Filed with the Securities and Exchange Commission on April 15, 2016

REGISTRATION NO. 333-109688

INVESTMENT COMPANY ACT NO. 811-7924

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 17

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 89

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

LINCOLN BENEFIT LIFE COMPANY

(Name of Depositor)

1221 N STREET, SUITE 200

LINCOLN, NEBRASKA 68508

(Address of Depositor's principal executive offices)

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ROBYN WYATT

LINCOLN BENEFIT LIFE COMPANY

1221 N STREET, SUITE 200

LINCOLN, NEBRASKA 68508

(888) 674-3667

(Name, address and telephone number of agent for service)

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2016 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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The Consultant Solutions Variable Annuities

(Classic, Plus, Elite, Select)

Lincoln Benefit Life Company

Street Address: 5801 SW 6th Ave. Topeka, KS 66636

Mailing Address: P.O. Box 758561, Topeka, KS 66675-8561

Telephone Number: 800-457-7617 / Fax Number: 1-785-228-4584

1940 Act file number: 811-07924

1933 Act file number: 333-109688

Prospectus dated April 29, 2016

Lincoln Benefit Life Company (“Lincoln Benefit”) is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•  Consultant Solutions Classic

• Consultant Solutions Plus

•  Consultant Solutions Elite

•  Consultant Solutions Select

Effective November 30, 2006, this product is no longer being offered for sale.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives (“Investment Alternatives”). The Investment Alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-accounts”) of the Lincoln Benefit Life Variable Annuity Account (“Variable Account”). Each Variable Sub-account invests exclusively in shares of the following underlying funds (“Funds”):

Invesco Variable Insurance Funds

 The Alger Portfolios

 Fidelity® Variable Insurance Products

Goldman Sachs Variable Insurance Trust

 Janus Aspen Series

 Legg Mason Partners Variable Equity Trust

 Legg Mason Partners Variable Income Trust

 MFS® Variable Insurance Trust(SM)

MFS® Variable Insurance Trust II

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

The Rydex Variable Trust

T. Rowe Price Equity Series, Inc.

Van Eck VIP Trust

The Universal Institutional Funds, Inc.

* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 33-35 for more information.

Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

We (Lincoln Benefit) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 76 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
AB Factor	19
Accumulation Benefit	18
TrueReturn Accumulation Benefit Option	18
Accumulation Phase	8
Accumulation Unit	17
Accumulation Unit Value	17
Annual Increase Death Benefit Option	5
Annuitant	13
Automatic Additions Program	14
Automatic Portfolio Rebalancing Program	43
Beneficiary	13
Benefit Base	19
Benefit Payment	27
Benefit Payment Remaining	27
Benefit Year	27
Co-Annuitant	13
*Contract	12
Contract Anniversary	5
Contract Owner (“you”)	18
Contract Value	28
Contract Year	5
Credit Enhancement	15
Dollar Cost Averaging Program	43
Due Proof of Death	56
Enhanced Earnings Death Benefit Option	58
Excess of Earnings Withdrawal	59
Fixed Account Options	36
Free Withdrawal Amount	46
Funds	Cover
Guarantee Period Account	37
Guarantee Options	18
Income Plan	50
Income Protection Benefit Option	53
In-Force Earnings	58
In-Force Premium	58

1

Page
Investment Alternatives	32
IRA Contract	5
Issue Date	8
Lincoln Benefit (“we”)	63
Market Value Adjustment	39
Maximum Anniversary Value (MAV) Death Benefit Option	57
Payout Phase	8
Payout Start Date	8
Payout Withdrawal	52
Portfolios	64
Qualified Contracts	61
Return of Premium (“ROP”) Death Benefit	56
Rider Application Date	5
Rider Anniversary	18
Rider Date	18
Rider Fee	5
Rider Maturity Date	18
Rider Period	18
Rider Trade-In Option	25, 31
Right to Cancel	15
SEC	Cover
Settlement Value	56
Spousal Protection Benefit (Co-Annuitant) Option	45
Standard Fixed Account Option	36, 37
SureIncome Withdrawal Benefit Option	26
Systematic Withdrawal Program	49
Tax Qualified Contracts	70
Transfer Period Account	35
Trial Examination Period	15
TrueBalanceSM Asset Allocation Program	35
Withdrawal Benefit Factor	27
Withdrawal Benefit Payout Phase	28
Valuation Date	15
Variable Account	63
Variable Sub-account	32

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

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Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•  The Consultant Solutions Classic Contract has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

•  The Consultant Solutions Plus Contract offers a Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

•  The Consultant Solutions Elite Contract has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

•  The Consultant Solutions Select Contract has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

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The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information. Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

Flexible Payments

We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($100 for automatic payments).

We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum Contract Value of $1,000.

For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

Trial Examination Period

You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See “Trial Examination Period” for details.

Expenses

Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-account. You also will bear the following expenses:

Consultant Solutions Classic Contracts

• Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Consultant Solutions Plus Contracts

• Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

• Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

Consultant Solutions Elite Contracts

• Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Consultant Solutions Select Contracts

• Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

• No withdrawal charges.

All Contracts

• Annual administrative expense charge of 0.10% average daily net assets (up to 0.25% for future Contracts).

• Annual contract maintenance charge of $40 (reduced to $30 if Contract Value is at least $2000, and waived in certain cases).

•  If you select the Maximum Anniversary Value (MAV) Enhanced Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

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• If you select the Annual Increase Enhanced Death Benefit Option (“Annual Increase Death Benefit Option”), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

•  If you select the Enhanced Earnings Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturn Accumulation Benefit Option you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome Withdrawal Benefit Option.

•  If you select the SureIncome Withdrawal Benefit Option (“SureIncome Option”) you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with the TrueReturn Accumulation Benefit Option.

•  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option you would pay an additional annual fee (“Rider Fee”) of 0.10% (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. This Option is available only for Individual Retirement Annuity (“IRA”) Contracts qualified under Section 408 of the Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time. No Rider Fee is charged for the Spousal Protection Benefit (Co-Annuitant) Option for Contract Owners who added the Option prior to May 1, 2005.

•  Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

•  Not all Options are available in all states

• We may discontinue offering any of these Options at any time.

Investment Alternatives

Each Contract offers several investment alternatives including:

•  Fixed Account Options that credit interest at rates we guarantee, and

•  Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

•  Invesco Advisers, Inc.

•  Fred Alger Management, Inc.

• Fidelity Management & Research Company

• Goldman Sachs Asset Management, L.P.

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• Janus Capital Management LLC

•  MFS™ Investment Management

•  OppenheimerFunds, Inc.

•  Pacific Investment Management Company LLC

•  Guggenheim Investments

•  Legg Mason Partners Fund Advisor, LLC

•  T. Rowe Price Associates, Inc.

•  Van Eck Associates Corporation

•  Morgan Stanley Investment Management Inc.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at 800-457-7617.

Special Services

For your convenience, we offer these special services:

•  Automatic Portfolio Rebalancing Program

•  Automatic Additions Program

•  Dollar Cost Averaging Program

•  Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

•  life income with guaranteed number of payments

•  joint and survivor life income with guaranteed number of payments

•  guaranteed number of payments for a specified period

•  life income with cash refund

•  joint life income with cash refund

•  life income with installment refund

•  joint life income with installment refund

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

6

Death Benefits

If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“ROP Death Benefit”), the death benefit options we currently offer include:

•  MAV Death Benefit Option;

•  Annual Increase Death Benefit Option; and

• Enhanced Earnings Death Benefit Option.

Transfers

Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

7

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 50-51. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 800-457-7617 if you have any question about how the Contracts work.

8

Expense Tables

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Consultant Solutions Classic	7%	7%	6%	5%	4%	3%	2%	0%	0%
Consultant Solutions Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Consultant Solutions Elite:	7%	6%	5%	0%	0%	0%	0%	0%	0%
Consultant Solutions Select:	None

All Contracts:
Annual Contract Maintenance Charge	$40**
Transfer Fee	up to 2.00% of the amount transferred, but not more than $25***
Premium Taxes	0% to 3.50% of Purchase Payment****
Loan Interest Rate	7.25%*****

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.

** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See “Expenses.”

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 3.5%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See “Premium Taxes” for more information.

***** For more information, see “Contract Loans for 403(b) Contracts.” The loan interest rate is subject to change.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Consultant Solutions Classic	1.25%	0.10%	1.35%
Consultant Solutions Plus	1.45%	0.10%	1.55%
Consultant Solutions Elite	1.60%	0.10%	1.70%
Consultant Solutions Select	1.70%	0.10%	1.80%

* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	Currently 0.20%, up to a maximum of 0.50% for Options added in the future *
Annual Increase Death Benefit Option	Currently 0.30%, up to a maximum of 0.50% for Options added in the future *
Enhanced Earnings Death Benefit Option (issue age 0-70)	Currently 0.25%, up to a maximum of 0.35% for Options added in the future *
Enhanced Earnings Death Benefit Option (issue age 71-79)	Currently 0.40%, up to a maximum of 0.50% for Options added in the future *

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Annual Increase Death Benefit Option, and Enhanced Earnings Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Consultant Solutions Classic	2.15%	0.10%	2.25%
Consultant Solutions Plus	2.35%	0.10%	2.45%
Consultant Solutions Elite	2.50%	0.10%	2.60%
Consultant Solutions Select	2.60%	0.10%	2.70%

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

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TrueReturn Accumulation Benefit Option Annual Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturn Accumulation Benefit Option	Currently 0.50%, up to a maximum of 1.25% for Options added in the future. *

* If we increase this charge, we will amend the prospectus, accordingly. See “TrueReturn Accumulation Benefit Option” for details.

Spousal Protection Benefit (Co-Annuitant) Option Annual Fee

(annual rate as a percentage of Contract Value on a Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	Currently 0.10%, up to a maximum of 0.15% for Options added in the future *

* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See “Spousal Protection Benefit (Co-Annuitant) Option” for details.

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option	Currently 0.50%, up to a maximum of 1.25% for SureIncome Options added in the future *

* If we increase this charge, we will amend the prospectus, accordingly. See “SureIncome Withdrawal Benefit Option” for details.

Income Protection Benefit Option Fee (Payout Phase only)*

(as a percentage of average daily net assets)

Income Protection Benefit Option	Currently 0.50%, up to a maximum of 1.25% for Options added in the future*

* See “Income Payments – Income Protection Benefit Option,” below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See “Expenses – Mortality and Expense Risk Charge,” below, for details.

Portfolio Annual Expenses – Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the second table below and in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.32%	2.28%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2015.

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•  invested $10,000 in the Contract for the time periods indicated;

•  earned a 5% annual return on your investment;

•  surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

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• elected the MAV Death Benefit Option and the Annual Increase Death Benefit Option;

•  elected the Enhanced Earnings Death Benefit Option (assuming issue age 71-79);

•  elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•  elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	Consultant Solutions Classic				Consultant Solutions Plus
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,243	$ 2,450	$ 3,564	$ 6,403	$ 1,388	$ 2,711	$ 3851	$ 6,521
Costs Based on Minimum Annual Portfolio Expenses	$ 1,057	$ 1,918	$ 2,726	$ 4,970	$ 1,202	$ 2,183	$ 3,022	$ 5,119

	Consultant Solutions Elite				Consultant Solutions Select
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,276	$ 2,457	$ 3,366	$ 6,630	$ 690	$ 2,055	$ 3,400	$ 6,683
Costs Based on Minimum Annual Portfolio Expenses	$ 1,091	$ 1,932	$ 2,543	$ 5,253	$ 504	$ 1,531	$ 2,582	$ 5,320

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	Consultant Solutions Classic				Consultant Solutions Plus
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 648	$ 1,940	$ 3,224	$ 6,403	$ 666	$ 1,988	$ 3,299	$ 6,521
Costs Based on Minimum Annual Portfolio Expenses	$ 462	$ 1,408	$ 2,386	$ 4,970	$ 480	$ 1,461	$ 2,469	$ 5,119

	Consultant Solutions Elite				Consultant Solutions Select
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 681	$ 2,032	$ 3,366	$ 6,630	$ 690	$ 2,055	$ 3,400	$ 6,683
Costs Based on Minimum Annual Portfolio Expenses	$ 496	$ 1,507	$ 2,543	$ 5,253	$ 504	$ 1,531	$ 2,582	$ 5,320

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option, the Annual Increase Death Benefit Option, the Enhanced Earnings Death Benefit Option (assuming the oldest Contract Owner and Co-Annuitant, or, if the Contract Owner is a non-living person, the oldest Annuitant, are age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option, and the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

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Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.

The Contracts

Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan(s) you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

•  any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The Consultant Solutions Select is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

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ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a Co-Annuitant:

• the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

•  the Contract Owner must be age 90 or younger on the Rider Application Date;

•  and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•  the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.

BENEFICIARY

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•  your spouse or, if he or she is no longer living,

•  your surviving children equally, or if you have no surviving children,

•  your estate.

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If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT

Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For Consultant Solutions Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of a Contract and/or acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.

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We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For Consultant Solutions Select Contracts, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 41.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each Consultant Solutions Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$ 500,000
1.00% of the purchase payment	$ 1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” below for details. The Consultant Solutions Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your

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purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

For Consultant Solutions Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

•  your Variable Account purchase payments; and

•  any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO Money Market – Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO Money Market – Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

Contract Loans for 403(b) Contracts

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan (“TSA Plan”) under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)  equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

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We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)  the Death Proceeds;

(2)  full withdrawal proceeds;

(3)  the amount available for partial withdrawal; and

(4)  the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase

Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Consultant Solutions Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For Consultant Solutions Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

• changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

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We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN ACCUMULATION BENEFIT OPTION

We offer the TrueReturn Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Accumulation Benefit Option” below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

• notifying us in writing in a form satisfactory to us; or

• changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the “Investment Requirements” section below.

The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two “Guarantee Options,” Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the “Investment Requirements” section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

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The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750

Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•  The Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

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• The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately prior to the withdrawal; and

(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1)  to a model portfolio option (“Model Portfolio Option”) available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1 * TrueBalance Conservative Model Portfolio Option * TrueBalance Moderately Conservative Model Portfolio Option

* Model Portfolio Option 2

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* TrueBalance Moderate Model Portfolio Option

* TrueBalance Moderately Aggressive Model Portfolio Option

* TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option”

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section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

Model Portfolio Option 1

20% Category A

50% Category B

30% Category C

0% Category D

Category A

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

PIMCO Money Market – Administrative Shares Sub-Account

Category B

Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account

Western Asset Variable Global High Yield Bond – Class II Sub-Account

MFS High Yield – Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account

PIMCO Real Return – Administrative Shares Sub-Account

PIMCO Total Return - Administrative Shares Sub Account

UIF U.S. Real Estate, Class II Sub-Account(8)

Invesco V.I. Government Securities, Series II Sub-Account

Category C

Invesco V.I. Value Opportunities – Series II Sub-Account(2)

Invesco V.I. Core Equity – Series II Sub-Account

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(7)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Equity-Income – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Overseas – Service Class 2 Sub-Account

Fidelity® VIP Asset Manager(SM) – Service Class 2 Sub-Account

Janus Aspen Series Overseas – Service Shares Sub-Account

Janus Aspen Series Forty – Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value – Service Shares Sub-Account(6)

Janus Aspen Series Balanced – Service Shares Sub-Account

ClearBridge Variable Large Cap Value – Class I Sub-Account

MFS Investors Trust – Service Class Sub-Account

MFS Total Return – Service Class Sub-Account

MFS® MA Investors Growth Stock – Service Class Sub-Account(4)

MFS Value – Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account(1)

Oppenheimer Main Street Small Cap Fund/VA – Class 2 Shares Sub-Account

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income – II Sub-Account

T. Rowe Price Blue Chip Growth – II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)

Invesco V.I. American Franchise – Series II Sub-Account

Alger Large Cap Growth – Class S Sub-Account

Alger Capital Appreciation – Class S Sub-Account

Alger Mid Cap Growth – Class S Sub-Account(3)

Fidelity® VIP Growth – Service Class 2 Sub-Account

MFS New Discovery – Service Class Sub-Account

Oppenheimer Global/VA – Class 2 Shares Sub-Account

UIF Growth, Class II Sub-Account

Van Eck VIP Emerging Markets Sub-Account

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Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth – Series II Sub-Account

(1) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)  Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3) Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4) On or about March 27, 2015, the MFS® MA Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5)  Effective May 1, 2015, PIMCO Total Return - Administrative Shares Sub-Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(6) Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(7) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8)  Effective February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

Model Portfolio Option 2

(Rider Date Prior to May 1, 2005)

10% Category A

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20% Category B

50% Category C

20% Category D

Category A

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

PIMCO Money Market – Administrative Shares Sub-Account

Category B

Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account

Western Asset Variable Global High Yield Bond – Class II Sub-Account

MFS High Yield – Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account

PIMCO Real Return – Administrative Shares Sub-Account

PIMCO Total Return – Administrative Shares Sub Account

UIF U.S. Real Estate, Class II Sub-Account(7)

Invesco V.I. Government Securities, Series II Sub-Account

Category C

Invesco V.I. Value Opportunities – Series II Sub-Account

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(6)

Fidelity® VIP Equity-Income – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Asset Manager(SM) – Service Class 2 Sub-Account

Janus Aspen Series Perkins Mid Cap Value – Service Shares Sub-Account(5)

Janus Aspen Series Balanced – Service Shares Sub-Account

ClearBridge Variable Large Cap Value – Class I Sub-Account

MFS Investors Trust – Service Class Sub-Account

MFS Total Return – Service Class Sub-Account

MFS Value – Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(1)

T. Rowe Price Equity Income – II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

Category D

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Core Equity – Series II Sub-Account

Alger Large Cap Growth – Class S Sub-Account

Alger Capital Appreciation – Class S Sub-Account

Alger Mid Cap Growth – Class S Sub-Account(2)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Growth – Service Class 2 Sub-Account

Fidelity® VIP Overseas – Service Class 2 Sub-Account

Janus Aspen Series Overseas – Service Shares Sub-Account

Janus Aspen Series Forty – Service Shares Sub-Account

MFS New Discovery – Service Class Sub-Account

MFS® MA Investors Growth Stock – Service Class Sub-Account(3)

Oppenheimer Global Fund/VA – Class 2 Shares

Oppenheimer Main Street Small Cap Fund – Class 2 Shares

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Blue Chip Growth – II Sub-Account

UIF Growth, Class II Sub-Account

Van Eck VIP Emerging Markets Sub-Account

Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

(1) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2) Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3) On or about March 27, 2015, the MFS® MA Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(4) Effective May 1, 2015, the PIMCO Total Return – Administrative Shares Sub Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(5) Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account

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if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. .

(6) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(7) Effective February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005). We will use the percentage allocations as of your most recent instructions.

Rider Date on or after May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

Model Portfolio Option 2
(Rider Date on or after May 1, 2005)

Available

Invesco V.I. Value Opportunities – Series II Sub-Account(2)

Invesco V.I. Core Equity – Series II Sub-Account

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account (7)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Equity-Income – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account

Fidelity® VIP Overseas – Service Class 2 Sub-Account

Fidelity® VIP Asset Manager(SM) – Service Class 2 Sub-Account

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

Janus Aspen Series Overseas – Service Shares Sub-Account

Janus Aspen Series Forty – Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value – Service Shares Sub-Account(5)

Janus Aspen Series Balanced – Service Shares Sub-Account

Western Asset Variable Global High Yield Bond – Class II Sub-Account

ClearBridge Variable Large Cap Value – Class I Sub-Account

MFS Investors Trust – Service Class Sub-Account

MFS High Yield – Service Class Sub-Account

MFS® MA Investors Growth Stock – Service Class Sub-Account(4)

MFS Total Return – Service Class Sub-Account

MFS Value – Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account

PIMCO Money Market – Administrative Shares Sub-Account

PIMCO Real Return – Administrative Shares Sub-Account

PIMCO Total Return – Administrative Shares Sub Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(1)

Oppenheimer Main Street Small Cap Fund – Class 2 Shares

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income – II Sub-Account

T. Rowe Price Blue Chip Growth – II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(8)

Invesco V.I. Growth and Income, Series II Sub-Account

Invesco V.I. Government Securities, Series II Sub-Account

Model Portfolio Option 2
(Rider Date on or after May 1, 2005)

Excluded

Invesco V.I. American Franchise – Series II Sub-Account

Alger Large Cap Growth – Class S Sub-Account

Alger Capital Appreciation – Class S Sub-Account

Alger Mid Cap Growth – Class S Sub-Account (3)

Fidelity® VIP Growth – Service Class 2 Sub-Account

MFS New Discovery – Service Class Sub-Account

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

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UIF Growth Class II Sub-Account

Van Eck VIP Emerging Markets Sub-Account

Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

(1) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)  Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3) Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4) On or about March 27, 2015, the MFS® MA Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5)  Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6) Effective May 1, 2015, PIMCO Total Return – Administrative Shares Sub Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(7) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8)  Effective February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel

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the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 60 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option (“New Option”), provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

•  The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

• The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

•  the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

• the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

• the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•  the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

• any waiting period for canceling the New Option will start again on the new Rider Date;

• any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

• the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

• The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

•  The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

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Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

• on the Rider Maturity Date;

• on the Payout Start Date;

• on the date your Contract is terminated;

• on the date the Option is cancelled;

• on the date we receive a Complete Request for Settlement of the Death Proceeds; or

• on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”.

For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”) (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

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During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

• The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) that is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and decreased by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

• The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the “Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix G.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

•  The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

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• No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

•  The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

•  During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

•  If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

•  If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

• Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year 1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

Investment Requirements

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of

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certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options (“Model Portfolio Options”) as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2)  to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1

*TrueBalance Conservative Model Portfolio Option

*TrueBalance Moderately Conservative Model Portfolio Option

*TrueBalance Moderate Model Portfolio Option

*TrueBalance Moderately Aggressive Model Portfolio Option

*TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

Available

Invesco V.I. Value Opportunities – Series II Sub-Account(2)

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Invesco V.I. Core Equity – Series II Sub-Account

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(7)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Equity-Income – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account

Fidelity® VIP Overseas – Service Class 2 Sub-Account

Fidelity® VIP Asset Manager(SM) – Service Class 2 Sub-Account

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

Janus Aspen Series Overseas – Service Shares Sub-Account

Janus Aspen Series Forty – Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value – Service Shares Sub-Account(5)

Janus Aspen Series Balanced – Service Shares Sub-Account

Western Asset Variable Global High Yield Bond – Class II Sub-Acount

ClearBridge Variable Large Cap Value – Class I Sub-Account

MFS Investors Trust – Service Class Sub-Account

MFS High Yield – Service Class Sub-Account

MFS® MA Investors Growth Stock – Service Class Sub-Account(4)

MFS Total Return – Service Class Sub-Account

MFS Value – Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(1)

Oppenheimer Main Street Small Cap Fund – Class 2 Shares Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account

PIMCO Money Market – Administrative Shares Sub-Account

PIMCO Real Return – Administrative Shares Sub-Account

PIMCO Total Return – Administrative Shares Sub Account

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income – II Sub-Account

T. Rowe Price Blue Chip Growth – II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(8)

Invesco V.I. Growth and Income, Series II Sub-Account

Invesco V.I. Government Securities, Series II Sub-Account

Excluded

Invesco V.I. American Franchise – Series II Sub-Account

Alger Large Cap Growth – Class S Sub-Account

Alger Capital Appreciation – Class S Sub-Account

Alger Mid Cap Growth – Class S Sub-Account(3)

Fidelity® VIP Growth – Service Class 2 Sub-Account

MFS New Discovery – Service Class Sub-Account

Oppenheimer Global Fund/VA – Class 2 Shares

UIF Growth, Class II Sub-Account

Van Eck VIP Emerging Markets Sub-Account

Van Eck VIP Global Hard Assets Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

(1) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)  Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3) Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4) On or about March 27, 2015, the MFS® MA Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5) Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6) Effective May 1, 2015, the PIMCO Total Return – Administrative Shares Sub Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

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(7) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8) Effective February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We may also offer other Options (“Other New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•  The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

• The New Option must be an Option that we make available for use with this Rider Trade-In Option.

•  The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 60 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

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If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

This SureIncome Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

• On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

• On the date the Contract is terminated;

• On the date the SureIncome Option is cancelled;

• On the date we receive a Complete Request for Settlement of the Death Proceeds; or

• On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Investment Alternatives: The Variable Sub-accounts

You may allocate your purchase payments to various Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 800-457-7617.

Portfolio	Investment Objective	Investment Adviser
Invesco Variable Insurance Funds
Invesco V.I. Value Opportunities Fund – Series II(2)	Long-term growth of capital	Invesco Advisers, Inc.

Invesco V.I. American Franchise Fund – Series II	Capital appreciation
Invesco V.I. Core Equity Fund – Series II	Long-term growth of capital
Invesco V.I. Mid Cap Core Equity Fund – Series II(7)	Long-term growth of capital

Invesco V.I. Mid Cap Growth Portfolio, Series II	Capital growth
Invesco V.I. Government Securities, Series II	Total return, comprised of current income and capital appreciation
Invesco V.I. Growth and Income Portfolio, Series II	Long-term growth of capital and income.

The Alger Portfolios

Alger Large Cap Growth Portfolio – Class S	Long-term capital appreciation	Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio – Class S	Long-term capital appreciation
Alger Mid Cap Growth Portfolio – Class S(3)	Long-term capital appreciation

Fidelity® Variable Insurance Products

Fidelity® VIP Asset Manager(SM) Portfolio – Service Class 2	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company

Fidelity® VIP Contrafund® Portfolio – Service Class 2	Long-term capital appreciation
Fidelity® VIP Equity-Income Portfolio – Service Class 2

Reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(SM) Index (S&P 500®).

Fidelity® VIP Growth Portfolio – Service Class 2	To achieve capital appreciation
Fidelity® VIP Index 500 Portfolio – Service Class 2	Investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the Standard & Poor’s 500(SM) Index (S&P 500®)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class 2	As high a level of current income as is consistent with the preservation of capital
Fidelity® VIP Government Money Market Portfolio – Service Class 2 (formerly, Fidelity® VIP Money Market Portfolio – Service Class 2)	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity® VIP Overseas Portfolio – Service Class 2	Long-term growth of capital

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Mid Cap Value Fund	Long-term capital appreciation	Goldman Sachs Asset Management, L. P.

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Portfolio	Investment Objective	Investment Adviser
Janus Aspen Series
Janus Aspen Series Balanced Portfolio – Service Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Series Flexible Bond Portfolio – Institutional Shares	Maximum total return, consistent with preservation of capital
Janus Aspen Series Overseas Portfolio – Service Shares	Long-term growth of capital.
Janus Aspen Series Forty Portfolio – Service Shares	Long-term growth of capital
Janus Aspen Series Perkins Mid Cap Value Portfolio – Service Shares(5)	Capital appreciation.	Subadviser: Perkins Investment Management LLC

Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Value Portfolio – Class I	Long-term growth of capital. Current income is a secondary objective

Legg Mason Partners Fund Advisor, LLC, adviser; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio – Class II	Maximum total return	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers.
MFS® Variable Insurance Trust(SM) II

MFS® High Yield Series - Service Class	Total return with an emphasis on high current income, but also considering capital appreciation	MFS™ Investment Management

MFS® Investors Trust Series - Service Class	Capital appreciation
MFS® New Discovery Series - Service Class	Capital appreciation
MFS® Total Return Series - Service Class	Total return
MFS® Value Series - Service Class	Capital appreciation
MFS® Variable Insurance Trust II
MFS® MA Investors Growth Stock – Service Class Sub-Account(4)	Capital appreciation

Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA – Class 2 Shares	Capital appreciation	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA – Class 2 Shares	Capital appreciation.
Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares(1)	Capital appreciation.

PIMCO Variable Insurance Trust

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

PIMCO Money Market Portfolio – Administrative Shares	Maximum current income, consistent with preservation of capital and daily liquidity
PIMCO Real Return Portfolio – Administrative Shares	Maximum real return, consistent with preservation of real capital and prudent investment management
PIMCO Total Return Portfolio – Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management
The Rydex Variable Trust

Guggenheim VIF Long Short Equity Fund	Long-term capital appreciation.	Guggenheim Investments

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio – II	Long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	High level of dividend income and long-term capital growth primarily through investments in stocks.

Portfolio	Investment Objective	Investment Adviser
The Universal Institutional Funds, Inc.
UIF Growth Portfolio, Class II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

UIF U.S. Real Estate Portfolio, Class II(8)	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck VIP Trust

Van Eck VIP Emerging Markets Fund	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world	Van Eck Associates Corporation
Van Eck VIP Global Hard Assets Fund	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration

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(1) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2) Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)  Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4) On or about March 27, 2015, the MFS® MA Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5) Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6) Effective May 1, 2015, the PIMCO Total Return – Administrative Shares Sub Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(7) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8) Effective February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

Amounts you allocate to Variable Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

TRUEBALANCESM ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one

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model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Lincoln Benefit and the principal underwriter of the Contracts, Allstate Distributors, L.L.C., Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit’s Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according

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to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO Money Market – Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 43.

This option allows you to allocate purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO Money Market – Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO Money Market – Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 43.

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If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO Money Market – Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Consultant Solutions Select Contract.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

If you have selected the Consultant Solutions Classic Contract, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for Consultant Solutions Classic. For Consultant Solutions Plus, Select and Elite Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

• transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

•  withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

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Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•  you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

• you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the Consultant Solutions Classic Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and

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income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

•  withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the “TrueReturn Accumulation Benefit Option” and “SureIncome Withdrawal Benefit Option” sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For Consultant Solutions Select Contracts, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas – Service Class 2 Sub-Account

Janus Aspen Series Overseas – Service Shares Sub-Account

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

Van Eck VIP Emerging Markets Sub-Account

MFS High Income – Service Class Sub-Account

Western Asset Variable Global High Yield Bond – Class II Sub-Account

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

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MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•  whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters

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may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuations on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 – Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 – Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

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Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

•  your Contract Value is equal to or greater than $50,000; or

•  your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Consultant Solutions Classic	1.25%
Consultant Solutions Plus	1.45%
Consultant Solutions Elite	1.60%
Consultant Solutions Select	1.70%

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Consultant Solutions Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

• MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•  Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

• Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

• 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; or

• 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

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• The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•  Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturn Accumulation Benefit Option” section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the SureIncome Option (“SureIncome Option Fee” or “Rider Fee”). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

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The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

For all of the contracts except the Consultant Solutions Select, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 9. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 39 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Consultant Solutions Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)  Purchase payments that no longer are subject to withdrawal charges;

2)  Free Withdrawal Amount (if available);

3)  Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)  Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•  The Free Withdrawal Amount described above; or

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• Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)  Earnings not previously withdrawn;

2)  Purchase payments that are no longer subject to withdrawal charges;

3)  Free Withdrawal Amount in excess of earnings;

4)  Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Consultant Solutions Select Contract, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

All Contracts

We do not apply a withdrawal charge in the following situations:

• the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

• withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

• withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Consultant Solutions Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver.    We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

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“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Consultant Solutions Select.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the “Taxes” section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 10. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

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Access to Your Money

WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 50.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See “Standard Fixed Account Option” on page 38.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See “SureIncome Withdrawal Benefit Option” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before

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terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

•  the youngest Annuitant’s 99th birthday, or

• the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

• fixed income payments;

•  variable income payments; or

• a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income

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payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See “Modifying Payments” and “Payout Withdrawals” below for more details.

Income Plan 4 – Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

• You may request to modify the length of the Guaranteed Payment Period. Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

• You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions (“RMD”) under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

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Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“Withdrawal Value”), subject to a Payout Withdrawal Charge, by requesting a withdrawal (“Payout Withdrawal”) in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Consultant Solutions Classic	7%	7%	6%	5%	4%	3%	2%	0%	0%
Consultant Solutions Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Consultant Solutions Elite	7%	6%	5%	0%	0%	0%	0%	0%	0%
Consultant Solutions Select	None

Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

•  terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

• reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your

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representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

• The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

• You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

• You may apply the Income Protection Benefit Option to more than one Income Plan.

• The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

• You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

• You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

• You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

Investment Requirements.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

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We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

* Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

Model Portfolio Option 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

Model Portfolio Option 1

20% Category A

50% Category B

30% Category C

CATEGORY A

Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)

PIMCO Money Market – Administrative Shares Sub-Account

Model Portfolio Option 1

CATEGORY B

Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account

Western Asset Variable Global High Yield Bond – Class II Sub-Account

MFS High Yield – Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account

PIMCO Real Return – Administrative Shares Sub-Account

PIMCO Total Return – Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(6)

Invesco V.I. Government Securities, Series II Sub-Account

CATEGORY C

Invesco V.I. Value Opportunities – Series II Sub-Account

Invesco V.I. Core Equity – Series II Sub-Account

Invesco V.I. Mid Cap Core Equity – Series II Sub-Account(5)

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Equity-Income – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Overseas – Service Class 2 Sub-Account

Fidelity® VIP Asset Manager(SM) – Service Class 2 Sub-Account

Janus Aspen Series Overseas – Service Shares Sub-Account

Janus Aspen Series Forty – Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value – Service Shares Sub-Account(4)

Janus Aspen Series Balanced – Service Shares Sub-Account

ClearBridge Variable Large Cap Value – Class II Sub-Account

MFS Investors Trust – Service Class Sub-Account

MFS® MA Investors Growth Stock – Service Class Sub-Account(2)

MFS Total Return – Service Class Sub-Account

MFS Value – Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA Service Shares Sub-Account(1)

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income – II Sub-Account

T. Rowe Price Blue Chip Growth – II Sub-Account

Invesco V.I. Growth and Income, Series II Sub-Account

(1) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth Fund/VA Service Shares Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

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(2) On or about March 27, 2015, the MFS® MA Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(3) Effective May 1, 2015, the PIMCO Total Return – Administrative Shares Sub Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(4) Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(5) Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6) Effective February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

•  adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

•  deducting any applicable taxes; and

• applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts covered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

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Death Benefits

DEATH PROCEEDS

Under certain conditions, described below, we will pay a death settlement (“Death Proceeds”) for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” on page 50 for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

• A certified copy of the death certificate;

• A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

• Any other proof acceptable to us.

“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

• If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

• If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

• MAV Death Benefit Option

• Annual Increase Death Benefit Option

• Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The “Death Benefit” is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

• The Contract Value;

• The Settlement Value;

• The ROP Death Benefit;

• The MAV Death Benefit Option (if selected); or

• The Annual Increase Death Benefit Option (if selected).

The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

The sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

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Maximum Anniversary Value Death Benefit Option.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see “Death Proceeds” on page 56), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

• Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts).

• Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

• On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and withdrawals); or

• The date we next determine the Death Proceeds.

Annual Increase Death Benefit Option.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

(b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

•  200% of the Contract Value as of the Rider Date; plus

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• 200% of purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

• Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Consultant Solutions Plus Contracts)); or

• The date we next determine the Death Proceeds.

Enhanced Earnings Death Benefit Option.

The “Enhanced Earnings Death Benefit Option” is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

• 0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

• 0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

• 100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

• 40% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

• 50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

• 25% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.

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An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

• The Rider Date will be changed to the date we determine the Death Proceeds;

• The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

• The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

• The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner’s, Co-Annuitant’s or Annuitant’s age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

We reserve the right to impose limitations on the Investment Alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain investment alternatives, restrictions on transfers to and from certain investment alternatives, and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

• the date the Contract is terminated;

• if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 60, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

• if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

• on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

• on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

• the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

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The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

New Contract Owner Categories

Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

• Over the life of the New Contract Owner; or

• For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

• Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.

Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

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Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

• One year of the date of death;

• The same calendar year as the date we receive the first Complete Request for Settlement; and

• One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

• The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

• The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1.    If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

• A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

• The youngest Owner; otherwise,

• The youngest Beneficiary.

Category 2.    If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

Option A.    The Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant’s date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant’s date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death

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settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

• The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

• The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

• The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

• The option may only be added when we issue the Contract or within 6 months of the Contract Owner’s marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

•  upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•  upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•  on the date the Contract is terminated;

• on the Payout Start Date; or

• on the date you change the beneficiary of the Contract and the change is accepted by us;

•  for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

• for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•  The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•  Option D of the “Death of Owner” provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.

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Description of Lincoln Benefit Life Company and the Variable Account

LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of Resolution Life, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of Resolution Life L.P. a Bermuda limited partnership and Resolution Life (Parallel) Partnership, a Bermuda-based partnership.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts covered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Lincoln Benefit has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholder funds, benefits and expenses are ceded to Allstate Life Insurance Company (“Allstate Life”) and other non-affiliated reinsurers. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements has changed the fact that we are primarily liable to you for your Contract.

State Regulation of Lincoln Benefit

We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements

The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.

VARIABLE ACCOUNT

Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts covered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 76.

THE PORTFOLIOS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value

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allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

Distribution.     Allstate Distributors, LLC (“ADLLC”), located at 3075 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

ADLLC does not sell Contracts directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer’s or bank’s practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract

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charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

Administration.     We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with Allstate Life. Allstate Life has entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”), pursuant to which PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. Correspondence you send by regular mail to our service center should be sent to P.O. Box 758566, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.

ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met.

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Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management’s judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS

Matters of Nebraska law pertaining to the Contract, including the validity of the Contract and Lincoln Benefit’s right to issue the Contract under Nebraska law, have been passed upon by Lamson Dugan & Murray LLP, Omaha, Nebraska.

Taxes

The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

• the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

• Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal

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income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest

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that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

• if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal advisor for more information

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

• if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

• if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or becoming totally disabled,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

• attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

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If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which may require 30% mandatory withholding for certain entities.  Please consult with your tax advisor for additional information regarding FATCA.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

• Individual Retirement Annuities (IRAs) under Code Section 408(b);

• Roth IRAs under Code Section 408A;

• Simplified Employee Pension (SEP IRA) under Code Section 408(k);

• Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

• Tax Sheltered Annuities under Code Section 403(b);

• Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

• State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement

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annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

• made on or after the date the Contract Owner attains age 59 1/2,

• made to a beneficiary after the Contract Owner’s death,

• attributable to the Contract Owner being disabled, or

• made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or total disability,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made after separation from service after age 55 (does not apply to IRAs),

• made pursuant to an IRS levy,

• made for certain medical expenses,

• made to pay for health insurance premiums while unemployed (applies only for IRAs),

• made for qualified higher education expenses (applies only for IRAs)

•  made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

• from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

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During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts.    Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

• a series of substantially equal periodic payments made over a period of at least 10 years, or,

• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

• hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which may require 30% mandatory withholding for certain entities.  Please consult with your tax advisor for additional information regarding FATCA.

Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual

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can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or non-elective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

•  severs employment,

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• dies,

•  becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•  A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•  An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

Gifts and Generation-skipping Transfers

The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes. Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Tax Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. Additionally, if you transfer your Annuity to another person for less than adequate consideration, there may be federal or state income tax consequences.  The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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About Lincoln Benefit Life Company

Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

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Statement of Additional Information

Table of Contents

Additions, Deletions, or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments

General Matters
Experts
Financial Statements
Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A

Contract Comparison Chart

Feature	Classic	Plus	Elite	Select
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None
Mortality and Expense Risk Charge (Base Contract)	1.25%	1.45%	1.60%	1.70%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option*
	Classic	Plus	Elite	Select
Transfer Periods	6-month	6-month	6-month	N/A
	12-month	12-month	12-month	N/A

Standard Fixed Account Option (not available in all states)**
	Classic	Plus	Elite	Select
Guarantee Periods	1-year	N/A	N/A	N/A
	N/A	N/A	N/A	N/A
	N/A	N/A	N/A	N/A
	N/A	N/A	N/A	N/A

MVA Fixed Account Option (not available in all states)***
	Classic	Plus	Elite	Select
Guarantee Periods	1-year	1-year	1-year	1-year
	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

** May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.

[[L:Appendix_Number]]-1

Appendix B – Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=

the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

.9 × [I-(J + .0025)] × N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Consultant Solutions Classic*

Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4: Calculate the Market Value Adjustment:	I	= 4.50%
	J	= 4.20% 730 DAYS
	N	= = 2 365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
	=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
	=	.0009 × $11,411.66 = $10.27
Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4: Calculate the Market Value Adjustment:	I	= 4.50%
	J	= 4.80% 730 DAYS
	N	= = 2 365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
	=	.9 × [(.045 - (.048 + .0025)] × (2) = –.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
	=	–.0099 × $11,411.66 = –($112.98)
Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 – $112.98 = $10,788.68

* These examples assume the election of the Consultant Solutions Classic Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Consultant Solutions Plus, Consultant Solutions Elite Contracts, and Consultant Solutions Select Contracts which have different expenses and withdrawal charges.

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Appendix C

Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value

Step 1 – Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.

Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.

Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

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Appendix D

Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

Death Benefit Amount
					ROP Value			Annual Increase Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Classic, Elite And Select	Plus	Maximum Anniversary Value	Classic, Elite And Select	Plus
1/1/06	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/06	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 39,000	$ 41,250	$ 40,339	$ 41,953

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Classic, Elite and Select	Plus
ROP Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000

MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Annual Increase Death Benefit**
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

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Appendix E

Calculation of Enhanced Earnings Death Benefit*

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000 + $0 - $0)
In-Force Earnings	=	$25,000 ($125,000 - $100,000)
Enhanced Earnings Death Benefit**	=	40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**  If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000 + $0 - $5,000)
In-Force Earnings	=	$19,000 ($114,000 - $95,000)
Enhanced Earnings Death Benefit**	=	40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

** If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

E-1

Excess of Earnings Withdrawals	=	$30,000 ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000 + $40,000 - $30,000)
In-Force Earnings	=	$20,000 ($140,000 - $120,000)
Enhanced Earnings Death Benefit**	=	25%*$20,000 = $5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**  If the oldest Contract Owner had been age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000 + $0 - $0)
In-Force Earnings	=	$50,000 ($150,000 - $100,000)
Enhanced Earnings Death Benefit**	=	40%*$50,000 = $20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Enhanced Earnings Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**  If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

E-2

Appendix F

Withdrawal Adjustment Example – Accumulation Benefit*

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Consultant Solutions Classic, Elite and Select Contracts, $52,000 for Consultant Solutions Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Classic, Elite and Select	Plus
1/1/2008	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$52,000
7/1/2008	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$39,000

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Classic, Elite and Select	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under Consultant Solutions Plus Contracts. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

F-1

Appendix G – SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 – $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 – $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

G-1

APPENDIX H – ACCUMULATION UNIT VALUES

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.

The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio – Service Shares Sub-Account and Oppenheimer Small- & Mid-Cap Growth Fund/VA – Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the Invesco V.I. Core Equity – Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio – Class I Shares Sub-Account and Legg Mason ClearBridge Variable Large Cap Value Portfolio – Class I Shares Sub-Account which were first offered under the Contracts on April 27, 2007; and the Janus Aspen Overseas Portfolio – Service Share Sub-Account which was first offered under the Contracts on April 30, 2008; and the Invesco V.I. Government Securities Fund – Series II Sub-Account which was first offered under the Contracts on April 29, 2011; and the Invesco Van Kampen V.I. American Franchise Fund – Series II Sub-Account which was first offered under the Contracts on April 27, 2012.

The name of the following Sub-Account changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2016:
Van Eck VIP Emerging Markets Fund	VanEck VIP Emerging Markets Fund
Van Eck VIP Global Hard Assets Fund	VanEck VIP Global Hard Assets Fund

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts –

PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Low

Mortality & Expense = 1.25

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.509	$13.506	132,966
	2007	$13.506	$17.746	141,537
	2008	$17.746	$9.582	106,723
	2009	$9.582	$14.244	103,782
	2010	$14.244	$15.967	81,615
	2011	$15.967	$15.653	71,835
	2012	$15.653	$18.204	91,871
	2013	$18.204	$24.205	40,645
	2014	$24.205	$27.089	41,065
	2015	$27.089	$28.304	36,266
Alger Large Cap Growth Portfolio – Class S
	2006	$11.134	$11.523	222,959
	2007	$11.523	$13.598	210,459
	2008	$13.598	$7.204	237,432
	2009	$7.204	$10.465	192,485
	2010	$10.465	$11.656	149,608
	2011	$11.656	$11.411	129,818
	2012	$11.411	$12.313	101,373
	2013	$12.313	$16.346	79,784
	2014	$16.346	$17.828	164,785
	2015	$17.828	$17.826	155,888
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.485	$12.450	308,342
	2007	$12.450	$16.122	291,878
	2008	$16.122	$6.605	291,655
	2009	$6.605	$9.859	287,119
	2010	$9.859	$11.562	207,809
	2011	$11.562	$10.427	178,217
	2012	$10.427	$11.900	145,851
	2013	$11.900	$15.895	114,252
	2014	$15.895	$16.869	94,587
	2015	$16.869	$16.327	81,563
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.509	48,073
	2008	$9.509	$5.949	43,169
	2009	$5.949	$7.592	39,260
	2010	$7.592	$8.733	32,930
	2011	$8.733	$8.081	27,368
	2012	$8.081	$9.166	26,563
	2013	$9.166	$11.951	21,828
	2014	$11.951	$12.883	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.749	96,362
	2008	$9.749	$6.191	93,685
	2009	$6.191	$7.604	79,400
	2010	$7.604	$8.211	60,894
	2011	$8.211	$8.502	48,053
	2012	$8.502	$9.771	43,691
	2013	$9.771	$12.759	23,351
	2014	$12.759	$14.061	37,777
	2015	$14.061	$13.473	25,876
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.460	$11.056	134,814
	2007	$11.056	$12.561	148,955
	2008	$12.561	$8.809	146,295
	2009	$8.809	$11.190	119,875
	2010	$11.190	$12.580	112,596
	2011	$12.580	$12.061	77,639
	2012	$12.061	$13.354	57,021
	2013	$13.354	$15.194	50,790
	2014	$15.194	$15.819	46,043
	2015	$15.819	$15.596	39,779
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$13.106	$14.408	891,858
	2007	$14.408	$16.672	862,174
	2008	$16.672	$9.425	782,708
	2009	$9.425	$12.596	702,455
	2010	$12.596	$14.529	608,058
	2011	$14.529	$13.934	502,184
	2012	$13.934	$15.965	366,709
	2013	$15.965	$20.624	282,865
	2014	$20.624	$22.717	232,099
	2015	$22.717	$22.503	186,712
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.290	$13.358	699,045
	2007	$13.358	$13.344	675,449
	2008	$13.344	$7.528	651,012
	2009	$7.528	$9.646	556,829
	2010	$9.646	$10.935	507,555
	2011	$10.935	$10.858	393,828
	2012	$10.858	$12.538	304,289
	2013	$12.538	$15.811	211,218
	2014	$15.811	$16.920	158,397
	2015	$16.920	$15.984	136,197
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.104	$10.429	1,383,659
	2007	$10.429	$10.797	1,358,656
	2008	$10.797	$10.946	1,573,766
	2009	$10.946	$10.850	1,408,990
	2010	$10.850	$10.711	1,056,049
	2011	$10.711	$10.568	995,591
	2012	$10.568	$10.426	767,257
	2013	$10.426	$10.286	618,987
	2014	$10.286	$10.148	472,894
	2015	$10.148	$10.012	381,361

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$10.209	$10.734	362,183
	2007	$10.734	$13.411	341,543
	2008	$13.411	$6.971	316,734
	2009	$6.971	$8.800	268,644
	2010	$8.800	$10.752	234,521
	2011	$10.752	$10.604	183,811
	2012	$10.604	$11.967	111,743
	2013	$11.967	$16.056	87,560
	2014	$16.056	$17.584	67,893
	2015	$17.584	$18.544	51,691
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$11.004	$12.532	1,175,182
	2007	$12.532	$13.002	1,100,162
	2008	$13.002	$8.060	1,084,831
	2009	$8.060	$10.043	981,330
	2010	$10.043	$11.366	794,035
	2011	$11.366	$11.413	670,286
	2012	$11.413	$13.019	525,991
	2013	$13.019	$16.941	379,644
	2014	$16.941	$18.933	326,211
	2015	$18.933	$18.880	265,767
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.269	$10.549	806,750
	2007	$10.549	$10.831	811,904
	2008	$10.831	$10.315	588,837
	2009	$10.315	$11.750	550,819
	2010	$11.750	$12.466	526,200
	2011	$12.466	$13.164	567,827
	2012	$13.164	$13.713	328,111
	2013	$13.713	$13.249	239,889
	2014	$13.249	$13.804	196,159
	2015	$13.804	$13.502	175,007
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.810	$14.883	762,307
	2007	$14.883	$17.185	776,150
	2008	$17.185	$9.500	781,458
	2009	$9.500	$11.829	694,356
	2010	$11.829	$13.167	617,998
	2011	$13.167	$10.737	562,383
	2012	$10.737	$12.750	414,825
	2013	$12.750	$16.372	309,349
	2014	$16.372	$14.811	266,449
	2015	$14.811	$15.093	215,156
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.738	72,245
Guggenheim VIF Long Short Equity Fund
	2006	$11.890	$13.065	91,432
	2007	$13.065	$15.819	78,479
	2008	$15.819	$9.249	92,524
	2009	$9.249	$11.614	80,586
	2010	$11.614	$12.741	74,184
	2011	$12.741	$11.745	56,732
	2012	$11.745	$12.099	44,489
	2013	$12.099	$14.020	32,853
	2014	$14.020	$14.217	25,371
	2015	$14.217	$14.202	20,367

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$9.785	16,939
	2013	$9.785	$13.494	13,297
	2014	$13.494	$14.400	11,516
	2015	$14.400	$14.880	10,691
Invesco V.I. Capital Appreciation – Series II
	2006	$11.036	$11.547	61,199
	2007	$11.547	$12.727	56,382
	2008	$12.727	$7.203	52,348
	2009	$7.203	$8.578	42,532
	2010	$8.578	$9.749	34,260
	2011	$9.749	$8.837	25,164
	2012	$8.837	$10.148	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.800	173,314
	2007	$10.800	$11.493	185,437
	2008	$11.493	$7.900	185,880
	2009	$7.900	$9.974	159,397
	2010	$9.974	$10.749	157,890
	2011	$10.749	$10.573	133,055
	2012	$10.573	$11.850	110,594
	2013	$11.850	$15.073	82,642
	2014	$15.073	$16.036	61,238
	2015	$16.036	$14.870	56,069
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$12.215	114,080
	2012	$12.215	$12.317	80,890
	2013	$12.317	$11.804	54,619
	2014	$11.804	$12.096	45,371
	2015	$12.096	$11.940	34,417
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.996	$13.725	824,335
	2007	$13.725	$13.881	783,069
	2008	$13.881	$9.283	680,370
	2009	$9.283	$11.365	614,322
	2010	$11.365	$12.579	526,375
	2011	$12.579	$12.129	417,385
	2012	$12.129	$13.681	302,328
	2013	$13.681	$18.054	207,226
	2014	$18.054	$19.585	155,774
	2015	$19.585	$18.680	131,202
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.629	$12.732	405,969
	2007	$12.732	$13.725	387,292
	2008	$13.725	$9.656	323,756
	2009	$9.656	$12.370	277,636
	2010	$12.370	$13.885	245,585
	2011	$13.885	$12.807	221,182
	2012	$12.807	$13.975	166,828
	2013	$13.975	$17.710	121,224
	2014	$17.710	$18.200	98,489
	2015	$18.200	$17.185	87,914

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.180	$12.608	54,285
	2007	$12.608	$14.626	48,758
	2008	$14.626	$7.671	44,989
	2009	$7.671	$11.833	35,133
	2010	$11.833	$14.857	45,521
	2011	$14.857	$13.285	26,213
	2012	$13.285	$14.629	19,233
	2013	$14.629	$19.714	16,890
	2014	$19.714	$20.943	15,348
	2015	$20.943	$20.876	13,730
Invesco V.I. Value Opportunities Fund – Series II
	2006	$11.176	$12.452	287,925
	2007	$12.452	$12.451	280,725
	2008	$12.451	$5.907	303,579
	2009	$5.907	$8.610	262,919
	2010	$8.610	$9.083	213,414
	2011	$9.083	$8.657	168,059
	2012	$8.657	$10.047	118,174
	2013	$10.047	$13.209	86,832
	2014	$13.209	$13.863	72,668
	2015	$13.863	$12.219	64,268
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.379	$10.558	182,914
	2007	$10.558	$11.145	211,170
	2008	$11.145	$11.161	357,895
	2009	$11.161	$11.105	185,515
	2010	$11.105	$11.491	165,810
	2011	$11.491	$11.561	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$7.074	105,650
	2009	$7.074	$12.496	123,025
	2010	$12.496	$15.411	123,784
	2011	$15.411	$10.287	94,045
	2012	$10.287	$11.485	77,594
	2013	$11.485	$12.948	55,546
	2014	$12.948	$11.228	47,677
	2015	$11.228	$10.101	36,325
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$12.266	$13.924	564,227
	2007	$13.924	$14.720	539,843
	2008	$14.720	$10.470	471,189
	2009	$10.470	$13.729	408,012
	2010	$13.729	$15.625	316,553
	2011	$15.625	$14.955	265,915
	2012	$14.955	$16.344	197,499
	2013	$16.344	$20.285	136,482
	2014	$20.285	$21.700	111,102
	2015	$21.700	$20.617	71,663
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.974	$13.193	178,295
	2007	$13.193	$12.219	196,175
	2008	$12.219	$7.724	180,098
	2009	$7.724	$7.321	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.285	$12.292	242,446
	2007	$12.292	$13.373	234,531
	2008	$13.373	$11.074	193,608
	2009	$11.074	$13.719	209,853
	2010	$13.719	$14.633	179,215
	2011	$14.633	$14.631	148,727
	2012	$14.631	$16.364	109,677
	2013	$16.364	$19.339	88,822
	2014	$19.339	$20.650	73,363
	2015	$20.650	$20.455	68,230
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.861	$13.814	165,929
	2007	$13.814	$16.114	179,041
	2008	$16.114	$15.166	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.759	$13.735	168,017
	2007	$13.735	$18.512	143,770
	2008	$18.512	$10.170	144,900
	2009	$10.170	$14.650	134,229
	2010	$14.650	$15.388	118,575
	2011	$15.388	$14.127	100,834
	2012	$14.127	$17.261	67,165
	2013	$17.261	$22.287	48,189
	2014	$22.287	$23.848	32,440
	2015	$23.848	$26.335	28,588
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.407	$13.558	164,908
	2007	$13.558	$14.194	134,550
	2008	$14.194	$8.928	125,288
	2009	$8.928	$10.793	103,124
	2010	$10.793	$11.587	0
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$18.555	66,203
MFS VIT II High Yield – Service Class
	2013	$10.000	$16.079	64,391
	2014	$16.079	$16.264	51,344
	2015	$16.264	$15.335	45,480
MFS® High Income Series – Service Class
	2006	$10.724	$11.637	238,258
	2007	$11.637	$11.655	216,819
	2008	$11.655	$8.202	178,367
	2009	$8.202	$11.751	144,690
	2010	$11.751	$13.261	136,106
	2011	$13.261	$13.587	113,107
	2012	$13.587	$15.337	80,632
	2013	$15.337	$15.563	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.767	$11.398	467,604
	2007	$11.398	$12.483	434,299
	2008	$12.483	$7.760	408,811
	2009	$7.760	$10.648	318,596
	2010	$10.648	$11.781	265,360
	2011	$11.781	$11.666	228,670
	2012	$11.666	$13.428	156,807
	2013	$13.428	$17.227	103,739
	2014	$17.227	$18.884	82,937
	2015	$18.884	$19.059	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.413	$12.689	38,786
	2007	$12.689	$13.772	40,966
	2008	$13.772	$9.068	32,809
	2009	$9.068	$11.322	33,920
	2010	$11.322	$12.384	28,628
	2011	$12.384	$11.922	27,057
	2012	$11.922	$13.975	16,900
	2013	$13.975	$18.162	9,109
	2014	$18.162	$19.836	8,924
	2015	$19.836	$19.559	8,143
MFS® New Discovery Series – Service Class
	2006	$10.304	$11.480	113,307
	2007	$11.480	$11.579	100,633
	2008	$11.579	$6.908	87,061
	2009	$6.908	$11.103	91,123
	2010	$11.103	$14.890	131,452
	2011	$14.890	$13.148	57,960
	2012	$13.148	$15.681	41,545
	2013	$15.681	$21.845	28,411
	2014	$21.845	$19.935	22,594
	2015	$19.935	$19.244	20,627
MFS® Total Return Series – Service Class
	2006	$10.914	$12.019	375,040
	2007	$12.019	$12.323	335,392
	2008	$12.323	$9.443	283,876
	2009	$9.443	$10.966	279,887
	2010	$10.966	$11.860	248,952
	2011	$11.860	$11.886	198,071
	2012	$11.886	$13.007	127,302
	2013	$13.007	$15.236	104,395
	2014	$15.236	$16.269	66,440
	2015	$16.269	$15.956	56,973
MFS® Value Series – Service Class
	2006	$11.737	$13.954	194,233
	2007	$13.954	$14.810	188,327
	2008	$14.810	$9.826	163,225
	2009	$9.826	$11.869	120,920
	2010	$11.869	$13.023	95,563
	2011	$13.023	$12.787	91,183
	2012	$12.787	$14.618	46,801
	2013	$14.618	$19.554	32,771
	2014	$19.554	$21.258	26,177
	2015	$21.258	$20.775	24,701
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.723	$11.877	87,641
	2007	$11.877	$12.423	90,045
	2008	$12.423	$6.224	86,645
	2009	$6.224	$8.121	82,002
	2010	$8.121	$10.188	73,066
	2011	$10.188	$10.134	64,612
	2012	$10.134	$11.613	51,998
	2013	$11.613	$15.538	41,735
	2014	$15.538	$16.175	28,501
	2015	$16.175	$16.969	24,195

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.817	$14.840	463,678
	2007	$14.840	$15.529	425,468
	2008	$15.529	$9.141	339,967
	2009	$9.141	$12.566	318,882
	2010	$12.566	$14.343	214,515
	2011	$14.343	$12.943	179,849
	2012	$12.943	$15.443	146,194
	2013	$15.443	$19.347	109,747
	2014	$19.347	$19.478	89,230
	2015	$19.478	$19.920	75,907
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$12.256	$13.864	760,414
	2007	$13.864	$13.485	690,006
	2008	$13.485	$8.247	595,786
	2009	$8.247	$11.137	488,782
	2010	$11.137	$13.520	394,097
	2011	$13.520	$13.020	328,526
	2012	$13.020	$15.113	241,866
	2013	$15.113	$20.965	166,716
	2014	$20.965	$23.093	143,307
	2015	$23.093	$21.393	118,088
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.769	$10.857	508,415
	2007	$10.857	$11.099	482,258
	2008	$11.099	$10.688	356,974
	2009	$10.688	$12.192	328,033
	2010	$12.192	$13.050	307,466
	2011	$13.050	$13.745	255,082
	2012	$13.745	$15.030	198,826
	2013	$15.030	$14.901	151,236
	2014	$14.901	$16.340	115,842
	2015	$16.340	$16.167	79,864
PIMCO Money Market Portfolio – Administrative Shares
	2006	$10.096	$10.420	459,580
	2007	$10.420	$10.781	401,905
	2008	$10.781	$10.875	447,414
	2009	$10.875	$10.740	560,031
	2010	$10.740	$10.600	537,780
	2011	$10.600	$10.464	392,314
	2012	$10.464	$10.329	323,462
	2013	$10.329	$10.196	276,731
	2014	$10.196	$10.059	223,502
	2015	$10.059	$9.925	187,142
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.671	$10.602	937,569
	2007	$10.602	$11.576	902,299
	2008	$11.576	$10.615	928,688
	2009	$10.615	$12.398	713,734
	2010	$12.398	$13.223	615,212
	2011	$13.223	$14.568	496,281
	2012	$14.568	$15.629	375,351
	2013	$15.629	$13.997	273,276
	2014	$13.997	$14.234	227,624
	2015	$14.234	$13.662	186,219

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.392	$10.647	1,083,265
	2007	$10.647	$11.424	1,062,806
	2008	$11.424	$11.812	823,099
	2009	$11.812	$13.293	875,022
	2010	$13.293	$14.178	871,323
	2011	$14.178	$14.492	710,717
	2012	$14.492	$15.667	565,502
	2013	$15.667	$15.152	385,565
	2014	$15.152	$15.587	296,643
	2015	$15.587	$15.446	242,117
Premier VIT OpCap Balanced Portfolio
	2006	$10.951	$11.970	86,922
	2007	$11.970	$11.284	76,705
	2008	$11.284	$7.661	66,388
	2009	$7.661	$7.391	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.576	$11.620	218,567
	2007	$11.620	$12.187	170,119
	2008	$12.187	$11.013	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.932	$11.791	846,349
	2007	$11.791	$13.084	814,281
	2008	$13.084	$7.402	830,392
	2009	$7.402	$10.354	670,845
	2010	$10.354	$11.848	550,687
	2011	$11.848	$11.848	447,857
	2012	$11.848	$13.780	419,459
	2013	$13.780	$19.148	299,644
	2014	$19.148	$20.559	163,215
	2015	$20.559	$22.472	123,658
T. Rowe Price Equity Income Portfolio – II
	2006	$11.361	$13.299	1,402,991
	2007	$13.299	$13.516	1,333,577
	2008	$13.516	$8.498	1,156,148
	2009	$8.498	$10.500	989,299
	2010	$10.500	$11.885	793,746
	2011	$11.885	$11.605	637,701
	2012	$11.605	$13.386	445,276
	2013	$13.386	$17.088	356,536
	2014	$17.088	$18.055	256,724
	2015	$18.055	$16.546	220,062
UIF Growth Portfolio, Class II
	2006	$11.829	$12.114	88,585
	2007	$12.114	$14.539	86,678
	2008	$14.539	$7.265	87,977
	2009	$7.265	$11.835	73,057
	2010	$11.835	$14.316	71,085
	2011	$14.316	$13.693	54,754
	2012	$13.693	$15.406	33,571
	2013	$15.406	$22.452	27,571
	2014	$22.452	$23.497	56,127
	2015	$23.497	$25.954	45,347

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.804	$20.106	695,926
	2007	$20.106	$16.407	515,759
	2008	$16.407	$10.026	445,861
	2009	$10.026	$12.709	374,792
	2010	$12.709	$16.239	303,954
	2011	$16.239	$16.927	247,891
	2012	$16.927	$19.307	189,555
	2013	$19.307	$19.380	156,289
	2014	$19.380	$24.744	122,056
	2015	$24.744	$24.879	97,327
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.764	$21.694	140,010
	2007	$21.694	$29.449	151,951
	2008	$29.449	$10.231	88,994
	2009	$10.231	$21.517	153,256
	2010	$21.517	$26.924	141,498
	2011	$26.924	$19.725	66,474
	2012	$19.725	$25.258	48,444
	2013	$25.258	$27.912	35,404
	2014	$27.912	$27.421	29,680
	2015	$27.421	$23.266	21,679
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.637	$22.889	151,158
	2007	$22.889	$32.819	197,678
	2008	$32.819	$17.442	80,392
	2009	$17.442	$27.106	126,577
	2010	$27.106	$34.558	69,632
	2011	$34.558	$28.484	56,911
	2012	$28.484	$29.050	40,084
	2013	$29.050	$31.677	30,113
	2014	$31.677	$25.279	25,664
	2015	$25.279	$16.596	23,263
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.804	$10.509	63,097
	2007	$10.509	$10.787	68,791
	2008	$10.787	$9.247	106,076
	2009	$9.247	$10.387	101,362
	2010	$10.387	$10.757	99,575
	2011	$10.757	$10.371	72,358
	2012	$10.371	$10.367	38,505
	2013	$10.367	$10.743	27,201
	2014	$10.743	$10.485	21,796
	2015	$10.485	$10.389	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$11.105	$12.089	703,308
	2007	$12.089	$11.885	698,823
	2008	$11.885	$8.104	589,498
	2009	$8.104	$12.379	454,032
	2010	$12.379	$14.007	377,768
	2011	$14.007	$13.994	305,012
	2012	$13.994	$16.299	243,475
	2013	$16.299	$17.053	169,399
	2014	$17.053	$16.569	150,676
	2015	$16.569	$15.352	125,882

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts –

PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

High

Mortality & Expense = 2.15

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.309	$13.152	0
	2007	$13.152	$17.121	0
	2008	$17.121	$9.160	0
	2009	$9.160	$13.493	0
	2010	$13.493	$14.987	0
	2011	$14.987	$14.558	0
	2012	$14.558	$16.776	0
	2013	$16.776	$22.104	0
	2014	$22.104	$24.512	0
	2015	$24.512	$25.378	0
Alger Large Cap Growth Portfolio – Class S
	2006	$10.942	$11.220	0
	2007	$11.220	$13.120	0
	2008	$13.120	$6.887	0
	2009	$6.887	$9.913	0
	2010	$9.913	$10.941	0
	2011	$10.941	$10.614	0
	2012	$10.614	$11.347	0
	2013	$11.347	$14.927	0
	2014	$14.927	$16.132	0
	2015	$16.132	$15.982	0
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.286	$12.123	0
	2007	$12.123	$15.555	0
	2008	$15.555	$6.314	18,946
	2009	$6.314	$9.339	18,946
	2010	$9.339	$10.853	0
	2011	$10.853	$9.697	0
	2012	$9.697	$10.966	0
	2013	$10.966	$14.515	0
	2014	$14.515	$15.264	0
	2015	$15.264	$14.638	0
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.450	0
	2008	$9.450	$5.858	2,596
	2009	$5.858	$7.407	2,582
	2010	$7.407	$8.443	2,570
	2011	$8.443	$7.742	0
	2012	$7.742	$8.701	0
	2013	$8.701	$11.241	0
	2014	$11.241	$12.015	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.688	0
	2008	$9.688	$6.096	0
	2009	$6.096	$7.419	0
	2010	$7.419	$7.939	0
	2011	$7.939	$8.145	0
	2012	$8.145	$9.275	0
	2013	$9.275	$12.001	0
	2014	$12.001	$13.105	0
	2015	$13.105	$12.443	0
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.279	$10.765	0
	2007	$10.765	$12.119	0
	2008	$12.119	$8.421	109
	2009	$8.421	$10.600	109
	2010	$10.600	$11.808	108
	2011	$11.808	$11.218	109
	2012	$11.218	$12.307	113
	2013	$12.307	$13.875	123
	2014	$13.875	$14.314	124
	2015	$14.314	$13.983	126
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$12.880	$14.030	292
	2007	$14.030	$16.085	280
	2008	$16.085	$9.010	1,763
	2009	$9.010	$11.932	1,704
	2010	$11.932	$13.638	1,549
	2011	$13.638	$12.960	1,428
	2012	$12.960	$14.713	1,134
	2013	$14.713	$18.833	1,057
	2014	$18.833	$20.555	993
	2015	$20.555	$20.176	928
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.095	$13.007	0
	2007	$13.007	$12.875	0
	2008	$12.875	$7.197	8,417
	2009	$7.197	$9.137	8,329
	2010	$9.137	$10.264	7,490
	2011	$10.264	$10.099	5,648
	2012	$10.099	$11.555	5,322
	2013	$11.555	$14.438	4,931
	2014	$14.438	$15.310	4,672
	2015	$15.310	$14.331	4,438
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$9.929	$10.155	0
	2007	$10.155	$10.417	0
	2008	$10.417	$10.465	3,763
	2009	$10.465	$10.278	4,430
	2010	$10.278	$10.054	4,467
	2011	$10.054	$9.829	2,972
	2012	$9.829	$9.608	3,233
	2013	$9.608	$9.393	3,670
	2014	$9.393	$9.183	3,799
	2015	$9.183	$8.977	2,795

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$10.032	$10.452	0
	2007	$10.452	$12.939	0
	2008	$12.939	$6.664	0
	2009	$6.664	$8.336	0
	2010	$8.336	$10.092	0
	2011	$10.092	$9.863	0
	2012	$9.863	$11.029	0
	2013	$11.029	$14.662	0
	2014	$14.662	$15.910	0
	2015	$15.910	$16.626	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.813	$12.202	0
	2007	$12.202	$12.544	0
	2008	$12.544	$7.705	1,127
	2009	$7.705	$9.513	1,113
	2010	$9.513	$10.669	1,102
	2011	$10.669	$10.615	136
	2012	$10.615	$11.998	130
	2013	$11.998	$15.470	105
	2014	$15.470	$17.132	97
	2015	$17.132	$16.928	0
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.091	$10.272	0
	2007	$10.272	$10.450	0
	2008	$10.450	$9.861	2,057
	2009	$9.861	$11.131	2,068
	2010	$11.131	$11.702	1,842
	2011	$11.702	$12.244	1,833
	2012	$12.244	$12.638	246
	2013	$12.638	$12.098	268
	2014	$12.098	$12.491	268
	2015	$12.491	$12.106	0
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.588	$14.492	0
	2007	$14.492	$16.580	0
	2008	$16.580	$9.082	1,097
	2009	$9.082	$11.205	1,129
	2010	$11.205	$12.359	1,004
	2011	$12.359	$9.986	1,039
	2012	$9.986	$11.750	946
	2013	$11.750	$14.951	854
	2014	$14.951	$13.402	956
	2015	$13.402	$13.532	829
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.685	0
Guggenheim VIF Long Short Equity Fund
	2006	$11.684	$12.722	0
	2007	$12.722	$15.263	0
	2008	$15.263	$8.841	804
	2009	$8.841	$11.001	799
	2010	$11.001	$11.959	796
	2011	$11.959	$10.924	0
	2012	$10.924	$11.150	0
	2013	$11.150	$12.803	0
	2014	$12.803	$12.864	0
	2015	$12.864	$12.733	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$9.018	0
	2013	$9.018	$12.323	0
	2014	$12.323	$13.029	0
	2015	$13.029	$13.341	0
Invesco V.I. Capital Appreciation – Series II
	2006	$10.845	$11.244	0
	2007	$11.244	$12.279	0
	2008	$12.279	$6.886	0
	2009	$6.886	$8.126	0
	2010	$8.126	$9.151	0
	2011	$9.151	$8.219	0
	2012	$8.219	$9.410	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.734	0
	2007	$10.734	$11.317	0
	2008	$11.317	$7.708	0
	2009	$7.708	$9.643	0
	2010	$9.643	$10.298	0
	2011	$10.298	$10.037	0
	2012	$10.037	$11.147	0
	2013	$11.147	$14.049	0
	2014	$14.049	$14.810	0
	2015	$14.810	$13.608	0
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$11.361	267
	2012	$11.361	$11.351	267
	2013	$11.351	$10.779	267
	2014	$10.779	$10.945	267
	2015	$10.945	$10.706	267
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.789	$13.365	0
	2007	$13.365	$13.392	0
	2008	$13.392	$8.874	6,338
	2009	$8.874	$10.766	6,552
	2010	$10.766	$11.807	5,971
	2011	$11.807	$11.281	5,332
	2012	$11.281	$12.608	5,132
	2013	$12.608	$16.486	4,569
	2014	$16.486	$17.721	4,279
	2015	$17.721	$16.749	3,952
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.427	$12.398	0
	2007	$12.398	$13.242	0
	2008	$13.242	$9.231	1,270
	2009	$9.231	$11.718	1,268
	2010	$11.718	$13.032	1,264
	2011	$13.032	$11.911	350
	2012	$11.911	$12.879	357
	2013	$12.879	$16.173	352
	2014	$16.173	$16.468	356
	2015	$16.468	$15.408	356

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.969	$12.277	0
	2007	$12.277	$14.111	0
	2008	$14.111	$7.333	0
	2009	$7.333	$11.209	0
	2010	$11.209	$13.945	0
	2011	$13.945	$12.356	0
	2012	$12.356	$13.481	0
	2013	$13.481	$18.002	0
	2014	$18.002	$18.950	0
	2015	$18.950	$18.717	0
Invesco V.I. Value Opportunities Fund – Series II
	2006	$10.982	$12.125	0
	2007	$12.125	$12.013	0
	2008	$12.013	$5.647	1,098
	2009	$5.647	$8.155	1,086
	2010	$8.155	$8.526	1,087
	2011	$8.526	$8.051	80
	2012	$8.051	$9.259	75
	2013	$9.259	$12.062	73
	2014	$12.062	$12.544	72
	2015	$12.544	$10.955	79
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.200	$10.281	0
	2007	$10.281	$10.753	0
	2008	$10.753	$10.670	267
	2009	$10.670	$10.520	267
	2010	$10.520	$10.786	267
	2011	$10.786	$10.819	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$6.762	0
	2009	$6.762	$11.837	0
	2010	$11.837	$14.465	0
	2011	$14.465	$9.568	0
	2012	$9.568	$10.584	0
	2013	$10.584	$11.824	0
	2014	$11.824	$10.159	0
	2015	$10.159	$9.056	0
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$12.053	$13.558	565
	2007	$13.558	$14.202	531
	2008	$14.202	$10.009	547
	2009	$10.009	$13.005	521
	2010	$13.005	$14.666	506
	2011	$14.666	$13.909	509
	2012	$13.909	$15.063	259
	2013	$15.063	$18.524	223
	2014	$18.524	$19.635	228
	2015	$19.635	$18.485	233
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.906	$12.993	0
	2007	$12.993	$11.923	0
	2008	$11.923	$7.468	0
	2009	$7.468	$7.057	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.089	$11.970	0
	2007	$11.970	$12.902	0
	2008	$12.902	$10.586	0
	2009	$10.586	$12.996	0
	2010	$12.996	$13.735	0
	2011	$13.735	$13.608	0
	2012	$13.608	$15.081	0
	2013	$15.081	$17.661	0
	2014	$17.661	$18.686	0
	2015	$18.686	$18.340	0
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.655	$13.452	0
	2007	$13.452	$15.547	0
	2008	$15.547	$14.589	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.539	$13.375	0
	2007	$13.375	$17.861	0
	2008	$17.861	$9.723	0
	2009	$9.723	$13.877	0
	2010	$13.877	$14.444	0
	2011	$14.444	$13.139	0
	2012	$13.139	$15.907	0
	2013	$15.907	$20.352	0
	2014	$20.352	$21.579	0
	2015	$21.579	$23.612	0
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.192	$13.202	0
	2007	$13.202	$13.695	0
	2008	$13.695	$8.535	0
	2009	$8.535	$10.224	0
	2010	$10.224	$10.943	0
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$16.636	0
MFS VIT II High Yield – Service Class
	2013	$10.000	$14.683	2,048
	2014	$14.683	$14.717	2,064
	2015	$14.717	$13.749	1,972
MFS® High Income Series – Service Class
	2006	$10.538	$11.331	0
	2007	$11.331	$11.245	0
	2008	$11.245	$7.842	3,928
	2009	$7.842	$11.132	3,672
	2010	$11.132	$12.448	3,380
	2011	$12.448	$12.637	1,952
	2012	$12.637	$14.135	1,882
	2013	$14.135	$14.261	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.580	$11.098	0
	2007	$12.125	$12.013	0
	2008	$12.013	$7.419	155
	2009	$7.419	$10.087	132
	2010	$10.087	$11.058	129
	2011	$11.058	$10.850	133
	2012	$10.850	$12.375	126
	2013	$12.375	$15.732	103
	2014	$15.732	$17.087	97
	2015	$17.087	$17.209	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.215	$12.355	0
	2007	$11.098	$12.043	0
	2008	$12.043	$8.669	923
	2009	$8.669	$10.725	918
	2010	$10.725	$11.624	914
	2011	$11.624	$11.088	0
	2012	$11.088	$12.879	0
	2013	$12.879	$16.585	0
	2014	$16.585	$17.949	0
	2015	$17.949	$17.537	0
MFS® New Discovery Series – Service Class
	2006	$10.126	$11.178	0
	2007	$11.178	$11.171	0
	2008	$11.171	$6.604	1,098
	2009	$6.604	$10.518	1,092
	2010	$10.518	$13.976	1,087
	2011	$13.976	$12.229	0
	2012	$12.229	$14.451	0
	2013	$14.451	$19.948	0
	2014	$19.948	$18.038	0
	2015	$18.038	$17.254	0
MFS® Total Return Series – Service Class
	2006	$10.725	$11.703	314
	2007	$11.703	$11.889	301
	2008	$11.889	$9.027	2,083
	2009	$9.027	$10.388	2,077
	2010	$10.388	$11.133	2,061
	2011	$11.133	$11.055	1,027
	2012	$11.055	$11.987	763
	2013	$11.987	$13.914	763
	2014	$13.914	$14.721	763
	2015	$14.721	$14.306	763
MFS® Value Series – Service Class
	2006	$11.534	$13.587	0
	2007	$13.587	$14.288	0
	2008	$14.288	$9.393	858
	2009	$9.393	$11.244	854
	2010	$11.244	$12.224	850
	2011	$12.224	$11.893	0
	2012	$11.893	$13.472	0
	2013	$13.472	$17.856	0
	2014	$17.856	$19.235	0
	2015	$19.235	$18.627	0
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.651	$11.697	0
	2007	$11.697	$12.123	0
	2008	$12.123	$6.018	0
	2009	$6.018	$7.780	0
	2010	$7.780	$9.671	0
	2011	$9.671	$9.533	0
	2012	$9.533	$10.824	0
	2013	$10.824	$14.350	0
	2014	$14.350	$14.802	0
	2015	$14.802	$15.388	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.595	$14.450	0
	2007	$14.450	$14.982	0
	2008	$14.982	$8.738	18,728
	2009	$8.738	$11.903	18,643
	2010	$11.903	$13.463	1,017
	2011	$13.463	$12.038	961
	2012	$12.038	$14.232	885
	2013	$14.232	$17.667	819
	2014	$17.667	$17.624	826
	2015	$17.624	$17.860	727
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$12.044	$13.500	0
	2007	$13.500	$13.011	0
	2008	$13.011	$7.884	2,247
	2009	$7.884	$10.549	2,138
	2010	$10.549	$12.690	1,809
	2011	$12.690	$12.109	1,696
	2012	$12.109	$13.928	850
	2013	$13.928	$19.145	713
	2014	$19.145	$20.895	657
	2015	$20.895	$19.181	630
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.583	$10.572	574
	2007	$10.572	$10.708	546
	2008	$10.708	$10.218	4,709
	2009	$10.218	$11.549	4,792
	2010	$11.549	$12.249	4,688
	2011	$12.249	$12.784	3,110
	2012	$12.784	$13.851	806
	2013	$13.851	$13.608	862
	2014	$13.608	$14.786	850
	2015	$14.786	$14.495	501
PIMCO Money Market Portfolio – Administrative Shares
	2006	$9.922	$10.147	635
	2007	$10.147	$10.401	596
	2008	$10.401	$10.396	3,790
	2009	$10.396	$10.174	3,856
	2010	$10.174	$9.950	3,891
	2011	$9.950	$9.732	1,674
	2012	$9.732	$9.519	1,607
	2013	$9.519	$9.310	1,650
	2014	$9.310	$9.102	1,723
	2015	$9.102	$8.899	1,713
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.487	$10.324	477
	2007	$10.324	$11.168	458
	2008	$11.168	$10.148	918
	2009	$10.148	$11.745	923
	2010	$11.745	$12.412	908
	2011	$12.412	$13.550	872
	2012	$13.550	$14.404	473
	2013	$14.404	$12.782	510
	2014	$12.782	$12.880	518
	2015	$12.880	$12.250	257

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.212	$10.368	0
	2007	$10.368	$11.022	0
	2008	$11.022	$11.293	6,237
	2009	$11.293	$12.592	6,277
	2010	$12.592	$13.308	5,926
	2011	$13.308	$13.479	4,412
	2012	$13.479	$14.439	529
	2013	$14.439	$13.837	558
	2014	$13.837	$14.104	564
	2015	$14.104	$13.849	329
Premier VIT OpCap Balanced Portfolio
	2006	$10.785	$11.682	0
	2007	$11.682	$10.911	0
	2008	$10.911	$7.340	0
	2009	$7.340	$7.061	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.393	$11.315	0
	2007	$11.315	$11.758	0
	2008	$11.758	$10.620	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.743	$11.481	335
	2007	$11.481	$12.623	321
	2008	$12.623	$7.076	2,407
	2009	$7.076	$9.808	2,378
	2010	$9.808	$11.121	2,128
	2011	$11.121	$11.019	2,111
	2012	$11.019	$12.700	231
	2013	$12.700	$17.485	198
	2014	$17.485	$18.603	189
	2015	$18.603	$20.148	91
T. Rowe Price Equity Income Portfolio – II
	2006	$11.165	$12.949	737
	2007	$12.949	$13.040	706
	2008	$13.040	$8.124	18,755
	2009	$8.124	$9.946	18,736
	2010	$9.946	$11.156	2,148
	2011	$11.156	$10.794	1,218
	2012	$10.794	$12.336	802
	2013	$12.336	$15.604	728
	2014	$15.604	$16.337	735
	2015	$16.337	$14.834	657
UIF Growth Portfolio, Class II
	2006	$11.624	$11.796	0
	2007	$11.796	$14.027	0
	2008	$14.027	$6.945	336
	2009	$6.945	$11.211	331
	2010	$11.211	$13.437	327
	2011	$13.437	$12.736	324
	2012	$12.736	$14.198	327
	2013	$14.198	$20.502	322
	2014	$20.502	$21.262	320
	2015	$21.262	$23.271	318

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.547	$19.578	582
	2007	$19.578	$15.830	630
	2008	$15.830	$9.584	29,447
	2009	$9.584	$12.038	29,312
	2010	$12.038	$15.242	4,699
	2011	$15.242	$15.744	3,609
	2012	$15.744	$17.793	1,615
	2013	$17.793	$17.697	1,815
	2014	$17.697	$22.389	1,463
	2015	$22.389	$22.306	1,329
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.491	$21.124	130
	2007	$21.124	$28.413	124
	2008	$28.413	$9.781	119
	2009	$9.781	$20.382	119
	2010	$20.382	$25.272	114
	2011	$25.272	$18.346	109
	2012	$18.346	$23.277	0
	2013	$23.277	$25.489	0
	2014	$25.489	$24.812	0
	2015	$24.812	$20.859	0
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.314	$22.288	0
	2007	$22.288	$31.665	0
	2008	$31.665	$16.674	818
	2009	$16.674	$25.677	789
	2010	$25.677	$32.438	756
	2011	$32.438	$26.492	641
	2012	$26.492	$26.772	950
	2013	$26.772	$28.926	65
	2014	$28.926	$22.873	63
	2015	$22.873	$14.879	61
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.634	$10.233	0
	2007	$10.233	$10.407	0
	2008	$10.407	$8.840	1,179
	2009	$8.840	$9.840	1,172
	2010	$9.840	$10.097	1,167
	2011	$10.097	$9.646	0
	2012	$9.646	$9.554	0
	2013	$9.554	$9.811	0
	2014	$9.811	$9.488	0
	2015	$9.488	$9.365	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$10.912	$11.771	310
	2007	$11.771	$11.467	298
	2008	$11.467	$7.747	1,488
	2009	$7.747	$11.727	1,421
	2010	$11.727	$13.147	1,283
	2011	$13.147	$13.016	1,276
	2012	$13.016	$15.022	207
	2013	$15.022	$15.573	209
	2014	$15.573	$14.993	223
	2015	$14.993	$13.765	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts –

PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Low

Mortality & Expense = 1.6

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.431	$13.368	10,380
	2007	$13.368	$17.501	11,158
	2008	$17.501	$9.416	23,230
	2009	$9.416	$13.948	13,955
	2010	$13.948	$15.579	5,543
	2011	$15.579	$15.219	4,559
	2012	$15.219	$17.636	3,457
	2013	$17.636	$23.368	2,983
	2014	$23.368	$26.059	1,401
	2015	$26.059	$27.131	1,136
Alger Large Cap Growth Portfolio – Class S
	2006	$11.059	$11.405	4,747
	2007	$11.405	$13.411	3,856
	2008	$13.411	$7.079	4,663
	2009	$7.079	$10.247	4,047
	2010	$10.247	$11.373	2,041
	2011	$11.373	$11.095	1,764
	2012	$11.095	$11.929	793
	2013	$11.929	$15.780	674
	2014	$15.780	$17.150	1,654
	2015	$17.150	$17.087	435
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.407	$12.323	32,839
	2007	$12.323	$15.900	22,247
	2008	$15.900	$6.490	21,572
	2009	$6.490	$9.654	11,236
	2010	$9.654	$11.282	7,031
	2011	$11.282	$10.138	5,317
	2012	$10.138	$11.529	4,294
	2013	$11.529	$15.345	4,016
	2014	$15.345	$16.228	2,552
	2015	$16.228	$15.650	2,334
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.486	4,256
	2008	$9.486	$5.914	1,123
	2009	$5.914	$7.520	1,578
	2010	$7.520	$8.619	1,081
	2011	$8.619	$7.948	320
	2012	$7.948	$8.983	320
	2013	$8.983	$11.671	1,327
	2014	$11.671	$12.539	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.725	16,715
	2008	$9.725	$6.154	14,358
	2009	$6.154	$7.532	11,945
	2010	$7.532	$8.104	3,027
	2011	$8.104	$8.362	1,134
	2012	$8.362	$9.576	3,170
	2013	$9.576	$12.460	356
	2014	$12.460	$13.682	89
	2015	$13.682	$13.064	89
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.390	$10.942	20,152
	2007	$10.942	$12.387	18,915
	2008	$12.387	$8.657	20,457
	2009	$8.657	$10.957	12,979
	2010	$10.957	$12.275	7,846
	2011	$12.275	$11.727	4,966
	2012	$11.727	$12.937	1,499
	2013	$12.937	$14.668	1,420
	2014	$14.668	$15.217	1,295
	2015	$15.217	$14.950	629
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$13.018	$14.260	98,161
	2007	$14.260	$16.442	98,587
	2008	$16.442	$9.262	69,273
	2009	$9.262	$12.334	49,531
	2010	$12.334	$14.177	23,726
	2011	$14.177	$13.548	21,964
	2012	$13.548	$15.467	13,387
	2013	$15.467	$19.910	10,269
	2014	$19.910	$21.853	7,943
	2015	$21.853	$21.571	3,050
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.214	$13.221	52,728
	2007	$13.221	$13.160	47,153
	2008	$13.160	$7.398	28,570
	2009	$7.398	$9.445	20,770
	2010	$9.445	$10.670	8,880
	2011	$10.670	$10.557	5,135
	2012	$10.557	$12.147	6,612
	2013	$12.147	$15.264	9,562
	2014	$15.264	$16.277	6,728
	2015	$16.277	$15.322	3,677
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.036	$10.322	161,389
	2007	$10.322	$10.648	125,834
	2008	$10.648	$10.757	157,527
	2009	$10.757	$10.624	92,275
	2010	$10.624	$10.451	95,672
	2011	$10.451	$10.275	48,128
	2012	$10.275	$10.101	30,696
	2013	$10.101	$9.930	17,599
	2014	$9.930	$9.762	19,898
	2015	$9.762	$9.597	10,055

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$10.140	$10.623	8,255
	2007	$10.623	$13.226	7,221
	2008	$13.226	$6.850	5,106
	2009	$6.850	$8.617	3,946
	2010	$8.617	$10.492	2,279
	2011	$10.492	$10.310	6,878
	2012	$10.310	$11.594	840
	2013	$11.594	$15.500	796
	2014	$15.500	$16.915	750
	2015	$16.915	$17.775	747
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.930	$12.403	65,217
	2007	$12.403	$12.823	59,035
	2008	$12.823	$7.921	48,787
	2009	$7.921	$9.834	31,067
	2010	$9.834	$11.091	25,140
	2011	$11.091	$11.097	17,231
	2012	$11.097	$12.613	16,671
	2013	$12.613	$16.355	13,008
	2014	$16.355	$18.213	10,144
	2015	$18.213	$18.097	9,444
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.199	$10.441	73,225
	2007	$10.441	$10.682	66,985
	2008	$10.682	$10.137	32,315
	2009	$10.137	$11.506	24,417
	2010	$11.506	$12.164	23,917
	2011	$12.164	$12.799	15,817
	2012	$12.799	$13.286	10,933
	2013	$13.286	$12.790	10,989
	2014	$12.790	$13.279	9,449
	2015	$13.279	$12.942	9,093
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.723	$14.730	67,797
	2007	$14.730	$16.948	84,726
	2008	$16.948	$9.336	62,637
	2009	$9.336	$11.583	48,389
	2010	$11.583	$12.847	18,960
	2011	$12.847	$10.439	9,501
	2012	$10.439	$12.352	8,360
	2013	$12.352	$15.806	12,069
	2014	$15.806	$14.248	8,840
	2015	$14.248	$14.467	5,585
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.717	35
Guggenheim VIF Long Short Equity Fund
	2006	$11.810	$12.931	8,282
	2007	$12.931	$15.601	6,921
	2008	$15.601	$9.088	5,207
	2009	$9.088	$11.372	5,103
	2010	$11.372	$12.432	3,286
	2011	$12.432	$11.419	1,218
	2012	$11.419	$11.722	723
	2013	$11.722	$13.535	387
	2014	$13.535	$13.676	414
	2015	$13.676	$13.613	345

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$9.480	410
	2013	$9.480	$13.027	530
	2014	$13.027	$13.852	557
	2015	$13.852	$14.263	582
Invesco V.I. Capital Appreciation – Series II
	2006	$10.962	$11.429	1,382
	2007	$11.429	$12.551	1,120
	2008	$12.551	$7.078	840
	2009	$7.078	$8.400	647
	2010	$8.400	$9.513	927
	2011	$9.513	$8.592	384
	2012	$8.592	$9.855	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.774	15,396
	2007	$10.774	$11.424	18,197
	2008	$11.424	$7.825	13,767
	2009	$7.825	$9.844	15,508
	2010	$9.844	$10.572	7,904
	2011	$10.572	$10.362	6,374
	2012	$10.362	$11.572	4,343
	2013	$11.572	$14.667	3,742
	2014	$14.667	$15.549	3,638
	2015	$15.549	$14.367	3,717
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$11.876	889
	2012	$11.876	$11.933	888
	2013	$11.933	$11.395	898
	2014	$11.395	$11.636	802
	2015	$11.636	$11.445	670
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.915	$13.585	65,009
	2007	$13.585	$13.689	61,062
	2008	$13.689	$9.122	42,540
	2009	$9.122	$11.129	24,464
	2010	$11.129	$12.273	12,069
	2011	$12.273	$11.792	6,451
	2012	$11.792	$13.255	5,229
	2013	$13.255	$17.429	4,397
	2014	$17.429	$18.840	2,923
	2015	$18.840	$17.906	2,684
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.550	$12.601	25,207
	2007	$12.601	$13.536	25,250
	2008	$13.536	$9.489	10,026
	2009	$9.489	$12.113	7,481
	2010	$12.113	$13.548	7,476
	2011	$13.548	$12.452	3,890
	2012	$12.452	$13.539	3,050
	2013	$13.539	$17.097	7,749
	2014	$17.097	$17.508	6,973
	2015	$17.508	$16.473	2,741

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.098	$12.478	1,436
	2007	$12.478	$14.424	713
	2008	$14.424	$7.538	715
	2009	$7.538	$11.587	659
	2010	$11.587	$14.496	750
	2011	$14.496	$12.917	617
	2012	$12.917	$14.173	478
	2013	$14.173	$19.031	420
	2014	$19.031	$20.147	373
	2015	$20.147	$20.011	371
Invesco V.I. Value Opportunities Fund – Series II
	2006	$11.100	$12.324	26,039
	2007	$12.324	$12.279	15,073
	2008	$12.279	$5.805	4,867
	2009	$5.805	$8.431	2,549
	2010	$8.431	$8.863	1,587
	2011	$8.863	$8.417	1,390
	2012	$8.417	$9.734	1,353
	2013	$9.734	$12.752	1,319
	2014	$12.752	$13.336	1,305
	2015	$13.336	$11.712	1,107
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.309	$10.449	6,825
	2007	$10.449	$10.992	5,828
	2008	$10.992	$10.968	4,131
	2009	$10.968	$10.875	2,469
	2010	$10.875	$11.212	1,400
	2011	$11.212	$11.267	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$6.951	5,243
	2009	$6.951	$12.236	3,147
	2010	$12.236	$15.037	4,829
	2011	$15.037	$10.002	580
	2012	$10.002	$11.127	398
	2013	$11.127	$12.500	372
	2014	$12.500	$10.801	371
	2015	$10.801	$9.682	73
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$12.183	$13.781	59,842
	2007	$13.781	$14.517	53,518
	2008	$14.517	$10.289	34,104
	2009	$10.289	$13.444	24,911
	2010	$13.444	$15.246	13,338
	2011	$15.246	$14.540	8,153
	2012	$14.540	$15.835	2,351
	2013	$15.835	$19.583	1,124
	2014	$19.583	$20.875	853
	2015	$20.875	$19.762	816
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.947	$13.116	20,417
	2007	$13.116	$12.103	23,686
	2008	$12.103	$7.624	18,835
	2009	$7.624	$7.217	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.209	$12.166	20,866
	2007	$12.166	$13.188	19,377
	2008	$13.188	$10.882	23,268
	2009	$10.882	$13.434	15,495
	2010	$13.434	$14.278	12,291
	2011	$14.278	$14.226	10,648
	2012	$14.226	$15.854	6,237
	2013	$15.854	$18.670	5,750
	2014	$18.670	$19.865	5,459
	2015	$19.865	$19.607	4,323
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.781	$13.672	5,830
	2007	$13.672	$15.892	7,627
	2008	$15.892	$14.940	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.673	$13.594	14,144
	2007	$13.594	$18.257	18,465
	2008	$18.257	$9.994	10,342
	2009	$9.994	$14.345	10,515
	2010	$14.345	$15.015	3,195
	2011	$15.015	$13.736	2,150
	2012	$13.736	$16.723	1,689
	2013	$16.723	$21.516	1,355
	2014	$21.516	$22.941	1,181
	2015	$22.941	$25.243	1,083
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.323	$13.419	21,808
	2007	$13.419	$13.998	20,140
	2008	$13.998	$8.773	14,493
	2009	$8.773	$10.569	9,316
	2010	$10.569	$11.333	0
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$17.786	529
MFS VIT II High Yield – Service Class
	2013	$10.000	$15.523	6,542
	2014	$15.523	$15.646	3,773
	2015	$15.646	$14.699	999
MFS® High Income Series – Service Class
	2006	$10.651	$11.517	9,006
	2007	$11.517	$11.495	8,010
	2008	$11.495	$8.061	5,959
	2009	$8.061	$11.507	4,547
	2010	$11.507	$12.940	3,042
	2011	$12.940	$13.210	1,990
	2012	$13.210	$14.859	1,450
	2013	$14.859	$15.045	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.694	$11.281	40,226
	2007	$11.281	$12.310	35,303
	2008	$12.310	$7.626	25,945
	2009	$7.626	$10.427	17,812
	2010	$10.427	$11.495	5,120
	2011	$11.495	$11.342	5,750
	2012	$11.342	$13.009	1,691
	2013	$13.009	$16.631	1,408
	2014	$16.631	$18.165	642
	2015	$18.165	$18.319	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.336	$12.558	2,311
	2007	$12.558	$13.582	2,327
	2008	$13.582	$8.911	2,892
	2009	$8.911	$11.086	3,394
	2010	$11.086	$12.084	1,009
	2011	$12.084	$11.591	845
	2012	$11.591	$13.540	3,469
	2013	$13.540	$17.534	1,277
	2014	$17.534	$19.082	1,997
	2015	$19.082	$18.749	1,629
MFS® New Discovery Series – Service Class
	2006	$10.235	$11.362	2,619
	2007	$11.362	$11.419	2,212
	2008	$11.419	$6.789	512
	2009	$6.789	$10.872	580
	2010	$10.872	$14.529	2,245
	2011	$14.529	$12.784	206
	2012	$12.784	$15.192	0
	2013	$15.192	$21.089	82
	2014	$21.089	$19.177	82
	2015	$19.177	$18.446	28
MFS® Total Return Series – Service Class
	2006	$10.841	$11.896	48,499
	2007	$11.896	$12.153	36,646
	2008	$12.153	$9.279	30,804
	2009	$9.279	$10.738	24,445
	2010	$10.738	$11.573	4,986
	2011	$11.573	$11.557	4,481
	2012	$11.557	$12.602	3,966
	2013	$12.602	$14.709	3,453
	2014	$14.709	$15.650	2,086
	2015	$15.650	$15.295	1,568
MFS® Value Series – Service Class
	2006	$11.658	$13.810	10,015
	2007	$13.810	$14.605	11,214
	2008	$14.605	$9.656	15,987
	2009	$9.656	$11.623	5,318
	2010	$11.623	$12.707	1,869
	2011	$12.707	$12.433	874
	2012	$12.433	$14.162	615
	2013	$14.162	$18.877	744
	2014	$18.877	$20.449	300
	2015	$20.449	$19.914	192
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.695	$11.807	10,770
	2007	$11.807	$12.306	10,772
	2008	$12.306	$6.143	10,137
	2009	$6.143	$7.987	8,923
	2010	$7.987	$9.984	12,682
	2011	$9.984	$9.897	3,274
	2012	$9.897	$11.301	332
	2013	$11.301	$15.066	2,349
	2014	$15.066	$15.628	3,121
	2015	$15.628	$16.338	1,493

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.730	$14.688	32,798
	2007	$14.688	$15.315	24,924
	2008	$15.315	$8.982	23,059
	2009	$8.982	$12.305	10,881
	2010	$12.305	$13.995	9,555
	2011	$13.995	$12.584	8,198
	2012	$12.584	$14.962	5,690
	2013	$14.962	$18.677	5,164
	2014	$18.677	$18.737	3,744
	2015	$18.737	$19.095	3,043
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$12.174	$13.721	40,614
	2007	$13.721	$13.299	39,454
	2008	$13.299	$8.105	24,375
	2009	$8.105	$10.905	13,961
	2010	$10.905	$13.191	7,439
	2011	$13.191	$12.659	3,339
	2012	$12.659	$14.642	3,301
	2013	$14.642	$20.240	4,131
	2014	$20.240	$22.215	2,771
	2015	$22.215	$20.506	2,301
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.696	$10.745	45,056
	2007	$10.745	$10.946	43,735
	2008	$10.946	$10.503	23,896
	2009	$10.503	$11.939	12,188
	2010	$11.939	$12.733	10,058
	2011	$12.733	$13.364	5,594
	2012	$13.364	$14.561	7,941
	2013	$14.561	$14.386	7,699
	2014	$14.386	$15.719	1,868
	2015	$15.719	$15.497	1,413
PIMCO Money Market Portfolio – Administrative Shares
	2006	$10.028	$10.313	110,294
	2007	$10.313	$10.632	72,629
	2008	$10.632	$10.687	73,225
	2009	$10.687	$10.517	32,253
	2010	$10.517	$10.343	20,402
	2011	$10.343	$10.174	15,383
	2012	$10.174	$10.007	11,760
	2013	$10.007	$9.843	16,236
	2014	$9.843	$9.676	8,548
	2015	$9.676	$9.514	7,265
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.599	$10.493	72,477
	2007	$10.493	$11.416	60,196
	2008	$11.416	$10.432	34,791
	2009	$10.432	$12.141	21,242
	2010	$12.141	$12.902	14,123
	2011	$12.902	$14.164	21,288
	2012	$14.164	$15.142	18,459
	2013	$15.142	$13.512	4,211
	2014	$13.512	$13.693	1,539
	2015	$13.693	$13.096	1,298

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.322	$10.538	83,160
	2007	$10.538	$11.266	81,848
	2008	$11.266	$11.608	60,359
	2009	$11.608	$13.017	40,000
	2010	$13.017	$13.834	33,201
	2011	$13.834	$14.090	22,858
	2012	$14.090	$15.179	18,280
	2013	$15.179	$14.628	17,046
	2014	$14.628	$14.994	13,014
	2015	$14.994	$14.806	10,446
Premier VIT OpCap Balanced Portfolio
	2006	$10.887	$11.858	5,951
	2007	$11.858	$11.138	5,481
	2008	$11.138	$7.535	3,960
	2009	$7.535	$7.261	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.505	$11.501	22,405
	2007	$11.501	$12.019	16,051
	2008	$12.019	$10.859	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.858	$11.670	75,772
	2007	$11.670	$12.903	81,626
	2008	$12.903	$7.274	62,701
	2009	$7.274	$10.138	40,435
	2010	$10.138	$11.561	17,197
	2011	$11.561	$11.519	10,165
	2012	$11.519	$13.351	6,390
	2013	$13.351	$18.485	7,235
	2014	$18.485	$19.777	7,923
	2015	$19.777	$21.540	7,026
T. Rowe Price Equity Income Portfolio – II
	2006	$11.285	$13.162	137,043
	2007	$13.162	$13.329	129,012
	2008	$13.329	$8.351	99,308
	2009	$8.351	$10.281	73,212
	2010	$10.281	$11.597	25,536
	2011	$11.597	$11.284	12,800
	2012	$11.284	$12.968	12,131
	2013	$12.968	$16.497	8,812
	2014	$16.497	$17.368	7,183
	2015	$17.368	$15.860	6,400
UIF Growth Portfolio, Class II
	2006	$11.749	$11.990	17,724
	2007	$11.990	$14.338	6,708
	2008	$14.338	$7.139	4,442
	2009	$7.139	$11.589	2,932
	2010	$11.589	$13.968	450
	2011	$13.968	$13.314	293
	2012	$13.314	$14.926	228
	2013	$14.926	$21.675	189
	2014	$21.675	$22.604	189
	2015	$22.604	$24.879	183

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.704	$19.900	69,224
	2007	$19.900	$16.181	49,043
	2008	$16.181	$9.852	38,054
	2009	$9.852	$12.444	33,843
	2010	$12.444	$15.845	19,381
	2011	$15.845	$16.458	8,481
	2012	$16.458	$18.705	7,027
	2013	$18.705	$18.709	3,220
	2014	$18.709	$23.803	1,651
	2015	$23.803	$23.848	1,198
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.658	$21.471	13,500
	2007	$21.471	$29.043	16,859
	2008	$29.043	$10.054	11,964
	2009	$10.054	$21.070	11,191
	2010	$21.070	$26.271	2,198
	2011	$26.271	$19.178	1,130
	2012	$19.178	$24.471	998
	2013	$24.471	$26.946	1,020
	2014	$26.946	$26.378	1,254
	2015	$26.378	$22.301	1,098
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.511	$22.654	38,120
	2007	$22.654	$32.366	35,969
	2008	$32.366	$17.140	19,035
	2009	$17.140	$26.543	17,279
	2010	$26.543	$33.720	8,793
	2011	$33.720	$27.694	8,168
	2012	$27.694	$28.144	8,014
	2013	$28.144	$30.580	4,622
	2014	$30.580	$24.317	3,471
	2015	$24.317	$15.908	3,014
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.738	$10.401	1,929
	2007	$10.401	$10.638	1,607
	2008	$10.638	$9.087	2,544
	2009	$9.087	$10.171	2,363
	2010	$10.171	$10.496	574
	2011	$10.496	$10.084	518
	2012	$10.084	$10.044	556
	2013	$10.044	$10.372	585
	2014	$10.372	$10.087	395
	2015	$10.087	$9.979	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$11.030	$11.964	67,099
	2007	$11.964	$11.721	64,359
	2008	$11.721	$7.963	43,788
	2009	$7.963	$12.122	22,070
	2010	$12.122	$13.667	14,823
	2011	$13.667	$13.606	12,099
	2012	$13.606	$15.792	5,568
	2013	$15.792	$16.463	4,878
	2014	$16.463	$15.939	3,953
	2015	$15.939	$14.716	3,316

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

High

Mortality & Expense = 2.5

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.232	$13.015	0
	2007	$13.015	$16.883	0
	2008	$16.883	$9.000	0
	2009	$9.000	$13.210	0
	2010	$13.210	$14.620	0
	2011	$14.620	$14.151	0
	2012	$14.151	$16.249	0
	2013	$16.249	$21.332	0
	2014	$21.332	$23.572	0
	2015	$23.572	$24.317	0
Alger Large Cap Growth Portfolio – Class S
	2006	$10.867	$11.104	0
	2007	$11.104	$12.937	0
	2008	$12.937	$6.767	0
	2009	$6.767	$9.705	0
	2010	$9.705	$10.673	0
	2011	$10.673	$10.317	0
	2012	$10.317	$10.990	0
	2013	$10.990	$14.406	0
	2014	$14.406	$15.513	0
	2015	$15.513	$15.314	0
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.209	$11.998	0
	2007	$11.998	$15.338	0
	2008	$15.338	$6.204	0
	2009	$6.204	$9.143	0
	2010	$9.143	$10.587	0
	2011	$10.587	$9.426	0
	2012	$9.426	$10.621	0
	2013	$10.621	$14.008	0
	2014	$14.008	$14.678	0
	2015	$14.678	$14.025	0
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.427	0
	2008	$9.427	$5.823	0
	2009	$5.823	$7.337	0
	2010	$7.337	$8.332	0
	2011	$8.332	$7.613	0
	2012	$7.613	$8.526	0
	2013	$8.526	$10.975	0
	2014	$10.975	$11.691	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.665	0
	2008	$9.665	$6.060	0
	2009	$6.060	$7.348	0
	2010	$7.348	$7.835	0
	2011	$7.835	$8.009	0
	2012	$8.009	$9.088	0
	2013	$9.088	$11.717	0
	2014	$11.717	$12.749	0
	2015	$12.749	$12.061	0
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.209	$10.654	0
	2007	$10.654	$11.950	0
	2008	$11.950	$8.274	0
	2009	$8.274	$10.377	0
	2010	$10.377	$11.519	0
	2011	$11.519	$10.904	0
	2012	$10.904	$11.919	0
	2013	$11.919	$13.390	0
	2014	$13.390	$13.765	0
	2015	$13.765	$13.399	0
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$12.792	$13.885	0
	2007	$13.885	$15.861	0
	2008	$15.861	$8.853	0
	2009	$8.853	$11.681	0
	2010	$11.681	$13.304	0
	2011	$13.304	$12.598	0
	2012	$12.598	$14.250	0
	2013	$14.250	$18.176	0
	2014	$18.176	$19.767	0
	2015	$19.767	$19.333	0
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.019	$12.872	0
	2007	$12.872	$12.695	0
	2008	$12.695	$7.071	0
	2009	$7.071	$8.945	0
	2010	$8.945	$10.012	0
	2011	$10.012	$9.817	0
	2012	$9.817	$11.191	0
	2013	$11.191	$13.934	0
	2014	$13.934	$14.722	0
	2015	$14.722	$13.732	0
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$9.861	$10.049	0
	2007	$10.049	$10.272	0
	2008	$10.272	$10.282	0
	2009	$10.282	$10.062	0
	2010	$10.062	$9.808	0
	2011	$9.808	$9.554	0
	2012	$9.554	$9.306	0
	2013	$9.306	$9.065	0
	2014	$9.065	$8.830	0
	2015	$8.830	$8.602	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$9.964	$10.343	0
	2007	$10.343	$12.759	0
	2008	$12.759	$6.547	0
	2009	$6.547	$8.161	0
	2010	$8.161	$9.845	0
	2011	$9.845	$9.587	0
	2012	$9.587	$10.682	0
	2013	$10.682	$14.150	0
	2014	$14.150	$15.300	0
	2015	$15.300	$15.931	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.740	$12.076	0
	2007	$12.076	$12.370	0
	2008	$12.370	$7.571	0
	2009	$7.571	$9.313	0
	2010	$9.313	$10.408	0
	2011	$10.408	$10.318	0
	2012	$10.318	$11.620	0
	2013	$11.620	$14.930	0
	2014	$14.930	$16.474	0
	2015	$16.474	$16.220	0
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.022	$10.166	0
	2007	$10.166	$10.305	0
	2008	$10.305	$9.689	0
	2009	$9.689	$10.897	0
	2010	$10.897	$11.415	0
	2011	$11.415	$11.902	0
	2012	$11.902	$12.241	0
	2013	$12.241	$11.676	0
	2014	$11.676	$12.011	0
	2015	$12.011	$11.600	0
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.502	$14.342	0
	2007	$14.342	$16.349	0
	2008	$16.349	$8.923	0
	2009	$8.923	$10.970	0
	2010	$10.970	$12.056	0
	2011	$12.056	$9.707	0
	2012	$9.707	$11.380	0
	2013	$11.380	$14.429	0
	2014	$14.429	$12.887	0
	2015	$12.887	$12.966	0
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.664	0
Guggenheim VIF Long Short Equity Fund
	2006	$11.604	$12.590	0
	2007	$12.590	$15.050	0
	2008	$15.050	$8.687	0
	2009	$8.687	$10.771	0
	2010	$10.771	$11.667	0
	2011	$11.667	$10.618	0
	2012	$10.618	$10.800	0
	2013	$10.800	$12.355	0
	2014	$12.355	$12.370	0
	2015	$12.370	$12.201	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$8.734	0
	2013	$8.734	$11.892	0
	2014	$11.892	$12.529	0
	2015	$12.529	$12.783	0
Invesco V.I. Capital Appreciation – Series II
	2006	$10.771	$11.127	0
	2007	$11.127	$12.108	0
	2008	$12.108	$6.766	0
	2009	$6.766	$7.955	0
	2010	$7.955	$8.927	0
	2011	$8.927	$7.989	0
	2012	$7.989	$9.136	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.708	0
	2007	$10.708	$11.250	0
	2008	$11.250	$7.634	0
	2009	$7.634	$9.517	0
	2010	$9.517	$10.127	0
	2011	$10.127	$9.835	0
	2012	$9.835	$10.883	0
	2013	$10.883	$13.667	0
	2014	$13.667	$14.356	0
	2015	$14.356	$13.143	0
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$11.043	0
	2012	$11.043	$10.994	0
	2013	$10.994	$10.403	0
	2014	$10.403	$10.525	0
	2015	$10.525	$10.258	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.708	$13.227	0
	2007	$13.227	$13.206	0
	2008	$13.206	$8.719	0
	2009	$8.719	$10.540	0
	2010	$10.540	$11.518	0
	2011	$11.518	$10.965	0
	2012	$10.965	$12.212	0
	2013	$12.212	$15.911	0
	2014	$15.911	$17.041	0
	2015	$17.041	$16.048	0
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.349	$12.269	0
	2007	$12.269	$13.058	0
	2008	$13.058	$9.070	0
	2009	$9.070	$11.472	0
	2010	$11.472	$12.713	0
	2011	$12.713	$11.578	0
	2012	$11.578	$12.474	0
	2013	$12.474	$15.608	0
	2014	$15.608	$15.836	0
	2015	$15.836	$14.764	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.888	$12.149	0
	2007	$12.149	$13.914	0
	2008	$13.914	$7.205	0
	2009	$7.205	$10.974	0
	2010	$10.974	$13.604	0
	2011	$13.604	$12.010	0
	2012	$12.010	$13.057	0
	2013	$13.057	$17.373	0
	2014	$17.373	$18.223	0
	2015	$18.223	$17.934	0
Invesco V.I. Value Opportunities Fund – Series II
	2006	$10.907	$12.000	0
	2007	$12.000	$11.845	0
	2008	$11.845	$5.549	0
	2009	$5.549	$7.984	0
	2010	$7.984	$8.317	0
	2011	$8.317	$7.826	0
	2012	$7.826	$8.968	0
	2013	$8.968	$11.641	0
	2014	$11.641	$12.062	0
	2015	$12.062	$10.497	0
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.130	$10.174	0
	2007	$10.174	$10.603	0
	2008	$10.603	$10.484	0
	2009	$10.484	$10.299	0
	2010	$10.299	$10.522	0
	2011	$10.522	$10.542	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$6.644	0
	2009	$6.644	$11.588	0
	2010	$11.588	$14.111	0
	2011	$14.111	$9.300	0
	2012	$9.300	$10.251	0
	2013	$10.251	$11.411	0
	2014	$11.411	$9.769	0
	2015	$9.769	$8.677	0
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$11.971	$13.418	0
	2007	$13.418	$14.004	0
	2008	$14.004	$9.835	0
	2009	$9.835	$12.732	0
	2010	$12.732	$14.307	0
	2011	$14.307	$13.520	0
	2012	$13.520	$14.589	0
	2013	$14.589	$17.877	0
	2014	$17.877	$18.882	0
	2015	$18.882	$17.712	0
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.880	$12.916	0
	2007	$12.916	$11.809	0
	2008	$11.809	$7.371	0
	2009	$7.371	$6.956	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.014	$11.846	0
	2007	$11.846	$12.723	0
	2008	$12.723	$10.402	0
	2009	$10.402	$12.723	0
	2010	$12.723	$13.399	0
	2011	$13.399	$13.228	0
	2012	$13.228	$14.606	0
	2013	$14.606	$17.044	0
	2014	$17.044	$17.969	0
	2015	$17.969	$17.573	0
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.576	$13.312	0
	2007	$13.312	$15.331	0
	2008	$15.331	$14.368	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.453	$13.236	0
	2007	$13.236	$17.612	0
	2008	$17.612	$9.553	0
	2009	$9.553	$13.586	0
	2010	$13.586	$14.090	0
	2011	$14.090	$12.772	0
	2012	$12.772	$15.407	0
	2013	$15.407	$19.642	0
	2014	$19.642	$20.751	0
	2015	$20.751	$22.624	0
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.109	$13.065	0
	2007	$13.065	$13.504	0
	2008	$13.504	$8.386	0
	2009	$8.386	$10.010	0
	2010	$10.010	$10.701	0
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$15.941	0
MFS VIT II High Yield – Service Class
	2013	$10.000	$14.171	0
	2014	$14.171	$14.152	0
	2015	$14.152	$13.175	0
MFS® High Income Series – Service Class
	2006	$10.466	$11.214	0
	2007	$11.214	$11.089	0
	2008	$11.089	$7.705	0
	2009	$7.705	$10.898	0
	2010	$10.898	$12.143	0
	2011	$12.143	$12.284	0
	2012	$12.284	$13.691	0
	2013	$13.691	$13.782	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.508	$10.983	0
	2007	$12.000	$11.845	0
	2008	$11.845	$7.289	0
	2009	$7.289	$9.875	0
	2010	$9.875	$10.788	0
	2011	$10.788	$10.546	0
	2012	$10.546	$11.985	0
	2013	$11.985	$15.182	0
	2014	$15.182	$16.431	0
	2015	$16.431	$16.534	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.139	$12.227	0
	2007	$10.983	$11.876	0
	2008	$11.876	$8.518	0
	2009	$8.518	$10.500	0
	2010	$10.500	$11.339	0
	2011	$11.339	$10.778	0
	2012	$10.778	$12.474	0
	2013	$12.474	$16.006	0
	2014	$16.006	$17.260	0
	2015	$17.260	$16.803	0
MFS® New Discovery Series – Service Class
	2006	$10.057	$11.063	0
	2007	$11.063	$11.016	0
	2008	$11.016	$6.489	0
	2009	$6.489	$10.297	0
	2010	$10.297	$13.634	0
	2011	$13.634	$11.886	0
	2012	$11.886	$13.996	0
	2013	$13.996	$19.252	0
	2014	$19.252	$17.345	0
	2015	$17.345	$16.532	0
MFS® Total Return Series – Service Class
	2006	$10.652	$11.582	0
	2007	$11.582	$11.723	0
	2008	$11.723	$8.870	0
	2009	$8.870	$10.170	0
	2010	$10.170	$10.860	0
	2011	$10.860	$10.746	0
	2012	$10.746	$11.610	0
	2013	$11.610	$13.428	0
	2014	$13.428	$14.156	0
	2015	$14.156	$13.708	0
MFS® Value Series – Service Class
	2006	$11.455	$13.447	0
	2007	$13.447	$14.090	0
	2008	$14.090	$9.229	0
	2009	$9.229	$11.008	0
	2010	$11.008	$11.924	0
	2011	$11.924	$11.561	0
	2012	$11.561	$13.048	0
	2013	$13.048	$17.233	0
	2014	$17.233	$18.497	0
	2015	$18.497	$17.848	0
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.623	$11.627	0
	2007	$11.627	$12.007	0
	2008	$12.007	$5.939	0
	2009	$5.939	$7.651	0
	2010	$7.651	$9.476	0
	2011	$9.476	$9.308	0
	2012	$9.308	$10.530	0
	2013	$10.530	$13.911	0
	2014	$13.911	$14.298	0
	2015	$14.298	$14.810	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.509	$14.301	0
	2007	$14.301	$14.774	0
	2008	$14.774	$8.586	0
	2009	$8.586	$11.653	0
	2010	$11.653	$13.133	0
	2011	$13.133	$11.701	0
	2012	$11.701	$13.784	0
	2013	$13.784	$17.050	0
	2014	$17.050	$16.948	0
	2015	$16.948	$17.114	0
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$11.962	$13.360	0
	2007	$13.360	$12.830	0
	2008	$12.830	$7.747	0
	2009	$7.747	$10.328	0
	2010	$10.328	$12.379	0
	2011	$12.379	$11.770	0
	2012	$11.770	$13.489	0
	2013	$13.489	$18.476	0
	2014	$18.476	$20.093	0
	2015	$20.093	$18.378	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.511	$10.462	0
	2007	$10.462	$10.559	0
	2008	$10.559	$10.039	0
	2009	$10.039	$11.307	0
	2010	$11.307	$11.949	0
	2011	$11.949	$12.427	0
	2012	$12.427	$13.416	0
	2013	$13.416	$13.133	0
	2014	$13.133	$14.219	0
	2015	$14.219	$13.889	0
PIMCO Money Market Portfolio – Administrative Shares
	2006	$9.854	$10.042	0
	2007	$10.042	$10.257	0
	2008	$10.257	$10.215	0
	2009	$10.215	$9.961	0
	2010	$9.961	$9.706	0
	2011	$9.706	$9.460	0
	2012	$9.460	$9.219	0
	2013	$9.219	$8.985	0
	2014	$8.985	$8.752	0
	2015	$8.752	$8.527	0
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.415	$10.217	0
	2007	$10.217	$11.013	0
	2008	$11.013	$9.971	0
	2009	$9.971	$11.498	0
	2010	$11.498	$12.108	0
	2011	$12.108	$13.171	0
	2012	$13.171	$13.951	0
	2013	$13.951	$12.335	0
	2014	$12.335	$12.386	0
	2015	$12.386	$11.738	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.142	$10.260	0
	2007	$10.260	$10.868	0
	2008	$10.868	$11.096	0
	2009	$11.096	$12.328	0
	2010	$12.328	$12.982	0
	2011	$12.982	$13.102	0
	2012	$13.102	$13.985	0
	2013	$13.985	$13.354	0
	2014	$13.354	$13.563	0
	2015	$13.563	$13.270	0
Premier VIT OpCap Balanced Portfolio
	2006	$10.721	$11.571	0
	2007	$11.571	$10.768	0
	2008	$10.768	$7.218	0
	2009	$7.218	$6.936	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.322	$11.198	0
	2007	$11.198	$11.595	0
	2008	$11.595	$10.470	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.670	$11.362	0
	2007	$11.362	$12.447	0
	2008	$12.447	$6.953	0
	2009	$6.953	$9.602	0
	2010	$9.602	$10.849	0
	2011	$10.849	$10.711	0
	2012	$10.711	$12.300	0
	2013	$12.300	$16.875	0
	2014	$16.875	$17.889	0
	2015	$17.889	$19.305	0
T. Rowe Price Equity Income Portfolio – II
	2006	$11.089	$12.815	0
	2007	$12.815	$12.858	0
	2008	$12.858	$7.982	0
	2009	$7.982	$9.737	0
	2010	$9.737	$10.882	0
	2011	$10.882	$10.492	0
	2012	$10.492	$11.948	0
	2013	$11.948	$15.059	0
	2014	$15.059	$15.710	0
	2015	$15.710	$14.214	0
UIF Growth Portfolio, Class II
	2006	$11.545	$11.674	0
	2007	$11.674	$13.832	0
	2008	$13.832	$6.824	0
	2009	$6.824	$10.976	0
	2010	$10.976	$13.108	0
	2011	$13.108	$12.380	0
	2012	$12.380	$13.752	0
	2013	$13.752	$19.787	0
	2014	$19.787	$20.446	0
	2015	$20.446	$22.297	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.448	$19.375	0
	2007	$19.375	$15.610	0
	2008	$15.610	$9.417	0
	2009	$9.417	$11.785	0
	2010	$11.785	$14.869	0
	2011	$14.869	$15.303	0
	2012	$15.303	$17.233	0
	2013	$17.233	$17.079	0
	2014	$17.079	$21.530	0
	2015	$21.530	$21.374	0
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.386	$20.905	0
	2007	$20.905	$28.017	0
	2008	$28.017	$9.610	0
	2009	$9.610	$19.955	0
	2010	$19.955	$24.654	0
	2011	$24.654	$17.833	0
	2012	$17.833	$22.545	0
	2013	$22.545	$24.599	0
	2014	$24.599	$23.859	0
	2015	$23.859	$19.987	0
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.189	$22.057	0
	2007	$22.057	$31.224	0
	2008	$31.224	$16.383	0
	2009	$16.383	$25.138	0
	2010	$25.138	$31.644	0
	2011	$31.644	$25.752	0
	2012	$25.752	$25.930	0
	2013	$25.930	$27.916	0
	2014	$27.916	$21.995	0
	2015	$21.995	$14.257	0
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.568	$10.127	0
	2007	$10.127	$10.262	0
	2008	$10.262	$8.686	0
	2009	$8.686	$9.633	0
	2010	$9.633	$9.850	0
	2011	$9.850	$9.376	0
	2012	$9.376	$9.253	0
	2013	$9.253	$9.468	0
	2014	$9.468	$9.124	0
	2015	$9.124	$8.992	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$10.838	$11.649	0
	2007	$11.649	$11.307	0
	2008	$11.307	$7.612	0
	2009	$7.612	$11.481	0
	2010	$11.481	$12.826	0
	2011	$12.826	$12.652	0
	2012	$12.652	$14.549	0
	2013	$14.549	$15.029	0
	2014	$15.029	$14.418	0
	2015	$14.418	$13.189	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts –

PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Low

Mortality & Expense = 1.45

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.464	$13.427	127,011
	2007	$13.427	$17.606	140,144
	2008	$17.606	$9.487	131,667
	2009	$9.487	$14.074	104,489
	2010	$14.074	$15.744	103,711
	2011	$15.744	$15.404	88,456
	2012	$15.404	$17.877	81,631
	2013	$17.877	$23.724	54,094
	2014	$23.724	$26.496	47,231
	2015	$26.496	$27.628	36,444
Alger Large Cap Growth Portfolio – Class S
	2006	$11.091	$11.455	291,942
	2007	$11.455	$13.491	242,972
	2008	$13.491	$7.133	252,657
	2009	$7.133	$10.340	217,489
	2010	$10.340	$11.494	189,088
	2011	$11.494	$11.230	139,411
	2012	$11.230	$12.092	96,100
	2013	$12.092	$16.021	67,839
	2014	$16.021	$17.438	54,369
	2015	$17.438	$17.400	41,192
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.441	$12.377	436,382
	2007	$12.377	$15.995	397,229
	2008	$15.995	$6.539	448,194
	2009	$6.539	$9.741	382,540
	2010	$9.741	$11.401	312,036
	2011	$11.401	$10.261	265,823
	2012	$10.261	$11.686	212,330
	2013	$11.686	$15.578	166,426
	2014	$15.578	$16.500	131,872
	2015	$16.500	$15.937	104,319
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.496	77,930
	2008	$9.496	$5.929	78,084
	2009	$5.929	$7.551	64,493
	2010	$7.551	$8.668	54,410
	2011	$8.668	$8.005	41,829
	2012	$8.005	$9.061	35,482
	2013	$9.061	$11.790	29,999
	2014	$11.790	$12.685	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.735	115,189
	2008	$9.735	$6.170	84,142
	2009	$6.170	$7.563	69,529
	2010	$7.563	$8.150	65,270
	2011	$8.150	$8.421	57,030
	2012	$8.421	$9.659	42,202
	2013	$9.659	$12.587	36,017
	2014	$12.587	$13.843	44,069
	2015	$13.843	$13.238	28,986
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.420	$10.991	196,893
	2007	$10.991	$12.461	181,005
	2008	$12.461	$8.722	200,576
	2009	$8.722	$11.056	174,938
	2010	$11.056	$12.405	162,655
	2011	$12.405	$11.869	131,291
	2012	$11.869	$13.114	97,344
	2013	$13.114	$14.892	74,318
	2014	$14.892	$15.473	46,037
	2015	$15.473	$15.224	40,466
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$13.056	$14.324	1,038,503
	2007	$14.324	$16.540	915,580
	2008	$16.540	$9.332	1,036,462
	2009	$9.332	$12.446	860,886
	2010	$12.446	$14.327	791,650
	2011	$14.327	$13.713	685,524
	2012	$13.713	$15.679	547,018
	2013	$15.679	$20.213	419,146
	2014	$20.213	$22.219	326,693
	2015	$22.219	$21.966	244,603
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.246	$13.279	914,542
	2007	$13.279	$13.239	882,993
	2008	$13.239	$7.453	958,622
	2009	$7.453	$9.531	838,502
	2010	$9.531	$10.783	770,594
	2011	$10.783	$10.685	663,554
	2012	$10.685	$12.314	562,960
	2013	$12.314	$15.496	416,246
	2014	$15.496	$16.550	326,978
	2015	$16.550	$15.603	264,517
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.065	$10.367	1,929,547
	2007	$10.367	$10.712	1,860,555
	2008	$10.712	$10.838	2,312,870
	2009	$10.838	$10.720	1,916,252
	2010	$10.720	$10.562	1,575,490
	2011	$10.562	$10.400	1,456,478
	2012	$10.400	$10.239	1,250,130
	2013	$10.239	$10.081	1,052,425
	2014	$10.081	$9.926	785,582
	2015	$9.926	$9.773	617,151

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$10.170	$10.671	179,143
	2007	$10.671	$13.305	176,462
	2008	$13.305	$6.902	239,711
	2009	$6.902	$8.695	226,398
	2010	$8.695	$10.603	196,977
	2011	$10.603	$10.435	163,363
	2012	$10.435	$11.753	121,700
	2013	$11.753	$15.736	95,517
	2014	$15.736	$17.199	82,906
	2015	$17.199	$18.101	66,778
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.961	$12.458	1,364,532
	2007	$12.458	$12.899	1,221,783
	2008	$12.899	$7.980	1,372,538
	2009	$7.980	$9.923	1,179,069
	2010	$9.923	$11.208	1,056,165
	2011	$11.208	$11.232	897,385
	2012	$11.232	$12.785	718,378
	2013	$12.785	$16.604	526,001
	2014	$16.604	$18.519	391,701
	2015	$18.519	$18.429	324,647
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.229	$10.487	1,278,546
	2007	$10.487	$10.746	1,490,496
	2008	$10.746	$10.213	1,404,977
	2009	$10.213	$11.610	1,239,977
	2010	$11.610	$12.293	1,143,680
	2011	$12.293	$12.954	962,082
	2012	$12.954	$13.468	788,124
	2013	$13.468	$12.985	587,576
	2014	$12.985	$13.502	410,110
	2015	$13.502	$13.179	333,031
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.760	$14.796	827,908
	2007	$14.796	$17.049	807,662
	2008	$17.049	$9.406	916,161
	2009	$9.406	$11.688	807,903
	2010	$11.688	$12.983	685,772
	2011	$12.983	$10.566	691,059
	2012	$10.566	$12.521	571,559
	2013	$12.521	$16.046	450,554
	2014	$16.046	$14.487	370,578
	2015	$14.487	$14.732	283,468
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.726	103,904
Guggenheim VIF Long Short Equity Fund
	2006	$11.844	$12.989	96,320
	2007	$12.989	$15.694	104,063
	2008	$15.694	$9.157	117,641
	2009	$9.157	$11.475	103,531
	2010	$11.475	$12.564	89,854
	2011	$12.564	$11.558	85,709
	2012	$11.558	$11.882	72,991
	2013	$11.882	$13.741	58,754
	2014	$13.741	$13.906	30,656
	2015	$13.906	$13.863	24,479

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$9.610	70,498
	2013	$9.610	$13.226	48,636
	2014	$13.226	$14.084	36,426
	2015	$14.084	$14.525	19,992
Invesco V.I. Capital Appreciation – Series II
	2006	$10.994	$11.479	125,960
	2007	$11.479	$12.626	110,380
	2008	$12.626	$7.132	125,423
	2009	$7.132	$8.476	104,680
	2010	$8.476	$9.613	90,374
	2011	$9.613	$8.697	82,747
	2012	$8.697	$9.980	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.785	274,689
	2007	$10.785	$11.454	276,101
	2008	$11.454	$7.857	288,185
	2009	$7.857	$9.900	241,788
	2010	$9.900	$10.648	206,986
	2011	$10.648	$10.452	176,338
	2012	$10.452	$11.691	158,457
	2013	$11.691	$14.840	130,436
	2014	$14.840	$15.756	88,838
	2015	$15.756	$14.581	76,543
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$12.020	316,576
	2012	$12.020	$12.096	290,657
	2013	$12.096	$11.569	202,678
	2014	$11.569	$11.831	183,808
	2015	$11.831	$11.655	157,885
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.950	$13.645	965,056
	2007	$13.645	$13.771	913,686
	2008	$13.771	$9.191	900,825
	2009	$9.191	$11.230	788,311
	2010	$11.230	$12.403	688,083
	2011	$12.403	$11.935	595,214
	2012	$11.935	$13.436	476,292
	2013	$13.436	$17.694	331,949
	2014	$17.694	$19.156	246,664
	2015	$19.156	$18.234	194,119
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.584	$12.657	442,279
	2007	$12.657	$13.617	404,724
	2008	$13.617	$9.561	420,218
	2009	$9.561	$12.223	365,382
	2010	$12.223	$13.691	354,072
	2011	$13.691	$12.603	317,651
	2012	$12.603	$13.724	237,613
	2013	$13.724	$17.358	169,959
	2014	$17.358	$17.801	134,490
	2015	$17.801	$16.775	98,531

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.133	$12.534	38,306
	2007	$12.534	$14.510	38,611
	2008	$14.510	$7.594	49,182
	2009	$7.594	$11.692	81,540
	2010	$11.692	$14.650	83,826
	2011	$14.650	$13.073	74,716
	2012	$13.073	$14.367	43,857
	2013	$14.367	$19.321	29,770
	2014	$19.321	$20.485	25,435
	2015	$20.485	$20.377	14,736
Invesco V.I. Value Opportunities Fund – Series II
	2006	$11.133	$12.379	418,263
	2007	$12.379	$12.352	293,495
	2008	$12.352	$5.849	426,442
	2009	$5.849	$8.507	343,201
	2010	$8.507	$8.957	319,363
	2011	$8.957	$8.519	281,990
	2012	$8.519	$9.867	201,378
	2013	$9.867	$12.946	126,948
	2014	$12.946	$13.560	84,104
	2015	$13.560	$11.927	57,888
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.339	$10.496	394,113
	2007	$10.496	$11.057	382,399
	2008	$11.057	$11.051	541,227
	2009	$11.051	$10.973	477,547
	2010	$10.973	$11.331	471,942
	2011	$11.331	$11.392	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$7.003	153,801
	2009	$7.003	$12.347	149,089
	2010	$12.347	$15.197	152,251
	2011	$15.197	$10.123	158,712
	2012	$10.123	$11.279	100,717
	2013	$11.279	$12.691	73,848
	2014	$12.691	$10.982	55,277
	2015	$10.982	$9.860	38,605
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$12.219	$13.842	636,948
	2007	$13.842	$14.604	603,783
	2008	$14.604	$10.366	628,536
	2009	$10.366	$13.565	498,879
	2010	$13.565	$15.407	458,370
	2011	$15.407	$14.716	389,734
	2012	$14.716	$16.051	290,229
	2013	$16.051	$19.881	234,824
	2014	$19.881	$21.225	182,034
	2015	$21.225	$20.125	117,497
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.959	$13.149	208,907
	2007	$13.149	$12.153	204,185
	2008	$12.153	$7.667	200,043
	2009	$7.667	$7.261	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.241	$12.220	474,671
	2007	$12.220	$13.267	419,411
	2008	$13.267	$10.964	387,556
	2009	$10.964	$13.555	378,329
	2010	$13.555	$14.429	330,052
	2011	$14.429	$14.398	275,246
	2012	$14.398	$16.070	226,957
	2013	$16.070	$18.954	172,344
	2014	$18.954	$20.198	136,802
	2015	$20.198	$19.967	113,049
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.815	$13.733	125,898
	2007	$13.733	$15.987	130,612
	2008	$15.987	$15.037	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.710	$13.654	160,923
	2007	$13.654	$18.366	194,043
	2008	$18.366	$10.069	230,987
	2009	$10.069	$14.475	199,558
	2010	$14.475	$15.174	172,341
	2011	$15.174	$13.902	146,080
	2012	$13.902	$16.952	118,380
	2013	$16.952	$21.844	70,817
	2014	$21.844	$23.326	50,625
	2015	$23.326	$25.706	36,778
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.359	$13.478	168,301
	2007	$13.478	$14.082	157,185
	2008	$14.082	$8.839	156,723
	2009	$8.839	$10.665	133,212
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$18.112	109,954
MFS VIT II High Yield – Service Class
	2013	$10.000	$15.759	158,197
	2014	$15.759	$15.908	118,084
	2015	$15.908	$14.969	82,244
MFS® High Income Series – Service Class
	2006	$10.682	$11.568	409,143
	2007	$11.568	$11.563	406,241
	2008	$11.563	$8.121	391,449
	2009	$8.121	$11.611	306,693
	2010	$11.611	$13.077	294,022
	2011	$13.077	$13.371	273,293
	2012	$13.371	$15.063	228,130
	2013	$15.063	$15.265	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.725	$11.331	530,447
	2007	$11.331	$12.384	487,942
	2008	$12.384	$7.683	536,714
	2009	$7.683	$10.521	428,012
	2010	$10.521	$11.617	388,447
	2011	$11.617	$11.480	336,778
	2012	$11.480	$13.187	273,676
	2013	$13.187	$16.884	204,575
	2014	$16.884	$18.470	148,779
	2015	$18.470	$18.633	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.369	$12.614	75,414
	2007	$12.614	$13.663	71,252
	2008	$13.663	$8.978	89,673
	2009	$8.978	$11.187	85,026
	2010	$11.187	$12.212	69,448
	2011	$12.212	$11.732	62,992
	2012	$11.732	$13.725	52,324
	2013	$13.725	$17.801	35,957
	2014	$17.801	$19.402	26,032
	2015	$19.402	$19.092	22,464
MFS® New Discovery Series – Service Class
	2006	$10.265	$11.413	143,917
	2007	$11.413	$11.488	133,227
	2008	$11.488	$6.840	145,739
	2009	$6.840	$10.971	134,171
	2010	$10.971	$14.683	134,012
	2011	$14.683	$12.939	122,440
	2012	$12.939	$15.400	83,911
	2013	$15.400	$21.410	77,443
	2014	$21.410	$19.499	51,836
	2015	$19.499	$18.784	37,627
MFS® Total Return Series – Service Class
	2006	$10.872	$11.948	786,417
	2007	$11.948	$12.225	733,113
	2008	$12.225	$9.349	623,702
	2009	$9.349	$10.836	575,285
	2010	$10.836	$11.695	513,670
	2011	$11.695	$11.697	443,345
	2012	$11.697	$12.774	341,459
	2013	$12.774	$14.933	288,713
	2014	$14.933	$15.912	185,627
	2015	$15.912	$15.575	132,833
MFS® Value Series – Service Class
	2006	$11.692	$13.872	185,240
	2007	$13.872	$14.693	178,813
	2008	$14.693	$9.728	218,888
	2009	$9.728	$11.728	183,765
	2010	$11.728	$12.841	196,581
	2011	$12.841	$12.584	179,027
	2012	$12.584	$14.356	109,358
	2013	$14.356	$19.164	83,721
	2014	$19.164	$20.792	58,443
	2015	$20.792	$20.279	42,888
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.707	$11.837	86,941
	2007	$11.837	$12.356	79,497
	2008	$12.356	$6.178	88,007
	2009	$6.178	$8.044	77,979
	2010	$8.044	$10.071	77,409
	2011	$10.071	$9.998	78,447
	2012	$9.998	$11.434	69,630
	2013	$11.434	$15.267	60,472
	2014	$15.267	$15.861	46,296
	2015	$15.861	$16.606	30,187

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.767	$14.753	416,951
	2007	$14.753	$15.406	390,850
	2008	$15.406	$9.050	394,574
	2009	$9.050	$12.416	321,152
	2010	$12.416	$14.143	280,674
	2011	$14.143	$12.737	253,922
	2012	$12.737	$15.166	203,828
	2013	$15.166	$18.961	154,977
	2014	$18.961	$19.051	112,800
	2015	$19.051	$19.445	80,895
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$12.209	$13.782	658,435
	2007	$13.782	$13.379	616,978
	2008	$13.379	$8.165	662,016
	2009	$8.165	$11.004	576,312
	2010	$11.004	$13.331	470,789
	2011	$13.331	$12.812	400,433
	2012	$12.812	$14.842	329,397
	2013	$14.842	$20.548	262,728
	2014	$20.548	$22.587	196,508
	2015	$22.587	$20.882	147,834
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.728	$10.793	524,188
	2007	$10.793	$11.011	473,852
	2008	$11.011	$10.582	431,280
	2009	$10.582	$12.047	415,232
	2010	$12.047	$12.868	419,495
	2011	$12.868	$13.526	346,787
	2012	$13.526	$14.760	306,129
	2013	$14.760	$14.605	250,415
	2014	$14.605	$15.983	189,665
	2015	$15.983	$15.781	140,091
PIMCO Money Market Portfolio – Administrative Shares
	2006	$10.057	$10.359	727,162
	2007	$10.359	$10.696	706,907
	2008	$10.696	$10.767	859,497
	2009	$10.767	$10.612	907,129
	2010	$10.612	$10.453	852,225
	2011	$10.453	$10.297	840,060
	2012	$10.297	$10.144	627,157
	2013	$10.144	$9.993	504,746
	2014	$9.993	$9.838	339,164
	2015	$9.838	$9.688	293,085
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.630	$10.540	1,126,346
	2007	$10.540	$11.484	1,038,569
	2008	$11.484	$10.510	1,164,877
	2009	$10.510	$12.250	983,651
	2010	$12.250	$13.039	897,156
	2011	$13.039	$14.336	786,960
	2012	$14.336	$15.349	687,658
	2013	$15.349	$13.718	465,157
	2014	$13.718	$13.923	343,298
	2015	$13.923	$13.336	251,384

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.352	$10.585	1,399,499
	2007	$10.585	$11.333	1,362,786
	2008	$11.333	$11.695	1,498,179
	2009	$11.695	$13.134	1,507,227
	2010	$13.134	$13.980	1,377,334
	2011	$13.980	$14.261	1,279,562
	2012	$14.261	$15.386	1,062,330
	2013	$15.386	$14.851	772,482
	2014	$14.851	$15.246	494,725
	2015	$15.246	$15.077	371,146
Premier VIT OpCap Balanced Portfolio
	2006	$10.914	$11.906	102,842
	2007	$11.906	$11.200	100,376
	2008	$11.200	$7.589	91,560
	2009	$7.589	$7.317	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.535	$11.552	181,544
	2007	$11.552	$12.091	133,825
	2008	$12.091	$10.924	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.890	$11.722	1,046,476
	2007	$11.722	$12.980	921,017
	2008	$12.980	$7.329	1,076,189
	2009	$7.329	$10.230	850,454
	2010	$10.230	$11.683	736,797
	2011	$11.683	$11.659	644,527
	2012	$11.659	$13.533	548,267
	2013	$13.533	$18.767	405,540
	2014	$18.767	$20.109	305,885
	2015	$20.109	$21.935	210,587
T. Rowe Price Equity Income Portfolio – II
	2006	$11.318	$13.221	1,710,177
	2007	$13.221	$13.409	1,570,162
	2008	$13.409	$8.413	1,608,523
	2009	$8.413	$10.374	1,377,891
	2010	$10.374	$11.719	1,195,528
	2011	$11.719	$11.421	1,031,213
	2012	$11.421	$13.146	823,514
	2013	$13.146	$16.748	595,171
	2014	$16.748	$17.659	458,609
	2015	$17.659	$16.150	368,424
UIF Growth Portfolio, Class II
	2006	$11.783	$12.043	118,076
	2007	$12.043	$14.424	101,174
	2008	$14.424	$7.193	110,041
	2009	$7.193	$11.694	91,860
	2010	$11.694	$14.116	75,917
	2011	$14.116	$13.475	61,271
	2012	$13.475	$15.130	43,733
	2013	$15.130	$22.005	33,018
	2014	$22.005	$22.983	21,144
	2015	$22.983	$25.335	14,770

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.747	$19.988	844,038
	2007	$19.988	$16.278	713,922
	2008	$16.278	$9.926	725,507
	2009	$9.926	$12.557	582,988
	2010	$12.557	$16.013	449,938
	2011	$16.013	$16.658	391,905
	2012	$16.658	$18.961	306,501
	2013	$18.961	$18.994	248,646
	2014	$18.994	$24.202	174,211
	2015	$24.202	$24.285	145,647
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.703	$21.566	197,437
	2007	$21.566	$29.216	217,317
	2008	$29.216	$10.130	178,770
	2009	$10.130	$21.260	178,220
	2010	$21.260	$26.549	152,306
	2011	$26.549	$19.411	116,500
	2012	$19.411	$24.805	83,350
	2013	$24.805	$27.356	66,803
	2014	$27.356	$26.820	43,893
	2015	$26.820	$22.710	30,817
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.565	$22.754	196,815
	2007	$22.754	$32.560	208,194
	2008	$32.560	$17.269	189,943
	2009	$17.269	$26.783	172,839
	2010	$26.783	$34.077	146,787
	2011	$34.077	$28.030	117,868
	2012	$28.030	$28.529	92,607
	2013	$28.529	$31.046	66,782
	2014	$31.046	$24.725	46,420
	2015	$24.725	$16.200	33,795
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.766	$10.447	69,904
	2007	$10.447	$10.701	67,655
	2008	$10.701	$9.156	83,819
	2009	$9.156	$10.264	84,209
	2010	$10.264	$10.607	84,068
	2011	$10.607	$10.206	82,536
	2012	$10.206	$10.181	57,367
	2013	$10.181	$10.530	47,261
	2014	$10.530	$10.256	36,536
	2015	$10.256	$10.153	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$11.062	$12.018	1,048,615
	2007	$12.018	$11.791	1,007,552
	2008	$11.791	$8.023	988,849
	2009	$8.023	$12.232	724,610
	2010	$12.232	$13.812	624,088
	2011	$13.812	$13.771	547,554
	2012	$13.771	$16.007	441,801
	2013	$16.007	$16.714	360,164
	2014	$16.714	$16.207	273,843
	2015	$16.207	$14.985	212,545

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

High

Mortality & Expense = 2.35

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.265	$13.074	0
	2007	$13.074	$16.985	0
	2008	$16.985	$9.069	0
	2009	$9.069	$13.331	0
	2010	$13.331	$14.776	0
	2011	$14.776	$14.325	0
	2012	$14.325	$16.473	0
	2013	$16.473	$21.660	0
	2014	$21.660	$23.971	0
	2015	$23.971	$24.766	0
Alger Large Cap Growth Portfolio – Class S
	2006	$10.899	$11.154	0
	2007	$11.154	$13.015	0
	2008	$13.015	$6.818	626
	2009	$6.818	$9.794	0
	2010	$9.794	$10.787	0
	2011	$10.787	$10.443	0
	2012	$10.443	$11.142	0
	2013	$11.142	$14.627	0
	2014	$14.627	$15.775	0
	2015	$15.775	$15.597	0
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.242	$12.051	0
	2007	$12.051	$15.431	0
	2008	$15.431	$6.251	0
	2009	$6.251	$9.226	0
	2010	$9.226	$10.700	0
	2011	$10.700	$9.542	0
	2012	$9.542	$10.768	0
	2013	$10.768	$14.223	0
	2014	$14.223	$14.927	0
	2015	$14.927	$14.285	0
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.436	0
	2008	$9.436	$5.838	0
	2009	$5.838	$7.367	0
	2010	$7.367	$8.380	0
	2011	$8.380	$7.668	0
	2012	$7.668	$8.600	0
	2013	$8.600	$11.088	0
	2014	$11.088	$11.829	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.675	0
	2008	$9.675	$6.075	0
	2009	$6.075	$7.379	0
	2010	$7.379	$7.879	0
	2011	$7.879	$8.067	0
	2012	$8.067	$9.168	0
	2013	$9.168	$11.838	0
	2014	$11.838	$12.900	0
	2015	$12.900	$12.223	0
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.239	$10.702	0
	2007	$10.702	$12.022	0
	2008	$12.022	$8.337	1,129
	2009	$8.337	$10.472	1,128
	2010	$10.472	$11.642	1,127
	2011	$11.642	$11.038	1,127
	2012	$11.038	$12.084	1,078
	2013	$12.084	$13.596	1,029
	2014	$13.596	$13.998	0
	2015	$13.998	$13.647	0
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$12.829	$13.947	0
	2007	$13.947	$15.957	0
	2008	$15.957	$8.920	0
	2009	$8.920	$11.788	0
	2010	$11.788	$13.446	0
	2011	$13.446	$12.752	0
	2012	$12.752	$14.447	0
	2013	$14.447	$18.455	0
	2014	$18.455	$20.101	706
	2015	$20.101	$19.690	670
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.051	$12.930	0
	2007	$12.930	$12.772	0
	2008	$12.772	$7.125	1,122
	2009	$7.125	$9.027	1,121
	2010	$9.027	$10.120	1,120
	2011	$10.120	$9.937	1,120
	2012	$9.937	$11.346	1,071
	2013	$11.346	$14.148	1,022
	2014	$14.148	$14.972	936
	2015	$14.972	$13.986	888
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$9.890	$10.095	0
	2007	$10.095	$10.334	0
	2008	$10.334	$10.360	408
	2009	$10.360	$10.154	0
	2010	$10.154	$9.912	0
	2011	$9.912	$9.671	0
	2012	$9.671	$9.435	0
	2013	$9.435	$9.204	0
	2014	$9.204	$8.980	0
	2015	$8.980	$8.761	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$9.993	$10.390	0
	2007	$10.390	$12.836	0
	2008	$12.836	$6.597	0
	2009	$6.597	$8.235	0
	2010	$8.235	$9.951	0
	2011	$9.951	$9.704	0
	2012	$9.704	$10.829	0
	2013	$10.829	$14.367	0
	2014	$14.367	$15.559	0
	2015	$15.559	$16.226	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.771	$12.130	0
	2007	$12.130	$12.444	0
	2008	$12.444	$7.628	0
	2009	$7.628	$9.398	0
	2010	$9.398	$10.519	0
	2011	$10.519	$10.445	0
	2012	$10.445	$11.781	0
	2013	$11.781	$15.160	0
	2014	$15.160	$16.753	0
	2015	$16.753	$16.520	0
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.051	$10.211	0
	2007	$10.211	$10.367	0
	2008	$10.367	$9.763	0
	2009	$9.763	$10.997	0
	2010	$10.997	$11.537	0
	2011	$11.537	$12.047	0
	2012	$12.047	$12.410	0
	2013	$12.410	$11.855	0
	2014	$11.855	$12.215	0
	2015	$12.215	$11.814	0
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.539	$14.406	0
	2007	$14.406	$16.448	0
	2008	$16.448	$8.991	925
	2009	$8.991	$11.070	449
	2010	$11.070	$12.185	448
	2011	$12.185	$9.826	448
	2012	$9.826	$11.537	429
	2013	$11.537	$14.650	409
	2014	$14.650	$13.106	0
	2015	$13.106	$13.206	0
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.673	0
Guggenheim VIF Long Short Equity Fund
	2006	$11.638	$12.647	0
	2007	$12.647	$15.141	0
	2008	$15.141	$8.753	0
	2009	$8.753	$10.869	0
	2010	$10.869	$11.791	0
	2011	$11.791	$10.748	0
	2012	$10.748	$10.949	0
	2013	$10.949	$12.545	0
	2014	$12.545	$12.580	0
	2015	$12.580	$12.426	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$8.854	0
	2013	$8.854	$12.075	0
	2014	$12.075	$12.741	0
	2015	$12.741	$13.020	0
Invesco V.I. Capital Appreciation – Series II
	2006	$10.803	$11.177	0
	2007	$11.177	$12.181	0
	2008	$12.181	$6.817	0
	2009	$6.817	$8.028	0
	2010	$8.028	$9.022	0
	2011	$9.022	$8.087	0
	2012	$8.087	$9.253	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.719	0
	2007	$10.719	$11.279	0
	2008	$11.279	$7.666	0
	2009	$7.666	$9.571	0
	2010	$9.571	$10.200	0
	2011	$10.200	$9.921	0
	2012	$9.921	$10.995	0
	2013	$10.995	$13.829	0
	2014	$13.829	$14.549	0
	2015	$14.549	$13.341	0
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$11.178	0
	2012	$11.178	$11.146	0
	2013	$11.146	$10.562	0
	2014	$10.562	$10.704	0
	2015	$10.704	$10.448	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.743	$13.286	0
	2007	$13.286	$13.286	0
	2008	$13.286	$8.785	0
	2009	$8.785	$10.636	0
	2010	$10.636	$11.641	0
	2011	$11.641	$11.099	0
	2012	$11.099	$12.380	0
	2013	$12.380	$16.155	0
	2014	$16.155	$17.330	0
	2015	$17.330	$16.345	0
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.383	$12.324	0
	2007	$12.324	$13.137	0
	2008	$13.137	$9.139	0
	2009	$9.139	$11.577	0
	2010	$11.577	$12.849	0
	2011	$12.849	$11.720	0
	2012	$11.720	$12.646	0
	2013	$12.646	$15.848	0
	2014	$15.848	$16.104	0
	2015	$16.104	$15.037	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.923	$12.204	0
	2007	$12.204	$13.998	0
	2008	$13.998	$7.259	0
	2009	$7.259	$11.074	0
	2010	$11.074	$13.749	0
	2011	$13.749	$12.157	0
	2012	$12.157	$13.238	0
	2013	$13.238	$17.640	0
	2014	$17.640	$18.532	0
	2015	$18.532	$18.266	0
Invesco V.I. Value Opportunities Fund – Series II
	2006	$10.939	$12.053	0
	2007	$12.053	$11.917	0
	2008	$11.917	$5.591	0
	2009	$5.591	$8.057	0
	2010	$8.057	$8.406	0
	2011	$8.406	$7.922	0
	2012	$7.922	$9.092	0
	2013	$9.092	$11.820	0
	2014	$11.820	$12.266	0
	2015	$12.266	$10.691	0
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.160	$10.220	0
	2007	$10.220	$10.667	0
	2008	$10.667	$10.563	0
	2009	$10.563	$10.393	0
	2010	$10.393	$10.634	0
	2011	$10.634	$10.660	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$6.694	0
	2009	$6.694	$11.694	0
	2010	$11.694	$14.262	0
	2011	$14.262	$9.414	0
	2012	$9.414	$10.393	0
	2013	$10.393	$11.586	0
	2014	$11.586	$9.934	0
	2015	$9.934	$8.838	0
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$12.007	$13.478	0
	2007	$13.478	$14.089	0
	2008	$14.089	$9.909	0
	2009	$9.909	$12.849	0
	2010	$12.849	$14.460	0
	2011	$14.460	$13.686	0
	2012	$13.686	$14.790	0
	2013	$14.790	$18.152	0
	2014	$18.152	$19.201	0
	2015	$19.201	$18.040	0
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.891	$12.949	0
	2007	$12.949	$11.858	0
	2008	$11.858	$7.412	0
	2009	$7.412	$6.999	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.046	$11.899	0
	2007	$11.899	$12.799	0
	2008	$12.799	$10.481	0
	2009	$10.481	$12.839	0
	2010	$12.839	$13.542	0
	2011	$13.542	$13.390	0
	2012	$13.390	$14.808	0
	2013	$14.808	$17.306	0
	2014	$17.306	$18.273	0
	2015	$18.273	$17.898	0
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.610	$13.372	0
	2007	$13.372	$15.423	0
	2008	$15.423	$14.462	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.490	$13.295	0
	2007	$13.295	$17.719	0
	2008	$17.719	$9.625	0
	2009	$9.625	$13.710	0
	2010	$13.710	$14.241	0
	2011	$14.241	$12.928	0
	2012	$12.928	$15.620	0
	2013	$15.620	$19.943	0
	2014	$19.943	$21.102	0
	2015	$21.102	$23.043	0
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.144	$13.124	0
	2007	$13.124	$13.585	0
	2008	$13.585	$8.449	0
	2009	$8.449	$10.101	0
	2010	$10.101	$10.804	0
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$16.236	0
MFS VIT II High Yield – Service Class
	2013	$10.000	$14.388	0
	2014	$14.388	$14.392	0
	2015	$14.392	$13.418	0
MFS® High Income Series – Service Class
	2006	$10.497	$11.264	0
	2007	$11.264	$11.156	0
	2008	$11.156	$7.763	0
	2009	$7.763	$10.998	0
	2010	$10.998	$12.273	0
	2011	$12.273	$12.434	0
	2012	$12.434	$13.879	0
	2013	$13.879	$13.985	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.539	$11.033	0
	2007	$12.053	$11.917	0
	2008	$11.917	$7.344	0
	2009	$7.344	$9.965	0
	2010	$9.965	$10.903	0
	2011	$10.903	$10.676	0
	2012	$10.676	$12.151	0
	2013	$12.151	$15.416	0
	2014	$15.416	$16.709	0
	2015	$16.709	$16.820	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.172	$12.282	0
	2007	$11.033	$11.947	0
	2008	$11.947	$8.582	0
	2009	$8.582	$10.596	0
	2010	$10.596	$11.461	0
	2011	$11.461	$10.910	0
	2012	$10.910	$12.646	0
	2013	$12.646	$16.252	0
	2014	$16.252	$17.552	0
	2015	$17.552	$17.114	0
MFS® New Discovery Series – Service Class
	2006	$10.086	$11.112	0
	2007	$11.112	$11.082	0
	2008	$11.082	$6.538	0
	2009	$6.538	$10.391	0
	2010	$10.391	$13.780	0
	2011	$13.780	$12.032	0
	2012	$12.032	$14.189	0
	2013	$14.189	$19.547	0
	2014	$19.547	$17.639	0
	2015	$17.639	$16.838	0
MFS® Total Return Series – Service Class
	2006	$10.684	$11.634	0
	2007	$11.634	$11.794	0
	2008	$11.794	$8.937	2,314
	2009	$8.937	$10.263	1,124
	2010	$10.263	$10.976	1,123
	2011	$10.976	$10.878	1,123
	2012	$10.878	$11.771	1,074
	2013	$11.771	$13.634	1,025
	2014	$13.634	$14.395	779
	2015	$14.395	$13.961	739
MFS® Value Series – Service Class
	2006	$11.489	$13.507	0
	2007	$13.507	$14.175	0
	2008	$14.175	$9.299	0
	2009	$9.299	$11.108	0
	2010	$11.108	$12.052	0
	2011	$12.052	$11.702	0
	2012	$11.702	$13.228	0
	2013	$13.228	$17.497	0
	2014	$17.497	$18.810	0
	2015	$18.810	$18.178	0
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.635	$11.657	0
	2007	$11.657	$12.056	0
	2008	$12.056	$5.973	0
	2009	$5.973	$7.706	0
	2010	$7.706	$9.559	0
	2011	$9.559	$9.404	0
	2012	$9.404	$10.656	0
	2013	$10.656	$14.098	0
	2014	$14.098	$14.512	0
	2015	$14.512	$15.055	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.546	$14.365	0
	2007	$14.365	$14.863	0
	2008	$14.863	$8.651	0
	2009	$8.651	$11.760	0
	2010	$11.760	$13.274	0
	2011	$13.274	$11.845	0
	2012	$11.845	$13.975	0
	2013	$13.975	$17.312	0
	2014	$17.312	$17.235	0
	2015	$17.235	$17.430	0
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$11.997	$13.420	0
	2007	$13.420	$12.907	0
	2008	$12.907	$7.805	0
	2009	$7.805	$10.422	0
	2010	$10.422	$12.511	0
	2011	$12.511	$11.915	0
	2012	$11.915	$13.676	0
	2013	$13.676	$18.760	0
	2014	$18.760	$20.434	0
	2015	$20.434	$18.718	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.541	$10.509	0
	2007	$10.509	$10.623	0
	2008	$10.623	$10.116	0
	2009	$10.116	$11.410	0
	2010	$11.410	$12.077	0
	2011	$12.077	$12.579	0
	2012	$12.579	$13.601	0
	2013	$13.601	$13.334	0
	2014	$13.334	$14.459	0
	2015	$14.459	$14.146	0
PIMCO Money Market Portfolio – Administrative Shares
	2006	$9.883	$10.087	0
	2007	$10.087	$10.318	0
	2008	$10.318	$10.292	0
	2009	$10.292	$10.052	0
	2010	$10.052	$9.810	0
	2011	$9.810	$9.576	0
	2012	$9.576	$9.347	0
	2013	$9.347	$9.123	0
	2014	$9.123	$8.901	0
	2015	$8.901	$8.684	0
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.446	$10.263	0
	2007	$10.263	$11.079	0
	2008	$11.079	$10.047	0
	2009	$10.047	$11.603	0
	2010	$11.603	$12.237	0
	2011	$12.237	$13.332	0
	2012	$13.332	$14.143	0
	2013	$14.143	$12.525	0
	2014	$12.525	$12.596	0
	2015	$12.596	$11.955	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.172	$10.306	0
	2007	$10.306	$10.934	0
	2008	$10.934	$11.180	1,432
	2009	$11.180	$12.441	675
	2010	$12.441	$13.121	674
	2011	$13.121	$13.263	674
	2012	$13.263	$14.178	645
	2013	$14.178	$13.559	616
	2014	$13.559	$13.793	0
	2015	$13.793	$13.515	0
Premier VIT OpCap Balanced Portfolio
	2006	$10.749	$11.618	0
	2007	$11.618	$10.829	0
	2008	$10.829	$7.270	0
	2009	$7.270	$6.989	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.352	$11.248	0
	2007	$11.248	$11.665	0
	2008	$11.665	$10.534	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.701	$11.413	0
	2007	$11.413	$12.523	0
	2008	$12.523	$7.005	0
	2009	$7.005	$9.690	0
	2010	$9.690	$10.965	0
	2011	$10.965	$10.842	0
	2012	$10.842	$12.470	0
	2013	$12.470	$17.134	0
	2014	$17.134	$18.192	621
	2015	$18.192	$19.662	589
T. Rowe Price Equity Income Portfolio – II
	2006	$11.121	$12.873	0
	2007	$12.873	$12.936	0
	2008	$12.936	$8.042	1,333
	2009	$8.042	$9.826	0
	2010	$9.826	$10.999	0
	2011	$10.999	$10.620	0
	2012	$10.620	$12.113	0
	2013	$12.113	$15.291	0
	2014	$15.291	$15.976	0
	2015	$15.976	$14.477	0
UIF Growth Portfolio, Class II
	2006	$11.579	$11.726	0
	2007	$11.726	$13.915	0
	2008	$13.915	$6.875	0
	2009	$6.875	$11.076	0
	2010	$11.076	$13.248	0
	2011	$13.248	$12.531	0
	2012	$12.531	$13.941	0
	2013	$13.941	$20.091	0
	2014	$20.091	$20.792	0
	2015	$20.792	$22.710	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.491	$19.462	0
	2007	$19.462	$15.704	0
	2008	$15.704	$9.488	0
	2009	$9.488	$11.893	0
	2010	$11.893	$15.028	0
	2011	$15.028	$15.491	0
	2012	$15.491	$17.471	0
	2013	$17.471	$17.341	0
	2014	$17.341	$21.895	0
	2015	$21.895	$21.769	0
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.431	$20.999	0
	2007	$20.999	$28.186	0
	2008	$28.186	$9.683	0
	2009	$9.683	$20.137	0
	2010	$20.137	$24.917	0
	2011	$24.917	$18.051	0
	2012	$18.051	$22.856	0
	2013	$22.856	$24.977	0
	2014	$24.977	$24.263	218
	2015	$24.263	$20.357	207
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.243	$22.156	0
	2007	$22.156	$31.412	0
	2008	$31.412	$16.508	0
	2009	$16.508	$25.368	0
	2010	$25.368	$31.982	0
	2011	$31.982	$26.067	0
	2012	$26.067	$26.288	0
	2013	$26.288	$28.345	0
	2014	$28.345	$22.367	0
	2015	$22.367	$14.521	0
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.596	$10.172	0
	2007	$10.172	$10.324	0
	2008	$10.324	$8.752	0
	2009	$8.752	$9.721	0
	2010	$9.721	$9.955	0
	2011	$9.955	$9.491	0
	2012	$9.491	$9.381	0
	2013	$9.381	$9.614	0
	2014	$9.614	$9.278	0
	2015	$9.278	$9.150	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$10.870	$11.701	0
	2007	$11.701	$11.376	0
	2008	$11.376	$7.669	0
	2009	$7.669	$11.585	0
	2010	$11.585	$12.963	0
	2011	$12.963	$12.807	0
	2012	$12.807	$14.750	0
	2013	$14.750	$15.260	0
	2014	$15.260	$14.662	0
	2015	$14.662	$13.433	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts –

PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Low

Mortality & Expense = 1.7

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.409	$13.328	4,489
	2007	$13.328	$17.432	18,890
	2008	$17.432	$9.369	12,250
	2009	$9.369	$13.864	8,797
	2010	$13.864	$15.470	4,945
	2011	$15.470	$15.097	2,846
	2012	$15.097	$17.477	2,301
	2013	$17.477	$23.133	1,926
	2014	$23.133	$25.772	1,300
	2015	$25.772	$26.804	1,422
Alger Large Cap Growth Portfolio – Class S
	2006	$11.038	$11.371	10,863
	2007	$11.371	$13.357	10,486
	2008	$13.357	$7.044	20,165
	2009	$7.044	$10.186	15,504
	2010	$10.186	$11.294	14,306
	2011	$11.294	$11.006	13,568
	2012	$11.006	$11.821	12,190
	2013	$11.821	$15.622	10,963
	2014	$15.622	$16.961	10,450
	2015	$16.961	$16.881	10,560
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.385	$12.286	5,659
	2007	$12.286	$15.837	32,351
	2008	$15.837	$6.458	30,915
	2009	$6.458	$9.596	15,709
	2010	$9.596	$11.203	14,156
	2011	$11.203	$10.056	12,397
	2012	$10.056	$11.424	6,470
	2013	$11.424	$15.191	4,773
	2014	$15.191	$16.048	3,896
	2015	$16.048	$15.461	3,847
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.479	553
	2008	$9.479	$5.904	8,461
	2009	$5.904	$7.499	6,476
	2010	$7.499	$8.587	6,522
	2011	$8.587	$7.910	7,429
	2012	$7.910	$8.931	7,479
	2013	$8.931	$11.592	2,349
	2014	$11.592	$12.442	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.718	10,050
	2008	$9.718	$6.144	8,585
	2009	$6.144	$7.511	4,311
	2010	$7.511	$8.074	3,403
	2011	$8.074	$8.322	4,149
	2012	$8.322	$9.520	3,911
	2013	$9.520	$12.375	2,511
	2014	$12.375	$13.576	2,540
	2015	$13.576	$12.949	1,521
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.369	$10.910	19,985
	2007	$10.910	$12.338	10,303
	2008	$12.338	$8.614	15,530
	2009	$8.614	$10.891	13,118
	2010	$10.891	$12.189	8,427
	2011	$12.189	$11.633	8,191
	2012	$11.633	$12.821	10,063
	2013	$12.821	$14.521	7,851
	2014	$14.521	$15.049	6,124
	2015	$15.049	$14.770	5,606
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$12.993	$14.218	32,667
	2007	$14.218	$16.377	80,603
	2008	$16.377	$9.216	102,855
	2009	$9.216	$12.260	81,493
	2010	$12.260	$14.077	53,895
	2011	$14.077	$13.440	45,208
	2012	$13.440	$15.327	37,230
	2013	$15.327	$19.710	24,831
	2014	$19.710	$21.611	23,735
	2015	$21.611	$21.311	20,812
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$11.192	$13.182	19,478
	2007	$13.182	$13.108	98,411
	2008	$13.108	$7.361	102,049
	2009	$7.361	$9.388	75,431
	2010	$9.388	$10.595	78,583
	2011	$10.595	$10.473	57,292
	2012	$10.473	$12.038	60,518
	2013	$12.038	$15.111	52,689
	2014	$15.111	$16.097	45,304
	2015	$16.097	$15.137	45,292
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$10.016	$10.291	33,135
	2007	$10.291	$10.606	258,815
	2008	$10.606	$10.703	280,115
	2009	$10.703	$10.560	204,879
	2010	$10.560	$10.378	115,332
	2011	$10.378	$10.193	105,038
	2012	$10.193	$10.010	93,580
	2013	$10.010	$9.830	99,838
	2014	$9.830	$9.654	58,641
	2015	$9.654	$9.482	39,320

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$10.120	$10.592	11,849
	2007	$10.592	$13.173	75,363
	2008	$13.173	$6.816	71,379
	2009	$6.816	$8.565	57,607
	2010	$8.565	$10.418	58,821
	2011	$10.418	$10.228	39,731
	2012	$10.228	$11.490	48,616
	2013	$11.490	$15.345	38,482
	2014	$15.345	$16.728	42,969
	2015	$16.728	$17.561	34,065
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.908	$12.366	43,696
	2007	$12.366	$12.772	211,816
	2008	$12.772	$7.881	225,131
	2009	$7.881	$9.775	188,699
	2010	$9.775	$11.013	186,215
	2011	$11.013	$11.008	112,062
	2012	$11.008	$12.499	96,761
	2013	$12.499	$16.191	101,931
	2014	$16.191	$18.012	85,546
	2015	$18.012	$17.879	77,986
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.180	$10.410	31,813
	2007	$10.410	$10.639	90,643
	2008	$10.639	$10.086	138,607
	2009	$10.086	$11.437	109,299
	2010	$11.437	$12.079	73,245
	2011	$12.079	$12.697	52,851
	2012	$12.697	$13.166	43,691
	2013	$13.166	$12.662	32,645
	2014	$12.662	$13.132	22,768
	2015	$13.132	$12.786	14,698
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.698	$14.687	16,491
	2007	$14.687	$16.880	84,356
	2008	$16.880	$9.289	71,734
	2009	$9.289	$11.514	59,741
	2010	$11.514	$12.757	48,418
	2011	$12.757	$10.355	44,346
	2012	$10.355	$12.241	53,374
	2013	$12.241	$15.647	46,559
	2014	$15.647	$14.090	44,726
	2015	$14.090	$14.293	30,202
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.711	1,711
Guggenheim VIF Long Short Equity Fund
	2006	$11.787	$12.893	5,562
	2007	$12.893	$15.539	6,080
	2008	$15.539	$9.043	13,735
	2009	$9.043	$11.304	13,289
	2010	$11.304	$12.345	12,260
	2011	$12.345	$11.328	12,101
	2012	$11.328	$11.616	11,965
	2013	$11.616	$13.399	1,459
	2014	$13.399	$13.525	864
	2015	$13.525	$13.449	326

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$9.394	5,393
	2013	$9.394	$12.897	3,297
	2014	$12.897	$13.699	3,048
	2015	$13.699	$14.091	2,831
Invesco V.I. Capital Appreciation – Series II
	2006	$10.940	$11.395	4,420
	2007	$11.395	$12.501	9,752
	2008	$12.501	$7.043	14,356
	2009	$7.043	$8.349	12,418
	2010	$8.349	$9.446	6,468
	2011	$9.446	$8.523	6,151
	2012	$8.523	$9.773	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.767	3,608
	2007	$10.767	$11.405	16,749
	2008	$11.405	$7.804	23,452
	2009	$7.804	$9.807	16,715
	2010	$9.807	$10.522	14,055
	2011	$10.522	$10.302	12,208
	2012	$10.302	$11.494	11,510
	2013	$11.494	$14.553	8,377
	2014	$14.553	$15.412	8,069
	2015	$15.412	$14.226	8,177
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$11.781	12,345
	2012	$11.781	$11.825	7,815
	2013	$11.825	$11.281	9,571
	2014	$11.281	$11.508	7,672
	2015	$11.508	$11.307	6,961
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.892	$13.544	12,839
	2007	$13.544	$13.635	34,015
	2008	$13.635	$9.076	41,700
	2009	$9.076	$11.062	31,070
	2010	$11.062	$12.187	27,922
	2011	$12.187	$11.698	24,168
	2012	$11.698	$13.135	22,503
	2013	$13.135	$17.254	19,862
	2014	$17.254	$18.632	12,486
	2015	$18.632	$17.690	15,920
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.528	$12.564	10,458
	2007	$12.564	$13.482	12,802
	2008	$13.482	$9.442	35,385
	2009	$9.442	$12.040	23,028
	2010	$12.040	$13.453	21,748
	2011	$13.453	$12.352	22,611
	2012	$12.352	$13.417	17,790
	2013	$13.417	$16.926	16,032
	2014	$16.926	$17.314	14,497
	2015	$17.314	$16.275	13,712

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.075	$12.441	3,261
	2007	$12.441	$14.367	10,156
	2008	$14.367	$7.500	5,141
	2009	$7.500	$11.517	10,158
	2010	$11.517	$14.395	7,082
	2011	$14.395	$12.813	6,034
	2012	$12.813	$14.045	6,076
	2013	$14.045	$18.840	4,784
	2014	$18.840	$19.924	3,162
	2015	$19.924	$19.769	1,652
Invesco V.I. Value Opportunities Fund – Series II
	2006	$11.079	$12.288	8,519
	2007	$12.288	$12.230	26,372
	2008	$12.230	$5.776	28,022
	2009	$5.776	$8.380	17,395
	2010	$8.380	$8.801	15,645
	2011	$8.801	$8.349	12,474
	2012	$8.349	$9.646	7,102
	2013	$9.646	$12.624	6,070
	2014	$12.624	$13.188	4,517
	2015	$13.188	$11.571	3,652
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.289	$10.419	5,556
	2007	$10.419	$10.948	21,802
	2008	$10.948	$10.914	24,600
	2009	$10.914	$10.809	15,906
	2010	$10.809	$11.133	41,188
	2011	$11.133	$11.184	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$6.916	7,352
	2009	$6.916	$12.163	7,507
	2010	$12.163	$14.932	5,973
	2011	$14.932	$9.922	5,705
	2012	$9.922	$11.027	6,067
	2013	$11.027	$12.375	3,622
	2014	$12.375	$10.681	1,555
	2015	$10.681	$9.565	1,088
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$12.159	$13.740	10,246
	2007	$13.740	$14.459	34,280
	2008	$14.459	$10.238	42,657
	2009	$10.238	$13.363	30,080
	2010	$13.363	$15.139	24,624
	2011	$15.139	$14.424	21,913
	2012	$14.424	$15.692	16,678
	2013	$15.692	$19.386	14,698
	2014	$19.386	$20.644	8,246
	2015	$20.644	$19.524	6,864
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.940	$13.093	2,462
	2007	$13.093	$12.071	12,418
	2008	$12.071	$7.596	19,904
	2009	$7.596	$7.188	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$11.187	$12.130	1,999
	2007	$12.130	$13.136	14,877
	2008	$13.136	$10.828	22,471
	2009	$10.828	$13.353	19,202
	2010	$13.353	$14.178	20,105
	2011	$14.178	$14.112	18,228
	2012	$14.112	$15.711	10,712
	2013	$15.711	$18.483	8,198
	2014	$18.483	$19.646	6,363
	2015	$19.646	$19.371	4,798
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.758	$13.632	2,516
	2007	$13.632	$15.829	6,797
	2008	$15.829	$14.875	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.649	$13.554	2,354
	2007	$13.554	$18.185	13,531
	2008	$18.185	$9.944	14,716
	2009	$9.944	$14.259	12,938
	2010	$14.259	$14.910	10,052
	2011	$14.910	$13.625	8,840
	2012	$13.625	$16.572	7,253
	2013	$16.572	$21.300	5,800
	2014	$21.300	$22.688	3,321
	2015	$22.688	$24.939	2,507
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.299	$13.379	901
	2007	$13.379	$13.943	13,792
	2008	$13.943	$8.729	10,922
	2009	$8.729	$10.506	5,256
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$17.572	5,959
MFS VIT II High Yield – Service Class
	2013	$10.000	$15.367	4,159
	2014	$15.367	$15.473	4,685
	2015	$15.473	$14.522	3,448
MFS® High Income Series – Service Class
	2006	$10.631	$11.483	6,286
	2007	$11.483	$11.449	23,290
	2008	$11.449	$8.020	27,280
	2009	$8.020	$11.438	18,164
	2010	$11.438	$12.849	12,581
	2011	$12.849	$13.105	10,973
	2012	$13.105	$14.725	5,772
	2013	$14.725	$14.899	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.673	$11.248	7,739
	2007	$11.248	$12.262	18,306
	2008	$12.262	$7.588	22,364
	2009	$7.588	$10.365	18,949
	2010	$10.365	$11.415	15,205
	2011	$11.415	$11.251	12,320
	2012	$11.251	$12.892	10,941
	2013	$12.892	$16.464	10,784
	2014	$16.464	$17.965	6,946
	2015	$17.965	$18.113	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.314	$12.521	1,693
	2007	$12.521	$13.528	3,450
	2008	$13.528	$8.867	5,345
	2009	$8.867	$11.020	3,217
	2010	$11.020	$11.999	1,719
	2011	$11.999	$11.498	3,714
	2012	$11.498	$13.417	3,388
	2013	$13.417	$17.358	3,108
	2014	$17.358	$18.871	2,607
	2015	$18.871	$18.523	2,415
MFS® New Discovery Series – Service Class
	2006	$10.215	$11.329	2,187
	2007	$11.329	$11.374	10,252
	2008	$11.374	$6.755	10,509
	2009	$6.755	$10.807	13,125
	2010	$10.807	$14.427	9,230
	2011	$14.427	$12.681	8,946
	2012	$12.681	$15.055	7,889
	2013	$15.055	$20.877	4,629
	2014	$20.877	$18.965	3,804
	2015	$18.965	$18.224	5,636
MFS® Total Return Series – Service Class
	2006	$10.820	$11.861	18,099
	2007	$11.861	$12.104	20,247
	2008	$12.104	$9.233	26,900
	2009	$9.233	$10.674	20,112
	2010	$10.674	$11.492	13,332
	2011	$11.492	$11.464	13,081
	2012	$11.464	$12.488	11,293
	2013	$12.488	$14.561	9,152
	2014	$14.561	$15.477	7,803
	2015	$15.477	$15.110	4,680
MFS® Value Series – Service Class
	2006	$11.635	$13.770	2,124
	2007	$13.770	$14.547	8,826
	2008	$14.547	$9.608	4,507
	2009	$9.608	$11.553	3,502
	2010	$11.553	$12.618	2,399
	2011	$12.618	$12.333	2,554
	2012	$12.333	$14.034	2,402
	2013	$14.034	$18.688	2,381
	2014	$18.688	$20.223	1,921
	2015	$20.223	$19.674	923
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.687	$11.787	7,348
	2007	$11.787	$12.272	5,022
	2008	$12.272	$6.120	7,593
	2009	$6.120	$7.949	8,703
	2010	$7.949	$9.927	6,348
	2011	$9.927	$9.830	7,146
	2012	$9.830	$11.213	5,665
	2013	$11.213	$14.934	3,682
	2014	$14.934	$15.475	4,374
	2015	$15.475	$16.161	2,520

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.706	$14.644	10,134
	2007	$14.644	$15.254	111,096
	2008	$15.254	$8.938	64,672
	2009	$8.938	$12.231	44,368
	2010	$12.231	$13.897	41,921
	2011	$13.897	$12.483	32,097
	2012	$12.483	$14.826	36,198
	2013	$14.826	$18.489	32,092
	2014	$18.489	$18.530	30,546
	2015	$18.530	$18.865	26,022
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$12.150	$13.681	11,584
	2007	$13.681	$13.246	44,402
	2008	$13.246	$8.064	43,930
	2009	$8.064	$10.840	31,176
	2010	$10.840	$13.099	26,227
	2011	$13.099	$12.557	21,911
	2012	$12.557	$14.509	23,005
	2013	$14.509	$20.037	19,793
	2014	$20.037	$21.969	18,283
	2015	$21.969	$20.259	15,722
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.676	$10.714	8,948
	2007	$10.714	$10.902	33,647
	2008	$10.902	$10.451	27,562
	2009	$10.451	$11.867	25,316
	2010	$11.867	$12.644	20,331
	2011	$12.644	$13.257	16,521
	2012	$13.257	$14.430	14,395
	2013	$14.430	$14.241	12,784
	2014	$14.241	$15.546	5,997
	2015	$15.546	$15.310	4,556
PIMCO Money Market Portfolio – Administrative Shares
	2006	$10.009	$10.283	27,607
	2007	$10.283	$10.590	32,822
	2008	$10.590	$10.634	91,586
	2009	$10.634	$10.454	70,508
	2010	$10.454	$10.271	58,599
	2011	$10.271	$10.092	65,420
	2012	$10.092	$9.916	35,580
	2013	$9.916	$9.744	41,518
	2014	$9.744	$9.569	31,288
	2015	$9.569	$9.399	31,282
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.579	$10.462	16,994
	2007	$10.462	$11.371	42,156
	2008	$11.371	$10.380	41,393
	2009	$10.380	$12.068	32,397
	2010	$12.068	$12.812	32,722
	2011	$12.812	$14.051	20,871
	2012	$14.051	$15.005	16,504
	2013	$15.005	$13.377	14,113
	2014	$13.377	$13.542	9,334
	2015	$13.542	$12.938	6,186

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.302	$10.507	28,759
	2007	$10.507	$11.221	79,939
	2008	$11.221	$11.550	109,474
	2009	$11.550	$12.939	93,450
	2010	$12.939	$13.737	84,488
	2011	$13.737	$13.977	122,070
	2012	$13.977	$15.042	111,189
	2013	$15.042	$14.481	49,016
	2014	$14.481	$14.829	28,408
	2015	$14.829	$14.627	25,235
Premier VIT OpCap Balanced Portfolio
	2006	$10.868	$11.826	560
	2007	$11.826	$11.096	7,098
	2008	$11.096	$7.499	9,792
	2009	$7.499	$7.225	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.484	$11.467	6,181
	2007	$11.467	$11.971	12,010
	2008	$11.971	$10.815	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.837	$11.636	16,451
	2007	$11.636	$12.852	54,684
	2008	$12.852	$7.238	68,814
	2009	$7.238	$10.078	50,583
	2010	$10.078	$11.480	35,122
	2011	$11.480	$11.427	29,928
	2012	$11.427	$13.230	30,044
	2013	$13.230	$18.300	22,612
	2014	$18.300	$19.559	16,859
	2015	$19.559	$21.281	12,660
T. Rowe Price Equity Income Portfolio – II
	2006	$11.263	$13.123	28,044
	2007	$13.123	$13.276	72,693
	2008	$13.276	$8.309	93,184
	2009	$8.309	$10.220	63,978
	2010	$10.220	$11.515	56,769
	2011	$11.515	$11.193	48,248
	2012	$11.193	$12.851	37,818
	2013	$12.851	$16.331	24,332
	2014	$16.331	$17.176	14,093
	2015	$17.176	$15.669	10,593
UIF Growth Portfolio, Class II
	2006	$11.726	$11.954	1,579
	2007	$11.954	$14.281	1,834
	2008	$14.281	$7.103	3,770
	2009	$7.103	$11.520	5,504
	2010	$11.520	$13.870	4,539
	2011	$13.870	$13.207	4,772
	2012	$13.207	$14.791	4,328
	2013	$14.791	$21.457	3,807
	2014	$21.457	$22.354	3,003
	2015	$22.354	$24.579	1,744

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.675	$19.841	23,273
	2007	$19.841	$16.117	49,639
	2008	$16.117	$9.803	52,161
	2009	$9.803	$12.369	39,348
	2010	$12.369	$15.734	29,572
	2011	$15.734	$16.326	27,469
	2012	$16.326	$18.536	24,708
	2013	$18.536	$18.521	21,474
	2014	$18.521	$23.540	15,395
	2015	$23.540	$23.561	11,583
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.627	$21.408	5,890
	2007	$21.408	$28.927	22,998
	2008	$28.927	$10.004	15,749
	2009	$10.004	$20.943	10,954
	2010	$20.943	$26.087	7,376
	2011	$26.087	$19.024	5,823
	2012	$19.024	$24.250	5,143
	2013	$24.250	$26.676	4,678
	2014	$26.676	$26.087	2,040
	2015	$26.087	$22.032	1,431
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.475	$22.587	59,022
	2007	$22.587	$32.238	35,164
	2008	$32.238	$17.055	36,260
	2009	$17.055	$26.383	36,520
	2010	$26.383	$33.484	30,164
	2011	$33.484	$27.472	22,360
	2012	$27.472	$27.890	21,376
	2013	$27.890	$30.273	19,427
	2014	$30.273	$24.049	17,441
	2015	$24.049	$15.716	12,344
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.719	$10.370	8,505
	2007	$10.370	$10.595	5,710
	2008	$10.595	$9.042	3,607
	2009	$9.042	$10.110	2,562
	2010	$10.110	$10.422	2,634
	2011	$10.422	$10.003	2,497
	2012	$10.003	$9.953	2,675
	2013	$9.953	$10.268	1,125
	2014	$10.268	$9.975	571
	2015	$9.975	$9.865	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$11.008	$11.929	15,302
	2007	$11.929	$11.675	47,449
	2008	$11.675	$7.924	53,932
	2009	$7.924	$12.049	33,607
	2010	$12.049	$13.571	22,444
	2011	$13.571	$13.497	19,914
	2012	$13.497	$15.649	13,535
	2013	$15.649	$16.298	11,196
	2014	$16.298	$15.763	8,819
	2015	$15.763	$14.539	8,273

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts –

PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

High

Mortality & Expense = 2.6

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class S
	2006	$11.210	$12.977	0
	2007	$12.977	$16.815	0
	2008	$16.815	$8.955	0
	2009	$8.955	$13.130	0
	2010	$13.130	$14.517	0
	2011	$14.517	$14.037	0
	2012	$14.037	$16.100	0
	2013	$16.100	$21.116	0
	2014	$21.116	$23.309	0
	2015	$23.309	$24.021	0
Alger Large Cap Growth Portfolio – Class S
	2006	$10.846	$11.071	0
	2007	$11.071	$12.885	0
	2008	$12.885	$6.733	0
	2009	$6.733	$9.646	0
	2010	$9.646	$10.597	0
	2011	$10.597	$10.233	0
	2012	$10.233	$10.890	0
	2013	$10.890	$14.260	0
	2014	$14.260	$15.340	0
	2015	$15.340	$15.128	0
Alger Mid Cap Growth Portfolio – Class S
	2006	$11.187	$11.962	0
	2007	$11.962	$15.277	0
	2008	$15.277	$6.172	0
	2009	$6.172	$9.087	0
	2010	$9.087	$10.512	0
	2011	$10.512	$9.350	0
	2012	$9.350	$10.524	0
	2013	$10.524	$13.866	0
	2014	$13.866	$14.514	0
	2015	$14.514	$13.855	0
ClearBridge Variable Fundamental All Cap Value Portfolio – Class I
	2007	$10.000	$9.420	0
	2008	$9.420	$5.813	0
	2009	$5.813	$7.316	0
	2010	$7.316	$8.301	0
	2011	$8.301	$7.577	0
	2012	$7.577	$8.476	0
	2013	$8.476	$10.900	0
	2014	$10.900	$11.600	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Portfolio – Class I
	2007	$10.000	$9.658	0
	2008	$9.658	$6.049	0
	2009	$6.049	$7.328	0
	2010	$7.328	$7.805	0
	2011	$7.805	$7.971	0
	2012	$7.971	$9.035	0
	2013	$9.035	$11.637	0
	2014	$11.637	$12.649	0
	2015	$12.649	$11.954	0
Fidelity VIP Asset Manager Portfolio – Service Class 2
	2006	$10.189	$10.622	0
	2007	$10.622	$11.902	0
	2008	$11.902	$8.233	0
	2009	$8.233	$10.314	0
	2010	$10.314	$11.438	0
	2011	$11.438	$10.816	0
	2012	$10.816	$11.811	0
	2013	$11.811	$13.255	0
	2014	$13.255	$13.611	0
	2015	$13.611	$13.236	0
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$12.767	$13.843	0
	2007	$13.843	$15.798	0
	2008	$15.798	$8.809	0
	2009	$8.809	$11.611	0
	2010	$11.611	$13.210	0
	2011	$13.210	$12.496	0
	2012	$12.496	$14.120	0
	2013	$14.120	$17.992	0
	2014	$17.992	$19.546	0
	2015	$19.546	$19.097	0
Fidelity VIP Equity-Income Portfolio – Service Class 2
	2006	$10.997	$12.834	0
	2007	$12.834	$12.644	0
	2008	$12.644	$7.035	0
	2009	$7.035	$8.891	0
	2010	$8.891	$9.942	0
	2011	$9.942	$9.737	0
	2012	$9.737	$11.089	0
	2013	$11.089	$13.793	0
	2014	$13.793	$14.558	0
	2015	$14.558	$13.565	0
Fidelity VIP Government Money Market Portfolio – Service Class 2 formerly, Fidelity VIP Money Market Portfolio – Service Class 2
	2006	$9.842	$10.020	0
	2007	$10.020	$10.231	0
	2008	$10.231	$10.230	0
	2009	$10.230	$10.001	0
	2010	$10.001	$9.738	0
	2011	$9.738	$9.477	0
	2012	$9.477	$9.221	0
	2013	$9.221	$8.973	0
	2014	$8.973	$8.732	0
	2015	$8.732	$8.497	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Growth Portfolio – Service Class 2
	2006	$9.944	$10.313	0
	2007	$10.313	$12.707	0
	2008	$12.707	$6.514	0
	2009	$6.514	$8.111	0
	2010	$8.111	$9.776	0
	2011	$9.776	$9.509	0
	2012	$9.509	$10.584	0
	2013	$10.584	$14.006	0
	2014	$14.006	$15.129	0
	2015	$15.129	$15.737	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.719	$12.040	0
	2007	$12.040	$12.320	0
	2008	$12.320	$7.533	0
	2009	$7.533	$9.257	0
	2010	$9.257	$10.334	0
	2011	$10.334	$10.235	0
	2012	$10.235	$11.515	0
	2013	$11.515	$14.779	0
	2014	$14.779	$16.291	0
	2015	$16.291	$16.023	0
Fidelity VIP Investment Grade Bond Portfolio – Service Class 2
	2006	$10.002	$10.136	0
	2007	$10.136	$10.263	0
	2008	$10.263	$9.641	0
	2009	$9.641	$10.831	0
	2010	$10.831	$11.334	0
	2011	$11.334	$11.805	0
	2012	$11.805	$12.129	0
	2013	$12.129	$11.558	0
	2014	$11.558	$11.878	0
	2015	$11.878	$11.459	0
Fidelity VIP Overseas Portfolio – Service Class 2
	2006	$12.477	$14.299	0
	2007	$14.299	$16.284	0
	2008	$16.284	$8.878	0
	2009	$8.878	$10.904	0
	2010	$10.904	$11.971	0
	2011	$11.971	$9.628	0
	2012	$9.628	$11.277	0
	2013	$11.277	$14.282	0
	2014	$14.282	$12.744	0
	2015	$12.744	$12.808	0
Goldman Sachs VIT Mid Cap Value Fund – Institutional
	2015	$10.000	$8.658	0
Guggenheim VIF Long Short Equity Fund
	2006	$11.582	$12.553	0
	2007	$12.553	$14.990	0
	2008	$14.990	$8.643	0
	2009	$8.643	$10.705	0
	2010	$10.705	$11.584	0
	2011	$11.584	$10.532	0
	2012	$10.532	$10.701	0
	2013	$10.701	$12.230	0
	2014	$12.230	$12.233	0
	2015	$12.233	$12.052	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2012	$10.000	$8.654	0
	2013	$8.654	$11.772	0
	2014	$11.772	$12.390	0
	2015	$12.390	$12.628	0
Invesco V.I. Capital Appreciation – Series II
	2006	$10.750	$11.094	0
	2007	$11.094	$12.059	0
	2008	$12.059	$6.732	0
	2009	$6.732	$7.907	0
	2010	$7.907	$8.864	0
	2011	$8.864	$7.925	0
	2012	$7.925	$9.059	0
Invesco V.I. Core Equity Fund – Series II
	2006	$10.000	$10.700	0
	2007	$10.700	$11.230	0
	2008	$11.230	$7.613	0
	2009	$7.613	$9.481	0
	2010	$9.481	$10.078	0
	2011	$10.078	$9.778	0
	2012	$9.778	$10.808	0
	2013	$10.808	$13.560	0
	2014	$13.560	$14.229	0
	2015	$14.229	$13.013	0
Invesco V.I. Government Securities Fund – Series II
	2011	$10.000	$10.954	0
	2012	$10.954	$10.894	0
	2013	$10.894	$10.297	0
	2014	$10.297	$10.408	0
	2015	$10.408	$10.133	0
Invesco V.I. Growth and Income Fund – Series II
	2006	$11.685	$13.187	0
	2007	$13.187	$13.153	0
	2008	$13.153	$8.675	0
	2009	$8.675	$10.476	0
	2010	$10.476	$11.436	0
	2011	$11.436	$10.876	0
	2012	$10.876	$12.100	0
	2013	$12.100	$15.749	0
	2014	$15.749	$16.851	0
	2015	$16.851	$15.853	0
Invesco V.I. Mid Cap Core Equity Fund – Series II
	2006	$11.327	$12.233	0
	2007	$12.233	$13.005	0
	2008	$13.005	$9.025	0
	2009	$9.025	$11.403	0
	2010	$11.403	$12.624	0
	2011	$12.624	$11.484	0
	2012	$11.484	$12.360	0
	2013	$12.360	$15.450	0
	2014	$15.450	$15.660	0
	2015	$15.660	$14.584	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.864	$12.113	0
	2007	$12.113	$13.859	0
	2008	$13.859	$7.169	0
	2009	$7.169	$10.907	0
	2010	$10.907	$13.507	0
	2011	$13.507	$11.913	0
	2012	$11.913	$12.938	0
	2013	$12.938	$17.197	0
	2014	$17.197	$18.020	0
	2015	$18.020	$17.716	0
Invesco V.I. Value Opportunities Fund – Series II
	2006	$10.886	$11.964	0
	2007	$11.964	$11.798	0
	2008	$11.798	$5.521	0
	2009	$5.521	$7.936	0
	2010	$7.936	$8.258	0
	2011	$8.258	$7.763	0
	2012	$7.763	$8.886	0
	2013	$8.886	$11.523	0
	2014	$11.523	$11.928	0
	2015	$11.928	$10.369	0
Invesco Van Kampen V.I. Government Fund – Series II
	2006	$10.110	$10.144	0
	2007	$10.144	$10.561	0
	2008	$10.561	$10.431	0
	2009	$10.431	$10.237	0
	2010	$10.237	$10.447	0
	2011	$10.447	$10.464	0
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$6.611	0
	2009	$6.611	$11.518	0
	2010	$11.518	$14.012	0
	2011	$14.012	$9.225	0
	2012	$9.225	$10.158	0
	2013	$10.158	$11.295	0
	2014	$11.295	$9.660	0
	2015	$9.660	$8.572	0
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
	2006	$11.948	$13.378	0
	2007	$13.378	$13.948	0
	2008	$13.948	$9.785	0
	2009	$9.785	$12.655	0
	2010	$12.655	$14.206	0
	2011	$14.206	$13.411	0
	2012	$13.411	$14.456	0
	2013	$14.456	$17.696	0
	2014	$17.696	$18.671	0
	2015	$18.671	$17.497	0
Janus Aspen Perkins Small Company Value Portfolio – Service Shares
	2006	$10.873	$12.894	0
	2007	$12.894	$11.777	0
	2008	$11.777	$7.343	0
	2009	$7.343	$6.927	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Service Shares
	2006	$10.992	$11.810	0
	2007	$11.810	$12.672	0
	2008	$12.672	$10.349	0
	2009	$10.349	$12.646	0
	2010	$12.646	$13.304	0
	2011	$13.304	$13.121	0
	2012	$13.121	$14.473	0
	2013	$14.473	$16.872	0
	2014	$16.872	$17.768	0
	2015	$17.768	$17.360	0
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$11.553	$13.273	0
	2007	$13.273	$15.270	0
	2008	$15.270	$14.306	0
Janus Aspen Series Forty Portfolio – Service Shares
	2006	$12.429	$13.197	0
	2007	$13.197	$17.542	0
	2008	$17.542	$9.505	0
	2009	$9.505	$13.504	0
	2010	$13.504	$13.991	0
	2011	$13.991	$12.669	0
	2012	$12.669	$15.267	0
	2013	$15.267	$19.443	0
	2014	$19.443	$20.520	0
	2015	$20.520	$22.349	0
Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares
	2006	$12.085	$13.026	0
	2007	$13.026	$13.450	0
	2008	$13.450	$8.343	0
	2009	$8.343	$9.949	0
	2010	$9.949	$10.633	0
MFS Investors Growth Stock Portfolio – Service Class
	2015	$10.000	$15.747	0
MFS VIT II High Yield – Service Class
	2013	$10.000	$14.027	0
	2014	$14.027	$13.994	0
	2015	$13.994	$13.014	0
MFS® High Income Series – Service Class
	2006	$10.446	$11.180	0
	2007	$11.180	$11.044	0
	2008	$11.044	$7.666	0
	2009	$7.666	$10.832	0
	2010	$10.832	$12.057	0
	2011	$12.057	$12.185	0
	2012	$12.185	$13.566	0
	2013	$13.566	$13.647	0
MFS® Investors Growth Stock Series – Service Class
	2006	$10.488	$10.951	0
	2007	$11.964	$11.798	0
	2008	$11.798	$7.252	0
	2009	$7.252	$9.815	0
	2010	$9.815	$10.711	0
	2011	$10.711	$10.461	0
	2012	$10.461	$11.876	0
	2013	$11.876	$15.029	0
	2014	$15.029	$16.248	0
	2015	$16.248	$16.346	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Investors Trust Series – Service Class
	2006	$11.117	$12.191	0
	2007	$10.951	$11.828	0
	2008	$11.828	$8.475	0
	2009	$8.475	$10.436	0
	2010	$10.436	$11.259	0
	2011	$11.259	$10.691	0
	2012	$10.691	$12.361	0
	2013	$12.361	$15.844	0
	2014	$15.844	$17.068	0
	2015	$17.068	$16.599	0
MFS® New Discovery Series – Service Class
	2006	$10.037	$11.030	0
	2007	$11.030	$10.972	0
	2008	$10.972	$6.456	0
	2009	$6.456	$10.234	0
	2010	$10.234	$13.538	0
	2011	$13.538	$11.790	0
	2012	$11.790	$13.869	0
	2013	$13.869	$19.057	0
	2014	$19.057	$17.152	0
	2015	$17.152	$16.331	0
MFS® Total Return Series – Service Class
	2006	$10.631	$11.548	0
	2007	$11.548	$11.676	0
	2008	$11.676	$8.825	0
	2009	$8.825	$10.109	0
	2010	$10.109	$10.783	0
	2011	$10.783	$10.659	0
	2012	$10.659	$11.505	0
	2013	$11.505	$13.292	0
	2014	$13.292	$13.998	0
	2015	$13.998	$13.541	0
MFS® Value Series – Service Class
	2006	$11.433	$13.407	0
	2007	$13.407	$14.033	0
	2008	$14.033	$9.183	0
	2009	$9.183	$10.941	0
	2010	$10.941	$11.840	0
	2011	$11.840	$11.467	0
	2012	$11.467	$12.929	0
	2013	$12.929	$17.058	0
	2014	$17.058	$18.291	0
	2015	$18.291	$17.631	0
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$11.615	$11.607	0
	2007	$11.607	$11.974	0
	2008	$11.974	$5.917	0
	2009	$5.917	$7.614	0
	2010	$7.614	$9.421	0
	2011	$9.421	$9.244	0
	2012	$9.244	$10.448	0
	2013	$10.448	$13.787	0
	2014	$13.787	$14.156	0
	2015	$14.156	$14.648	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Global Fund/VA – Service Shares
	2006	$12.485	$14.258	0
	2007	$14.258	$14.715	0
	2008	$14.715	$8.542	0
	2009	$8.542	$11.583	0
	2010	$11.583	$13.040	0
	2011	$13.040	$11.607	0
	2012	$11.607	$13.659	0
	2013	$13.659	$16.877	0
	2014	$16.877	$16.759	0
	2015	$16.759	$16.905	0
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$11.939	$13.320	0
	2007	$13.320	$12.778	0
	2008	$12.778	$7.708	0
	2009	$7.708	$10.265	0
	2010	$10.265	$12.291	0
	2011	$12.291	$11.675	0
	2012	$11.675	$13.367	0
	2013	$13.367	$18.289	0
	2014	$18.289	$19.870	0
	2015	$19.870	$18.155	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$10.490	$10.431	0
	2007	$10.431	$10.517	0
	2008	$10.517	$9.989	0
	2009	$9.989	$11.239	0
	2010	$11.239	$11.865	0
	2011	$11.865	$12.326	0
	2012	$12.326	$13.294	0
	2013	$13.294	$13.000	0
	2014	$13.000	$14.060	0
	2015	$14.060	$13.720	0
PIMCO Money Market Portfolio – Administrative Shares
	2006	$9.835	$10.012	0
	2007	$10.012	$10.215	0
	2008	$10.215	$10.164	0
	2009	$10.164	$9.900	0
	2010	$9.900	$9.638	0
	2011	$9.638	$9.384	0
	2012	$9.384	$9.135	0
	2013	$9.135	$8.894	0
	2014	$8.894	$8.655	0
	2015	$8.655	$8.423	0
PIMCO Real Return Portfolio – Administrative Shares
	2006	$10.395	$10.186	0
	2007	$10.186	$10.969	0
	2008	$10.969	$9.921	0
	2009	$9.921	$11.429	0
	2010	$11.429	$12.022	0
	2011	$12.022	$13.064	0
	2012	$13.064	$13.824	0
	2013	$13.824	$12.210	0
	2014	$12.210	$12.248	0
	2015	$12.248	$11.595	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
PIMCO Total Return Portfolio – Administrative Shares
	2006	$10.122	$10.230	0
	2007	$10.230	$10.824	0
	2008	$10.824	$11.040	0
	2009	$11.040	$12.254	0
	2010	$12.254	$12.890	0
	2011	$12.890	$12.996	0
	2012	$12.996	$13.857	0
	2013	$13.857	$13.219	0
	2014	$13.219	$13.412	0
	2015	$13.412	$13.108	0
Premier VIT OpCap Balanced Portfolio
	2006	$10.703	$11.539	0
	2007	$11.539	$10.728	0
	2008	$10.728	$7.183	0
	2009	$7.183	$6.901	0
Premier VIT OpCap Renaissance Portfolio
	2006	$10.302	$11.164	0
	2007	$11.164	$11.548	0
	2008	$11.548	$10.428	0
T. Rowe Price Blue Chip Growth Portfolio – II
	2006	$10.649	$11.329	0
	2007	$11.329	$12.398	0
	2008	$12.398	$6.918	0
	2009	$6.918	$9.544	0
	2010	$9.544	$10.772	0
	2011	$10.772	$10.625	0
	2012	$10.625	$12.188	0
	2013	$12.188	$16.704	0
	2014	$16.704	$17.690	0
	2015	$17.690	$19.071	0
T. Rowe Price Equity Income Portfolio – II
	2006	$11.067	$12.777	0
	2007	$12.777	$12.807	0
	2008	$12.807	$7.942	0
	2009	$7.942	$9.678	0
	2010	$9.678	$10.805	0
	2011	$10.805	$10.407	0
	2012	$10.407	$11.839	0
	2013	$11.839	$14.907	0
	2014	$14.907	$15.535	0
	2015	$15.535	$14.041	0
UIF Growth Portfolio, Class II
	2006	$11.522	$11.639	0
	2007	$11.639	$13.776	0
	2008	$13.776	$6.789	0
	2009	$6.789	$10.909	0
	2010	$10.909	$13.015	0
	2011	$13.015	$12.280	0
	2012	$12.280	$13.626	0
	2013	$13.626	$19.586	0
	2014	$19.586	$20.218	0
	2015	$20.218	$22.026	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.420	$19.318	0
	2007	$19.318	$15.547	0
	2008	$15.547	$9.370	0
	2009	$9.370	$11.714	0
	2010	$11.714	$14.764	0
	2011	$14.764	$15.179	0
	2012	$15.179	$17.076	0
	2013	$17.076	$16.906	0
	2014	$16.906	$21.290	0
	2015	$21.290	$21.114	0
Van Eck VIP Emerging Markets Fund – Initial Class
	2006	$15.355	$20.843	0
	2007	$20.843	$27.905	0
	2008	$27.905	$9.562	0
	2009	$9.562	$19.834	0
	2010	$19.834	$24.479	0
	2011	$24.479	$17.688	0
	2012	$17.688	$22.340	0
	2013	$22.340	$24.349	0
	2014	$24.349	$23.594	0
	2015	$23.594	$19.744	0
Van Eck VIP Global Hard Assets Fund – Initial Class
	2006	$18.154	$21.992	0
	2007	$21.992	$31.099	0
	2008	$31.099	$16.301	0
	2009	$16.301	$24.986	0
	2010	$24.986	$31.420	0
	2011	$31.420	$25.543	0
	2012	$25.543	$25.693	0
	2013	$25.693	$27.633	0
	2014	$27.633	$21.750	0
	2015	$21.750	$14.083	0
Van Eck VIP Multi-Manager Alternative – Initial Class
	2006	$9.549	$10.097	0
	2007	$10.097	$10.221	0
	2008	$10.221	$8.642	0
	2009	$8.642	$9.575	0
	2010	$9.575	$9.780	0
	2011	$9.780	$9.300	0
	2012	$9.300	$9.169	0
	2013	$9.169	$9.372	0
	2014	$9.372	$9.022	0
	2015	$9.022	$8.887	0
Western Asset Variable Global High Yield Bond Portfolio – Class II
	2006	$10.817	$11.614	0
	2007	$11.614	$11.262	0
	2008	$11.262	$7.573	0
	2009	$7.573	$11.411	0
	2010	$11.411	$12.735	0
	2011	$12.735	$12.549	0
	2012	$12.549	$14.417	0
	2013	$14.417	$14.877	0
	2014	$14.877	$14.257	0
	2015	$14.257	$13.029	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.60% and an administrative expense charge of 0.10%.

535-4

STATEMENT OF ADDITIONAL INFORMATION

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(Classic, Elite, Plus, Select)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit Life Company
Variable Annuity Separate Account
PO Box 758565
Topeka, KS 66675-8565

1 (800) 457-7617

Statement of Additional Information And Related Prospectus

Dated April 29, 2016

This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

The Contract is no longer offered for new sales.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments……. 2

Financial Statements......................................……………..5
Accumulation Unit Values................................................ A1

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

• Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

• Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

• Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

PURCHASE OF CONTRACTS

The principal underwriter for the Variable Account, Allstate Distributors,LLC ("ADLLC"), distributes the Contracts. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. The offering of the Contracts is continuous. Lincoln Benefit does not pay ADLLC a commission for distribution of the contracts.

2

TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1)  the net asset value per share of the underlying Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)  the per share amount of any dividend or capital gain distributions made by the underlying Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the underlying Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

3

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

. multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

. dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

4

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security to prevent or following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

EXPERTS

The financial statements and related financial statement schedule for the year ended December 31, 2013 and for the period from January 1, 2014 through March 31, 2014 of Lincoln Benefit Life Company included elsewhere in the Registration Statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedule are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements as of December 31, 2015 and 2014 and for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 of Lincoln Benefit Life Company and the financial statements as of December 31, 2015 and for each of the two years in the period ended December 31, 2015 of the Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

• Financial statements of Lincoln Benefit Life Company as of December 31, 2015 and 2014, and for the year ended December 31, 2015, for the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and for year ended December 31, 2013, the related financial statement schedules of Lincoln Benefit Life Company, and

• The financial statements of the Lincoln Benefit Life Variable Annuity Account as of December 31, 2015 and for each of the two years then ended.

The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

5

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV (& with/without SPB and with/without ABR)

Mortality & Expense = 1.45

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.464	$13.427	17,263
	2007	$13.427	$17.606	21,473
	2008	$17.606	$9.487	131,667
	2009	$9.487	$14.074	104,489
	2010	$14.074	$15.744	103,711
	2011	$15.744	$15.404	88,456
	2012	$15.404	$17.877	81,631
	2013	$17.877	$23.724	54,094
	2014	$23.724	$26.496	47,231
	2015	$26.496	$27.628	36,444

Alger Large Cap Growth Portfolio - Class S
	2006	$11.091	$11.455	36,282
	2007	$11.455	$13.491	31,855
	2008	$13.491	$7.133	252,657
	2009	$7.133	$10.340	217,489
	2010	$10.340	$11.494	189,088
	2011	$11.494	$11.230	139,411
	2012	$11.230	$12.092	96,100
	2013	$12.092	$16.021	67,839
	2014	$16.021	$17.438	54,369
	2015	$17.438	$17.400	41,192

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.441	$12.377	74,033
	2007	$12.377	$15.995	70,308
	2008	$15.995	$6.539	448,194
	2009	$6.539	$9.741	382,540
	2010	$9.741	$11.401	312,036
	2011	$11.401	$10.261	265,823
	2012	$10.261	$11.686	212,330
	2013	$11.686	$15.578	166,426
	2014	$15.578	$16.500	131,872
	2015	$16.500	$15.937	104,319

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.496	9,284
	2008	$9.496	$5.929	78,084
	2009	$5.929	$7.551	64,493
	2010	$7.551	$8.668	54,410
	2011	$8.668	$8.005	41,829
	2012	$8.005	$9.061	35,482
	2013	$9.061	$11.790	29,999
	2014	$11.790	$12.685	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.735	32,167
	2008	$9.735	$6.170	84,142
	2009	$6.170	$7.563	69,529
	2010	$7.563	$8.150	65,270
	2011	$8.150	$8.421	57,030
	2012	$8.421	$9.659	42,202
	2013	$9.659	$12.587	36,017
	2014	$12.587	$13.843	44,069
	2015	$13.843	$13.238	28,986

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.420	$10.991	39,468
	2007	$10.991	$12.461	34,660
	2008	$12.461	$8.722	200,576
	2009	$8.722	$11.056	174,938
	2010	$11.056	$12.405	162,655
	2011	$12.405	$11.869	131,291
	2012	$11.869	$13.114	97,344
	2013	$13.114	$14.892	74,318
	2014	$14.892	$15.473	46,037
	2015	$15.473	$15.224	40,466

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$13.056	$14.324	217,731
	2007	$14.324	$16.540	195,689
	2008	$16.540	$9.332	1,036,462
	2009	$9.332	$12.446	860,886
	2010	$12.446	$14.327	791,650
	2011	$14.327	$13.713	685,524
	2012	$13.713	$15.679	547,018
	2013	$15.679	$20.213	419,146
	2014	$20.213	$22.219	326,693
	2015	$22.219	$21.966	244,603

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.246	$13.279	134,574
	2007	$13.279	$13.239	128,535
	2008	$13.239	$7.453	958,622
	2009	$7.453	$9.531	838,502
	2010	$9.531	$10.783	770,594
	2011	$10.783	$10.685	663,554
	2012	$10.685	$12.314	562,960
	2013	$12.314	$15.496	416,246
	2014	$15.496	$16.550	326,978
	2015	$16.550	$15.603	264,517

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.065	$10.367	271,059
	2007	$10.367	$10.712	298,838
	2008	$10.712	$10.838	2,312,870
	2009	$10.838	$10.720	1,916,252
	2010	$10.720	$10.562	1,575,490
	2011	$10.562	$10.400	1,456,478
	2012	$10.400	$10.239	1,250,130
	2013	$10.239	$10.081	1,052,425
	2014	$10.081	$9.926	785,582
	2015	$9.926	$9.773	617,151

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.170	$10.671	102,602
	2007	$10.671	$13.305	95,094
	2008	$13.305	$6.902	239,711
	2009	$6.902	$8.695	226,398
	2010	$8.695	$10.603	196,977
	2011	$10.603	$10.435	163,363
	2012	$10.435	$11.753	121,700
	2013	$11.753	$15.736	95,517
	2014	$15.736	$17.199	82,906
	2015	$17.199	$18.101	66,778

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.961	$12.458	286,952
	2007	$12.458	$12.899	269,615
	2008	$12.899	$7.980	1,372,538
	2009	$7.980	$9.923	1,179,069
	2010	$9.923	$11.208	1,056,165
	2011	$11.208	$11.232	897,385
	2012	$11.232	$12.785	718,378
	2013	$12.785	$16.604	526,001
	2014	$16.604	$18.519	391,701
	2015	$18.519	$18.429	324,647

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.229	$10.487	204,879
	2007	$10.487	$10.746	213,778
	2008	$10.746	$10.213	1,404,977
	2009	$10.213	$11.610	1,239,977
	2010	$11.610	$12.293	1,143,680
	2011	$12.293	$12.954	962,082
	2012	$12.954	$13.468	788,124
	2013	$13.468	$12.985	587,576
	2014	$12.985	$13.502	410,110
	2015	$13.502	$13.179	333,031

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.760	$14.796	179,382
	2007	$14.796	$17.049	168,123
	2008	$17.049	$9.406	916,161
	2009	$9.406	$11.688	807,903
	2010	$11.688	$12.983	685,772
	2011	$12.983	$10.566	691,059
	2012	$10.566	$12.521	571,559
	2013	$12.521	$16.046	450,554
	2014	$16.046	$14.487	370,578
	2015	$14.487	$14.732	283,468

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.726	103,904

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.844	$12.989	24,145
	2007	$12.989	$15.694	22,364
	2008	$15.694	$9.157	117,641
	2009	$9.157	$11.475	103,531
	2010	$11.475	$12.564	89,854
	2011	$12.564	$11.558	85,709
	2012	$11.558	$11.882	72,991
	2013	$11.882	$13.741	58,754
	2014	$13.741	$13.906	30,656
	2015	$13.906	$13.863	24,479

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.610	70,498
	2013	$9.610	$13.226	48,636
	2014	$13.226	$14.084	36,426
	2015	$14.084	$14.525	19,992

Invesco V.I. Capital Appreciation - Series II
	2006	$10.994	$11.479	29,820
	2007	$11.479	$12.626	28,586
	2008	$12.626	$7.132	125,423
	2009	$7.132	$8.476	104,680
	2010	$8.476	$9.613	90,374
	2011	$9.613	$8.697	82,747
	2012	$8.697	$9.980	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.785	56,589
	2007	$10.785	$11.454	57,114
	2008	$11.454	$7.857	288,185
	2009	$7.857	$9.900	241,788
	2010	$9.900	$10.648	206,986
	2011	$10.648	$10.452	176,338
	2012	$10.452	$11.691	158,457
	2013	$11.691	$14.840	130,436
	2014	$14.840	$15.756	88,838
	2015	$15.756	$14.581	76,543

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$12.020	316,576
	2012	$12.020	$12.096	290,657
	2013	$12.096	$11.569	202,678
	2014	$11.569	$11.831	183,808
	2015	$11.831	$11.655	157,885

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.950	$13.645	158,421
	2007	$13.645	$13.771	145,672
	2008	$13.771	$9.191	900,825
	2009	$9.191	$11.230	788,311
	2010	$11.230	$12.403	688,083
	2011	$12.403	$11.935	595,214
	2012	$11.935	$13.436	476,292
	2013	$13.436	$17.694	331,949
	2014	$17.694	$19.156	246,664
	2015	$19.156	$18.234	194,119

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.584	$12.657	103,658
	2007	$12.657	$13.617	98,214
	2008	$13.617	$9.561	420,218
	2009	$9.561	$12.223	365,382
	2010	$12.223	$13.691	354,072
	2011	$13.691	$12.603	317,651
	2012	$12.603	$13.724	237,613
	2013	$13.724	$17.358	169,959
	2014	$17.358	$17.801	134,490
	2015	$17.801	$16.775	98,531

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.133	$12.534	19,018
	2007	$12.534	$14.510	12,598
	2008	$14.510	$7.594	49,182
	2009	$7.594	$11.692	81,540
	2010	$11.692	$14.650	83,826
	2011	$14.650	$13.073	74,716
	2012	$13.073	$14.367	43,857
	2013	$14.367	$19.321	29,770
	2014	$19.321	$20.485	25,435
	2015	$20.485	$20.377	14,736

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.133	$12.379	117,460
	2007	$12.379	$12.352	105,209
	2008	$12.352	$5.849	426,442
	2009	$5.849	$8.507	343,201
	2010	$8.507	$8.957	319,363
	2011	$8.957	$8.519	281,990
	2012	$8.519	$9.867	201,378
	2013	$9.867	$12.946	126,948
	2014	$12.946	$13.560	84,104
	2015	$13.560	$11.927	57,888

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.339	$10.496	66,783
	2007	$10.496	$11.057	69,971
	2008	$11.057	$11.051	541,227
	2009	$11.051	$10.973	477,547
	2010	$10.973	$11.331	471,942
	2011	$11.331	$11.392	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$7.003	153,801
	2009	$7.003	$12.347	149,089
	2010	$12.347	$15.197	152,251
	2011	$15.197	$10.123	158,712
	2012	$10.123	$11.279	100,717
	2013	$11.279	$12.691	73,848
	2014	$12.691	$10.982	55,277
	2015	$10.982	$9.860	38,605

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.219	$13.842	151,773
	2007	$13.842	$14.604	139,028
	2008	$14.604	$10.366	628,536
	2009	$10.366	$13.565	498,879
	2010	$13.565	$15.407	458,370
	2011	$15.407	$14.716	389,734
	2012	$14.716	$16.051	290,229
	2013	$16.051	$19.881	234,824
	2014	$19.881	$21.225	182,034
	2015	$21.225	$20.125	117,497

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.959	$13.149	38,816
	2007	$13.149	$12.153	37,931
	2008	$12.153	$7.667	200,043
	2009	$7.667	$7.261	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.241	$12.220	82,978
	2007	$12.220	$13.267	81,462
	2008	$13.267	$10.964	387,556
	2009	$10.964	$13.555	378,329
	2010	$13.555	$14.429	330,052
	2011	$14.429	$14.398	275,246
	2012	$14.398	$16.070	226,957
	2013	$16.070	$18.954	172,344
	2014	$18.954	$20.198	136,802
	2015	$20.198	$19.967	113,049

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.815	$13.733	33,392
	2007	$13.733	$15.987	35,406
	2008	$15.987	$15.037	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.710	$13.654	20,404
	2007	$13.654	$18.366	22,959
	2008	$18.366	$10.069	230,987
	2009	$10.069	$14.475	199,558
	2010	$14.475	$15.174	172,341
	2011	$15.174	$13.902	146,080
	2012	$13.902	$16.952	118,380
	2013	$16.952	$21.844	70,817
	2014	$21.844	$23.326	50,625
	2015	$23.326	$25.706	36,778

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.359	$13.478	29,030
	2007	$13.478	$14.082	24,547
	2008	$14.082	$8.839	156,723
	2009	$8.839	$10.665	133,212
	2010	$10.665	$11.441	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.523	$12.213	9,103

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.849	$12.578	34,420

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$18.112	109,954

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.759	158,197
	2014	$15.759	$15.908	118,084
	2015	$15.908	$14.969	82,244

MFS® High Income Series - Service Class
	2006	$10.682	$11.568	60,294
	2007	$11.568	$11.563	55,534
	2008	$11.563	$8.121	391,449
	2009	$8.121	$11.611	306,693
	2010	$11.611	$13.077	294,022
	2011	$13.077	$13.371	273,293
	2012	$13.371	$15.063	228,130
	2013	$15.063	$15.265	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.725	$11.331	94,816
	2007	$11.331	$12.384	86,947
	2008	$12.384	$7.683	536,714
	2009	$7.683	$10.521	428,012
	2010	$10.521	$11.617	388,447
	2011	$11.617	$11.480	336,778
	2012	$11.480	$13.187	273,676
	2013	$13.187	$16.884	204,575
	2014	$16.884	$18.470	148,779
	2015	$18.470	$18.633	0

MFS® Investors Trust Series - Service Class
	2006	$11.369	$12.614	29,277
	2007	$12.614	$13.663	25,201
	2008	$13.663	$8.978	89,673
	2009	$8.978	$11.187	85,026
	2010	$11.187	$12.212	69,448
	2011	$12.212	$11.732	62,992
	2012	$11.732	$13.725	52,324
	2013	$13.725	$17.801	35,957
	2014	$17.801	$19.402	26,032
	2015	$19.402	$19.092	22,464

MFS® New Discovery Series - Service Class
	2006	$10.265	$11.413	36,122
	2007	$11.413	$11.488	32,094
	2008	$11.488	$6.840	145,739
	2009	$6.840	$10.971	134,171
	2010	$10.971	$14.683	134,012
	2011	$14.683	$12.939	122,440
	2012	$12.939	$15.400	83,911
	2013	$15.400	$21.410	77,443
	2014	$21.410	$19.499	51,836
	2015	$19.499	$18.784	37,627

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.872	$11.948	117,350
	2007	$11.948	$12.225	109,267
	2008	$12.225	$9.349	623,702
	2009	$9.349	$10.836	575,285
	2010	$10.836	$11.695	513,670
	2011	$11.695	$11.697	443,345
	2012	$11.697	$12.774	341,459
	2013	$12.774	$14.933	288,713
	2014	$14.933	$15.912	185,627
	2015	$15.912	$15.575	132,833

MFS® Value Series - Service Class
	2006	$11.692	$13.872	73,445
	2007	$13.872	$14.693	74,283
	2008	$14.693	$9.728	218,888
	2009	$9.728	$11.728	183,765
	2010	$11.728	$12.841	196,581
	2011	$12.841	$12.584	179,027
	2012	$12.584	$14.356	109,358
	2013	$14.356	$19.164	83,721
	2014	$19.164	$20.792	58,443
	2015	$20.792	$20.279	42,888

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.707	$11.837	19,077
	2007	$11.837	$12.356	18,524
	2008	$12.356	$6.178	88,007
	2009	$6.178	$8.044	77,979
	2010	$8.044	$10.071	77,409
	2011	$10.071	$9.998	78,447
	2012	$9.998	$11.434	69,630
	2013	$11.434	$15.267	60,472
	2014	$15.267	$15.861	46,296
	2015	$15.861	$16.606	30,187

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.767	$14.753	77,552
	2007	$14.753	$15.406	64,787
	2008	$15.406	$9.050	394,574
	2009	$9.050	$12.416	321,152
	2010	$12.416	$14.143	280,674
	2011	$14.143	$12.737	253,922
	2012	$12.737	$15.166	203,828
	2013	$15.166	$18.961	154,977
	2014	$18.961	$19.051	112,800
	2015	$19.051	$19.445	80,895

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.209	$13.782	172,919
	2007	$13.782	$13.379	157,590
	2008	$13.379	$8.165	662,016
	2009	$8.165	$11.004	576,312
	2010	$11.004	$13.331	470,789
	2011	$13.331	$12.812	400,433
	2012	$12.812	$14.842	329,397
	2013	$14.842	$20.548	262,728
	2014	$20.548	$22.587	196,508
	2015	$22.587	$20.882	147,834

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.728	$10.793	95,363
	2007	$10.793	$11.011	95,985
	2008	$11.011	$10.582	431,280
	2009	$10.582	$12.047	415,232
	2010	$12.047	$12.868	419,495
	2011	$12.868	$13.526	346,787
	2012	$13.526	$14.760	306,129
	2013	$14.760	$14.605	250,415
	2014	$14.605	$15.983	189,665
	2015	$15.983	$15.781	140,091

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.057	$10.359	124,955
	2007	$10.359	$10.696	115,296
	2008	$10.696	$10.767	859,497
	2009	$10.767	$10.612	907,129
	2010	$10.612	$10.453	852,225
	2011	$10.453	$10.297	840,060
	2012	$10.297	$10.144	627,157
	2013	$10.144	$9.993	504,746
	2014	$9.993	$9.838	339,164
	2015	$9.838	$9.688	293,085

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.630	$10.540	173,089
	2007	$10.540	$11.484	169,281
	2008	$11.484	$10.510	1,164,877
	2009	$10.510	$12.250	983,651
	2010	$12.250	$13.039	897,156
	2011	$13.039	$14.336	786,960
	2012	$14.336	$15.349	687,658
	2013	$15.349	$13.718	465,157
	2014	$13.718	$13.923	343,298
	2015	$13.923	$13.336	251,384

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.352	$10.585	323,894
	2007	$10.585	$11.333	332,617
	2008	$11.333	$11.695	1,498,179
	2009	$11.695	$13.134	1,507,227
	2010	$13.134	$13.980	1,377,334
	2011	$13.980	$14.261	1,279,562
	2012	$14.261	$15.386	1,062,330
	2013	$15.386	$14.851	772,482
	2014	$14.851	$15.246	494,725
	2015	$15.246	$15.077	371,146

Premier VIT OpCap Balanced Portfolio
	2006	$10.914	$11.906	20,207
	2007	$11.906	$11.200	20,359
	2008	$11.200	$7.589	91,560
	2009	$7.589	$7.317	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.535	$11.552	34,352
	2007	$11.552	$12.091	29,525
	2008	$12.091	$10.924	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.890	$11.722	209,970
	2007	$11.722	$12.980	192,525
	2008	$12.980	$7.329	1,076,189
	2009	$7.329	$10.230	850,454
	2010	$10.230	$11.683	736,797
	2011	$11.683	$11.659	644,527
	2012	$11.659	$13.533	548,267
	2013	$13.533	$18.767	405,540
	2014	$18.767	$20.109	305,885
	2015	$20.109	$21.935	210,587

T. Rowe Price Equity Income Portfolio - II
	2006	$11.318	$13.221	259,147
	2007	$13.221	$13.409	246,409
	2008	$13.409	$8.413	1,608,523
	2009	$8.413	$10.374	1,377,891
	2010	$10.374	$11.719	1,195,528
	2011	$11.719	$11.421	1,031,213
	2012	$11.421	$13.146	823,514
	2013	$13.146	$16.748	595,171
	2014	$16.748	$17.659	458,609
	2015	$17.659	$16.150	368,424

UIF Growth Portfolio, Class II
	2006	$11.783	$12.043	23,083
	2007	$12.043	$14.424	15,900
	2008	$14.424	$7.193	110,041
	2009	$7.193	$11.694	91,860
	2010	$11.694	$14.116	75,917
	2011	$14.116	$13.475	61,271
	2012	$13.475	$15.130	43,733
	2013	$15.130	$22.005	33,018
	2014	$22.005	$22.983	21,144
	2015	$22.983	$25.335	14,770

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.747	$19.988	138,012
	2007	$19.988	$16.278	126,834
	2008	$16.278	$9.926	725,507
	2009	$9.926	$12.557	582,988
	2010	$12.557	$16.013	449,938
	2011	$16.013	$16.658	391,905
	2012	$16.658	$18.961	306,501
	2013	$18.961	$18.994	248,646
	2014	$18.994	$24.202	174,211
	2015	$24.202	$24.285	145,647

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.703	$21.566	27,169
	2007	$21.566	$29.216	23,085
	2008	$29.216	$10.130	178,770
	2009	$10.130	$21.260	178,220
	2010	$21.260	$26.549	152,306
	2011	$26.549	$19.411	116,500
	2012	$19.411	$24.805	83,350
	2013	$24.805	$27.356	66,803
	2014	$27.356	$26.820	43,893
	2015	$26.820	$22.710	30,817

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.565	$22.754	22,972
	2007	$22.754	$32.560	22,014
	2008	$32.560	$17.269	189,943
	2009	$17.269	$26.783	172,839
	2010	$26.783	$34.077	146,787
	2011	$34.077	$28.030	117,868
	2012	$28.030	$28.529	92,607
	2013	$28.529	$31.046	66,782
	2014	$31.046	$24.725	46,420
	2015	$24.725	$16.200	33,795

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.766	$10.447	11,513
	2007	$10.447	$10.701	10,361
	2008	$10.701	$9.156	83,819
	2009	$9.156	$10.264	84,209
	2010	$10.264	$10.607	84,068
	2011	$10.607	$10.206	82,536
	2012	$10.206	$10.181	57,367
	2013	$10.181	$10.530	47,261
	2014	$10.530	$10.256	36,536
	2015	$10.256	$10.153	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.062	$12.018	158,362
	2007	$12.018	$11.791	156,254
	2008	$11.791	$8.023	988,849
	2009	$8.023	$12.232	724,610
	2010	$12.232	$13.812	624,088
	2011	$13.812	$13.771	547,554
	2012	$13.771	$16.007	441,801
	2013	$16.007	$16.714	360,164
	2014	$16.714	$16.207	273,843
	2015	$16.207	$14.985	212,545

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.5

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.453	$13.407	3,612
	2007	$13.407	$17.571	3,939
	2008	$17.571	$9.463	1,451
	2009	$9.463	$14.032	2,534
	2010	$14.032	$15.689	2,222
	2011	$15.689	$15.342	3,606
	2012	$15.342	$17.797	2,905
	2013	$17.797	$23.604	164
	2014	$23.604	$26.350	163
	2015	$26.350	$27.462	163

Alger Large Cap Growth Portfolio - Class S
	2006	$11.081	$11.438	3,616
	2007	$11.438	$13.464	3,584
	2008	$13.464	$7.115	3,984
	2009	$7.115	$10.309	2,735
	2010	$10.309	$11.454	1,403
	2011	$11.454	$11.185	1,349
	2012	$11.185	$12.037	711
	2013	$12.037	$15.940	677
	2014	$15.940	$17.342	687
	2015	$17.342	$17.295	697

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.430	$12.359	4,250
	2007	$12.359	$15.963	4,322
	2008	$15.963	$6.523	6,064
	2009	$6.523	$9.712	5,339
	2010	$9.712	$11.361	3,617
	2011	$11.361	$10.219	3,019
	2012	$10.219	$11.633	1,387
	2013	$11.633	$15.500	482
	2014	$15.500	$16.409	387
	2015	$16.409	$15.840	370

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.492	588
	2008	$9.492	$5.924	305
	2009	$5.924	$7.540	282
	2010	$7.540	$8.652	249
	2011	$8.652	$7.986	168
	2012	$7.986	$9.035	166
	2013	$9.035	$11.750	105
	2014	$11.750	$12.636	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.732	6,894
	2008	$9.732	$6.165	6,523
	2009	$6.165	$7.552	6,520
	2010	$7.552	$8.135	2,348
	2011	$8.135	$8.401	1,166
	2012	$8.401	$9.631	3,331
	2013	$9.631	$12.545	662
	2014	$12.545	$13.789	771
	2015	$13.789	$13.180	784

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.410	$10.975	6,107
	2007	$10.975	$12.437	5,806
	2008	$12.437	$8.700	5,199
	2009	$8.700	$11.023	5,244
	2010	$11.023	$12.361	5,296
	2011	$12.361	$11.821	3,146
	2012	$11.821	$13.055	370
	2013	$13.055	$14.817	143
	2014	$14.817	$15.387	202
	2015	$15.387	$15.132	193

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$13.043	$14.302	12,496
	2007	$14.302	$16.507	9,971
	2008	$16.507	$9.309	4,954
	2009	$9.309	$12.408	3,200
	2010	$12.408	$14.277	4,640
	2011	$14.277	$13.658	6,324
	2012	$13.658	$15.608	4,824
	2013	$15.608	$20.112	741
	2014	$20.112	$22.097	543
	2015	$22.097	$21.833	383

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.236	$13.260	6,752
	2007	$13.260	$13.212	9,921
	2008	$13.212	$7.435	4,321
	2009	$7.435	$9.502	3,038
	2010	$9.502	$10.745	2,994
	2011	$10.745	$10.643	2,702
	2012	$10.643	$12.258	4,543
	2013	$12.258	$15.418	1,858
	2014	$15.418	$16.458	1,642
	2015	$16.458	$15.508	1,418

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.055	$10.352	14,574
	2007	$10.352	$10.690	24,720
	2008	$10.690	$10.811	43,726
	2009	$10.811	$10.688	14,104
	2010	$10.688	$10.525	13,961
	2011	$10.525	$10.358	18,736
	2012	$10.358	$10.193	11,972
	2013	$10.193	$10.031	6,333
	2014	$10.031	$9.871	3,502
	2015	$9.871	$9.714	3,171

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.160	$10.655	9,936
	2007	$10.655	$13.278	12,021
	2008	$13.278	$6.884	9,678
	2009	$6.884	$8.669	9,810
	2010	$8.669	$10.565	8,102
	2011	$10.565	$10.393	6,222
	2012	$10.393	$11.700	5,282
	2013	$11.700	$15.657	1,433
	2014	$15.657	$17.103	628
	2015	$17.103	$17.992	427

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.951	$12.440	29,532
	2007	$12.440	$12.874	29,651
	2008	$12.874	$7.960	30,282
	2009	$7.960	$9.893	29,134
	2010	$9.893	$11.169	28,383
	2011	$11.169	$11.187	24,513
	2012	$11.187	$12.728	18,781
	2013	$12.728	$16.521	10,050
	2014	$16.521	$18.416	5,126
	2015	$18.416	$18.318	4,479

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.219	$10.472	2,574
	2007	$10.472	$10.724	2,581
	2008	$10.724	$10.188	2,010
	2009	$10.188	$11.575	4,637
	2010	$11.575	$12.250	4,395
	2011	$12.250	$12.902	6,556
	2012	$12.902	$13.407	4,977
	2013	$13.407	$12.920	1,396
	2014	$12.920	$13.427	1,460
	2015	$13.427	$13.100	1,378

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.748	$14.774	12,551
	2007	$14.774	$17.015	12,485
	2008	$17.015	$9.382	8,236
	2009	$9.382	$11.653	6,384
	2010	$11.653	$12.938	6,076
	2011	$12.938	$10.524	2,755
	2012	$10.524	$12.465	1,710
	2013	$12.465	$15.966	1,697
	2014	$15.966	$14.407	1,463
	2015	$14.407	$14.644	912

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.723	1,021

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.832	$12.969	0
	2007	$12.969	$15.663	0
	2008	$15.663	$9.134	0
	2009	$9.134	$11.441	0
	2010	$11.441	$12.520	0
	2011	$12.520	$11.511	0
	2012	$11.511	$11.829	0
	2013	$11.829	$13.672	0
	2014	$13.672	$13.829	0
	2015	$13.829	$13.779	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.566	248
	2013	$9.566	$13.159	252
	2014	$13.159	$14.006	256
	2015	$14.006	$14.437	259

Invesco V.I. Capital Appreciation - Series II
	2006	$10.983	$11.462	216
	2007	$11.462	$12.601	220
	2008	$12.601	$7.114	225
	2009	$7.114	$8.450	231
	2010	$8.450	$9.580	237
	2011	$9.580	$8.662	242
	2012	$8.662	$9.938	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.782	165
	2007	$10.782	$11.444	203
	2008	$11.444	$7.846	251
	2009	$7.846	$9.881	315
	2010	$9.881	$10.622	371
	2011	$10.622	$10.422	417
	2012	$10.422	$11.651	460
	2013	$11.651	$14.782	247
	2014	$14.782	$15.687	102
	2015	$15.687	$14.509	138

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.972	1,024
	2012	$11.972	$12.041	454
	2013	$12.041	$11.511	475
	2014	$11.511	$11.766	572
	2015	$11.766	$11.585	579

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.939	$13.625	9,234
	2007	$13.625	$13.744	9,569
	2008	$13.744	$9.168	9,098
	2009	$9.168	$11.196	8,969
	2010	$11.196	$12.360	9,239
	2011	$12.360	$11.888	6,319
	2012	$11.888	$13.375	1,566
	2013	$13.375	$17.605	1,541
	2014	$17.605	$19.050	1,090
	2015	$19.050	$18.124	845

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.572	$12.638	1,108
	2007	$12.638	$13.590	920
	2008	$13.590	$9.537	1,075
	2009	$9.537	$12.186	926
	2010	$12.186	$13.643	332
	2011	$13.643	$12.552	167
	2012	$12.552	$13.662	80
	2013	$13.662	$17.271	70
	2014	$17.271	$17.703	99
	2015	$17.703	$16.674	100

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.121	$12.515	1,781
	2007	$12.515	$14.481	1,813
	2008	$14.481	$7.576	1,756
	2009	$7.576	$11.657	499
	2010	$11.657	$14.599	449
	2011	$14.599	$13.021	444
	2012	$13.021	$14.302	467
	2013	$14.302	$19.224	471
	2014	$19.224	$20.372	467
	2015	$20.372	$20.254	457

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.122	$12.361	4,963
	2007	$12.361	$12.328	4,318
	2008	$12.328	$5.834	3,425
	2009	$5.834	$8.481	3,599
	2010	$8.481	$8.925	3,534
	2011	$8.925	$8.485	3,508
	2012	$8.485	$9.823	1,648
	2013	$9.823	$12.881	1,389
	2014	$12.881	$13.485	1,466
	2015	$13.485	$11.855	1,497

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.329	$10.480	1,135
	2007	$10.480	$11.035	1,119
	2008	$11.035	$11.023	843
	2009	$11.023	$10.940	1,365
	2010	$10.940	$11.291	1,187
	2011	$11.291	$11.350	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.986	1,128
	2009	$6.986	$12.310	6,429
	2010	$12.310	$15.143	5,295
	2011	$15.143	$10.082	715
	2012	$10.082	$11.228	885
	2013	$11.228	$12.627	912
	2014	$12.627	$10.921	944
	2015	$10.921	$9.800	1,068

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.207	$13.822	4,636
	2007	$13.822	$14.575	4,792
	2008	$14.575	$10.340	4,374
	2009	$10.340	$13.525	4,396
	2010	$13.525	$15.353	4,114
	2011	$15.353	$14.657	2,631
	2012	$14.657	$15.979	1,735
	2013	$15.979	$19.781	1,695
	2014	$19.781	$21.107	871
	2015	$21.107	$20.003	370

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.955	$13.138	604
	2007	$13.138	$12.136	608
	2008	$12.136	$7.653	586
	2009	$7.653	$7.247	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.230	$12.202	2,158
	2007	$12.202	$13.241	2,222
	2008	$13.241	$10.937	2,250
	2009	$10.937	$13.515	1,146
	2010	$13.515	$14.378	1,367
	2011	$14.378	$14.341	1,304
	2012	$14.341	$15.998	1,179
	2013	$15.998	$18.859	922
	2014	$18.859	$20.086	793
	2015	$20.086	$19.846	518

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.804	$13.713	3,402
	2007	$13.713	$15.955	3,524
	2008	$15.955	$15.004	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.698	$13.634	714
	2007	$13.634	$18.330	3,211
	2008	$18.330	$10.044	2,385
	2009	$10.044	$14.431	2,765
	2010	$14.431	$15.121	2,484
	2011	$15.121	$13.846	546
	2012	$13.846	$16.875	555
	2013	$16.875	$21.734	43
	2014	$21.734	$23.197	42
	2015	$23.197	$25.551	42

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.347	$13.458	2,427
	2007	$13.458	$14.054	2,403
	2008	$14.054	$8.817	2,506
	2009	$8.817	$10.633	2,476
	2010	$10.633	$11.405	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.513	$12.195	447

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.839	$12.559	5,236

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$18.003	1,741

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.680	824
	2014	$15.680	$15.820	892
	2015	$15.820	$14.879	774

MFS® High Income Series - Service Class
	2006	$10.672	$11.551	4,681
	2007	$11.551	$11.540	4,704
	2008	$11.540	$8.101	4,474
	2009	$8.101	$11.576	4,246
	2010	$11.576	$13.031	3,410
	2011	$13.031	$13.317	2,210
	2012	$13.317	$14.995	811
	2013	$14.995	$15.191	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.715	$11.314	9,544
	2007	$11.314	$12.360	9,418
	2008	$12.360	$7.664	9,419
	2009	$7.664	$10.490	8,673
	2010	$10.490	$11.577	8,503
	2011	$11.577	$11.434	8,023
	2012	$11.434	$13.127	7,874
	2013	$13.127	$16.800	4,805
	2014	$16.800	$18.368	2,072
	2015	$18.368	$18.528	0

MFS® Investors Trust Series - Service Class
	2006	$11.358	$12.595	13,667
	2007	$12.595	$13.636	13,140
	2008	$13.636	$8.956	13,378
	2009	$8.956	$11.153	13,385
	2010	$11.153	$12.169	13,469
	2011	$12.169	$11.685	13,072
	2012	$11.685	$13.663	12,676
	2013	$13.663	$17.711	6,784
	2014	$17.711	$19.295	2,347
	2015	$19.295	$18.977	2,247

MFS® New Discovery Series - Service Class
	2006	$10.255	$11.396	2,717
	2007	$11.396	$11.465	2,720
	2008	$11.465	$6.823	2,725
	2009	$6.823	$10.938	2,109
	2010	$10.938	$14.631	2,791
	2011	$14.631	$12.887	600
	2012	$12.887	$15.330	510
	2013	$15.330	$21.303	519
	2014	$21.303	$19.391	528
	2015	$19.391	$18.671	537

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.862	$11.931	5,222
	2007	$11.931	$12.201	5,062
	2008	$12.201	$9.326	4,770
	2009	$9.326	$10.803	4,825
	2010	$10.803	$11.654	4,780
	2011	$11.654	$11.650	4,450
	2012	$11.650	$12.717	3,205
	2013	$12.717	$14.858	3,125
	2014	$14.858	$15.824	1,323
	2015	$15.824	$15.481	1,277

MFS® Value Series - Service Class
	2006	$11.681	$13.851	8,948
	2007	$13.851	$14.663	8,784
	2008	$14.663	$9.704	9,143
	2009	$9.704	$11.693	8,141
	2010	$11.693	$12.796	7,216
	2011	$12.796	$12.533	6,958
	2012	$12.533	$14.291	6,091
	2013	$14.291	$19.068	3,260
	2014	$19.068	$20.677	1,138
	2015	$20.677	$20.156	1,089

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.703	$11.827	0
	2007	$11.827	$12.339	0
	2008	$12.339	$6.166	0
	2009	$6.166	$8.025	0
	2010	$8.025	$10.042	0
	2011	$10.042	$9.964	0
	2012	$9.964	$11.389	0
	2013	$11.389	$15.200	0
	2014	$15.200	$15.783	0
	2015	$15.783	$16.516	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.755	$14.731	7,163
	2007	$14.731	$15.375	3,123
	2008	$15.375	$9.027	3,331
	2009	$9.027	$12.379	4,783
	2010	$12.379	$14.094	3,646
	2011	$14.094	$12.686	2,263
	2012	$12.686	$15.098	521
	2013	$15.098	$18.866	349
	2014	$18.866	$18.946	263
	2015	$18.946	$19.327	171

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.197	$13.762	15,524
	2007	$13.762	$13.352	11,484
	2008	$13.352	$8.145	9,143
	2009	$8.145	$10.971	8,844
	2010	$10.971	$13.285	6,130
	2011	$13.285	$12.761	3,889
	2012	$12.761	$14.775	2,318
	2013	$14.775	$20.445	1,860
	2014	$20.445	$22.462	1,001
	2015	$22.462	$20.756	795

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.717	$10.777	11,266
	2007	$10.777	$10.989	14,106
	2008	$10.989	$10.556	7,305
	2009	$10.556	$12.010	9,057
	2010	$12.010	$12.823	8,626
	2011	$12.823	$13.472	5,774
	2012	$13.472	$14.694	3,860
	2013	$14.694	$14.531	556
	2014	$14.531	$15.894	556
	2015	$15.894	$15.686	550

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.048	$10.344	5,938
	2007	$10.344	$10.674	11,799
	2008	$10.674	$10.740	24,378
	2009	$10.740	$10.580	3,856
	2010	$10.580	$10.416	5,760
	2011	$10.416	$10.256	10,555
	2012	$10.256	$10.098	4,027
	2013	$10.098	$9.942	1,213
	2014	$9.942	$9.784	1,296
	2015	$9.784	$9.630	1,248

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.620	$10.524	17,533
	2007	$10.524	$11.461	15,700
	2008	$11.461	$10.484	8,145
	2009	$10.484	$12.214	6,038
	2010	$12.214	$12.993	8,816
	2011	$12.993	$14.278	7,585
	2012	$14.278	$15.279	4,240
	2013	$15.279	$13.649	2,472
	2014	$13.649	$13.846	2,305
	2015	$13.846	$13.256	2,099

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.342	$10.569	11,430
	2007	$10.569	$11.311	11,285
	2008	$11.311	$11.666	25,263
	2009	$11.666	$13.095	9,397
	2010	$13.095	$13.931	11,881
	2011	$13.931	$14.204	9,287
	2012	$14.204	$15.317	1,656
	2013	$15.317	$14.776	1,363
	2014	$14.776	$15.162	1,346
	2015	$15.162	$14.986	1,187

Premier VIT OpCap Balanced Portfolio
	2006	$10.905	$11.890	12
	2007	$11.890	$11.180	11
	2008	$11.180	$7.571	11
	2009	$7.571	$7.298	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.525	$11.535	6,179
	2007	$11.535	$12.067	5,573
	2008	$12.067	$10.902	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.879	$11.705	4,918
	2007	$11.705	$12.955	8,050
	2008	$12.955	$7.310	4,615
	2009	$7.310	$10.200	4,010
	2010	$10.200	$11.642	4,241
	2011	$11.642	$11.612	3,964
	2012	$11.612	$13.472	4,689
	2013	$13.472	$18.672	2,779
	2014	$18.672	$19.998	2,691
	2015	$19.998	$21.803	2,207

T. Rowe Price Equity Income Portfolio - II
	2006	$11.307	$13.201	10,150
	2007	$13.201	$13.382	11,201
	2008	$13.382	$8.392	8,945
	2009	$8.392	$10.343	6,071
	2010	$10.343	$11.678	5,118
	2011	$11.678	$11.375	4,944
	2012	$11.375	$13.086	5,519
	2013	$13.086	$16.664	2,825
	2014	$16.664	$17.562	2,682
	2015	$17.562	$16.053	2,312

UIF Growth Portfolio, Class II
	2006	$11.772	$12.025	1,271
	2007	$12.025	$14.395	1,169
	2008	$14.395	$7.175	1,025
	2009	$7.175	$11.659	527
	2010	$11.659	$14.067	500
	2011	$14.067	$13.421	423
	2012	$13.421	$15.062	426
	2013	$15.062	$21.894	442
	2014	$21.894	$22.856	399
	2015	$22.856	$25.182	363

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.732	$19.958	19,390
	2007	$19.958	$16.245	16,845
	2008	$16.245	$9.902	15,577
	2009	$9.902	$12.519	20,591
	2010	$12.519	$15.957	18,386
	2011	$15.957	$16.591	12,038
	2012	$16.591	$18.875	13,352
	2013	$18.875	$18.898	5,811
	2014	$18.898	$24.069	1,993
	2015	$24.069	$24.139	1,845

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.688	$21.534	4,213
	2007	$21.534	$29.158	4,308
	2008	$29.158	$10.105	1,093
	2009	$10.105	$21.197	8,608
	2010	$21.197	$26.456	7,532
	2011	$26.456	$19.333	2,854
	2012	$19.333	$24.693	2,871
	2013	$24.693	$27.219	242
	2014	$27.219	$26.672	245
	2015	$26.672	$22.573	248

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.547	$22.721	6,430
	2007	$22.721	$32.495	3,981
	2008	$32.495	$17.226	1,212
	2009	$17.226	$26.703	5,075
	2010	$26.703	$33.958	4,558
	2011	$33.958	$27.918	3,001
	2012	$27.918	$28.400	2,516
	2013	$28.400	$30.890	67
	2014	$30.890	$24.589	66
	2015	$24.589	$16.102	66

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.756	$10.432	42
	2007	$10.432	$10.680	42
	2008	$10.680	$9.133	42
	2009	$9.133	$10.233	1,236
	2010	$10.233	$10.570	1,079
	2011	$10.570	$10.165	42
	2012	$10.165	$10.135	42
	2013	$10.135	$10.477	42
	2014	$10.477	$10.199	42
	2015	$10.199	$10.095	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.051	$12.000	11,830
	2007	$12.000	$11.768	11,402
	2008	$11.768	$8.003	8,850
	2009	$8.003	$12.195	9,986
	2010	$12.195	$13.763	6,058
	2011	$13.763	$13.716	2,638
	2012	$13.716	$15.935	1,449
	2013	$15.935	$16.630	1,163
	2014	$16.630	$16.117	1,150
	2015	$16.117	$14.895	992

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.442	$13.387	6,872
	2007	$13.387	$17.536	11,082
	2008	$17.536	$9.440	9,458
	2009	$9.440	$13.990	8,707
	2010	$13.990	$15.634	10,888
	2011	$15.634	$15.280	6,658
	2012	$15.280	$17.716	5,031
	2013	$17.716	$23.486	2,324
	2014	$23.486	$26.204	859
	2015	$26.204	$27.296	948

Alger Large Cap Growth Portfolio - Class S
	2006	$11.070	$11.421	19,477
	2007	$11.421	$13.437	14,496
	2008	$13.437	$7.097	8,803
	2009	$7.097	$10.278	7,458
	2010	$10.278	$11.413	7,203
	2011	$11.413	$11.140	5,355
	2012	$11.140	$11.983	4,400
	2013	$11.983	$15.860	2,371
	2014	$15.860	$17.246	1,636
	2015	$17.246	$17.191	1,076

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.418	$12.341	29,405
	2007	$12.341	$15.932	26,346
	2008	$15.932	$6.507	35,873
	2009	$6.507	$9.683	31,390
	2010	$9.683	$11.322	27,433
	2011	$11.322	$10.178	21,605
	2012	$10.178	$11.581	18,409
	2013	$11.581	$15.422	14,431
	2014	$15.422	$16.318	10,446
	2015	$16.318	$15.745	9,234

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.489	219
	2008	$9.489	$5.919	378
	2009	$5.919	$7.530	377
	2010	$7.530	$8.636	378
	2011	$8.636	$7.967	384
	2012	$7.967	$9.009	378
	2013	$9.009	$11.710	371
	2014	$11.710	$12.587	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.728	19,221
	2008	$9.728	$6.159	16,635
	2009	$6.159	$7.542	6,887
	2010	$7.542	$8.120	3,634
	2011	$8.120	$8.381	773
	2012	$8.381	$9.603	508
	2013	$9.603	$12.502	4,769
	2014	$12.502	$13.736	5,041
	2015	$13.736	$13.122	896

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.400	$10.958	22,682
	2007	$10.958	$12.412	21,330
	2008	$12.412	$8.678	20,942
	2009	$8.678	$10.990	18,934
	2010	$10.990	$12.318	17,526
	2011	$12.318	$11.774	16,362
	2012	$11.774	$12.996	7,875
	2013	$12.996	$14.742	7,641
	2014	$14.742	$15.302	7,353
	2015	$15.302	$15.041	6,713

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$13.031	$14.281	59,884
	2007	$14.281	$16.475	64,736
	2008	$16.475	$9.285	65,487
	2009	$9.285	$12.371	53,073
	2010	$12.371	$14.227	48,319
	2011	$14.227	$13.603	42,718
	2012	$13.603	$15.537	31,673
	2013	$15.537	$20.011	27,300
	2014	$20.011	$21.974	21,176
	2015	$21.974	$21.702	18,719

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.225	$13.240	32,735
	2007	$13.240	$13.186	32,979
	2008	$13.186	$7.416	30,949
	2009	$7.416	$9.473	26,085
	2010	$9.473	$10.707	22,621
	2011	$10.707	$10.600	16,014
	2012	$10.600	$12.202	11,194
	2013	$12.202	$15.341	9,077
	2014	$15.341	$16.367	5,764
	2015	$16.367	$15.415	4,740

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.045	$10.337	192,128
	2007	$10.337	$10.669	73,953
	2008	$10.669	$10.784	77,363
	2009	$10.784	$10.656	72,336
	2010	$10.656	$10.488	50,233
	2011	$10.488	$10.316	36,764
	2012	$10.316	$10.147	36,780
	2013	$10.147	$9.980	28,910
	2014	$9.980	$9.817	23,105
	2015	$9.817	$9.656	17,799

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.150	$10.639	12,757
	2007	$10.639	$13.252	11,610
	2008	$13.252	$6.867	10,570
	2009	$6.867	$8.643	10,071
	2010	$8.643	$10.528	9,925
	2011	$10.528	$10.352	6,377
	2012	$10.352	$11.647	5,167
	2013	$11.647	$15.579	5,198
	2014	$15.579	$17.009	4,230
	2015	$17.009	$17.883	2,625

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.940	$12.421	47,101
	2007	$12.421	$12.848	43,484
	2008	$12.848	$7.940	42,371
	2009	$7.940	$9.863	36,934
	2010	$9.863	$11.130	34,051
	2011	$11.130	$11.142	29,685
	2012	$11.142	$12.670	25,855
	2013	$12.670	$16.438	24,186
	2014	$16.438	$18.315	18,113
	2015	$18.315	$18.207	9,115

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.209	$10.457	57,716
	2007	$10.457	$10.703	57,722
	2008	$10.703	$10.162	35,678
	2009	$10.162	$11.541	37,258
	2010	$11.541	$12.207	30,421
	2011	$12.207	$12.851	24,861
	2012	$12.851	$13.346	21,970
	2013	$13.346	$12.855	21,909
	2014	$12.855	$13.353	17,983
	2015	$13.353	$13.021	14,062

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.735	$14.752	45,465
	2007	$14.752	$16.981	41,994
	2008	$16.981	$9.359	43,333
	2009	$9.359	$11.618	32,470
	2010	$11.618	$12.892	27,336
	2011	$12.892	$10.481	23,625
	2012	$10.481	$12.409	17,930
	2013	$12.409	$15.885	14,581
	2014	$15.885	$14.327	13,642
	2015	$14.327	$14.555	11,333

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.720	390

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.821	$12.950	4,899
	2007	$12.950	$15.632	6,302
	2008	$15.632	$9.111	6,275
	2009	$9.111	$11.407	3,533
	2010	$11.407	$12.476	1,827
	2011	$12.476	$11.465	3,454
	2012	$11.465	$11.775	1,722
	2013	$11.775	$13.603	1,413
	2014	$13.603	$13.752	367
	2015	$13.752	$13.696	367

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.523	2,968
	2013	$9.523	$13.093	2,893
	2014	$13.093	$13.929	2,671
	2015	$13.929	$14.350	1,905

Invesco V.I. Capital Appreciation - Series II
	2006	$10.972	$11.445	7,474
	2007	$11.445	$12.576	6,485
	2008	$12.576	$7.096	6,375
	2009	$7.096	$8.425	6,393
	2010	$8.425	$9.546	3,787
	2011	$9.546	$8.627	3,163
	2012	$8.627	$9.896	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.778	18,935
	2007	$10.778	$11.434	18,263
	2008	$11.434	$7.835	16,203
	2009	$7.835	$9.863	11,850
	2010	$9.863	$10.597	8,819
	2011	$10.597	$10.392	6,433
	2012	$10.392	$11.611	4,085
	2013	$11.611	$14.724	7,148
	2014	$14.724	$15.618	6,120
	2015	$15.618	$14.438	2,347

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.924	12,836
	2012	$11.924	$11.987	9,994
	2013	$11.987	$11.453	8,223
	2014	$11.453	$11.701	7,235
	2015	$11.701	$11.515	4,967

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.927	$13.605	46,567
	2007	$13.605	$13.717	55,485
	2008	$13.717	$9.145	38,892
	2009	$9.145	$11.162	33,373
	2010	$11.162	$12.317	28,542
	2011	$12.317	$11.840	21,525
	2012	$11.840	$13.315	16,542
	2013	$13.315	$17.517	15,755
	2014	$17.517	$18.945	13,030
	2015	$18.945	$18.015	7,767

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.561	$12.620	21,955
	2007	$12.620	$13.563	20,268
	2008	$13.563	$9.513	14,214
	2009	$9.513	$12.149	10,312
	2010	$12.149	$13.595	8,908
	2011	$13.595	$12.502	7,861
	2012	$12.502	$13.601	8,205
	2013	$13.601	$17.184	7,009
	2014	$17.184	$17.605	5,777
	2015	$17.605	$16.573	5,236

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.110	$12.497	2,402
	2007	$12.497	$14.453	2,920
	2008	$14.453	$7.557	2,567
	2009	$7.557	$11.622	1,874
	2010	$11.622	$14.548	1,405
	2011	$14.548	$12.969	1,363
	2012	$12.969	$14.237	1,393
	2013	$14.237	$19.128	1,328
	2014	$19.128	$20.259	727
	2015	$20.259	$20.132	661

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.111	$12.343	25,503
	2007	$12.343	$12.303	24,207
	2008	$12.303	$5.820	24,257
	2009	$5.820	$8.456	21,057
	2010	$8.456	$8.894	28,948
	2011	$8.894	$8.451	24,885
	2012	$8.451	$9.778	19,880
	2013	$9.778	$12.817	17,215
	2014	$12.817	$13.410	12,849
	2015	$13.410	$11.783	9,724

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.319	$10.465	18,003
	2007	$10.465	$11.013	17,045
	2008	$11.013	$10.996	11,905
	2009	$10.996	$10.907	17,014
	2010	$10.907	$11.251	15,723
	2011	$11.251	$11.309	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.969	9,836
	2009	$6.969	$12.273	9,959
	2010	$12.273	$15.090	8,870
	2011	$15.090	$10.042	8,075
	2012	$10.042	$11.178	4,087
	2013	$11.178	$12.563	3,554
	2014	$12.563	$10.861	3,785
	2015	$10.861	$9.741	3,022

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.195	$13.801	38,409
	2007	$13.801	$14.546	42,000
	2008	$14.546	$10.315	35,961
	2009	$10.315	$13.484	32,156
	2010	$13.484	$15.299	29,120
	2011	$15.299	$14.599	24,143
	2012	$14.599	$15.907	16,131
	2013	$15.907	$19.682	10,842
	2014	$19.682	$20.991	8,394
	2015	$20.991	$19.883	6,829

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.951	$13.127	16,354
	2007	$13.127	$12.120	20,721
	2008	$12.120	$7.638	16,750
	2009	$7.638	$7.232	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.219	$12.184	13,649
	2007	$12.184	$13.215	12,653
	2008	$13.215	$10.909	8,151
	2009	$10.909	$13.474	8,186
	2010	$13.474	$14.328	7,425
	2011	$14.328	$14.283	7,094
	2012	$14.283	$15.926	4,627
	2013	$15.926	$18.765	4,419
	2014	$18.765	$19.975	2,757
	2015	$19.975	$19.726	1,678

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.792	$13.693	7,470
	2007	$13.693	$15.924	10,339
	2008	$15.924	$14.972	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.686	$13.614	5,844
	2007	$13.614	$18.293	6,890
	2008	$18.293	$10.019	8,371
	2009	$10.019	$14.388	9,450
	2010	$14.388	$15.068	8,530
	2011	$15.068	$13.791	6,428
	2012	$13.791	$16.799	4,556
	2013	$16.799	$21.625	2,374
	2014	$21.625	$23.069	1,660
	2015	$23.069	$25.397	1,095

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.335	$13.439	1,462
	2007	$13.439	$14.026	1,384
	2008	$14.026	$8.795	1,493
	2009	$8.795	$10.601	1,534
	2010	$10.601	$11.369	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.503	$12.177	763

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.828	$12.541	15,598

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.894	6,803

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.601	4,104
	2014	$15.601	$15.733	3,319
	2015	$15.733	$14.789	2,712

MFS® High Income Series - Service Class
	2006	$10.662	$11.534	17,658
	2007	$11.534	$11.518	13,948
	2008	$11.518	$8.081	10,026
	2009	$8.081	$11.541	5,131
	2010	$11.541	$12.985	3,669
	2011	$12.985	$13.264	4,313
	2012	$13.264	$14.927	3,954
	2013	$14.927	$15.118	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.705	$11.298	32,341
	2007	$11.298	$12.335	31,186
	2008	$12.335	$7.645	30,795
	2009	$7.645	$10.458	27,446
	2010	$10.458	$11.536	23,915
	2011	$11.536	$11.388	18,788
	2012	$11.388	$13.068	15,332
	2013	$13.068	$16.715	11,548
	2014	$16.715	$18.267	8,744
	2015	$18.267	$18.423	0

MFS® Investors Trust Series - Service Class
	2006	$11.347	$12.577	13,926
	2007	$12.577	$13.609	11,547
	2008	$13.609	$8.934	10,227
	2009	$8.934	$11.120	13,056
	2010	$11.120	$12.126	11,818
	2011	$12.126	$11.638	5,664
	2012	$11.638	$13.601	4,991
	2013	$13.601	$17.622	7,505
	2014	$17.622	$19.188	7,123
	2015	$19.188	$18.862	3,121

MFS® New Discovery Series - Service Class
	2006	$10.245	$11.379	23,687
	2007	$11.379	$11.442	23,385
	2008	$11.442	$6.806	20,087
	2009	$6.806	$10.905	11,919
	2010	$10.905	$14.580	10,453
	2011	$14.580	$12.835	8,816
	2012	$12.835	$15.261	7,898
	2013	$15.261	$21.196	6,865
	2014	$21.196	$19.283	4,436
	2015	$19.283	$18.558	1,594

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.851	$11.913	34,252
	2007	$11.913	$12.177	29,763
	2008	$12.177	$9.303	21,515
	2009	$9.303	$10.771	19,773
	2010	$10.771	$11.613	19,510
	2011	$11.613	$11.603	18,210
	2012	$11.603	$12.659	19,144
	2013	$12.659	$14.783	18,262
	2014	$14.783	$15.737	14,829
	2015	$15.737	$15.388	10,245

MFS® Value Series - Service Class
	2006	$11.669	$13.831	9,205
	2007	$13.831	$14.634	9,903
	2008	$14.634	$9.680	8,466
	2009	$9.680	$11.658	12,118
	2010	$11.658	$12.752	10,643
	2011	$12.752	$12.483	4,095
	2012	$12.483	$14.226	2,968
	2013	$14.226	$18.972	5,809
	2014	$18.972	$20.563	4,735
	2015	$20.563	$20.035	1,283

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.699	$11.817	22,088
	2007	$11.817	$12.323	21,162
	2008	$12.323	$6.155	20,131
	2009	$6.155	$8.006	7,650
	2010	$8.006	$10.013	7,270
	2011	$10.013	$9.930	6,529
	2012	$9.930	$11.345	6,339
	2013	$11.345	$15.133	6,106
	2014	$15.133	$15.705	2,500
	2015	$15.705	$16.427	2,424

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.743	$14.709	29,712
	2007	$14.709	$15.345	30,070
	2008	$15.345	$9.005	24,869
	2009	$9.005	$12.342	22,676
	2010	$12.342	$14.044	19,962
	2011	$14.044	$12.635	15,382
	2012	$12.635	$15.029	13,393
	2013	$15.029	$18.771	10,082
	2014	$18.771	$18.841	4,646
	2015	$18.841	$19.211	4,673

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.185	$13.742	53,251
	2007	$13.742	$13.326	52,122
	2008	$13.326	$8.125	52,425
	2009	$8.125	$10.938	43,733
	2010	$10.938	$13.238	40,693
	2011	$13.238	$12.710	30,783
	2012	$12.710	$14.708	26,286
	2013	$14.708	$20.342	25,800
	2014	$20.342	$22.338	20,100
	2015	$22.338	$20.631	14,898

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.707	$10.761	51,188
	2007	$10.761	$10.967	48,356
	2008	$10.967	$10.529	37,586
	2009	$10.529	$11.974	25,730
	2010	$11.974	$12.778	23,419
	2011	$12.778	$13.418	17,780
	2012	$13.418	$14.627	14,610
	2013	$14.627	$14.458	12,580
	2014	$14.458	$15.806	9,580
	2015	$15.806	$15.591	8,234

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.038	$10.329	31,447
	2007	$10.329	$10.653	20,612
	2008	$10.653	$10.714	42,945
	2009	$10.714	$10.549	48,841
	2010	$10.549	$10.380	25,708
	2011	$10.380	$10.215	33,719
	2012	$10.215	$10.052	22,239
	2013	$10.052	$9.892	21,617
	2014	$9.892	$9.730	18,302
	2015	$9.730	$9.572	10,837

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.610	$10.509	51,726
	2007	$10.509	$11.439	47,504
	2008	$11.439	$10.458	39,083
	2009	$10.458	$12.177	33,968
	2010	$12.177	$12.948	31,981
	2011	$12.948	$14.221	30,147
	2012	$14.221	$15.210	30,004
	2013	$15.210	$13.580	20,478
	2014	$13.580	$13.769	14,971
	2015	$13.769	$13.176	13,703

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.332	$10.554	101,181
	2007	$10.554	$11.288	84,207
	2008	$11.288	$11.637	62,363
	2009	$11.637	$13.056	65,308
	2010	$13.056	$13.883	50,300
	2011	$13.883	$14.147	42,409
	2012	$14.147	$15.248	35,411
	2013	$15.248	$14.702	31,251
	2014	$14.702	$15.078	24,532
	2015	$15.078	$14.896	20,438

Premier VIT OpCap Balanced Portfolio
	2006	$10.896	$11.874	5,784
	2007	$11.874	$11.159	3,124
	2008	$11.159	$7.553	1,365
	2009	$7.553	$7.280	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.515	$11.518	15,921
	2007	$11.518	$12.043	13,662
	2008	$12.043	$10.881	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.869	$11.687	76,862
	2007	$11.687	$12.929	72,925
	2008	$12.929	$7.292	74,654
	2009	$7.292	$10.169	59,737
	2010	$10.169	$11.602	46,634
	2011	$11.602	$11.566	38,347
	2012	$11.566	$13.411	32,316
	2013	$13.411	$18.578	26,164
	2014	$18.578	$19.887	16,428
	2015	$19.887	$21.671	12,675

T. Rowe Price Equity Income Portfolio - II
	2006	$11.296	$13.182	88,872
	2007	$13.182	$13.356	88,547
	2008	$13.356	$8.371	68,009
	2009	$8.371	$10.312	71,822
	2010	$10.312	$11.637	51,473
	2011	$11.637	$11.329	48,481
	2012	$11.329	$13.027	34,514
	2013	$13.027	$16.580	28,662
	2014	$16.580	$17.465	21,157
	2015	$17.465	$15.956	14,729

UIF Growth Portfolio, Class II
	2006	$11.760	$12.008	11,949
	2007	$12.008	$14.367	8,554
	2008	$14.367	$7.157	7,482
	2009	$7.157	$11.624	636
	2010	$11.624	$14.018	6,069
	2011	$14.018	$13.368	4,647
	2012	$13.368	$14.994	3,540
	2013	$14.994	$21.784	3,135
	2014	$21.784	$22.729	2,928
	2015	$22.729	$25.030	2,662

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.718	$19.929	42,908
	2007	$19.929	$16.213	32,802
	2008	$16.213	$9.877	25,850
	2009	$9.877	$12.482	22,263
	2010	$12.482	$15.901	22,389
	2011	$15.901	$16.524	19,157
	2012	$16.524	$18.790	14,594
	2013	$18.790	$18.804	12,415
	2014	$18.804	$23.935	8,655
	2015	$23.935	$23.993	7,297

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.673	$21.503	17,362
	2007	$21.503	$29.100	18,313
	2008	$29.100	$10.079	17,741
	2009	$10.079	$21.133	16,198
	2010	$21.133	$26.363	17,967
	2011	$26.363	$19.255	12,845
	2012	$19.255	$24.582	11,146
	2013	$24.582	$27.082	10,376
	2014	$27.082	$26.525	7,503
	2015	$26.525	$22.437	6,927

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.529	$22.687	7,618
	2007	$22.687	$32.431	7,630
	2008	$32.431	$17.183	8,198
	2009	$17.183	$26.623	5,620
	2010	$26.623	$33.839	5,796
	2011	$33.839	$27.806	5,399
	2012	$27.806	$28.272	4,230
	2013	$28.272	$30.735	2,868
	2014	$30.735	$24.453	2,389
	2015	$24.453	$16.005	1,479

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.747	$10.416	1,477
	2007	$10.416	$10.659	1,525
	2008	$10.659	$9.110	1,265
	2009	$9.110	$10.202	1,085
	2010	$10.202	$10.533	2,057
	2011	$10.533	$10.124	1,670
	2012	$10.124	$10.089	1,752
	2013	$10.089	$10.424	1,919
	2014	$10.424	$10.143	1,545
	2015	$10.143	$10.037	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.041	$11.982	62,665
	2007	$11.982	$11.745	57,126
	2008	$11.745	$7.983	49,954
	2009	$7.983	$12.158	39,807
	2010	$12.158	$13.715	40,372
	2011	$13.715	$13.661	28,400
	2012	$13.661	$15.863	21,504
	2013	$15.863	$16.547	18,759
	2014	$16.547	$16.028	15,952
	2015	$16.028	$14.805	11,642

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.65

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.420	$13.348	0
	2007	$13.348	$17.466	0
	2008	$17.466	$9.393	32,517
	2009	$9.393	$13.906	22,452
	2010	$13.906	$15.525	29,196
	2011	$15.525	$15.158	23,513
	2012	$15.158	$17.556	20,206
	2013	$17.556	$23.250	18,088
	2014	$23.250	$25.915	7,818
	2015	$25.915	$26.967	5,942

Alger Large Cap Growth Portfolio - Class S
	2006	$11.048	$11.388	0
	2007	$11.388	$13.384	0
	2008	$13.384	$7.062	64,904
	2009	$7.062	$10.217	49,698
	2010	$10.217	$11.333	42,857
	2011	$11.333	$11.051	39,726
	2012	$11.051	$11.875	21,924
	2013	$11.875	$15.701	11,897
	2014	$15.701	$17.055	10,366
	2015	$17.055	$16.984	7,527

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.396	$12.304	0
	2007	$12.304	$15.868	0
	2008	$15.868	$6.474	113,138
	2009	$6.474	$9.625	106,835
	2010	$9.625	$11.242	92,270
	2011	$11.242	$10.097	70,244
	2012	$10.097	$11.476	56,056
	2013	$11.476	$15.267	39,334
	2014	$15.267	$16.138	30,604
	2015	$16.138	$15.555	24,899

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.482	0
	2008	$9.482	$5.909	20,287
	2009	$5.909	$7.510	18,145
	2010	$7.510	$8.603	17,536
	2011	$8.603	$7.929	11,586
	2012	$7.929	$8.957	10,903
	2013	$8.957	$11.631	10,671
	2014	$11.631	$12.490	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.722	0
	2008	$9.722	$6.149	6,335
	2009	$6.149	$7.521	7,613
	2010	$7.521	$8.089	6,102
	2011	$8.089	$8.342	3,539
	2012	$8.342	$9.548	2,722
	2013	$9.548	$12.418	1,991
	2014	$12.418	$13.629	12,116
	2015	$13.629	$13.006	7,138

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.379	$10.926	288
	2007	$10.926	$12.363	256
	2008	$12.363	$8.635	19,374
	2009	$8.635	$10.924	19,610
	2010	$10.924	$12.232	21,404
	2011	$12.232	$11.680	17,255
	2012	$11.680	$12.879	16,332
	2013	$12.879	$14.594	15,567
	2014	$14.594	$15.133	9,836
	2015	$15.133	$14.859	8,265

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$13.005	$14.239	2,052
	2007	$14.239	$16.409	5,684
	2008	$16.409	$9.239	244,175
	2009	$9.239	$12.297	197,992
	2010	$12.297	$14.127	193,856
	2011	$14.127	$13.494	163,474
	2012	$13.494	$15.397	136,469
	2013	$15.397	$19.810	91,752
	2014	$19.810	$21.732	55,356
	2015	$21.732	$21.440	35,719

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.203	$13.201	3,115
	2007	$13.201	$13.134	3,120
	2008	$13.134	$7.379	212,525
	2009	$7.379	$9.417	176,246
	2010	$9.417	$10.632	166,421
	2011	$10.632	$10.515	132,778
	2012	$10.515	$12.092	104,701
	2013	$12.092	$15.187	80,078
	2014	$15.187	$16.186	60,727
	2015	$16.186	$15.229	47,460

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.026	$10.306	18,959
	2007	$10.306	$10.627	18,613
	2008	$10.627	$10.730	361,507
	2009	$10.730	$10.592	330,590
	2010	$10.592	$10.414	345,093
	2011	$10.414	$10.234	271,025
	2012	$10.234	$10.055	248,158
	2013	$10.055	$9.880	223,808
	2014	$9.880	$9.708	163,995
	2015	$9.708	$9.539	123,407

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.130	$10.608	0
	2007	$10.608	$13.199	0
	2008	$13.199	$6.833	49,050
	2009	$6.833	$8.591	43,558
	2010	$8.591	$10.455	41,586
	2011	$10.455	$10.269	37,333
	2012	$10.269	$11.542	26,432
	2013	$11.542	$15.422	14,063
	2014	$15.422	$16.821	10,381
	2015	$16.821	$17.668	7,903

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.919	$12.385	2,743
	2007	$12.385	$12.797	2,714
	2008	$12.797	$7.901	314,943
	2009	$7.901	$9.804	289,768
	2010	$9.804	$11.052	266,880
	2011	$11.052	$11.052	229,370
	2012	$11.052	$12.556	204,634
	2013	$12.556	$16.273	163,917
	2014	$16.273	$18.112	108,656
	2015	$18.112	$17.988	84,934

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.189	$10.426	3,242
	2007	$10.426	$10.661	7,173
	2008	$10.661	$10.112	241,772
	2009	$10.112	$11.471	249,244
	2010	$11.471	$12.121	233,054
	2011	$12.121	$12.748	153,417
	2012	$12.748	$13.226	351,936
	2013	$13.226	$12.726	127,436
	2014	$12.726	$13.206	98,071
	2015	$13.206	$12.864	61,605

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.711	$14.709	0
	2007	$14.709	$16.914	0
	2008	$16.914	$9.312	203,194
	2009	$9.312	$11.548	184,028
	2010	$11.548	$12.802	167,026
	2011	$12.802	$10.397	170,700
	2012	$10.397	$12.297	144,551
	2013	$12.297	$15.726	107,359
	2014	$15.726	$14.169	89,816
	2015	$14.169	$14.380	53,125

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.714	28,713

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.798	$12.912	0
	2007	$12.912	$15.570	0
	2008	$15.570	$9.066	19,063
	2009	$9.066	$11.338	17,744
	2010	$11.338	$12.389	16,761
	2011	$12.389	$11.373	16,594
	2012	$11.373	$11.669	11,384
	2013	$11.669	$13.466	10,162
	2014	$13.466	$13.601	6,353
	2015	$13.601	$13.531	2,048

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.437	6,175
	2013	$9.437	$12.962	4,767
	2014	$12.962	$13.775	3,431
	2015	$13.775	$14.177	3,160

Invesco V.I. Capital Appreciation - Series II
	2006	$10.951	$11.412	0
	2007	$11.412	$12.526	0
	2008	$12.526	$7.061	29,899
	2009	$7.061	$8.375	28,233
	2010	$8.375	$9.479	23,835
	2011	$9.479	$8.558	20,110
	2012	$8.558	$9.814	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.770	0
	2007	$10.770	$11.415	0
	2008	$11.415	$7.814	53,384
	2009	$7.814	$9.826	45,910
	2010	$9.826	$10.547	42,510
	2011	$10.547	$10.332	38,329
	2012	$10.332	$11.533	31,918
	2013	$11.533	$14.610	24,560
	2014	$14.610	$15.480	19,787
	2015	$15.480	$14.297	8,429

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.829	34,192
	2012	$11.829	$11.879	30,285
	2013	$11.879	$11.338	23,247
	2014	$11.338	$11.572	22,373
	2015	$11.572	$11.376	13,644

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.904	$13.564	0
	2007	$13.564	$13.662	0
	2008	$13.662	$9.099	269,341
	2009	$9.099	$11.095	222,943
	2010	$11.095	$12.230	209,080
	2011	$12.230	$11.745	190,188
	2012	$11.745	$13.195	165,996
	2013	$13.195	$17.341	116,844
	2014	$17.341	$18.736	86,664
	2015	$18.736	$17.798	65,487

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.539	$12.583	1,625
	2007	$12.583	$13.509	0
	2008	$13.509	$9.466	119,689
	2009	$9.466	$12.077	92,925
	2010	$12.077	$13.500	86,699
	2011	$13.500	$12.402	83,648
	2012	$12.402	$13.478	78,512
	2013	$13.478	$17.011	51,898
	2014	$17.011	$17.411	26,029
	2015	$17.411	$16.374	16,449

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.086	$12.460	0
	2007	$12.460	$14.395	0
	2008	$14.395	$7.519	26,289
	2009	$7.519	$11.552	21,261
	2010	$11.552	$14.446	21,016
	2011	$14.446	$12.865	23,963
	2012	$12.865	$14.109	22,185
	2013	$14.109	$18.936	15,116
	2014	$18.936	$20.035	10,134
	2015	$20.035	$19.890	7,781

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.090	$12.306	0
	2007	$12.306	$12.255	0
	2008	$12.255	$5.791	68,752
	2009	$5.791	$8.405	53,501
	2010	$8.405	$8.832	53,025
	2011	$8.832	$8.383	42,814
	2012	$8.383	$9.690	32,632
	2013	$9.690	$12.688	22,628
	2014	$12.688	$13.262	11,534
	2015	$13.262	$11.641	9,304

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.299	$10.434	301
	2007	$10.434	$10.970	4,197
	2008	$10.970	$10.941	40,231
	2009	$10.941	$10.842	44,663
	2010	$10.842	$11.172	43,750
	2011	$11.172	$11.226	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.934	41,584
	2009	$6.934	$12.199	47,953
	2010	$12.199	$14.985	51,585
	2011	$14.985	$9.962	47,273
	2012	$9.962	$11.077	34,411
	2013	$11.077	$12.437	18,513
	2014	$12.437	$10.741	12,717
	2015	$10.741	$9.624	10,702

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.171	$13.760	7,069
	2007	$13.760	$14.488	3,814
	2008	$14.488	$10.263	136,183
	2009	$10.263	$13.403	117,027
	2010	$13.403	$15.192	114,662
	2011	$15.192	$14.482	102,207
	2012	$14.482	$15.763	79,777
	2013	$15.763	$19.484	58,257
	2014	$19.484	$20.759	44,511
	2015	$20.759	$19.643	22,536

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.944	$13.104	0
	2007	$13.104	$12.087	0
	2008	$12.087	$7.610	45,713
	2009	$7.610	$7.203	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.198	$12.148	259
	2007	$12.148	$13.162	240
	2008	$13.162	$10.855	47,871
	2009	$10.855	$13.393	50,643
	2010	$13.393	$14.228	47,831
	2011	$14.228	$14.169	47,149
	2012	$14.169	$15.782	25,256
	2013	$15.782	$18.576	20,438
	2014	$18.576	$19.755	20,396
	2015	$19.755	$19.489	15,947

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.769	$13.652	0
	2007	$13.652	$15.861	0
	2008	$15.861	$14.907	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.661	$13.574	0
	2007	$13.574	$18.221	0
	2008	$18.221	$9.969	37,101
	2009	$9.969	$14.302	26,786
	2010	$14.302	$14.962	22,004
	2011	$14.962	$13.680	21,433
	2012	$13.680	$16.647	19,353
	2013	$16.647	$21.408	13,307
	2014	$21.408	$22.814	8,512
	2015	$22.814	$25.091	6,247

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.311	$13.399	1,526
	2007	$13.399	$13.970	1,452
	2008	$13.970	$8.751	28,477
	2009	$8.751	$10.537	25,376
	2010	$10.537	$11.297	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.482	$12.141	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.807	$12.504	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.679	30,252

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.445	26,625
	2014	$15.445	$15.559	25,068
	2015	$15.559	$14.611	23,137

MFS® High Income Series - Service Class
	2006	$10.641	$11.500	2,800
	2007	$11.500	$11.472	2,786
	2008	$11.472	$8.040	51,340
	2009	$8.040	$11.472	42,595
	2010	$11.472	$12.894	47,419
	2011	$12.894	$13.158	38,851
	2012	$13.158	$14.792	36,430
	2013	$14.792	$14.972	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.684	$11.264	912
	2007	$11.264	$12.286	908
	2008	$12.286	$7.607	145,460
	2009	$7.607	$10.396	118,836
	2010	$10.396	$11.455	109,172
	2011	$11.455	$11.297	94,117
	2012	$11.297	$12.950	82,369
	2013	$12.950	$16.548	63,056
	2014	$16.548	$18.065	41,179
	2015	$18.065	$18.216	0

MFS® Investors Trust Series - Service Class
	2006	$11.325	$12.540	1,729
	2007	$12.540	$13.555	1,721
	2008	$13.555	$8.889	19,437
	2009	$8.889	$11.053	16,994
	2010	$11.053	$12.041	18,853
	2011	$12.041	$11.545	12,704
	2012	$11.545	$13.478	8,839
	2013	$13.478	$17.446	5,369
	2014	$17.446	$18.976	4,933
	2015	$18.976	$18.635	4,440

MFS® New Discovery Series - Service Class
	2006	$10.225	$11.345	0
	2007	$11.345	$11.397	0
	2008	$11.397	$6.772	33,473
	2009	$6.772	$10.840	29,122
	2010	$10.840	$14.478	26,541
	2011	$14.478	$12.732	23,878
	2012	$12.732	$15.123	20,157
	2013	$15.123	$20.983	11,392
	2014	$20.983	$19.071	6,916
	2015	$19.071	$18.335	6,476

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.830	$11.878	1,170
	2007	$11.878	$12.128	1,162
	2008	$12.128	$9.256	134,563
	2009	$9.256	$10.706	125,107
	2010	$10.706	$11.532	120,723
	2011	$11.532	$11.510	73,746
	2012	$11.510	$12.545	55,434
	2013	$12.545	$14.635	35,650
	2014	$14.635	$15.563	27,219
	2015	$15.563	$15.202	21,991

MFS® Value Series - Service Class
	2006	$11.647	$13.790	838
	2007	$13.790	$14.576	834
	2008	$14.576	$9.632	34,512
	2009	$9.632	$11.588	25,428
	2010	$11.588	$12.662	23,947
	2011	$12.662	$12.383	16,913
	2012	$12.383	$14.098	10,831
	2013	$14.098	$18.782	6,149
	2014	$18.782	$20.336	5,638
	2015	$20.336	$19.794	5,502

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.691	$11.797	0
	2007	$11.797	$12.289	0
	2008	$12.289	$6.132	32,223
	2009	$6.132	$7.968	30,458
	2010	$7.968	$9.955	32,693
	2011	$9.955	$9.863	29,826
	2012	$9.863	$11.257	26,266
	2013	$11.257	$15.000	21,145
	2014	$15.000	$15.551	10,244
	2015	$15.551	$16.249	9,460

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.718	$14.666	406
	2007	$14.666	$15.284	393
	2008	$15.284	$8.960	164,589
	2009	$8.960	$12.268	131,705
	2010	$12.268	$13.946	127,950
	2011	$13.946	$12.534	114,768
	2012	$12.534	$14.894	56,169
	2013	$14.894	$18.583	40,726
	2014	$18.583	$18.633	22,695
	2015	$18.633	$18.979	16,400

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.162	$13.701	434
	2007	$13.701	$13.273	453
	2008	$13.273	$8.084	299,590
	2009	$8.084	$10.872	248,792
	2010	$10.872	$13.145	221,830
	2011	$13.145	$12.608	235,673
	2012	$12.608	$14.575	119,448
	2013	$14.575	$20.138	79,995
	2014	$20.138	$22.092	59,119
	2015	$22.092	$20.382	43,446

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.686	$10.730	3,016
	2007	$10.730	$10.924	2,941
	2008	$10.924	$10.477	115,862
	2009	$10.477	$11.903	108,436
	2010	$11.903	$12.688	111,801
	2011	$12.688	$13.310	106,187
	2012	$13.310	$14.495	88,426
	2013	$14.495	$14.313	69,217
	2014	$14.313	$15.632	43,059
	2015	$15.632	$15.403	32,066

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.019	$10.298	883
	2007	$10.298	$10.611	865
	2008	$10.611	$10.660	184,450
	2009	$10.660	$10.485	191,412
	2010	$10.485	$10.307	174,771
	2011	$10.307	$10.133	159,907
	2012	$10.133	$9.961	144,890
	2013	$9.961	$9.793	373,732
	2014	$9.793	$9.623	74,033
	2015	$9.623	$9.456	60,467

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.589	$10.478	3,657
	2007	$10.478	$11.393	7,110
	2008	$11.393	$10.406	221,441
	2009	$10.406	$12.104	187,838
	2010	$12.104	$12.857	171,279
	2011	$12.857	$14.107	141,145
	2012	$14.107	$15.073	121,203
	2013	$15.073	$13.444	109,484
	2014	$13.444	$13.617	83,941
	2015	$13.617	$13.017	71,137

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.312	$10.522	5,018
	2007	$10.522	$11.244	8,475
	2008	$11.244	$11.579	431,766
	2009	$11.579	$12.977	475,997
	2010	$12.977	$13.785	402,031
	2011	$13.785	$14.034	349,028
	2012	$14.034	$15.110	283,603
	2013	$15.110	$14.554	177,175
	2014	$14.554	$14.911	133,606
	2015	$14.911	$14.716	102,384

Premier VIT OpCap Balanced Portfolio
	2006	$10.877	$11.842	0
	2007	$11.842	$11.117	0
	2008	$11.117	$7.517	60,579
	2009	$7.517	$7.243	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.494	$11.484	0
	2007	$11.484	$11.995	0
	2008	$11.995	$10.837	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.848	$11.653	0
	2007	$11.653	$12.878	0
	2008	$12.878	$7.256	297,848
	2009	$7.256	$10.108	226,097
	2010	$10.108	$11.520	203,662
	2011	$11.520	$11.473	175,198
	2012	$11.473	$13.290	158,013
	2013	$13.290	$18.392	114,730
	2014	$18.392	$19.668	80,667
	2015	$19.668	$21.410	51,445

T. Rowe Price Equity Income Portfolio - II
	2006	$11.274	$13.143	6,281
	2007	$13.143	$13.303	6,360
	2008	$13.303	$8.330	469,594
	2009	$8.330	$10.250	406,692
	2010	$10.250	$11.556	373,229
	2011	$11.556	$11.238	363,917
	2012	$11.238	$12.910	259,516
	2013	$12.910	$16.414	193,399
	2014	$16.414	$17.272	126,407
	2015	$17.272	$15.764	92,645

UIF Growth Portfolio, Class II
	2006	$11.737	$11.972	0
	2007	$11.972	$14.310	0
	2008	$14.310	$7.121	27,920
	2009	$7.121	$11.554	21,092
	2010	$11.554	$13.919	18,965
	2011	$13.919	$13.260	14,589
	2012	$13.260	$14.859	9,314
	2013	$14.859	$21.566	8,944
	2014	$21.566	$22.478	4,790
	2015	$22.478	$24.728	1,931

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.690	$19.870	9,270
	2007	$19.870	$16.149	4,718
	2008	$16.149	$9.828	165,032
	2009	$9.828	$12.407	139,134
	2010	$12.407	$15.789	121,311
	2011	$15.789	$16.392	112,671
	2012	$16.392	$18.620	89,357
	2013	$18.620	$18.615	70,954
	2014	$18.615	$23.671	36,963
	2015	$23.671	$23.704	25,606

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.642	$21.439	0
	2007	$21.439	$28.985	0
	2008	$28.985	$10.029	38,919
	2009	$10.029	$21.006	28,022
	2010	$21.006	$26.179	23,635
	2011	$26.179	$19.101	22,136
	2012	$19.101	$24.360	14,009
	2013	$24.360	$26.811	11,250
	2014	$26.811	$26.232	6,430
	2015	$26.232	$22.166	4,452

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.493	$22.621	0
	2007	$22.621	$32.302	0
	2008	$32.302	$17.097	35,193
	2009	$17.097	$26.463	31,574
	2010	$26.463	$33.602	20,755
	2011	$33.602	$27.583	18,145
	2012	$27.583	$28.017	14,700
	2013	$28.017	$30.426	9,498
	2014	$30.426	$24.183	6,305
	2015	$24.183	$15.812	2,833

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.728	$10.386	0
	2007	$10.386	$10.617	0
	2008	$10.617	$9.065	22,322
	2009	$9.065	$10.141	13,392
	2010	$10.141	$10.459	13,355
	2011	$10.459	$10.043	10,374
	2012	$10.043	$9.998	10,502
	2013	$9.998	$10.319	9,081
	2014	$10.319	$10.031	7,719
	2015	$10.031	$9.922	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.019	$11.947	11,088
	2007	$11.947	$11.698	6,042
	2008	$11.698	$7.944	197,482
	2009	$7.944	$12.085	154,618
	2010	$12.085	$13.619	138,393
	2011	$13.619	$13.551	108,833
	2012	$13.551	$15.720	92,192
	2013	$15.720	$16.381	75,251
	2014	$16.381	$15.851	55,204
	2015	$15.851	$14.627	40,614

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.409	$13.328	507
	2007	$13.328	$17.432	624
	2008	$17.432	$9.369	12,250
	2009	$9.369	$13.864	8,797
	2010	$13.864	$15.470	4,945
	2011	$15.470	$15.097	2,846
	2012	$15.097	$17.477	2,301
	2013	$17.477	$23.133	1,926
	2014	$23.133	$25.772	1,300
	2015	$25.772	$26.804	1,422

Alger Large Cap Growth Portfolio - Class S
	2006	$11.038	$11.371	328
	2007	$11.371	$13.357	424
	2008	$13.357	$7.044	20,165
	2009	$7.044	$10.186	15,504
	2010	$10.186	$11.294	14,306
	2011	$11.294	$11.006	13,568
	2012	$11.006	$11.821	12,190
	2013	$11.821	$15.622	10,963
	2014	$15.622	$16.961	10,450
	2015	$16.961	$16.881	10,560

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.385	$12.286	10,435
	2007	$12.286	$15.837	8,540
	2008	$15.837	$6.458	30,915
	2009	$6.458	$9.596	15,709
	2010	$9.596	$11.203	14,156
	2011	$11.203	$10.056	12,397
	2012	$10.056	$11.424	6,470
	2013	$11.424	$15.191	4,773
	2014	$15.191	$16.048	3,896
	2015	$16.048	$15.461	3,847

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.479	5,426
	2008	$9.479	$5.904	8,461
	2009	$5.904	$7.499	6,476
	2010	$7.499	$8.587	6,522
	2011	$8.587	$7.910	7,429
	2012	$7.910	$8.931	7,479
	2013	$8.931	$11.592	2,349
	2014	$11.592	$12.442	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.718	0
	2008	$9.718	$6.144	8,585
	2009	$6.144	$7.511	4,311
	2010	$7.511	$8.074	3,403
	2011	$8.074	$8.322	4,149
	2012	$8.322	$9.520	3,911
	2013	$9.520	$12.375	2,511
	2014	$12.375	$13.576	2,540
	2015	$13.576	$12.949	1,521

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.369	$10.910	3,248
	2007	$10.910	$12.338	3,122
	2008	$12.338	$8.614	15,530
	2009	$8.614	$10.891	13,118
	2010	$10.891	$12.189	8,427
	2011	$12.189	$11.633	8,191
	2012	$11.633	$12.821	10,063
	2013	$12.821	$14.521	7,851
	2014	$14.521	$15.049	6,124
	2015	$15.049	$14.770	5,606

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.993	$14.218	15,968
	2007	$14.218	$16.377	15,223
	2008	$16.377	$9.216	102,855
	2009	$9.216	$12.260	81,493
	2010	$12.260	$14.077	53,895
	2011	$14.077	$13.440	45,208
	2012	$13.440	$15.327	37,230
	2013	$15.327	$19.710	24,831
	2014	$19.710	$21.611	23,735
	2015	$21.611	$21.311	20,812

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.192	$13.182	22,922
	2007	$13.182	$13.108	22,754
	2008	$13.108	$7.361	102,049
	2009	$7.361	$9.388	75,431
	2010	$9.388	$10.595	78,583
	2011	$10.595	$10.473	57,292
	2012	$10.473	$12.038	60,518
	2013	$12.038	$15.111	52,689
	2014	$15.111	$16.097	45,304
	2015	$16.097	$15.137	45,292

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.016	$10.291	23,204
	2007	$10.291	$10.606	22,503
	2008	$10.606	$10.703	280,115
	2009	$10.703	$10.560	204,879
	2010	$10.560	$10.378	115,332
	2011	$10.378	$10.193	105,038
	2012	$10.193	$10.010	93,580
	2013	$10.010	$9.830	99,838
	2014	$9.830	$9.654	58,641
	2015	$9.654	$9.482	39,320

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.120	$10.592	1,425
	2007	$10.592	$13.173	1,183
	2008	$13.173	$6.816	71,379
	2009	$6.816	$8.565	57,607
	2010	$8.565	$10.418	58,821
	2011	$10.418	$10.228	39,731
	2012	$10.228	$11.490	48,616
	2013	$11.490	$15.345	38,482
	2014	$15.345	$16.728	42,969
	2015	$16.728	$17.561	34,065

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.908	$12.366	33,411
	2007	$12.366	$12.772	33,537
	2008	$12.772	$7.881	225,131
	2009	$7.881	$9.775	188,699
	2010	$9.775	$11.013	186,215
	2011	$11.013	$11.008	112,062
	2012	$11.008	$12.499	96,761
	2013	$12.499	$16.191	101,931
	2014	$16.191	$18.012	85,546
	2015	$18.012	$17.879	77,986

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.180	$10.410	18,592
	2007	$10.410	$10.639	17,276
	2008	$10.639	$10.086	138,607
	2009	$10.086	$11.437	109,299
	2010	$11.437	$12.079	73,245
	2011	$12.079	$12.697	52,851
	2012	$12.697	$13.166	43,691
	2013	$13.166	$12.662	32,645
	2014	$12.662	$13.132	22,768
	2015	$13.132	$12.786	14,698

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.698	$14.687	4,357
	2007	$14.687	$16.880	3,215
	2008	$16.880	$9.289	71,734
	2009	$9.289	$11.514	59,741
	2010	$11.514	$12.757	48,418
	2011	$12.757	$10.355	44,346
	2012	$10.355	$12.241	53,374
	2013	$12.241	$15.647	46,559
	2014	$15.647	$14.090	44,726
	2015	$14.090	$14.293	30,202

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.711	1,711

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.787	$12.893	11,663
	2007	$12.893	$15.539	11,661
	2008	$15.539	$9.043	13,735
	2009	$9.043	$11.304	13,289
	2010	$11.304	$12.345	12,260
	2011	$12.345	$11.328	12,101
	2012	$11.328	$11.616	11,965
	2013	$11.616	$13.399	1,459
	2014	$13.399	$13.525	864
	2015	$13.525	$13.449	326

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.394	5,393
	2013	$9.394	$12.897	3,297
	2014	$12.897	$13.699	3,048
	2015	$13.699	$14.091	2,831

Invesco V.I. Capital Appreciation - Series II
	2006	$10.940	$11.395	5,077
	2007	$11.395	$12.501	4,934
	2008	$12.501	$7.043	14,356
	2009	$7.043	$8.349	12,418
	2010	$8.349	$9.446	6,468
	2011	$9.446	$8.523	6,151
	2012	$8.523	$9.773	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.767	2,840
	2007	$10.767	$11.405	1,721
	2008	$11.405	$7.804	23,452
	2009	$7.804	$9.807	16,715
	2010	$9.807	$10.522	14,055
	2011	$10.522	$10.302	12,208
	2012	$10.302	$11.494	11,510
	2013	$11.494	$14.553	8,377
	2014	$14.553	$15.412	8,069
	2015	$15.412	$14.226	8,177

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.781	12,345
	2012	$11.781	$11.825	7,815
	2013	$11.825	$11.281	9,571
	2014	$11.281	$11.508	7,672
	2015	$11.508	$11.307	6,961

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.892	$13.544	2,680
	2007	$13.544	$13.635	2,368
	2008	$13.635	$9.076	41,700
	2009	$9.076	$11.062	31,070
	2010	$11.062	$12.187	27,922
	2011	$12.187	$11.698	24,168
	2012	$11.698	$13.135	22,503
	2013	$13.135	$17.254	19,862
	2014	$17.254	$18.632	12,486
	2015	$18.632	$17.690	15,920

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.528	$12.564	16,850
	2007	$12.564	$13.482	15,594
	2008	$13.482	$9.442	35,385
	2009	$9.442	$12.040	23,028
	2010	$12.040	$13.453	21,748
	2011	$13.453	$12.352	22,611
	2012	$12.352	$13.417	17,790
	2013	$13.417	$16.926	16,032
	2014	$16.926	$17.314	14,497
	2015	$17.314	$16.275	13,712

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.075	$12.441	0
	2007	$12.441	$14.367	0
	2008	$14.367	$7.500	5,141
	2009	$7.500	$11.517	10,158
	2010	$11.517	$14.395	7,082
	2011	$14.395	$12.813	6,034
	2012	$12.813	$14.045	6,076
	2013	$14.045	$18.840	4,784
	2014	$18.840	$19.924	3,162
	2015	$19.924	$19.769	1,652

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.079	$12.288	14,556
	2007	$12.288	$12.230	15,042
	2008	$12.230	$5.776	28,022
	2009	$5.776	$8.380	17,395
	2010	$8.380	$8.801	15,645
	2011	$8.801	$8.349	12,474
	2012	$8.349	$9.646	7,102
	2013	$9.646	$12.624	6,070
	2014	$12.624	$13.188	4,517
	2015	$13.188	$11.571	3,652

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.289	$10.419	8,509
	2007	$10.419	$10.948	8,280
	2008	$10.948	$10.914	24,600
	2009	$10.914	$10.809	15,906
	2010	$10.809	$11.133	41,188
	2011	$11.133	$11.184	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.916	7,352
	2009	$6.916	$12.163	7,507
	2010	$12.163	$14.932	5,973
	2011	$14.932	$9.922	5,705
	2012	$9.922	$11.027	6,067
	2013	$11.027	$12.375	3,622
	2014	$12.375	$10.681	1,555
	2015	$10.681	$9.565	1,088

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.159	$13.740	13,930
	2007	$13.740	$14.459	13,978
	2008	$14.459	$10.238	42,657
	2009	$10.238	$13.363	30,080
	2010	$13.363	$15.139	24,624
	2011	$15.139	$14.424	21,913
	2012	$14.424	$15.692	16,678
	2013	$15.692	$19.386	14,698
	2014	$19.386	$20.644	8,246
	2015	$20.644	$19.524	6,864

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.940	$13.093	347
	2007	$13.093	$12.071	108
	2008	$12.071	$7.596	19,904
	2009	$7.596	$7.188	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.187	$12.130	5,949
	2007	$12.130	$13.136	5,806
	2008	$13.136	$10.828	22,471
	2009	$10.828	$13.353	19,202
	2010	$13.353	$14.178	20,105
	2011	$14.178	$14.112	18,228
	2012	$14.112	$15.711	10,712
	2013	$15.711	$18.483	8,198
	2014	$18.483	$19.646	6,363
	2015	$19.646	$19.371	4,798

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.758	$13.632	0
	2007	$13.632	$15.829	0
	2008	$15.829	$14.875	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.649	$13.554	5,285
	2007	$13.554	$18.185	4,166
	2008	$18.185	$9.944	14,716
	2009	$9.944	$14.259	12,938
	2010	$14.259	$14.910	10,052
	2011	$14.910	$13.625	8,840
	2012	$13.625	$16.572	7,253
	2013	$16.572	$21.300	5,800
	2014	$21.300	$22.688	3,321
	2015	$22.688	$24.939	2,507

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.299	$13.379	402
	2007	$13.379	$13.943	411
	2008	$13.943	$8.729	10,922
	2009	$8.729	$10.506	5,256
	2010	$10.506	$11.261	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.472	$12.123	4,275

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.797	$12.485	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.572	5,959

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.367	4,159
	2014	$15.367	$15.473	4,685
	2015	$15.473	$14.522	3,448

MFS® High Income Series - Service Class
	2006	$10.631	$11.483	94
	2007	$11.483	$11.449	70
	2008	$11.449	$8.020	27,280
	2009	$8.020	$11.438	18,164
	2010	$11.438	$12.849	12,581
	2011	$12.849	$13.105	10,973
	2012	$13.105	$14.725	5,772
	2013	$14.725	$14.899	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.673	$11.248	1,405
	2007	$11.248	$12.262	1,398
	2008	$12.262	$7.588	22,364
	2009	$7.588	$10.365	18,949
	2010	$10.365	$11.415	15,205
	2011	$11.415	$11.251	12,320
	2012	$11.251	$12.892	10,941
	2013	$12.892	$16.464	10,784
	2014	$16.464	$17.965	6,946
	2015	$17.965	$18.113	0

MFS® Investors Trust Series - Service Class
	2006	$11.314	$12.521	0
	2007	$12.521	$13.528	0
	2008	$13.528	$8.867	5,345
	2009	$8.867	$11.020	3,217
	2010	$11.020	$11.999	1,719
	2011	$11.999	$11.498	3,714
	2012	$11.498	$13.417	3,388
	2013	$13.417	$17.358	3,108
	2014	$17.358	$18.871	2,607
	2015	$18.871	$18.523	2,415

MFS® New Discovery Series - Service Class
	2006	$10.215	$11.329	724
	2007	$11.329	$11.374	760
	2008	$11.374	$6.755	10,509
	2009	$6.755	$10.807	13,125
	2010	$10.807	$14.427	9,230
	2011	$14.427	$12.681	8,946
	2012	$12.681	$15.055	7,889
	2013	$15.055	$20.877	4,629
	2014	$20.877	$18.965	3,804
	2015	$18.965	$18.224	5,636

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.820	$11.861	527
	2007	$11.861	$12.104	528
	2008	$12.104	$9.233	26,900
	2009	$9.233	$10.674	20,112
	2010	$10.674	$11.492	13,332
	2011	$11.492	$11.464	13,081
	2012	$11.464	$12.488	11,293
	2013	$12.488	$14.561	9,152
	2014	$14.561	$15.477	7,803
	2015	$15.477	$15.110	4,680

MFS® Value Series - Service Class
	2006	$11.635	$13.770	661
	2007	$13.770	$14.547	661
	2008	$14.547	$9.608	4,507
	2009	$9.608	$11.553	3,502
	2010	$11.553	$12.618	2,399
	2011	$12.618	$12.333	2,554
	2012	$12.333	$14.034	2,402
	2013	$14.034	$18.688	2,381
	2014	$18.688	$20.223	1,921
	2015	$20.223	$19.674	923

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.687	$11.787	0
	2007	$11.787	$12.272	0
	2008	$12.272	$6.120	7,593
	2009	$6.120	$7.949	8,703
	2010	$7.949	$9.927	6,348
	2011	$9.927	$9.830	7,146
	2012	$9.830	$11.213	5,665
	2013	$11.213	$14.934	3,682
	2014	$14.934	$15.475	4,374
	2015	$15.475	$16.161	2,520

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.706	$14.644	2,777
	2007	$14.644	$15.254	2,087
	2008	$15.254	$8.938	64,672
	2009	$8.938	$12.231	44,368
	2010	$12.231	$13.897	41,921
	2011	$13.897	$12.483	32,097
	2012	$12.483	$14.826	36,198
	2013	$14.826	$18.489	32,092
	2014	$18.489	$18.530	30,546
	2015	$18.530	$18.865	26,022

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.150	$13.681	12,016
	2007	$13.681	$13.246	11,999
	2008	$13.246	$8.064	43,930
	2009	$8.064	$10.840	31,176
	2010	$10.840	$13.099	26,227
	2011	$13.099	$12.557	21,911
	2012	$12.557	$14.509	23,005
	2013	$14.509	$20.037	19,793
	2014	$20.037	$21.969	18,283
	2015	$21.969	$20.259	15,722

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.676	$10.714	1,087
	2007	$10.714	$10.902	1,082
	2008	$10.902	$10.451	27,562
	2009	$10.451	$11.867	25,316
	2010	$11.867	$12.644	20,331
	2011	$12.644	$13.257	16,521
	2012	$13.257	$14.430	14,395
	2013	$14.430	$14.241	12,784
	2014	$14.241	$15.546	5,997
	2015	$15.546	$15.310	4,556

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.009	$10.283	5,897
	2007	$10.283	$10.590	5,990
	2008	$10.590	$10.634	91,586
	2009	$10.634	$10.454	70,508
	2010	$10.454	$10.271	58,599
	2011	$10.271	$10.092	65,420
	2012	$10.092	$9.916	35,580
	2013	$9.916	$9.744	41,518
	2014	$9.744	$9.569	31,288
	2015	$9.569	$9.399	31,282

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.579	$10.462	1,234
	2007	$10.462	$11.371	1,187
	2008	$11.371	$10.380	41,393
	2009	$10.380	$12.068	32,397
	2010	$12.068	$12.812	32,722
	2011	$12.812	$14.051	20,871
	2012	$14.051	$15.005	16,504
	2013	$15.005	$13.377	14,113
	2014	$13.377	$13.542	9,334
	2015	$13.542	$12.938	6,186

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.302	$10.507	17,338
	2007	$10.507	$11.221	15,482
	2008	$11.221	$11.550	109,474
	2009	$11.550	$12.939	93,450
	2010	$12.939	$13.737	84,488
	2011	$13.737	$13.977	122,070
	2012	$13.977	$15.042	111,189
	2013	$15.042	$14.481	49,016
	2014	$14.481	$14.829	28,408
	2015	$14.829	$14.627	25,235

Premier VIT OpCap Balanced Portfolio
	2006	$10.868	$11.826	3,236
	2007	$11.826	$11.096	3,703
	2008	$11.096	$7.499	9,792
	2009	$7.499	$7.225	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.484	$11.467	324
	2007	$11.467	$11.971	0
	2008	$11.971	$10.815	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.837	$11.636	3,369
	2007	$11.636	$12.852	2,677
	2008	$12.852	$7.238	68,814
	2009	$7.238	$10.078	50,583
	2010	$10.078	$11.480	35,122
	2011	$11.480	$11.427	29,928
	2012	$11.427	$13.230	30,044
	2013	$13.230	$18.300	22,612
	2014	$18.300	$19.559	16,859
	2015	$19.559	$21.281	12,660

T. Rowe Price Equity Income Portfolio - II
	2006	$11.263	$13.123	11,457
	2007	$13.123	$13.276	11,443
	2008	$13.276	$8.309	93,184
	2009	$8.309	$10.220	63,978
	2010	$10.220	$11.515	56,769
	2011	$11.515	$11.193	48,248
	2012	$11.193	$12.851	37,818
	2013	$12.851	$16.331	24,332
	2014	$16.331	$17.176	14,093
	2015	$17.176	$15.669	10,593

UIF Growth Portfolio, Class II
	2006	$11.726	$11.954	0
	2007	$11.954	$14.281	0
	2008	$14.281	$7.103	3,770
	2009	$7.103	$11.520	5,504
	2010	$11.520	$13.870	4,539
	2011	$13.870	$13.207	4,772
	2012	$13.207	$14.791	4,328
	2013	$14.791	$21.457	3,807
	2014	$21.457	$22.354	3,003
	2015	$22.354	$24.579	1,744

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.675	$19.841	11,221
	2007	$19.841	$16.117	12,760
	2008	$16.117	$9.803	52,161
	2009	$9.803	$12.369	39,348
	2010	$12.369	$15.734	29,572
	2011	$15.734	$16.326	27,469
	2012	$16.326	$18.536	24,708
	2013	$18.536	$18.521	21,474
	2014	$18.521	$23.540	15,395
	2015	$23.540	$23.561	11,583

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.627	$21.408	788
	2007	$21.408	$28.927	788
	2008	$28.927	$10.004	15,749
	2009	$10.004	$20.943	10,954
	2010	$20.943	$26.087	7,376
	2011	$26.087	$19.024	5,823
	2012	$19.024	$24.250	5,143
	2013	$24.250	$26.676	4,678
	2014	$26.676	$26.087	2,040
	2015	$26.087	$22.032	1,431

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.475	$22.587	170
	2007	$22.587	$32.238	133
	2008	$32.238	$17.055	36,260
	2009	$17.055	$26.383	36,520
	2010	$26.383	$33.484	30,164
	2011	$33.484	$27.472	22,360
	2012	$27.472	$27.890	21,376
	2013	$27.890	$30.273	19,427
	2014	$30.273	$24.049	17,441
	2015	$24.049	$15.716	12,344

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.719	$10.370	1,509
	2007	$10.370	$10.595	1,506
	2008	$10.595	$9.042	3,607
	2009	$9.042	$10.110	2,562
	2010	$10.110	$10.422	2,634
	2011	$10.422	$10.003	2,497
	2012	$10.003	$9.953	2,675
	2013	$9.953	$10.268	1,125
	2014	$10.268	$9.975	571
	2015	$9.975	$9.865	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.008	$11.929	6,928
	2007	$11.929	$11.675	6,308
	2008	$11.675	$7.924	53,932
	2009	$7.924	$12.049	33,607
	2010	$12.049	$13.571	22,444
	2011	$13.571	$13.497	19,914
	2012	$13.497	$15.649	13,535
	2013	$15.649	$16.298	11,196
	2014	$16.298	$15.763	8,819
	2015	$15.763	$14.539	8,273

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.398	$13.309	7,621
	2007	$13.309	$17.397	14,266
	2008	$17.397	$9.346	17,482
	2009	$9.346	$13.823	4,975
	2010	$13.823	$15.416	4,040
	2011	$15.416	$15.036	3,580
	2012	$15.036	$17.398	8,253
	2013	$17.398	$23.017	4,978
	2014	$23.017	$25.629	6,205
	2015	$25.629	$26.642	8,564

Alger Large Cap Growth Portfolio - Class S
	2006	$11.027	$11.354	5,034
	2007	$11.354	$13.331	4,512
	2008	$13.331	$7.027	37,120
	2009	$7.027	$10.155	30,614
	2010	$10.155	$11.254	27,194
	2011	$11.254	$10.962	23,788
	2012	$10.962	$11.768	24,530
	2013	$11.768	$15.543	21,908
	2014	$15.543	$16.867	7,838
	2015	$16.867	$16.779	4,324

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.374	$12.268	10,619
	2007	$12.268	$15.805	7,015
	2008	$15.805	$6.442	44,023
	2009	$6.442	$9.567	43,771
	2010	$9.567	$11.163	43,072
	2011	$11.163	$10.016	37,577
	2012	$10.016	$11.373	36,740
	2013	$11.373	$15.114	33,832
	2014	$15.114	$15.959	25,974
	2015	$15.959	$15.368	23,505

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.476	746
	2008	$9.476	$5.899	12,263
	2009	$5.899	$7.489	12,250
	2010	$7.489	$8.571	9,859
	2011	$8.571	$7.892	9,805
	2012	$7.892	$8.905	9,714
	2013	$8.905	$11.552	4,865
	2014	$11.552	$12.394	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.715	1,850
	2008	$9.715	$6.138	13,770
	2009	$6.138	$7.501	10,944
	2010	$7.501	$8.059	8,251
	2011	$8.059	$8.302	5,047
	2012	$8.302	$9.493	3,871
	2013	$9.493	$12.333	2,560
	2014	$12.333	$13.523	6,818
	2015	$13.523	$12.892	3,050

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.359	$10.894	1,979
	2007	$10.894	$12.314	14,576
	2008	$12.314	$8.592	26,229
	2009	$8.592	$10.859	22,691
	2010	$10.859	$12.146	10,745
	2011	$12.146	$11.586	8,108
	2012	$11.586	$12.763	8,191
	2013	$12.763	$14.448	4,834
	2014	$14.448	$14.966	3,301
	2015	$14.966	$14.680	1,190

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.980	$14.197	29,471
	2007	$14.197	$16.344	28,128
	2008	$16.344	$9.193	114,174
	2009	$9.193	$12.223	113,696
	2010	$12.223	$14.028	99,234
	2011	$14.028	$13.386	81,510
	2012	$13.386	$15.258	60,208
	2013	$15.258	$19.611	48,032
	2014	$19.611	$21.492	31,061
	2015	$21.492	$21.182	23,363

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.181	$13.162	26,511
	2007	$13.162	$13.082	25,360
	2008	$13.082	$7.342	97,712
	2009	$7.342	$9.360	89,996
	2010	$9.360	$10.558	82,161
	2011	$10.558	$10.431	73,532
	2012	$10.431	$11.983	65,430
	2013	$11.983	$15.034	51,983
	2014	$15.034	$16.008	34,923
	2015	$16.008	$15.046	27,745

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.006	$10.276	46,146
	2007	$10.276	$10.585	35,722
	2008	$10.585	$10.676	380,269
	2009	$10.676	$10.529	375,156
	2010	$10.529	$10.341	227,319
	2011	$10.341	$10.152	175,503
	2012	$10.152	$9.964	152,402
	2013	$9.964	$9.781	96,860
	2014	$9.781	$9.601	73,405
	2015	$9.601	$9.424	63,074

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.111	$10.576	13,328
	2007	$10.576	$13.147	11,803
	2008	$13.147	$6.799	36,191
	2009	$6.799	$8.539	38,566
	2010	$8.539	$10.381	33,534
	2011	$10.381	$10.186	28,785
	2012	$10.186	$11.437	19,969
	2013	$11.437	$15.267	21,459
	2014	$15.267	$16.635	16,862
	2015	$16.635	$17.455	8,713

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.898	$12.348	37,096
	2007	$12.348	$12.746	32,216
	2008	$12.746	$7.861	132,729
	2009	$7.861	$9.745	125,207
	2010	$9.745	$10.974	108,402
	2011	$10.974	$10.964	105,183
	2012	$10.964	$12.442	78,586
	2013	$12.442	$16.109	56,844
	2014	$16.109	$17.912	45,913
	2015	$17.912	$17.771	35,540

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.170	$10.395	18,619
	2007	$10.395	$10.618	17,577
	2008	$10.618	$10.061	88,732
	2009	$10.061	$11.403	75,570
	2010	$11.403	$12.036	84,463
	2011	$12.036	$12.646	95,471
	2012	$12.646	$13.107	68,230
	2013	$13.107	$12.598	52,859
	2014	$12.598	$13.060	43,779
	2015	$13.060	$12.709	34,848

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.686	$14.665	18,666
	2007	$14.665	$16.847	21,837
	2008	$16.847	$9.266	92,489
	2009	$9.266	$11.479	90,321
	2010	$11.479	$12.712	73,097
	2011	$12.712	$10.314	58,688
	2012	$10.314	$12.186	43,645
	2013	$12.186	$15.568	33,111
	2014	$15.568	$14.012	25,565
	2015	$14.012	$14.206	20,357

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.708	10,255

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.775	$12.874	53
	2007	$12.874	$15.508	36
	2008	$15.508	$9.021	6,277
	2009	$9.021	$11.270	6,618
	2010	$11.270	$12.302	6,423
	2011	$12.302	$11.282	5,282
	2012	$11.282	$11.564	5,157
	2013	$11.564	$13.331	5,252
	2014	$13.331	$13.450	5,126
	2015	$13.450	$13.368	4,962

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.352	8,170
	2013	$9.352	$12.832	6,781
	2014	$12.832	$13.623	3,102
	2015	$13.623	$14.006	1,942

Invesco V.I. Capital Appreciation - Series II
	2006	$10.930	$11.378	3,561
	2007	$11.378	$12.477	1,778
	2008	$12.477	$7.026	11,216
	2009	$7.026	$8.324	12,410
	2010	$8.324	$9.413	13,702
	2011	$9.413	$8.489	10,342
	2012	$8.489	$9.732	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.763	6,887
	2007	$10.763	$11.395	6,782
	2008	$11.395	$7.793	22,384
	2009	$7.793	$9.789	22,275
	2010	$9.789	$10.497	18,247
	2011	$10.497	$10.273	11,937
	2012	$10.273	$11.455	9,953
	2013	$11.455	$14.496	8,453
	2014	$14.496	$15.344	4,714
	2015	$15.344	$14.156	4,495

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.734	36,077
	2012	$11.734	$11.772	30,066
	2013	$11.772	$11.224	25,380
	2014	$11.224	$11.444	12,233
	2015	$11.444	$11.239	11,464

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.881	$13.524	40,944
	2007	$13.524	$13.608	22,621
	2008	$13.608	$9.054	89,162
	2009	$9.054	$11.029	80,792
	2010	$11.029	$12.145	62,326
	2011	$12.145	$11.651	54,832
	2012	$11.651	$13.075	54,504
	2013	$13.075	$17.167	40,785
	2014	$17.167	$18.529	32,997
	2015	$18.529	$17.583	24,556

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.516	$12.545	13,948
	2007	$12.545	$13.455	14,698
	2008	$13.455	$9.418	51,448
	2009	$9.418	$12.004	41,895
	2010	$12.004	$13.405	32,492
	2011	$13.405	$12.302	27,704
	2012	$12.302	$13.356	18,053
	2013	$13.356	$16.841	13,092
	2014	$16.841	$17.218	7,918
	2015	$17.218	$16.176	5,350

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.063	$12.423	5,478
	2007	$12.423	$14.338	1,115
	2008	$14.338	$7.481	4,413
	2009	$7.481	$11.483	5,418
	2010	$11.483	$14.344	8,349
	2011	$14.344	$12.762	7,157
	2012	$12.762	$13.981	4,809
	2013	$13.981	$18.746	6,979
	2014	$18.746	$19.814	2,745
	2015	$19.814	$19.650	2,304

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.068	$12.270	11,006
	2007	$12.270	$12.206	8,453
	2008	$12.206	$5.762	49,020
	2009	$5.762	$8.355	44,712
	2010	$8.355	$8.770	41,715
	2011	$8.770	$8.316	38,709
	2012	$8.316	$9.602	37,547
	2013	$9.602	$12.560	23,200
	2014	$12.560	$13.115	16,524
	2015	$13.115	$11.501	9,023

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.279	$10.403	8,806
	2007	$10.403	$10.926	8,886
	2008	$10.926	$10.886	44,761
	2009	$10.886	$10.777	43,013
	2010	$10.777	$11.094	39,161
	2011	$11.094	$11.143	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.899	14,710
	2009	$6.899	$12.126	15,237
	2010	$12.126	$14.879	16,446
	2011	$14.879	$9.882	19,281
	2012	$9.882	$10.977	11,682
	2013	$10.977	$12.312	9,903
	2014	$12.312	$10.622	7,299
	2015	$10.622	$9.508	7,157

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.148	$13.720	17,755
	2007	$13.720	$14.430	16,855
	2008	$14.430	$10.212	76,672
	2009	$10.212	$13.323	72,389
	2010	$13.323	$15.086	68,872
	2011	$15.086	$14.366	65,242
	2012	$14.366	$15.621	48,361
	2013	$15.621	$19.289	40,449
	2014	$19.289	$20.530	34,274
	2015	$20.530	$19.406	21,922

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.936	$13.082	2,200
	2007	$13.082	$12.054	2,632
	2008	$12.054	$7.581	10,403
	2009	$7.581	$7.173	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.176	$12.112	8,083
	2007	$12.112	$13.110	17,819
	2008	$13.110	$10.801	37,129
	2009	$10.801	$13.313	27,947
	2010	$13.313	$14.128	25,332
	2011	$14.128	$14.055	27,275
	2012	$14.055	$15.639	14,497
	2013	$15.639	$18.390	11,055
	2014	$18.390	$19.537	9,153
	2015	$19.537	$19.254	6,679

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.747	$13.612	3,723
	2007	$13.612	$15.798	3,505
	2008	$15.798	$14.843	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.636	$13.534	4,951
	2007	$13.534	$18.148	10,801
	2008	$18.148	$9.919	32,692
	2009	$9.919	$14.216	28,128
	2010	$14.216	$14.857	24,915
	2011	$14.857	$13.571	21,691
	2012	$13.571	$16.497	20,571
	2013	$16.497	$21.193	16,015
	2014	$21.193	$22.562	12,596
	2015	$22.562	$24.788	13,278

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.287	$13.359	1,923
	2007	$13.359	$13.915	1,263
	2008	$13.915	$8.708	10,916
	2009	$8.708	$10.474	10,569
	2010	$10.474	$11.226	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.462	$12.105	1,160

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.786	$12.467	1,618

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.466	10,102

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.290	12,190
	2014	$15.290	$15.387	6,238
	2015	$15.387	$14.435	2,410

MFS® High Income Series - Service Class
	2006	$10.620	$11.466	6,829
	2007	$11.466	$11.426	6,972
	2008	$11.426	$8.000	37,351
	2009	$8.000	$11.403	31,345
	2010	$11.403	$12.804	23,895
	2011	$12.804	$13.052	18,372
	2012	$13.052	$14.659	28,091
	2013	$14.659	$14.827	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.663	$11.231	17,096
	2007	$11.231	$12.237	14,353
	2008	$12.237	$7.569	34,980
	2009	$7.569	$10.333	27,708
	2010	$10.333	$11.375	24,435
	2011	$11.375	$11.206	23,314
	2012	$11.206	$12.833	18,196
	2013	$12.833	$16.381	13,717
	2014	$16.381	$17.865	12,479
	2015	$17.865	$18.010	0

MFS® Investors Trust Series - Service Class
	2006	$11.303	$12.503	849
	2007	$12.503	$13.501	488
	2008	$13.501	$8.845	7,488
	2009	$8.845	$10.987	5,118
	2010	$10.987	$11.957	6,457
	2011	$11.957	$11.452	5,226
	2012	$11.452	$13.357	3,627
	2013	$13.357	$17.270	2,683
	2014	$17.270	$18.767	1,924
	2015	$18.767	$18.411	1,815

MFS® New Discovery Series - Service Class
	2006	$10.205	$11.312	5,979
	2007	$11.312	$11.351	6,542
	2008	$11.351	$6.738	16,254
	2009	$6.738	$10.775	17,595
	2010	$10.775	$14.376	14,678
	2011	$14.376	$12.630	12,009
	2012	$12.630	$14.986	9,153
	2013	$14.986	$20.772	9,736
	2014	$20.772	$18.860	3,524
	2015	$18.860	$18.114	2,206

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.809	$11.843	18,581
	2007	$11.843	$12.080	14,928
	2008	$12.080	$9.210	52,421
	2009	$9.210	$10.642	50,344
	2010	$10.642	$11.451	45,966
	2011	$11.451	$11.418	37,645
	2012	$11.418	$12.432	32,642
	2013	$12.432	$14.488	26,229
	2014	$14.488	$15.391	21,313
	2015	$15.391	$15.019	18,585

MFS® Value Series - Service Class
	2006	$11.624	$13.749	4,962
	2007	$13.749	$14.518	3,945
	2008	$14.518	$9.584	13,951
	2009	$9.584	$11.518	9,295
	2010	$11.518	$12.573	9,542
	2011	$12.573	$12.284	8,854
	2012	$12.284	$13.971	12,490
	2013	$13.971	$18.593	7,954
	2014	$18.593	$20.111	5,612
	2015	$20.111	$19.555	4,034

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.683	$11.777	1,933
	2007	$11.777	$12.256	1,933
	2008	$12.256	$6.109	8,284
	2009	$6.109	$7.930	9,200
	2010	$7.930	$9.898	11,436
	2011	$9.898	$9.796	9,139
	2012	$9.796	$11.169	6,203
	2013	$11.169	$14.868	7,955
	2014	$14.868	$15.399	4,302
	2015	$15.399	$16.074	5,257

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.693	$14.623	15,106
	2007	$14.623	$15.223	13,587
	2008	$15.223	$8.915	43,995
	2009	$8.915	$12.194	42,947
	2010	$12.194	$13.848	33,917
	2011	$13.848	$12.433	30,528
	2012	$12.433	$14.759	29,609
	2013	$14.759	$18.396	16,586
	2014	$18.396	$18.427	10,402
	2015	$18.427	$18.751	8,719

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.138	$13.661	12,743
	2007	$13.661	$13.220	15,692
	2008	$13.220	$8.044	66,995
	2009	$8.044	$10.807	63,118
	2010	$10.807	$13.053	49,359
	2011	$13.053	$12.507	42,436
	2012	$12.507	$14.444	34,744
	2013	$14.444	$19.936	33,505
	2014	$19.936	$21.847	24,457
	2015	$21.847	$20.137	14,242

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.665	$10.698	9,341
	2007	$10.698	$10.880	8,100
	2008	$10.880	$10.425	42,154
	2009	$10.425	$11.831	37,255
	2010	$11.831	$12.599	35,096
	2011	$12.599	$13.204	32,720
	2012	$13.204	$14.365	29,990
	2013	$14.365	$14.170	22,543
	2014	$14.170	$15.459	16,273
	2015	$15.459	$15.218	11,297

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.999	$10.268	47,729
	2007	$10.268	$10.569	36,491
	2008	$10.569	$10.607	181,670
	2009	$10.607	$10.422	147,236
	2010	$10.422	$10.235	110,887
	2011	$10.235	$10.052	84,256
	2012	$10.052	$9.871	109,450
	2013	$9.871	$9.695	130,969
	2014	$9.695	$9.516	65,012
	2015	$9.516	$9.342	31,788

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.569	$10.447	44,115
	2007	$10.447	$11.348	41,283
	2008	$11.348	$10.354	141,456
	2009	$10.354	$12.031	117,075
	2010	$12.031	$12.767	91,965
	2011	$12.767	$13.994	77,986
	2012	$13.994	$14.937	93,242
	2013	$14.937	$13.309	47,557
	2014	$13.309	$13.467	36,124
	2015	$13.467	$12.860	29,851

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.292	$10.491	44,592
	2007	$10.491	$11.199	46,384
	2008	$11.199	$11.521	146,791
	2009	$11.521	$12.900	130,197
	2010	$12.900	$13.689	153,243
	2011	$13.689	$13.921	130,611
	2012	$13.921	$14.974	96,329
	2013	$14.974	$14.408	72,249
	2014	$14.408	$14.747	55,539
	2015	$14.747	$14.539	49,553

Premier VIT OpCap Balanced Portfolio
	2006	$10.859	$11.810	1,047
	2007	$11.810	$11.076	1,115
	2008	$11.076	$7.481	13,158
	2009	$7.481	$7.206	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.474	$11.450	9,914
	2007	$11.450	$11.948	6,304
	2008	$11.948	$10.793	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.827	$11.618	24,978
	2007	$11.618	$12.826	30,607
	2008	$12.826	$7.219	97,722
	2009	$7.219	$10.047	76,599
	2010	$10.047	$11.439	64,255
	2011	$11.439	$11.381	60,094
	2012	$11.381	$13.170	53,693
	2013	$13.170	$18.207	48,353
	2014	$18.207	$19.451	29,892
	2015	$19.451	$21.152	23,705

T. Rowe Price Equity Income Portfolio - II
	2006	$11.252	$13.104	34,376
	2007	$13.104	$13.250	32,505
	2008	$13.250	$8.288	141,687
	2009	$8.288	$10.189	130,348
	2010	$10.189	$11.475	117,819
	2011	$11.475	$11.148	105,808
	2012	$11.148	$12.793	93,194
	2013	$12.793	$16.249	71,539
	2014	$16.249	$17.081	55,741
	2015	$17.081	$15.574	44,731

UIF Growth Portfolio, Class II
	2006	$11.715	$11.937	17,595
	2007	$11.937	$14.253	645
	2008	$14.253	$7.086	1,679
	2009	$7.086	$11.485	3,587
	2010	$11.485	$13.822	3,506
	2011	$13.822	$13.154	3,311
	2012	$13.154	$14.724	1,249
	2013	$14.724	$21.349	3,244
	2014	$21.349	$22.230	3,053
	2015	$22.230	$24.430	2,790

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.661	$19.812	17,485
	2007	$19.812	$16.085	16,535
	2008	$16.085	$9.779	88,008
	2009	$9.779	$12.332	73,826
	2010	$12.332	$15.679	61,930
	2011	$15.679	$16.260	51,391
	2012	$16.260	$18.452	38,252
	2013	$18.452	$18.428	33,206
	2014	$18.428	$23.410	23,789
	2015	$23.410	$23.418	22,021

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.612	$21.376	3,116
	2007	$21.376	$28.870	1,877
	2008	$28.870	$9.979	11,408
	2009	$9.979	$20.880	11,084
	2010	$20.880	$25.995	11,481
	2011	$25.995	$18.948	11,119
	2012	$18.948	$24.140	10,610
	2013	$24.140	$26.541	8,450
	2014	$26.541	$25.942	6,411
	2015	$25.942	$21.899	6,450

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.457	$22.554	1,962
	2007	$22.554	$32.174	3,637
	2008	$32.174	$17.012	22,455
	2009	$17.012	$26.304	22,286
	2010	$26.304	$33.366	15,744
	2011	$33.366	$27.362	16,181
	2012	$27.362	$27.764	15,287
	2013	$27.764	$30.121	13,904
	2014	$30.121	$23.915	14,335
	2015	$23.915	$15.621	16,040

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.709	$10.355	1,200
	2007	$10.355	$10.574	1,948
	2008	$10.574	$9.019	16,394
	2009	$9.019	$10.080	14,539
	2010	$10.080	$10.386	11,150
	2011	$10.386	$9.963	13,458
	2012	$9.963	$9.908	5,464
	2013	$9.908	$10.216	6,366
	2014	$10.216	$9.920	2,773
	2015	$9.920	$9.808	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.998	$11.912	27,881
	2007	$11.912	$11.652	10,887
	2008	$11.652	$7.904	71,077
	2009	$7.904	$12.013	56,054
	2010	$12.013	$13.523	52,022
	2011	$13.523	$13.443	47,201
	2012	$13.443	$15.578	39,499
	2013	$15.578	$16.216	31,679
	2014	$16.216	$15.676	24,181
	2015	$15.676	$14.451	21,557

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.387	$13.289	251
	2007	$13.289	$17.362	210
	2008	$17.362	$9.322	3,809
	2009	$9.322	$13.781	2,843
	2010	$13.781	$15.362	2,643
	2011	$15.362	$14.976	1,121
	2012	$14.976	$17.319	1,037
	2013	$17.319	$22.901	909
	2014	$22.901	$25.487	834
	2015	$25.487	$26.481	701

Alger Large Cap Growth Portfolio - Class S
	2006	$11.016	$11.337	582
	2007	$11.337	$13.304	511
	2008	$13.304	$7.009	736
	2009	$7.009	$10.125	641
	2010	$10.125	$11.214	641
	2011	$11.214	$10.918	641
	2012	$10.918	$11.714	64
	2013	$11.714	$15.465	58
	2014	$15.465	$16.773	53
	2015	$16.773	$16.677	52

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.363	$12.250	1,917
	2007	$12.250	$15.774	1,484
	2008	$15.774	$6.426	3,684
	2009	$6.426	$9.538	2,991
	2010	$9.538	$11.124	2,459
	2011	$11.124	$9.976	2,036
	2012	$9.976	$11.321	690
	2013	$11.321	$15.038	280
	2014	$15.038	$15.871	270
	2015	$15.871	$15.275	259

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.473	0
	2008	$9.473	$5.893	0
	2009	$5.893	$7.479	0
	2010	$7.479	$8.555	0
	2011	$8.555	$7.873	0
	2012	$7.873	$8.880	0
	2013	$8.880	$11.513	0
	2014	$11.513	$12.346	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.712	0
	2008	$9.712	$6.133	0
	2009	$6.133	$7.491	0
	2010	$7.491	$8.044	0
	2011	$8.044	$8.282	0
	2012	$8.282	$9.465	0
	2013	$9.465	$12.291	0
	2014	$12.291	$13.470	0
	2015	$13.470	$12.835	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.349	$10.878	0
	2007	$10.878	$12.289	0
	2008	$12.289	$8.571	2,210
	2009	$8.571	$10.826	2,210
	2010	$10.826	$12.103	2,210
	2011	$12.103	$11.539	2,210
	2012	$11.539	$12.705	0
	2013	$12.705	$14.375	0
	2014	$14.375	$14.883	0
	2015	$14.883	$14.592	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.968	$14.176	8,263
	2007	$14.176	$16.312	7,188
	2008	$16.312	$9.170	19,287
	2009	$9.170	$12.186	8,927
	2010	$12.186	$13.979	8,674
	2011	$13.979	$13.332	8,680
	2012	$13.332	$15.189	5,668
	2013	$15.189	$19.512	2,157
	2014	$19.512	$21.373	978
	2015	$21.373	$21.054	736

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.170	$13.143	154
	2007	$13.143	$13.056	157
	2008	$13.056	$7.324	11,541
	2009	$7.324	$9.332	3,214
	2010	$9.332	$10.520	3,141
	2011	$10.520	$10.389	3,114
	2012	$10.389	$11.929	405
	2013	$11.929	$14.959	278
	2014	$14.959	$15.919	210
	2015	$15.919	$14.954	185

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.997	$10.261	8,120
	2007	$10.261	$10.564	7,070
	2008	$10.564	$10.650	22,428
	2009	$10.650	$10.497	13,102
	2010	$10.497	$10.305	14,327
	2011	$10.305	$10.111	9,778
	2012	$10.111	$9.919	5,756
	2013	$9.919	$9.732	5,329
	2014	$9.732	$9.548	4,900
	2015	$9.548	$9.367	4,312

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.101	$10.561	129
	2007	$10.561	$13.121	129
	2008	$13.121	$6.782	4,991
	2009	$6.782	$8.514	2,528
	2010	$8.514	$10.345	2,133
	2011	$10.345	$10.145	733
	2012	$10.145	$11.386	415
	2013	$11.386	$15.190	381
	2014	$15.190	$16.543	333
	2015	$16.543	$17.349	314

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.887	$12.330	7,027
	2007	$12.330	$12.721	6,963
	2008	$12.721	$7.842	23,853
	2009	$7.842	$9.716	15,967
	2010	$9.716	$10.936	15,476
	2011	$10.936	$10.920	11,082
	2012	$10.920	$12.386	6,365
	2013	$12.386	$16.028	3,620
	2014	$16.028	$17.813	2,824
	2015	$17.813	$17.664	2,396

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.160	$10.380	3,061
	2007	$10.380	$10.597	2,975
	2008	$10.597	$10.036	7,293
	2009	$10.036	$11.368	5,296
	2010	$11.368	$11.994	5,455
	2011	$11.994	$12.595	3,337
	2012	$12.595	$13.047	1,916
	2013	$13.047	$12.535	1,648
	2014	$12.535	$12.987	1,373
	2015	$12.987	$12.632	1,186

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.674	$14.643	37
	2007	$14.643	$16.813	37
	2008	$16.813	$9.243	5,779
	2009	$9.243	$11.445	4,512
	2010	$11.445	$12.668	4,335
	2011	$12.668	$10.272	2,129
	2012	$10.272	$12.130	1,787
	2013	$12.130	$15.490	1,577
	2014	$15.490	$13.935	1,779
	2015	$13.935	$14.121	1,496

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.705	2,339

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.764	$12.855	0
	2007	$12.855	$15.478	0
	2008	$15.478	$8.998	1,797
	2009	$8.998	$11.236	474
	2010	$11.236	$12.259	463
	2011	$12.259	$11.237	457
	2012	$11.237	$11.511	511
	2013	$11.511	$13.264	516
	2014	$13.264	$13.376	546
	2015	$13.376	$13.287	524

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.309	0
	2013	$9.309	$12.767	0
	2014	$12.767	$13.547	0
	2015	$13.547	$13.921	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.919	$11.361	0
	2007	$11.361	$12.452	0
	2008	$12.452	$7.008	0
	2009	$7.008	$8.299	0
	2010	$8.299	$9.380	0
	2011	$9.380	$8.455	0
	2012	$8.455	$9.691	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.759	0
	2007	$10.759	$11.385	0
	2008	$11.385	$7.782	117
	2009	$7.782	$9.771	117
	2010	$9.771	$10.472	117
	2011	$10.472	$10.243	117
	2012	$10.243	$11.416	117
	2013	$11.416	$14.439	0
	2014	$14.439	$15.277	0
	2015	$15.277	$14.087	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.687	3,399
	2012	$11.687	$11.718	1,704
	2013	$11.718	$11.168	162
	2014	$11.168	$11.381	162
	2015	$11.381	$11.171	161

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.869	$13.504	483
	2007	$13.504	$13.581	498
	2008	$13.581	$9.031	7,108
	2009	$9.031	$10.996	7,229
	2010	$10.996	$12.102	7,067
	2011	$12.102	$11.604	3,285
	2012	$11.604	$13.016	2,665
	2013	$13.016	$17.081	2,394
	2014	$17.081	$18.426	2,100
	2015	$18.426	$17.477	1,860

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.505	$12.527	7,260
	2007	$12.527	$13.428	7,032
	2008	$13.428	$9.395	7,139
	2009	$9.395	$11.968	6,750
	2010	$11.968	$13.358	6,678
	2011	$13.358	$12.253	6,823
	2012	$12.253	$13.296	3,464
	2013	$13.296	$16.756	1,323
	2014	$16.756	$17.123	484
	2015	$17.123	$16.078	318

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.051	$12.405	265
	2007	$12.405	$14.309	251
	2008	$14.309	$7.463	304
	2009	$7.463	$11.448	258
	2010	$11.448	$14.294	54
	2011	$14.294	$12.710	0
	2012	$12.710	$13.918	0
	2013	$13.918	$18.651	0
	2014	$18.651	$19.704	0
	2015	$19.704	$19.531	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.057	$12.252	3,214
	2007	$12.252	$12.182	3,109
	2008	$12.182	$5.747	4,282
	2009	$5.747	$8.330	3,523
	2010	$8.330	$8.739	2,482
	2011	$8.739	$8.282	1,299
	2012	$8.282	$9.559	1,003
	2013	$9.559	$12.497	101
	2014	$12.497	$13.043	22
	2015	$13.043	$11.431	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.269	$10.388	4,008
	2007	$10.388	$10.904	3,888
	2008	$10.904	$10.859	3,318
	2009	$10.859	$10.744	3,523
	2010	$10.744	$11.055	3,633
	2011	$11.055	$11.102	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.882	1,065
	2009	$6.882	$12.090	877
	2010	$12.090	$14.827	724
	2011	$14.827	$9.842	133
	2012	$9.842	$10.927	133
	2013	$10.927	$12.250	132
	2014	$12.250	$10.563	131
	2015	$10.563	$9.450	131

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.136	$13.700	6,900
	2007	$13.700	$14.402	6,759
	2008	$14.402	$10.187	15,614
	2009	$10.187	$13.283	9,872
	2010	$13.283	$15.033	9,600
	2011	$15.033	$14.308	7,664
	2012	$14.308	$15.550	4,724
	2013	$15.550	$19.192	2,578
	2014	$19.192	$20.416	1,704
	2015	$20.416	$19.289	1,018

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.933	$13.071	146
	2007	$13.071	$12.038	145
	2008	$12.038	$7.567	427
	2009	$7.567	$7.159	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.165	$12.094	3,160
	2007	$12.094	$13.084	3,133
	2008	$13.084	$10.774	4,946
	2009	$10.774	$13.273	5,609
	2010	$13.273	$14.078	5,673
	2011	$14.078	$13.998	5,605
	2012	$13.998	$15.569	3,185
	2013	$15.569	$18.297	1,208
	2014	$18.297	$19.428	620
	2015	$19.428	$19.138	502

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.735	$13.592	137
	2007	$13.592	$15.766	136
	2008	$15.766	$14.811	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.624	$13.514	0
	2007	$13.514	$18.112	0
	2008	$18.112	$9.895	2,499
	2009	$9.895	$14.173	1,280
	2010	$14.173	$14.805	763
	2011	$14.805	$13.516	0
	2012	$13.516	$16.422	0
	2013	$16.422	$21.086	0
	2014	$21.086	$22.437	0
	2015	$22.437	$24.638	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.275	$13.340	252
	2007	$13.340	$13.887	261
	2008	$13.887	$8.686	3,021
	2009	$8.686	$10.443	1,174
	2010	$10.443	$11.190	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.452	$12.087	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.776	$12.448	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.360	1,867

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.213	398
	2014	$15.213	$15.302	338
	2015	$15.302	$14.347	325

MFS® High Income Series - Service Class
	2006	$10.610	$11.449	287
	2007	$11.449	$11.403	289
	2008	$11.403	$7.980	1,699
	2009	$7.980	$11.369	401
	2010	$11.369	$12.759	392
	2011	$12.759	$13.000	393
	2012	$13.000	$14.592	384
	2013	$14.592	$14.755	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.653	$11.214	0
	2007	$11.214	$12.213	0
	2008	$12.213	$7.550	7,287
	2009	$7.550	$10.302	6,634
	2010	$10.302	$11.335	6,657
	2011	$11.335	$11.161	2,630
	2012	$11.161	$12.775	2,463
	2013	$12.775	$16.299	2,274
	2014	$16.299	$17.766	2,131
	2015	$17.766	$17.908	0

MFS® Investors Trust Series - Service Class
	2006	$11.292	$12.484	2,626
	2007	$12.484	$13.474	2,504
	2008	$13.474	$8.823	2,154
	2009	$8.823	$10.954	2,472
	2010	$10.954	$11.915	1,644
	2011	$11.915	$11.406	980
	2012	$11.406	$13.296	693
	2013	$13.296	$17.183	0
	2014	$17.183	$18.662	0
	2015	$18.662	$18.299	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.195	$11.295	0
	2007	$11.295	$11.329	0
	2008	$11.329	$6.721	0
	2009	$6.721	$10.742	760
	2010	$10.742	$14.326	392
	2011	$14.326	$12.579	0
	2012	$12.579	$14.918	0
	2013	$14.918	$20.668	0
	2014	$20.668	$18.755	0
	2015	$18.755	$18.004	0

MFS® Total Return Series - Service Class
	2006	$10.799	$11.826	1,550
	2007	$11.826	$12.056	1,492
	2008	$12.056	$9.187	5,971
	2009	$9.187	$10.610	2,013
	2010	$10.610	$11.411	1,720
	2011	$11.411	$11.372	1,577
	2012	$11.372	$12.375	1,091
	2013	$12.375	$14.415	736
	2014	$14.415	$15.306	521
	2015	$15.306	$14.928	464

MFS® Value Series - Service Class
	2006	$11.613	$13.729	180
	2007	$13.729	$14.489	33
	2008	$14.489	$9.560	3,261
	2009	$9.560	$11.484	460
	2010	$11.484	$12.529	484
	2011	$12.529	$12.234	476
	2012	$12.234	$13.907	480
	2013	$13.907	$18.500	413
	2014	$18.500	$20.000	394
	2015	$20.000	$19.437	386

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.679	$11.767	0
	2007	$11.767	$12.239	0
	2008	$12.239	$6.098	1,169
	2009	$6.098	$7.911	933
	2010	$7.911	$9.869	743
	2011	$9.869	$9.763	0
	2012	$9.763	$11.125	0
	2013	$11.125	$14.802	0
	2014	$14.802	$15.323	0
	2015	$15.323	$15.986	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.681	$14.601	1,378
	2007	$14.601	$15.193	1,243
	2008	$15.193	$8.893	7,844
	2009	$8.893	$12.157	2,670
	2010	$12.157	$13.799	2,115
	2011	$13.799	$12.383	1,273
	2012	$12.383	$14.692	475
	2013	$14.692	$18.304	127
	2014	$18.304	$18.325	127
	2015	$18.325	$18.637	122

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.127	$13.641	727
	2007	$13.641	$13.194	325
	2008	$13.194	$8.024	6,461
	2009	$8.024	$10.775	5,119
	2010	$10.775	$13.007	4,684
	2011	$13.007	$12.456	2,023
	2012	$12.456	$14.378	1,366
	2013	$14.378	$19.835	1,169
	2014	$19.835	$21.726	1,098
	2015	$21.726	$20.015	1,026

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.655	$10.682	1,117
	2007	$10.682	$10.859	0
	2008	$10.859	$10.399	5,554
	2009	$10.399	$11.796	3,818
	2010	$11.796	$12.555	3,920
	2011	$12.555	$13.151	2,012
	2012	$13.151	$14.299	1,792
	2013	$14.299	$14.098	2,050
	2014	$14.098	$15.374	1,975
	2015	$15.374	$15.126	1,816

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.989	$10.253	474
	2007	$10.253	$10.548	415
	2008	$10.548	$10.580	684
	2009	$10.580	$10.391	1,236
	2010	$10.391	$10.199	1,761
	2011	$10.199	$10.011	812
	2012	$10.011	$9.827	823
	2013	$9.827	$9.646	883
	2014	$9.646	$9.464	850
	2015	$9.464	$9.286	838

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.558	$10.432	552
	2007	$10.432	$11.325	459
	2008	$11.325	$10.328	9,728
	2009	$10.328	$11.995	4,357
	2010	$11.995	$12.722	4,362
	2011	$12.722	$13.938	2,412
	2012	$13.938	$14.869	1,746
	2013	$14.869	$13.242	1,794
	2014	$13.242	$13.392	1,808
	2015	$13.392	$12.782	1,711

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.282	$10.476	6,271
	2007	$10.476	$11.177	4,775
	2008	$11.177	$11.493	11,281
	2009	$11.493	$12.861	7,052
	2010	$12.861	$13.641	6,399
	2011	$13.641	$13.865	4,249
	2012	$13.865	$14.906	2,131
	2013	$14.906	$14.336	1,698
	2014	$14.336	$14.665	1,699
	2015	$14.665	$14.451	1,552

Premier VIT OpCap Balanced Portfolio
	2006	$10.850	$11.794	3,829
	2007	$11.794	$11.055	4,052
	2008	$11.055	$7.463	8,555
	2009	$7.463	$7.188	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.464	$11.433	297
	2007	$11.433	$11.924	296
	2008	$11.924	$10.771	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.816	$11.601	577
	2007	$11.601	$12.801	238
	2008	$12.801	$7.201	9,033
	2009	$7.201	$10.017	7,721
	2010	$10.017	$11.399	7,497
	2011	$11.399	$11.335	3,416
	2012	$11.335	$13.111	3,151
	2013	$13.111	$18.116	2,641
	2014	$18.116	$19.343	2,456
	2015	$19.343	$21.024	1,949

T. Rowe Price Equity Income Portfolio - II
	2006	$11.241	$13.085	545
	2007	$13.085	$13.223	321
	2008	$13.223	$8.267	13,567
	2009	$8.267	$10.158	10,548
	2010	$10.158	$11.435	10,360
	2011	$11.435	$11.103	6,337
	2012	$11.103	$12.735	3,346
	2013	$12.735	$16.167	3,110
	2014	$16.167	$16.986	2,891
	2015	$16.986	$15.480	2,711

UIF Growth Portfolio, Class II
	2006	$11.703	$11.919	86
	2007	$11.919	$14.224	74
	2008	$14.224	$7.068	104
	2009	$7.068	$11.451	79
	2010	$11.451	$13.773	72
	2011	$13.773	$13.101	75
	2012	$13.101	$14.658	73
	2013	$14.658	$21.242	60
	2014	$21.242	$22.107	13
	2015	$22.107	$24.282	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.647	$19.782	3,080
	2007	$19.782	$16.053	3,529
	2008	$16.053	$9.754	11,287
	2009	$9.754	$12.295	5,378
	2010	$12.295	$15.623	3,768
	2011	$15.623	$16.195	3,576
	2012	$16.195	$18.368	1,847
	2013	$18.368	$18.335	1,342
	2014	$18.335	$23.280	787
	2015	$23.280	$23.277	674

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.597	$21.344	0
	2007	$21.344	$28.812	0
	2008	$28.812	$9.954	1,194
	2009	$9.954	$20.818	2,799
	2010	$20.818	$25.904	852
	2011	$25.904	$18.872	233
	2012	$18.872	$24.031	0
	2013	$24.031	$26.408	0
	2014	$26.408	$25.798	0
	2015	$25.798	$21.767	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.439	$22.520	0
	2007	$22.520	$32.110	0
	2008	$32.110	$16.970	2,758
	2009	$16.970	$26.225	2,889
	2010	$26.225	$33.249	488
	2011	$33.249	$27.252	85
	2012	$27.252	$27.638	0
	2013	$27.638	$29.969	0
	2014	$29.969	$23.783	0
	2015	$23.783	$15.527	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.700	$10.340	0
	2007	$10.340	$10.553	0
	2008	$10.553	$8.997	0
	2009	$8.997	$10.050	0
	2010	$10.050	$10.349	0
	2011	$10.349	$9.923	0
	2012	$9.923	$9.863	0
	2013	$9.863	$10.164	0
	2014	$10.164	$9.865	0
	2015	$9.865	$9.752	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.987	$11.894	5,516
	2007	$11.894	$11.628	5,382
	2008	$11.628	$7.884	10,288
	2009	$7.884	$11.977	7,854
	2010	$11.977	$13.476	7,086
	2011	$13.476	$13.389	4,825
	2012	$13.389	$15.508	2,931
	2013	$15.508	$16.135	1,818
	2014	$16.135	$15.589	1,568
	2015	$15.589	$14.363	1,485

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.375	$13.269	0
	2007	$13.269	$17.328	0
	2008	$17.328	$9.299	0
	2009	$9.299	$13.739	0
	2010	$13.739	$15.308	0
	2011	$15.308	$14.916	0
	2012	$14.916	$17.241	0
	2013	$17.241	$22.786	0
	2014	$22.786	$25.345	0
	2015	$25.345	$26.321	472

Alger Large Cap Growth Portfolio - Class S
	2006	$11.006	$11.321	0
	2007	$11.321	$13.278	0
	2008	$13.278	$6.991	0
	2009	$6.991	$10.094	0
	2010	$10.094	$11.175	0
	2011	$11.175	$10.874	0
	2012	$10.874	$11.661	0
	2013	$11.661	$15.387	0
	2014	$15.387	$16.680	0
	2015	$16.680	$16.576	715

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.352	$12.232	0
	2007	$12.232	$15.742	0
	2008	$15.742	$6.410	818
	2009	$6.410	$9.510	818
	2010	$9.510	$11.085	818
	2011	$11.085	$9.935	0
	2012	$9.935	$11.270	0
	2013	$11.270	$14.962	0
	2014	$14.962	$15.783	0
	2015	$15.783	$15.182	0

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.469	0
	2008	$9.469	$5.888	1,614
	2009	$5.888	$7.469	0
	2010	$7.469	$8.539	0
	2011	$8.539	$7.854	0
	2012	$7.854	$8.854	0
	2013	$8.854	$11.474	0
	2014	$11.474	$12.298	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.708	0
	2008	$9.708	$6.128	2,118
	2009	$6.128	$7.480	2,118
	2010	$7.480	$8.029	2,118
	2011	$8.029	$8.262	0
	2012	$8.262	$9.438	0
	2013	$9.438	$12.250	0
	2014	$12.250	$13.417	0
	2015	$13.417	$12.778	935

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.339	$10.862	0
	2007	$10.862	$12.265	0
	2008	$12.265	$8.549	1,449
	2009	$8.549	$10.793	1,277
	2010	$10.793	$12.061	1,056
	2011	$12.061	$11.493	1,905
	2012	$11.493	$12.647	1,086
	2013	$12.647	$14.303	955
	2014	$14.303	$14.801	930
	2015	$14.801	$14.503	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.955	$14.155	0
	2007	$14.155	$16.279	0
	2008	$16.279	$9.147	3,454
	2009	$9.147	$12.150	1,769
	2010	$12.150	$13.929	154
	2011	$13.929	$13.278	154
	2012	$13.278	$15.120	154
	2013	$15.120	$19.414	0
	2014	$19.414	$21.254	2,525
	2015	$21.254	$20.926	3,102

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.160	$13.123	0
	2007	$13.123	$13.030	0
	2008	$13.030	$7.306	13,790
	2009	$7.306	$9.304	9,851
	2010	$9.304	$10.483	0
	2011	$10.483	$10.347	0
	2012	$10.347	$11.875	0
	2013	$11.875	$14.883	0
	2014	$14.883	$15.831	3,339
	2015	$15.831	$14.864	3,339

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.987	$10.245	0
	2007	$10.245	$10.543	0
	2008	$10.543	$10.623	65,486
	2009	$10.623	$10.465	67,465
	2010	$10.465	$10.269	52,848
	2011	$10.269	$10.070	52,967
	2012	$10.070	$9.874	53,458
	2013	$9.874	$9.683	69,264
	2014	$9.683	$9.495	59,070
	2015	$9.495	$9.311	47,967

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.091	$10.545	0
	2007	$10.545	$13.095	0
	2008	$13.095	$6.765	1,405
	2009	$6.765	$8.488	0
	2010	$8.488	$10.308	0
	2011	$10.308	$10.105	0
	2012	$10.105	$11.334	0
	2013	$11.334	$15.114	0
	2014	$15.114	$16.451	0
	2015	$16.451	$17.244	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.877	$12.312	0
	2007	$12.312	$12.696	0
	2008	$12.696	$7.822	3,478
	2009	$7.822	$9.687	3,295
	2010	$9.687	$10.897	2,925
	2011	$10.897	$10.876	1,336
	2012	$10.876	$12.330	1,275
	2013	$12.330	$15.947	859
	2014	$15.947	$17.714	771
	2015	$17.714	$17.557	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.150	$10.364	0
	2007	$10.364	$10.576	0
	2008	$10.576	$10.011	12,178
	2009	$10.011	$11.334	12,284
	2010	$11.334	$11.952	4,970
	2011	$11.952	$12.544	2,861
	2012	$12.544	$12.988	2,861
	2013	$12.988	$12.471	2,861
	2014	$12.471	$12.915	2,861
	2015	$12.915	$12.556	1,153

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.661	$14.622	0
	2007	$14.622	$16.780	0
	2008	$16.780	$9.220	4,501
	2009	$9.220	$11.410	2,609
	2010	$11.410	$12.623	326
	2011	$12.623	$10.231	326
	2012	$10.231	$12.075	326
	2013	$12.075	$15.412	0
	2014	$15.412	$13.857	0
	2015	$13.857	$14.035	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.702	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.752	$12.836	3,993
	2007	$12.836	$15.447	3,725
	2008	$15.447	$8.975	4,744
	2009	$8.975	$11.203	1,054
	2010	$11.203	$12.215	0
	2011	$12.215	$11.192	0
	2012	$11.192	$11.459	0
	2013	$11.459	$13.197	0
	2014	$13.197	$13.302	0
	2015	$13.302	$13.207	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.267	0
	2013	$9.267	$12.703	0
	2014	$12.703	$13.472	0
	2015	$13.472	$13.837	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.909	$11.344	0
	2007	$11.344	$12.427	0
	2008	$12.427	$6.990	0
	2009	$6.990	$8.274	0
	2010	$8.274	$9.347	0
	2011	$9.347	$8.421	0
	2012	$8.421	$9.651	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.756	0
	2007	$10.756	$11.376	0
	2008	$11.376	$7.772	0
	2009	$7.772	$9.752	0
	2010	$9.752	$10.447	0
	2011	$10.447	$10.213	0
	2012	$10.213	$11.377	0
	2013	$11.377	$14.383	0
	2014	$14.383	$15.209	0
	2015	$15.209	$14.017	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.640	2,195
	2012	$11.640	$11.665	2,356
	2013	$11.665	$11.111	2,453
	2014	$11.111	$11.317	2,440
	2015	$11.317	$11.104	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.858	$13.484	0
	2007	$13.484	$13.554	0
	2008	$13.554	$9.009	8,879
	2009	$9.009	$10.963	8,878
	2010	$10.963	$12.059	13,530
	2011	$12.059	$11.557	13,530
	2012	$11.557	$12.957	13,530
	2013	$12.957	$16.995	6,103
	2014	$16.995	$18.324	6,103
	2015	$18.324	$17.371	6,584

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.494	$12.508	0
	2007	$12.508	$13.402	0
	2008	$13.402	$9.371	4,243
	2009	$9.371	$11.932	3,223
	2010	$11.932	$13.311	4,687
	2011	$13.311	$12.203	5,385
	2012	$12.203	$13.235	4,687
	2013	$13.235	$16.671	2,523
	2014	$16.671	$17.028	2,523
	2015	$17.028	$15.981	3,032

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.039	$12.386	0
	2007	$12.386	$14.281	0
	2008	$14.281	$7.444	0
	2009	$7.444	$11.414	0
	2010	$11.414	$14.244	0
	2011	$14.244	$12.659	0
	2012	$12.659	$13.855	0
	2013	$13.855	$18.557	0
	2014	$18.557	$19.595	0
	2015	$19.595	$19.413	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.047	$12.234	0
	2007	$12.234	$12.157	0
	2008	$12.157	$5.733	0
	2009	$5.733	$8.305	0
	2010	$8.305	$8.708	0
	2011	$8.708	$8.249	0
	2012	$8.249	$9.515	0
	2013	$9.515	$12.434	0
	2014	$12.434	$12.970	0
	2015	$12.970	$11.362	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.259	$10.372	0
	2007	$10.372	$10.883	0
	2008	$10.883	$10.832	2,258
	2009	$10.832	$10.712	2,578
	2010	$10.712	$11.016	2,317
	2011	$11.016	$11.061	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.865	1,365
	2009	$6.865	$12.053	1,181
	2010	$12.053	$14.775	0
	2011	$14.775	$9.802	0
	2012	$9.802	$10.877	0
	2013	$10.877	$12.189	0
	2014	$12.189	$10.505	0
	2015	$10.505	$9.393	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.124	$13.679	0
	2007	$13.679	$14.373	0
	2008	$14.373	$10.161	6,136
	2009	$10.161	$13.243	4,254
	2010	$13.243	$14.980	848
	2011	$14.980	$14.250	1,523
	2012	$14.250	$15.479	888
	2013	$15.479	$19.095	717
	2014	$19.095	$20.303	673
	2015	$20.303	$19.172	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.929	$13.060	0
	2007	$13.060	$12.021	0
	2008	$12.021	$7.553	0
	2009	$7.553	$7.144	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.154	$12.077	0
	2007	$12.077	$13.058	0
	2008	$13.058	$10.747	1,150
	2009	$10.747	$13.233	1,042
	2010	$13.233	$14.029	908
	2011	$14.029	$13.942	916
	2012	$13.942	$15.498	887
	2013	$15.498	$18.205	751
	2014	$18.205	$19.321	710
	2015	$19.321	$19.022	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.724	$13.572	0
	2007	$13.572	$15.735	0
	2008	$15.735	$14.779	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.612	$13.494	0
	2007	$13.494	$18.076	0
	2008	$18.076	$9.870	0
	2009	$9.870	$14.131	0
	2010	$14.131	$14.753	0
	2011	$14.753	$13.462	0
	2012	$13.462	$16.348	0
	2013	$16.348	$20.980	0
	2014	$20.980	$22.313	0
	2015	$22.313	$24.489	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.263	$13.320	0
	2007	$13.320	$13.860	0
	2008	$13.860	$8.664	1,774
	2009	$8.664	$10.411	211
	2010	$10.411	$11.154	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.442	$12.069	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.766	$12.430	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.255	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.136	0
	2014	$15.136	$15.217	0
	2015	$15.217	$14.260	0

MFS® High Income Series - Service Class
	2006	$10.600	$11.432	0
	2007	$11.432	$11.381	0
	2008	$11.381	$7.960	0
	2009	$7.960	$11.335	0
	2010	$11.335	$12.714	0
	2011	$12.714	$12.947	755
	2012	$12.947	$14.526	0
	2013	$14.526	$14.684	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.642	$11.198	0
	2007	$11.198	$12.189	0
	2008	$12.189	$7.531	253
	2009	$7.531	$10.271	253
	2010	$10.271	$11.295	0
	2011	$11.295	$11.116	0
	2012	$11.116	$12.717	0
	2013	$12.717	$16.217	0
	2014	$16.217	$17.668	0
	2015	$17.668	$17.807	0

MFS® Investors Trust Series - Service Class
	2006	$11.281	$12.466	0
	2007	$12.466	$13.448	0
	2008	$13.448	$8.801	0
	2009	$8.801	$10.921	0
	2010	$10.921	$11.873	0
	2011	$11.873	$11.360	0
	2012	$11.360	$13.236	0
	2013	$13.236	$17.097	0
	2014	$17.097	$18.559	0
	2015	$18.559	$18.189	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.185	$11.278	0
	2007	$11.278	$11.306	0
	2008	$11.306	$6.704	0
	2009	$6.704	$10.710	0
	2010	$10.710	$14.275	0
	2011	$14.275	$12.529	0
	2012	$12.529	$14.851	0
	2013	$14.851	$20.563	0
	2014	$20.563	$18.651	0
	2015	$18.651	$17.895	0

MFS® Total Return Series - Service Class
	2006	$10.788	$11.808	0
	2007	$11.808	$12.032	0
	2008	$12.032	$9.164	2,383
	2009	$9.164	$10.578	1,300
	2010	$10.578	$11.371	1,121
	2011	$11.371	$11.326	1,128
	2012	$11.326	$12.319	1,115
	2013	$12.319	$14.342	952
	2014	$14.342	$15.221	901
	2015	$15.221	$14.838	0

MFS® Value Series - Service Class
	2006	$11.602	$13.709	0
	2007	$13.709	$14.461	0
	2008	$14.461	$9.536	0
	2009	$9.536	$11.449	0
	2010	$11.449	$12.485	0
	2011	$12.485	$12.185	0
	2012	$12.185	$13.844	0
	2013	$13.844	$18.407	0
	2014	$18.407	$19.889	0
	2015	$19.889	$19.319	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.675	$11.757	0
	2007	$11.757	$12.222	0
	2008	$12.222	$6.086	0
	2009	$6.086	$7.893	0
	2010	$7.893	$9.841	0
	2011	$9.841	$9.730	0
	2012	$9.730	$11.082	0
	2013	$11.082	$14.737	0
	2014	$14.737	$15.248	0
	2015	$15.248	$15.900	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.669	$14.579	0
	2007	$14.579	$15.163	0
	2008	$15.163	$8.871	4,442
	2009	$8.871	$12.121	4,442
	2010	$12.121	$13.751	6,978
	2011	$13.751	$12.333	6,978
	2012	$12.333	$14.626	6,978
	2013	$14.626	$18.212	8,293
	2014	$18.212	$18.224	8,293
	2015	$18.224	$18.524	8,741

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.115	$13.620	0
	2007	$13.620	$13.167	0
	2008	$13.167	$8.004	4,623
	2009	$8.004	$10.742	4,623
	2010	$10.742	$12.961	5,980
	2011	$12.961	$12.406	5,980
	2012	$12.406	$14.313	5,980
	2013	$14.313	$19.735	4,338
	2014	$19.735	$21.606	3,890
	2015	$21.606	$19.894	3,011

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.645	$10.666	0
	2007	$10.666	$10.837	0
	2008	$10.837	$10.373	243
	2009	$10.373	$11.760	243
	2010	$11.760	$12.511	2,138
	2011	$12.511	$13.098	0
	2012	$13.098	$14.235	0
	2013	$14.235	$14.027	0
	2014	$14.027	$15.288	0
	2015	$15.288	$15.034	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.980	$10.237	0
	2007	$10.237	$10.527	0
	2008	$10.527	$10.554	0
	2009	$10.554	$10.360	168
	2010	$10.360	$10.163	226
	2011	$10.163	$9.971	223
	2012	$9.971	$9.782	220
	2013	$9.782	$9.597	0
	2014	$9.597	$9.411	0
	2015	$9.411	$9.230	1,133

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.548	$10.416	0
	2007	$10.416	$11.303	0
	2008	$11.303	$10.302	6,163
	2009	$10.302	$11.959	5,258
	2010	$11.959	$12.677	7,554
	2011	$12.677	$13.882	4,528
	2012	$13.882	$14.802	4,528
	2013	$14.802	$13.176	4,197
	2014	$13.176	$13.318	4,197
	2015	$13.318	$12.705	4,197

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.272	$10.460	0
	2007	$10.460	$11.154	0
	2008	$11.154	$11.464	16,322
	2009	$11.464	$12.822	22,266
	2010	$12.822	$13.593	16,747
	2011	$13.593	$13.810	13,175
	2012	$13.810	$14.838	15,904
	2013	$14.838	$14.264	7,364
	2014	$14.264	$14.584	7,348
	2015	$14.584	$14.364	3,747

Premier VIT OpCap Balanced Portfolio
	2006	$10.840	$11.778	0
	2007	$11.778	$11.034	0
	2008	$11.034	$7.446	246
	2009	$7.446	$7.170	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.454	$11.416	0
	2007	$11.416	$11.900	0
	2008	$11.900	$10.750	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.806	$11.584	0
	2007	$11.584	$12.775	0
	2008	$12.775	$7.183	3,495
	2009	$7.183	$9.987	3,494
	2010	$9.987	$11.359	2,841
	2011	$11.359	$11.290	2,841
	2012	$11.290	$13.051	2,841
	2013	$13.051	$18.024	2,841
	2014	$18.024	$19.235	2,841
	2015	$19.235	$20.897	1,145

T. Rowe Price Equity Income Portfolio - II
	2006	$11.230	$13.065	0
	2007	$13.065	$13.197	0
	2008	$13.197	$8.247	6,961
	2009	$8.247	$10.128	5,804
	2010	$10.128	$11.394	1,117
	2011	$11.394	$11.059	1,155
	2012	$11.059	$12.677	1,084
	2013	$12.677	$16.086	850
	2014	$16.086	$16.892	809
	2015	$16.892	$15.386	0

UIF Growth Portfolio, Class II
	2006	$11.692	$11.902	0
	2007	$11.902	$14.196	0
	2008	$14.196	$7.050	0
	2009	$7.050	$11.416	0
	2010	$11.416	$13.725	0
	2011	$13.725	$13.048	0
	2012	$13.048	$14.591	0
	2013	$14.591	$21.135	0
	2014	$21.135	$21.984	0
	2015	$21.984	$24.135	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.633	$19.753	0
	2007	$19.753	$16.021	0
	2008	$16.021	$9.730	19,497
	2009	$9.730	$12.258	17,179
	2010	$12.258	$15.568	9,958
	2011	$15.568	$16.130	9,865
	2012	$16.130	$18.285	9,702
	2013	$18.285	$18.243	11,004
	2014	$18.243	$23.151	10,378
	2015	$23.151	$23.136	6,234

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.582	$21.313	0
	2007	$21.313	$28.755	0
	2008	$28.755	$9.929	0
	2009	$9.929	$20.755	0
	2010	$20.755	$25.813	0
	2011	$25.813	$18.796	0
	2012	$18.796	$23.922	0
	2013	$23.922	$26.275	0
	2014	$26.275	$25.655	0
	2015	$25.655	$21.635	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.421	$22.487	0
	2007	$22.487	$32.046	0
	2008	$32.046	$16.927	0
	2009	$16.927	$26.146	0
	2010	$26.146	$33.132	512
	2011	$33.132	$27.142	512
	2012	$27.142	$27.513	512
	2013	$27.513	$29.818	512
	2014	$29.818	$23.651	512
	2015	$23.651	$15.433	512

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.690	$10.324	0
	2007	$10.324	$10.532	0
	2008	$10.532	$8.974	0
	2009	$8.974	$10.020	0
	2010	$10.020	$10.313	0
	2011	$10.313	$9.883	0
	2012	$9.883	$9.818	0
	2013	$9.818	$10.113	0
	2014	$10.113	$9.810	0
	2015	$9.810	$9.695	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.976	$11.876	0
	2007	$11.876	$11.605	0
	2008	$11.605	$7.864	14,736
	2009	$7.864	$11.941	13,067
	2010	$11.941	$13.429	8,781
	2011	$13.429	$13.335	8,467
	2012	$13.335	$15.437	7,620
	2013	$15.437	$16.053	4,318
	2014	$16.053	$15.503	4,397
	2015	$15.503	$14.276	1,769

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.353	$13.230	0
	2007	$13.230	$17.259	0
	2008	$17.259	$9.253	4,939
	2009	$9.253	$13.657	2,028
	2010	$13.657	$15.200	1,468
	2011	$15.200	$14.796	1,417
	2012	$14.796	$17.084	2,056
	2013	$17.084	$22.556	1,248
	2014	$22.556	$25.065	1,796
	2015	$25.065	$26.003	1,479

Alger Large Cap Growth Portfolio - Class S
	2006	$10.984	$11.287	0
	2007	$11.287	$13.225	0
	2008	$13.225	$6.957	3,946
	2009	$6.957	$10.034	874
	2010	$10.034	$11.096	665
	2011	$11.096	$10.786	638
	2012	$10.786	$11.556	637
	2013	$11.556	$15.232	635
	2014	$15.232	$16.496	633
	2015	$16.496	$16.376	621

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.330	$12.196	560
	2007	$12.196	$15.680	560
	2008	$15.680	$6.378	7,069
	2009	$6.378	$9.452	7,168
	2010	$9.452	$11.007	5,739
	2011	$11.007	$9.856	4,139
	2012	$9.856	$11.168	2,232
	2013	$11.168	$14.812	435
	2014	$14.812	$15.608	436
	2015	$15.608	$14.999	425

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.463	0
	2008	$9.463	$5.878	448
	2009	$5.878	$7.448	3,641
	2010	$7.448	$8.507	1,483
	2011	$8.507	$7.817	1,312
	2012	$7.817	$8.803	1,311
	2013	$8.803	$11.396	989
	2014	$11.396	$12.203	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.702	0
	2008	$9.702	$6.117	7,386
	2009	$6.117	$7.460	7,097
	2010	$7.460	$7.999	14,533
	2011	$7.999	$8.223	13,756
	2012	$8.223	$9.384	703
	2013	$9.384	$12.166	430
	2014	$12.166	$13.312	1,326
	2015	$13.312	$12.665	1,341

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.319	$10.829	0
	2007	$10.829	$12.216	0
	2008	$12.216	$8.506	10,597
	2009	$8.506	$10.728	7,371
	2010	$10.728	$11.976	7,273
	2011	$11.976	$11.401	7,364
	2012	$11.401	$12.533	6,400
	2013	$12.533	$14.159	6,393
	2014	$14.159	$14.637	6,065
	2015	$14.637	$14.328	5,911

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.930	$14.113	2,092
	2007	$14.113	$16.214	1,893
	2008	$16.214	$9.101	28,684
	2009	$9.101	$12.077	21,642
	2010	$12.077	$13.832	17,751
	2011	$13.832	$13.171	14,157
	2012	$13.171	$14.983	6,476
	2013	$14.983	$19.219	3,804
	2014	$19.219	$21.019	3,788
	2015	$21.019	$20.673	3,118

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.138	$13.084	0
	2007	$13.084	$12.978	0
	2008	$12.978	$7.269	14,731
	2009	$7.269	$9.248	12,029
	2010	$9.248	$10.410	9,669
	2011	$10.410	$10.264	9,681
	2012	$10.264	$11.767	8,786
	2013	$11.767	$14.734	6,595
	2014	$14.734	$15.655	5,794
	2015	$15.655	$14.684	3,751

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.968	$10.215	3,989
	2007	$10.215	$10.501	3,779
	2008	$10.501	$10.570	20,703
	2009	$10.570	$10.403	22,027
	2010	$10.403	$10.197	20,364
	2011	$10.197	$9.989	27,521
	2012	$9.989	$9.785	40,094
	2013	$9.785	$9.585	9,189
	2014	$9.585	$9.390	7,866
	2015	$9.390	$9.198	5,306

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.071	$10.514	0
	2007	$10.514	$13.043	0
	2008	$13.043	$6.731	16,962
	2009	$6.731	$8.437	14,390
	2010	$8.437	$10.236	12,852
	2011	$10.236	$10.023	11,841
	2012	$10.023	$11.231	4,964
	2013	$11.231	$14.962	5,245
	2014	$14.962	$16.269	5,133
	2015	$16.269	$17.036	4,161

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.855	$12.275	932
	2007	$12.275	$12.645	898
	2008	$12.645	$7.783	23,795
	2009	$7.783	$9.629	21,289
	2010	$9.629	$10.821	19,513
	2011	$10.821	$10.788	16,944
	2012	$10.788	$12.218	13,671
	2013	$12.218	$15.787	6,520
	2014	$15.787	$17.518	6,022
	2015	$17.518	$17.345	3,348

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.130	$10.334	923
	2007	$10.334	$10.534	878
	2008	$10.534	$9.961	18,708
	2009	$9.961	$11.266	15,260
	2010	$11.266	$11.868	13,587
	2011	$11.868	$12.443	12,365
	2012	$12.443	$12.871	8,174
	2013	$12.871	$12.346	6,594
	2014	$12.346	$12.772	6,370
	2015	$12.772	$12.404	7,499

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.637	$14.579	0
	2007	$14.579	$16.713	0
	2008	$16.713	$9.174	11,572
	2009	$9.174	$11.341	10,646
	2010	$11.341	$12.534	10,245
	2011	$12.534	$10.149	10,325
	2012	$10.149	$11.966	9,298
	2013	$11.966	$15.257	3,568
	2014	$15.257	$13.704	3,357
	2015	$13.704	$13.865	2,679

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.696	48

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.730	$12.798	0
	2007	$12.798	$15.385	0
	2008	$15.385	$8.931	1,114
	2009	$8.931	$11.135	1,695
	2010	$11.135	$12.130	1,279
	2011	$12.130	$11.102	1,380
	2012	$11.102	$11.355	1,699
	2013	$11.355	$13.064	1,146
	2014	$13.064	$13.154	618
	2015	$13.154	$13.047	621

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.183	532
	2013	$9.183	$12.575	412
	2014	$12.575	$13.323	118
	2015	$13.323	$13.670	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.887	$11.311	0
	2007	$11.311	$12.377	0
	2008	$12.377	$6.956	778
	2009	$6.956	$8.224	764
	2010	$8.224	$9.281	526
	2011	$9.281	$8.353	534
	2012	$8.353	$9.570	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.748	0
	2007	$10.748	$11.356	0
	2008	$11.356	$7.750	699
	2009	$7.750	$9.716	575
	2010	$9.716	$10.397	574
	2011	$10.397	$10.154	574
	2012	$10.154	$11.300	419
	2013	$11.300	$14.271	223
	2014	$14.271	$15.075	223
	2015	$15.075	$13.880	1,430

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.546	5,139
	2012	$11.546	$11.560	2,171
	2013	$11.560	$10.999	1,790
	2014	$10.999	$11.192	1,709
	2015	$11.192	$10.969	1,582

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.835	$13.445	0
	2007	$13.445	$13.500	0
	2008	$13.500	$8.964	17,848
	2009	$8.964	$10.897	15,212
	2010	$10.897	$11.975	13,218
	2011	$11.975	$11.464	11,010
	2012	$11.464	$12.840	7,532
	2013	$12.840	$16.824	4,765
	2014	$16.824	$18.121	4,179
	2015	$18.121	$17.161	3,396

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.472	$12.471	1,223
	2007	$12.471	$13.348	1,118
	2008	$13.348	$9.325	16,857
	2009	$9.325	$11.860	15,391
	2010	$11.860	$13.218	14,593
	2011	$13.218	$12.105	15,355
	2012	$12.105	$13.116	9,134
	2013	$13.116	$16.504	3,559
	2014	$16.504	$16.839	3,521
	2015	$16.839	$15.788	3,362

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.016	$12.350	0
	2007	$12.350	$14.224	0
	2008	$14.224	$7.407	1,437
	2009	$7.407	$11.345	874
	2010	$11.345	$14.144	883
	2011	$14.144	$12.557	97
	2012	$12.557	$13.729	107
	2013	$13.729	$18.370	825
	2014	$18.370	$19.378	121
	2015	$19.378	$19.178	127

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.025	$12.197	0
	2007	$12.197	$12.109	0
	2008	$12.109	$5.704	12,250
	2009	$5.704	$8.255	6,812
	2010	$8.255	$8.647	4,371
	2011	$8.647	$8.182	4,481
	2012	$8.182	$9.429	5,496
	2013	$9.429	$12.309	3,524
	2014	$12.309	$12.827	3,218
	2015	$12.827	$11.225	3,362

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.239	$10.342	1,475
	2007	$10.342	$10.839	1,377
	2008	$10.839	$10.778	5,873
	2009	$10.778	$10.648	9,644
	2010	$10.648	$10.939	7,000
	2011	$10.939	$10.980	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.830	1,406
	2009	$6.830	$11.981	1,360
	2010	$11.981	$14.671	1,240
	2011	$14.671	$9.724	1,064
	2012	$9.724	$10.779	1,038
	2013	$10.779	$12.066	962
	2014	$12.066	$10.388	381
	2015	$10.388	$9.279	251

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.101	$13.639	1,119
	2007	$13.639	$14.316	1,043
	2008	$14.316	$10.110	13,049
	2009	$10.110	$13.163	9,890
	2010	$13.163	$14.874	9,661
	2011	$14.874	$14.136	8,312
	2012	$14.136	$15.339	3,084
	2013	$15.339	$18.903	1,933
	2014	$18.903	$20.078	1,535
	2015	$20.078	$18.941	1,164

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.921	$13.038	0
	2007	$13.038	$11.989	0
	2008	$11.989	$7.525	4,642
	2009	$7.525	$7.115	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.133	$12.041	0
	2007	$12.041	$13.006	0
	2008	$13.006	$10.693	3,192
	2009	$10.693	$13.154	6,741
	2010	$13.154	$13.930	7,821
	2011	$13.930	$13.830	4,084
	2012	$13.830	$15.358	3,986
	2013	$15.358	$18.022	2,809
	2014	$18.022	$19.107	2,696
	2015	$19.107	$18.792	3,722

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.701	$13.532	0
	2007	$13.532	$15.672	0
	2008	$15.672	$14.715	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.587	$13.454	0
	2007	$13.454	$18.004	0
	2008	$18.004	$9.821	13,194
	2009	$9.821	$14.046	8,055
	2010	$14.046	$14.649	5,350
	2011	$14.649	$13.354	2,516
	2012	$13.354	$16.200	3,133
	2013	$16.200	$20.769	2,214
	2014	$20.769	$22.066	1,722
	2015	$22.066	$24.193	1,839

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.240	$13.281	0
	2007	$13.281	$13.804	0
	2008	$13.804	$8.621	12,292
	2009	$8.621	$10.349	10,291
	2010	$10.349	$11.084	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.422	$12.033	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.745	$12.393	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.046	897

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.984	4,199
	2014	$14.984	$15.049	3,546
	2015	$15.049	$14.088	4,659

MFS® High Income Series - Service Class
	2006	$10.579	$11.398	334
	2007	$11.398	$11.335	315
	2008	$11.335	$7.921	11,168
	2009	$7.921	$11.267	9,015
	2010	$11.267	$12.625	7,838
	2011	$12.625	$12.843	7,024
	2012	$12.843	$14.395	4,988
	2013	$14.395	$14.542	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.622	$11.165	0
	2007	$11.165	$12.140	0
	2008	$12.140	$7.493	4,412
	2009	$7.493	$10.209	2,701
	2010	$10.209	$11.216	2,642
	2011	$11.216	$11.027	2,727
	2012	$11.027	$12.602	1,793
	2013	$12.602	$16.054	862
	2014	$16.054	$17.472	1,647
	2015	$17.472	$17.605	0

MFS® Investors Trust Series - Service Class
	2006	$11.259	$12.429	0
	2007	$12.429	$13.394	0
	2008	$13.394	$8.757	5,233
	2009	$8.757	$10.855	4,087
	2010	$10.855	$11.789	3,740
	2011	$11.789	$11.269	3,834
	2012	$11.269	$13.116	3,695
	2013	$13.116	$16.925	3,266
	2014	$16.925	$18.354	2,842
	2015	$18.354	$17.969	693

MFS® New Discovery Series - Service Class
	2006	$10.165	$11.245	0
	2007	$11.245	$11.261	0
	2008	$11.261	$6.671	6,557
	2009	$6.671	$10.645	5,377
	2010	$10.645	$14.175	4,770
	2011	$14.175	$12.428	4,558
	2012	$12.428	$14.716	3,674
	2013	$14.716	$20.357	999
	2014	$20.357	$18.445	346
	2015	$18.445	$17.679	290

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.767	$11.773	0
	2007	$11.773	$11.984	0
	2008	$11.984	$9.118	18,184
	2009	$9.118	$10.514	16,873
	2010	$10.514	$11.291	13,631
	2011	$11.291	$11.235	13,093
	2012	$11.235	$12.208	12,684
	2013	$12.208	$14.198	6,739
	2014	$14.198	$15.053	5,131
	2015	$15.053	$14.659	4,279

MFS® Value Series - Service Class
	2006	$11.579	$13.668	1,053
	2007	$13.668	$14.403	1,053
	2008	$14.403	$9.488	4,064
	2009	$9.488	$11.380	2,246
	2010	$11.380	$12.397	2,145
	2011	$12.397	$12.087	2,041
	2012	$12.087	$13.719	1,937
	2013	$13.719	$18.221	517
	2014	$18.221	$19.669	168
	2015	$19.669	$19.086	167

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.667	$11.737	0
	2007	$11.737	$12.189	0
	2008	$12.189	$6.063	0
	2009	$6.063	$7.855	0
	2010	$7.855	$9.784	1,447
	2011	$9.784	$9.664	1,352
	2012	$9.664	$10.996	334
	2013	$10.996	$14.607	897
	2014	$14.607	$15.098	0
	2015	$15.098	$15.727	942

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.644	$14.536	523
	2007	$14.536	$15.102	523
	2008	$15.102	$8.826	20,906
	2009	$8.826	$12.048	17,303
	2010	$12.048	$13.654	14,202
	2011	$13.654	$12.234	11,596
	2012	$12.234	$14.493	6,873
	2013	$14.493	$18.028	4,025
	2014	$18.028	$18.022	3,270
	2015	$18.022	$18.301	2,270

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.091	$13.580	528
	2007	$13.580	$13.115	528
	2008	$13.115	$7.964	18,816
	2009	$7.964	$10.678	15,659
	2010	$10.678	$12.870	13,843
	2011	$12.870	$12.307	11,660
	2012	$12.307	$14.184	5,710
	2013	$14.184	$19.537	4,737
	2014	$19.537	$21.367	3,371
	2015	$21.367	$19.653	2,987

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.624	$10.635	0
	2007	$10.635	$10.794	0
	2008	$10.794	$10.321	11,021
	2009	$10.321	$11.690	6,222
	2010	$11.690	$12.423	4,591
	2011	$12.423	$12.992	3,728
	2012	$12.992	$14.106	2,370
	2013	$14.106	$13.886	2,142
	2014	$13.886	$15.119	1,977
	2015	$15.119	$14.853	655

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.960	$10.207	355
	2007	$10.207	$10.485	352
	2008	$10.485	$10.501	25,951
	2009	$10.501	$10.298	21,518
	2010	$10.298	$10.092	20,683
	2011	$10.092	$9.891	15,450
	2012	$9.891	$9.694	11,457
	2013	$9.694	$9.501	10,361
	2014	$9.501	$9.307	10,612
	2015	$9.307	$9.118	12,648

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.528	$10.385	478
	2007	$10.385	$11.258	478
	2008	$11.258	$10.251	121,212
	2009	$10.251	$11.887	109,743
	2010	$11.887	$12.588	97,258
	2011	$12.588	$13.770	77,395
	2012	$13.770	$14.668	66,979
	2013	$14.668	$13.043	57,681
	2014	$13.043	$13.171	37,282
	2015	$13.171	$12.552	26,013

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.252	$10.429	2,781
	2007	$10.429	$11.110	2,700
	2008	$11.110	$11.407	69,955
	2009	$11.407	$12.745	64,059
	2010	$12.745	$13.497	59,081
	2011	$13.497	$13.699	51,186
	2012	$13.699	$14.704	36,817
	2013	$14.704	$14.120	30,827
	2014	$14.120	$14.422	42,782
	2015	$14.422	$14.190	25,093

Premier VIT OpCap Balanced Portfolio
	2006	$10.822	$11.746	0
	2007	$11.746	$10.993	0
	2008	$10.993	$7.410	2,774
	2009	$7.410	$7.133	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.433	$11.382	0
	2007	$11.382	$11.853	0
	2008	$11.853	$10.706	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.785	$11.550	2,248
	2007	$11.550	$12.725	2,248
	2008	$12.725	$7.148	19,376
	2009	$7.148	$9.927	13,870
	2010	$9.927	$11.279	12,522
	2011	$11.279	$11.199	12,448
	2012	$11.199	$12.933	8,282
	2013	$12.933	$17.843	6,193
	2014	$17.843	$19.022	5,144
	2015	$19.022	$20.644	6,153

T. Rowe Price Equity Income Portfolio - II
	2006	$11.208	$13.026	1,617
	2007	$13.026	$13.145	1,617
	2008	$13.145	$8.206	36,500
	2009	$8.206	$10.067	27,840
	2010	$10.067	$11.314	23,674
	2011	$11.314	$10.970	19,401
	2012	$10.970	$12.563	12,275
	2013	$12.563	$15.924	4,907
	2014	$15.924	$16.705	4,629
	2015	$16.705	$15.200	5,280

UIF Growth Portfolio, Class II
	2006	$11.669	$11.866	0
	2007	$11.866	$14.140	0
	2008	$14.140	$7.015	2,023
	2009	$7.015	$11.347	2,446
	2010	$11.347	$13.628	2,214
	2011	$13.628	$12.944	2,197
	2012	$12.944	$14.459	1,483
	2013	$14.459	$20.922	1,983
	2014	$20.922	$21.741	1,426
	2015	$21.741	$23.844	1,339

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.604	$19.695	1,646
	2007	$19.695	$15.957	1,963
	2008	$15.957	$9.681	24,317
	2009	$9.681	$12.184	20,226
	2010	$12.184	$15.459	17,238
	2011	$15.459	$16.000	14,273
	2012	$16.000	$18.120	9,838
	2013	$18.120	$18.059	7,340
	2014	$18.059	$22.894	5,327
	2015	$22.894	$22.856	3,442

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.552	$21.250	0
	2007	$21.250	$28.641	0
	2008	$28.641	$9.880	4,980
	2009	$9.880	$20.630	2,624
	2010	$20.630	$25.632	1,575
	2011	$25.632	$18.645	1,059
	2012	$18.645	$23.705	1,485
	2013	$23.705	$26.010	358
	2014	$26.010	$25.371	347
	2015	$25.371	$21.374	340

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.385	$22.421	0
	2007	$22.421	$31.918	0
	2008	$31.918	$16.843	10,186
	2009	$16.843	$25.989	9,994
	2010	$25.989	$32.899	9,244
	2011	$32.899	$26.924	8,702
	2012	$26.924	$27.264	6,869
	2013	$27.264	$29.518	6,579
	2014	$29.518	$23.389	6,538
	2015	$23.389	$15.246	3,700

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.672	$10.294	0
	2007	$10.294	$10.490	0
	2008	$10.490	$8.929	1,438
	2009	$8.929	$9.959	661
	2010	$9.959	$10.240	542
	2011	$10.240	$9.803	1,787
	2012	$9.803	$9.730	818
	2013	$9.730	$10.011	535
	2014	$10.011	$9.702	473
	2015	$9.702	$9.584	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.955	$11.841	2,642
	2007	$11.841	$11.559	2,641
	2008	$11.559	$7.825	16,131
	2009	$7.825	$11.869	12,323
	2010	$11.869	$13.334	9,916
	2011	$13.334	$13.228	7,926
	2012	$13.228	$15.298	2,612
	2013	$15.298	$15.892	1,745
	2014	$15.892	$15.331	1,335
	2015	$15.331	$14.104	555

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.342	$13.210	31
	2007	$13.210	$17.224	66
	2008	$17.224	$9.229	2,212
	2009	$9.229	$13.616	1,983
	2010	$13.616	$15.146	4,601
	2011	$15.146	$14.736	2,012
	2012	$14.736	$17.007	1,971
	2013	$17.007	$22.442	555
	2014	$22.442	$24.926	289
	2015	$24.926	$25.845	265

Alger Large Cap Growth Portfolio - Class S
	2006	$10.974	$11.270	8
	2007	$11.270	$13.199	12
	2008	$13.199	$6.939	1,813
	2009	$6.939	$10.003	271
	2010	$10.003	$11.057	268
	2011	$11.057	$10.743	265
	2012	$10.743	$11.503	272
	2013	$11.503	$15.155	245
	2014	$15.155	$16.404	231
	2015	$16.404	$16.277	222

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.319	$12.177	32
	2007	$12.177	$15.648	71
	2008	$15.648	$6.362	6,222
	2009	$6.362	$9.424	3,353
	2010	$9.424	$10.968	3,421
	2011	$10.968	$9.816	3,589
	2012	$9.816	$11.117	2,501
	2013	$11.117	$14.737	2,348
	2014	$14.737	$15.521	1,965
	2015	$15.521	$14.908	1,938

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.459	1
	2008	$9.459	$5.873	157
	2009	$5.873	$7.438	131
	2010	$7.438	$8.491	124
	2011	$8.491	$7.798	31
	2012	$7.798	$8.777	0
	2013	$8.777	$11.357	0
	2014	$11.357	$12.156	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.698	33
	2008	$9.698	$6.112	42
	2009	$6.112	$7.450	40
	2010	$7.450	$7.984	41
	2011	$7.984	$8.204	40
	2012	$8.204	$9.356	37
	2013	$9.356	$12.125	30
	2014	$12.125	$13.260	28
	2015	$13.260	$12.609	29

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.309	$10.813	30
	2007	$10.813	$12.191	27
	2008	$12.191	$8.485	5,702
	2009	$8.485	$10.696	5,339
	2010	$10.696	$11.934	4,968
	2011	$11.934	$11.355	4,752
	2012	$11.355	$12.476	4,536
	2013	$12.476	$14.087	1,772
	2014	$14.087	$14.555	1,675
	2015	$14.555	$14.241	1,598

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.917	$14.092	636
	2007	$14.092	$16.182	665
	2008	$16.182	$9.079	8,088
	2009	$9.079	$12.040	5,836
	2010	$12.040	$13.783	5,460
	2011	$13.783	$13.118	5,899
	2012	$13.118	$14.915	4,859
	2013	$14.915	$19.122	2,889
	2014	$19.122	$20.902	1,185
	2015	$20.902	$20.548	1,001

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.127	$13.065	675
	2007	$13.065	$12.952	30
	2008	$12.952	$7.251	8,265
	2009	$7.251	$9.220	8,091
	2010	$9.220	$10.373	2,975
	2011	$10.373	$10.222	3,658
	2012	$10.222	$11.714	1,891
	2013	$11.714	$14.659	915
	2014	$14.659	$15.568	904
	2015	$15.568	$14.595	194

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.958	$10.200	3,316
	2007	$10.200	$10.480	2,476
	2008	$10.480	$10.544	32,210
	2009	$10.544	$10.371	10,057
	2010	$10.371	$10.161	9,033
	2011	$10.161	$9.949	8,566
	2012	$9.949	$9.740	6,620
	2013	$9.740	$9.537	6,875
	2014	$9.537	$9.337	6,061
	2015	$9.337	$9.142	5,209

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.062	$10.498	518
	2007	$10.498	$13.016	521
	2008	$13.016	$6.714	2,303
	2009	$6.714	$8.411	2,571
	2010	$8.411	$10.200	2,136
	2011	$10.200	$9.983	2,695
	2012	$9.983	$11.180	2,041
	2013	$11.180	$14.886	736
	2014	$14.886	$16.179	736
	2015	$16.179	$16.933	735

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.845	$12.257	1,666
	2007	$12.257	$12.620	1,649
	2008	$12.620	$7.764	12,992
	2009	$7.764	$9.600	8,947
	2010	$9.600	$10.782	5,824
	2011	$10.782	$10.745	5,859
	2012	$10.745	$12.163	5,695
	2013	$12.163	$15.707	3,948
	2014	$15.707	$17.421	3,697
	2015	$17.421	$17.240	3,189

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.120	$10.318	2,841
	2007	$10.318	$10.513	1,211
	2008	$10.513	$9.936	8,137
	2009	$9.936	$11.232	6,423
	2010	$11.232	$11.826	5,419
	2011	$11.826	$12.393	4,604
	2012	$12.393	$12.812	6,424
	2013	$12.812	$12.284	6,268
	2014	$12.284	$12.701	3,217
	2015	$12.701	$12.329	3,182

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.625	$14.557	1,880
	2007	$14.557	$16.680	1,253
	2008	$16.680	$9.151	4,791
	2009	$9.151	$11.307	4,373
	2010	$11.307	$12.490	4,191
	2011	$12.490	$10.108	4,816
	2012	$10.108	$11.912	4,431
	2013	$11.912	$15.180	3,690
	2014	$15.180	$13.628	3,983
	2015	$13.628	$13.781	2,835

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.693	1,735

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.718	$12.779	0
	2007	$12.779	$15.355	0
	2008	$15.355	$8.908	1
	2009	$8.908	$11.102	409
	2010	$11.102	$12.087	183
	2011	$12.087	$11.057	483
	2012	$11.057	$11.304	119
	2013	$11.304	$12.999	3
	2014	$12.999	$13.081	3
	2015	$13.081	$12.968	3

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.142	367
	2013	$9.142	$12.511	312
	2014	$12.511	$13.249	256
	2015	$13.249	$13.587	247

Invesco V.I. Capital Appreciation - Series II
	2006	$10.877	$11.294	116
	2007	$11.294	$12.353	116
	2008	$12.353	$6.938	142
	2009	$6.938	$8.200	142
	2010	$8.200	$9.248	142
	2011	$9.248	$8.320	142
	2012	$8.320	$9.530	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.745	714
	2007	$10.745	$11.347	14
	2008	$11.347	$7.740	4,163
	2009	$7.740	$9.698	3,963
	2010	$9.698	$10.372	2,964
	2011	$10.372	$10.125	2,895
	2012	$10.125	$11.261	2,774
	2013	$11.261	$14.215	1,761
	2014	$14.215	$15.008	1,751
	2015	$15.008	$13.811	1,764

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.500	772
	2012	$11.500	$11.507	395
	2013	$11.507	$10.944	66
	2014	$10.944	$11.130	68
	2015	$11.130	$10.903	67

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.823	$13.425	1,636
	2007	$13.425	$13.473	1,658
	2008	$13.473	$8.941	10,380
	2009	$8.941	$10.864	10,965
	2010	$10.864	$11.932	8,005
	2011	$11.932	$11.418	7,975
	2012	$11.418	$12.782	6,919
	2013	$12.782	$16.739	4,188
	2014	$16.739	$18.020	3,396
	2015	$18.020	$17.057	2,218

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.461	$12.453	379
	2007	$12.453	$13.322	5
	2008	$13.322	$9.301	5,011
	2009	$9.301	$11.824	3,173
	2010	$11.824	$13.171	2,724
	2011	$13.171	$12.057	2,761
	2012	$12.057	$13.056	2,318
	2013	$13.056	$16.420	1,920
	2014	$16.420	$16.746	1,919
	2015	$16.746	$15.692	1,008

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.004	$12.331	0
	2007	$12.331	$14.196	0
	2008	$14.196	$7.388	908
	2009	$7.388	$11.311	1,675
	2010	$11.311	$14.094	3,034
	2011	$14.094	$12.507	2,939
	2012	$12.507	$13.667	2,829
	2013	$13.667	$18.278	847
	2014	$18.278	$19.270	847
	2015	$19.270	$19.062	847

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.014	$12.179	329
	2007	$12.179	$12.085	336
	2008	$12.085	$5.690	5,172
	2009	$5.690	$8.230	4,860
	2010	$8.230	$8.616	5,990
	2011	$8.616	$8.149	5,975
	2012	$8.149	$9.386	5,884
	2013	$9.386	$12.247	2,659
	2014	$12.247	$12.755	2,593
	2015	$12.755	$11.157	1,731

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.229	$10.326	63
	2007	$10.326	$10.818	60
	2008	$10.818	$10.751	3,095
	2009	$10.751	$10.616	1,679
	2010	$10.616	$10.900	967
	2011	$10.900	$10.940	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.813	1,692
	2009	$6.813	$11.945	1,598
	2010	$11.945	$14.620	1,557
	2011	$14.620	$9.684	1,556
	2012	$9.684	$10.730	1,556
	2013	$10.730	$12.005	54
	2014	$12.005	$10.330	3
	2015	$10.330	$9.223	3

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.089	$13.619	1,361
	2007	$13.619	$14.287	1,386
	2008	$14.287	$10.085	7,350
	2009	$10.085	$13.123	5,424
	2010	$13.123	$14.822	4,331
	2011	$14.822	$14.079	4,570
	2012	$14.079	$15.270	3,154
	2013	$15.270	$18.807	1,580
	2014	$18.807	$19.966	1,460
	2015	$19.966	$18.826	297

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.918	$13.027	244
	2007	$13.027	$11.972	79
	2008	$11.972	$7.511	1,246
	2009	$7.511	$7.100	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.122	$12.023	3
	2007	$12.023	$12.980	6
	2008	$12.980	$10.666	7,141
	2009	$10.666	$13.114	5,509
	2010	$13.114	$13.881	5,233
	2011	$13.881	$13.774	4,968
	2012	$13.774	$15.288	4,189
	2013	$15.288	$17.931	1,518
	2014	$17.931	$19.001	1,378
	2015	$19.001	$18.678	1,279

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.690	$13.512	0
	2007	$13.512	$15.641	0
	2008	$15.641	$14.684	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.575	$13.434	427
	2007	$13.434	$17.968	426
	2008	$17.968	$9.796	866
	2009	$9.796	$14.003	620
	2010	$14.003	$14.598	619
	2011	$14.598	$13.300	1,081
	2012	$13.300	$16.126	849
	2013	$16.126	$20.664	825
	2014	$20.664	$21.943	775
	2015	$21.943	$24.047	767

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.228	$13.261	185
	2007	$13.261	$13.777	246
	2008	$13.777	$8.599	577
	2009	$8.599	$10.317	366
	2010	$10.317	$11.048	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.411	$12.016	1

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.734	$12.375	26

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.943	1,274

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.908	857
	2014	$14.908	$14.965	229
	2015	$14.965	$14.003	36

MFS® High Income Series - Service Class
	2006	$10.569	$11.382	111
	2007	$11.382	$11.313	111
	2008	$11.313	$7.901	6,496
	2009	$7.901	$11.233	5,026
	2010	$11.233	$12.580	5,042
	2011	$12.580	$12.791	4,713
	2012	$12.791	$14.329	3,878
	2013	$14.329	$14.471	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.611	$11.148	1,690
	2007	$11.148	$12.116	1,582
	2008	$12.116	$7.475	3,472
	2009	$7.475	$10.179	3,243
	2010	$10.179	$11.176	2,796
	2011	$11.176	$10.982	2,786
	2012	$10.982	$12.545	2,726
	2013	$12.545	$15.973	1,815
	2014	$15.973	$17.375	1,731
	2015	$17.375	$17.505	0

MFS® Investors Trust Series - Service Class
	2006	$11.248	$12.411	0
	2007	$12.411	$13.367	0
	2008	$13.367	$8.735	791
	2009	$8.735	$10.822	1,337
	2010	$10.822	$11.748	1,213
	2011	$11.748	$11.224	1,043
	2012	$11.224	$13.057	902
	2013	$13.057	$16.839	610
	2014	$16.839	$18.252	0
	2015	$18.252	$17.860	0

MFS® New Discovery Series - Service Class
	2006	$10.155	$11.228	0
	2007	$11.228	$11.239	0
	2008	$11.239	$6.654	1,853
	2009	$6.654	$10.613	2,483
	2010	$10.613	$14.125	3,909
	2011	$14.125	$12.378	3,841
	2012	$12.378	$14.650	3,317
	2013	$14.650	$20.254	1,253
	2014	$20.254	$18.342	1,253
	2015	$18.342	$17.572	1,029

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.757	$11.756	529
	2007	$11.756	$11.960	534
	2008	$11.960	$9.095	12,294
	2009	$9.095	$10.483	10,700
	2010	$10.483	$11.251	7,267
	2011	$11.251	$11.190	6,824
	2012	$11.190	$12.152	6,209
	2013	$12.152	$14.127	3,354
	2014	$14.127	$14.969	3,070
	2015	$14.969	$14.570	2,726

MFS® Value Series - Service Class
	2006	$11.568	$13.648	0
	2007	$13.648	$14.374	0
	2008	$14.374	$9.464	1,222
	2009	$9.464	$11.346	1,559
	2010	$11.346	$12.354	1,111
	2011	$12.354	$12.038	1,032
	2012	$12.038	$13.657	959
	2013	$13.657	$18.129	0
	2014	$18.129	$19.560	0
	2015	$19.560	$18.970	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.663	$11.727	0
	2007	$11.727	$12.172	0
	2008	$12.172	$6.052	684
	2009	$6.052	$7.836	523
	2010	$7.836	$9.756	2,804
	2011	$9.756	$9.631	2,573
	2012	$9.631	$10.953	2,360
	2013	$10.953	$14.543	1,669
	2014	$14.543	$15.024	0
	2015	$15.024	$15.642	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.632	$14.515	3
	2007	$14.515	$15.072	6
	2008	$15.072	$8.804	5,985
	2009	$8.804	$12.012	5,293
	2010	$12.012	$13.606	6,574
	2011	$13.606	$12.185	6,427
	2012	$12.185	$14.428	5,383
	2013	$14.428	$17.937	1,486
	2014	$17.937	$17.922	1,473
	2015	$17.922	$18.190	708

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.079	$13.560	503
	2007	$13.560	$13.089	530
	2008	$13.089	$7.944	5,504
	2009	$7.944	$10.645	4,884
	2010	$10.645	$12.825	4,510
	2011	$12.825	$12.257	4,369
	2012	$12.257	$14.119	3,783
	2013	$14.119	$19.438	1,595
	2014	$19.438	$21.248	1,556
	2015	$21.248	$19.534	664

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.614	$10.619	1,171
	2007	$10.619	$10.772	1,178
	2008	$10.772	$10.295	1,059
	2009	$10.295	$11.654	1,204
	2010	$11.654	$12.379	1,213
	2011	$12.379	$12.940	1,135
	2012	$12.940	$14.042	1,141
	2013	$14.042	$13.816	1,311
	2014	$13.816	$15.035	1,265
	2015	$15.035	$14.763	989

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.951	$10.192	411
	2007	$10.192	$10.464	430
	2008	$10.464	$10.475	33,726
	2009	$10.475	$10.267	27,652
	2010	$10.267	$10.056	15,987
	2011	$10.056	$9.851	12,817
	2012	$9.851	$9.650	6,341
	2013	$9.650	$9.453	1,699
	2014	$9.453	$9.255	1,361
	2015	$9.255	$9.063	1,294

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.517	$10.370	1,108
	2007	$10.370	$11.235	1,058
	2008	$11.235	$10.225	6,340
	2009	$10.225	$11.852	6,080
	2010	$11.852	$12.544	9,891
	2011	$12.544	$13.715	5,329
	2012	$13.715	$14.602	5,449
	2013	$14.602	$12.977	2,808
	2014	$12.977	$13.097	2,789
	2015	$13.097	$12.476	2,606

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.242	$10.414	3,132
	2007	$10.414	$11.088	932
	2008	$11.088	$11.378	6,794
	2009	$11.378	$12.707	6,216
	2010	$12.707	$13.450	6,982
	2011	$13.450	$13.643	3,449
	2012	$13.643	$14.637	4,378
	2013	$14.637	$14.049	3,476
	2014	$14.049	$14.342	3,390
	2015	$14.342	$14.104	3,316

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.813	$11.730	0
	2007	$11.730	$10.973	0
	2008	$10.973	$7.393	997
	2009	$7.393	$7.115	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.423	$11.365	124
	2007	$11.365	$11.829	128
	2008	$11.829	$10.685	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.774	$11.533	2,919
	2007	$11.533	$12.699	2,176
	2008	$12.699	$7.130	6,422
	2009	$7.130	$9.897	5,969
	2010	$9.897	$11.240	3,905
	2011	$11.240	$11.154	3,643
	2012	$11.154	$12.874	3,535
	2013	$12.874	$17.753	2,631
	2014	$17.753	$18.917	2,512
	2015	$18.917	$20.519	1,703

T. Rowe Price Equity Income Portfolio - II
	2006	$11.197	$13.007	2,594
	2007	$13.007	$13.118	2,618
	2008	$13.118	$8.185	12,005
	2009	$8.185	$10.036	11,529
	2010	$10.036	$11.274	8,979
	2011	$11.274	$10.926	8,687
	2012	$10.926	$12.506	7,853
	2013	$12.506	$15.843	5,577
	2014	$15.843	$16.612	4,765
	2015	$16.612	$15.108	3,761

UIF Growth Portfolio, Class II
	2006	$11.658	$11.849	114
	2007	$11.849	$14.111	114
	2008	$14.111	$6.997	2,412
	2009	$6.997	$11.313	2,172
	2010	$11.313	$13.580	1,591
	2011	$13.580	$12.891	1,594
	2012	$12.891	$14.394	1,208
	2013	$14.394	$20.816	84
	2014	$20.816	$21.620	37
	2015	$21.620	$23.699	37

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.590	$19.666	280
	2007	$19.666	$15.925	331
	2008	$15.925	$9.657	3,507
	2009	$9.657	$12.148	2,547
	2010	$12.148	$15.405	2,238
	2011	$15.405	$15.936	2,373
	2012	$15.936	$18.037	1,697
	2013	$18.037	$17.968	219
	2014	$17.968	$22.767	157
	2015	$22.767	$22.718	63

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.536	$21.218	0
	2007	$21.218	$28.584	0
	2008	$28.584	$9.855	1,602
	2009	$9.855	$20.568	1,715
	2010	$20.568	$25.541	3,485
	2011	$25.541	$18.570	1,965
	2012	$18.570	$23.598	1,921
	2013	$23.598	$25.879	364
	2014	$25.879	$25.230	2
	2015	$25.230	$21.244	2

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.368	$22.387	2
	2007	$22.387	$31.855	3
	2008	$31.855	$16.800	1,461
	2009	$16.800	$25.911	1,612
	2010	$25.911	$32.783	2,593
	2011	$32.783	$26.816	1,214
	2012	$26.816	$27.140	1,183
	2013	$27.140	$29.369	355
	2014	$29.369	$23.259	331
	2015	$23.259	$15.154	2

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.662	$10.278	0
	2007	$10.278	$10.469	0
	2008	$10.469	$8.907	697
	2009	$8.907	$9.929	0
	2010	$9.929	$10.204	0
	2011	$10.204	$9.764	0
	2012	$9.764	$9.685	0
	2013	$9.685	$9.961	0
	2014	$9.961	$9.648	0
	2015	$9.648	$9.529	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.944	$11.824	1,989
	2007	$11.824	$11.536	1,332
	2008	$11.536	$7.806	5,887
	2009	$7.806	$11.833	3,715
	2010	$11.833	$13.287	3,300
	2011	$13.287	$13.174	3,215
	2012	$13.174	$15.228	2,775
	2013	$15.228	$15.812	3,045
	2014	$15.812	$15.246	2,703
	2015	$15.246	$14.018	2,407

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV (& with/without SPB and with/without ABR)

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.387	$13.289	2,237
	2007	$13.289	$17.362	0
	2008	$17.362	$9.322	3,809
	2009	$9.322	$13.781	2,843
	2010	$13.781	$15.362	2,643
	2011	$15.362	$14.976	1,121
	2012	$14.976	$17.319	1,037
	2013	$17.319	$22.901	909
	2014	$22.901	$25.487	834
	2015	$25.487	$26.481	701

Alger Large Cap Growth Portfolio - Class S
	2006	$11.016	$11.337	35
	2007	$11.337	$13.304	55
	2008	$13.304	$7.009	736
	2009	$7.009	$10.125	641
	2010	$10.125	$11.214	641
	2011	$11.214	$10.918	641
	2012	$10.918	$11.714	64
	2013	$11.714	$15.465	58
	2014	$15.465	$16.773	53
	2015	$16.773	$16.677	52

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.363	$12.250	4,222
	2007	$12.250	$15.774	1,912
	2008	$15.774	$6.426	3,684
	2009	$6.426	$9.538	2,991
	2010	$9.538	$11.124	2,459
	2011	$11.124	$9.976	2,036
	2012	$9.976	$11.321	690
	2013	$11.321	$15.038	280
	2014	$15.038	$15.871	270
	2015	$15.871	$15.275	259

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.473	0
	2008	$9.473	$5.893	0
	2009	$5.893	$7.479	0
	2010	$7.479	$8.555	0
	2011	$8.555	$7.873	0
	2012	$7.873	$8.880	0
	2013	$8.880	$11.513	0
	2014	$11.513	$12.346	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.712	0
	2008	$9.712	$6.133	0
	2009	$6.133	$7.491	0
	2010	$7.491	$8.044	0
	2011	$8.044	$8.282	0
	2012	$8.282	$9.465	0
	2013	$9.465	$12.291	0
	2014	$12.291	$13.470	0
	2015	$13.470	$12.835	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.349	$10.878	2,532
	2007	$10.878	$12.289	2,308
	2008	$12.289	$8.571	2,210
	2009	$8.571	$10.826	2,210
	2010	$10.826	$12.103	2,210
	2011	$12.103	$11.539	2,210
	2012	$11.539	$12.705	0
	2013	$12.705	$14.375	0
	2014	$14.375	$14.883	0
	2015	$14.883	$14.592	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.968	$14.176	31,703
	2007	$14.176	$16.312	27,976
	2008	$16.312	$9.170	19,287
	2009	$9.170	$12.186	8,927
	2010	$12.186	$13.979	8,674
	2011	$13.979	$13.332	8,680
	2012	$13.332	$15.189	5,668
	2013	$15.189	$19.512	2,157
	2014	$19.512	$21.373	978
	2015	$21.373	$21.054	736

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.170	$13.143	17,421
	2007	$13.143	$13.056	12,146
	2008	$13.056	$7.324	11,541
	2009	$7.324	$9.332	3,214
	2010	$9.332	$10.520	3,141
	2011	$10.520	$10.389	3,114
	2012	$10.389	$11.929	405
	2013	$11.929	$14.959	278
	2014	$14.959	$15.919	210
	2015	$15.919	$14.954	185

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.997	$10.261	50,381
	2007	$10.261	$10.564	85,777
	2008	$10.564	$10.650	22,428
	2009	$10.650	$10.497	13,102
	2010	$10.497	$10.305	14,327
	2011	$10.305	$10.111	9,778
	2012	$10.111	$9.919	5,756
	2013	$9.919	$9.732	5,329
	2014	$9.732	$9.548	4,900
	2015	$9.548	$9.367	4,312

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.101	$10.561	3,056
	2007	$10.561	$13.121	3,011
	2008	$13.121	$6.782	4,991
	2009	$6.782	$8.514	2,528
	2010	$8.514	$10.345	2,133
	2011	$10.345	$10.145	733
	2012	$10.145	$11.386	415
	2013	$11.386	$15.190	381
	2014	$15.190	$16.543	333
	2015	$16.543	$17.349	314

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.887	$12.330	27,743
	2007	$12.330	$12.721	27,122
	2008	$12.721	$7.842	23,853
	2009	$7.842	$9.716	15,967
	2010	$9.716	$10.936	15,476
	2011	$10.936	$10.920	11,082
	2012	$10.920	$12.386	6,365
	2013	$12.386	$16.028	3,620
	2014	$16.028	$17.813	2,824
	2015	$17.813	$17.664	2,396

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.160	$10.380	10,138
	2007	$10.380	$10.597	10,115
	2008	$10.597	$10.036	7,293
	2009	$10.036	$11.368	5,296
	2010	$11.368	$11.994	5,455
	2011	$11.994	$12.595	3,337
	2012	$12.595	$13.047	1,916
	2013	$13.047	$12.535	1,648
	2014	$12.535	$12.987	1,373
	2015	$12.987	$12.632	1,186

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.674	$14.643	6,726
	2007	$14.643	$16.813	5,215
	2008	$16.813	$9.243	5,779
	2009	$9.243	$11.445	4,512
	2010	$11.445	$12.668	4,335
	2011	$12.668	$10.272	2,129
	2012	$10.272	$12.130	1,787
	2013	$12.130	$15.490	1,577
	2014	$15.490	$13.935	1,779
	2015	$13.935	$14.121	1,496

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.705	2,339

Guggenheim VIF Long Short Equity Fund
	2006	$11.764	$12.855	2,808
	2007	$12.855	$15.478	1,695
	2008	$15.478	$8.998	1,797
	2009	$8.998	$11.236	474
	2010	$11.236	$12.259	463
	2011	$12.259	$11.237	457
	2012	$11.237	$11.511	511
	2013	$11.511	$13.264	516
	2014	$13.264	$13.376	546
	2015	$13.376	$13.287	524

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.309	0
	2013	$9.309	$12.767	0
	2014	$12.767	$13.547	0
	2015	$13.547	$13.921	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.919	$11.361	0
	2007	$11.361	$12.452	0
	2008	$12.452	$7.008	0
	2009	$7.008	$8.299	0
	2010	$8.299	$9.380	0
	2011	$9.380	$8.455	0
	2012	$8.455	$9.691	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.759	117
	2007	$10.759	$11.385	117
	2008	$11.385	$7.782	117
	2009	$7.782	$9.771	117
	2010	$9.771	$10.472	117
	2011	$10.472	$10.243	117
	2012	$10.243	$11.416	117
	2013	$11.416	$14.439	0
	2014	$14.439	$15.277	0
	2015	$15.277	$14.087	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.687	3,399
	2012	$11.687	$11.718	1,704
	2013	$11.718	$11.168	162
	2014	$11.168	$11.381	162
	2015	$11.381	$11.171	161

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.869	$13.504	7,435
	2007	$13.504	$13.581	7,698
	2008	$13.581	$9.031	7,108
	2009	$9.031	$10.996	7,229
	2010	$10.996	$12.102	7,067
	2011	$12.102	$11.604	3,285
	2012	$11.604	$13.016	2,665
	2013	$13.016	$17.081	2,394
	2014	$17.081	$18.426	2,100
	2015	$18.426	$17.477	1,860

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.505	$12.527	443
	2007	$12.527	$13.428	412
	2008	$13.428	$9.395	7,139
	2009	$9.395	$11.968	6,750
	2010	$11.968	$13.358	6,678
	2011	$13.358	$12.253	6,823
	2012	$12.253	$13.296	3,464
	2013	$13.296	$16.756	1,323
	2014	$16.756	$17.123	484
	2015	$17.123	$16.078	318

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.051	$12.405	0
	2007	$12.405	$14.309	0
	2008	$14.309	$7.463	304
	2009	$7.463	$11.448	258
	2010	$11.448	$14.294	54
	2011	$14.294	$12.710	0
	2012	$12.710	$13.918	0
	2013	$13.918	$18.651	0
	2014	$18.651	$19.704	0
	2015	$19.704	$19.531	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.057	$12.252	2,277
	2007	$12.252	$12.182	2,546
	2008	$12.182	$5.747	4,282
	2009	$5.747	$8.330	3,523
	2010	$8.330	$8.739	2,482
	2011	$8.739	$8.282	1,299
	2012	$8.282	$9.559	1,003
	2013	$9.559	$12.497	101
	2014	$12.497	$13.043	22
	2015	$13.043	$11.431	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.269	$10.388	8,280
	2007	$10.388	$10.904	8,404
	2008	$10.904	$10.859	3,318
	2009	$10.859	$10.744	3,523
	2010	$10.744	$11.055	3,633
	2011	$11.055	$11.102	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.882	1,065
	2009	$6.882	$12.090	877
	2010	$12.090	$14.827	724
	2011	$14.827	$9.842	133
	2012	$9.842	$10.927	133
	2013	$10.927	$12.250	132
	2014	$12.250	$10.563	131
	2015	$10.563	$9.450	131

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.136	$13.700	12,544
	2007	$13.700	$14.402	11,034
	2008	$14.402	$10.187	15,614
	2009	$10.187	$13.283	9,872
	2010	$13.283	$15.033	9,600
	2011	$15.033	$14.308	7,664
	2012	$14.308	$15.550	4,724
	2013	$15.550	$19.192	2,578
	2014	$19.192	$20.416	1,704
	2015	$20.416	$19.289	1,018

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.933	$13.071	5,910
	2007	$13.071	$12.038	2,089
	2008	$12.038	$7.567	427
	2009	$7.567	$7.159	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.165	$12.094	4,817
	2007	$12.094	$13.084	4,768
	2008	$13.084	$10.774	4,946
	2009	$10.774	$13.273	5,609
	2010	$13.273	$14.078	5,673
	2011	$14.078	$13.998	5,605
	2012	$13.998	$15.569	3,185
	2013	$15.569	$18.297	1,208
	2014	$18.297	$19.428	620
	2015	$19.428	$19.138	502

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.735	$13.592	930
	2007	$13.592	$15.766	930
	2008	$15.766	$14.811	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.624	$13.514	6,242
	2007	$13.514	$18.112	6,218
	2008	$18.112	$9.895	2,499
	2009	$9.895	$14.173	1,280
	2010	$14.173	$14.805	763
	2011	$14.805	$13.516	0
	2012	$13.516	$16.422	0
	2013	$16.422	$21.086	0
	2014	$21.086	$22.437	0
	2015	$22.437	$24.638	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.275	$13.340	2,779
	2007	$13.340	$13.887	2,770
	2008	$13.887	$8.686	3,021
	2009	$8.686	$10.443	1,174

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.452	$12.087	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.776	$12.448	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.360	1,867

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.213	398
	2014	$15.213	$15.302	338
	2015	$15.302	$14.347	325

MFS® High Income Series - Service Class
	2006	$10.610	$11.449	1,508
	2007	$11.449	$11.403	1,523
	2008	$11.403	$7.980	1,699
	2009	$7.980	$11.369	401
	2010	$11.369	$12.759	392
	2011	$12.759	$13.000	393
	2012	$13.000	$14.592	384
	2013	$14.592	$14.755	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.653	$11.214	6,863
	2007	$11.214	$12.213	6,611
	2008	$12.213	$7.550	7,287
	2009	$7.550	$10.302	6,634
	2010	$10.302	$11.335	6,657
	2011	$11.335	$11.161	2,630
	2012	$11.161	$12.775	2,463
	2013	$12.775	$16.299	2,274
	2014	$16.299	$17.766	2,131
	2015	$17.766	$17.908	0

MFS® Investors Trust Series - Service Class
	2006	$11.292	$12.484	0
	2007	$12.484	$13.474	0
	2008	$13.474	$8.823	2,154
	2009	$8.823	$10.954	2,472
	2010	$10.954	$11.915	1,644
	2011	$11.915	$11.406	980
	2012	$11.406	$13.296	693
	2013	$13.296	$17.183	0
	2014	$17.183	$18.662	0
	2015	$18.662	$18.299	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.195	$11.295	0
	2007	$11.295	$11.329	0
	2008	$11.329	$6.721	0
	2009	$6.721	$10.742	760
	2010	$10.742	$14.326	392
	2011	$14.326	$12.579	0
	2012	$12.579	$14.918	0
	2013	$14.918	$20.668	0
	2014	$20.668	$18.755	0
	2015	$18.755	$18.004	0

MFS® Total Return Series - Service Class
	2006	$10.799	$11.826	11,717
	2007	$11.826	$12.056	12,284
	2008	$12.056	$9.187	5,971
	2009	$9.187	$10.610	2,013
	2010	$10.610	$11.411	1,720
	2011	$11.411	$11.372	1,577
	2012	$11.372	$12.375	1,091
	2013	$12.375	$14.415	736
	2014	$14.415	$15.306	521
	2015	$15.306	$14.928	464

MFS® Value Series - Service Class
	2006	$11.613	$13.729	3,058
	2007	$13.729	$14.489	3,192
	2008	$14.489	$9.560	3,261
	2009	$9.560	$11.484	460
	2010	$11.484	$12.529	484
	2011	$12.529	$12.234	476
	2012	$12.234	$13.907	480
	2013	$13.907	$18.500	413
	2014	$18.500	$20.000	394
	2015	$20.000	$19.437	386

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.679	$11.767	1,169
	2007	$11.767	$12.239	1,169
	2008	$12.239	$6.098	1,169
	2009	$6.098	$7.911	933
	2010	$7.911	$9.869	743
	2011	$9.869	$9.763	0
	2012	$9.763	$11.125	0
	2013	$11.125	$14.802	0
	2014	$14.802	$15.323	0
	2015	$15.323	$15.986	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.681	$14.601	10,013
	2007	$14.601	$15.193	8,168
	2008	$15.193	$8.893	7,844
	2009	$8.893	$12.157	2,670
	2010	$12.157	$13.799	2,115
	2011	$13.799	$12.383	1,273
	2012	$12.383	$14.692	475
	2013	$14.692	$18.304	127
	2014	$18.304	$18.325	127
	2015	$18.325	$18.637	122

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.127	$13.641	5,820
	2007	$13.641	$13.194	5,778
	2008	$13.194	$8.024	6,461
	2009	$8.024	$10.775	5,119
	2010	$10.775	$13.007	4,684
	2011	$13.007	$12.456	2,023
	2012	$12.456	$14.378	1,366
	2013	$14.378	$19.835	1,169
	2014	$19.835	$21.726	1,098
	2015	$21.726	$20.015	1,026

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.655	$10.682	7,679
	2007	$10.682	$10.859	7,887
	2008	$10.859	$10.399	5,554
	2009	$10.399	$11.796	3,818
	2010	$11.796	$12.555	3,920
	2011	$12.555	$13.151	2,012
	2012	$13.151	$14.299	1,792
	2013	$14.299	$14.098	2,050
	2014	$14.098	$15.374	1,975
	2015	$15.374	$15.126	1,816

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.989	$10.253	1,475
	2007	$10.253	$10.548	1,386
	2008	$10.548	$10.580	684
	2009	$10.580	$10.391	1,236
	2010	$10.391	$10.199	1,761
	2011	$10.199	$10.011	812
	2012	$10.011	$9.827	823
	2013	$9.827	$9.646	883
	2014	$9.646	$9.464	850
	2015	$9.464	$9.286	838

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.558	$10.432	17,896
	2007	$10.432	$11.325	17,186
	2008	$11.325	$10.328	9,728
	2009	$10.328	$11.995	4,357
	2010	$11.995	$12.722	4,362
	2011	$12.722	$13.938	2,412
	2012	$13.938	$14.869	1,746
	2013	$14.869	$13.242	1,794
	2014	$13.242	$13.392	1,808
	2015	$13.392	$12.782	1,711

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.282	$10.476	15,611
	2007	$10.476	$11.177	16,007
	2008	$11.177	$11.493	11,281
	2009	$11.493	$12.861	7,052
	2010	$12.861	$13.641	6,399
	2011	$13.641	$13.865	4,249
	2012	$13.865	$14.906	2,131
	2013	$14.906	$14.336	1,698
	2014	$14.336	$14.665	1,699
	2015	$14.665	$14.451	1,552

Premier VIT OpCap Balanced Portfolio
	2006	$10.850	$11.794	4,471
	2007	$11.794	$11.055	4,671
	2008	$11.055	$7.463	8,555
	2009	$7.463	$7.188	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.464	$11.433	39
	2007	$11.433	$11.924	39
	2008	$11.924	$10.771	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.816	$11.601	7,726
	2007	$11.601	$12.801	7,425
	2008	$12.801	$7.201	9,033
	2009	$7.201	$10.017	7,721
	2010	$10.017	$11.399	7,497
	2011	$11.399	$11.335	3,416
	2012	$11.335	$13.111	3,151
	2013	$13.111	$18.116	2,641
	2014	$18.116	$19.343	2,456
	2015	$19.343	$21.024	1,949

T. Rowe Price Equity Income Portfolio - II
	2006	$11.241	$13.085	18,227
	2007	$13.085	$13.223	18,328
	2008	$13.223	$8.267	13,567
	2009	$8.267	$10.158	10,548
	2010	$10.158	$11.435	10,360
	2011	$11.435	$11.103	6,337
	2012	$11.103	$12.735	3,346
	2013	$12.735	$16.167	3,110
	2014	$16.167	$16.986	2,891
	2015	$16.986	$15.480	2,711

UIF Growth Portfolio, Class II
	2006	$11.703	$11.919	0
	2007	$11.919	$14.224	0
	2008	$14.224	$7.068	104
	2009	$7.068	$11.451	79
	2010	$11.451	$13.773	72
	2011	$13.773	$13.101	75
	2012	$13.101	$14.658	73
	2013	$14.658	$21.242	60
	2014	$21.242	$22.107	13
	2015	$22.107	$24.282	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.647	$19.782	13,396
	2007	$19.782	$16.053	9,665
	2008	$16.053	$9.754	11,287
	2009	$9.754	$12.295	5,378
	2010	$12.295	$15.623	3,768
	2011	$15.623	$16.195	3,576
	2012	$16.195	$18.368	1,847
	2013	$18.368	$18.335	1,342
	2014	$18.335	$23.280	787
	2015	$23.280	$23.277	674

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.597	$21.344	1,858
	2007	$21.344	$28.812	1,194
	2008	$28.812	$9.954	1,194
	2009	$9.954	$20.818	2,799
	2010	$20.818	$25.904	852
	2011	$25.904	$18.872	233
	2012	$18.872	$24.031	0
	2013	$24.031	$26.408	0
	2014	$26.408	$25.798	0
	2015	$25.798	$21.767	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.439	$22.520	4,335
	2007	$22.520	$32.110	4,766
	2008	$32.110	$16.970	2,758
	2009	$16.970	$26.225	2,889
	2010	$26.225	$33.249	488
	2011	$33.249	$27.252	85
	2012	$27.252	$27.638	0
	2013	$27.638	$29.969	0
	2014	$29.969	$23.783	0
	2015	$23.783	$15.527	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.700	$10.340	0
	2007	$10.340	$10.553	0
	2008	$10.553	$8.997	0
	2009	$8.997	$10.050	0
	2010	$10.050	$10.349	0
	2011	$10.349	$9.923	0
	2012	$9.923	$9.863	0
	2013	$9.863	$10.164	0
	2014	$10.164	$9.865	0
	2015	$9.865	$9.752	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.987	$11.894	10,729
	2007	$11.894	$11.628	8,566
	2008	$11.628	$7.884	10,288
	2009	$7.884	$11.977	7,854
	2010	$11.977	$13.476	7,086
	2011	$13.476	$13.389	4,825
	2012	$13.389	$15.508	2,931
	2013	$15.508	$16.135	1,818
	2014	$16.135	$15.589	1,568
	2015	$15.589	$14.363	1,485

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.375	$13.269	0
	2007	$13.269	$17.328	0
	2008	$17.328	$9.299	0
	2009	$9.299	$13.739	0
	2010	$13.739	$15.308	0
	2011	$15.308	$14.916	0
	2012	$14.916	$17.241	0
	2013	$17.241	$22.786	0
	2014	$22.786	$25.345	0
	2015	$25.345	$26.321	472

Alger Large Cap Growth Portfolio - Class S
	2006	$11.006	$11.321	0
	2007	$11.321	$13.278	0
	2008	$13.278	$6.991	0
	2009	$6.991	$10.094	0
	2010	$10.094	$11.175	0
	2011	$11.175	$10.874	0
	2012	$10.874	$11.661	0
	2013	$11.661	$15.387	0
	2014	$15.387	$16.680	0
	2015	$16.680	$16.576	715

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.352	$12.232	0
	2007	$12.232	$15.742	0
	2008	$15.742	$6.410	818
	2009	$6.410	$9.510	818
	2010	$9.510	$11.085	818
	2011	$11.085	$9.935	0
	2012	$9.935	$11.270	0
	2013	$11.270	$14.962	0
	2014	$14.962	$15.783	0
	2015	$15.783	$15.182	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.469	1,399
	2008	$9.469	$5.888	1,614
	2009	$5.888	$7.469	0
	2010	$7.469	$8.539	0
	2011	$8.539	$7.854	0
	2012	$7.854	$8.854	0
	2013	$8.854	$11.474	0
	2014	$11.474	$12.298	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.708	0
	2008	$9.708	$6.128	2,118
	2009	$6.128	$7.480	2,118
	2010	$7.480	$8.029	2,118
	2011	$8.029	$8.262	0
	2012	$8.262	$9.438	0
	2013	$9.438	$12.250	0
	2014	$12.250	$13.417	0
	2015	$13.417	$12.778	935

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.339	$10.862	0
	2007	$10.862	$12.265	0
	2008	$12.265	$8.549	1,449
	2009	$8.549	$10.793	1,277
	2010	$10.793	$12.061	1,056
	2011	$12.061	$11.493	1,905
	2012	$11.493	$12.647	1,086
	2013	$12.647	$14.303	955
	2014	$14.303	$14.801	930
	2015	$14.801	$14.503	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.955	$14.155	3,734
	2007	$14.155	$16.279	3,166
	2008	$16.279	$9.147	3,454
	2009	$9.147	$12.150	1,769
	2010	$12.150	$13.929	154
	2011	$13.929	$13.278	154
	2012	$13.278	$15.120	154
	2013	$15.120	$19.414	0
	2014	$19.414	$21.254	2,525
	2015	$21.254	$20.926	3,102

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.160	$13.123	1,577
	2007	$13.123	$13.030	1,017
	2008	$13.030	$7.306	13,790
	2009	$7.306	$9.304	9,851
	2010	$9.304	$10.483	0
	2011	$10.483	$10.347	0
	2012	$10.347	$11.875	0
	2013	$11.875	$14.883	0
	2014	$14.883	$15.831	3,339
	2015	$15.831	$14.864	3,339

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.987	$10.245	7,669
	2007	$10.245	$10.543	7,192
	2008	$10.543	$10.623	65,486
	2009	$10.623	$10.465	67,465
	2010	$10.465	$10.269	52,848
	2011	$10.269	$10.070	52,967
	2012	$10.070	$9.874	53,458
	2013	$9.874	$9.683	69,264
	2014	$9.683	$9.495	59,070
	2015	$9.495	$9.311	47,967

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.091	$10.545	1,196
	2007	$10.545	$13.095	1,012
	2008	$13.095	$6.765	1,405
	2009	$6.765	$8.488	0
	2010	$8.488	$10.308	0
	2011	$10.308	$10.105	0
	2012	$10.105	$11.334	0
	2013	$11.334	$15.114	0
	2014	$15.114	$16.451	0
	2015	$16.451	$17.244	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.877	$12.312	540
	2007	$12.312	$12.696	0
	2008	$12.696	$7.822	3,478
	2009	$7.822	$9.687	3,295
	2010	$9.687	$10.897	2,925
	2011	$10.897	$10.876	1,336
	2012	$10.876	$12.330	1,275
	2013	$12.330	$15.947	859
	2014	$15.947	$17.714	771
	2015	$17.714	$17.557	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.150	$10.364	0
	2007	$10.364	$10.576	0
	2008	$10.576	$10.011	12,178
	2009	$10.011	$11.334	12,284
	2010	$11.334	$11.952	4,970
	2011	$11.952	$12.544	2,861
	2012	$12.544	$12.988	2,861
	2013	$12.988	$12.471	2,861
	2014	$12.471	$12.915	2,861
	2015	$12.915	$12.556	1,153

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.661	$14.622	3,225
	2007	$14.622	$16.780	4,637
	2008	$16.780	$9.220	4,501
	2009	$9.220	$11.410	2,609
	2010	$11.410	$12.623	326
	2011	$12.623	$10.231	326
	2012	$10.231	$12.075	326
	2013	$12.075	$15.412	0
	2014	$15.412	$13.857	0
	2015	$13.857	$14.035	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.702	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.752	$12.836	0
	2007	$12.836	$15.447	1,428
	2008	$15.447	$8.975	4,744
	2009	$8.975	$11.203	1,054
	2010	$11.203	$12.215	0
	2011	$12.215	$11.192	0
	2012	$11.192	$11.459	0
	2013	$11.459	$13.197	0
	2014	$13.197	$13.302	0
	2015	$13.302	$13.207	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.267	0
	2013	$9.267	$12.703	0
	2014	$12.703	$13.472	0
	2015	$13.472	$13.837	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.909	$11.344	0
	2007	$11.344	$12.427	0
	2008	$12.427	$6.990	0
	2009	$6.990	$8.274	0
	2010	$8.274	$9.347	0
	2011	$9.347	$8.421	0
	2012	$8.421	$9.651	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.756	0
	2007	$10.756	$11.376	0
	2008	$11.376	$7.772	0
	2009	$7.772	$9.752	0
	2010	$9.752	$10.447	0
	2011	$10.447	$10.213	0
	2012	$10.213	$11.377	0
	2013	$11.377	$14.383	0
	2014	$14.383	$15.209	0
	2015	$15.209	$14.017	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.640	2,195
	2012	$11.640	$11.665	2,356
	2013	$11.665	$11.111	2,453
	2014	$11.111	$11.317	2,440
	2015	$11.317	$11.104	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.858	$13.484	22,018
	2007	$13.484	$13.554	22,309
	2008	$13.554	$9.009	8,879
	2009	$9.009	$10.963	8,878
	2010	$10.963	$12.059	13,530
	2011	$12.059	$11.557	13,530
	2012	$11.557	$12.957	13,530
	2013	$12.957	$16.995	6,103
	2014	$16.995	$18.324	6,103
	2015	$18.324	$17.371	6,584

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.494	$12.508	10,145
	2007	$12.508	$13.402	8,328
	2008	$13.402	$9.371	4,243
	2009	$9.371	$11.932	3,223
	2010	$11.932	$13.311	4,687
	2011	$13.311	$12.203	5,385
	2012	$12.203	$13.235	4,687
	2013	$13.235	$16.671	2,523
	2014	$16.671	$17.028	2,523
	2015	$17.028	$15.981	3,032

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.039	$12.386	0
	2007	$12.386	$14.281	0
	2008	$14.281	$7.444	0
	2009	$7.444	$11.414	0
	2010	$11.414	$14.244	0
	2011	$14.244	$12.659	0
	2012	$12.659	$13.855	0
	2013	$13.855	$18.557	0
	2014	$18.557	$19.595	0
	2015	$19.595	$19.413	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.047	$12.234	0
	2007	$12.234	$12.157	0
	2008	$12.157	$5.733	0
	2009	$5.733	$8.305	0
	2010	$8.305	$8.708	0
	2011	$8.708	$8.249	0
	2012	$8.249	$9.515	0
	2013	$9.515	$12.434	0
	2014	$12.434	$12.970	0
	2015	$12.970	$11.362	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.259	$10.372	0
	2007	$10.372	$10.883	0
	2008	$10.883	$10.832	2,258
	2009	$10.832	$10.712	2,578
	2010	$10.712	$11.016	2,317
	2011	$11.016	$11.061	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.865	1,365
	2009	$6.865	$12.053	1,181
	2010	$12.053	$14.775	0
	2011	$14.775	$9.802	0
	2012	$9.802	$10.877	0
	2013	$10.877	$12.189	0
	2014	$12.189	$10.505	0
	2015	$10.505	$9.393	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.124	$13.679	5,801
	2007	$13.679	$14.373	5,440
	2008	$14.373	$10.161	6,136
	2009	$10.161	$13.243	4,254
	2010	$13.243	$14.980	848
	2011	$14.980	$14.250	1,523
	2012	$14.250	$15.479	888
	2013	$15.479	$19.095	717
	2014	$19.095	$20.303	673
	2015	$20.303	$19.172	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.929	$13.060	600
	2007	$13.060	$12.021	598
	2008	$12.021	$7.553	0
	2009	$7.553	$7.144	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.154	$12.077	0
	2007	$12.077	$13.058	0
	2008	$13.058	$10.747	1,150
	2009	$10.747	$13.233	1,042
	2010	$13.233	$14.029	908
	2011	$14.029	$13.942	916
	2012	$13.942	$15.498	887
	2013	$15.498	$18.205	751
	2014	$18.205	$19.321	710
	2015	$19.321	$19.022	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.724	$13.572	1,488
	2007	$13.572	$15.735	3,082
	2008	$15.735	$14.779	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.612	$13.494	0
	2007	$13.494	$18.076	0
	2008	$18.076	$9.870	0
	2009	$9.870	$14.131	0
	2010	$14.131	$14.753	0
	2011	$14.753	$13.462	0
	2012	$13.462	$16.348	0
	2013	$16.348	$20.980	0
	2014	$20.980	$22.313	0
	2015	$22.313	$24.489	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.263	$13.320	1,870
	2007	$13.320	$13.860	1,862
	2008	$13.860	$8.664	1,774
	2009	$8.664	$10.411	211

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.442	$12.069	1,045

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.766	$12.430	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.255	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.136	0
	2014	$15.136	$15.217	0
	2015	$15.217	$14.260	0

MFS® High Income Series - Service Class
	2006	$10.600	$11.432	0
	2007	$11.432	$11.381	0
	2008	$11.381	$7.960	0
	2009	$7.960	$11.335	0
	2010	$11.335	$12.714	0
	2011	$12.714	$12.947	755
	2012	$12.947	$14.526	0
	2013	$14.526	$14.684	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.642	$11.198	0
	2007	$11.198	$12.189	0
	2008	$12.189	$7.531	253
	2009	$7.531	$10.271	253
	2010	$10.271	$11.295	0
	2011	$11.295	$11.116	0
	2012	$11.116	$12.717	0
	2013	$12.717	$16.217	0
	2014	$16.217	$17.668	0
	2015	$17.668	$17.807	0

MFS® Investors Trust Series - Service Class
	2006	$11.281	$12.466	0
	2007	$12.466	$13.448	0
	2008	$13.448	$8.801	0
	2009	$8.801	$10.921	0
	2010	$10.921	$11.873	0
	2011	$11.873	$11.360	0
	2012	$11.360	$13.236	0
	2013	$13.236	$17.097	0
	2014	$17.097	$18.559	0
	2015	$18.559	$18.189	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.185	$11.278	0
	2007	$11.278	$11.306	0
	2008	$11.306	$6.704	0
	2009	$6.704	$10.710	0
	2010	$10.710	$14.275	0
	2011	$14.275	$12.529	0
	2012	$12.529	$14.851	0
	2013	$14.851	$20.563	0
	2014	$20.563	$18.651	0
	2015	$18.651	$17.895	0

MFS® Total Return Series - Service Class
	2006	$10.788	$11.808	2,425
	2007	$11.808	$12.032	2,452
	2008	$12.032	$9.164	2,383
	2009	$9.164	$10.578	1,300
	2010	$10.578	$11.371	1,121
	2011	$11.371	$11.326	1,128
	2012	$11.326	$12.319	1,115
	2013	$12.319	$14.342	952
	2014	$14.342	$15.221	901
	2015	$15.221	$14.838	0

MFS® Value Series - Service Class
	2006	$11.602	$13.709	0
	2007	$13.709	$14.461	0
	2008	$14.461	$9.536	0
	2009	$9.536	$11.449	0
	2010	$11.449	$12.485	0
	2011	$12.485	$12.185	0
	2012	$12.185	$13.844	0
	2013	$13.844	$18.407	0
	2014	$18.407	$19.889	0
	2015	$19.889	$19.319	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.675	$11.757	298
	2007	$11.757	$12.222	297
	2008	$12.222	$6.086	0
	2009	$6.086	$7.893	0
	2010	$7.893	$9.841	0
	2011	$9.841	$9.730	0
	2012	$9.730	$11.082	0
	2013	$11.082	$14.737	0
	2014	$14.737	$15.248	0
	2015	$15.248	$15.900	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.669	$14.579	7,200
	2007	$14.579	$15.163	7,290
	2008	$15.163	$8.871	4,442
	2009	$8.871	$12.121	4,442
	2010	$12.121	$13.751	6,978
	2011	$13.751	$12.333	6,978
	2012	$12.333	$14.626	6,978
	2013	$14.626	$18.212	8,293
	2014	$18.212	$18.224	8,293
	2015	$18.224	$18.524	8,741

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.115	$13.620	9,260
	2007	$13.620	$13.167	7,675
	2008	$13.167	$8.004	4,623
	2009	$8.004	$10.742	4,623
	2010	$10.742	$12.961	5,980
	2011	$12.961	$12.406	5,980
	2012	$12.406	$14.313	5,980
	2013	$14.313	$19.735	4,338
	2014	$19.735	$21.606	3,890
	2015	$21.606	$19.894	3,011

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.645	$10.666	0
	2007	$10.666	$10.837	0
	2008	$10.837	$10.373	243
	2009	$10.373	$11.760	243
	2010	$11.760	$12.511	2,138
	2011	$12.511	$13.098	0
	2012	$13.098	$14.235	0
	2013	$14.235	$14.027	0
	2014	$14.027	$15.288	0
	2015	$15.288	$15.034	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.980	$10.237	0
	2007	$10.237	$10.527	0
	2008	$10.527	$10.554	0
	2009	$10.554	$10.360	168
	2010	$10.360	$10.163	226
	2011	$10.163	$9.971	223
	2012	$9.971	$9.782	220
	2013	$9.782	$9.597	0
	2014	$9.597	$9.411	0
	2015	$9.411	$9.230	1,133

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.548	$10.416	8,661
	2007	$10.416	$11.303	8,751
	2008	$11.303	$10.302	6,163
	2009	$10.302	$11.959	5,258
	2010	$11.959	$12.677	7,554
	2011	$12.677	$13.882	4,528
	2012	$13.882	$14.802	4,528
	2013	$14.802	$13.176	4,197
	2014	$13.176	$13.318	4,197
	2015	$13.318	$12.705	4,197

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.272	$10.460	8,866
	2007	$10.460	$11.154	8,977
	2008	$11.154	$11.464	16,322
	2009	$11.464	$12.822	22,266
	2010	$12.822	$13.593	16,747
	2011	$13.593	$13.810	13,175
	2012	$13.810	$14.838	15,904
	2013	$14.838	$14.264	7,364
	2014	$14.264	$14.584	7,348
	2015	$14.584	$14.364	3,747

Premier VIT OpCap Balanced Portfolio
	2006	$10.840	$11.778	0
	2007	$11.778	$11.034	0
	2008	$11.034	$7.446	246
	2009	$7.446	$7.170	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.454	$11.416	1,105
	2007	$11.416	$11.900	1,114
	2008	$11.900	$10.750	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.806	$11.584	0
	2007	$11.584	$12.775	0
	2008	$12.775	$7.183	3,495
	2009	$7.183	$9.987	3,494
	2010	$9.987	$11.359	2,841
	2011	$11.359	$11.290	2,841
	2012	$11.290	$13.051	2,841
	2013	$13.051	$18.024	2,841
	2014	$18.024	$19.235	2,841
	2015	$19.235	$20.897	1,145

T. Rowe Price Equity Income Portfolio - II
	2006	$11.230	$13.065	4,752
	2007	$13.065	$13.197	4,560
	2008	$13.197	$8.247	6,961
	2009	$8.247	$10.128	5,804
	2010	$10.128	$11.394	1,117
	2011	$11.394	$11.059	1,155
	2012	$11.059	$12.677	1,084
	2013	$12.677	$16.086	850
	2014	$16.086	$16.892	809
	2015	$16.892	$15.386	0

UIF Growth Portfolio, Class II
	2006	$11.692	$11.902	0
	2007	$11.902	$14.196	0
	2008	$14.196	$7.050	0
	2009	$7.050	$11.416	0
	2010	$11.416	$13.725	0
	2011	$13.725	$13.048	0
	2012	$13.048	$14.591	0
	2013	$14.591	$21.135	0
	2014	$21.135	$21.984	0
	2015	$21.984	$24.135	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.633	$19.753	14,523
	2007	$19.753	$16.021	14,018
	2008	$16.021	$9.730	19,497
	2009	$9.730	$12.258	17,179
	2010	$12.258	$15.568	9,958
	2011	$15.568	$16.130	9,865
	2012	$16.130	$18.285	9,702
	2013	$18.285	$18.243	11,004
	2014	$18.243	$23.151	10,378
	2015	$23.151	$23.136	6,234

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.582	$21.313	0
	2007	$21.313	$28.755	0
	2008	$28.755	$9.929	0
	2009	$9.929	$20.755	0
	2010	$20.755	$25.813	0
	2011	$25.813	$18.796	0
	2012	$18.796	$23.922	0
	2013	$23.922	$26.275	0
	2014	$26.275	$25.655	0
	2015	$25.655	$21.635	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.421	$22.487	0
	2007	$22.487	$32.046	0
	2008	$32.046	$16.927	0
	2009	$16.927	$26.146	0
	2010	$26.146	$33.132	512
	2011	$33.132	$27.142	512
	2012	$27.142	$27.513	512
	2013	$27.513	$29.818	512
	2014	$29.818	$23.651	512
	2015	$23.651	$15.433	512

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.690	$10.324	0
	2007	$10.324	$10.532	0
	2008	$10.532	$8.974	0
	2009	$8.974	$10.020	0
	2010	$10.020	$10.313	0
	2011	$10.313	$9.883	0
	2012	$9.883	$9.818	0
	2013	$9.818	$10.113	0
	2014	$10.113	$9.810	0
	2015	$9.810	$9.695	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.976	$11.876	12,964
	2007	$11.876	$11.605	12,915
	2008	$11.605	$7.864	14,736
	2009	$7.864	$11.941	13,067
	2010	$11.941	$13.429	8,781
	2011	$13.429	$13.335	8,467
	2012	$13.335	$15.437	7,620
	2013	$15.437	$16.053	4,318
	2014	$16.053	$15.503	4,397
	2015	$15.503	$14.276	1,769

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.364	$13.250	0
	2007	$13.250	$17.293	0
	2008	$17.293	$9.276	892
	2009	$9.276	$13.698	815
	2010	$13.698	$15.254	660
	2011	$15.254	$14.855	659
	2012	$14.855	$17.162	552
	2013	$17.162	$22.671	552
	2014	$22.671	$25.205	551
	2015	$25.205	$26.161	460

Alger Large Cap Growth Portfolio - Class S
	2006	$10.995	$11.304	0
	2007	$11.304	$13.251	0
	2008	$13.251	$6.974	1,538
	2009	$6.974	$10.064	1,364
	2010	$10.064	$11.136	426
	2011	$11.136	$10.830	425
	2012	$10.830	$11.608	424
	2013	$11.608	$15.310	424
	2014	$15.310	$16.588	423
	2015	$16.588	$16.476	423

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.341	$12.214	135
	2007	$12.214	$15.711	142
	2008	$15.711	$6.394	14,268
	2009	$6.394	$9.481	12,988
	2010	$9.481	$11.046	12,472
	2011	$11.046	$9.895	12,477
	2012	$9.895	$11.219	12,441
	2013	$11.219	$14.887	2,330
	2014	$14.887	$15.695	1,905
	2015	$15.695	$15.090	1,904

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.466	0
	2008	$9.466	$5.883	0
	2009	$5.883	$7.458	0
	2010	$7.458	$8.523	0
	2011	$8.523	$7.835	0
	2012	$7.835	$8.828	0
	2013	$8.828	$11.435	0
	2014	$11.435	$12.250	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.705	0
	2008	$9.705	$6.123	764
	2009	$6.123	$7.470	763
	2010	$7.470	$8.014	762
	2011	$8.014	$8.243	761
	2012	$8.243	$9.411	761
	2013	$9.411	$12.208	760
	2014	$12.208	$13.365	760
	2015	$13.365	$12.722	531

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.329	$10.846	0
	2007	$10.846	$12.240	0
	2008	$12.240	$8.528	1,658
	2009	$8.528	$10.761	1,242
	2010	$10.761	$12.018	1,201
	2011	$12.018	$11.447	1,102
	2012	$11.447	$12.590	896
	2013	$12.590	$14.231	611
	2014	$14.231	$14.718	445
	2015	$14.718	$14.415	158

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.942	$14.134	1,351
	2007	$14.134	$16.247	944
	2008	$16.247	$9.124	18,431
	2009	$9.124	$12.113	16,271
	2010	$12.113	$13.881	16,371
	2011	$13.881	$13.225	16,283
	2012	$13.225	$15.051	15,397
	2013	$15.051	$19.316	16,365
	2014	$19.316	$21.136	15,837
	2015	$21.136	$20.799	15,749

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.149	$13.104	1,107
	2007	$13.104	$13.004	898
	2008	$13.004	$7.287	7,705
	2009	$7.287	$9.276	3,904
	2010	$9.276	$10.447	3,160
	2011	$10.447	$10.305	2,990
	2012	$10.305	$11.821	1,903
	2013	$11.821	$14.808	1,342
	2014	$14.808	$15.743	670
	2015	$15.743	$14.774	320

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.977	$10.230	3,566
	2007	$10.230	$10.522	538
	2008	$10.522	$10.597	31,819
	2009	$10.597	$10.434	23,675
	2010	$10.434	$10.233	19,655
	2011	$10.233	$10.030	18,638
	2012	$10.030	$9.829	57,835
	2013	$9.829	$9.634	7,884
	2014	$9.634	$9.442	7,313
	2015	$9.442	$9.254	3,032

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.081	$10.529	474
	2007	$10.529	$13.069	188
	2008	$13.069	$6.748	4,688
	2009	$6.748	$8.462	2,001
	2010	$8.462	$10.272	1,655
	2011	$10.272	$10.064	1,596
	2012	$10.064	$11.283	1,238
	2013	$11.283	$15.038	946
	2014	$15.038	$16.360	862
	2015	$16.360	$17.140	733

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.866	$12.293	1,671
	2007	$12.293	$12.670	666
	2008	$12.670	$7.803	32,912
	2009	$7.803	$9.658	30,308
	2010	$9.658	$10.859	25,095
	2011	$10.859	$10.832	23,744
	2012	$10.832	$12.274	22,234
	2013	$12.274	$15.867	20,598
	2014	$15.867	$17.616	18,438
	2015	$17.616	$17.451	15,028

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.140	$10.349	4,888
	2007	$10.349	$10.555	1,973
	2008	$10.555	$9.986	33,831
	2009	$9.986	$11.300	26,436
	2010	$11.300	$11.910	21,249
	2011	$11.910	$12.494	20,152
	2012	$12.494	$12.929	18,648
	2013	$12.929	$12.409	6,564
	2014	$12.409	$12.844	6,302
	2015	$12.844	$12.480	5,418

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.649	$14.600	796
	2007	$14.600	$16.746	584
	2008	$16.746	$9.197	8,612
	2009	$9.197	$11.376	7,199
	2010	$11.376	$12.579	7,251
	2011	$12.579	$10.190	7,927
	2012	$10.190	$12.021	7,181
	2013	$12.021	$15.334	8,505
	2014	$15.334	$13.781	7,653
	2015	$13.781	$13.950	3,689

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.699	609

Guggenheim VIF Long Short Equity Fund
	2006	$11.741	$12.817	0
	2007	$12.817	$15.416	0
	2008	$15.416	$8.953	1,059
	2009	$8.953	$11.169	235
	2010	$11.169	$12.172	0
	2011	$12.172	$11.147	0
	2012	$11.147	$11.407	0
	2013	$11.407	$13.131	0
	2014	$13.131	$13.228	0
	2015	$13.228	$13.127	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.225	584
	2013	$9.225	$12.639	319
	2014	$12.639	$13.398	231
	2015	$13.398	$13.753	165

Invesco V.I. Capital Appreciation - Series II
	2006	$10.898	$11.328	21
	2007	$11.328	$12.402	21
	2008	$12.402	$6.973	935
	2009	$6.973	$8.249	895
	2010	$8.249	$9.314	798
	2011	$9.314	$8.387	660
	2012	$8.387	$9.610	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.752	828
	2007	$10.752	$11.366	214
	2008	$11.366	$7.761	1,752
	2009	$7.761	$9.734	234
	2010	$9.734	$10.422	233
	2011	$10.422	$10.184	231
	2012	$10.184	$11.338	230
	2013	$11.338	$14.327	76
	2014	$14.327	$15.142	57
	2015	$15.142	$13.948	56

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.593	28
	2012	$11.593	$11.612	0
	2013	$11.612	$11.055	0
	2014	$11.055	$11.255	0
	2015	$11.255	$11.036	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.846	$13.465	1,905
	2007	$13.465	$13.527	1,917
	2008	$13.527	$8.986	8,195
	2009	$8.986	$10.929	7,380
	2010	$10.929	$12.017	9,608
	2011	$12.017	$11.511	8,594
	2012	$11.511	$12.898	8,143
	2013	$12.898	$16.909	7,229
	2014	$16.909	$18.222	5,744
	2015	$18.222	$17.266	3,760

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.483	$12.490	911
	2007	$12.490	$13.375	463
	2008	$13.375	$9.348	11,043
	2009	$9.348	$11.896	9,240
	2010	$11.896	$13.265	7,410
	2011	$13.265	$12.154	7,669
	2012	$12.154	$13.175	1,119
	2013	$13.175	$16.587	866
	2014	$16.587	$16.933	821
	2015	$16.933	$15.884	791

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.028	$12.368	0
	2007	$12.368	$14.253	0
	2008	$14.253	$7.425	0
	2009	$7.425	$11.379	0
	2010	$11.379	$14.194	0
	2011	$14.194	$12.608	0
	2012	$12.608	$13.792	0
	2013	$13.792	$18.464	0
	2014	$18.464	$19.486	0
	2015	$19.486	$19.295	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.036	$12.215	1,950
	2007	$12.215	$12.133	401
	2008	$12.133	$5.719	1,960
	2009	$5.719	$8.280	1,008
	2010	$8.280	$8.678	551
	2011	$8.678	$8.216	538
	2012	$8.216	$9.472	516
	2013	$9.472	$12.372	53
	2014	$12.372	$12.898	52
	2015	$12.898	$11.293	52

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.249	$10.357	0
	2007	$10.357	$10.861	0
	2008	$10.861	$10.805	2,287
	2009	$10.805	$10.680	1,210
	2010	$10.680	$10.978	31
	2011	$10.978	$11.021	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.848	1,470
	2009	$6.848	$12.017	0
	2010	$12.017	$14.723	0
	2011	$14.723	$9.763	326
	2012	$9.763	$10.828	313
	2013	$10.828	$12.127	299
	2014	$12.127	$10.446	0
	2015	$10.446	$9.336	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.112	$13.659	0
	2007	$13.659	$14.344	0
	2008	$14.344	$10.136	25,459
	2009	$10.136	$13.203	23,011
	2010	$13.203	$14.927	20,178
	2011	$14.927	$14.193	17,864
	2012	$14.193	$15.409	12,201
	2013	$15.409	$18.999	11,792
	2014	$18.999	$20.190	10,702
	2015	$20.190	$19.056	8,275

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.925	$13.049	0
	2007	$13.049	$12.005	0
	2008	$12.005	$7.539	435
	2009	$7.539	$7.129	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.143	$12.059	687
	2007	$12.059	$13.032	652
	2008	$13.032	$10.720	725
	2009	$10.720	$13.193	1,971
	2010	$13.193	$13.979	2,003
	2011	$13.979	$13.886	1,390
	2012	$13.886	$15.428	1,374
	2013	$15.428	$18.113	1,144
	2014	$18.113	$19.213	1,109
	2015	$19.213	$18.907	1,109

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.712	$13.552	378
	2007	$13.552	$15.703	153
	2008	$15.703	$14.747	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.600	$13.474	1,508
	2007	$13.474	$18.040	0
	2008	$18.040	$9.845	2,019
	2009	$9.845	$14.088	1,614
	2010	$14.088	$14.701	1,184
	2011	$14.701	$13.408	1,184
	2012	$13.408	$16.274	1,184
	2013	$16.274	$20.874	1,184
	2014	$20.874	$22.189	1,184
	2015	$22.189	$24.341	1,184

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.251	$13.300	381
	2007	$13.300	$13.832	177
	2008	$13.832	$8.642	1,677
	2009	$8.642	$10.380	1,612

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.432	$12.051	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.755	$12.412	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.150	307

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.060	467
	2014	$15.060	$15.133	422
	2015	$15.133	$14.174	383

MFS® High Income Series - Service Class
	2006	$10.589	$11.415	470
	2007	$11.415	$11.358	470
	2008	$11.358	$7.940	2,974
	2009	$7.940	$11.301	1,568
	2010	$11.301	$12.669	1,336
	2011	$12.669	$12.895	1,030
	2012	$12.895	$14.460	926
	2013	$14.460	$14.613	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.632	$11.181	0
	2007	$11.181	$12.164	0
	2008	$12.164	$7.512	5,811
	2009	$7.512	$10.240	4,949
	2010	$10.240	$11.255	4,799
	2011	$11.255	$11.071	4,366
	2012	$11.071	$12.660	3,980
	2013	$12.660	$16.135	3,658
	2014	$16.135	$17.570	2,398
	2015	$17.570	$17.706	0

MFS® Investors Trust Series - Service Class
	2006	$11.270	$12.447	0
	2007	$12.447	$13.421	0
	2008	$13.421	$8.779	2,817
	2009	$8.779	$10.888	2,499
	2010	$10.888	$11.831	2,229
	2011	$11.831	$11.314	1,757
	2012	$11.314	$13.176	1,313
	2013	$13.176	$17.011	994
	2014	$17.011	$18.456	736
	2015	$18.456	$18.078	515

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.175	$11.262	0
	2007	$11.262	$11.284	0
	2008	$11.284	$6.688	1,390
	2009	$6.688	$10.678	1,024
	2010	$10.678	$14.225	751
	2011	$14.225	$12.478	617
	2012	$12.478	$14.783	498
	2013	$14.783	$20.460	377
	2014	$20.460	$18.548	349
	2015	$18.548	$17.787	277

MFS® Total Return Series - Service Class
	2006	$10.778	$11.791	3,335
	2007	$11.791	$12.008	1,842
	2008	$12.008	$9.141	6,555
	2009	$9.141	$10.546	4,746
	2010	$10.546	$11.331	3,567
	2011	$11.331	$11.281	3,590
	2012	$11.281	$12.263	3,401
	2013	$12.263	$14.270	2,907
	2014	$14.270	$15.137	2,845
	2015	$15.137	$14.748	2,842

MFS® Value Series - Service Class
	2006	$11.590	$13.688	796
	2007	$13.688	$14.432	592
	2008	$14.432	$9.512	6,545
	2009	$9.512	$11.415	6,438
	2010	$11.415	$12.441	3,588
	2011	$12.441	$12.136	3,663
	2012	$12.136	$13.782	3,450
	2013	$13.782	$18.314	3,009
	2014	$18.314	$19.779	2,918
	2015	$19.779	$19.202	2,236

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.671	$11.747	0
	2007	$11.747	$12.206	0
	2008	$12.206	$6.075	87
	2009	$6.075	$7.874	86
	2010	$7.874	$9.812	85
	2011	$9.812	$9.697	85
	2012	$9.697	$11.039	84
	2013	$11.039	$14.672	28
	2014	$14.672	$15.173	21
	2015	$15.173	$15.813	21

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$12.656	$14.558	687
	2007	$14.558	$15.133	278
	2008	$15.133	$8.849	5,618
	2009	$8.849	$12.084	3,953
	2010	$12.084	$13.702	1,711
	2011	$13.702	$12.284	1,539
	2012	$12.284	$14.560	1,301
	2013	$14.560	$18.120	1,045
	2014	$18.120	$18.122	719
	2015	$18.122	$18.412	604

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.103	$13.600	1,922
	2007	$13.600	$13.141	1,227
	2008	$13.141	$7.984	18,988
	2009	$7.984	$10.710	16,341
	2010	$10.710	$12.916	13,708
	2011	$12.916	$12.356	13,567
	2012	$12.356	$14.248	13,354
	2013	$14.248	$19.636	6,567
	2014	$19.636	$21.486	5,911
	2015	$21.486	$19.773	4,671

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.634	$10.650	323
	2007	$10.650	$10.816	354
	2008	$10.816	$10.347	9,844
	2009	$10.347	$11.725	8,141
	2010	$11.725	$12.467	9,292
	2011	$12.467	$13.045	8,992
	2012	$13.045	$14.170	8,864
	2013	$14.170	$13.956	4,485
	2014	$13.956	$15.204	2,946
	2015	$15.204	$14.943	2,552

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.970	$10.222	694
	2007	$10.222	$10.506	704
	2008	$10.506	$10.528	22,117
	2009	$10.528	$10.329	10,198
	2010	$10.329	$10.127	9,982
	2011	$10.127	$9.931	3,992
	2012	$9.931	$9.738	3,813
	2013	$9.738	$9.549	3,868
	2014	$9.549	$9.359	3,771
	2015	$9.359	$9.174	3,770

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.538	$10.401	1,146
	2007	$10.401	$11.280	362
	2008	$11.280	$10.276	11,204
	2009	$10.276	$11.923	8,997
	2010	$11.923	$12.633	7,079
	2011	$12.633	$13.826	6,656
	2012	$13.826	$14.735	6,329
	2013	$14.735	$13.109	26,569
	2014	$13.109	$13.244	26,646
	2015	$13.244	$12.628	24,225

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.262	$10.445	1,596
	2007	$10.445	$11.132	869
	2008	$11.132	$11.435	42,191
	2009	$11.435	$12.784	35,628
	2010	$12.784	$13.545	31,262
	2011	$13.545	$13.754	29,001
	2012	$13.754	$14.771	20,020
	2013	$14.771	$14.192	6,236
	2014	$14.192	$14.503	4,991
	2015	$14.503	$14.277	4,292

Premier VIT OpCap Balanced Portfolio
	2006	$10.831	$11.762	534
	2007	$11.762	$11.014	316
	2008	$11.014	$7.428	1,863
	2009	$7.428	$7.152	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.444	$11.399	450
	2007	$11.399	$11.876	202
	2008	$11.876	$10.728	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.795	$11.567	603
	2007	$11.567	$12.750	603
	2008	$12.750	$7.165	18,276
	2009	$7.165	$9.957	12,885
	2010	$9.957	$11.319	10,891
	2011	$11.319	$11.244	9,568
	2012	$11.244	$12.992	8,218
	2013	$12.992	$17.934	6,786
	2014	$17.934	$19.129	4,826
	2015	$19.129	$20.770	1,843

T. Rowe Price Equity Income Portfolio - II
	2006	$11.219	$13.046	2,122
	2007	$13.046	$13.171	609
	2008	$13.171	$8.226	15,396
	2009	$8.226	$10.097	12,397
	2010	$10.097	$11.354	11,094
	2011	$11.354	$11.014	10,547
	2012	$11.014	$12.620	9,524
	2013	$12.620	$16.005	8,934
	2014	$16.005	$16.799	7,142
	2015	$16.799	$15.293	4,302

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$11.681	$11.884	42
	2007	$11.884	$14.168	42
	2008	$14.168	$7.033	639
	2009	$7.033	$11.382	91
	2010	$11.382	$13.676	0
	2011	$13.676	$12.996	0
	2012	$12.996	$14.525	0
	2013	$14.525	$21.028	0
	2014	$21.028	$21.862	0
	2015	$21.862	$23.989	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.618	$19.724	961
	2007	$19.724	$15.989	777
	2008	$15.989	$9.705	28,148
	2009	$9.705	$12.221	27,005
	2010	$12.221	$15.514	21,492
	2011	$15.514	$16.065	20,907
	2012	$16.065	$18.202	10,394
	2013	$18.202	$18.151	11,006
	2014	$18.151	$23.022	10,132
	2015	$23.022	$22.996	9,026

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.567	$21.281	676
	2007	$21.281	$28.698	252
	2008	$28.698	$9.905	1,306
	2009	$9.905	$20.693	1,015
	2010	$20.693	$25.722	786
	2011	$25.722	$18.720	707
	2012	$18.720	$23.813	683
	2013	$23.813	$26.142	660
	2014	$26.142	$25.513	63
	2015	$25.513	$21.504	54

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.403	$22.454	81
	2007	$22.454	$31.982	79
	2008	$31.982	$16.885	1,656
	2009	$16.885	$26.067	1,045
	2010	$26.067	$33.015	695
	2011	$33.015	$27.033	673
	2012	$27.033	$27.388	588
	2013	$27.388	$29.668	1,089
	2014	$29.668	$23.519	1,135
	2015	$23.519	$15.339	934

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.681	$10.309	498
	2007	$10.309	$10.511	235
	2008	$10.511	$8.952	551
	2009	$8.952	$9.989	624
	2010	$9.989	$10.277	705
	2011	$10.277	$9.843	778
	2012	$9.843	$9.774	598
	2013	$9.774	$10.062	211
	2014	$10.062	$9.756	224
	2015	$9.756	$9.640	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.966	$11.859	2,515
	2007	$11.859	$11.582	903
	2008	$11.582	$7.845	12,802
	2009	$7.845	$11.905	7,831
	2010	$11.905	$13.381	5,059
	2011	$13.381	$13.281	4,409
	2012	$13.281	$15.367	3,988
	2013	$15.367	$15.972	3,355
	2014	$15.972	$15.417	2,056
	2015	$15.417	$14.190	844

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.342	$13.210	0
	2007	$13.210	$17.224	0
	2008	$17.224	$9.229	2,212
	2009	$9.229	$13.616	1,983
	2010	$13.616	$15.146	4,601
	2011	$15.146	$14.736	2,012
	2012	$14.736	$17.007	1,971
	2013	$17.007	$22.442	555
	2014	$22.442	$24.926	289
	2015	$24.926	$25.845	265

Alger Large Cap Growth Portfolio - Class S
	2006	$10.974	$11.270	0
	2007	$11.270	$13.199	0
	2008	$13.199	$6.939	1,813
	2009	$6.939	$10.003	271
	2010	$10.003	$11.057	268
	2011	$11.057	$10.743	265
	2012	$10.743	$11.503	272
	2013	$11.503	$15.155	245
	2014	$15.155	$16.404	231
	2015	$16.404	$16.277	222

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.319	$12.177	0
	2007	$12.177	$15.648	0
	2008	$15.648	$6.362	6,222
	2009	$6.362	$9.424	3,353
	2010	$9.424	$10.968	3,421
	2011	$10.968	$9.816	3,589
	2012	$9.816	$11.117	2,501
	2013	$11.117	$14.737	2,348
	2014	$14.737	$15.521	1,965
	2015	$15.521	$14.908	1,938

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.459	0
	2008	$9.459	$5.873	157
	2009	$5.873	$7.438	131
	2010	$7.438	$8.491	124
	2011	$8.491	$7.798	31
	2012	$7.798	$8.777	0
	2013	$8.777	$11.357	0
	2014	$11.357	$12.156	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.698	0
	2008	$9.698	$6.112	42
	2009	$6.112	$7.450	40
	2010	$7.450	$7.984	41
	2011	$7.984	$8.204	40
	2012	$8.204	$9.356	37
	2013	$9.356	$12.125	30
	2014	$12.125	$13.260	28
	2015	$13.260	$12.609	29

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.309	$10.813	0
	2007	$10.813	$12.191	0
	2008	$12.191	$8.485	5,702
	2009	$8.485	$10.696	5,339
	2010	$10.696	$11.934	4,968
	2011	$11.934	$11.355	4,752
	2012	$11.355	$12.476	4,536
	2013	$12.476	$14.087	1,772
	2014	$14.087	$14.555	1,675
	2015	$14.555	$14.241	1,598

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.917	$14.092	0
	2007	$14.092	$16.182	0
	2008	$16.182	$9.079	8,088
	2009	$9.079	$12.040	5,836
	2010	$12.040	$13.783	5,460
	2011	$13.783	$13.118	5,899
	2012	$13.118	$14.915	4,859
	2013	$14.915	$19.122	2,889
	2014	$19.122	$20.902	1,185
	2015	$20.902	$20.548	1,001

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.127	$13.065	0
	2007	$13.065	$12.952	0
	2008	$12.952	$7.251	8,265
	2009	$7.251	$9.220	8,091
	2010	$9.220	$10.373	2,975
	2011	$10.373	$10.222	3,658
	2012	$10.222	$11.714	1,891
	2013	$11.714	$14.659	915
	2014	$14.659	$15.568	904
	2015	$15.568	$14.595	194

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.958	$10.200	0
	2007	$10.200	$10.480	0
	2008	$10.480	$10.544	32,210
	2009	$10.544	$10.371	10,057
	2010	$10.371	$10.161	9,033
	2011	$10.161	$9.949	8,566
	2012	$9.949	$9.740	6,620
	2013	$9.740	$9.537	6,875
	2014	$9.537	$9.337	6,061
	2015	$9.337	$9.142	5,209

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.062	$10.498	0
	2007	$10.498	$13.016	0
	2008	$13.016	$6.714	2,303
	2009	$6.714	$8.411	2,571
	2010	$8.411	$10.200	2,136
	2011	$10.200	$9.983	2,695
	2012	$9.983	$11.180	2,041
	2013	$11.180	$14.886	736
	2014	$14.886	$16.179	736
	2015	$16.179	$16.933	735

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.845	$12.257	0
	2007	$12.257	$12.620	0
	2008	$12.620	$7.764	12,992
	2009	$7.764	$9.600	8,947
	2010	$9.600	$10.782	5,824
	2011	$10.782	$10.745	5,859
	2012	$10.745	$12.163	5,695
	2013	$12.163	$15.707	3,948
	2014	$15.707	$17.421	3,697
	2015	$17.421	$17.240	3,189

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.120	$10.318	0
	2007	$10.318	$10.513	0
	2008	$10.513	$9.936	8,137
	2009	$9.936	$11.232	6,423
	2010	$11.232	$11.826	5,419
	2011	$11.826	$12.393	4,604
	2012	$12.393	$12.812	6,424
	2013	$12.812	$12.284	6,268
	2014	$12.284	$12.701	3,217
	2015	$12.701	$12.329	3,182

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.625	$14.557	0
	2007	$14.557	$16.680	0
	2008	$16.680	$9.151	4,791
	2009	$9.151	$11.307	4,373
	2010	$11.307	$12.490	4,191
	2011	$12.490	$10.108	4,816
	2012	$10.108	$11.912	4,431
	2013	$11.912	$15.180	3,690
	2014	$15.180	$13.628	3,983
	2015	$13.628	$13.781	2,835

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.693	1,735

Guggenheim VIF Long Short Equity Fund
	2006	$11.718	$12.779	0
	2007	$12.779	$15.355	0
	2008	$15.355	$8.908	1
	2009	$8.908	$11.102	409
	2010	$11.102	$12.087	183
	2011	$12.087	$11.057	483
	2012	$11.057	$11.304	119
	2013	$11.304	$12.999	3
	2014	$12.999	$13.081	3
	2015	$13.081	$12.968	3

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.142	367
	2013	$9.142	$12.511	312
	2014	$12.511	$13.249	256
	2015	$13.249	$13.587	247

Invesco V.I. Capital Appreciation - Series II
	2006	$10.877	$11.294	0
	2007	$11.294	$12.353	0
	2008	$12.353	$6.938	142
	2009	$6.938	$8.200	142
	2010	$8.200	$9.248	142
	2011	$9.248	$8.320	142
	2012	$8.320	$9.530	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.745	0
	2007	$10.745	$11.347	0
	2008	$11.347	$7.740	4,163
	2009	$7.740	$9.698	3,963
	2010	$9.698	$10.372	2,964
	2011	$10.372	$10.125	2,895
	2012	$10.125	$11.261	2,774
	2013	$11.261	$14.215	1,761
	2014	$14.215	$15.008	1,751
	2015	$15.008	$13.811	1,764

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.500	772
	2012	$11.500	$11.507	395
	2013	$11.507	$10.944	66
	2014	$10.944	$11.130	68
	2015	$11.130	$10.903	67

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.823	$13.425	0
	2007	$13.425	$13.473	0
	2008	$13.473	$8.941	10,380
	2009	$8.941	$10.864	10,965
	2010	$10.864	$11.932	8,005
	2011	$11.932	$11.418	7,975
	2012	$11.418	$12.782	6,919
	2013	$12.782	$16.739	4,188
	2014	$16.739	$18.020	3,396
	2015	$18.020	$17.057	2,218

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.461	$12.453	0
	2007	$12.453	$13.322	0
	2008	$13.322	$9.301	5,011
	2009	$9.301	$11.824	3,173
	2010	$11.824	$13.171	2,724
	2011	$13.171	$12.057	2,761
	2012	$12.057	$13.056	2,318
	2013	$13.056	$16.420	1,920
	2014	$16.420	$16.746	1,919
	2015	$16.746	$15.692	1,008

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.004	$12.331	0
	2007	$12.331	$14.196	0
	2008	$14.196	$7.388	908
	2009	$7.388	$11.311	1,675
	2010	$11.311	$14.094	3,034
	2011	$14.094	$12.507	2,939
	2012	$12.507	$13.667	2,829
	2013	$13.667	$18.278	847
	2014	$18.278	$19.270	847
	2015	$19.270	$19.062	847

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.014	$12.179	0
	2007	$12.179	$12.085	0
	2008	$12.085	$5.690	5,172
	2009	$5.690	$8.230	4,860
	2010	$8.230	$8.616	5,990
	2011	$8.616	$8.149	5,975
	2012	$8.149	$9.386	5,884
	2013	$9.386	$12.247	2,659
	2014	$12.247	$12.755	2,593
	2015	$12.755	$11.157	1,731

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.229	$10.326	0
	2007	$10.326	$10.818	0
	2008	$10.818	$10.751	3,095
	2009	$10.751	$10.616	1,679
	2010	$10.616	$10.900	967
	2011	$10.900	$10.940	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.813	1,692
	2009	$6.813	$11.945	1,598
	2010	$11.945	$14.620	1,557
	2011	$14.620	$9.684	1,556
	2012	$9.684	$10.730	1,556
	2013	$10.730	$12.005	54
	2014	$12.005	$10.330	3
	2015	$10.330	$9.223	3

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.089	$13.619	0
	2007	$13.619	$14.287	0
	2008	$14.287	$10.085	7,350
	2009	$10.085	$13.123	5,424
	2010	$13.123	$14.822	4,331
	2011	$14.822	$14.079	4,570
	2012	$14.079	$15.270	3,154
	2013	$15.270	$18.807	1,580
	2014	$18.807	$19.966	1,460
	2015	$19.966	$18.826	297

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.918	$13.027	0
	2007	$13.027	$11.972	0
	2008	$11.972	$7.511	1,246
	2009	$7.511	$7.100	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.122	$12.023	0
	2007	$12.023	$12.980	0
	2008	$12.980	$10.666	7,141
	2009	$10.666	$13.114	5,509
	2010	$13.114	$13.881	5,233
	2011	$13.881	$13.774	4,968
	2012	$13.774	$15.288	4,189
	2013	$15.288	$17.931	1,518
	2014	$17.931	$19.001	1,378
	2015	$19.001	$18.678	1,279

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.690	$13.512	0
	2007	$13.512	$15.641	0
	2008	$15.641	$14.684	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.575	$13.434	0
	2007	$13.434	$17.968	0
	2008	$17.968	$9.796	866
	2009	$9.796	$14.003	620
	2010	$14.003	$14.598	619
	2011	$14.598	$13.300	1,081
	2012	$13.300	$16.126	849
	2013	$16.126	$20.664	825
	2014	$20.664	$21.943	775
	2015	$21.943	$24.047	767

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.228	$13.261	0
	2007	$13.261	$13.777	0
	2008	$13.777	$8.599	577
	2009	$8.599	$10.317	366

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.411	$12.016	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.734	$12.375	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.943	1,274

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.908	857
	2014	$14.908	$14.965	229
	2015	$14.965	$14.003	36

MFS® High Income Series - Service Class
	2006	$10.569	$11.382	0
	2007	$11.382	$11.313	0
	2008	$11.313	$7.901	6,496
	2009	$7.901	$11.233	5,026
	2010	$11.233	$12.580	5,042
	2011	$12.580	$12.791	4,713
	2012	$12.791	$14.329	3,878
	2013	$14.329	$14.471	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.611	$11.148	0
	2007	$11.148	$12.116	0
	2008	$12.116	$7.475	3,472
	2009	$7.475	$10.179	3,243
	2010	$10.179	$11.176	2,796
	2011	$11.176	$10.982	2,786
	2012	$10.982	$12.545	2,726
	2013	$12.545	$15.973	1,815
	2014	$15.973	$17.375	1,731
	2015	$17.375	$17.505	0

MFS® Investors Trust Series - Service Class
	2006	$11.248	$12.411	0
	2007	$12.411	$13.367	0
	2008	$13.367	$8.735	791
	2009	$8.735	$10.822	1,337
	2010	$10.822	$11.748	1,213
	2011	$11.748	$11.224	1,043
	2012	$11.224	$13.057	902
	2013	$13.057	$16.839	610
	2014	$16.839	$18.252	0
	2015	$18.252	$17.860	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.155	$11.228	0
	2007	$11.228	$11.239	0
	2008	$11.239	$6.654	1,853
	2009	$6.654	$10.613	2,483
	2010	$10.613	$14.125	3,909
	2011	$14.125	$12.378	3,841
	2012	$12.378	$14.650	3,317
	2013	$14.650	$20.254	1,253
	2014	$20.254	$18.342	1,253
	2015	$18.342	$17.572	1,029

MFS® Total Return Series - Service Class
	2006	$10.757	$11.756	0
	2007	$11.756	$11.960	0
	2008	$11.960	$9.095	12,294
	2009	$9.095	$10.483	10,700
	2010	$10.483	$11.251	7,267
	2011	$11.251	$11.190	6,824
	2012	$11.190	$12.152	6,209
	2013	$12.152	$14.127	3,354
	2014	$14.127	$14.969	3,070
	2015	$14.969	$14.570	2,726

MFS® Value Series - Service Class
	2006	$11.568	$13.648	0
	2007	$13.648	$14.374	0
	2008	$14.374	$9.464	1,222
	2009	$9.464	$11.346	1,559
	2010	$11.346	$12.354	1,111
	2011	$12.354	$12.038	1,032
	2012	$12.038	$13.657	959
	2013	$13.657	$18.129	0
	2014	$18.129	$19.560	0
	2015	$19.560	$18.970	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.663	$11.727	0
	2007	$11.727	$12.172	0
	2008	$12.172	$6.052	684
	2009	$6.052	$7.836	523
	2010	$7.836	$9.756	2,804
	2011	$9.756	$9.631	2,573
	2012	$9.631	$10.953	2,360
	2013	$10.953	$14.543	1,669
	2014	$14.543	$15.024	0
	2015	$15.024	$15.642	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.632	$14.515	0
	2007	$14.515	$15.072	0
	2008	$15.072	$8.804	5,985
	2009	$8.804	$12.012	5,293
	2010	$12.012	$13.606	6,574
	2011	$13.606	$12.185	6,427
	2012	$12.185	$14.428	5,383
	2013	$14.428	$17.937	1,486
	2014	$17.937	$17.922	1,473
	2015	$17.922	$18.190	708

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.079	$13.560	0
	2007	$13.560	$13.089	0
	2008	$13.089	$7.944	5,504
	2009	$7.944	$10.645	4,884
	2010	$10.645	$12.825	4,510
	2011	$12.825	$12.257	4,369
	2012	$12.257	$14.119	3,783
	2013	$14.119	$19.438	1,595
	2014	$19.438	$21.248	1,556
	2015	$21.248	$19.534	664

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.614	$10.619	0
	2007	$10.619	$10.772	0
	2008	$10.772	$10.295	1,059
	2009	$10.295	$11.654	1,204
	2010	$11.654	$12.379	1,213
	2011	$12.379	$12.940	1,135
	2012	$12.940	$14.042	1,141
	2013	$14.042	$13.816	1,311
	2014	$13.816	$15.035	1,265
	2015	$15.035	$14.763	989

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.951	$10.192	0
	2007	$10.192	$10.464	0
	2008	$10.464	$10.475	33,726
	2009	$10.475	$10.267	27,652
	2010	$10.267	$10.056	15,987
	2011	$10.056	$9.851	12,817
	2012	$9.851	$9.650	6,341
	2013	$9.650	$9.453	1,699
	2014	$9.453	$9.255	1,361
	2015	$9.255	$9.063	1,294

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.517	$10.370	0
	2007	$10.370	$11.235	0
	2008	$11.235	$10.225	6,340
	2009	$10.225	$11.852	6,080
	2010	$11.852	$12.544	9,891
	2011	$12.544	$13.715	5,329
	2012	$13.715	$14.602	5,449
	2013	$14.602	$12.977	2,808
	2014	$12.977	$13.097	2,789
	2015	$13.097	$12.476	2,606

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.242	$10.414	0
	2007	$10.414	$11.088	0
	2008	$11.088	$11.378	6,794
	2009	$11.378	$12.707	6,216
	2010	$12.707	$13.450	6,982
	2011	$13.450	$13.643	3,449
	2012	$13.643	$14.637	4,378
	2013	$14.637	$14.049	3,476
	2014	$14.049	$14.342	3,390
	2015	$14.342	$14.104	3,316

Premier VIT OpCap Balanced Portfolio
	2006	$10.813	$11.730	0
	2007	$11.730	$10.973	0
	2008	$10.973	$7.393	997
	2009	$7.393	$7.115	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.423	$11.365	0
	2007	$11.365	$11.829	0
	2008	$11.829	$10.685	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.774	$11.533	0
	2007	$11.533	$12.699	0
	2008	$12.699	$7.130	6,422
	2009	$7.130	$9.897	5,969
	2010	$9.897	$11.240	3,905
	2011	$11.240	$11.154	3,643
	2012	$11.154	$12.874	3,535
	2013	$12.874	$17.753	2,631
	2014	$17.753	$18.917	2,512
	2015	$18.917	$20.519	1,703

T. Rowe Price Equity Income Portfolio - II
	2006	$11.197	$13.007	0
	2007	$13.007	$13.118	0
	2008	$13.118	$8.185	12,005
	2009	$8.185	$10.036	11,529
	2010	$10.036	$11.274	8,979
	2011	$11.274	$10.926	8,687
	2012	$10.926	$12.506	7,853
	2013	$12.506	$15.843	5,577
	2014	$15.843	$16.612	4,765
	2015	$16.612	$15.108	3,761

UIF Growth Portfolio, Class II
	2006	$11.658	$11.849	0
	2007	$11.849	$14.111	0
	2008	$14.111	$6.997	2,412
	2009	$6.997	$11.313	2,172
	2010	$11.313	$13.580	1,591
	2011	$13.580	$12.891	1,594
	2012	$12.891	$14.394	1,208
	2013	$14.394	$20.816	84
	2014	$20.816	$21.620	37
	2015	$21.620	$23.699	37

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.590	$19.666	0
	2007	$19.666	$15.925	0
	2008	$15.925	$9.657	3,507
	2009	$9.657	$12.148	2,547
	2010	$12.148	$15.405	2,238
	2011	$15.405	$15.936	2,373
	2012	$15.936	$18.037	1,697
	2013	$18.037	$17.968	219
	2014	$17.968	$22.767	157
	2015	$22.767	$22.718	63

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.536	$21.218	0
	2007	$21.218	$28.584	0
	2008	$28.584	$9.855	1,602
	2009	$9.855	$20.568	1,715
	2010	$20.568	$25.541	3,485
	2011	$25.541	$18.570	1,965
	2012	$18.570	$23.598	1,921
	2013	$23.598	$25.879	364
	2014	$25.879	$25.230	2
	2015	$25.230	$21.244	2

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.368	$22.387	0
	2007	$22.387	$31.855	0
	2008	$31.855	$16.800	1,461
	2009	$16.800	$25.911	1,612
	2010	$25.911	$32.783	2,593
	2011	$32.783	$26.816	1,214
	2012	$26.816	$27.140	1,183
	2013	$27.140	$29.369	355
	2014	$29.369	$23.259	331
	2015	$23.259	$15.154	2

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.662	$10.278	0
	2007	$10.278	$10.469	0
	2008	$10.469	$8.907	697
	2009	$8.907	$9.929	0
	2010	$9.929	$10.204	0
	2011	$10.204	$9.764	0
	2012	$9.764	$9.685	0
	2013	$9.685	$9.961	0
	2014	$9.961	$9.648	0
	2015	$9.648	$9.529	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.944	$11.824	0
	2007	$11.824	$11.536	0
	2008	$11.536	$7.806	5,887
	2009	$7.806	$11.833	3,715
	2010	$11.833	$13.287	3,300
	2011	$13.287	$13.174	3,215
	2012	$13.174	$15.228	2,775
	2013	$15.228	$15.812	3,045
	2014	$15.812	$15.246	2,703
	2015	$15.246	$14.018	2,407

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.05

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.331	$13.191	0
	2007	$13.191	$17.190	0
	2008	$17.190	$9.206	0
	2009	$9.206	$13.575	0
	2010	$13.575	$15.093	0
	2011	$15.093	$14.677	0
	2012	$14.677	$16.930	0
	2013	$16.930	$22.329	0
	2014	$22.329	$24.787	0
	2015	$24.787	$25.689	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.963	$11.254	0
	2007	$11.254	$13.172	0
	2008	$13.172	$6.922	0
	2009	$6.922	$9.973	0
	2010	$9.973	$11.018	0
	2011	$11.018	$10.700	0
	2012	$10.700	$11.451	0
	2013	$11.451	$15.079	0
	2014	$15.079	$16.313	0
	2015	$16.313	$16.178	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.308	$12.159	0
	2007	$12.159	$15.617	0
	2008	$15.617	$6.346	0
	2009	$6.346	$9.395	0
	2010	$9.395	$10.930	0
	2011	$10.930	$9.776	0
	2012	$9.776	$11.067	0
	2013	$11.067	$14.662	0
	2014	$14.662	$15.435	0
	2015	$15.435	$14.817	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.456	0
	2008	$9.456	$5.868	0
	2009	$5.868	$7.428	0
	2010	$7.428	$8.475	0
	2011	$8.475	$7.779	0
	2012	$7.779	$8.752	0
	2013	$8.752	$11.318	0
	2014	$11.318	$12.108	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.695	0
	2008	$9.695	$6.107	0
	2009	$6.107	$7.440	0
	2010	$7.440	$7.969	0
	2011	$7.969	$8.184	0
	2012	$8.184	$9.329	0
	2013	$9.329	$12.084	0
	2014	$12.084	$13.208	0
	2015	$13.208	$12.554	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.299	$10.797	0
	2007	$10.797	$12.167	0
	2008	$12.167	$8.464	0
	2009	$8.464	$10.664	0
	2010	$10.664	$11.892	0
	2011	$11.892	$11.309	0
	2012	$11.309	$12.419	0
	2013	$12.419	$14.016	0
	2014	$14.016	$14.475	0
	2015	$14.475	$14.155	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.905	$14.072	0
	2007	$14.072	$16.150	0
	2008	$16.150	$9.056	2,514
	2009	$9.056	$12.004	2,248
	2010	$12.004	$13.734	2,210
	2011	$13.734	$13.065	2,016
	2012	$13.065	$14.847	1,815
	2013	$14.847	$19.025	1,631
	2014	$19.025	$20.786	1,480
	2015	$20.786	$20.423	1,334

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.116	$13.046	0
	2007	$13.046	$12.926	0
	2008	$12.926	$7.233	336
	2009	$7.233	$9.192	324
	2010	$9.192	$10.337	0
	2011	$10.337	$10.181	0
	2012	$10.181	$11.661	0
	2013	$11.661	$14.585	0
	2014	$14.585	$15.482	0
	2015	$15.482	$14.507	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.948	$10.185	0
	2007	$10.185	$10.459	0
	2008	$10.459	$10.517	2,550
	2009	$10.517	$10.340	2,566
	2010	$10.340	$10.125	1,882
	2011	$10.125	$9.909	4,184
	2012	$9.909	$9.696	3,750
	2013	$9.696	$9.489	2,712
	2014	$9.489	$9.286	810
	2015	$9.286	$9.087	770

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.052	$10.483	0
	2007	$10.483	$12.991	0
	2008	$12.991	$6.697	0
	2009	$6.697	$8.386	0
	2010	$8.386	$10.164	0
	2011	$10.164	$9.943	0
	2012	$9.943	$11.130	0
	2013	$11.130	$14.811	0
	2014	$14.811	$16.089	0
	2015	$16.089	$16.830	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.834	$12.239	0
	2007	$12.239	$12.595	0
	2008	$12.595	$7.744	3,381
	2009	$7.744	$9.571	3,053
	2010	$9.571	$10.744	2,460
	2011	$10.744	$10.701	1,946
	2012	$10.701	$12.108	1,714
	2013	$12.108	$15.628	1,405
	2014	$15.628	$17.324	964
	2015	$17.324	$17.135	846

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.110	$10.303	0
	2007	$10.303	$10.492	0
	2008	$10.492	$9.911	218
	2009	$9.911	$11.198	87
	2010	$11.198	$11.785	0
	2011	$11.785	$12.343	0
	2012	$12.343	$12.754	0
	2013	$12.754	$12.222	0
	2014	$12.222	$12.631	0
	2015	$12.631	$12.254	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.612	$14.535	0
	2007	$14.535	$16.646	0
	2008	$16.646	$9.128	1,791
	2009	$9.128	$11.273	1,620
	2010	$11.273	$12.446	1,478
	2011	$12.446	$10.067	1,398
	2012	$10.067	$11.858	1,253
	2013	$11.858	$15.103	1,134
	2014	$15.103	$13.552	1,038
	2015	$13.552	$13.698	945

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.690	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.707	$12.760	0
	2007	$12.760	$15.324	0
	2008	$15.324	$8.886	0
	2009	$8.886	$11.068	0
	2010	$11.068	$12.044	0
	2011	$12.044	$11.012	0
	2012	$11.012	$11.253	0
	2013	$11.253	$12.933	0
	2014	$12.933	$13.009	0
	2015	$13.009	$12.889	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.100	265
	2013	$9.100	$12.448	172
	2014	$12.448	$13.176	0
	2015	$13.176	$13.505	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.866	$11.277	0
	2007	$11.277	$12.328	0
	2008	$12.328	$6.921	353
	2009	$6.921	$8.175	377
	2010	$8.175	$9.216	374
	2011	$9.216	$8.286	306
	2012	$8.286	$9.490	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.741	0
	2007	$10.741	$11.337	0
	2008	$11.337	$7.729	0
	2009	$7.729	$9.679	0
	2010	$9.679	$10.347	0
	2011	$10.347	$10.096	0
	2012	$10.096	$11.223	0
	2013	$11.223	$14.159	0
	2014	$14.159	$14.942	0
	2015	$14.942	$13.743	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.453	0
	2012	$11.453	$11.455	0
	2013	$11.455	$10.889	0
	2014	$10.889	$11.068	0
	2015	$11.068	$10.837	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.812	$13.405	0
	2007	$13.405	$13.446	0
	2008	$13.446	$8.919	1,956
	2009	$8.919	$10.831	1,742
	2010	$10.831	$11.890	1,557
	2011	$11.890	$11.372	1,387
	2012	$11.372	$12.724	1,225
	2013	$12.724	$16.654	1,084
	2014	$16.654	$17.920	957
	2015	$17.920	$16.954	834

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.449	$12.434	0
	2007	$12.434	$13.295	0
	2008	$13.295	$9.278	467
	2009	$9.278	$11.789	436
	2010	$11.789	$13.125	415
	2011	$13.125	$12.008	326
	2012	$12.008	$12.997	280
	2013	$12.997	$16.337	203
	2014	$16.337	$16.653	78
	2015	$16.653	$15.597	63

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.993	$12.313	0
	2007	$12.313	$14.167	0
	2008	$14.167	$7.370	0
	2009	$7.370	$11.277	0
	2010	$11.277	$14.044	0
	2011	$14.044	$12.456	0
	2012	$12.456	$13.605	0
	2013	$13.605	$18.185	0
	2014	$18.185	$19.163	0
	2015	$19.163	$18.946	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.004	$12.161	0
	2007	$12.161	$12.061	0
	2008	$12.061	$5.676	0
	2009	$5.676	$8.205	0
	2010	$8.205	$8.586	0
	2011	$8.586	$8.117	0
	2012	$8.117	$9.344	0
	2013	$9.344	$12.185	0
	2014	$12.185	$12.684	0
	2015	$12.684	$11.089	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.220	$10.311	0
	2007	$10.311	$10.796	0
	2008	$10.796	$10.724	217
	2009	$10.724	$10.584	86
	2010	$10.584	$10.862	0
	2011	$10.862	$10.899	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.796	200
	2009	$6.796	$11.909	147
	2010	$11.909	$14.568	132
	2011	$14.568	$9.645	0
	2012	$9.645	$10.681	0
	2013	$10.681	$11.944	0
	2014	$11.944	$10.273	0
	2015	$10.273	$9.167	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.077	$13.598	0
	2007	$13.598	$14.259	0
	2008	$14.259	$10.060	1,357
	2009	$10.060	$13.084	1,223
	2010	$13.084	$14.770	1,104
	2011	$14.770	$14.022	995
	2012	$14.022	$15.200	891
	2013	$15.200	$18.713	803
	2014	$18.713	$19.855	723
	2015	$19.855	$18.712	646

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.914	$13.016	0
	2007	$13.016	$11.956	0
	2008	$11.956	$7.497	0
	2009	$7.497	$7.086	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.111	$12.005	0
	2007	$12.005	$12.954	0
	2008	$12.954	$10.640	0
	2009	$10.640	$13.074	334
	2010	$13.074	$13.832	348
	2011	$13.832	$13.719	0
	2012	$13.719	$15.219	0
	2013	$15.219	$17.841	0
	2014	$17.841	$18.895	0
	2015	$18.895	$18.565	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.678	$13.492	0
	2007	$13.492	$15.610	0
	2008	$15.610	$14.652	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.563	$13.414	0
	2007	$13.414	$17.933	0
	2008	$17.933	$9.771	0
	2009	$9.771	$13.961	0
	2010	$13.961	$14.546	1,269
	2011	$14.546	$13.246	1,143
	2012	$13.246	$16.053	1,024
	2013	$16.053	$20.560	922
	2014	$20.560	$21.821	831
	2015	$21.821	$23.901	743

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.216	$13.241	0
	2007	$13.241	$13.749	0
	2008	$13.749	$8.578	1,339
	2009	$8.578	$10.286	1,206

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.401	$11.998	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.724	$12.357	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.840	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.833	100
	2014	$14.833	$14.882	0
	2015	$14.882	$13.918	0

MFS® High Income Series - Service Class
	2006	$10.559	$11.365	0
	2007	$11.365	$11.290	0
	2008	$11.290	$7.881	504
	2009	$7.881	$11.199	468
	2010	$11.199	$12.536	236
	2011	$12.536	$12.740	178
	2012	$12.740	$14.264	154
	2013	$14.264	$14.401	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.601	$11.132	0
	2007	$11.132	$12.092	0
	2008	$12.092	$7.456	0
	2009	$7.456	$10.148	0
	2010	$10.148	$11.137	0
	2011	$11.137	$10.938	0
	2012	$10.938	$12.488	0
	2013	$12.488	$15.892	0
	2014	$15.892	$17.279	0
	2015	$17.279	$17.406	0

MFS® Investors Trust Series - Service Class
	2006	$11.237	$12.392	0
	2007	$12.392	$13.341	0
	2008	$13.341	$8.713	1,204
	2009	$8.713	$10.790	1,227
	2010	$10.790	$11.706	1,266
	2011	$11.706	$11.178	751
	2012	$11.178	$12.997	650
	2013	$12.997	$16.754	422
	2014	$16.754	$18.150	0
	2015	$18.150	$17.752	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.146	$11.212	0
	2007	$11.212	$11.216	0
	2008	$11.216	$6.637	536
	2009	$6.637	$10.581	416
	2010	$10.581	$14.075	349
	2011	$14.075	$12.328	195
	2012	$12.328	$14.583	169
	2013	$14.583	$20.151	109
	2014	$20.151	$18.240	0
	2015	$18.240	$17.465	0

MFS® Total Return Series - Service Class
	2006	$10.746	$11.738	0
	2007	$11.738	$11.937	0
	2008	$11.937	$9.073	608
	2009	$9.073	$10.451	640
	2010	$10.451	$11.212	429
	2011	$11.212	$11.145	0
	2012	$11.145	$12.097	0
	2013	$12.097	$14.055	0
	2014	$14.055	$14.886	0
	2015	$14.886	$14.481	0

MFS® Value Series - Service Class
	2006	$11.556	$13.628	0
	2007	$13.628	$14.346	0
	2008	$14.346	$9.441	0
	2009	$9.441	$11.312	0
	2010	$11.312	$12.310	0
	2011	$12.310	$11.990	0
	2012	$11.990	$13.595	0
	2013	$13.595	$18.038	0
	2014	$18.038	$19.451	0
	2015	$19.451	$18.855	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.659	$11.717	0
	2007	$11.717	$12.156	0
	2008	$12.156	$6.041	0
	2009	$6.041	$7.818	0
	2010	$7.818	$9.727	0
	2011	$9.727	$9.598	0
	2012	$9.598	$10.910	0
	2013	$10.910	$14.478	0
	2014	$14.478	$14.950	0
	2015	$14.950	$15.557	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.620	$14.493	0
	2007	$14.493	$15.042	0
	2008	$15.042	$8.782	635
	2009	$8.782	$11.975	591
	2010	$11.975	$13.558	583
	2011	$13.558	$12.136	344
	2012	$12.136	$14.362	297
	2013	$14.362	$17.847	193
	2014	$17.847	$17.822	0
	2015	$17.822	$18.079	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.068	$13.540	0
	2007	$13.540	$13.063	0
	2008	$13.063	$7.924	1,733
	2009	$7.924	$10.613	1,548
	2010	$10.613	$12.780	1,388
	2011	$12.780	$12.207	1,240
	2012	$12.207	$14.055	1,100
	2013	$14.055	$19.340	978
	2014	$19.340	$21.130	869
	2015	$21.130	$19.416	763

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.603	$10.603	0
	2007	$10.603	$10.751	0
	2008	$10.751	$10.269	0
	2009	$10.269	$11.619	0
	2010	$11.619	$12.336	0
	2011	$12.336	$12.888	0
	2012	$12.888	$13.978	0
	2013	$13.978	$13.746	0
	2014	$13.746	$14.952	0
	2015	$14.952	$14.673	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.941	$10.177	0
	2007	$10.177	$10.443	0
	2008	$10.443	$10.449	3,369
	2009	$10.449	$10.236	2,266
	2010	$10.236	$10.021	1,201
	2011	$10.021	$9.811	0
	2012	$9.811	$9.606	0
	2013	$9.606	$9.405	0
	2014	$9.405	$9.204	0
	2015	$9.204	$9.008	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.507	$10.354	0
	2007	$10.354	$11.213	0
	2008	$11.213	$10.199	1,725
	2009	$10.199	$11.816	1,478
	2010	$11.816	$12.500	1,292
	2011	$12.500	$13.660	1,152
	2012	$13.660	$14.535	1,055
	2013	$14.535	$12.912	999
	2014	$12.912	$13.025	917
	2015	$13.025	$12.400	838

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.232	$10.399	0
	2007	$10.399	$11.066	0
	2008	$11.066	$11.350	2,425
	2009	$11.350	$12.668	2,475
	2010	$12.668	$13.402	2,438
	2011	$13.402	$13.588	1,568
	2012	$13.588	$14.571	1,396
	2013	$14.571	$13.978	1,079
	2014	$13.978	$14.263	502
	2015	$14.263	$14.018	465

Premier VIT OpCap Balanced Portfolio
	2006	$10.804	$11.714	0
	2007	$11.714	$10.952	0
	2008	$10.952	$7.375	463
	2009	$7.375	$7.097	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.413	$11.348	0
	2007	$11.348	$11.805	0
	2008	$11.805	$10.663	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.764	$11.516	0
	2007	$11.516	$12.674	0
	2008	$12.674	$7.112	1,691
	2009	$7.112	$9.867	1,426
	2010	$9.867	$11.200	1,319
	2011	$11.200	$11.109	676
	2012	$11.109	$12.816	585
	2013	$12.816	$17.663	379
	2014	$17.663	$18.812	0
	2015	$18.812	$20.395	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.186	$12.988	0
	2007	$12.988	$13.092	0
	2008	$13.092	$8.164	1,911
	2009	$8.164	$10.006	1,636
	2010	$10.006	$11.235	1,427
	2011	$11.235	$10.882	1,316
	2012	$10.882	$12.449	1,192
	2013	$12.449	$15.763	1,071
	2014	$15.763	$16.520	985
	2015	$16.520	$15.016	902

UIF Growth Portfolio, Class II
	2006	$11.647	$11.831	0
	2007	$11.831	$14.083	0
	2008	$14.083	$6.980	0
	2009	$6.980	$11.279	0
	2010	$11.279	$13.532	0
	2011	$13.532	$12.839	0
	2012	$12.839	$14.328	0
	2013	$14.328	$20.711	0
	2014	$20.711	$21.500	0
	2015	$21.500	$23.556	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.576	$19.636	0
	2007	$19.636	$15.893	0
	2008	$15.893	$9.633	1,442
	2009	$9.633	$12.111	1,238
	2010	$12.111	$15.350	1,035
	2011	$15.350	$15.871	734
	2012	$15.871	$17.955	664
	2013	$17.955	$17.877	573
	2014	$17.877	$22.641	440
	2015	$22.641	$22.580	415

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.521	$21.187	0
	2007	$21.187	$28.527	0
	2008	$28.527	$9.830	279
	2009	$9.830	$20.506	173
	2010	$20.506	$25.451	154
	2011	$25.451	$18.495	69
	2012	$18.495	$23.490	60
	2013	$23.490	$25.748	39
	2014	$25.748	$25.090	0
	2015	$25.090	$21.115	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.350	$22.354	0
	2007	$22.354	$31.791	0
	2008	$31.791	$16.758	0
	2009	$16.758	$25.833	0
	2010	$25.833	$32.668	0
	2011	$32.668	$26.708	0
	2012	$26.708	$27.017	0
	2013	$27.017	$29.221	0
	2014	$29.221	$23.130	0
	2015	$23.130	$15.062	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.653	$10.263	0
	2007	$10.263	$10.449	0
	2008	$10.449	$8.885	0
	2009	$8.885	$9.899	0
	2010	$9.899	$10.168	0
	2011	$10.168	$9.724	0
	2012	$9.724	$9.641	0
	2013	$9.641	$9.911	0
	2014	$9.911	$9.594	0
	2015	$9.594	$9.474	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.934	$11.806	0
	2007	$11.806	$11.513	0
	2008	$11.513	$7.786	937
	2009	$7.786	$11.798	837
	2010	$11.798	$13.241	751
	2011	$13.241	$13.121	671
	2012	$13.121	$15.159	595
	2013	$15.159	$15.732	529
	2014	$15.732	$15.161	469
	2015	$15.161	$13.933	412

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 2.1

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.320	$13.171	0
	2007	$13.171	$17.156	0
	2008	$17.156	$9.183	0
	2009	$9.183	$13.534	0
	2010	$13.534	$15.040	0
	2011	$15.040	$14.617	0
	2012	$14.617	$16.853	0
	2013	$16.853	$22.216	0
	2014	$22.216	$24.649	0
	2015	$24.649	$25.533	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.952	$11.237	0
	2007	$11.237	$13.146	0
	2008	$13.146	$6.904	0
	2009	$6.904	$9.943	0
	2010	$9.943	$10.979	0
	2011	$10.979	$10.657	0
	2012	$10.657	$11.399	0
	2013	$11.399	$15.003	0
	2014	$15.003	$16.222	0
	2015	$16.222	$16.080	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.297	$12.141	486
	2007	$12.141	$15.586	486
	2008	$15.586	$6.330	485
	2009	$6.330	$9.367	485
	2010	$9.367	$10.891	484
	2011	$10.891	$9.737	483
	2012	$9.737	$11.016	483
	2013	$11.016	$14.588	482
	2014	$14.588	$15.349	482
	2015	$15.349	$14.727	482

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.453	0
	2008	$9.453	$5.863	0
	2009	$5.863	$7.418	0
	2010	$7.418	$8.459	0
	2011	$8.459	$7.761	0
	2012	$7.761	$8.726	0
	2013	$8.726	$11.280	0
	2014	$11.280	$12.061	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.691	0
	2008	$9.691	$6.102	0
	2009	$6.102	$7.429	0
	2010	$7.429	$7.954	0
	2011	$7.954	$8.164	0
	2012	$8.164	$9.302	0
	2013	$9.302	$12.043	0
	2014	$12.043	$13.157	0
	2015	$13.157	$12.498	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.289	$10.781	0
	2007	$10.781	$12.143	0
	2008	$12.143	$8.443	0
	2009	$8.443	$10.632	0
	2010	$10.632	$11.850	0
	2011	$11.850	$11.263	0
	2012	$11.263	$12.363	0
	2013	$12.363	$13.945	0
	2014	$13.945	$14.394	0
	2015	$14.394	$14.069	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.892	$14.051	129
	2007	$14.051	$16.117	690
	2008	$16.117	$9.033	1,139
	2009	$9.033	$11.968	1,046
	2010	$11.968	$13.686	305
	2011	$13.686	$13.013	304
	2012	$13.013	$14.780	555
	2013	$14.780	$18.929	60
	2014	$18.929	$20.670	0
	2015	$20.670	$20.300	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.105	$13.026	2,224
	2007	$13.026	$12.900	1,413
	2008	$12.900	$7.215	2,090
	2009	$7.215	$9.165	1,918
	2010	$9.165	$10.300	1,878
	2011	$10.300	$10.140	1,846
	2012	$10.140	$11.608	2,062
	2013	$11.608	$14.512	1,362
	2014	$14.512	$15.396	667
	2015	$15.396	$14.419	667

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.939	$10.170	4,665
	2007	$10.170	$10.438	4,304
	2008	$10.438	$10.491	3,361
	2009	$10.491	$10.309	4,096
	2010	$10.309	$10.089	2,971
	2011	$10.089	$9.869	2,863
	2012	$9.869	$9.652	2,796
	2013	$9.652	$9.441	2,763
	2014	$9.441	$9.234	434
	2015	$9.234	$9.032	429

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.042	$10.467	261
	2007	$10.467	$12.965	261
	2008	$12.965	$6.681	260
	2009	$6.681	$8.361	260
	2010	$8.361	$10.128	260
	2011	$10.128	$9.903	259
	2012	$9.903	$11.079	259
	2013	$11.079	$14.736	259
	2014	$14.736	$15.999	258
	2015	$15.999	$16.728	258

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.824	$12.221	623
	2007	$12.221	$12.570	587
	2008	$12.570	$7.725	864
	2009	$7.725	$9.542	860
	2010	$9.542	$10.707	853
	2011	$10.707	$10.658	848
	2012	$10.658	$12.053	824
	2013	$12.053	$15.549	784
	2014	$15.549	$17.228	695
	2015	$17.228	$17.031	689

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.101	$10.288	0
	2007	$10.288	$10.471	0
	2008	$10.471	$9.886	113
	2009	$9.886	$11.164	125
	2010	$11.164	$11.743	130
	2011	$11.743	$12.293	121
	2012	$12.293	$12.696	129
	2013	$12.696	$12.160	157
	2014	$12.160	$12.561	160
	2015	$12.561	$12.180	159

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.600	$14.514	401
	2007	$14.514	$16.613	401
	2008	$16.613	$9.105	790
	2009	$9.105	$11.239	745
	2010	$11.239	$12.402	742
	2011	$12.402	$10.027	766
	2012	$10.027	$11.804	1,007
	2013	$11.804	$15.027	526
	2014	$15.027	$13.477	546
	2015	$13.477	$13.615	538

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.688	222

Guggenheim VIF Long Short Equity Fund
	2006	$11.695	$12.741	0
	2007	$12.741	$15.293	0
	2008	$15.293	$8.864	0
	2009	$8.864	$11.035	0
	2010	$11.035	$12.002	0
	2011	$12.002	$10.968	0
	2012	$10.968	$11.201	0
	2013	$11.201	$12.868	0
	2014	$12.868	$12.936	0
	2015	$12.936	$12.811	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.059	0
	2013	$9.059	$12.385	0
	2014	$12.385	$13.102	0
	2015	$13.102	$13.423	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.856	$11.261	0
	2007	$11.261	$12.303	0
	2008	$12.303	$6.903	0
	2009	$6.903	$8.150	0
	2010	$8.150	$9.183	0
	2011	$9.183	$8.253	0
	2012	$8.253	$9.450	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.737	0
	2007	$10.737	$11.327	0
	2008	$11.327	$7.719	0
	2009	$7.719	$9.661	0
	2010	$9.661	$10.323	0
	2011	$10.323	$10.066	0
	2012	$10.066	$11.185	0
	2013	$11.185	$14.104	0
	2014	$14.104	$14.876	0
	2015	$14.876	$13.675	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.407	2,397
	2012	$11.407	$11.403	1,552
	2013	$11.403	$10.834	0
	2014	$10.834	$11.007	0
	2015	$11.007	$10.771	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.800	$13.385	1,281
	2007	$13.385	$13.419	1,146
	2008	$13.419	$8.896	2,176
	2009	$8.896	$10.798	2,073
	2010	$10.798	$11.848	1,249
	2011	$11.848	$11.326	1,252
	2012	$11.326	$12.666	1,185
	2013	$12.666	$16.570	496
	2014	$16.570	$17.821	223
	2015	$17.821	$16.851	228

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.438	$12.416	0
	2007	$12.416	$13.269	0
	2008	$13.269	$9.255	0
	2009	$9.255	$11.753	0
	2010	$11.753	$13.079	0
	2011	$13.079	$11.959	0
	2012	$11.959	$12.938	0
	2013	$12.938	$16.255	0
	2014	$16.255	$16.560	0
	2015	$16.560	$15.502	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.981	$12.295	0
	2007	$12.295	$14.139	0
	2008	$14.139	$7.351	0
	2009	$7.351	$11.243	0
	2010	$11.243	$13.995	0
	2011	$13.995	$12.406	0
	2012	$12.406	$13.543	0
	2013	$13.543	$18.093	0
	2014	$18.093	$19.056	0
	2015	$19.056	$18.831	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.993	$12.143	866
	2007	$12.143	$12.037	787
	2008	$12.037	$5.661	1,160
	2009	$5.661	$8.180	936
	2010	$8.180	$8.556	899
	2011	$8.556	$8.084	866
	2012	$8.084	$9.301	819
	2013	$9.301	$12.123	775
	2014	$12.123	$12.614	0
	2015	$12.614	$11.022	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.210	$10.296	0
	2007	$10.296	$10.775	0
	2008	$10.775	$10.697	2,819
	2009	$10.697	$10.552	2,419
	2010	$10.552	$10.824	2,408
	2011	$10.824	$10.859	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.779	377
	2009	$6.779	$11.873	314
	2010	$11.873	$14.517	312
	2011	$14.517	$9.606	311
	2012	$9.606	$10.633	310
	2013	$10.633	$11.884	0
	2014	$11.884	$10.216	0
	2015	$10.216	$9.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.065	$13.578	638
	2007	$13.578	$14.230	566
	2008	$14.230	$10.035	1,088
	2009	$10.035	$13.044	938
	2010	$13.044	$14.718	910
	2011	$14.718	$13.965	891
	2012	$13.965	$15.131	872
	2013	$15.131	$18.618	543
	2014	$18.618	$19.745	100
	2015	$19.745	$18.598	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.910	$13.004	0
	2007	$13.004	$11.939	0
	2008	$11.939	$7.482	203
	2009	$7.482	$7.071	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.100	$11.987	0
	2007	$11.987	$12.928	0
	2008	$12.928	$10.613	0
	2009	$10.613	$13.035	0
	2010	$13.035	$13.783	0
	2011	$13.783	$13.664	0
	2012	$13.664	$15.150	0
	2013	$15.150	$17.750	0
	2014	$17.750	$18.790	0
	2015	$18.790	$18.452	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.667	$13.472	0
	2007	$13.472	$15.578	0
	2008	$15.578	$14.620	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.551	$13.394	0
	2007	$13.394	$17.897	0
	2008	$17.897	$9.747	704
	2009	$9.747	$13.919	586
	2010	$13.919	$14.495	583
	2011	$14.495	$13.193	581
	2012	$13.193	$15.980	578
	2013	$15.980	$20.456	0
	2014	$20.456	$21.700	0
	2015	$21.700	$23.756	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.204	$13.222	656
	2007	$13.222	$13.722	587
	2008	$13.722	$8.556	703
	2009	$8.556	$10.255	664
	2010	$10.255	$10.978	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.391	$11.980	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.713	$12.338	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.738	229

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.758	0
	2014	$14.758	$14.799	0
	2015	$14.799	$13.833	0

MFS® High Income Series - Service Class
	2006	$10.548	$11.348	0
	2007	$11.348	$11.268	0
	2008	$11.268	$7.861	405
	2009	$7.861	$11.165	337
	2010	$11.165	$12.492	336
	2011	$12.492	$12.689	334
	2012	$12.689	$14.200	333
	2013	$14.200	$14.331	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.591	$11.115	157
	2007	$11.115	$12.067	121
	2008	$12.067	$7.437	409
	2009	$7.437	$10.117	379
	2010	$10.117	$11.097	378
	2011	$11.097	$10.894	378
	2012	$10.894	$12.431	352
	2013	$12.431	$15.812	316
	2014	$15.812	$17.182	231
	2015	$17.182	$17.307	0

MFS® Investors Trust Series - Service Class
	2006	$11.226	$12.374	0
	2007	$12.374	$13.314	0
	2008	$13.314	$8.691	0
	2009	$8.691	$10.757	0
	2010	$10.757	$11.665	0
	2011	$11.665	$11.133	0
	2012	$11.133	$12.938	0
	2013	$12.938	$16.670	0
	2014	$16.670	$18.049	0
	2015	$18.049	$17.644	0

MFS® New Discovery Series - Service Class
	2006	$10.136	$11.195	0
	2007	$11.195	$11.194	0
	2008	$11.194	$6.621	0
	2009	$6.621	$10.549	0
	2010	$10.549	$14.026	0
	2011	$14.026	$12.278	0
	2012	$12.278	$14.517	0
	2013	$14.517	$20.050	0
	2014	$20.050	$18.139	0
	2015	$18.139	$17.359	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.736	$11.721	933
	2007	$11.721	$11.913	720
	2008	$11.913	$9.050	626
	2009	$9.050	$10.420	625
	2010	$10.420	$11.172	624
	2011	$11.172	$11.100	624
	2012	$11.100	$12.042	524
	2013	$12.042	$13.984	436
	2014	$13.984	$14.803	0
	2015	$14.803	$14.393	0

MFS® Value Series - Service Class
	2006	$11.545	$13.608	144
	2007	$13.608	$14.317	111
	2008	$14.317	$9.417	97
	2009	$9.417	$11.278	97
	2010	$11.278	$12.267	96
	2011	$12.267	$11.942	96
	2012	$11.942	$13.533	81
	2013	$13.533	$17.947	67
	2014	$17.947	$19.343	0
	2015	$19.343	$18.740	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.655	$11.707	0
	2007	$11.707	$12.139	0
	2008	$12.139	$6.029	460
	2009	$6.029	$7.799	383
	2010	$7.799	$9.699	381
	2011	$9.699	$9.566	379
	2012	$9.566	$10.867	378
	2013	$10.867	$14.414	0
	2014	$14.414	$14.876	0
	2015	$14.876	$15.472	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.607	$14.472	0
	2007	$14.472	$15.012	0
	2008	$15.012	$8.760	0
	2009	$8.760	$11.939	0
	2010	$11.939	$13.510	0
	2011	$13.510	$12.087	0
	2012	$12.087	$14.297	0
	2013	$14.297	$17.757	0
	2014	$17.757	$17.723	0
	2015	$17.723	$17.970	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.056	$13.520	0
	2007	$13.520	$13.037	0
	2008	$13.037	$7.904	371
	2009	$7.904	$10.581	446
	2010	$10.581	$12.735	433
	2011	$12.735	$12.158	436
	2012	$12.158	$13.991	429
	2013	$13.991	$19.242	100
	2014	$19.242	$21.012	95
	2015	$21.012	$19.298	99

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.593	$10.588	0
	2007	$10.588	$10.730	887
	2008	$10.730	$10.243	1,199
	2009	$10.243	$11.584	1,226
	2010	$11.584	$12.292	456
	2011	$12.292	$12.836	447
	2012	$12.836	$13.915	447
	2013	$13.915	$13.677	140
	2014	$13.677	$14.869	135
	2015	$14.869	$14.584	133

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.931	$10.162	0
	2007	$10.162	$10.422	0
	2008	$10.422	$10.423	567
	2009	$10.423	$10.205	674
	2010	$10.205	$9.985	1,363
	2011	$9.985	$9.772	1,308
	2012	$9.772	$9.562	1,254
	2013	$9.562	$9.358	1,204
	2014	$9.358	$9.153	0
	2015	$9.153	$8.953	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.497	$10.339	0
	2007	$10.339	$11.191	0
	2008	$11.191	$10.174	753
	2009	$10.174	$11.780	654
	2010	$11.780	$12.456	656
	2011	$12.456	$13.604	640
	2012	$13.604	$14.469	642
	2013	$14.469	$12.846	149
	2014	$12.846	$12.952	155
	2015	$12.952	$12.325	157

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.222	$10.383	3,503
	2007	$10.383	$11.044	3,046
	2008	$11.044	$11.321	2,301
	2009	$11.321	$12.630	2,738
	2010	$12.630	$13.355	2,690
	2011	$13.355	$13.534	2,597
	2012	$13.534	$14.505	2,498
	2013	$14.505	$13.907	2,093
	2014	$13.907	$14.183	142
	2015	$14.183	$13.933	139

Premier VIT OpCap Balanced Portfolio
	2006	$10.794	$11.698	0
	2007	$11.698	$10.931	0
	2008	$10.931	$7.357	0
	2009	$7.357	$7.079	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.403	$11.332	765
	2007	$11.332	$11.782	684
	2008	$11.782	$10.642	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.753	$11.499	154
	2007	$11.499	$12.649	119
	2008	$12.649	$7.094	423
	2009	$7.094	$9.837	385
	2010	$9.837	$11.161	375
	2011	$11.161	$11.064	372
	2012	$11.064	$12.758	344
	2013	$12.758	$17.574	291
	2014	$17.574	$18.707	213
	2015	$18.707	$20.271	189

T. Rowe Price Equity Income Portfolio - II
	2006	$11.176	$12.969	967
	2007	$12.969	$13.066	847
	2008	$13.066	$8.144	1,216
	2009	$8.144	$9.976	1,161
	2010	$9.976	$11.195	1,116
	2011	$11.195	$10.838	1,093
	2012	$10.838	$12.392	1,026
	2013	$12.392	$15.684	954
	2014	$15.684	$16.428	242
	2015	$16.428	$14.925	257

UIF Growth Portfolio, Class II
	2006	$11.635	$11.814	0
	2007	$11.814	$14.055	0
	2008	$14.055	$6.962	0
	2009	$6.962	$11.245	0
	2010	$11.245	$13.485	0
	2011	$13.485	$12.788	0
	2012	$12.788	$14.263	0
	2013	$14.263	$20.607	0
	2014	$20.607	$21.380	0
	2015	$21.380	$23.413	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.562	$19.607	3,467
	2007	$19.607	$15.862	3,448
	2008	$15.862	$9.608	4,379
	2009	$9.608	$12.074	3,840
	2010	$12.074	$15.296	3,079
	2011	$15.296	$15.807	2,953
	2012	$15.807	$17.874	2,832
	2013	$17.874	$17.787	2,718
	2014	$17.787	$22.515	0
	2015	$22.515	$22.443	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.506	$21.156	0
	2007	$21.156	$28.470	0
	2008	$28.470	$9.806	0
	2009	$9.806	$20.444	0
	2010	$20.444	$25.362	0
	2011	$25.362	$18.420	0
	2012	$18.420	$23.384	0
	2013	$23.384	$25.618	0
	2014	$25.618	$24.950	0
	2015	$24.950	$20.987	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.332	$22.321	0
	2007	$22.321	$31.728	0
	2008	$31.728	$16.716	0
	2009	$16.716	$25.755	0
	2010	$25.755	$32.553	0
	2011	$32.553	$26.600	0
	2012	$26.600	$26.894	0
	2013	$26.894	$29.073	0
	2014	$29.073	$23.001	0
	2015	$23.001	$14.970	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.643	$10.248	0
	2007	$10.248	$10.428	0
	2008	$10.428	$8.863	0
	2009	$8.863	$9.869	0
	2010	$9.869	$10.133	0
	2011	$10.133	$9.685	0
	2012	$9.685	$9.598	0
	2013	$9.598	$9.860	0
	2014	$9.860	$9.541	0
	2015	$9.541	$9.419	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.923	$11.789	1,355
	2007	$11.789	$11.490	1,381
	2008	$11.490	$7.766	1,668
	2009	$7.766	$11.762	1,384
	2010	$11.762	$13.194	115
	2011	$13.194	$13.068	114
	2012	$13.068	$15.090	109
	2013	$15.090	$15.652	122
	2014	$15.652	$15.077	133
	2015	$15.077	$13.849	140

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.15

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.309	$13.152	0
	2007	$13.152	$17.121	0
	2008	$17.121	$9.160	0
	2009	$9.160	$13.493	0
	2010	$13.493	$14.987	0
	2011	$14.987	$14.558	0
	2012	$14.558	$16.776	0
	2013	$16.776	$22.104	0
	2014	$22.104	$24.512	0
	2015	$24.512	$25.378	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.942	$11.220	0
	2007	$11.220	$13.120	0
	2008	$13.120	$6.887	0
	2009	$6.887	$9.913	0
	2010	$9.913	$10.941	0
	2011	$10.941	$10.614	0
	2012	$10.614	$11.347	0
	2013	$11.347	$14.927	0
	2014	$14.927	$16.132	0
	2015	$16.132	$15.982	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.286	$12.123	0
	2007	$12.123	$15.555	18,946
	2008	$15.555	$6.314	18,946
	2009	$6.314	$9.339	18,946
	2010	$9.339	$10.853	0
	2011	$10.853	$9.697	0
	2012	$9.697	$10.966	0
	2013	$10.966	$14.515	0
	2014	$14.515	$15.264	0
	2015	$15.264	$14.638	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.450	2,608
	2008	$9.450	$5.858	2,596
	2009	$5.858	$7.407	2,582
	2010	$7.407	$8.443	2,570
	2011	$8.443	$7.742	0
	2012	$7.742	$8.701	0
	2013	$8.701	$11.241	0
	2014	$11.241	$12.015	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.688	0
	2008	$9.688	$6.096	0
	2009	$6.096	$7.419	0
	2010	$7.419	$7.939	0
	2011	$7.939	$8.145	0
	2012	$8.145	$9.275	0
	2013	$9.275	$12.001	0
	2014	$12.001	$13.105	0
	2015	$13.105	$12.443	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.279	$10.765	0
	2007	$10.765	$12.119	123
	2008	$12.119	$8.421	109
	2009	$8.421	$10.600	109
	2010	$10.600	$11.808	108
	2011	$11.808	$11.218	109
	2012	$11.218	$12.307	113
	2013	$12.307	$13.875	123
	2014	$13.875	$14.314	124
	2015	$14.314	$13.983	126

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.880	$14.030	292
	2007	$14.030	$16.085	136
	2008	$16.085	$9.010	1,763
	2009	$9.010	$11.932	1,704
	2010	$11.932	$13.638	1,549
	2011	$13.638	$12.960	1,428
	2012	$12.960	$14.713	1,134
	2013	$14.713	$18.833	1,057
	2014	$18.833	$20.555	993
	2015	$20.555	$20.176	928

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.095	$13.007	0
	2007	$13.007	$12.875	957
	2008	$12.875	$7.197	8,417
	2009	$7.197	$9.137	8,329
	2010	$9.137	$10.264	7,490
	2011	$10.264	$10.099	5,648
	2012	$10.099	$11.555	5,322
	2013	$11.555	$14.438	4,931
	2014	$14.438	$15.310	4,672
	2015	$15.310	$14.331	4,438

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.929	$10.155	0
	2007	$10.155	$10.417	1,183
	2008	$10.417	$10.465	3,763
	2009	$10.465	$10.278	4,430
	2010	$10.278	$10.054	4,467
	2011	$10.054	$9.829	2,972
	2012	$9.829	$9.608	3,233
	2013	$9.608	$9.393	3,670
	2014	$9.393	$9.183	3,799
	2015	$9.183	$8.977	2,795

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.032	$10.452	0
	2007	$10.452	$12.939	0
	2008	$12.939	$6.664	0
	2009	$6.664	$8.336	0
	2010	$8.336	$10.092	0
	2011	$10.092	$9.863	0
	2012	$9.863	$11.029	0
	2013	$11.029	$14.662	0
	2014	$14.662	$15.910	0
	2015	$15.910	$16.626	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.813	$12.202	0
	2007	$12.202	$12.544	982
	2008	$12.544	$7.705	1,127
	2009	$7.705	$9.513	1,113
	2010	$9.513	$10.669	1,102
	2011	$10.669	$10.615	136
	2012	$10.615	$11.998	130
	2013	$11.998	$15.470	105
	2014	$15.470	$17.132	97
	2015	$17.132	$16.928	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.091	$10.272	0
	2007	$10.272	$10.450	0
	2008	$10.450	$9.861	2,057
	2009	$9.861	$11.131	2,068
	2010	$11.131	$11.702	1,842
	2011	$11.702	$12.244	1,833
	2012	$12.244	$12.638	246
	2013	$12.638	$12.098	268
	2014	$12.098	$12.491	268
	2015	$12.491	$12.106	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.588	$14.492	0
	2007	$14.492	$16.580	0
	2008	$16.580	$9.082	1,097
	2009	$9.082	$11.205	1,129
	2010	$11.205	$12.359	1,004
	2011	$12.359	$9.986	1,039
	2012	$9.986	$11.750	946
	2013	$11.750	$14.951	854
	2014	$14.951	$13.402	956
	2015	$13.402	$13.532	829

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.685	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.684	$12.722	0
	2007	$12.722	$15.263	807
	2008	$15.263	$8.841	804
	2009	$8.841	$11.001	799
	2010	$11.001	$11.959	796
	2011	$11.959	$10.924	0
	2012	$10.924	$11.150	0
	2013	$11.150	$12.803	0
	2014	$12.803	$12.864	0
	2015	$12.864	$12.733	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.018	0
	2013	$9.018	$12.323	0
	2014	$12.323	$13.029	0
	2015	$13.029	$13.341	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.845	$11.244	0
	2007	$11.244	$12.279	0
	2008	$12.279	$6.886	0
	2009	$6.886	$8.126	0
	2010	$8.126	$9.151	0
	2011	$9.151	$8.219	0
	2012	$8.219	$9.410	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.734	0
	2007	$10.734	$11.317	0
	2008	$11.317	$7.708	0
	2009	$7.708	$9.643	0
	2010	$9.643	$10.298	0
	2011	$10.298	$10.037	0
	2012	$10.037	$11.147	0
	2013	$11.147	$14.049	0
	2014	$14.049	$14.810	0
	2015	$14.810	$13.608	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.361	267
	2012	$11.361	$11.351	267
	2013	$11.351	$10.779	267
	2014	$10.779	$10.945	267
	2015	$10.945	$10.706	267

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.789	$13.365	0
	2007	$13.365	$13.392	106
	2008	$13.392	$8.874	6,338
	2009	$8.874	$10.766	6,552
	2010	$10.766	$11.807	5,971
	2011	$11.807	$11.281	5,332
	2012	$11.281	$12.608	5,132
	2013	$12.608	$16.486	4,569
	2014	$16.486	$17.721	4,279
	2015	$17.721	$16.749	3,952

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.427	$12.398	0
	2007	$12.398	$13.242	1,041
	2008	$13.242	$9.231	1,270
	2009	$9.231	$11.718	1,268
	2010	$11.718	$13.032	1,264
	2011	$13.032	$11.911	350
	2012	$11.911	$12.879	357
	2013	$12.879	$16.173	352
	2014	$16.173	$16.468	356
	2015	$16.468	$15.408	356

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.969	$12.277	0
	2007	$12.277	$14.111	0
	2008	$14.111	$7.333	0
	2009	$7.333	$11.209	0
	2010	$11.209	$13.945	0
	2011	$13.945	$12.356	0
	2012	$12.356	$13.481	0
	2013	$13.481	$18.002	0
	2014	$18.002	$18.950	0
	2015	$18.950	$18.717	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.982	$12.125	0
	2007	$12.125	$12.013	1,084
	2008	$12.013	$5.647	1,098
	2009	$5.647	$8.155	1,086
	2010	$8.155	$8.526	1,087
	2011	$8.526	$8.051	80
	2012	$8.051	$9.259	75
	2013	$9.259	$12.062	73
	2014	$12.062	$12.544	72
	2015	$12.544	$10.955	79

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.200	$10.281	0
	2007	$10.281	$10.753	0
	2008	$10.753	$10.670	267
	2009	$10.670	$10.520	267
	2010	$10.520	$10.786	267
	2011	$10.786	$10.819	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.762	0
	2009	$6.762	$11.837	0
	2010	$11.837	$14.465	0
	2011	$14.465	$9.568	0
	2012	$9.568	$10.584	0
	2013	$10.584	$11.824	0
	2014	$11.824	$10.159	0
	2015	$10.159	$9.056	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.053	$13.558	565
	2007	$13.558	$14.202	0
	2008	$14.202	$10.009	547
	2009	$10.009	$13.005	521
	2010	$13.005	$14.666	506
	2011	$14.666	$13.909	509
	2012	$13.909	$15.063	259
	2013	$15.063	$18.524	223
	2014	$18.524	$19.635	228
	2015	$19.635	$18.485	233

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.906	$12.993	0
	2007	$12.993	$11.923	0
	2008	$11.923	$7.468	0
	2009	$7.468	$7.057	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.089	$11.970	0
	2007	$11.970	$12.902	0
	2008	$12.902	$10.586	0
	2009	$10.586	$12.996	0
	2010	$12.996	$13.735	0
	2011	$13.735	$13.608	0
	2012	$13.608	$15.081	0
	2013	$15.081	$17.661	0
	2014	$17.661	$18.686	0
	2015	$18.686	$18.340	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.655	$13.452	0
	2007	$13.452	$15.547	0
	2008	$15.547	$14.589	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.539	$13.375	0
	2007	$13.375	$17.861	0
	2008	$17.861	$9.723	0
	2009	$9.723	$13.877	0
	2010	$13.877	$14.444	0
	2011	$14.444	$13.139	0
	2012	$13.139	$15.907	0
	2013	$15.907	$20.352	0
	2014	$20.352	$21.579	0
	2015	$21.579	$23.612	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.192	$13.202	0
	2007	$13.202	$13.695	0
	2008	$13.695	$8.535	0
	2009	$8.535	$10.224	0
	2010	$10.224	$10.943	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.381	$11.962	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.703	$12.320	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.636	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.683	2,048
	2014	$14.683	$14.717	2,064
	2015	$14.717	$13.749	1,972

MFS® High Income Series - Service Class
	2006	$10.538	$11.331	0
	2007	$11.331	$11.245	1,160
	2008	$11.245	$7.842	3,928
	2009	$7.842	$11.132	3,672
	2010	$11.132	$12.448	3,380
	2011	$12.448	$12.637	1,952
	2012	$12.637	$14.135	1,882
	2013	$14.135	$14.261	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.580	$11.098	0
	2007	$11.098	$12.043	0
	2008	$12.043	$7.419	155
	2009	$7.419	$10.087	132
	2010	$10.087	$11.058	129
	2011	$11.058	$10.850	133
	2012	$10.850	$12.375	126
	2013	$12.375	$15.732	103
	2014	$15.732	$17.087	97
	2015	$17.087	$17.209	0

MFS® Investors Trust Series - Service Class
	2006	$11.215	$12.355	0
	2007	$12.355	$13.288	927
	2008	$13.288	$8.669	923
	2009	$8.669	$10.725	918
	2010	$10.725	$11.624	914
	2011	$11.624	$11.088	0
	2012	$11.088	$12.879	0
	2013	$12.879	$16.585	0
	2014	$16.585	$17.949	0
	2015	$17.949	$17.537	0

MFS® New Discovery Series - Service Class
	2006	$10.126	$11.178	0
	2007	$11.178	$11.171	1,103
	2008	$11.171	$6.604	1,098
	2009	$6.604	$10.518	1,092
	2010	$10.518	$13.976	1,087
	2011	$13.976	$12.229	0
	2012	$12.229	$14.451	0
	2013	$14.451	$19.948	0
	2014	$19.948	$18.038	0
	2015	$18.038	$17.254	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.725	$11.703	314
	2007	$11.703	$11.889	1,036
	2008	$11.889	$9.027	2,083
	2009	$9.027	$10.388	2,077
	2010	$10.388	$11.133	2,061
	2011	$11.133	$11.055	1,027
	2012	$11.055	$11.987	763
	2013	$11.987	$13.914	763
	2014	$13.914	$14.721	763
	2015	$14.721	$14.306	763

MFS® Value Series - Service Class
	2006	$11.534	$13.587	0
	2007	$13.587	$14.288	862
	2008	$14.288	$9.393	858
	2009	$9.393	$11.244	854
	2010	$11.244	$12.224	850
	2011	$12.224	$11.893	0
	2012	$11.893	$13.472	0
	2013	$13.472	$17.856	0
	2014	$17.856	$19.235	0
	2015	$19.235	$18.627	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.651	$11.697	0
	2007	$11.697	$12.123	0
	2008	$12.123	$6.018	0
	2009	$6.018	$7.780	0
	2010	$7.780	$9.671	0
	2011	$9.671	$9.533	0
	2012	$9.533	$10.824	0
	2013	$10.824	$14.350	0
	2014	$14.350	$14.802	0
	2015	$14.802	$15.388	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.595	$14.450	0
	2007	$14.450	$14.982	17,580
	2008	$14.982	$8.738	18,728
	2009	$8.738	$11.903	18,643
	2010	$11.903	$13.463	1,017
	2011	$13.463	$12.038	961
	2012	$12.038	$14.232	885
	2013	$14.232	$17.667	819
	2014	$17.667	$17.624	826
	2015	$17.624	$17.860	727

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.044	$13.500	0
	2007	$13.500	$13.011	52
	2008	$13.011	$7.884	2,247
	2009	$7.884	$10.549	2,138
	2010	$10.549	$12.690	1,809
	2011	$12.690	$12.109	1,696
	2012	$12.109	$13.928	850
	2013	$13.928	$19.145	713
	2014	$19.145	$20.895	657
	2015	$20.895	$19.181	630

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.583	$10.572	574
	2007	$10.572	$10.708	1,151
	2008	$10.708	$10.218	4,709
	2009	$10.218	$11.549	4,792
	2010	$11.549	$12.249	4,688
	2011	$12.249	$12.784	3,110
	2012	$12.784	$13.851	806
	2013	$13.851	$13.608	862
	2014	$13.608	$14.786	850
	2015	$14.786	$14.495	501

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.922	$10.147	635
	2007	$10.147	$10.401	1,184
	2008	$10.401	$10.396	3,790
	2009	$10.396	$10.174	3,856
	2010	$10.174	$9.950	3,891
	2011	$9.950	$9.732	1,674
	2012	$9.732	$9.519	1,607
	2013	$9.519	$9.310	1,650
	2014	$9.310	$9.102	1,723
	2015	$9.102	$8.899	1,713

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.487	$10.324	477
	2007	$10.324	$11.168	0
	2008	$11.168	$10.148	918
	2009	$10.148	$11.745	923
	2010	$11.745	$12.412	908
	2011	$12.412	$13.550	872
	2012	$13.550	$14.404	473
	2013	$14.404	$12.782	510
	2014	$12.782	$12.880	518
	2015	$12.880	$12.250	257

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.212	$10.368	0
	2007	$10.368	$11.022	1,188
	2008	$11.022	$11.293	6,237
	2009	$11.293	$12.592	6,277
	2010	$12.592	$13.308	5,926
	2011	$13.308	$13.479	4,412
	2012	$13.479	$14.439	529
	2013	$14.439	$13.837	558
	2014	$13.837	$14.104	564
	2015	$14.104	$13.849	329

Premier VIT OpCap Balanced Portfolio
	2006	$10.785	$11.682	0
	2007	$11.682	$10.911	0
	2008	$10.911	$7.340	0
	2009	$7.340	$7.061	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.393	$11.315	0
	2007	$11.315	$11.758	1,048
	2008	$11.758	$10.620	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.743	$11.481	335
	2007	$11.481	$12.623	112
	2008	$12.623	$7.076	2,407
	2009	$7.076	$9.808	2,378
	2010	$9.808	$11.121	2,128
	2011	$11.121	$11.019	2,111
	2012	$11.019	$12.700	231
	2013	$12.700	$17.485	198
	2014	$17.485	$18.603	189
	2015	$18.603	$20.148	91

T. Rowe Price Equity Income Portfolio - II
	2006	$11.165	$12.949	737
	2007	$12.949	$13.040	17,611
	2008	$13.040	$8.124	18,755
	2009	$8.124	$9.946	18,736
	2010	$9.946	$11.156	2,148
	2011	$11.156	$10.794	1,218
	2012	$10.794	$12.336	802
	2013	$12.336	$15.604	728
	2014	$15.604	$16.337	735
	2015	$16.337	$14.834	657

UIF Growth Portfolio, Class II
	2006	$11.624	$11.796	0
	2007	$11.796	$14.027	51
	2008	$14.027	$6.945	336
	2009	$6.945	$11.211	331
	2010	$11.211	$13.437	327
	2011	$13.437	$12.736	324
	2012	$12.736	$14.198	327
	2013	$14.198	$20.502	322
	2014	$20.502	$21.262	320
	2015	$21.262	$23.271	318

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.547	$19.578	582
	2007	$19.578	$15.830	24,640
	2008	$15.830	$9.584	29,447
	2009	$9.584	$12.038	29,312
	2010	$12.038	$15.242	4,699
	2011	$15.242	$15.744	3,609
	2012	$15.744	$17.793	1,615
	2013	$17.793	$17.697	1,815
	2014	$17.697	$22.389	1,463
	2015	$22.389	$22.306	1,329

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.491	$21.124	130
	2007	$21.124	$28.413	0
	2008	$28.413	$9.781	119
	2009	$9.781	$20.382	119
	2010	$20.382	$25.272	114
	2011	$25.272	$18.346	109
	2012	$18.346	$23.277	0
	2013	$23.277	$25.489	0
	2014	$25.489	$24.812	0
	2015	$24.812	$20.859	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.314	$22.288	0
	2007	$22.288	$31.665	0
	2008	$31.665	$16.674	818
	2009	$16.674	$25.677	789
	2010	$25.677	$32.438	756
	2011	$32.438	$26.492	641
	2012	$26.492	$26.772	950
	2013	$26.772	$28.926	65
	2014	$28.926	$22.873	63
	2015	$22.873	$14.879	61

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.634	$10.233	0
	2007	$10.233	$10.407	1,184
	2008	$10.407	$8.840	1,179
	2009	$8.840	$9.840	1,172
	2010	$9.840	$10.097	1,167
	2011	$10.097	$9.646	0
	2012	$9.646	$9.554	0
	2013	$9.554	$9.811	0
	2014	$9.811	$9.488	0
	2015	$9.488	$9.365	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.912	$11.771	310
	2007	$11.771	$11.467	0
	2008	$11.467	$7.747	1,488
	2009	$7.747	$11.727	1,421
	2010	$11.727	$13.147	1,283
	2011	$13.147	$13.016	1,276
	2012	$13.016	$15.022	207
	2013	$15.022	$15.573	209
	2014	$15.573	$14.993	223
	2015	$14.993	$13.765	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.298	$13.132	0
	2007	$13.132	$17.087	0
	2008	$17.087	$9.137	5,782
	2009	$9.137	$13.452	3,398
	2010	$13.452	$14.934	2,444
	2011	$14.934	$14.500	1,819
	2012	$14.500	$16.700	1,714
	2013	$16.700	$21.992	1,529
	2014	$21.992	$24.376	1,173
	2015	$24.376	$25.223	1,075

Alger Large Cap Growth Portfolio - Class S
	2006	$10.931	$11.204	0
	2007	$11.204	$13.093	0
	2008	$13.093	$6.870	2,608
	2009	$6.870	$9.883	2,626
	2010	$9.883	$10.902	2,004
	2011	$10.902	$10.571	1,373
	2012	$10.571	$11.295	1,052
	2013	$11.295	$14.851	951
	2014	$14.851	$16.042	930
	2015	$16.042	$15.885	940

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.275	$12.105	0
	2007	$12.105	$15.524	0
	2008	$15.524	$6.298	9,160
	2009	$6.298	$9.311	6,121
	2010	$9.311	$10.814	4,138
	2011	$10.814	$9.658	1,953
	2012	$9.658	$10.916	1,344
	2013	$10.916	$14.441	1,265
	2014	$14.441	$15.179	1,253
	2015	$15.179	$14.549	1,262

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.446	0
	2008	$9.446	$5.853	1,197
	2009	$5.853	$7.397	328
	2010	$7.397	$8.427	163
	2011	$8.427	$7.724	162
	2012	$7.724	$8.676	81
	2013	$8.676	$11.203	0
	2014	$11.203	$11.968	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.685	0
	2008	$9.685	$6.091	1,880
	2009	$6.091	$7.409	1,906
	2010	$7.409	$7.924	2,023
	2011	$7.924	$8.125	515
	2012	$8.125	$9.248	0
	2013	$9.248	$11.960	13,541
	2014	$11.960	$13.054	13,541
	2015	$13.054	$12.388	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.269	$10.749	0
	2007	$10.749	$12.094	0
	2008	$12.094	$8.400	4,539
	2009	$8.400	$10.568	4,632
	2010	$10.568	$11.766	4,311
	2011	$11.766	$11.173	4,238
	2012	$11.173	$12.251	4,239
	2013	$12.251	$13.805	4,243
	2014	$13.805	$14.234	4,251
	2015	$14.234	$13.898	636

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.867	$14.009	0
	2007	$14.009	$16.053	0
	2008	$16.053	$8.988	22,621
	2009	$8.988	$11.896	22,489
	2010	$11.896	$13.590	20,065
	2011	$13.590	$12.908	19,225
	2012	$12.908	$14.646	18,058
	2013	$14.646	$18.738	15,025
	2014	$18.738	$20.441	10,676
	2015	$20.441	$20.054	9,897

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.084	$12.988	0
	2007	$12.988	$12.849	0
	2008	$12.849	$7.179	14,844
	2009	$7.179	$9.109	15,575
	2010	$9.109	$10.228	7,495
	2011	$10.228	$10.058	6,959
	2012	$10.058	$11.502	6,110
	2013	$11.502	$14.365	5,339
	2014	$14.365	$15.225	4,638
	2015	$15.225	$14.244	3,852

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.919	$10.140	0
	2007	$10.140	$10.396	0
	2008	$10.396	$10.438	12,847
	2009	$10.438	$10.247	12,906
	2010	$10.247	$10.018	10,587
	2011	$10.018	$9.789	6,965
	2012	$9.789	$9.565	6,817
	2013	$9.565	$9.346	6,949
	2014	$9.346	$9.132	7,549
	2015	$9.132	$8.922	6,140

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.022	$10.436	0
	2007	$10.436	$12.913	0
	2008	$12.913	$6.647	1,195
	2009	$6.647	$8.310	1,570
	2010	$8.310	$10.057	1,381
	2011	$10.057	$9.823	1,385
	2012	$9.823	$10.979	1,049
	2013	$10.979	$14.588	929
	2014	$14.588	$15.822	912
	2015	$15.822	$16.525	927

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.803	$12.184	0
	2007	$12.184	$12.519	0
	2008	$12.519	$7.686	15,389
	2009	$7.686	$9.484	13,481
	2010	$9.484	$10.631	15,804
	2011	$10.631	$10.572	8,492
	2012	$10.572	$11.943	6,906
	2013	$11.943	$15.392	2,395
	2014	$15.392	$17.036	10,697
	2015	$17.036	$16.825	10,579

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.081	$10.257	0
	2007	$10.257	$10.429	0
	2008	$10.429	$9.837	20,532
	2009	$9.837	$11.097	20,401
	2010	$11.097	$11.660	20,040
	2011	$11.660	$12.194	17,569
	2012	$12.194	$12.581	17,926
	2013	$12.581	$12.037	4,434
	2014	$12.037	$12.421	3,766
	2015	$12.421	$12.032	3,780

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.575	$14.471	0
	2007	$14.471	$16.547	0
	2008	$16.547	$9.059	13,304
	2009	$9.059	$11.171	12,594
	2010	$11.171	$12.315	11,830
	2011	$12.315	$9.946	11,132
	2012	$9.946	$11.697	10,189
	2013	$11.697	$14.875	9,216
	2014	$14.875	$13.327	12,014
	2015	$13.327	$13.450	11,397

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.682	429

Guggenheim VIF Long Short Equity Fund
	2006	$11.673	$12.703	0
	2007	$12.703	$15.232	0
	2008	$15.232	$8.819	1,431
	2009	$8.819	$10.968	5,583
	2010	$10.968	$11.917	5,871
	2011	$11.917	$10.880	5,879
	2012	$10.880	$11.100	5,431
	2013	$11.100	$12.738	4,813
	2014	$12.738	$12.793	4,527
	2015	$12.793	$12.656	3,979

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.977	582
	2013	$8.977	$12.260	582
	2014	$12.260	$12.957	581
	2015	$12.957	$13.260	581

Invesco V.I. Capital Appreciation - Series II
	2006	$10.834	$11.227	0
	2007	$11.227	$12.254	0
	2008	$12.254	$6.869	972
	2009	$6.869	$8.101	742
	2010	$8.101	$9.119	584
	2011	$9.119	$8.186	583
	2012	$8.186	$9.371	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.730	0
	2007	$10.730	$11.308	0
	2008	$11.308	$7.698	3,059
	2009	$7.698	$9.625	3,018
	2010	$9.625	$10.273	2,259
	2011	$10.273	$10.008	1,670
	2012	$10.008	$11.109	277
	2013	$11.109	$13.994	237
	2014	$13.994	$14.744	224
	2015	$14.744	$13.541	236

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.315	0
	2012	$11.315	$11.299	0
	2013	$11.299	$10.724	0
	2014	$10.724	$10.884	0
	2015	$10.884	$10.641	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.777	$13.345	0
	2007	$13.345	$13.366	0
	2008	$13.366	$8.852	7,906
	2009	$8.852	$10.733	8,902
	2010	$10.733	$11.765	9,770
	2011	$11.765	$11.235	6,079
	2012	$11.235	$12.551	5,117
	2013	$12.551	$16.403	2,833
	2014	$16.403	$17.623	2,607
	2015	$17.623	$16.647	2,261

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.416	$12.379	0
	2007	$12.379	$13.216	0
	2008	$13.216	$9.208	4,981
	2009	$9.208	$11.682	5,034
	2010	$11.682	$12.987	4,283
	2011	$12.987	$11.863	3,420
	2012	$11.863	$12.820	3,187
	2013	$12.820	$16.091	4,596
	2014	$16.091	$16.376	8,161
	2015	$16.376	$15.315	6,198

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.958	$12.258	0
	2007	$12.258	$14.083	0
	2008	$14.083	$7.314	1,261
	2009	$7.314	$11.175	805
	2010	$11.175	$13.896	625
	2011	$13.896	$12.306	0
	2012	$12.306	$13.420	0
	2013	$13.420	$17.911	0
	2014	$17.911	$18.845	0
	2015	$18.845	$18.603	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.972	$12.107	0
	2007	$12.107	$11.988	0
	2008	$11.988	$5.633	6,071
	2009	$5.633	$8.131	4,649
	2010	$8.131	$8.496	3,697
	2011	$8.496	$8.019	853
	2012	$8.019	$9.217	244
	2013	$9.217	$12.001	249
	2014	$12.001	$12.474	246
	2015	$12.474	$10.888	264

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.190	$10.265	0
	2007	$10.265	$10.732	0
	2008	$10.732	$10.643	1,909
	2009	$10.643	$10.488	104
	2010	$10.488	$10.747	0
	2011	$10.747	$10.779	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.745	1,022
	2009	$6.745	$11.801	2,171
	2010	$11.801	$14.414	4,779
	2011	$14.414	$9.529	4,917
	2012	$9.529	$10.536	4,544
	2013	$10.536	$11.764	4,095
	2014	$11.764	$10.102	3,875
	2015	$10.102	$9.001	3,489

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.042	$13.538	0
	2007	$13.538	$14.173	0
	2008	$14.173	$9.984	15,967
	2009	$9.984	$12.966	11,276
	2010	$12.966	$14.614	9,669
	2011	$14.614	$13.853	7,918
	2012	$13.853	$14.994	7,014
	2013	$14.994	$18.430	6,125
	2014	$18.430	$19.526	3,871
	2015	$19.526	$18.373	3,194

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.903	$12.982	0
	2007	$12.982	$11.907	0
	2008	$11.907	$7.454	10,377
	2009	$7.454	$7.042	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.079	$11.952	0
	2007	$11.952	$12.877	0
	2008	$12.877	$10.560	8,596
	2009	$10.560	$12.956	11,223
	2010	$12.956	$13.686	9,973
	2011	$13.686	$13.554	9,614
	2012	$13.554	$15.012	8,124
	2013	$15.012	$17.571	5,867
	2014	$17.571	$18.582	5,384
	2015	$18.582	$18.229	4,754

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.644	$13.432	0
	2007	$13.432	$15.516	0
	2008	$15.516	$14.557	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.526	$13.355	0
	2007	$13.355	$17.825	0
	2008	$17.825	$9.698	14,617
	2009	$9.698	$13.835	12,181
	2010	$13.835	$14.393	11,048
	2011	$14.393	$13.086	11,339
	2012	$13.086	$15.835	10,047
	2013	$15.835	$20.249	8,699
	2014	$20.249	$21.459	4,833
	2015	$21.459	$23.468	4,241

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.180	$13.182	0
	2007	$13.182	$13.667	0
	2008	$13.667	$8.513	9,818
	2009	$8.513	$10.193	6,138
	2010	$10.193	$10.908	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.371	$11.944	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.692	$12.302	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.535	224

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.609	3,789
	2014	$14.609	$14.635	3,568
	2015	$14.635	$13.666	6,524

MFS® High Income Series - Service Class
	2006	$10.528	$11.314	0
	2007	$11.314	$11.223	0
	2008	$11.223	$7.822	3,240
	2009	$7.822	$11.098	3,573
	2010	$11.098	$12.404	3,642
	2011	$12.404	$12.586	3,508
	2012	$12.586	$14.071	3,529
	2013	$14.071	$14.192	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.570	$11.082	0
	2007	$11.082	$12.019	0
	2008	$12.019	$7.400	3,867
	2009	$7.400	$10.056	3,147
	2010	$10.056	$11.019	2,537
	2011	$11.019	$10.806	571
	2012	$10.806	$12.318	319
	2013	$12.318	$15.652	312
	2014	$15.652	$16.992	227
	2015	$16.992	$17.111	0

MFS® Investors Trust Series - Service Class
	2006	$11.205	$12.337	0
	2007	$12.337	$13.261	0
	2008	$13.261	$8.647	343
	2009	$8.647	$10.692	397
	2010	$10.692	$11.583	93
	2011	$11.583	$11.043	0
	2012	$11.043	$12.821	0
	2013	$12.821	$16.502	0
	2014	$16.502	$17.849	0
	2015	$17.849	$17.430	0

MFS® New Discovery Series - Service Class
	2006	$10.116	$11.162	0
	2007	$11.162	$11.149	0
	2008	$11.149	$6.588	499
	2009	$6.588	$10.486	209
	2010	$10.486	$13.927	182
	2011	$13.927	$12.179	173
	2012	$12.179	$14.385	174
	2013	$14.385	$19.847	151
	2014	$19.847	$17.937	0
	2015	$17.937	$17.149	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.715	$11.686	0
	2007	$11.686	$11.865	0
	2008	$11.865	$9.005	2,180
	2009	$9.005	$10.357	3,779
	2010	$10.357	$11.093	3,627
	2011	$11.093	$11.011	3,615
	2012	$11.011	$11.933	3,361
	2013	$11.933	$13.843	3,013
	2014	$13.843	$14.639	2,853
	2015	$14.639	$14.219	2,532

MFS® Value Series - Service Class
	2006	$11.523	$13.567	0
	2007	$13.567	$14.260	0
	2008	$14.260	$9.370	661
	2009	$9.370	$11.210	465
	2010	$11.210	$12.180	0
	2011	$12.180	$11.845	0
	2012	$11.845	$13.410	1,162
	2013	$13.410	$17.766	0
	2014	$17.766	$19.128	0
	2015	$19.128	$18.514	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.647	$11.687	0
	2007	$11.687	$12.106	0
	2008	$12.106	$6.007	7,330
	2009	$6.007	$7.762	6,908
	2010	$7.762	$9.643	4,060
	2011	$9.643	$9.501	3,858
	2012	$9.501	$10.782	3,666
	2013	$10.782	$14.287	3,103
	2014	$14.287	$14.729	2,949
	2015	$14.729	$15.304	2,514

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.583	$14.429	0
	2007	$14.429	$14.952	0
	2008	$14.952	$8.716	5,588
	2009	$8.716	$11.867	5,468
	2010	$11.867	$13.415	4,418
	2011	$13.415	$11.990	1,750
	2012	$11.990	$14.167	2,802
	2013	$14.167	$17.577	1,519
	2014	$17.577	$17.526	938
	2015	$17.526	$17.752	937

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.032	$13.480	0
	2007	$13.480	$12.985	0
	2008	$12.985	$7.864	8,715
	2009	$7.864	$10.517	9,238
	2010	$10.517	$12.645	9,408
	2011	$12.645	$12.060	7,321
	2012	$12.060	$13.864	6,695
	2013	$13.864	$19.048	5,966
	2014	$19.048	$20.779	3,813
	2015	$20.779	$19.064	3,328

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.572	$10.556	0
	2007	$10.556	$10.687	0
	2008	$10.687	$10.192	6,546
	2009	$10.192	$11.514	5,678
	2010	$11.514	$12.206	4,745
	2011	$12.206	$12.733	3,645
	2012	$12.733	$13.788	4,603
	2013	$13.788	$13.539	3,617
	2014	$13.539	$14.704	3,355
	2015	$14.704	$14.407	3,296

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.912	$10.132	0
	2007	$10.132	$10.381	0
	2008	$10.381	$10.370	18,607
	2009	$10.370	$10.143	22,386
	2010	$10.143	$9.915	25,477
	2011	$9.915	$9.693	22,100
	2012	$9.693	$9.475	26,643
	2013	$9.475	$9.263	17,916
	2014	$9.263	$9.051	9,397
	2015	$9.051	$8.845	9,469

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.476	$10.308	0
	2007	$10.308	$11.146	0
	2008	$11.146	$10.123	13,770
	2009	$10.123	$11.709	15,158
	2010	$11.709	$12.368	15,080
	2011	$12.368	$13.495	14,489
	2012	$13.495	$14.338	13,259
	2013	$14.338	$12.717	12,345
	2014	$12.717	$12.809	9,155
	2015	$12.809	$12.175	8,838

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.202	$10.352	0
	2007	$10.352	$10.999	0
	2008	$10.999	$11.264	18,123
	2009	$11.264	$12.554	22,531
	2010	$12.554	$13.261	28,856
	2011	$13.261	$13.425	26,162
	2012	$13.425	$14.373	24,711
	2013	$14.373	$13.767	21,681
	2014	$13.767	$14.026	18,649
	2015	$14.026	$13.765	18,127

Premier VIT OpCap Balanced Portfolio
	2006	$10.776	$11.666	0
	2007	$11.666	$10.891	0
	2008	$10.891	$7.322	599
	2009	$7.322	$7.043	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.383	$11.298	0
	2007	$11.298	$11.735	0
	2008	$11.735	$10.599	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.732	$11.464	0
	2007	$11.464	$12.598	0
	2008	$12.598	$7.058	10,952
	2009	$7.058	$9.778	9,310
	2010	$9.778	$11.082	8,054
	2011	$11.082	$10.975	3,370
	2012	$10.975	$12.642	2,852
	2013	$12.642	$17.397	2,602
	2014	$17.397	$18.499	2,377
	2015	$18.499	$20.026	2,551

T. Rowe Price Equity Income Portfolio - II
	2006	$11.154	$12.930	0
	2007	$12.930	$13.014	0
	2008	$13.014	$8.103	17,220
	2009	$8.103	$9.916	13,471
	2010	$9.916	$11.116	13,261
	2011	$11.116	$10.750	9,160
	2012	$10.750	$12.280	7,798
	2013	$12.280	$15.525	6,822
	2014	$15.525	$16.246	6,341
	2015	$16.246	$14.744	6,405

UIF Growth Portfolio, Class II
	2006	$11.613	$11.779	0
	2007	$11.779	$13.999	0
	2008	$13.999	$6.927	0
	2009	$6.927	$11.177	0
	2010	$11.177	$13.390	0
	2011	$13.390	$12.685	0
	2012	$12.685	$14.134	0
	2013	$14.134	$20.399	0
	2014	$20.399	$21.143	0
	2015	$21.143	$23.129	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.533	$19.549	0
	2007	$19.549	$15.798	0
	2008	$15.798	$9.560	7,669
	2009	$9.560	$12.002	10,495
	2010	$12.002	$15.188	10,792
	2011	$15.188	$15.680	10,019
	2012	$15.680	$17.712	9,048
	2013	$17.712	$17.607	8,706
	2014	$17.607	$22.265	8,011
	2015	$22.265	$22.171	5,552

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.476	$21.093	0
	2007	$21.093	$28.356	0
	2008	$28.356	$9.756	2,425
	2009	$9.756	$20.321	2,710
	2010	$20.321	$25.183	3,228
	2011	$25.183	$18.272	3,008
	2012	$18.272	$23.171	2,928
	2013	$23.171	$25.360	1,771
	2014	$25.360	$24.674	1,759
	2015	$24.674	$20.733	1,155

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.296	$22.255	0
	2007	$22.255	$31.601	0
	2008	$31.601	$16.633	759
	2009	$16.633	$25.599	1,554
	2010	$25.599	$32.323	1,369
	2011	$32.323	$26.385	1,385
	2012	$26.385	$26.650	1,233
	2013	$26.650	$28.780	1,127
	2014	$28.780	$22.745	1,120
	2015	$22.745	$14.789	877

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.625	$10.218	0
	2007	$10.218	$10.386	0
	2008	$10.386	$8.818	2,587
	2009	$8.818	$9.810	1,888
	2010	$9.810	$10.061	1,546
	2011	$10.061	$9.607	1,577
	2012	$9.607	$9.511	1,712
	2013	$9.511	$9.761	1,871
	2014	$9.761	$9.435	0
	2015	$9.435	$9.310	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.902	$11.754	0
	2007	$11.754	$11.444	0
	2008	$11.444	$7.728	9,826
	2009	$7.728	$11.691	7,132
	2010	$11.691	$13.101	3,486
	2011	$13.101	$12.963	2,185
	2012	$12.963	$14.953	1,707
	2013	$14.953	$15.494	1,712
	2014	$15.494	$14.910	1,260
	2015	$14.910	$13.681	1,241

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.3

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.276	$13.093	0
	2007	$13.093	$17.019	0
	2008	$17.019	$9.091	0
	2009	$9.091	$13.371	0
	2010	$13.371	$14.829	0
	2011	$14.829	$14.383	0
	2012	$14.383	$16.548	0
	2013	$16.548	$21.770	0
	2014	$21.770	$24.105	0
	2015	$24.105	$24.918	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.910	$11.170	0
	2007	$11.170	$13.041	0
	2008	$13.041	$6.835	0
	2009	$6.835	$9.823	0
	2010	$9.823	$10.825	0
	2011	$10.825	$10.485	0
	2012	$10.485	$11.193	0
	2013	$11.193	$14.701	0
	2014	$14.701	$15.864	0
	2015	$15.864	$15.693	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.253	$12.069	0
	2007	$12.069	$15.462	0
	2008	$15.462	$6.266	0
	2009	$6.266	$9.254	0
	2010	$9.254	$10.738	0
	2011	$10.738	$9.580	0
	2012	$9.580	$10.817	0
	2013	$10.817	$14.295	0
	2014	$14.295	$15.010	0
	2015	$15.010	$14.372	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.440	0
	2008	$9.440	$5.843	0
	2009	$5.843	$7.377	0
	2010	$7.377	$8.396	0
	2011	$8.396	$7.687	0
	2012	$7.687	$8.626	0
	2013	$8.626	$11.127	0
	2014	$11.127	$11.875	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.678	0
	2008	$9.678	$6.081	0
	2009	$6.081	$7.389	0
	2010	$7.389	$7.894	0
	2011	$7.894	$8.087	0
	2012	$8.087	$9.195	0
	2013	$9.195	$11.879	0
	2014	$11.879	$12.951	0
	2015	$12.951	$12.278	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.249	$10.717	0
	2007	$10.717	$12.046	0
	2008	$12.046	$8.358	0
	2009	$8.358	$10.504	0
	2010	$10.504	$11.683	0
	2011	$11.683	$11.082	0
	2012	$11.082	$12.139	0
	2013	$12.139	$13.665	0
	2014	$13.665	$14.076	0
	2015	$14.076	$13.730	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.842	$13.967	0
	2007	$13.967	$15.989	0
	2008	$15.989	$8.943	0
	2009	$8.943	$11.824	0
	2010	$11.824	$13.494	0
	2011	$13.494	$12.804	0
	2012	$12.804	$14.513	0
	2013	$14.513	$18.549	0
	2014	$18.549	$20.214	0
	2015	$20.214	$19.811	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.062	$12.949	0
	2007	$12.949	$12.798	0
	2008	$12.798	$7.143	0
	2009	$7.143	$9.054	0
	2010	$9.054	$10.155	0
	2011	$10.155	$9.977	0
	2012	$9.977	$11.398	0
	2013	$11.398	$14.220	0
	2014	$14.220	$15.056	0
	2015	$15.056	$14.071	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.900	$10.110	0
	2007	$10.110	$10.355	0
	2008	$10.355	$10.386	0
	2009	$10.386	$10.185	0
	2010	$10.185	$9.948	0
	2011	$9.948	$9.710	0
	2012	$9.710	$9.478	0
	2013	$9.478	$9.251	0
	2014	$9.251	$9.030	0
	2015	$9.030	$8.814	0

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.003	$10.405	0
	2007	$10.405	$12.861	0
	2008	$12.861	$6.614	0
	2009	$6.614	$8.260	0
	2010	$8.260	$9.986	0
	2011	$9.986	$9.744	0
	2012	$9.744	$10.879	0
	2013	$10.879	$14.440	0
	2014	$14.440	$15.646	0
	2015	$15.646	$16.325	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.782	$12.148	0
	2007	$12.148	$12.469	0
	2008	$12.469	$7.647	0
	2009	$7.647	$9.427	0
	2010	$9.427	$10.556	0
	2011	$10.556	$10.487	0
	2012	$10.487	$11.835	0
	2013	$11.835	$15.237	0
	2014	$15.237	$16.847	0
	2015	$16.847	$16.621	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.061	$10.227	0
	2007	$10.227	$10.388	0
	2008	$10.388	$9.787	0
	2009	$9.787	$11.030	0
	2010	$11.030	$11.578	0
	2011	$11.578	$12.096	0
	2012	$12.096	$12.467	0
	2013	$12.467	$11.916	0
	2014	$11.916	$12.283	0
	2015	$12.283	$11.887	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.551	$14.428	0
	2007	$14.428	$16.481	0
	2008	$16.481	$9.014	0
	2009	$9.014	$11.104	0
	2010	$11.104	$12.228	0
	2011	$12.228	$9.865	0
	2012	$9.865	$11.590	0
	2013	$11.590	$14.725	0
	2014	$14.725	$13.179	0
	2015	$13.179	$13.287	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.676	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.650	$12.666	0
	2007	$12.666	$15.171	0
	2008	$15.171	$8.775	0
	2009	$8.775	$10.902	0
	2010	$10.902	$11.833	0
	2011	$11.833	$10.792	0
	2012	$10.792	$10.999	0
	2013	$10.999	$12.609	0
	2014	$12.609	$12.650	0
	2015	$12.650	$12.502	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.895	0
	2013	$8.895	$12.137	0
	2014	$12.137	$12.813	0
	2015	$12.813	$13.099	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.813	$11.194	0
	2007	$11.194	$12.205	0
	2008	$12.205	$6.834	0
	2009	$6.834	$8.052	0
	2010	$8.052	$9.054	0
	2011	$9.054	$8.120	0
	2012	$8.120	$9.292	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.723	0
	2007	$10.723	$11.288	0
	2008	$11.288	$7.676	0
	2009	$7.676	$9.589	0
	2010	$9.589	$10.224	0
	2011	$10.224	$9.950	0
	2012	$9.950	$11.033	0
	2013	$11.033	$13.884	0
	2014	$13.884	$14.614	0
	2015	$14.614	$13.407	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.224	0
	2012	$11.224	$11.197	0
	2013	$11.197	$10.616	0
	2014	$10.616	$10.764	0
	2015	$10.764	$10.512	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.754	$13.306	0
	2007	$13.306	$13.312	0
	2008	$13.312	$8.807	0
	2009	$8.807	$10.668	0
	2010	$10.668	$11.682	0
	2011	$11.682	$11.144	0
	2012	$11.144	$12.437	0
	2013	$12.437	$16.237	0
	2014	$16.237	$17.427	0
	2015	$17.427	$16.445	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.394	$12.342	0
	2007	$12.342	$13.163	0
	2008	$13.163	$9.162	0
	2009	$9.162	$11.612	0
	2010	$11.612	$12.895	0
	2011	$12.895	$11.767	0
	2012	$11.767	$12.704	0
	2013	$12.704	$15.928	0
	2014	$15.928	$16.194	0
	2015	$16.194	$15.129	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.934	$12.222	0
	2007	$12.222	$14.026	0
	2008	$14.026	$7.278	0
	2009	$7.278	$11.107	0
	2010	$11.107	$13.798	0
	2011	$13.798	$12.207	0
	2012	$12.207	$13.298	0
	2013	$13.298	$17.730	0
	2014	$17.730	$18.636	0
	2015	$18.636	$18.378	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.950	$12.071	0
	2007	$12.071	$11.941	0
	2008	$11.941	$5.605	0
	2009	$5.605	$8.082	0
	2010	$8.082	$8.436	0
	2011	$8.436	$7.954	0
	2012	$7.954	$9.133	0
	2013	$9.133	$11.880	0
	2014	$11.880	$12.335	0
	2015	$12.335	$10.756	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.170	$10.235	0
	2007	$10.235	$10.689	0
	2008	$10.689	$10.590	0
	2009	$10.590	$10.425	0
	2010	$10.425	$10.672	0
	2011	$10.672	$10.699	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.711	0
	2009	$6.711	$11.730	0
	2010	$11.730	$14.313	0
	2011	$14.313	$9.452	0
	2012	$9.452	$10.440	0
	2013	$10.440	$11.645	0
	2014	$11.645	$9.990	0
	2015	$9.990	$8.892	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.018	$13.498	0
	2007	$13.498	$14.117	0
	2008	$14.117	$9.934	0
	2009	$9.934	$12.888	0
	2010	$12.888	$14.511	0
	2011	$14.511	$13.741	0
	2012	$13.741	$14.858	0
	2013	$14.858	$18.244	0
	2014	$18.244	$19.309	0
	2015	$19.309	$18.150	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.895	$12.960	0
	2007	$12.960	$11.874	0
	2008	$11.874	$7.426	0
	2009	$7.426	$7.013	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.057	$11.916	0
	2007	$11.916	$12.825	0
	2008	$12.825	$10.507	0
	2009	$10.507	$12.878	0
	2010	$12.878	$13.590	0
	2011	$13.590	$13.444	0
	2012	$13.444	$14.876	0
	2013	$14.876	$17.394	0
	2014	$17.394	$18.375	0
	2015	$18.375	$18.008	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.621	$13.392	0
	2007	$13.392	$15.454	0
	2008	$15.454	$14.494	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.502	$13.315	0
	2007	$13.315	$17.754	0
	2008	$17.754	$9.649	0
	2009	$9.649	$13.752	0
	2010	$13.752	$14.291	0
	2011	$14.291	$12.981	0
	2012	$12.981	$15.691	0
	2013	$15.691	$20.045	0
	2014	$20.045	$21.221	0
	2015	$21.221	$23.184	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.156	$13.143	0
	2007	$13.143	$13.613	0
	2008	$13.613	$8.471	0
	2009	$8.471	$10.132	0
	2010	$10.132	$10.839	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.351	$11.909	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.672	$12.265	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.335	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.462	0
	2014	$14.462	$14.472	0
	2015	$14.472	$13.500	0

MFS® High Income Series - Service Class
	2006	$10.507	$11.281	0
	2007	$11.281	$11.178	0
	2008	$11.178	$7.783	0
	2009	$7.783	$11.031	0
	2010	$11.031	$12.316	0
	2011	$12.316	$12.485	0
	2012	$12.485	$13.943	0
	2013	$13.943	$14.054	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.549	$11.049	0
	2007	$11.049	$11.971	0
	2008	$11.971	$7.363	0
	2009	$7.363	$9.996	0
	2010	$9.996	$10.942	0
	2011	$10.942	$10.719	0
	2012	$10.719	$12.206	0
	2013	$12.206	$15.494	0
	2014	$15.494	$16.803	0
	2015	$16.803	$16.917	0

MFS® Investors Trust Series - Service Class
	2006	$11.183	$12.300	0
	2007	$12.300	$13.208	0
	2008	$13.208	$8.604	0
	2009	$8.604	$10.628	0
	2010	$10.628	$11.501	0
	2011	$11.501	$10.954	0
	2012	$10.954	$12.704	0
	2013	$12.704	$16.335	0
	2014	$16.335	$17.651	0
	2015	$17.651	$17.219	0

MFS® New Discovery Series - Service Class
	2006	$10.096	$11.129	0
	2007	$11.129	$11.105	0
	2008	$11.105	$6.555	0
	2009	$6.555	$10.422	0
	2010	$10.422	$13.829	0
	2011	$13.829	$12.081	0
	2012	$12.081	$14.254	0
	2013	$14.254	$19.647	0
	2014	$19.647	$17.738	0
	2015	$17.738	$16.941	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.694	$11.651	0
	2007	$11.651	$11.818	0
	2008	$11.818	$8.959	0
	2009	$8.959	$10.294	0
	2010	$10.294	$11.015	0
	2011	$11.015	$10.922	0
	2012	$10.922	$11.825	0
	2013	$11.825	$13.703	0
	2014	$13.703	$14.476	0
	2015	$14.476	$14.047	0

MFS® Value Series - Service Class
	2006	$11.500	$13.527	0
	2007	$13.527	$14.203	0
	2008	$14.203	$9.323	0
	2009	$9.323	$11.142	0
	2010	$11.142	$12.095	0
	2011	$12.095	$11.750	0
	2012	$11.750	$13.288	0
	2013	$13.288	$17.586	0
	2014	$17.586	$18.916	0
	2015	$18.916	$18.289	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.639	$11.667	0
	2007	$11.667	$12.073	0
	2008	$12.073	$5.984	0
	2009	$5.984	$7.725	0
	2010	$7.725	$9.587	0
	2011	$9.587	$9.436	0
	2012	$9.436	$10.698	0
	2013	$10.698	$14.161	0
	2014	$14.161	$14.584	0
	2015	$14.584	$15.138	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.558	$14.386	0
	2007	$14.386	$14.893	0
	2008	$14.893	$8.673	0
	2009	$8.673	$11.796	0
	2010	$11.796	$13.321	0
	2011	$13.321	$11.893	0
	2012	$11.893	$14.038	0
	2013	$14.038	$17.400	0
	2014	$17.400	$17.332	0
	2015	$17.332	$17.537	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.009	$13.440	0
	2007	$13.440	$12.933	0
	2008	$12.933	$7.825	0
	2009	$7.825	$10.454	0
	2010	$10.454	$12.556	0
	2011	$12.556	$11.963	0
	2012	$11.963	$13.738	0
	2013	$13.738	$18.856	0
	2014	$18.856	$20.548	0
	2015	$20.548	$18.833	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.552	$10.525	0
	2007	$10.525	$10.644	0
	2008	$10.644	$10.141	0
	2009	$10.141	$11.445	0
	2010	$11.445	$12.120	0
	2011	$12.120	$12.630	0
	2012	$12.630	$13.663	0
	2013	$13.663	$13.402	0
	2014	$13.402	$14.540	0
	2015	$14.540	$14.233	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.893	$10.102	0
	2007	$10.102	$10.339	0
	2008	$10.339	$10.318	0
	2009	$10.318	$10.082	0
	2010	$10.082	$9.845	0
	2011	$9.845	$9.615	0
	2012	$9.615	$9.389	0
	2013	$9.389	$9.170	0
	2014	$9.170	$8.950	0
	2015	$8.950	$8.738	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.456	$10.278	0
	2007	$10.278	$11.101	0
	2008	$11.101	$10.072	0
	2009	$10.072	$11.639	0
	2010	$11.639	$12.281	0
	2011	$12.281	$13.386	0
	2012	$13.386	$14.208	0
	2013	$14.208	$12.589	0
	2014	$12.589	$12.666	0
	2015	$12.666	$12.028	0

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.182	$10.322	0
	2007	$10.322	$10.956	0
	2008	$10.956	$11.208	0
	2009	$11.208	$12.478	0
	2010	$12.478	$13.168	0
	2011	$13.168	$13.316	0
	2012	$13.316	$14.243	0
	2013	$14.243	$13.628	0
	2014	$13.628	$13.870	0
	2015	$13.870	$13.598	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.758	$11.634	0
	2007	$11.634	$10.850	0
	2008	$10.850	$7.287	0
	2009	$7.287	$7.007	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.362	$11.265	0
	2007	$11.265	$11.688	0
	2008	$11.688	$10.556	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.711	$11.430	0
	2007	$11.430	$12.548	0
	2008	$12.548	$7.023	0
	2009	$7.023	$9.719	0
	2010	$9.719	$11.004	0
	2011	$11.004	$10.886	0
	2012	$10.886	$12.527	0
	2013	$12.527	$17.221	0
	2014	$17.221	$18.294	0
	2015	$18.294	$19.783	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.132	$12.892	0
	2007	$12.892	$12.962	0
	2008	$12.962	$8.063	0
	2009	$8.063	$9.856	0
	2010	$9.856	$11.038	0
	2011	$11.038	$10.664	0
	2012	$10.664	$12.168	0
	2013	$12.168	$15.369	0
	2014	$15.369	$16.065	0
	2015	$16.065	$14.566	0

UIF Growth Portfolio, Class II
	2006	$11.590	$11.744	0
	2007	$11.744	$13.943	0
	2008	$13.943	$6.893	0
	2009	$6.893	$11.110	0
	2010	$11.110	$13.295	0
	2011	$13.295	$12.582	0
	2012	$12.582	$14.005	0
	2013	$14.005	$20.193	0
	2014	$20.193	$20.908	0
	2015	$20.908	$22.849	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.505	$19.491	0
	2007	$19.491	$15.735	0
	2008	$15.735	$9.512	0
	2009	$9.512	$11.929	0
	2010	$11.929	$15.081	0
	2011	$15.081	$15.553	0
	2012	$15.553	$17.551	0
	2013	$17.551	$17.429	0
	2014	$17.429	$22.017	0
	2015	$22.017	$21.902	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.446	$21.030	0
	2007	$21.030	$28.243	0
	2008	$28.243	$9.708	0
	2009	$9.708	$20.198	0
	2010	$20.198	$25.006	0
	2011	$25.006	$18.124	0
	2012	$18.124	$22.961	0
	2013	$22.961	$25.104	0
	2014	$25.104	$24.399	0
	2015	$24.399	$20.481	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.261	$22.189	0
	2007	$22.189	$31.475	0
	2008	$31.475	$16.549	0
	2009	$16.549	$25.445	0
	2010	$25.445	$32.095	0
	2011	$32.095	$26.173	0
	2012	$26.173	$26.408	0
	2013	$26.408	$28.489	0
	2014	$28.489	$22.493	0
	2015	$22.493	$14.610	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.606	$10.187	0
	2007	$10.187	$10.345	0
	2008	$10.345	$8.774	0
	2009	$8.774	$9.751	0
	2010	$9.751	$9.990	0
	2011	$9.990	$9.530	0
	2012	$9.530	$9.424	0
	2013	$9.424	$9.662	0
	2014	$9.662	$9.330	0
	2015	$9.330	$9.203	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.881	$11.719	0
	2007	$11.719	$11.398	0
	2008	$11.398	$7.689	0
	2009	$7.689	$11.621	0
	2010	$11.621	$13.009	0
	2011	$13.009	$12.859	0
	2012	$12.859	$14.818	0
	2013	$14.818	$15.338	0
	2014	$15.338	$14.744	0
	2015	$14.744	$13.515	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.35

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.265	$13.074	0
	2007	$13.074	$16.985	0
	2008	$16.985	$9.069	0
	2009	$9.069	$13.331	0
	2010	$13.331	$14.776	0
	2011	$14.776	$14.325	0
	2012	$14.325	$16.473	0
	2013	$16.473	$21.660	0
	2014	$21.660	$23.971	0
	2015	$23.971	$24.766	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.899	$11.154	534
	2007	$11.154	$13.015	441
	2008	$13.015	$6.818	626
	2009	$6.818	$9.794	0
	2010	$9.794	$10.787	0
	2011	$10.787	$10.443	0
	2012	$10.443	$11.142	0
	2013	$11.142	$14.627	0
	2014	$14.627	$15.775	0
	2015	$15.775	$15.597	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.242	$12.051	0
	2007	$12.051	$15.431	0
	2008	$15.431	$6.251	0
	2009	$6.251	$9.226	0
	2010	$9.226	$10.700	0
	2011	$10.700	$9.542	0
	2012	$9.542	$10.768	0
	2013	$10.768	$14.223	0
	2014	$14.223	$14.927	0
	2015	$14.927	$14.285	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.436	0
	2008	$9.436	$5.838	0
	2009	$5.838	$7.367	0
	2010	$7.367	$8.380	0
	2011	$8.380	$7.668	0
	2012	$7.668	$8.600	0
	2013	$8.600	$11.088	0
	2014	$11.088	$11.829	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.675	0
	2008	$9.675	$6.075	0
	2009	$6.075	$7.379	0
	2010	$7.379	$7.879	0
	2011	$7.879	$8.067	0
	2012	$8.067	$9.168	0
	2013	$9.168	$11.838	0
	2014	$11.838	$12.900	0
	2015	$12.900	$12.223	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.239	$10.702	1,170
	2007	$10.702	$12.022	1,129
	2008	$12.022	$8.337	1,129
	2009	$8.337	$10.472	1,128
	2010	$10.472	$11.642	1,127
	2011	$11.642	$11.038	1,127
	2012	$11.038	$12.084	1,078
	2013	$12.084	$13.596	1,029
	2014	$13.596	$13.998	0
	2015	$13.998	$13.647	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.829	$13.947	0
	2007	$13.947	$15.957	0
	2008	$15.957	$8.920	0
	2009	$8.920	$11.788	0
	2010	$11.788	$13.446	0
	2011	$13.446	$12.752	0
	2012	$12.752	$14.447	0
	2013	$14.447	$18.455	0
	2014	$18.455	$20.101	706
	2015	$20.101	$19.690	670

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.051	$12.930	1,163
	2007	$12.930	$12.772	1,122
	2008	$12.772	$7.125	1,122
	2009	$7.125	$9.027	1,121
	2010	$9.027	$10.120	1,120
	2011	$10.120	$9.937	1,120
	2012	$9.937	$11.346	1,071
	2013	$11.346	$14.148	1,022
	2014	$14.148	$14.972	936
	2015	$14.972	$13.986	888

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.890	$10.095	590
	2007	$10.095	$10.334	556
	2008	$10.334	$10.360	408
	2009	$10.360	$10.154	0
	2010	$10.154	$9.912	0
	2011	$9.912	$9.671	0
	2012	$9.671	$9.435	0
	2013	$9.435	$9.204	0
	2014	$9.204	$8.980	0
	2015	$8.980	$8.761	0

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$9.993	$10.390	0
	2007	$10.390	$12.836	0
	2008	$12.836	$6.597	0
	2009	$6.597	$8.235	0
	2010	$8.235	$9.951	0
	2011	$9.951	$9.704	0
	2012	$9.704	$10.829	0
	2013	$10.829	$14.367	0
	2014	$14.367	$15.559	0
	2015	$15.559	$16.226	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.771	$12.130	0
	2007	$12.130	$12.444	0
	2008	$12.444	$7.628	0
	2009	$7.628	$9.398	0
	2010	$9.398	$10.519	0
	2011	$10.519	$10.445	0
	2012	$10.445	$11.781	0
	2013	$11.781	$15.160	0
	2014	$15.160	$16.753	0
	2015	$16.753	$16.520	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.051	$10.211	0
	2007	$10.211	$10.367	0
	2008	$10.367	$9.763	0
	2009	$9.763	$10.997	0
	2010	$10.997	$11.537	0
	2011	$11.537	$12.047	0
	2012	$12.047	$12.410	0
	2013	$12.410	$11.855	0
	2014	$11.855	$12.215	0
	2015	$12.215	$11.814	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.539	$14.406	879
	2007	$14.406	$16.448	798
	2008	$16.448	$8.991	925
	2009	$8.991	$11.070	449
	2010	$11.070	$12.185	448
	2011	$12.185	$9.826	448
	2012	$9.826	$11.537	429
	2013	$11.537	$14.650	409
	2014	$14.650	$13.106	0
	2015	$13.106	$13.206	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.673	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.638	$12.647	0
	2007	$12.647	$15.141	0
	2008	$15.141	$8.753	0
	2009	$8.753	$10.869	0
	2010	$10.869	$11.791	0
	2011	$11.791	$10.748	0
	2012	$10.748	$10.949	0
	2013	$10.949	$12.545	0
	2014	$12.545	$12.580	0
	2015	$12.580	$12.426	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.854	0
	2013	$8.854	$12.075	0
	2014	$12.075	$12.741	0
	2015	$12.741	$13.020	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.803	$11.177	0
	2007	$11.177	$12.181	0
	2008	$12.181	$6.817	0
	2009	$6.817	$8.028	0
	2010	$8.028	$9.022	0
	2011	$9.022	$8.087	0
	2012	$8.087	$9.253	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.719	0
	2007	$10.719	$11.279	0
	2008	$11.279	$7.666	0
	2009	$7.666	$9.571	0
	2010	$9.571	$10.200	0
	2011	$10.200	$9.921	0
	2012	$9.921	$10.995	0
	2013	$10.995	$13.829	0
	2014	$13.829	$14.549	0
	2015	$14.549	$13.341	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.178	0
	2012	$11.178	$11.146	0
	2013	$11.146	$10.562	0
	2014	$10.562	$10.704	0
	2015	$10.704	$10.448	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.743	$13.286	0
	2007	$13.286	$13.286	0
	2008	$13.286	$8.785	0
	2009	$8.785	$10.636	0
	2010	$10.636	$11.641	0
	2011	$11.641	$11.099	0
	2012	$11.099	$12.380	0
	2013	$12.380	$16.155	0
	2014	$16.155	$17.330	0
	2015	$17.330	$16.345	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.383	$12.324	0
	2007	$12.324	$13.137	0
	2008	$13.137	$9.139	0
	2009	$9.139	$11.577	0
	2010	$11.577	$12.849	0
	2011	$12.849	$11.720	0
	2012	$11.720	$12.646	0
	2013	$12.646	$15.848	0
	2014	$15.848	$16.104	0
	2015	$16.104	$15.037	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.923	$12.204	0
	2007	$12.204	$13.998	0
	2008	$13.998	$7.259	0
	2009	$7.259	$11.074	0
	2010	$11.074	$13.749	0
	2011	$13.749	$12.157	0
	2012	$12.157	$13.238	0
	2013	$13.238	$17.640	0
	2014	$17.640	$18.532	0
	2015	$18.532	$18.266	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.939	$12.053	0
	2007	$12.053	$11.917	0
	2008	$11.917	$5.591	0
	2009	$5.591	$8.057	0
	2010	$8.057	$8.406	0
	2011	$8.406	$7.922	0
	2012	$7.922	$9.092	0
	2013	$9.092	$11.820	0
	2014	$11.820	$12.266	0
	2015	$12.266	$10.691	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.160	$10.220	0
	2007	$10.220	$10.667	0
	2008	$10.667	$10.563	0
	2009	$10.563	$10.393	0
	2010	$10.393	$10.634	0
	2011	$10.634	$10.660	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.694	0
	2009	$6.694	$11.694	0
	2010	$11.694	$14.262	0
	2011	$14.262	$9.414	0
	2012	$9.414	$10.393	0
	2013	$10.393	$11.586	0
	2014	$11.586	$9.934	0
	2015	$9.934	$8.838	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.007	$13.478	0
	2007	$13.478	$14.089	0
	2008	$14.089	$9.909	0
	2009	$9.909	$12.849	0
	2010	$12.849	$14.460	0
	2011	$14.460	$13.686	0
	2012	$13.686	$14.790	0
	2013	$14.790	$18.152	0
	2014	$18.152	$19.201	0
	2015	$19.201	$18.040	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.891	$12.949	0
	2007	$12.949	$11.858	0
	2008	$11.858	$7.412	0
	2009	$7.412	$6.999	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.046	$11.899	0
	2007	$11.899	$12.799	0
	2008	$12.799	$10.481	0
	2009	$10.481	$12.839	0
	2010	$12.839	$13.542	0
	2011	$13.542	$13.390	0
	2012	$13.390	$14.808	0
	2013	$14.808	$17.306	0
	2014	$17.306	$18.273	0
	2015	$18.273	$17.898	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.610	$13.372	0
	2007	$13.372	$15.423	0
	2008	$15.423	$14.462	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.490	$13.295	0
	2007	$13.295	$17.719	0
	2008	$17.719	$9.625	0
	2009	$9.625	$13.710	0
	2010	$13.710	$14.241	0
	2011	$14.241	$12.928	0
	2012	$12.928	$15.620	0
	2013	$15.620	$19.943	0
	2014	$19.943	$21.102	0
	2015	$21.102	$23.043	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.144	$13.124	0
	2007	$13.124	$13.585	0
	2008	$13.585	$8.449	0
	2009	$8.449	$10.101	0
	2010	$10.101	$10.804	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.341	$11.891	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.661	$12.247	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.236	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.388	0
	2014	$14.388	$14.392	0
	2015	$14.392	$13.418	0

MFS® High Income Series - Service Class
	2006	$10.497	$11.264	0
	2007	$11.264	$11.156	0
	2008	$11.156	$7.763	0
	2009	$7.763	$10.998	0
	2010	$10.998	$12.273	0
	2011	$12.273	$12.434	0
	2012	$12.434	$13.879	0
	2013	$13.879	$13.985	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.539	$11.033	0
	2007	$11.033	$11.947	0
	2008	$11.947	$7.344	0
	2009	$7.344	$9.965	0
	2010	$9.965	$10.903	0
	2011	$10.903	$10.676	0
	2012	$10.676	$12.151	0
	2013	$12.151	$15.416	0
	2014	$15.416	$16.709	0
	2015	$16.709	$16.820	0

MFS® Investors Trust Series - Service Class
	2006	$11.172	$12.282	0
	2007	$12.282	$13.182	0
	2008	$13.182	$8.582	0
	2009	$8.582	$10.596	0
	2010	$10.596	$11.461	0
	2011	$11.461	$10.910	0
	2012	$10.910	$12.646	0
	2013	$12.646	$16.252	0
	2014	$16.252	$17.552	0
	2015	$17.552	$17.114	0

MFS® New Discovery Series - Service Class
	2006	$10.086	$11.112	0
	2007	$11.112	$11.082	0
	2008	$11.082	$6.538	0
	2009	$6.538	$10.391	0
	2010	$10.391	$13.780	0
	2011	$13.780	$12.032	0
	2012	$12.032	$14.189	0
	2013	$14.189	$19.547	0
	2014	$19.547	$17.639	0
	2015	$17.639	$16.838	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.684	$11.634	2,445
	2007	$11.634	$11.794	2,342
	2008	$11.794	$8.937	2,314
	2009	$8.937	$10.263	1,124
	2010	$10.263	$10.976	1,123
	2011	$10.976	$10.878	1,123
	2012	$10.878	$11.771	1,074
	2013	$11.771	$13.634	1,025
	2014	$13.634	$14.395	779
	2015	$14.395	$13.961	739

MFS® Value Series - Service Class
	2006	$11.489	$13.507	0
	2007	$13.507	$14.175	0
	2008	$14.175	$9.299	0
	2009	$9.299	$11.108	0
	2010	$11.108	$12.052	0
	2011	$12.052	$11.702	0
	2012	$11.702	$13.228	0
	2013	$13.228	$17.497	0
	2014	$17.497	$18.810	0
	2015	$18.810	$18.178	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.635	$11.657	0
	2007	$11.657	$12.056	0
	2008	$12.056	$5.973	0
	2009	$5.973	$7.706	0
	2010	$7.706	$9.559	0
	2011	$9.559	$9.404	0
	2012	$9.404	$10.656	0
	2013	$10.656	$14.098	0
	2014	$14.098	$14.512	0
	2015	$14.512	$15.055	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.546	$14.365	0
	2007	$14.365	$14.863	0
	2008	$14.863	$8.651	0
	2009	$8.651	$11.760	0
	2010	$11.760	$13.274	0
	2011	$13.274	$11.845	0
	2012	$11.845	$13.975	0
	2013	$13.975	$17.312	0
	2014	$17.312	$17.235	0
	2015	$17.235	$17.430	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$11.997	$13.420	0
	2007	$13.420	$12.907	0
	2008	$12.907	$7.805	0
	2009	$7.805	$10.422	0
	2010	$10.422	$12.511	0
	2011	$12.511	$11.915	0
	2012	$11.915	$13.676	0
	2013	$13.676	$18.760	0
	2014	$18.760	$20.434	0
	2015	$20.434	$18.718	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.541	$10.509	0
	2007	$10.509	$10.623	0
	2008	$10.623	$10.116	0
	2009	$10.116	$11.410	0
	2010	$11.410	$12.077	0
	2011	$12.077	$12.579	0
	2012	$12.579	$13.601	0
	2013	$13.601	$13.334	0
	2014	$13.334	$14.459	0
	2015	$14.459	$14.146	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.883	$10.087	0
	2007	$10.087	$10.318	0
	2008	$10.318	$10.292	0
	2009	$10.292	$10.052	0
	2010	$10.052	$9.810	0
	2011	$9.810	$9.576	0
	2012	$9.576	$9.347	0
	2013	$9.347	$9.123	0
	2014	$9.123	$8.901	0
	2015	$8.901	$8.684	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.446	$10.263	0
	2007	$10.263	$11.079	0
	2008	$11.079	$10.047	0
	2009	$10.047	$11.603	0
	2010	$11.603	$12.237	0
	2011	$12.237	$13.332	0
	2012	$13.332	$14.143	0
	2013	$14.143	$12.525	0
	2014	$12.525	$12.596	0
	2015	$12.596	$11.955	0

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.172	$10.306	1,856
	2007	$10.306	$10.934	1,726
	2008	$10.934	$11.180	1,432
	2009	$11.180	$12.441	675
	2010	$12.441	$13.121	674
	2011	$13.121	$13.263	674
	2012	$13.263	$14.178	645
	2013	$14.178	$13.559	616
	2014	$13.559	$13.793	0
	2015	$13.793	$13.515	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.749	$11.618	0
	2007	$11.618	$10.829	0
	2008	$10.829	$7.270	0
	2009	$7.270	$6.989	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.352	$11.248	0
	2007	$11.248	$11.665	0
	2008	$11.665	$10.534	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.701	$11.413	0
	2007	$11.413	$12.523	0
	2008	$12.523	$7.005	0
	2009	$7.005	$9.690	0
	2010	$9.690	$10.965	0
	2011	$10.965	$10.842	0
	2012	$10.842	$12.470	0
	2013	$12.470	$17.134	0
	2014	$17.134	$18.192	621
	2015	$18.192	$19.662	589

T. Rowe Price Equity Income Portfolio - II
	2006	$11.121	$12.873	1,157
	2007	$12.873	$12.936	1,110
	2008	$12.936	$8.042	1,333
	2009	$8.042	$9.826	0
	2010	$9.826	$10.999	0
	2011	$10.999	$10.620	0
	2012	$10.620	$12.113	0
	2013	$12.113	$15.291	0
	2014	$15.291	$15.976	0
	2015	$15.976	$14.477	0

UIF Growth Portfolio, Class II
	2006	$11.579	$11.726	0
	2007	$11.726	$13.915	0
	2008	$13.915	$6.875	0
	2009	$6.875	$11.076	0
	2010	$11.076	$13.248	0
	2011	$13.248	$12.531	0
	2012	$12.531	$13.941	0
	2013	$13.941	$20.091	0
	2014	$20.091	$20.792	0
	2015	$20.792	$22.710	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.491	$19.462	0
	2007	$19.462	$15.704	0
	2008	$15.704	$9.488	0
	2009	$9.488	$11.893	0
	2010	$11.893	$15.028	0
	2011	$15.028	$15.491	0
	2012	$15.491	$17.471	0
	2013	$17.471	$17.341	0
	2014	$17.341	$21.895	0
	2015	$21.895	$21.769	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.431	$20.999	0
	2007	$20.999	$28.186	0
	2008	$28.186	$9.683	0
	2009	$9.683	$20.137	0
	2010	$20.137	$24.917	0
	2011	$24.917	$18.051	0
	2012	$18.051	$22.856	0
	2013	$22.856	$24.977	0
	2014	$24.977	$24.263	218
	2015	$24.263	$20.357	207

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.243	$22.156	0
	2007	$22.156	$31.412	0
	2008	$31.412	$16.508	0
	2009	$16.508	$25.368	0
	2010	$25.368	$31.982	0
	2011	$31.982	$26.067	0
	2012	$26.067	$26.288	0
	2013	$26.288	$28.345	0
	2014	$28.345	$22.367	0
	2015	$22.367	$14.521	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.596	$10.172	0
	2007	$10.172	$10.324	0
	2008	$10.324	$8.752	0
	2009	$8.752	$9.721	0
	2010	$9.721	$9.955	0
	2011	$9.955	$9.491	0
	2012	$9.491	$9.381	0
	2013	$9.381	$9.614	0
	2014	$9.614	$9.278	0
	2015	$9.278	$9.150	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.870	$11.701	0
	2007	$11.701	$11.376	0
	2008	$11.376	$7.669	0
	2009	$7.669	$11.585	0
	2010	$11.585	$12.963	0
	2011	$12.963	$12.807	0
	2012	$12.807	$14.750	0
	2013	$14.750	$15.260	0
	2014	$15.260	$14.662	0
	2015	$14.662	$13.433	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV (& with/without SPB and with/without ABR)

Mortality & Expense = 1.65

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.420	$13.348	31,784
	2007	$13.348	$17.466	33,336
	2008	$17.466	$9.393	32,517
	2009	$9.393	$13.906	22,452
	2010	$13.906	$15.525	29,196
	2011	$15.525	$15.158	23,513
	2012	$15.158	$17.556	20,206
	2013	$17.556	$23.250	18,088
	2014	$23.250	$25.915	7,818
	2015	$25.915	$26.967	5,942

Alger Large Cap Growth Portfolio - Class S
	2006	$11.048	$11.388	76,074
	2007	$11.388	$13.384	67,894
	2008	$13.384	$7.062	64,904
	2009	$7.062	$10.217	49,698
	2010	$10.217	$11.333	42,857
	2011	$11.333	$11.051	39,726
	2012	$11.051	$11.875	21,924
	2013	$11.875	$15.701	11,897
	2014	$15.701	$17.055	10,366
	2015	$17.055	$16.984	7,527

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.396	$12.304	103,847
	2007	$12.304	$15.868	104,822
	2008	$15.868	$6.474	113,138
	2009	$6.474	$9.625	106,835
	2010	$9.625	$11.242	92,270
	2011	$11.242	$10.097	70,244
	2012	$10.097	$11.476	56,056
	2013	$11.476	$15.267	39,334
	2014	$15.267	$16.138	30,604
	2015	$16.138	$15.555	24,899

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.482	22,346
	2008	$9.482	$5.909	20,287
	2009	$5.909	$7.510	18,145
	2010	$7.510	$8.603	17,536
	2011	$8.603	$7.929	11,586
	2012	$7.929	$8.957	10,903
	2013	$8.957	$11.631	10,671
	2014	$11.631	$12.490	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.722	6,445
	2008	$9.722	$6.149	6,335
	2009	$6.149	$7.521	7,613
	2010	$7.521	$8.089	6,102
	2011	$8.089	$8.342	3,539
	2012	$8.342	$9.548	2,722
	2013	$9.548	$12.418	1,991
	2014	$12.418	$13.629	12,116
	2015	$13.629	$13.006	7,138

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.379	$10.926	31,949
	2007	$10.926	$12.363	27,998
	2008	$12.363	$8.635	19,374
	2009	$8.635	$10.924	19,610
	2010	$10.924	$12.232	21,404
	2011	$12.232	$11.680	17,255
	2012	$11.680	$12.879	16,332
	2013	$12.879	$14.594	15,567
	2014	$14.594	$15.133	9,836
	2015	$15.133	$14.859	8,265

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$13.005	$14.239	272,708
	2007	$14.239	$16.409	270,797
	2008	$16.409	$9.239	244,175
	2009	$9.239	$12.297	197,992
	2010	$12.297	$14.127	193,856
	2011	$14.127	$13.494	163,474
	2012	$13.494	$15.397	136,469
	2013	$15.397	$19.810	91,752
	2014	$19.810	$21.732	55,356
	2015	$21.732	$21.440	35,719

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.203	$13.201	316,047
	2007	$13.201	$13.134	226,724
	2008	$13.134	$7.379	212,525
	2009	$7.379	$9.417	176,246
	2010	$9.417	$10.632	166,421
	2011	$10.632	$10.515	132,778
	2012	$10.515	$12.092	104,701
	2013	$12.092	$15.187	80,078
	2014	$15.187	$16.186	60,727
	2015	$16.186	$15.229	47,460

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.026	$10.306	417,108
	2007	$10.306	$10.627	421,658
	2008	$10.627	$10.730	361,507
	2009	$10.730	$10.592	330,590
	2010	$10.592	$10.414	345,093
	2011	$10.414	$10.234	271,025
	2012	$10.234	$10.055	248,158
	2013	$10.055	$9.880	223,808
	2014	$9.880	$9.708	163,995
	2015	$9.708	$9.539	123,407

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.130	$10.608	65,962
	2007	$10.608	$13.199	59,419
	2008	$13.199	$6.833	49,050
	2009	$6.833	$8.591	43,558
	2010	$8.591	$10.455	41,586
	2011	$10.455	$10.269	37,333
	2012	$10.269	$11.542	26,432
	2013	$11.542	$15.422	14,063
	2014	$15.422	$16.821	10,381
	2015	$16.821	$17.668	7,903

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.919	$12.385	339,575
	2007	$12.385	$12.797	317,228
	2008	$12.797	$7.901	314,943
	2009	$7.901	$9.804	289,768
	2010	$9.804	$11.052	266,880
	2011	$11.052	$11.052	229,370
	2012	$11.052	$12.556	204,634
	2013	$12.556	$16.273	163,917
	2014	$16.273	$18.112	108,656
	2015	$18.112	$17.988	84,934

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.189	$10.426	300,071
	2007	$10.426	$10.661	292,614
	2008	$10.661	$10.112	241,772
	2009	$10.112	$11.471	249,244
	2010	$11.471	$12.121	233,054
	2011	$12.121	$12.748	153,417
	2012	$12.748	$13.226	351,936
	2013	$13.226	$12.726	127,436
	2014	$12.726	$13.206	98,071
	2015	$13.206	$12.864	61,605

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.711	$14.709	214,068
	2007	$14.709	$16.914	204,604
	2008	$16.914	$9.312	203,194
	2009	$9.312	$11.548	184,028
	2010	$11.548	$12.802	167,026
	2011	$12.802	$10.397	170,700
	2012	$10.397	$12.297	144,551
	2013	$12.297	$15.726	107,359
	2014	$15.726	$14.169	89,816
	2015	$14.169	$14.380	53,125

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.714	28,713

Guggenheim VIF Long Short Equity Fund
	2006	$11.798	$12.912	27,027
	2007	$12.912	$15.570	23,585
	2008	$15.570	$9.066	19,063
	2009	$9.066	$11.338	17,744
	2010	$11.338	$12.389	16,761
	2011	$12.389	$11.373	16,594
	2012	$11.373	$11.669	11,384
	2013	$11.669	$13.466	10,162
	2014	$13.466	$13.601	6,353
	2015	$13.601	$13.531	2,048

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.437	6,175
	2013	$9.437	$12.962	4,767
	2014	$12.962	$13.775	3,431
	2015	$13.775	$14.177	3,160

Invesco V.I. Capital Appreciation - Series II
	2006	$10.951	$11.412	37,917
	2007	$11.412	$12.526	32,938
	2008	$12.526	$7.061	29,899
	2009	$7.061	$8.375	28,233
	2010	$8.375	$9.479	23,835
	2011	$9.479	$8.558	20,110
	2012	$8.558	$9.814	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.770	55,343
	2007	$10.770	$11.415	62,302
	2008	$11.415	$7.814	53,384
	2009	$7.814	$9.826	45,910
	2010	$9.826	$10.547	42,510
	2011	$10.547	$10.332	38,329
	2012	$10.332	$11.533	31,918
	2013	$11.533	$14.610	24,560
	2014	$14.610	$15.480	19,787
	2015	$15.480	$14.297	8,429

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.829	34,192
	2012	$11.829	$11.879	30,285
	2013	$11.879	$11.338	23,247
	2014	$11.338	$11.572	22,373
	2015	$11.572	$11.376	13,644

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.904	$13.564	323,677
	2007	$13.564	$13.662	305,230
	2008	$13.662	$9.099	269,341
	2009	$9.099	$11.095	222,943
	2010	$11.095	$12.230	209,080
	2011	$12.230	$11.745	190,188
	2012	$11.745	$13.195	165,996
	2013	$13.195	$17.341	116,844
	2014	$17.341	$18.736	86,664
	2015	$18.736	$17.798	65,487

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.539	$12.583	140,472
	2007	$12.583	$13.509	136,462
	2008	$13.509	$9.466	119,689
	2009	$9.466	$12.077	92,925
	2010	$12.077	$13.500	86,699
	2011	$13.500	$12.402	83,648
	2012	$12.402	$13.478	78,512
	2013	$13.478	$17.011	51,898
	2014	$17.011	$17.411	26,029
	2015	$17.411	$16.374	16,449

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.086	$12.460	37,059
	2007	$12.460	$14.395	30,642
	2008	$14.395	$7.519	26,289
	2009	$7.519	$11.552	21,261
	2010	$11.552	$14.446	21,016
	2011	$14.446	$12.865	23,963
	2012	$12.865	$14.109	22,185
	2013	$14.109	$18.936	15,116
	2014	$18.936	$20.035	10,134
	2015	$20.035	$19.890	7,781

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.090	$12.306	109,607
	2007	$12.306	$12.255	88,763
	2008	$12.255	$5.791	68,752
	2009	$5.791	$8.405	53,501
	2010	$8.405	$8.832	53,025
	2011	$8.832	$8.383	42,814
	2012	$8.383	$9.690	32,632
	2013	$9.690	$12.688	22,628
	2014	$12.688	$13.262	11,534
	2015	$13.262	$11.641	9,304

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.299	$10.434	62,454
	2007	$10.434	$10.970	59,621
	2008	$10.970	$10.941	40,231
	2009	$10.941	$10.842	44,663
	2010	$10.842	$11.172	43,750
	2011	$11.172	$11.226	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.934	41,584
	2009	$6.934	$12.199	47,953
	2010	$12.199	$14.985	51,585
	2011	$14.985	$9.962	47,273
	2012	$9.962	$11.077	34,411
	2013	$11.077	$12.437	18,513
	2014	$12.437	$10.741	12,717
	2015	$10.741	$9.624	10,702

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.171	$13.760	153,576
	2007	$13.760	$14.488	152,056
	2008	$14.488	$10.263	136,183
	2009	$10.263	$13.403	117,027
	2010	$13.403	$15.192	114,662
	2011	$15.192	$14.482	102,207
	2012	$14.482	$15.763	79,777
	2013	$15.763	$19.484	58,257
	2014	$19.484	$20.759	44,511
	2015	$20.759	$19.643	22,536

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.944	$13.104	44,335
	2007	$13.104	$12.087	53,029
	2008	$12.087	$7.610	45,713
	2009	$7.610	$7.203	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.198	$12.148	60,688
	2007	$12.148	$13.162	55,951
	2008	$13.162	$10.855	47,871
	2009	$10.855	$13.393	50,643
	2010	$13.393	$14.228	47,831
	2011	$14.228	$14.169	47,149
	2012	$14.169	$15.782	25,256
	2013	$15.782	$18.576	20,438
	2014	$18.576	$19.755	20,396
	2015	$19.755	$19.489	15,947

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.769	$13.652	41,000
	2007	$13.652	$15.861	45,572
	2008	$15.861	$14.907	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.661	$13.574	21,648
	2007	$13.574	$18.221	27,999
	2008	$18.221	$9.969	37,101
	2009	$9.969	$14.302	26,786
	2010	$14.302	$14.962	22,004
	2011	$14.962	$13.680	21,433
	2012	$13.680	$16.647	19,353
	2013	$16.647	$21.408	13,307
	2014	$21.408	$22.814	8,512
	2015	$22.814	$25.091	6,247

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.311	$13.399	40,322
	2007	$13.399	$13.970	34,771
	2008	$13.970	$8.751	28,477
	2009	$8.751	$10.537	25,376

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.482	$12.141	35,619

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.807	$12.504	9,010

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.679	30,252

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.445	26,625
	2014	$15.445	$15.559	25,068
	2015	$15.559	$14.611	23,137

MFS® High Income Series - Service Class
	2006	$10.641	$11.500	61,974
	2007	$11.500	$11.472	57,451
	2008	$11.472	$8.040	51,340
	2009	$8.040	$11.472	42,595
	2010	$11.472	$12.894	47,419
	2011	$12.894	$13.158	38,851
	2012	$13.158	$14.792	36,430
	2013	$14.792	$14.972	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.684	$11.264	175,764
	2007	$11.264	$12.286	149,376
	2008	$12.286	$7.607	145,460
	2009	$7.607	$10.396	118,836
	2010	$10.396	$11.455	109,172
	2011	$11.455	$11.297	94,117
	2012	$11.297	$12.950	82,369
	2013	$12.950	$16.548	63,056
	2014	$16.548	$18.065	41,179
	2015	$18.065	$18.216	0

MFS® Investors Trust Series - Service Class
	2006	$11.325	$12.540	26,757
	2007	$12.540	$13.555	22,482
	2008	$13.555	$8.889	19,437
	2009	$8.889	$11.053	16,994
	2010	$11.053	$12.041	18,853
	2011	$12.041	$11.545	12,704
	2012	$11.545	$13.478	8,839
	2013	$13.478	$17.446	5,369
	2014	$17.446	$18.976	4,933
	2015	$18.976	$18.635	4,440

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.225	$11.345	42,705
	2007	$11.345	$11.397	36,040
	2008	$11.397	$6.772	33,473
	2009	$6.772	$10.840	29,122
	2010	$10.840	$14.478	26,541
	2011	$14.478	$12.732	23,878
	2012	$12.732	$15.123	20,157
	2013	$15.123	$20.983	11,392
	2014	$20.983	$19.071	6,916
	2015	$19.071	$18.335	6,476

MFS® Total Return Series - Service Class
	2006	$10.830	$11.878	164,040
	2007	$11.878	$12.128	155,618
	2008	$12.128	$9.256	134,563
	2009	$9.256	$10.706	125,107
	2010	$10.706	$11.532	120,723
	2011	$11.532	$11.510	73,746
	2012	$11.510	$12.545	55,434
	2013	$12.545	$14.635	35,650
	2014	$14.635	$15.563	27,219
	2015	$15.563	$15.202	21,991

MFS® Value Series - Service Class
	2006	$11.647	$13.790	40,666
	2007	$13.790	$14.576	34,721
	2008	$14.576	$9.632	34,512
	2009	$9.632	$11.588	25,428
	2010	$11.588	$12.662	23,947
	2011	$12.662	$12.383	16,913
	2012	$12.383	$14.098	10,831
	2013	$14.098	$18.782	6,149
	2014	$18.782	$20.336	5,638
	2015	$20.336	$19.794	5,502

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.691	$11.797	42,523
	2007	$11.797	$12.289	29,125
	2008	$12.289	$6.132	32,223
	2009	$6.132	$7.968	30,458
	2010	$7.968	$9.955	32,693
	2011	$9.955	$9.863	29,826
	2012	$9.863	$11.257	26,266
	2013	$11.257	$15.000	21,145
	2014	$15.000	$15.551	10,244
	2015	$15.551	$16.249	9,460

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.718	$14.666	198,179
	2007	$14.666	$15.284	187,490
	2008	$15.284	$8.960	164,589
	2009	$8.960	$12.268	131,705
	2010	$12.268	$13.946	127,950
	2011	$13.946	$12.534	114,768
	2012	$12.534	$14.894	56,169
	2013	$14.894	$18.583	40,726
	2014	$18.583	$18.633	22,695
	2015	$18.633	$18.979	16,400

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.162	$13.701	338,479
	2007	$13.701	$13.273	322,519
	2008	$13.273	$8.084	299,590
	2009	$8.084	$10.872	248,792
	2010	$10.872	$13.145	221,830
	2011	$13.145	$12.608	235,673
	2012	$12.608	$14.575	119,448
	2013	$14.575	$20.138	79,995
	2014	$20.138	$22.092	59,119
	2015	$22.092	$20.382	43,446

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.686	$10.730	155,499
	2007	$10.730	$10.924	159,959
	2008	$10.924	$10.477	115,862
	2009	$10.477	$11.903	108,436
	2010	$11.903	$12.688	111,801
	2011	$12.688	$13.310	106,187
	2012	$13.310	$14.495	88,426
	2013	$14.495	$14.313	69,217
	2014	$14.313	$15.632	43,059
	2015	$15.632	$15.403	32,066

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.019	$10.298	131,240
	2007	$10.298	$10.611	161,059
	2008	$10.611	$10.660	184,450
	2009	$10.660	$10.485	191,412
	2010	$10.485	$10.307	174,771
	2011	$10.307	$10.133	159,907
	2012	$10.133	$9.961	144,890
	2013	$9.961	$9.793	373,732
	2014	$9.793	$9.623	74,033
	2015	$9.623	$9.456	60,467

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.589	$10.478	257,300
	2007	$10.478	$11.393	245,036
	2008	$11.393	$10.406	221,441
	2009	$10.406	$12.104	187,838
	2010	$12.104	$12.857	171,279
	2011	$12.857	$14.107	141,145
	2012	$14.107	$15.073	121,203
	2013	$15.073	$13.444	109,484
	2014	$13.444	$13.617	83,941
	2015	$13.617	$13.017	71,137

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.312	$10.522	405,299
	2007	$10.522	$11.244	411,173
	2008	$11.244	$11.579	431,766
	2009	$11.579	$12.977	475,997
	2010	$12.977	$13.785	402,031
	2011	$13.785	$14.034	349,028
	2012	$14.034	$15.110	283,603
	2013	$15.110	$14.554	177,175
	2014	$14.554	$14.911	133,606
	2015	$14.911	$14.716	102,384

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.877	$11.842	75,860
	2007	$11.842	$11.117	71,719
	2008	$11.117	$7.517	60,579
	2009	$7.517	$7.243	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.494	$11.484	53,301
	2007	$11.484	$11.995	34,812
	2008	$11.995	$10.837	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.848	$11.653	316,915
	2007	$11.653	$12.878	285,742
	2008	$12.878	$7.256	297,848
	2009	$7.256	$10.108	226,097
	2010	$10.108	$11.520	203,662
	2011	$11.520	$11.473	175,198
	2012	$11.473	$13.290	158,013
	2013	$13.290	$18.392	114,730
	2014	$18.392	$19.668	80,667
	2015	$19.668	$21.410	51,445

T. Rowe Price Equity Income Portfolio - II
	2006	$11.274	$13.143	504,857
	2007	$13.143	$13.303	480,333
	2008	$13.303	$8.330	469,594
	2009	$8.330	$10.250	406,692
	2010	$10.250	$11.556	373,229
	2011	$11.556	$11.238	363,917
	2012	$11.238	$12.910	259,516
	2013	$12.910	$16.414	193,399
	2014	$16.414	$17.272	126,407
	2015	$17.272	$15.764	92,645

UIF Growth Portfolio, Class II
	2006	$11.737	$11.972	35,952
	2007	$11.972	$14.310	33,619
	2008	$14.310	$7.121	27,920
	2009	$7.121	$11.554	21,092
	2010	$11.554	$13.919	18,965
	2011	$13.919	$13.260	14,589
	2012	$13.260	$14.859	9,314
	2013	$14.859	$21.566	8,944
	2014	$21.566	$22.478	4,790
	2015	$22.478	$24.728	1,931

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.690	$19.870	210,125
	2007	$19.870	$16.149	182,508
	2008	$16.149	$9.828	165,032
	2009	$9.828	$12.407	139,134
	2010	$12.407	$15.789	121,311
	2011	$15.789	$16.392	112,671
	2012	$16.392	$18.620	89,357
	2013	$18.620	$18.615	70,954
	2014	$18.615	$23.671	36,963
	2015	$23.671	$23.704	25,606

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.642	$21.439	44,632
	2007	$21.439	$28.985	42,761
	2008	$28.985	$10.029	38,919
	2009	$10.029	$21.006	28,022
	2010	$21.006	$26.179	23,635
	2011	$26.179	$19.101	22,136
	2012	$19.101	$24.360	14,009
	2013	$24.360	$26.811	11,250
	2014	$26.811	$26.232	6,430
	2015	$26.232	$22.166	4,452

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.493	$22.621	54,638
	2007	$22.621	$32.302	46,685
	2008	$32.302	$17.097	35,193
	2009	$17.097	$26.463	31,574
	2010	$26.463	$33.602	20,755
	2011	$33.602	$27.583	18,145
	2012	$27.583	$28.017	14,700
	2013	$28.017	$30.426	9,498
	2014	$30.426	$24.183	6,305
	2015	$24.183	$15.812	2,833

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.728	$10.386	28,329
	2007	$10.386	$10.617	28,653
	2008	$10.617	$9.065	22,322
	2009	$9.065	$10.141	13,392
	2010	$10.141	$10.459	13,355
	2011	$10.459	$10.043	10,374
	2012	$10.043	$9.998	10,502
	2013	$9.998	$10.319	9,081
	2014	$10.319	$10.031	7,719
	2015	$10.031	$9.922	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.019	$11.947	225,066
	2007	$11.947	$11.698	220,933
	2008	$11.698	$7.944	197,482
	2009	$7.944	$12.085	154,618
	2010	$12.085	$13.619	138,393
	2011	$13.619	$13.551	108,833
	2012	$13.551	$15.720	92,192
	2013	$15.720	$16.381	75,251
	2014	$16.381	$15.851	55,204
	2015	$15.851	$14.627	40,614

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.409	$13.328	4,489
	2007	$13.328	$17.432	4,230
	2008	$17.432	$9.369	12,250
	2009	$9.369	$13.864	8,797
	2010	$13.864	$15.470	4,945
	2011	$15.470	$15.097	2,846
	2012	$15.097	$17.477	2,301
	2013	$17.477	$23.133	1,926
	2014	$23.133	$25.772	1,300
	2015	$25.772	$26.804	1,422

Alger Large Cap Growth Portfolio - Class S
	2006	$11.038	$11.371	10,863
	2007	$11.371	$13.357	7,743
	2008	$13.357	$7.044	20,165
	2009	$7.044	$10.186	15,504
	2010	$10.186	$11.294	14,306
	2011	$11.294	$11.006	13,568
	2012	$11.006	$11.821	12,190
	2013	$11.821	$15.622	10,963
	2014	$15.622	$16.961	10,450
	2015	$16.961	$16.881	10,560

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.385	$12.286	5,659
	2007	$12.286	$15.837	6,687
	2008	$15.837	$6.458	30,915
	2009	$6.458	$9.596	15,709
	2010	$9.596	$11.203	14,156
	2011	$11.203	$10.056	12,397
	2012	$10.056	$11.424	6,470
	2013	$11.424	$15.191	4,773
	2014	$15.191	$16.048	3,896
	2015	$16.048	$15.461	3,847

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.479	2,667
	2008	$9.479	$5.904	8,461
	2009	$5.904	$7.499	6,476
	2010	$7.499	$8.587	6,522
	2011	$8.587	$7.910	7,429
	2012	$7.910	$8.931	7,479
	2013	$8.931	$11.592	2,349
	2014	$11.592	$12.442	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.718	3,433
	2008	$9.718	$6.144	8,585
	2009	$6.144	$7.511	4,311
	2010	$7.511	$8.074	3,403
	2011	$8.074	$8.322	4,149
	2012	$8.322	$9.520	3,911
	2013	$9.520	$12.375	2,511
	2014	$12.375	$13.576	2,540
	2015	$13.576	$12.949	1,521

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.369	$10.910	19,985
	2007	$10.910	$12.338	19,145
	2008	$12.338	$8.614	15,530
	2009	$8.614	$10.891	13,118
	2010	$10.891	$12.189	8,427
	2011	$12.189	$11.633	8,191
	2012	$11.633	$12.821	10,063
	2013	$12.821	$14.521	7,851
	2014	$14.521	$15.049	6,124
	2015	$15.049	$14.770	5,606

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.993	$14.218	32,667
	2007	$14.218	$16.377	31,623
	2008	$16.377	$9.216	102,855
	2009	$9.216	$12.260	81,493
	2010	$12.260	$14.077	53,895
	2011	$14.077	$13.440	45,208
	2012	$13.440	$15.327	37,230
	2013	$15.327	$19.710	24,831
	2014	$19.710	$21.611	23,735
	2015	$21.611	$21.311	20,812

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.192	$13.182	19,478
	2007	$13.182	$13.108	22,038
	2008	$13.108	$7.361	102,049
	2009	$7.361	$9.388	75,431
	2010	$9.388	$10.595	78,583
	2011	$10.595	$10.473	57,292
	2012	$10.473	$12.038	60,518
	2013	$12.038	$15.111	52,689
	2014	$15.111	$16.097	45,304
	2015	$16.097	$15.137	45,292

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.016	$10.291	33,135
	2007	$10.291	$10.606	37,377
	2008	$10.606	$10.703	280,115
	2009	$10.703	$10.560	204,879
	2010	$10.560	$10.378	115,332
	2011	$10.378	$10.193	105,038
	2012	$10.193	$10.010	93,580
	2013	$10.010	$9.830	99,838
	2014	$9.830	$9.654	58,641
	2015	$9.654	$9.482	39,320

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.120	$10.592	11,849
	2007	$10.592	$13.173	10,334
	2008	$13.173	$6.816	71,379
	2009	$6.816	$8.565	57,607
	2010	$8.565	$10.418	58,821
	2011	$10.418	$10.228	39,731
	2012	$10.228	$11.490	48,616
	2013	$11.490	$15.345	38,482
	2014	$15.345	$16.728	42,969
	2015	$16.728	$17.561	34,065

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.908	$12.366	43,696
	2007	$12.366	$12.772	39,034
	2008	$12.772	$7.881	225,131
	2009	$7.881	$9.775	188,699
	2010	$9.775	$11.013	186,215
	2011	$11.013	$11.008	112,062
	2012	$11.008	$12.499	96,761
	2013	$12.499	$16.191	101,931
	2014	$16.191	$18.012	85,546
	2015	$18.012	$17.879	77,986

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.180	$10.410	31,813
	2007	$10.410	$10.639	41,214
	2008	$10.639	$10.086	138,607
	2009	$10.086	$11.437	109,299
	2010	$11.437	$12.079	73,245
	2011	$12.079	$12.697	52,851
	2012	$12.697	$13.166	43,691
	2013	$13.166	$12.662	32,645
	2014	$12.662	$13.132	22,768
	2015	$13.132	$12.786	14,698

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.698	$14.687	16,491
	2007	$14.687	$16.880	22,191
	2008	$16.880	$9.289	71,734
	2009	$9.289	$11.514	59,741
	2010	$11.514	$12.757	48,418
	2011	$12.757	$10.355	44,346
	2012	$10.355	$12.241	53,374
	2013	$12.241	$15.647	46,559
	2014	$15.647	$14.090	44,726
	2015	$14.090	$14.293	30,202

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.711	1,711

Guggenheim VIF Long Short Equity Fund
	2006	$11.787	$12.893	5,562
	2007	$12.893	$15.539	5,477
	2008	$15.539	$9.043	13,735
	2009	$9.043	$11.304	13,289
	2010	$11.304	$12.345	12,260
	2011	$12.345	$11.328	12,101
	2012	$11.328	$11.616	11,965
	2013	$11.616	$13.399	1,459
	2014	$13.399	$13.525	864
	2015	$13.525	$13.449	326

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.394	5,393
	2013	$9.394	$12.897	3,297
	2014	$12.897	$13.699	3,048
	2015	$13.699	$14.091	2,831

Invesco V.I. Capital Appreciation - Series II
	2006	$10.940	$11.395	4,420
	2007	$11.395	$12.501	4,540
	2008	$12.501	$7.043	14,356
	2009	$7.043	$8.349	12,418
	2010	$8.349	$9.446	6,468
	2011	$9.446	$8.523	6,151
	2012	$8.523	$9.773	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.767	3,608
	2007	$10.767	$11.405	10,323
	2008	$11.405	$7.804	23,452
	2009	$7.804	$9.807	16,715
	2010	$9.807	$10.522	14,055
	2011	$10.522	$10.302	12,208
	2012	$10.302	$11.494	11,510
	2013	$11.494	$14.553	8,377
	2014	$14.553	$15.412	8,069
	2015	$15.412	$14.226	8,177

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.781	12,345
	2012	$11.781	$11.825	7,815
	2013	$11.825	$11.281	9,571
	2014	$11.281	$11.508	7,672
	2015	$11.508	$11.307	6,961

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.892	$13.544	12,839
	2007	$13.544	$13.635	13,243
	2008	$13.635	$9.076	41,700
	2009	$9.076	$11.062	31,070
	2010	$11.062	$12.187	27,922
	2011	$12.187	$11.698	24,168
	2012	$11.698	$13.135	22,503
	2013	$13.135	$17.254	19,862
	2014	$17.254	$18.632	12,486
	2015	$18.632	$17.690	15,920

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.528	$12.564	10,458
	2007	$12.564	$13.482	12,917
	2008	$13.482	$9.442	35,385
	2009	$9.442	$12.040	23,028
	2010	$12.040	$13.453	21,748
	2011	$13.453	$12.352	22,611
	2012	$12.352	$13.417	17,790
	2013	$13.417	$16.926	16,032
	2014	$16.926	$17.314	14,497
	2015	$17.314	$16.275	13,712

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.075	$12.441	3,261
	2007	$12.441	$14.367	2,843
	2008	$14.367	$7.500	5,141
	2009	$7.500	$11.517	10,158
	2010	$11.517	$14.395	7,082
	2011	$14.395	$12.813	6,034
	2012	$12.813	$14.045	6,076
	2013	$14.045	$18.840	4,784
	2014	$18.840	$19.924	3,162
	2015	$19.924	$19.769	1,652

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.079	$12.288	8,519
	2007	$12.288	$12.230	6,313
	2008	$12.230	$5.776	28,022
	2009	$5.776	$8.380	17,395
	2010	$8.380	$8.801	15,645
	2011	$8.801	$8.349	12,474
	2012	$8.349	$9.646	7,102
	2013	$9.646	$12.624	6,070
	2014	$12.624	$13.188	4,517
	2015	$13.188	$11.571	3,652

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.289	$10.419	5,556
	2007	$10.419	$10.948	3,932
	2008	$10.948	$10.914	24,600
	2009	$10.914	$10.809	15,906
	2010	$10.809	$11.133	41,188
	2011	$11.133	$11.184	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.916	7,352
	2009	$6.916	$12.163	7,507
	2010	$12.163	$14.932	5,973
	2011	$14.932	$9.922	5,705
	2012	$9.922	$11.027	6,067
	2013	$11.027	$12.375	3,622
	2014	$12.375	$10.681	1,555
	2015	$10.681	$9.565	1,088

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.159	$13.740	10,246
	2007	$13.740	$14.459	9,792
	2008	$14.459	$10.238	42,657
	2009	$10.238	$13.363	30,080
	2010	$13.363	$15.139	24,624
	2011	$15.139	$14.424	21,913
	2012	$14.424	$15.692	16,678
	2013	$15.692	$19.386	14,698
	2014	$19.386	$20.644	8,246
	2015	$20.644	$19.524	6,864

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.940	$13.093	2,462
	2007	$13.093	$12.071	2,385
	2008	$12.071	$7.596	19,904
	2009	$7.596	$7.188	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.187	$12.130	1,999
	2007	$12.130	$13.136	2,365
	2008	$13.136	$10.828	22,471
	2009	$10.828	$13.353	19,202
	2010	$13.353	$14.178	20,105
	2011	$14.178	$14.112	18,228
	2012	$14.112	$15.711	10,712
	2013	$15.711	$18.483	8,198
	2014	$18.483	$19.646	6,363
	2015	$19.646	$19.371	4,798

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.758	$13.632	2,516
	2007	$13.632	$15.829	2,184
	2008	$15.829	$14.875	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.649	$13.554	2,354
	2007	$13.554	$18.185	2,032
	2008	$18.185	$9.944	14,716
	2009	$9.944	$14.259	12,938
	2010	$14.259	$14.910	10,052
	2011	$14.910	$13.625	8,840
	2012	$13.625	$16.572	7,253
	2013	$16.572	$21.300	5,800
	2014	$21.300	$22.688	3,321
	2015	$22.688	$24.939	2,507

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.299	$13.379	901
	2007	$13.379	$13.943	678
	2008	$13.943	$8.729	10,922
	2009	$8.729	$10.506	5,256

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.472	$12.123	819

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.797	$12.485	3,182

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.572	5,959

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.367	4,159
	2014	$15.367	$15.473	4,685
	2015	$15.473	$14.522	3,448

MFS® High Income Series - Service Class
	2006	$10.631	$11.483	6,286
	2007	$11.483	$11.449	6,287
	2008	$11.449	$8.020	27,280
	2009	$8.020	$11.438	18,164
	2010	$11.438	$12.849	12,581
	2011	$12.849	$13.105	10,973
	2012	$13.105	$14.725	5,772
	2013	$14.725	$14.899	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.673	$11.248	7,739
	2007	$11.248	$12.262	5,956
	2008	$12.262	$7.588	22,364
	2009	$7.588	$10.365	18,949
	2010	$10.365	$11.415	15,205
	2011	$11.415	$11.251	12,320
	2012	$11.251	$12.892	10,941
	2013	$12.892	$16.464	10,784
	2014	$16.464	$17.965	6,946
	2015	$17.965	$18.113	0

MFS® Investors Trust Series - Service Class
	2006	$11.314	$12.521	1,693
	2007	$12.521	$13.528	1,545
	2008	$13.528	$8.867	5,345
	2009	$8.867	$11.020	3,217
	2010	$11.020	$11.999	1,719
	2011	$11.999	$11.498	3,714
	2012	$11.498	$13.417	3,388
	2013	$13.417	$17.358	3,108
	2014	$17.358	$18.871	2,607
	2015	$18.871	$18.523	2,415

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.215	$11.329	2,187
	2007	$11.329	$11.374	1,740
	2008	$11.374	$6.755	10,509
	2009	$6.755	$10.807	13,125
	2010	$10.807	$14.427	9,230
	2011	$14.427	$12.681	8,946
	2012	$12.681	$15.055	7,889
	2013	$15.055	$20.877	4,629
	2014	$20.877	$18.965	3,804
	2015	$18.965	$18.224	5,636

MFS® Total Return Series - Service Class
	2006	$10.820	$11.861	18,099
	2007	$11.861	$12.104	17,793
	2008	$12.104	$9.233	26,900
	2009	$9.233	$10.674	20,112
	2010	$10.674	$11.492	13,332
	2011	$11.492	$11.464	13,081
	2012	$11.464	$12.488	11,293
	2013	$12.488	$14.561	9,152
	2014	$14.561	$15.477	7,803
	2015	$15.477	$15.110	4,680

MFS® Value Series - Service Class
	2006	$11.635	$13.770	2,124
	2007	$13.770	$14.547	1,043
	2008	$14.547	$9.608	4,507
	2009	$9.608	$11.553	3,502
	2010	$11.553	$12.618	2,399
	2011	$12.618	$12.333	2,554
	2012	$12.333	$14.034	2,402
	2013	$14.034	$18.688	2,381
	2014	$18.688	$20.223	1,921
	2015	$20.223	$19.674	923

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.687	$11.787	7,348
	2007	$11.787	$12.272	3,680
	2008	$12.272	$6.120	7,593
	2009	$6.120	$7.949	8,703
	2010	$7.949	$9.927	6,348
	2011	$9.927	$9.830	7,146
	2012	$9.830	$11.213	5,665
	2013	$11.213	$14.934	3,682
	2014	$14.934	$15.475	4,374
	2015	$15.475	$16.161	2,520

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.706	$14.644	10,134
	2007	$14.644	$15.254	10,053
	2008	$15.254	$8.938	64,672
	2009	$8.938	$12.231	44,368
	2010	$12.231	$13.897	41,921
	2011	$13.897	$12.483	32,097
	2012	$12.483	$14.826	36,198
	2013	$14.826	$18.489	32,092
	2014	$18.489	$18.530	30,546
	2015	$18.530	$18.865	26,022

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.150	$13.681	11,584
	2007	$13.681	$13.246	11,079
	2008	$13.246	$8.064	43,930
	2009	$8.064	$10.840	31,176
	2010	$10.840	$13.099	26,227
	2011	$13.099	$12.557	21,911
	2012	$12.557	$14.509	23,005
	2013	$14.509	$20.037	19,793
	2014	$20.037	$21.969	18,283
	2015	$21.969	$20.259	15,722

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.676	$10.714	8,948
	2007	$10.714	$10.902	9,221
	2008	$10.902	$10.451	27,562
	2009	$10.451	$11.867	25,316
	2010	$11.867	$12.644	20,331
	2011	$12.644	$13.257	16,521
	2012	$13.257	$14.430	14,395
	2013	$14.430	$14.241	12,784
	2014	$14.241	$15.546	5,997
	2015	$15.546	$15.310	4,556

PIMCO Money Market Portfolio - Administrative Shares
	2006	$10.009	$10.283	27,607
	2007	$10.283	$10.590	23,599
	2008	$10.590	$10.634	91,586
	2009	$10.634	$10.454	70,508
	2010	$10.454	$10.271	58,599
	2011	$10.271	$10.092	65,420
	2012	$10.092	$9.916	35,580
	2013	$9.916	$9.744	41,518
	2014	$9.744	$9.569	31,288
	2015	$9.569	$9.399	31,282

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.579	$10.462	16,994
	2007	$10.462	$11.371	13,852
	2008	$11.371	$10.380	41,393
	2009	$10.380	$12.068	32,397
	2010	$12.068	$12.812	32,722
	2011	$12.812	$14.051	20,871
	2012	$14.051	$15.005	16,504
	2013	$15.005	$13.377	14,113
	2014	$13.377	$13.542	9,334
	2015	$13.542	$12.938	6,186

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.302	$10.507	28,759
	2007	$10.507	$11.221	31,185
	2008	$11.221	$11.550	109,474
	2009	$11.550	$12.939	93,450
	2010	$12.939	$13.737	84,488
	2011	$13.737	$13.977	122,070
	2012	$13.977	$15.042	111,189
	2013	$15.042	$14.481	49,016
	2014	$14.481	$14.829	28,408
	2015	$14.829	$14.627	25,235

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.868	$11.826	560
	2007	$11.826	$11.096	543
	2008	$11.096	$7.499	9,792
	2009	$7.499	$7.225	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.484	$11.467	6,181
	2007	$11.467	$11.971	4,565
	2008	$11.971	$10.815	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.837	$11.636	16,451
	2007	$11.636	$12.852	17,983
	2008	$12.852	$7.238	68,814
	2009	$7.238	$10.078	50,583
	2010	$10.078	$11.480	35,122
	2011	$11.480	$11.427	29,928
	2012	$11.427	$13.230	30,044
	2013	$13.230	$18.300	22,612
	2014	$18.300	$19.559	16,859
	2015	$19.559	$21.281	12,660

T. Rowe Price Equity Income Portfolio - II
	2006	$11.263	$13.123	28,044
	2007	$13.123	$13.276	26,132
	2008	$13.276	$8.309	93,184
	2009	$8.309	$10.220	63,978
	2010	$10.220	$11.515	56,769
	2011	$11.515	$11.193	48,248
	2012	$11.193	$12.851	37,818
	2013	$12.851	$16.331	24,332
	2014	$16.331	$17.176	14,093
	2015	$17.176	$15.669	10,593

UIF Growth Portfolio, Class II
	2006	$11.726	$11.954	1,579
	2007	$11.954	$14.281	1,524
	2008	$14.281	$7.103	3,770
	2009	$7.103	$11.520	5,504
	2010	$11.520	$13.870	4,539
	2011	$13.870	$13.207	4,772
	2012	$13.207	$14.791	4,328
	2013	$14.791	$21.457	3,807
	2014	$21.457	$22.354	3,003
	2015	$22.354	$24.579	1,744

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.675	$19.841	23,273
	2007	$19.841	$16.117	21,566
	2008	$16.117	$9.803	52,161
	2009	$9.803	$12.369	39,348
	2010	$12.369	$15.734	29,572
	2011	$15.734	$16.326	27,469
	2012	$16.326	$18.536	24,708
	2013	$18.536	$18.521	21,474
	2014	$18.521	$23.540	15,395
	2015	$23.540	$23.561	11,583

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.627	$21.408	5,890
	2007	$21.408	$28.927	5,845
	2008	$28.927	$10.004	15,749
	2009	$10.004	$20.943	10,954
	2010	$20.943	$26.087	7,376
	2011	$26.087	$19.024	5,823
	2012	$19.024	$24.250	5,143
	2013	$24.250	$26.676	4,678
	2014	$26.676	$26.087	2,040
	2015	$26.087	$22.032	1,431

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.475	$22.587	59,022
	2007	$22.587	$32.238	57,153
	2008	$32.238	$17.055	36,260
	2009	$17.055	$26.383	36,520
	2010	$26.383	$33.484	30,164
	2011	$33.484	$27.472	22,360
	2012	$27.472	$27.890	21,376
	2013	$27.890	$30.273	19,427
	2014	$30.273	$24.049	17,441
	2015	$24.049	$15.716	12,344

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.719	$10.370	8,505
	2007	$10.370	$10.595	8,642
	2008	$10.595	$9.042	3,607
	2009	$9.042	$10.110	2,562
	2010	$10.110	$10.422	2,634
	2011	$10.422	$10.003	2,497
	2012	$10.003	$9.953	2,675
	2013	$9.953	$10.268	1,125
	2014	$10.268	$9.975	571
	2015	$9.975	$9.865	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$11.008	$11.929	15,302
	2007	$11.929	$11.675	15,056
	2008	$11.675	$7.924	53,932
	2009	$7.924	$12.049	33,607
	2010	$12.049	$13.571	22,444
	2011	$13.571	$13.497	19,914
	2012	$13.497	$15.649	13,535
	2013	$15.649	$16.298	11,196
	2014	$16.298	$15.763	8,819
	2015	$15.763	$14.539	8,273

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EPB (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.398	$13.309	4,630
	2007	$13.309	$17.397	4,596
	2008	$17.397	$9.346	17,482
	2009	$9.346	$13.823	4,975
	2010	$13.823	$15.416	4,040
	2011	$15.416	$15.036	3,580
	2012	$15.036	$17.398	8,253
	2013	$17.398	$23.017	4,978
	2014	$23.017	$25.629	6,205
	2015	$25.629	$26.642	8,564

Alger Large Cap Growth Portfolio - Class S
	2006	$11.027	$11.354	30,732
	2007	$11.354	$13.331	28,605
	2008	$13.331	$7.027	37,120
	2009	$7.027	$10.155	30,614
	2010	$10.155	$11.254	27,194
	2011	$11.254	$10.962	23,788
	2012	$10.962	$11.768	24,530
	2013	$11.768	$15.543	21,908
	2014	$15.543	$16.867	7,838
	2015	$16.867	$16.779	4,324

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.374	$12.268	40,957
	2007	$12.268	$15.805	37,228
	2008	$15.805	$6.442	44,023
	2009	$6.442	$9.567	43,771
	2010	$9.567	$11.163	43,072
	2011	$11.163	$10.016	37,577
	2012	$10.016	$11.373	36,740
	2013	$11.373	$15.114	33,832
	2014	$15.114	$15.959	25,974
	2015	$15.959	$15.368	23,505

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.476	12,790
	2008	$9.476	$5.899	12,263
	2009	$5.899	$7.489	12,250
	2010	$7.489	$8.571	9,859
	2011	$8.571	$7.892	9,805
	2012	$7.892	$8.905	9,714
	2013	$8.905	$11.552	4,865
	2014	$11.552	$12.394	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.715	11,271
	2008	$9.715	$6.138	13,770
	2009	$6.138	$7.501	10,944
	2010	$7.501	$8.059	8,251
	2011	$8.059	$8.302	5,047
	2012	$8.302	$9.493	3,871
	2013	$9.493	$12.333	2,560
	2014	$12.333	$13.523	6,818
	2015	$13.523	$12.892	3,050

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.359	$10.894	15,749
	2007	$10.894	$12.314	15,438
	2008	$12.314	$8.592	26,229
	2009	$8.592	$10.859	22,691
	2010	$10.859	$12.146	10,745
	2011	$12.146	$11.586	8,108
	2012	$11.586	$12.763	8,191
	2013	$12.763	$14.448	4,834
	2014	$14.448	$14.966	3,301
	2015	$14.966	$14.680	1,190

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.980	$14.197	124,819
	2007	$14.197	$16.344	108,315
	2008	$16.344	$9.193	114,174
	2009	$9.193	$12.223	113,696
	2010	$12.223	$14.028	99,234
	2011	$14.028	$13.386	81,510
	2012	$13.386	$15.258	60,208
	2013	$15.258	$19.611	48,032
	2014	$19.611	$21.492	31,061
	2015	$21.492	$21.182	23,363

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.181	$13.162	82,176
	2007	$13.162	$13.082	76,374
	2008	$13.082	$7.342	97,712
	2009	$7.342	$9.360	89,996
	2010	$9.360	$10.558	82,161
	2011	$10.558	$10.431	73,532
	2012	$10.431	$11.983	65,430
	2013	$11.983	$15.034	51,983
	2014	$15.034	$16.008	34,923
	2015	$16.008	$15.046	27,745

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$10.006	$10.276	271,678
	2007	$10.276	$10.585	386,571
	2008	$10.585	$10.676	380,269
	2009	$10.676	$10.529	375,156
	2010	$10.529	$10.341	227,319
	2011	$10.341	$10.152	175,503
	2012	$10.152	$9.964	152,402
	2013	$9.964	$9.781	96,860
	2014	$9.781	$9.601	73,405
	2015	$9.601	$9.424	63,074

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.111	$10.576	23,353
	2007	$10.576	$13.147	19,758
	2008	$13.147	$6.799	36,191
	2009	$6.799	$8.539	38,566
	2010	$8.539	$10.381	33,534
	2011	$10.381	$10.186	28,785
	2012	$10.186	$11.437	19,969
	2013	$11.437	$15.267	21,459
	2014	$15.267	$16.635	16,862
	2015	$16.635	$17.455	8,713

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.898	$12.348	116,568
	2007	$12.348	$12.746	105,586
	2008	$12.746	$7.861	132,729
	2009	$7.861	$9.745	125,207
	2010	$9.745	$10.974	108,402
	2011	$10.974	$10.964	105,183
	2012	$10.964	$12.442	78,586
	2013	$12.442	$16.109	56,844
	2014	$16.109	$17.912	45,913
	2015	$17.912	$17.771	35,540

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.170	$10.395	108,631
	2007	$10.395	$10.618	98,044
	2008	$10.618	$10.061	88,732
	2009	$10.061	$11.403	75,570
	2010	$11.403	$12.036	84,463
	2011	$12.036	$12.646	95,471
	2012	$12.646	$13.107	68,230
	2013	$13.107	$12.598	52,859
	2014	$12.598	$13.060	43,779
	2015	$13.060	$12.709	34,848

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.686	$14.665	72,070
	2007	$14.665	$16.847	55,918
	2008	$16.847	$9.266	92,489
	2009	$9.266	$11.479	90,321
	2010	$11.479	$12.712	73,097
	2011	$12.712	$10.314	58,688
	2012	$10.314	$12.186	43,645
	2013	$12.186	$15.568	33,111
	2014	$15.568	$14.012	25,565
	2015	$14.012	$14.206	20,357

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.708	10,255

Guggenheim VIF Long Short Equity Fund
	2006	$11.775	$12.874	10,992
	2007	$12.874	$15.508	10,978
	2008	$15.508	$9.021	6,277
	2009	$9.021	$11.270	6,618
	2010	$11.270	$12.302	6,423
	2011	$12.302	$11.282	5,282
	2012	$11.282	$11.564	5,157
	2013	$11.564	$13.331	5,252
	2014	$13.331	$13.450	5,126
	2015	$13.450	$13.368	4,962

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.352	8,170
	2013	$9.352	$12.832	6,781
	2014	$12.832	$13.623	3,102
	2015	$13.623	$14.006	1,942

Invesco V.I. Capital Appreciation - Series II
	2006	$10.930	$11.378	12,962
	2007	$11.378	$12.477	12,881
	2008	$12.477	$7.026	11,216
	2009	$7.026	$8.324	12,410
	2010	$8.324	$9.413	13,702
	2011	$9.413	$8.489	10,342
	2012	$8.489	$9.732	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.763	23,171
	2007	$10.763	$11.395	23,950
	2008	$11.395	$7.793	22,384
	2009	$7.793	$9.789	22,275
	2010	$9.789	$10.497	18,247
	2011	$10.497	$10.273	11,937
	2012	$10.273	$11.455	9,953
	2013	$11.455	$14.496	8,453
	2014	$14.496	$15.344	4,714
	2015	$15.344	$14.156	4,495

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.734	36,077
	2012	$11.734	$11.772	30,066
	2013	$11.772	$11.224	25,380
	2014	$11.224	$11.444	12,233
	2015	$11.444	$11.239	11,464

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.881	$13.524	92,352
	2007	$13.524	$13.608	87,514
	2008	$13.608	$9.054	89,162
	2009	$9.054	$11.029	80,792
	2010	$11.029	$12.145	62,326
	2011	$12.145	$11.651	54,832
	2012	$11.651	$13.075	54,504
	2013	$13.075	$17.167	40,785
	2014	$17.167	$18.529	32,997
	2015	$18.529	$17.583	24,556

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.516	$12.545	56,523
	2007	$12.545	$13.455	50,239
	2008	$13.455	$9.418	51,448
	2009	$9.418	$12.004	41,895
	2010	$12.004	$13.405	32,492
	2011	$13.405	$12.302	27,704
	2012	$12.302	$13.356	18,053
	2013	$13.356	$16.841	13,092
	2014	$16.841	$17.218	7,918
	2015	$17.218	$16.176	5,350

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.063	$12.423	6,488
	2007	$12.423	$14.338	6,931
	2008	$14.338	$7.481	4,413
	2009	$7.481	$11.483	5,418
	2010	$11.483	$14.344	8,349
	2011	$14.344	$12.762	7,157
	2012	$12.762	$13.981	4,809
	2013	$13.981	$18.746	6,979
	2014	$18.746	$19.814	2,745
	2015	$19.814	$19.650	2,304

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.068	$12.270	43,366
	2007	$12.270	$12.206	41,434
	2008	$12.206	$5.762	49,020
	2009	$5.762	$8.355	44,712
	2010	$8.355	$8.770	41,715
	2011	$8.770	$8.316	38,709
	2012	$8.316	$9.602	37,547
	2013	$9.602	$12.560	23,200
	2014	$12.560	$13.115	16,524
	2015	$13.115	$11.501	9,023

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.279	$10.403	37,953
	2007	$10.403	$10.926	41,135
	2008	$10.926	$10.886	44,761
	2009	$10.886	$10.777	43,013
	2010	$10.777	$11.094	39,161
	2011	$11.094	$11.143	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.899	14,710
	2009	$6.899	$12.126	15,237
	2010	$12.126	$14.879	16,446
	2011	$14.879	$9.882	19,281
	2012	$9.882	$10.977	11,682
	2013	$10.977	$12.312	9,903
	2014	$12.312	$10.622	7,299
	2015	$10.622	$9.508	7,157

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.148	$13.720	63,353
	2007	$13.720	$14.430	58,609
	2008	$14.430	$10.212	76,672
	2009	$10.212	$13.323	72,389
	2010	$13.323	$15.086	68,872
	2011	$15.086	$14.366	65,242
	2012	$14.366	$15.621	48,361
	2013	$15.621	$19.289	40,449
	2014	$19.289	$20.530	34,274
	2015	$20.530	$19.406	21,922

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.936	$13.082	11,437
	2007	$13.082	$12.054	11,220
	2008	$12.054	$7.581	10,403
	2009	$7.581	$7.173	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.176	$12.112	29,043
	2007	$12.112	$13.110	24,936
	2008	$13.110	$10.801	37,129
	2009	$10.801	$13.313	27,947
	2010	$13.313	$14.128	25,332
	2011	$14.128	$14.055	27,275
	2012	$14.055	$15.639	14,497
	2013	$15.639	$18.390	11,055
	2014	$18.390	$19.537	9,153
	2015	$19.537	$19.254	6,679

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.747	$13.612	17,637
	2007	$13.612	$15.798	15,071
	2008	$15.798	$14.843	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.636	$13.534	16,807
	2007	$13.534	$18.148	15,716
	2008	$18.148	$9.919	32,692
	2009	$9.919	$14.216	28,128
	2010	$14.216	$14.857	24,915
	2011	$14.857	$13.571	21,691
	2012	$13.571	$16.497	20,571
	2013	$16.497	$21.193	16,015
	2014	$21.193	$22.562	12,596
	2015	$22.562	$24.788	13,278

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.287	$13.359	13,339
	2007	$13.359	$13.915	13,640
	2008	$13.915	$8.708	10,916
	2009	$8.708	$10.474	10,569

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.462	$12.105	14,318

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.786	$12.467	10,070

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.466	10,102

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.290	12,190
	2014	$15.290	$15.387	6,238
	2015	$15.387	$14.435	2,410

MFS® High Income Series - Service Class
	2006	$10.620	$11.466	39,594
	2007	$11.466	$11.426	42,154
	2008	$11.426	$8.000	37,351
	2009	$8.000	$11.403	31,345
	2010	$11.403	$12.804	23,895
	2011	$12.804	$13.052	18,372
	2012	$13.052	$14.659	28,091
	2013	$14.659	$14.827	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.663	$11.231	32,025
	2007	$11.231	$12.237	26,636
	2008	$12.237	$7.569	34,980
	2009	$7.569	$10.333	27,708
	2010	$10.333	$11.375	24,435
	2011	$11.375	$11.206	23,314
	2012	$11.206	$12.833	18,196
	2013	$12.833	$16.381	13,717
	2014	$16.381	$17.865	12,479
	2015	$17.865	$18.010	0

MFS® Investors Trust Series - Service Class
	2006	$11.303	$12.503	7,484
	2007	$12.503	$13.501	9,671
	2008	$13.501	$8.845	7,488
	2009	$8.845	$10.987	5,118
	2010	$10.987	$11.957	6,457
	2011	$11.957	$11.452	5,226
	2012	$11.452	$13.357	3,627
	2013	$13.357	$17.270	2,683
	2014	$17.270	$18.767	1,924
	2015	$18.767	$18.411	1,815

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.205	$11.312	11,959
	2007	$11.312	$11.351	11,834
	2008	$11.351	$6.738	16,254
	2009	$6.738	$10.775	17,595
	2010	$10.775	$14.376	14,678
	2011	$14.376	$12.630	12,009
	2012	$12.630	$14.986	9,153
	2013	$14.986	$20.772	9,736
	2014	$20.772	$18.860	3,524
	2015	$18.860	$18.114	2,206

MFS® Total Return Series - Service Class
	2006	$10.809	$11.843	53,612
	2007	$11.843	$12.080	50,343
	2008	$12.080	$9.210	52,421
	2009	$9.210	$10.642	50,344
	2010	$10.642	$11.451	45,966
	2011	$11.451	$11.418	37,645
	2012	$11.418	$12.432	32,642
	2013	$12.432	$14.488	26,229
	2014	$14.488	$15.391	21,313
	2015	$15.391	$15.019	18,585

MFS® Value Series - Service Class
	2006	$11.624	$13.749	41,143
	2007	$13.749	$14.518	32,561
	2008	$14.518	$9.584	13,951
	2009	$9.584	$11.518	9,295
	2010	$11.518	$12.573	9,542
	2011	$12.573	$12.284	8,854
	2012	$12.284	$13.971	12,490
	2013	$13.971	$18.593	7,954
	2014	$18.593	$20.111	5,612
	2015	$20.111	$19.555	4,034

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.683	$11.777	8,140
	2007	$11.777	$12.256	9,034
	2008	$12.256	$6.109	8,284
	2009	$6.109	$7.930	9,200
	2010	$7.930	$9.898	11,436
	2011	$9.898	$9.796	9,139
	2012	$9.796	$11.169	6,203
	2013	$11.169	$14.868	7,955
	2014	$14.868	$15.399	4,302
	2015	$15.399	$16.074	5,257

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.693	$14.623	37,787
	2007	$14.623	$15.223	35,137
	2008	$15.223	$8.915	43,995
	2009	$8.915	$12.194	42,947
	2010	$12.194	$13.848	33,917
	2011	$13.848	$12.433	30,528
	2012	$12.433	$14.759	29,609
	2013	$14.759	$18.396	16,586
	2014	$18.396	$18.427	10,402
	2015	$18.427	$18.751	8,719

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.138	$13.661	82,263
	2007	$13.661	$13.220	65,741
	2008	$13.220	$8.044	66,995
	2009	$8.044	$10.807	63,118
	2010	$10.807	$13.053	49,359
	2011	$13.053	$12.507	42,436
	2012	$12.507	$14.444	34,744
	2013	$14.444	$19.936	33,505
	2014	$19.936	$21.847	24,457
	2015	$21.847	$20.137	14,242

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.665	$10.698	48,805
	2007	$10.698	$10.880	45,382
	2008	$10.880	$10.425	42,154
	2009	$10.425	$11.831	37,255
	2010	$11.831	$12.599	35,096
	2011	$12.599	$13.204	32,720
	2012	$13.204	$14.365	29,990
	2013	$14.365	$14.170	22,543
	2014	$14.170	$15.459	16,273
	2015	$15.459	$15.218	11,297

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.999	$10.268	80,245
	2007	$10.268	$10.569	93,518
	2008	$10.569	$10.607	181,670
	2009	$10.607	$10.422	147,236
	2010	$10.422	$10.235	110,887
	2011	$10.235	$10.052	84,256
	2012	$10.052	$9.871	109,450
	2013	$9.871	$9.695	130,969
	2014	$9.695	$9.516	65,012
	2015	$9.516	$9.342	31,788

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.569	$10.447	92,621
	2007	$10.447	$11.348	81,615
	2008	$11.348	$10.354	141,456
	2009	$10.354	$12.031	117,075
	2010	$12.031	$12.767	91,965
	2011	$12.767	$13.994	77,986
	2012	$13.994	$14.937	93,242
	2013	$14.937	$13.309	47,557
	2014	$13.309	$13.467	36,124
	2015	$13.467	$12.860	29,851

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.292	$10.491	129,231
	2007	$10.491	$11.199	120,079
	2008	$11.199	$11.521	146,791
	2009	$11.521	$12.900	130,197
	2010	$12.900	$13.689	153,243
	2011	$13.689	$13.921	130,611
	2012	$13.921	$14.974	96,329
	2013	$14.974	$14.408	72,249
	2014	$14.408	$14.747	55,539
	2015	$14.747	$14.539	49,553

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.859	$11.810	14,953
	2007	$11.810	$11.076	13,863
	2008	$11.076	$7.481	13,158
	2009	$7.481	$7.206	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.474	$11.450	15,299
	2007	$11.450	$11.948	13,927
	2008	$11.948	$10.793	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.827	$11.618	74,839
	2007	$11.618	$12.826	69,595
	2008	$12.826	$7.219	97,722
	2009	$7.219	$10.047	76,599
	2010	$10.047	$11.439	64,255
	2011	$11.439	$11.381	60,094
	2012	$11.381	$13.170	53,693
	2013	$13.170	$18.207	48,353
	2014	$18.207	$19.451	29,892
	2015	$19.451	$21.152	23,705

T. Rowe Price Equity Income Portfolio - II
	2006	$11.252	$13.104	170,974
	2007	$13.104	$13.250	138,192
	2008	$13.250	$8.288	141,687
	2009	$8.288	$10.189	130,348
	2010	$10.189	$11.475	117,819
	2011	$11.475	$11.148	105,808
	2012	$11.148	$12.793	93,194
	2013	$12.793	$16.249	71,539
	2014	$16.249	$17.081	55,741
	2015	$17.081	$15.574	44,731

UIF Growth Portfolio, Class II
	2006	$11.715	$11.937	5,472
	2007	$11.937	$14.253	5,636
	2008	$14.253	$7.086	1,679
	2009	$7.086	$11.485	3,587
	2010	$11.485	$13.822	3,506
	2011	$13.822	$13.154	3,311
	2012	$13.154	$14.724	1,249
	2013	$14.724	$21.349	3,244
	2014	$21.349	$22.230	3,053
	2015	$22.230	$24.430	2,790

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.661	$19.812	102,746
	2007	$19.812	$16.085	86,255
	2008	$16.085	$9.779	88,008
	2009	$9.779	$12.332	73,826
	2010	$12.332	$15.679	61,930
	2011	$15.679	$16.260	51,391
	2012	$16.260	$18.452	38,252
	2013	$18.452	$18.428	33,206
	2014	$18.428	$23.410	23,789
	2015	$23.410	$23.418	22,021

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.612	$21.376	24,649
	2007	$21.376	$28.870	17,749
	2008	$28.870	$9.979	11,408
	2009	$9.979	$20.880	11,084
	2010	$20.880	$25.995	11,481
	2011	$25.995	$18.948	11,119
	2012	$18.948	$24.140	10,610
	2013	$24.140	$26.541	8,450
	2014	$26.541	$25.942	6,411
	2015	$25.942	$21.899	6,450

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.457	$22.554	42,805
	2007	$22.554	$32.174	36,941
	2008	$32.174	$17.012	22,455
	2009	$17.012	$26.304	22,286
	2010	$26.304	$33.366	15,744
	2011	$33.366	$27.362	16,181
	2012	$27.362	$27.764	15,287
	2013	$27.764	$30.121	13,904
	2014	$30.121	$23.915	14,335
	2015	$23.915	$15.621	16,040

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.709	$10.355	14,012
	2007	$10.355	$10.574	11,156
	2008	$10.574	$9.019	16,394
	2009	$9.019	$10.080	14,539
	2010	$10.080	$10.386	11,150
	2011	$10.386	$9.963	13,458
	2012	$9.963	$9.908	5,464
	2013	$9.908	$10.216	6,366
	2014	$10.216	$9.920	2,773
	2015	$9.920	$9.808	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.998	$11.912	76,131
	2007	$11.912	$11.652	75,484
	2008	$11.652	$7.904	71,077
	2009	$7.904	$12.013	56,054
	2010	$12.013	$13.523	52,022
	2011	$13.523	$13.443	47,201
	2012	$13.443	$15.578	39,499
	2013	$15.578	$16.216	31,679
	2014	$16.216	$15.676	24,181
	2015	$15.676	$14.451	21,557

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.375	$13.269	0
	2007	$13.269	$17.328	0
	2008	$17.328	$9.299	0
	2009	$9.299	$13.739	0
	2010	$13.739	$15.308	0
	2011	$15.308	$14.916	0
	2012	$14.916	$17.241	0
	2013	$17.241	$22.786	0
	2014	$22.786	$25.345	0
	2015	$25.345	$26.321	472

Alger Large Cap Growth Portfolio - Class S
	2006	$11.006	$11.321	0
	2007	$11.321	$13.278	0
	2008	$13.278	$6.991	0
	2009	$6.991	$10.094	0
	2010	$10.094	$11.175	0
	2011	$11.175	$10.874	0
	2012	$10.874	$11.661	0
	2013	$11.661	$15.387	0
	2014	$15.387	$16.680	0
	2015	$16.680	$16.576	715

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.352	$12.232	0
	2007	$12.232	$15.742	818
	2008	$15.742	$6.410	818
	2009	$6.410	$9.510	818
	2010	$9.510	$11.085	818
	2011	$11.085	$9.935	0
	2012	$9.935	$11.270	0
	2013	$11.270	$14.962	0
	2014	$14.962	$15.783	0
	2015	$15.783	$15.182	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.469	0
	2008	$9.469	$5.888	1,614
	2009	$5.888	$7.469	0
	2010	$7.469	$8.539	0
	2011	$8.539	$7.854	0
	2012	$7.854	$8.854	0
	2013	$8.854	$11.474	0
	2014	$11.474	$12.298	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.708	2,118
	2008	$9.708	$6.128	2,118
	2009	$6.128	$7.480	2,118
	2010	$7.480	$8.029	2,118
	2011	$8.029	$8.262	0
	2012	$8.262	$9.438	0
	2013	$9.438	$12.250	0
	2014	$12.250	$13.417	0
	2015	$13.417	$12.778	935

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.339	$10.862	2,013
	2007	$10.862	$12.265	1,510
	2008	$12.265	$8.549	1,449
	2009	$8.549	$10.793	1,277
	2010	$10.793	$12.061	1,056
	2011	$12.061	$11.493	1,905
	2012	$11.493	$12.647	1,086
	2013	$12.647	$14.303	955
	2014	$14.303	$14.801	930
	2015	$14.801	$14.503	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.955	$14.155	542
	2007	$14.155	$16.279	541
	2008	$16.279	$9.147	3,454
	2009	$9.147	$12.150	1,769
	2010	$12.150	$13.929	154
	2011	$13.929	$13.278	154
	2012	$13.278	$15.120	154
	2013	$15.120	$19.414	0
	2014	$19.414	$21.254	2,525
	2015	$21.254	$20.926	3,102

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.160	$13.123	5,868
	2007	$13.123	$13.030	6,682
	2008	$13.030	$7.306	13,790
	2009	$7.306	$9.304	9,851
	2010	$9.304	$10.483	0
	2011	$10.483	$10.347	0
	2012	$10.347	$11.875	0
	2013	$11.875	$14.883	0
	2014	$14.883	$15.831	3,339
	2015	$15.831	$14.864	3,339

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.987	$10.245	13,549
	2007	$10.245	$10.543	12,533
	2008	$10.543	$10.623	65,486
	2009	$10.623	$10.465	67,465
	2010	$10.465	$10.269	52,848
	2011	$10.269	$10.070	52,967
	2012	$10.070	$9.874	53,458
	2013	$9.874	$9.683	69,264
	2014	$9.683	$9.495	59,070
	2015	$9.495	$9.311	47,967

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.091	$10.545	0
	2007	$10.545	$13.095	0
	2008	$13.095	$6.765	1,405
	2009	$6.765	$8.488	0
	2010	$8.488	$10.308	0
	2011	$10.308	$10.105	0
	2012	$10.105	$11.334	0
	2013	$11.334	$15.114	0
	2014	$15.114	$16.451	0
	2015	$16.451	$17.244	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.877	$12.312	3,659
	2007	$12.312	$12.696	3,341
	2008	$12.696	$7.822	3,478
	2009	$7.822	$9.687	3,295
	2010	$9.687	$10.897	2,925
	2011	$10.897	$10.876	1,336
	2012	$10.876	$12.330	1,275
	2013	$12.330	$15.947	859
	2014	$15.947	$17.714	771
	2015	$17.714	$17.557	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.150	$10.364	11,692
	2007	$10.364	$10.576	12,360
	2008	$10.576	$10.011	12,178
	2009	$10.011	$11.334	12,284
	2010	$11.334	$11.952	4,970
	2011	$11.952	$12.544	2,861
	2012	$12.544	$12.988	2,861
	2013	$12.988	$12.471	2,861
	2014	$12.471	$12.915	2,861
	2015	$12.915	$12.556	1,153

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.661	$14.622	328
	2007	$14.622	$16.780	327
	2008	$16.780	$9.220	4,501
	2009	$9.220	$11.410	2,609
	2010	$11.410	$12.623	326
	2011	$12.623	$10.231	326
	2012	$10.231	$12.075	326
	2013	$12.075	$15.412	0
	2014	$15.412	$13.857	0
	2015	$13.857	$14.035	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.702	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.752	$12.836	0
	2007	$12.836	$15.447	0
	2008	$15.447	$8.975	4,744
	2009	$8.975	$11.203	1,054
	2010	$11.203	$12.215	0
	2011	$12.215	$11.192	0
	2012	$11.192	$11.459	0
	2013	$11.459	$13.197	0
	2014	$13.197	$13.302	0
	2015	$13.302	$13.207	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.267	0
	2013	$9.267	$12.703	0
	2014	$12.703	$13.472	0
	2015	$13.472	$13.837	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.909	$11.344	0
	2007	$11.344	$12.427	0
	2008	$12.427	$6.990	0
	2009	$6.990	$8.274	0
	2010	$8.274	$9.347	0
	2011	$9.347	$8.421	0
	2012	$8.421	$9.651	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.756	0
	2007	$10.756	$11.376	0
	2008	$11.376	$7.772	0
	2009	$7.772	$9.752	0
	2010	$9.752	$10.447	0
	2011	$10.447	$10.213	0
	2012	$10.213	$11.377	0
	2013	$11.377	$14.383	0
	2014	$14.383	$15.209	0
	2015	$15.209	$14.017	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.640	2,195
	2012	$11.640	$11.665	2,356
	2013	$11.665	$11.111	2,453
	2014	$11.111	$11.317	2,440
	2015	$11.317	$11.104	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.858	$13.484	225
	2007	$13.484	$13.554	225
	2008	$13.554	$9.009	8,879
	2009	$9.009	$10.963	8,878
	2010	$10.963	$12.059	13,530
	2011	$12.059	$11.557	13,530
	2012	$11.557	$12.957	13,530
	2013	$12.957	$16.995	6,103
	2014	$16.995	$18.324	6,103
	2015	$18.324	$17.371	6,584

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.494	$12.508	208
	2007	$12.508	$13.402	208
	2008	$13.402	$9.371	4,243
	2009	$9.371	$11.932	3,223
	2010	$11.932	$13.311	4,687
	2011	$13.311	$12.203	5,385
	2012	$12.203	$13.235	4,687
	2013	$13.235	$16.671	2,523
	2014	$16.671	$17.028	2,523
	2015	$17.028	$15.981	3,032

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.039	$12.386	0
	2007	$12.386	$14.281	0
	2008	$14.281	$7.444	0
	2009	$7.444	$11.414	0
	2010	$11.414	$14.244	0
	2011	$14.244	$12.659	0
	2012	$12.659	$13.855	0
	2013	$13.855	$18.557	0
	2014	$18.557	$19.595	0
	2015	$19.595	$19.413	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.047	$12.234	0
	2007	$12.234	$12.157	0
	2008	$12.157	$5.733	0
	2009	$5.733	$8.305	0
	2010	$8.305	$8.708	0
	2011	$8.708	$8.249	0
	2012	$8.249	$9.515	0
	2013	$9.515	$12.434	0
	2014	$12.434	$12.970	0
	2015	$12.970	$11.362	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.259	$10.372	4,217
	2007	$10.372	$10.883	3,404
	2008	$10.883	$10.832	2,258
	2009	$10.832	$10.712	2,578
	2010	$10.712	$11.016	2,317
	2011	$11.016	$11.061	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.865	1,365
	2009	$6.865	$12.053	1,181
	2010	$12.053	$14.775	0
	2011	$14.775	$9.802	0
	2012	$9.802	$10.877	0
	2013	$10.877	$12.189	0
	2014	$12.189	$10.505	0
	2015	$10.505	$9.393	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.124	$13.679	1,599
	2007	$13.679	$14.373	1,289
	2008	$14.373	$10.161	6,136
	2009	$10.161	$13.243	4,254
	2010	$13.243	$14.980	848
	2011	$14.980	$14.250	1,523
	2012	$14.250	$15.479	888
	2013	$15.479	$19.095	717
	2014	$19.095	$20.303	673
	2015	$20.303	$19.172	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.929	$13.060	0
	2007	$13.060	$12.021	0
	2008	$12.021	$7.553	0
	2009	$7.553	$7.144	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.154	$12.077	1,811
	2007	$12.077	$13.058	1,418
	2008	$13.058	$10.747	1,150
	2009	$10.747	$13.233	1,042
	2010	$13.233	$14.029	908
	2011	$14.029	$13.942	916
	2012	$13.942	$15.498	887
	2013	$15.498	$18.205	751
	2014	$18.205	$19.321	710
	2015	$19.321	$19.022	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.724	$13.572	0
	2007	$13.572	$15.735	0
	2008	$15.735	$14.779	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.612	$13.494	0
	2007	$13.494	$18.076	0
	2008	$18.076	$9.870	0
	2009	$9.870	$14.131	0
	2010	$14.131	$14.753	0
	2011	$14.753	$13.462	0
	2012	$13.462	$16.348	0
	2013	$16.348	$20.980	0
	2014	$20.980	$22.313	0
	2015	$22.313	$24.489	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.263	$13.320	213
	2007	$13.320	$13.860	212
	2008	$13.860	$8.664	1,774
	2009	$8.664	$10.411	211

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.442	$12.069	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.766	$12.430	1,625

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.255	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.136	0
	2014	$15.136	$15.217	0
	2015	$15.217	$14.260	0

MFS® High Income Series - Service Class
	2006	$10.600	$11.432	0
	2007	$11.432	$11.381	0
	2008	$11.381	$7.960	0
	2009	$7.960	$11.335	0
	2010	$11.335	$12.714	0
	2011	$12.714	$12.947	755
	2012	$12.947	$14.526	0
	2013	$14.526	$14.684	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.642	$11.198	254
	2007	$11.198	$12.189	253
	2008	$12.189	$7.531	253
	2009	$7.531	$10.271	253
	2010	$10.271	$11.295	0
	2011	$11.295	$11.116	0
	2012	$11.116	$12.717	0
	2013	$12.717	$16.217	0
	2014	$16.217	$17.668	0
	2015	$17.668	$17.807	0

MFS® Investors Trust Series - Service Class
	2006	$11.281	$12.466	0
	2007	$12.466	$13.448	0
	2008	$13.448	$8.801	0
	2009	$8.801	$10.921	0
	2010	$10.921	$11.873	0
	2011	$11.873	$11.360	0
	2012	$11.360	$13.236	0
	2013	$13.236	$17.097	0
	2014	$17.097	$18.559	0
	2015	$18.559	$18.189	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.185	$11.278	0
	2007	$11.278	$11.306	0
	2008	$11.306	$6.704	0
	2009	$6.704	$10.710	0
	2010	$10.710	$14.275	0
	2011	$14.275	$12.529	0
	2012	$12.529	$14.851	0
	2013	$14.851	$20.563	0
	2014	$20.563	$18.651	0
	2015	$18.651	$17.895	0

MFS® Total Return Series - Service Class
	2006	$10.788	$11.808	1,852
	2007	$11.808	$12.032	1,539
	2008	$12.032	$9.164	2,383
	2009	$9.164	$10.578	1,300
	2010	$10.578	$11.371	1,121
	2011	$11.371	$11.326	1,128
	2012	$11.326	$12.319	1,115
	2013	$12.319	$14.342	952
	2014	$14.342	$15.221	901
	2015	$15.221	$14.838	0

MFS® Value Series - Service Class
	2006	$11.602	$13.709	0
	2007	$13.709	$14.461	0
	2008	$14.461	$9.536	0
	2009	$9.536	$11.449	0
	2010	$11.449	$12.485	0
	2011	$12.485	$12.185	0
	2012	$12.185	$13.844	0
	2013	$13.844	$18.407	0
	2014	$18.407	$19.889	0
	2015	$19.889	$19.319	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.675	$11.757	0
	2007	$11.757	$12.222	0
	2008	$12.222	$6.086	0
	2009	$6.086	$7.893	0
	2010	$7.893	$9.841	0
	2011	$9.841	$9.730	0
	2012	$9.730	$11.082	0
	2013	$11.082	$14.737	0
	2014	$14.737	$15.248	0
	2015	$15.248	$15.900	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.669	$14.579	0
	2007	$14.579	$15.163	0
	2008	$15.163	$8.871	4,442
	2009	$8.871	$12.121	4,442
	2010	$12.121	$13.751	6,978
	2011	$13.751	$12.333	6,978
	2012	$12.333	$14.626	6,978
	2013	$14.626	$18.212	8,293
	2014	$18.212	$18.224	8,293
	2015	$18.224	$18.524	8,741

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.115	$13.620	1,606
	2007	$13.620	$13.167	1,606
	2008	$13.167	$8.004	4,623
	2009	$8.004	$10.742	4,623
	2010	$10.742	$12.961	5,980
	2011	$12.961	$12.406	5,980
	2012	$12.406	$14.313	5,980
	2013	$14.313	$19.735	4,338
	2014	$19.735	$21.606	3,890
	2015	$21.606	$19.894	3,011

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.645	$10.666	244
	2007	$10.666	$10.837	243
	2008	$10.837	$10.373	243
	2009	$10.373	$11.760	243
	2010	$11.760	$12.511	2,138
	2011	$12.511	$13.098	0
	2012	$13.098	$14.235	0
	2013	$14.235	$14.027	0
	2014	$14.027	$15.288	0
	2015	$15.288	$15.034	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.980	$10.237	0
	2007	$10.237	$10.527	0
	2008	$10.527	$10.554	0
	2009	$10.554	$10.360	168
	2010	$10.360	$10.163	226
	2011	$10.163	$9.971	223
	2012	$9.971	$9.782	220
	2013	$9.782	$9.597	0
	2014	$9.597	$9.411	0
	2015	$9.411	$9.230	1,133

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.548	$10.416	2,088
	2007	$10.416	$11.303	2,088
	2008	$11.303	$10.302	6,163
	2009	$10.302	$11.959	5,258
	2010	$11.959	$12.677	7,554
	2011	$12.677	$13.882	4,528
	2012	$13.882	$14.802	4,528
	2013	$14.802	$13.176	4,197
	2014	$13.176	$13.318	4,197
	2015	$13.318	$12.705	4,197

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.272	$10.460	14,624
	2007	$10.460	$11.154	14,134
	2008	$11.154	$11.464	16,322
	2009	$11.464	$12.822	22,266
	2010	$12.822	$13.593	16,747
	2011	$13.593	$13.810	13,175
	2012	$13.810	$14.838	15,904
	2013	$14.838	$14.264	7,364
	2014	$14.264	$14.584	7,348
	2015	$14.584	$14.364	3,747

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.840	$11.778	246
	2007	$11.778	$11.034	246
	2008	$11.034	$7.446	246
	2009	$7.446	$7.170	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.454	$11.416	1,052
	2007	$11.416	$11.900	0
	2008	$11.900	$10.750	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.806	$11.584	3,495
	2007	$11.584	$12.775	3,495
	2008	$12.775	$7.183	3,495
	2009	$7.183	$9.987	3,494
	2010	$9.987	$11.359	2,841
	2011	$11.359	$11.290	2,841
	2012	$11.290	$13.051	2,841
	2013	$13.051	$18.024	2,841
	2014	$18.024	$19.235	2,841
	2015	$19.235	$20.897	1,145

T. Rowe Price Equity Income Portfolio - II
	2006	$11.230	$13.065	1,911
	2007	$13.065	$13.197	1,640
	2008	$13.197	$8.247	6,961
	2009	$8.247	$10.128	5,804
	2010	$10.128	$11.394	1,117
	2011	$11.394	$11.059	1,155
	2012	$11.059	$12.677	1,084
	2013	$12.677	$16.086	850
	2014	$16.086	$16.892	809
	2015	$16.892	$15.386	0

UIF Growth Portfolio, Class II
	2006	$11.692	$11.902	0
	2007	$11.902	$14.196	0
	2008	$14.196	$7.050	0
	2009	$7.050	$11.416	0
	2010	$11.416	$13.725	0
	2011	$13.725	$13.048	0
	2012	$13.048	$14.591	0
	2013	$14.591	$21.135	0
	2014	$21.135	$21.984	0
	2015	$21.984	$24.135	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.633	$19.753	7,862
	2007	$19.753	$16.021	8,058
	2008	$16.021	$9.730	19,497
	2009	$9.730	$12.258	17,179
	2010	$12.258	$15.568	9,958
	2011	$15.568	$16.130	9,865
	2012	$16.130	$18.285	9,702
	2013	$18.285	$18.243	11,004
	2014	$18.243	$23.151	10,378
	2015	$23.151	$23.136	6,234

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.582	$21.313	0
	2007	$21.313	$28.755	0
	2008	$28.755	$9.929	0
	2009	$9.929	$20.755	0
	2010	$20.755	$25.813	0
	2011	$25.813	$18.796	0
	2012	$18.796	$23.922	0
	2013	$23.922	$26.275	0
	2014	$26.275	$25.655	0
	2015	$25.655	$21.635	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.421	$22.487	0
	2007	$22.487	$32.046	0
	2008	$32.046	$16.927	0
	2009	$16.927	$26.146	0
	2010	$26.146	$33.132	512
	2011	$33.132	$27.142	512
	2012	$27.142	$27.513	512
	2013	$27.513	$29.818	512
	2014	$29.818	$23.651	512
	2015	$23.651	$15.433	512

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.690	$10.324	0
	2007	$10.324	$10.532	0
	2008	$10.532	$8.974	0
	2009	$8.974	$10.020	0
	2010	$10.020	$10.313	0
	2011	$10.313	$9.883	0
	2012	$9.883	$9.818	0
	2013	$9.818	$10.113	0
	2014	$10.113	$9.810	0
	2015	$9.810	$9.695	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.976	$11.876	6,585
	2007	$11.876	$11.605	6,094
	2008	$11.605	$7.864	14,736
	2009	$7.864	$11.941	13,067
	2010	$11.941	$13.429	8,781
	2011	$13.429	$13.335	8,467
	2012	$13.335	$15.437	7,620
	2013	$15.437	$16.053	4,318
	2014	$16.053	$15.503	4,397
	2015	$15.503	$14.276	1,769

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.364	$13.250	0
	2007	$13.250	$17.293	0
	2008	$17.293	$9.276	892
	2009	$9.276	$13.698	815
	2010	$13.698	$15.254	660
	2011	$15.254	$14.855	659
	2012	$14.855	$17.162	552
	2013	$17.162	$22.671	552
	2014	$22.671	$25.205	551
	2015	$25.205	$26.161	460

Alger Large Cap Growth Portfolio - Class S
	2006	$10.995	$11.304	0
	2007	$11.304	$13.251	0
	2008	$13.251	$6.974	1,538
	2009	$6.974	$10.064	1,364
	2010	$10.064	$11.136	426
	2011	$11.136	$10.830	425
	2012	$10.830	$11.608	424
	2013	$11.608	$15.310	424
	2014	$15.310	$16.588	423
	2015	$16.588	$16.476	423

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.341	$12.214	67
	2007	$12.214	$15.711	411
	2008	$15.711	$6.394	14,268
	2009	$6.394	$9.481	12,988
	2010	$9.481	$11.046	12,472
	2011	$11.046	$9.895	12,477
	2012	$9.895	$11.219	12,441
	2013	$11.219	$14.887	2,330
	2014	$14.887	$15.695	1,905
	2015	$15.695	$15.090	1,904

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.466	0
	2008	$9.466	$5.883	0
	2009	$5.883	$7.458	0
	2010	$7.458	$8.523	0
	2011	$8.523	$7.835	0
	2012	$7.835	$8.828	0
	2013	$8.828	$11.435	0
	2014	$11.435	$12.250	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.705	0
	2008	$9.705	$6.123	764
	2009	$6.123	$7.470	763
	2010	$7.470	$8.014	762
	2011	$8.014	$8.243	761
	2012	$8.243	$9.411	761
	2013	$9.411	$12.208	760
	2014	$12.208	$13.365	760
	2015	$13.365	$12.722	531

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.329	$10.846	1,877
	2007	$10.846	$12.240	1,385
	2008	$12.240	$8.528	1,658
	2009	$8.528	$10.761	1,242
	2010	$10.761	$12.018	1,201
	2011	$12.018	$11.447	1,102
	2012	$11.447	$12.590	896
	2013	$12.590	$14.231	611
	2014	$14.231	$14.718	445
	2015	$14.718	$14.415	158

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.942	$14.134	6,636
	2007	$14.134	$16.247	6,179
	2008	$16.247	$9.124	18,431
	2009	$9.124	$12.113	16,271
	2010	$12.113	$13.881	16,371
	2011	$13.881	$13.225	16,283
	2012	$13.225	$15.051	15,397
	2013	$15.051	$19.316	16,365
	2014	$19.316	$21.136	15,837
	2015	$21.136	$20.799	15,749

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.149	$13.104	4,317
	2007	$13.104	$13.004	4,509
	2008	$13.004	$7.287	7,705
	2009	$7.287	$9.276	3,904
	2010	$9.276	$10.447	3,160
	2011	$10.447	$10.305	2,990
	2012	$10.305	$11.821	1,903
	2013	$11.821	$14.808	1,342
	2014	$14.808	$15.743	670
	2015	$15.743	$14.774	320

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.977	$10.230	24,968
	2007	$10.230	$10.522	22,516
	2008	$10.522	$10.597	31,819
	2009	$10.597	$10.434	23,675
	2010	$10.434	$10.233	19,655
	2011	$10.233	$10.030	18,638
	2012	$10.030	$9.829	57,835
	2013	$9.829	$9.634	7,884
	2014	$9.634	$9.442	7,313
	2015	$9.442	$9.254	3,032

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.081	$10.529	1,878
	2007	$10.529	$13.069	1,208
	2008	$13.069	$6.748	4,688
	2009	$6.748	$8.462	2,001
	2010	$8.462	$10.272	1,655
	2011	$10.272	$10.064	1,596
	2012	$10.064	$11.283	1,238
	2013	$11.283	$15.038	946
	2014	$15.038	$16.360	862
	2015	$16.360	$17.140	733

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.866	$12.293	11,898
	2007	$12.293	$12.670	12,628
	2008	$12.670	$7.803	32,912
	2009	$7.803	$9.658	30,308
	2010	$9.658	$10.859	25,095
	2011	$10.859	$10.832	23,744
	2012	$10.832	$12.274	22,234
	2013	$12.274	$15.867	20,598
	2014	$15.867	$17.616	18,438
	2015	$17.616	$17.451	15,028

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.140	$10.349	6,226
	2007	$10.349	$10.555	5,991
	2008	$10.555	$9.986	33,831
	2009	$9.986	$11.300	26,436
	2010	$11.300	$11.910	21,249
	2011	$11.910	$12.494	20,152
	2012	$12.494	$12.929	18,648
	2013	$12.929	$12.409	6,564
	2014	$12.409	$12.844	6,302
	2015	$12.844	$12.480	5,418

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.649	$14.600	5,232
	2007	$14.600	$16.746	5,475
	2008	$16.746	$9.197	8,612
	2009	$9.197	$11.376	7,199
	2010	$11.376	$12.579	7,251
	2011	$12.579	$10.190	7,927
	2012	$10.190	$12.021	7,181
	2013	$12.021	$15.334	8,505
	2014	$15.334	$13.781	7,653
	2015	$13.781	$13.950	3,689

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.699	609

Guggenheim VIF Long Short Equity Fund
	2006	$11.741	$12.817	0
	2007	$12.817	$15.416	0
	2008	$15.416	$8.953	1,059
	2009	$8.953	$11.169	235
	2010	$11.169	$12.172	0
	2011	$12.172	$11.147	0
	2012	$11.147	$11.407	0
	2013	$11.407	$13.131	0
	2014	$13.131	$13.228	0
	2015	$13.228	$13.127	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.225	584
	2013	$9.225	$12.639	319
	2014	$12.639	$13.398	231
	2015	$13.398	$13.753	165

Invesco V.I. Capital Appreciation - Series II
	2006	$10.898	$11.328	732
	2007	$11.328	$12.402	696
	2008	$12.402	$6.973	935
	2009	$6.973	$8.249	895
	2010	$8.249	$9.314	798
	2011	$9.314	$8.387	660
	2012	$8.387	$9.610	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.752	239
	2007	$10.752	$11.366	238
	2008	$11.366	$7.761	1,752
	2009	$7.761	$9.734	234
	2010	$9.734	$10.422	233
	2011	$10.422	$10.184	231
	2012	$10.184	$11.338	230
	2013	$11.338	$14.327	76
	2014	$14.327	$15.142	57
	2015	$15.142	$13.948	56

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.593	28
	2012	$11.593	$11.612	0
	2013	$11.612	$11.055	0
	2014	$11.055	$11.255	0
	2015	$11.255	$11.036	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.846	$13.465	5,347
	2007	$13.465	$13.527	6,119
	2008	$13.527	$8.986	8,195
	2009	$8.986	$10.929	7,380
	2010	$10.929	$12.017	9,608
	2011	$12.017	$11.511	8,594
	2012	$11.511	$12.898	8,143
	2013	$12.898	$16.909	7,229
	2014	$16.909	$18.222	5,744
	2015	$18.222	$17.266	3,760

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.483	$12.490	8,219
	2007	$12.490	$13.375	7,383
	2008	$13.375	$9.348	11,043
	2009	$9.348	$11.896	9,240
	2010	$11.896	$13.265	7,410
	2011	$13.265	$12.154	7,669
	2012	$12.154	$13.175	1,119
	2013	$13.175	$16.587	866
	2014	$16.587	$16.933	821
	2015	$16.933	$15.884	791

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.028	$12.368	0
	2007	$12.368	$14.253	0
	2008	$14.253	$7.425	0
	2009	$7.425	$11.379	0
	2010	$11.379	$14.194	0
	2011	$14.194	$12.608	0
	2012	$12.608	$13.792	0
	2013	$13.792	$18.464	0
	2014	$18.464	$19.486	0
	2015	$19.486	$19.295	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.036	$12.215	327
	2007	$12.215	$12.133	205
	2008	$12.133	$5.719	1,960
	2009	$5.719	$8.280	1,008
	2010	$8.280	$8.678	551
	2011	$8.678	$8.216	538
	2012	$8.216	$9.472	516
	2013	$9.472	$12.372	53
	2014	$12.372	$12.898	52
	2015	$12.898	$11.293	52

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.249	$10.357	541
	2007	$10.357	$10.861	530
	2008	$10.861	$10.805	2,287
	2009	$10.805	$10.680	1,210
	2010	$10.680	$10.978	31
	2011	$10.978	$11.021	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.848	1,470
	2009	$6.848	$12.017	0
	2010	$12.017	$14.723	0
	2011	$14.723	$9.763	326
	2012	$9.763	$10.828	313
	2013	$10.828	$12.127	299
	2014	$12.127	$10.446	0
	2015	$10.446	$9.336	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.112	$13.659	12,885
	2007	$13.659	$14.344	12,482
	2008	$14.344	$10.136	25,459
	2009	$10.136	$13.203	23,011
	2010	$13.203	$14.927	20,178
	2011	$14.927	$14.193	17,864
	2012	$14.193	$15.409	12,201
	2013	$15.409	$18.999	11,792
	2014	$18.999	$20.190	10,702
	2015	$20.190	$19.056	8,275

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.925	$13.049	51
	2007	$13.049	$12.005	51
	2008	$12.005	$7.539	435
	2009	$7.539	$7.129	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.143	$12.059	39
	2007	$12.059	$13.032	42
	2008	$13.032	$10.720	725
	2009	$10.720	$13.193	1,971
	2010	$13.193	$13.979	2,003
	2011	$13.979	$13.886	1,390
	2012	$13.886	$15.428	1,374
	2013	$15.428	$18.113	1,144
	2014	$18.113	$19.213	1,109
	2015	$19.213	$18.907	1,109

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.712	$13.552	0
	2007	$13.552	$15.703	0
	2008	$15.703	$14.747	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.600	$13.474	0
	2007	$13.474	$18.040	0
	2008	$18.040	$9.845	2,019
	2009	$9.845	$14.088	1,614
	2010	$14.088	$14.701	1,184
	2011	$14.701	$13.408	1,184
	2012	$13.408	$16.274	1,184
	2013	$16.274	$20.874	1,184
	2014	$20.874	$22.189	1,184
	2015	$22.189	$24.341	1,184

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.251	$13.300	1,663
	2007	$13.300	$13.832	1,433
	2008	$13.832	$8.642	1,677
	2009	$8.642	$10.380	1,612
	2010	$10.380	$11.119	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.432	$12.051	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.755	$12.412	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.150	307

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.060	467
	2014	$15.060	$15.133	422
	2015	$15.133	$14.174	383

MFS® High Income Series - Service Class
	2006	$10.589	$11.415	890
	2007	$11.415	$11.358	933
	2008	$11.358	$7.940	2,974
	2009	$7.940	$11.301	1,568
	2010	$11.301	$12.669	1,336
	2011	$12.669	$12.895	1,030
	2012	$12.895	$14.460	926
	2013	$14.460	$14.613	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.632	$11.181	4,585
	2007	$11.181	$12.164	5,041
	2008	$12.164	$7.512	5,811
	2009	$7.512	$10.240	4,949
	2010	$10.240	$11.255	4,799
	2011	$11.255	$11.071	4,366
	2012	$11.071	$12.660	3,980
	2013	$12.660	$16.135	3,658
	2014	$16.135	$17.570	2,398
	2015	$17.570	$17.706	0

MFS® Investors Trust Series - Service Class
	2006	$11.270	$12.447	2,867
	2007	$12.447	$13.421	2,811
	2008	$13.421	$8.779	2,817
	2009	$8.779	$10.888	2,499
	2010	$10.888	$11.831	2,229
	2011	$11.831	$11.314	1,757
	2012	$11.314	$13.176	1,313
	2013	$13.176	$17.011	994
	2014	$17.011	$18.456	736
	2015	$18.456	$18.078	515

MFS® New Discovery Series - Service Class
	2006	$10.175	$11.262	1,082
	2007	$11.262	$11.284	1,035
	2008	$11.284	$6.688	1,390
	2009	$6.688	$10.678	1,024
	2010	$10.678	$14.225	751
	2011	$14.225	$12.478	617
	2012	$12.478	$14.783	498
	2013	$14.783	$20.460	377
	2014	$20.460	$18.548	349
	2015	$18.548	$17.787	277

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.778	$11.791	3,258
	2007	$11.791	$12.008	3,174
	2008	$12.008	$9.141	6,555
	2009	$9.141	$10.546	4,746
	2010	$10.546	$11.331	3,567
	2011	$11.331	$11.281	3,590
	2012	$11.281	$12.263	3,401
	2013	$12.263	$14.270	2,907
	2014	$14.270	$15.137	2,845
	2015	$15.137	$14.748	2,842

MFS® Value Series - Service Class
	2006	$11.590	$13.688	3,367
	2007	$13.688	$14.432	3,182
	2008	$14.432	$9.512	6,545
	2009	$9.512	$11.415	6,438
	2010	$11.415	$12.441	3,588
	2011	$12.441	$12.136	3,663
	2012	$12.136	$13.782	3,450
	2013	$13.782	$18.314	3,009
	2014	$18.314	$19.779	2,918
	2015	$19.779	$19.202	2,236

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.671	$11.747	88
	2007	$11.747	$12.206	87
	2008	$12.206	$6.075	87
	2009	$6.075	$7.874	86
	2010	$7.874	$9.812	85
	2011	$9.812	$9.697	85
	2012	$9.697	$11.039	84
	2013	$11.039	$14.672	28
	2014	$14.672	$15.173	21
	2015	$15.173	$15.813	21

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.656	$14.558	2,145
	2007	$14.558	$15.133	2,755
	2008	$15.133	$8.849	5,618
	2009	$8.849	$12.084	3,953
	2010	$12.084	$13.702	1,711
	2011	$13.702	$12.284	1,539
	2012	$12.284	$14.560	1,301
	2013	$14.560	$18.120	1,045
	2014	$18.120	$18.122	719
	2015	$18.122	$18.412	604

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.103	$13.600	4,985
	2007	$13.600	$13.141	5,481
	2008	$13.141	$7.984	18,988
	2009	$7.984	$10.710	16,341
	2010	$10.710	$12.916	13,708
	2011	$12.916	$12.356	13,567
	2012	$12.356	$14.248	13,354
	2013	$14.248	$19.636	6,567
	2014	$19.636	$21.486	5,911
	2015	$21.486	$19.773	4,671

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.634	$10.650	7,436
	2007	$10.650	$10.816	8,128
	2008	$10.816	$10.347	9,844
	2009	$10.347	$11.725	8,141
	2010	$11.725	$12.467	9,292
	2011	$12.467	$13.045	8,992
	2012	$13.045	$14.170	8,864
	2013	$14.170	$13.956	4,485
	2014	$13.956	$15.204	2,946
	2015	$15.204	$14.943	2,552

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.970	$10.222	4,267
	2007	$10.222	$10.506	4,431
	2008	$10.506	$10.528	22,117
	2009	$10.528	$10.329	10,198
	2010	$10.329	$10.127	9,982
	2011	$10.127	$9.931	3,992
	2012	$9.931	$9.738	3,813
	2013	$9.738	$9.549	3,868
	2014	$9.549	$9.359	3,771
	2015	$9.359	$9.174	3,770

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.538	$10.401	9,244
	2007	$10.401	$11.280	8,080
	2008	$11.280	$10.276	11,204
	2009	$10.276	$11.923	8,997
	2010	$11.923	$12.633	7,079
	2011	$12.633	$13.826	6,656
	2012	$13.826	$14.735	6,329
	2013	$14.735	$13.109	26,569
	2014	$13.109	$13.244	26,646
	2015	$13.244	$12.628	24,225

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.262	$10.445	20,232
	2007	$10.445	$11.132	32,181
	2008	$11.132	$11.435	42,191
	2009	$11.435	$12.784	35,628
	2010	$12.784	$13.545	31,262
	2011	$13.545	$13.754	29,001
	2012	$13.754	$14.771	20,020
	2013	$14.771	$14.192	6,236
	2014	$14.192	$14.503	4,991
	2015	$14.503	$14.277	4,292

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.831	$11.762	1,766
	2007	$11.762	$11.014	1,772
	2008	$11.014	$7.428	1,863
	2009	$7.428	$7.152	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.444	$11.399	0
	2007	$11.399	$11.876	0
	2008	$11.876	$10.728	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.795	$11.567	11,775
	2007	$11.567	$12.750	12,093
	2008	$12.750	$7.165	18,276
	2009	$7.165	$9.957	12,885
	2010	$9.957	$11.319	10,891
	2011	$11.319	$11.244	9,568
	2012	$11.244	$12.992	8,218
	2013	$12.992	$17.934	6,786
	2014	$17.934	$19.129	4,826
	2015	$19.129	$20.770	1,843

T. Rowe Price Equity Income Portfolio - II
	2006	$11.219	$13.046	11,853
	2007	$13.046	$13.171	12,871
	2008	$13.171	$8.226	15,396
	2009	$8.226	$10.097	12,397
	2010	$10.097	$11.354	11,094
	2011	$11.354	$11.014	10,547
	2012	$11.014	$12.620	9,524
	2013	$12.620	$16.005	8,934
	2014	$16.005	$16.799	7,142
	2015	$16.799	$15.293	4,302

UIF Growth Portfolio, Class II
	2006	$11.681	$11.884	0
	2007	$11.884	$14.168	0
	2008	$14.168	$7.033	639
	2009	$7.033	$11.382	91
	2010	$11.382	$13.676	0
	2011	$13.676	$12.996	0
	2012	$12.996	$14.525	0
	2013	$14.525	$21.028	0
	2014	$21.028	$21.862	0
	2015	$21.862	$23.989	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.618	$19.724	21,655
	2007	$19.724	$15.989	16,605
	2008	$15.989	$9.705	28,148
	2009	$9.705	$12.221	27,005
	2010	$12.221	$15.514	21,492
	2011	$15.514	$16.065	20,907
	2012	$16.065	$18.202	10,394
	2013	$18.202	$18.151	11,006
	2014	$18.151	$23.022	10,132
	2015	$23.022	$22.996	9,026

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.567	$21.281	911
	2007	$21.281	$28.698	1,023
	2008	$28.698	$9.905	1,306
	2009	$9.905	$20.693	1,015
	2010	$20.693	$25.722	786
	2011	$25.722	$18.720	707
	2012	$18.720	$23.813	683
	2013	$23.813	$26.142	660
	2014	$26.142	$25.513	63
	2015	$25.513	$21.504	54

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.403	$22.454	3,267
	2007	$22.454	$31.982	1,677
	2008	$31.982	$16.885	1,656
	2009	$16.885	$26.067	1,045
	2010	$26.067	$33.015	695
	2011	$33.015	$27.033	673
	2012	$27.033	$27.388	588
	2013	$27.388	$29.668	1,089
	2014	$29.668	$23.519	1,135
	2015	$23.519	$15.339	934

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.681	$10.309	405
	2007	$10.309	$10.511	431
	2008	$10.511	$8.952	551
	2009	$8.952	$9.989	624
	2010	$9.989	$10.277	705
	2011	$10.277	$9.843	778
	2012	$9.843	$9.774	598
	2013	$9.774	$10.062	211
	2014	$10.062	$9.756	224
	2015	$9.756	$9.640	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.966	$11.859	5,390
	2007	$11.859	$11.582	5,889
	2008	$11.582	$7.845	12,802
	2009	$7.845	$11.905	7,831
	2010	$11.905	$13.381	5,059
	2011	$13.381	$13.281	4,409
	2012	$13.281	$15.367	3,988
	2013	$15.367	$15.972	3,355
	2014	$15.972	$15.417	2,056
	2015	$15.417	$14.190	844

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.353	$13.230	7,804
	2007	$13.230	$17.259	5,808
	2008	$17.259	$9.253	4,939
	2009	$9.253	$13.657	2,028
	2010	$13.657	$15.200	1,468
	2011	$15.200	$14.796	1,417
	2012	$14.796	$17.084	2,056
	2013	$17.084	$22.556	1,248
	2014	$22.556	$25.065	1,796
	2015	$25.065	$26.003	1,479

Alger Large Cap Growth Portfolio - Class S
	2006	$10.984	$11.287	5,275
	2007	$11.287	$13.225	5,002
	2008	$13.225	$6.957	3,946
	2009	$6.957	$10.034	874
	2010	$10.034	$11.096	665
	2011	$11.096	$10.786	638
	2012	$10.786	$11.556	637
	2013	$11.556	$15.232	635
	2014	$15.232	$16.496	633
	2015	$16.496	$16.376	621

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.330	$12.196	6,408
	2007	$12.196	$15.680	8,470
	2008	$15.680	$6.378	7,069
	2009	$6.378	$9.452	7,168
	2010	$9.452	$11.007	5,739
	2011	$11.007	$9.856	4,139
	2012	$9.856	$11.168	2,232
	2013	$11.168	$14.812	435
	2014	$14.812	$15.608	436
	2015	$15.608	$14.999	425

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.463	21,243
	2008	$9.463	$5.878	448
	2009	$5.878	$7.448	3,641
	2010	$7.448	$8.507	1,483
	2011	$8.507	$7.817	1,312
	2012	$7.817	$8.803	1,311
	2013	$8.803	$11.396	989
	2014	$11.396	$12.203	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.702	13,748
	2008	$9.702	$6.117	7,386
	2009	$6.117	$7.460	7,097
	2010	$7.460	$7.999	14,533
	2011	$7.999	$8.223	13,756
	2012	$8.223	$9.384	703
	2013	$9.384	$12.166	430
	2014	$12.166	$13.312	1,326
	2015	$13.312	$12.665	1,341

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.319	$10.829	16,458
	2007	$10.829	$12.216	15,388
	2008	$12.216	$8.506	10,597
	2009	$8.506	$10.728	7,371
	2010	$10.728	$11.976	7,273
	2011	$11.976	$11.401	7,364
	2012	$11.401	$12.533	6,400
	2013	$12.533	$14.159	6,393
	2014	$14.159	$14.637	6,065
	2015	$14.637	$14.328	5,911

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.930	$14.113	65,282
	2007	$14.113	$16.214	54,574
	2008	$16.214	$9.101	28,684
	2009	$9.101	$12.077	21,642
	2010	$12.077	$13.832	17,751
	2011	$13.832	$13.171	14,157
	2012	$13.171	$14.983	6,476
	2013	$14.983	$19.219	3,804
	2014	$19.219	$21.019	3,788
	2015	$21.019	$20.673	3,118

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.138	$13.084	32,295
	2007	$13.084	$12.978	31,313
	2008	$12.978	$7.269	14,731
	2009	$7.269	$9.248	12,029
	2010	$9.248	$10.410	9,669
	2011	$10.410	$10.264	9,681
	2012	$10.264	$11.767	8,786
	2013	$11.767	$14.734	6,595
	2014	$14.734	$15.655	5,794
	2015	$15.655	$14.684	3,751

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.968	$10.215	30,026
	2007	$10.215	$10.501	28,575
	2008	$10.501	$10.570	20,703
	2009	$10.570	$10.403	22,027
	2010	$10.403	$10.197	20,364
	2011	$10.197	$9.989	27,521
	2012	$9.989	$9.785	40,094
	2013	$9.785	$9.585	9,189
	2014	$9.585	$9.390	7,866
	2015	$9.390	$9.198	5,306

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.071	$10.514	16,300
	2007	$10.514	$13.043	14,847
	2008	$13.043	$6.731	16,962
	2009	$6.731	$8.437	14,390
	2010	$8.437	$10.236	12,852
	2011	$10.236	$10.023	11,841
	2012	$10.023	$11.231	4,964
	2013	$11.231	$14.962	5,245
	2014	$14.962	$16.269	5,133
	2015	$16.269	$17.036	4,161

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.855	$12.275	38,468
	2007	$12.275	$12.645	32,864
	2008	$12.645	$7.783	23,795
	2009	$7.783	$9.629	21,289
	2010	$9.629	$10.821	19,513
	2011	$10.821	$10.788	16,944
	2012	$10.788	$12.218	13,671
	2013	$12.218	$15.787	6,520
	2014	$15.787	$17.518	6,022
	2015	$17.518	$17.345	3,348

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.130	$10.334	16,968
	2007	$10.334	$10.534	17,831
	2008	$10.534	$9.961	18,708
	2009	$9.961	$11.266	15,260
	2010	$11.266	$11.868	13,587
	2011	$11.868	$12.443	12,365
	2012	$12.443	$12.871	8,174
	2013	$12.871	$12.346	6,594
	2014	$12.346	$12.772	6,370
	2015	$12.772	$12.404	7,499

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.637	$14.579	18,288
	2007	$14.579	$16.713	19,041
	2008	$16.713	$9.174	11,572
	2009	$9.174	$11.341	10,646
	2010	$11.341	$12.534	10,245
	2011	$12.534	$10.149	10,325
	2012	$10.149	$11.966	9,298
	2013	$11.966	$15.257	3,568
	2014	$15.257	$13.704	3,357
	2015	$13.704	$13.865	2,679

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.696	48

Guggenheim VIF Long Short Equity Fund
	2006	$11.730	$12.798	5,343
	2007	$12.798	$15.385	6,713
	2008	$15.385	$8.931	1,114
	2009	$8.931	$11.135	1,695
	2010	$11.135	$12.130	1,279
	2011	$12.130	$11.102	1,380
	2012	$11.102	$11.355	1,699
	2013	$11.355	$13.064	1,146
	2014	$13.064	$13.154	618
	2015	$13.154	$13.047	621

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.183	532
	2013	$9.183	$12.575	412
	2014	$12.575	$13.323	118
	2015	$13.323	$13.670	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.887	$11.311	2,569
	2007	$11.311	$12.377	2,321
	2008	$12.377	$6.956	778
	2009	$6.956	$8.224	764
	2010	$8.224	$9.281	526
	2011	$9.281	$8.353	534
	2012	$8.353	$9.570	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.748	522
	2007	$10.748	$11.356	518
	2008	$11.356	$7.750	699
	2009	$7.750	$9.716	575
	2010	$9.716	$10.397	574
	2011	$10.397	$10.154	574
	2012	$10.154	$11.300	419
	2013	$11.300	$14.271	223
	2014	$14.271	$15.075	223
	2015	$15.075	$13.880	1,430

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.546	5,139
	2012	$11.546	$11.560	2,171
	2013	$11.560	$10.999	1,790
	2014	$10.999	$11.192	1,709
	2015	$11.192	$10.969	1,582

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.835	$13.445	37,978
	2007	$13.445	$13.500	35,763
	2008	$13.500	$8.964	17,848
	2009	$8.964	$10.897	15,212
	2010	$10.897	$11.975	13,218
	2011	$11.975	$11.464	11,010
	2012	$11.464	$12.840	7,532
	2013	$12.840	$16.824	4,765
	2014	$16.824	$18.121	4,179
	2015	$18.121	$17.161	3,396

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.472	$12.471	25,889
	2007	$12.471	$13.348	24,088
	2008	$13.348	$9.325	16,857
	2009	$9.325	$11.860	15,391
	2010	$11.860	$13.218	14,593
	2011	$13.218	$12.105	15,355
	2012	$12.105	$13.116	9,134
	2013	$13.116	$16.504	3,559
	2014	$16.504	$16.839	3,521
	2015	$16.839	$15.788	3,362

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.016	$12.350	2,086
	2007	$12.350	$14.224	1,839
	2008	$14.224	$7.407	1,437
	2009	$7.407	$11.345	874
	2010	$11.345	$14.144	883
	2011	$14.144	$12.557	97
	2012	$12.557	$13.729	107
	2013	$13.729	$18.370	825
	2014	$18.370	$19.378	121
	2015	$19.378	$19.178	127

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.025	$12.197	19,411
	2007	$12.197	$12.109	15,658
	2008	$12.109	$5.704	12,250
	2009	$5.704	$8.255	6,812
	2010	$8.255	$8.647	4,371
	2011	$8.647	$8.182	4,481
	2012	$8.182	$9.429	5,496
	2013	$9.429	$12.309	3,524
	2014	$12.309	$12.827	3,218
	2015	$12.827	$11.225	3,362

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.239	$10.342	3,263
	2007	$10.342	$10.839	2,127
	2008	$10.839	$10.778	5,873
	2009	$10.778	$10.648	9,644
	2010	$10.648	$10.939	7,000
	2011	$10.939	$10.980	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.830	1,406
	2009	$6.830	$11.981	1,360
	2010	$11.981	$14.671	1,240
	2011	$14.671	$9.724	1,064
	2012	$9.724	$10.779	1,038
	2013	$10.779	$12.066	962
	2014	$12.066	$10.388	381
	2015	$10.388	$9.279	251

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.101	$13.639	14,006
	2007	$13.639	$14.316	15,868
	2008	$14.316	$10.110	13,049
	2009	$10.110	$13.163	9,890
	2010	$13.163	$14.874	9,661
	2011	$14.874	$14.136	8,312
	2012	$14.136	$15.339	3,084
	2013	$15.339	$18.903	1,933
	2014	$18.903	$20.078	1,535
	2015	$20.078	$18.941	1,164

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.921	$13.038	588
	2007	$13.038	$11.989	2,069
	2008	$11.989	$7.525	4,642
	2009	$7.525	$7.115	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.133	$12.041	13,595
	2007	$12.041	$13.006	7,497
	2008	$13.006	$10.693	3,192
	2009	$10.693	$13.154	6,741
	2010	$13.154	$13.930	7,821
	2011	$13.930	$13.830	4,084
	2012	$13.830	$15.358	3,986
	2013	$15.358	$18.022	2,809
	2014	$18.022	$19.107	2,696
	2015	$19.107	$18.792	3,722

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.701	$13.532	5,236
	2007	$13.532	$15.672	4,867
	2008	$15.672	$14.715	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.587	$13.454	6,506
	2007	$13.454	$18.004	9,883
	2008	$18.004	$9.821	13,194
	2009	$9.821	$14.046	8,055
	2010	$14.046	$14.649	5,350
	2011	$14.649	$13.354	2,516
	2012	$13.354	$16.200	3,133
	2013	$16.200	$20.769	2,214
	2014	$20.769	$22.066	1,722
	2015	$22.066	$24.193	1,839

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.240	$13.281	11,852
	2007	$13.281	$13.804	13,172
	2008	$13.804	$8.621	12,292
	2009	$8.621	$10.349	10,291

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.422	$12.033	18,963

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.745	$12.393	10,825

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.046	897

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.984	4,199
	2014	$14.984	$15.049	3,546
	2015	$15.049	$14.088	4,659

MFS® High Income Series - Service Class
	2006	$10.579	$11.398	21,030
	2007	$11.398	$11.335	19,692
	2008	$11.335	$7.921	11,168
	2009	$7.921	$11.267	9,015
	2010	$11.267	$12.625	7,838
	2011	$12.625	$12.843	7,024
	2012	$12.843	$14.395	4,988
	2013	$14.395	$14.542	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.622	$11.165	13,353
	2007	$11.165	$12.140	9,913
	2008	$12.140	$7.493	4,412
	2009	$7.493	$10.209	2,701
	2010	$10.209	$11.216	2,642
	2011	$11.216	$11.027	2,727
	2012	$11.027	$12.602	1,793
	2013	$12.602	$16.054	862
	2014	$16.054	$17.472	1,647
	2015	$17.472	$17.605	0

MFS® Investors Trust Series - Service Class
	2006	$11.259	$12.429	7,250
	2007	$12.429	$13.394	7,065
	2008	$13.394	$8.757	5,233
	2009	$8.757	$10.855	4,087
	2010	$10.855	$11.789	3,740
	2011	$11.789	$11.269	3,834
	2012	$11.269	$13.116	3,695
	2013	$13.116	$16.925	3,266
	2014	$16.925	$18.354	2,842
	2015	$18.354	$17.969	693

MFS® New Discovery Series - Service Class
	2006	$10.165	$11.245	5,573
	2007	$11.245	$11.261	6,678
	2008	$11.261	$6.671	6,557
	2009	$6.671	$10.645	5,377
	2010	$10.645	$14.175	4,770
	2011	$14.175	$12.428	4,558
	2012	$12.428	$14.716	3,674
	2013	$14.716	$20.357	999
	2014	$20.357	$18.445	346
	2015	$18.445	$17.679	290

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.767	$11.773	46,523
	2007	$11.773	$11.984	45,867
	2008	$11.984	$9.118	18,184
	2009	$9.118	$10.514	16,873
	2010	$10.514	$11.291	13,631
	2011	$11.291	$11.235	13,093
	2012	$11.235	$12.208	12,684
	2013	$12.208	$14.198	6,739
	2014	$14.198	$15.053	5,131
	2015	$15.053	$14.659	4,279

MFS® Value Series - Service Class
	2006	$11.579	$13.668	3,375
	2007	$13.668	$14.403	4,439
	2008	$14.403	$9.488	4,064
	2009	$9.488	$11.380	2,246
	2010	$11.380	$12.397	2,145
	2011	$12.397	$12.087	2,041
	2012	$12.087	$13.719	1,937
	2013	$13.719	$18.221	517
	2014	$18.221	$19.669	168
	2015	$19.669	$19.086	167

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.667	$11.737	531
	2007	$11.737	$12.189	623
	2008	$12.189	$6.063	0
	2009	$6.063	$7.855	0
	2010	$7.855	$9.784	1,447
	2011	$9.784	$9.664	1,352
	2012	$9.664	$10.996	334
	2013	$10.996	$14.607	897
	2014	$14.607	$15.098	0
	2015	$15.098	$15.727	942

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.644	$14.536	28,756
	2007	$14.536	$15.102	24,221
	2008	$15.102	$8.826	20,906
	2009	$8.826	$12.048	17,303
	2010	$12.048	$13.654	14,202
	2011	$13.654	$12.234	11,596
	2012	$12.234	$14.493	6,873
	2013	$14.493	$18.028	4,025
	2014	$18.028	$18.022	3,270
	2015	$18.022	$18.301	2,270

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.091	$13.580	28,061
	2007	$13.580	$13.115	28,280
	2008	$13.115	$7.964	18,816
	2009	$7.964	$10.678	15,659
	2010	$10.678	$12.870	13,843
	2011	$12.870	$12.307	11,660
	2012	$12.307	$14.184	5,710
	2013	$14.184	$19.537	4,737
	2014	$19.537	$21.367	3,371
	2015	$21.367	$19.653	2,987

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.624	$10.635	13,005
	2007	$10.635	$10.794	15,131
	2008	$10.794	$10.321	11,021
	2009	$10.321	$11.690	6,222
	2010	$11.690	$12.423	4,591
	2011	$12.423	$12.992	3,728
	2012	$12.992	$14.106	2,370
	2013	$14.106	$13.886	2,142
	2014	$13.886	$15.119	1,977
	2015	$15.119	$14.853	655

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.960	$10.207	22,094
	2007	$10.207	$10.485	16,495
	2008	$10.485	$10.501	25,951
	2009	$10.501	$10.298	21,518
	2010	$10.298	$10.092	20,683
	2011	$10.092	$9.891	15,450
	2012	$9.891	$9.694	11,457
	2013	$9.694	$9.501	10,361
	2014	$9.501	$9.307	10,612
	2015	$9.307	$9.118	12,648

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.528	$10.385	44,452
	2007	$10.385	$11.258	45,476
	2008	$11.258	$10.251	121,212
	2009	$10.251	$11.887	109,743
	2010	$11.887	$12.588	97,258
	2011	$12.588	$13.770	77,395
	2012	$13.770	$14.668	66,979
	2013	$14.668	$13.043	57,681
	2014	$13.043	$13.171	37,282
	2015	$13.171	$12.552	26,013

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.252	$10.429	53,599
	2007	$10.429	$11.110	64,026
	2008	$11.110	$11.407	69,955
	2009	$11.407	$12.745	64,059
	2010	$12.745	$13.497	59,081
	2011	$13.497	$13.699	51,186
	2012	$13.699	$14.704	36,817
	2013	$14.704	$14.120	30,827
	2014	$14.120	$14.422	42,782
	2015	$14.422	$14.190	25,093

Premier VIT OpCap Balanced Portfolio
	2006	$10.822	$11.746	11,704
	2007	$11.746	$10.993	10,598
	2008	$10.993	$7.410	2,774
	2009	$7.410	$7.133	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.433	$11.382	8,906
	2007	$11.382	$11.853	8,240
	2008	$11.853	$10.706	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.785	$11.550	36,982
	2007	$11.550	$12.725	37,232
	2008	$12.725	$7.148	19,376
	2009	$7.148	$9.927	13,870
	2010	$9.927	$11.279	12,522
	2011	$11.279	$11.199	12,448
	2012	$11.199	$12.933	8,282
	2013	$12.933	$17.843	6,193
	2014	$17.843	$19.022	5,144
	2015	$19.022	$20.644	6,153

T. Rowe Price Equity Income Portfolio - II
	2006	$11.208	$13.026	58,001
	2007	$13.026	$13.145	54,480
	2008	$13.145	$8.206	36,500
	2009	$8.206	$10.067	27,840
	2010	$10.067	$11.314	23,674
	2011	$11.314	$10.970	19,401
	2012	$10.970	$12.563	12,275
	2013	$12.563	$15.924	4,907
	2014	$15.924	$16.705	4,629
	2015	$16.705	$15.200	5,280

UIF Growth Portfolio, Class II
	2006	$11.669	$11.866	3,578
	2007	$11.866	$14.140	3,694
	2008	$14.140	$7.015	2,023
	2009	$7.015	$11.347	2,446
	2010	$11.347	$13.628	2,214
	2011	$13.628	$12.944	2,197
	2012	$12.944	$14.459	1,483
	2013	$14.459	$20.922	1,983
	2014	$20.922	$21.741	1,426
	2015	$21.741	$23.844	1,339

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.604	$19.695	21,823
	2007	$19.695	$15.957	23,853
	2008	$15.957	$9.681	24,317
	2009	$9.681	$12.184	20,226
	2010	$12.184	$15.459	17,238
	2011	$15.459	$16.000	14,273
	2012	$16.000	$18.120	9,838
	2013	$18.120	$18.059	7,340
	2014	$18.059	$22.894	5,327
	2015	$22.894	$22.856	3,442

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.552	$21.250	7,274
	2007	$21.250	$28.641	5,309
	2008	$28.641	$9.880	4,980
	2009	$9.880	$20.630	2,624
	2010	$20.630	$25.632	1,575
	2011	$25.632	$18.645	1,059
	2012	$18.645	$23.705	1,485
	2013	$23.705	$26.010	358
	2014	$26.010	$25.371	347
	2015	$25.371	$21.374	340

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.385	$22.421	8,066
	2007	$22.421	$31.918	7,757
	2008	$31.918	$16.843	10,186
	2009	$16.843	$25.989	9,994
	2010	$25.989	$32.899	9,244
	2011	$32.899	$26.924	8,702
	2012	$26.924	$27.264	6,869
	2013	$27.264	$29.518	6,579
	2014	$29.518	$23.389	6,538
	2015	$23.389	$15.246	3,700

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.672	$10.294	1,039
	2007	$10.294	$10.490	424
	2008	$10.490	$8.929	1,438
	2009	$8.929	$9.959	661
	2010	$9.959	$10.240	542
	2011	$10.240	$9.803	1,787
	2012	$9.803	$9.730	818
	2013	$9.730	$10.011	535
	2014	$10.011	$9.702	473
	2015	$9.702	$9.584	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.955	$11.841	28,744
	2007	$11.841	$11.559	21,319
	2008	$11.559	$7.825	16,131
	2009	$7.825	$11.869	12,323
	2010	$11.869	$13.334	9,916
	2011	$13.334	$13.228	7,926
	2012	$13.228	$15.298	2,612
	2013	$15.298	$15.892	1,745
	2014	$15.892	$15.331	1,335
	2015	$15.331	$14.104	555

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.342	$13.210	1,034
	2007	$13.210	$17.224	2,628
	2008	$17.224	$9.229	2,212
	2009	$9.229	$13.616	1,983
	2010	$13.616	$15.146	4,601
	2011	$15.146	$14.736	2,012
	2012	$14.736	$17.007	1,971
	2013	$17.007	$22.442	555
	2014	$22.442	$24.926	289
	2015	$24.926	$25.845	265

Alger Large Cap Growth Portfolio - Class S
	2006	$10.974	$11.270	3,463
	2007	$11.270	$13.199	2,296
	2008	$13.199	$6.939	1,813
	2009	$6.939	$10.003	271
	2010	$10.003	$11.057	268
	2011	$11.057	$10.743	265
	2012	$10.743	$11.503	272
	2013	$11.503	$15.155	245
	2014	$15.155	$16.404	231
	2015	$16.404	$16.277	222

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.319	$12.177	6,020
	2007	$12.177	$15.648	3,822
	2008	$15.648	$6.362	6,222
	2009	$6.362	$9.424	3,353
	2010	$9.424	$10.968	3,421
	2011	$10.968	$9.816	3,589
	2012	$9.816	$11.117	2,501
	2013	$11.117	$14.737	2,348
	2014	$14.737	$15.521	1,965
	2015	$15.521	$14.908	1,938

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.459	0
	2008	$9.459	$5.873	157
	2009	$5.873	$7.438	131
	2010	$7.438	$8.491	124
	2011	$8.491	$7.798	31
	2012	$7.798	$8.777	0
	2013	$8.777	$11.357	0
	2014	$11.357	$12.156	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.698	0
	2008	$9.698	$6.112	42
	2009	$6.112	$7.450	40
	2010	$7.450	$7.984	41
	2011	$7.984	$8.204	40
	2012	$8.204	$9.356	37
	2013	$9.356	$12.125	30
	2014	$12.125	$13.260	28
	2015	$13.260	$12.609	29

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.309	$10.813	5,143
	2007	$10.813	$12.191	4,840
	2008	$12.191	$8.485	5,702
	2009	$8.485	$10.696	5,339
	2010	$10.696	$11.934	4,968
	2011	$11.934	$11.355	4,752
	2012	$11.355	$12.476	4,536
	2013	$12.476	$14.087	1,772
	2014	$14.087	$14.555	1,675
	2015	$14.555	$14.241	1,598

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.917	$14.092	7,143
	2007	$14.092	$16.182	6,925
	2008	$16.182	$9.079	8,088
	2009	$9.079	$12.040	5,836
	2010	$12.040	$13.783	5,460
	2011	$13.783	$13.118	5,899
	2012	$13.118	$14.915	4,859
	2013	$14.915	$19.122	2,889
	2014	$19.122	$20.902	1,185
	2015	$20.902	$20.548	1,001

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.127	$13.065	5,812
	2007	$13.065	$12.952	6,302
	2008	$12.952	$7.251	8,265
	2009	$7.251	$9.220	8,091
	2010	$9.220	$10.373	2,975
	2011	$10.373	$10.222	3,658
	2012	$10.222	$11.714	1,891
	2013	$11.714	$14.659	915
	2014	$14.659	$15.568	904
	2015	$15.568	$14.595	194

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.958	$10.200	24,171
	2007	$10.200	$10.480	30,601
	2008	$10.480	$10.544	32,210
	2009	$10.544	$10.371	10,057
	2010	$10.371	$10.161	9,033
	2011	$10.161	$9.949	8,566
	2012	$9.949	$9.740	6,620
	2013	$9.740	$9.537	6,875
	2014	$9.537	$9.337	6,061
	2015	$9.337	$9.142	5,209

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.062	$10.498	1,785
	2007	$10.498	$13.016	1,329
	2008	$13.016	$6.714	2,303
	2009	$6.714	$8.411	2,571
	2010	$8.411	$10.200	2,136
	2011	$10.200	$9.983	2,695
	2012	$9.983	$11.180	2,041
	2013	$11.180	$14.886	736
	2014	$14.886	$16.179	736
	2015	$16.179	$16.933	735

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.845	$12.257	10,988
	2007	$12.257	$12.620	9,871
	2008	$12.620	$7.764	12,992
	2009	$7.764	$9.600	8,947
	2010	$9.600	$10.782	5,824
	2011	$10.782	$10.745	5,859
	2012	$10.745	$12.163	5,695
	2013	$12.163	$15.707	3,948
	2014	$15.707	$17.421	3,697
	2015	$17.421	$17.240	3,189

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.120	$10.318	8,068
	2007	$10.318	$10.513	6,914
	2008	$10.513	$9.936	8,137
	2009	$9.936	$11.232	6,423
	2010	$11.232	$11.826	5,419
	2011	$11.826	$12.393	4,604
	2012	$12.393	$12.812	6,424
	2013	$12.812	$12.284	6,268
	2014	$12.284	$12.701	3,217
	2015	$12.701	$12.329	3,182

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.625	$14.557	2,853
	2007	$14.557	$16.680	2,153
	2008	$16.680	$9.151	4,791
	2009	$9.151	$11.307	4,373
	2010	$11.307	$12.490	4,191
	2011	$12.490	$10.108	4,816
	2012	$10.108	$11.912	4,431
	2013	$11.912	$15.180	3,690
	2014	$15.180	$13.628	3,983
	2015	$13.628	$13.781	2,835

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.693	1,735

Guggenheim VIF Long Short Equity Fund
	2006	$11.718	$12.779	917
	2007	$12.779	$15.355	0
	2008	$15.355	$8.908	1
	2009	$8.908	$11.102	409
	2010	$11.102	$12.087	183
	2011	$12.087	$11.057	483
	2012	$11.057	$11.304	119
	2013	$11.304	$12.999	3
	2014	$12.999	$13.081	3
	2015	$13.081	$12.968	3

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.142	367
	2013	$9.142	$12.511	312
	2014	$12.511	$13.249	256
	2015	$13.249	$13.587	247

Invesco V.I. Capital Appreciation - Series II
	2006	$10.877	$11.294	712
	2007	$11.294	$12.353	712
	2008	$12.353	$6.938	142
	2009	$6.938	$8.200	142
	2010	$8.200	$9.248	142
	2011	$9.248	$8.320	142
	2012	$8.320	$9.530	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.745	1,759
	2007	$10.745	$11.347	2,640
	2008	$11.347	$7.740	4,163
	2009	$7.740	$9.698	3,963
	2010	$9.698	$10.372	2,964
	2011	$10.372	$10.125	2,895
	2012	$10.125	$11.261	2,774
	2013	$11.261	$14.215	1,761
	2014	$14.215	$15.008	1,751
	2015	$15.008	$13.811	1,764

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.500	772
	2012	$11.500	$11.507	395
	2013	$11.507	$10.944	66
	2014	$10.944	$11.130	68
	2015	$11.130	$10.903	67

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.823	$13.425	10,060
	2007	$13.425	$13.473	9,712
	2008	$13.473	$8.941	10,380
	2009	$8.941	$10.864	10,965
	2010	$10.864	$11.932	8,005
	2011	$11.932	$11.418	7,975
	2012	$11.418	$12.782	6,919
	2013	$12.782	$16.739	4,188
	2014	$16.739	$18.020	3,396
	2015	$18.020	$17.057	2,218

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.461	$12.453	3,507
	2007	$12.453	$13.322	3,950
	2008	$13.322	$9.301	5,011
	2009	$9.301	$11.824	3,173
	2010	$11.824	$13.171	2,724
	2011	$13.171	$12.057	2,761
	2012	$12.057	$13.056	2,318
	2013	$13.056	$16.420	1,920
	2014	$16.420	$16.746	1,919
	2015	$16.746	$15.692	1,008

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.004	$12.331	224
	2007	$12.331	$14.196	759
	2008	$14.196	$7.388	908
	2009	$7.388	$11.311	1,675
	2010	$11.311	$14.094	3,034
	2011	$14.094	$12.507	2,939
	2012	$12.507	$13.667	2,829
	2013	$13.667	$18.278	847
	2014	$18.278	$19.270	847
	2015	$19.270	$19.062	847

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.014	$12.179	4,656
	2007	$12.179	$12.085	3,415
	2008	$12.085	$5.690	5,172
	2009	$5.690	$8.230	4,860
	2010	$8.230	$8.616	5,990
	2011	$8.616	$8.149	5,975
	2012	$8.149	$9.386	5,884
	2013	$9.386	$12.247	2,659
	2014	$12.247	$12.755	2,593
	2015	$12.755	$11.157	1,731

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.229	$10.326	2,059
	2007	$10.326	$10.818	2,154
	2008	$10.818	$10.751	3,095
	2009	$10.751	$10.616	1,679
	2010	$10.616	$10.900	967
	2011	$10.900	$10.940	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.813	1,692
	2009	$6.813	$11.945	1,598
	2010	$11.945	$14.620	1,557
	2011	$14.620	$9.684	1,556
	2012	$9.684	$10.730	1,556
	2013	$10.730	$12.005	54
	2014	$12.005	$10.330	3
	2015	$10.330	$9.223	3

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.089	$13.619	5,181
	2007	$13.619	$14.287	5,577
	2008	$14.287	$10.085	7,350
	2009	$10.085	$13.123	5,424
	2010	$13.123	$14.822	4,331
	2011	$14.822	$14.079	4,570
	2012	$14.079	$15.270	3,154
	2013	$15.270	$18.807	1,580
	2014	$18.807	$19.966	1,460
	2015	$19.966	$18.826	297

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.918	$13.027	0
	2007	$13.027	$11.972	533
	2008	$11.972	$7.511	1,246
	2009	$7.511	$7.100	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.122	$12.023	5,105
	2007	$12.023	$12.980	5,025
	2008	$12.980	$10.666	7,141
	2009	$10.666	$13.114	5,509
	2010	$13.114	$13.881	5,233
	2011	$13.881	$13.774	4,968
	2012	$13.774	$15.288	4,189
	2013	$15.288	$17.931	1,518
	2014	$17.931	$19.001	1,378
	2015	$19.001	$18.678	1,279

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.690	$13.512	1,202
	2007	$13.512	$15.641	1,543
	2008	$15.641	$14.684	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.575	$13.434	373
	2007	$13.434	$17.968	330
	2008	$17.968	$9.796	866
	2009	$9.796	$14.003	620
	2010	$14.003	$14.598	619
	2011	$14.598	$13.300	1,081
	2012	$13.300	$16.126	849
	2013	$16.126	$20.664	825
	2014	$20.664	$21.943	775
	2015	$21.943	$24.047	767

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.228	$13.261	1,725
	2007	$13.261	$13.777	180
	2008	$13.777	$8.599	577
	2009	$8.599	$10.317	366

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.411	$12.016	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.734	$12.375	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.943	1,274

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.908	857
	2014	$14.908	$14.965	229
	2015	$14.965	$14.003	36

MFS® High Income Series - Service Class
	2006	$10.569	$11.382	6,663
	2007	$11.382	$11.313	6,648
	2008	$11.313	$7.901	6,496
	2009	$7.901	$11.233	5,026
	2010	$11.233	$12.580	5,042
	2011	$12.580	$12.791	4,713
	2012	$12.791	$14.329	3,878
	2013	$14.329	$14.471	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.611	$11.148	4,405
	2007	$11.148	$12.116	2,004
	2008	$12.116	$7.475	3,472
	2009	$7.475	$10.179	3,243
	2010	$10.179	$11.176	2,796
	2011	$11.176	$10.982	2,786
	2012	$10.982	$12.545	2,726
	2013	$12.545	$15.973	1,815
	2014	$15.973	$17.375	1,731
	2015	$17.375	$17.505	0

MFS® Investors Trust Series - Service Class
	2006	$11.248	$12.411	814
	2007	$12.411	$13.367	793
	2008	$13.367	$8.735	791
	2009	$8.735	$10.822	1,337
	2010	$10.822	$11.748	1,213
	2011	$11.748	$11.224	1,043
	2012	$11.224	$13.057	902
	2013	$13.057	$16.839	610
	2014	$16.839	$18.252	0
	2015	$18.252	$17.860	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.155	$11.228	759
	2007	$11.228	$11.239	1,315
	2008	$11.239	$6.654	1,853
	2009	$6.654	$10.613	2,483
	2010	$10.613	$14.125	3,909
	2011	$14.125	$12.378	3,841
	2012	$12.378	$14.650	3,317
	2013	$14.650	$20.254	1,253
	2014	$20.254	$18.342	1,253
	2015	$18.342	$17.572	1,029

MFS® Total Return Series - Service Class
	2006	$10.757	$11.756	11,256
	2007	$11.756	$11.960	9,968
	2008	$11.960	$9.095	12,294
	2009	$9.095	$10.483	10,700
	2010	$10.483	$11.251	7,267
	2011	$11.251	$11.190	6,824
	2012	$11.190	$12.152	6,209
	2013	$12.152	$14.127	3,354
	2014	$14.127	$14.969	3,070
	2015	$14.969	$14.570	2,726

MFS® Value Series - Service Class
	2006	$11.568	$13.648	1,104
	2007	$13.648	$14.374	1,093
	2008	$14.374	$9.464	1,222
	2009	$9.464	$11.346	1,559
	2010	$11.346	$12.354	1,111
	2011	$12.354	$12.038	1,032
	2012	$12.038	$13.657	959
	2013	$13.657	$18.129	0
	2014	$18.129	$19.560	0
	2015	$19.560	$18.970	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.663	$11.727	193
	2007	$11.727	$12.172	794
	2008	$12.172	$6.052	684
	2009	$6.052	$7.836	523
	2010	$7.836	$9.756	2,804
	2011	$9.756	$9.631	2,573
	2012	$9.631	$10.953	2,360
	2013	$10.953	$14.543	1,669
	2014	$14.543	$15.024	0
	2015	$15.024	$15.642	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.632	$14.515	6,487
	2007	$14.515	$15.072	6,311
	2008	$15.072	$8.804	5,985
	2009	$8.804	$12.012	5,293
	2010	$12.012	$13.606	6,574
	2011	$13.606	$12.185	6,427
	2012	$12.185	$14.428	5,383
	2013	$14.428	$17.937	1,486
	2014	$17.937	$17.922	1,473
	2015	$17.922	$18.190	708

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.079	$13.560	7,267
	2007	$13.560	$13.089	4,830
	2008	$13.089	$7.944	5,504
	2009	$7.944	$10.645	4,884
	2010	$10.645	$12.825	4,510
	2011	$12.825	$12.257	4,369
	2012	$12.257	$14.119	3,783
	2013	$14.119	$19.438	1,595
	2014	$19.438	$21.248	1,556
	2015	$21.248	$19.534	664

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.614	$10.619	2,026
	2007	$10.619	$10.772	1,728
	2008	$10.772	$10.295	1,059
	2009	$10.295	$11.654	1,204
	2010	$11.654	$12.379	1,213
	2011	$12.379	$12.940	1,135
	2012	$12.940	$14.042	1,141
	2013	$14.042	$13.816	1,311
	2014	$13.816	$15.035	1,265
	2015	$15.035	$14.763	989

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.951	$10.192	15,970
	2007	$10.192	$10.464	18,821
	2008	$10.464	$10.475	33,726
	2009	$10.475	$10.267	27,652
	2010	$10.267	$10.056	15,987
	2011	$10.056	$9.851	12,817
	2012	$9.851	$9.650	6,341
	2013	$9.650	$9.453	1,699
	2014	$9.453	$9.255	1,361
	2015	$9.255	$9.063	1,294

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.517	$10.370	5,230
	2007	$10.370	$11.235	5,419
	2008	$11.235	$10.225	6,340
	2009	$10.225	$11.852	6,080
	2010	$11.852	$12.544	9,891
	2011	$12.544	$13.715	5,329
	2012	$13.715	$14.602	5,449
	2013	$14.602	$12.977	2,808
	2014	$12.977	$13.097	2,789
	2015	$13.097	$12.476	2,606

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.242	$10.414	6,523
	2007	$10.414	$11.088	2,733
	2008	$11.088	$11.378	6,794
	2009	$11.378	$12.707	6,216
	2010	$12.707	$13.450	6,982
	2011	$13.450	$13.643	3,449
	2012	$13.643	$14.637	4,378
	2013	$14.637	$14.049	3,476
	2014	$14.049	$14.342	3,390
	2015	$14.342	$14.104	3,316

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.813	$11.730	64
	2007	$11.730	$10.973	0
	2008	$10.973	$7.393	997
	2009	$7.393	$7.115	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.423	$11.365	4,697
	2007	$11.365	$11.829	3,683
	2008	$11.829	$10.685	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.774	$11.533	5,763
	2007	$11.533	$12.699	2,568
	2008	$12.699	$7.130	6,422
	2009	$7.130	$9.897	5,969
	2010	$9.897	$11.240	3,905
	2011	$11.240	$11.154	3,643
	2012	$11.154	$12.874	3,535
	2013	$12.874	$17.753	2,631
	2014	$17.753	$18.917	2,512
	2015	$18.917	$20.519	1,703

T. Rowe Price Equity Income Portfolio - II
	2006	$11.197	$13.007	10,239
	2007	$13.007	$13.118	9,210
	2008	$13.118	$8.185	12,005
	2009	$8.185	$10.036	11,529
	2010	$10.036	$11.274	8,979
	2011	$11.274	$10.926	8,687
	2012	$10.926	$12.506	7,853
	2013	$12.506	$15.843	5,577
	2014	$15.843	$16.612	4,765
	2015	$16.612	$15.108	3,761

UIF Growth Portfolio, Class II
	2006	$11.658	$11.849	3,691
	2007	$11.849	$14.111	3,603
	2008	$14.111	$6.997	2,412
	2009	$6.997	$11.313	2,172
	2010	$11.313	$13.580	1,591
	2011	$13.580	$12.891	1,594
	2012	$12.891	$14.394	1,208
	2013	$14.394	$20.816	84
	2014	$20.816	$21.620	37
	2015	$21.620	$23.699	37

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.590	$19.666	1,356
	2007	$19.666	$15.925	2,742
	2008	$15.925	$9.657	3,507
	2009	$9.657	$12.148	2,547
	2010	$12.148	$15.405	2,238
	2011	$15.405	$15.936	2,373
	2012	$15.936	$18.037	1,697
	2013	$18.037	$17.968	219
	2014	$17.968	$22.767	157
	2015	$22.767	$22.718	63

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.536	$21.218	641
	2007	$21.218	$28.584	1,601
	2008	$28.584	$9.855	1,602
	2009	$9.855	$20.568	1,715
	2010	$20.568	$25.541	3,485
	2011	$25.541	$18.570	1,965
	2012	$18.570	$23.598	1,921
	2013	$23.598	$25.879	364
	2014	$25.879	$25.230	2
	2015	$25.230	$21.244	2

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.368	$22.387	357
	2007	$22.387	$31.855	1,233
	2008	$31.855	$16.800	1,461
	2009	$16.800	$25.911	1,612
	2010	$25.911	$32.783	2,593
	2011	$32.783	$26.816	1,214
	2012	$26.816	$27.140	1,183
	2013	$27.140	$29.369	355
	2014	$29.369	$23.259	331
	2015	$23.259	$15.154	2

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.662	$10.278	1,437
	2007	$10.278	$10.469	1,301
	2008	$10.469	$8.907	697
	2009	$8.907	$9.929	0
	2010	$9.929	$10.204	0
	2011	$10.204	$9.764	0
	2012	$9.764	$9.685	0
	2013	$9.685	$9.961	0
	2014	$9.961	$9.648	0
	2015	$9.648	$9.529	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.944	$11.824	6,018
	2007	$11.824	$11.536	4,563
	2008	$11.536	$7.806	5,887
	2009	$7.806	$11.833	3,715
	2010	$11.833	$13.287	3,300
	2011	$13.287	$13.174	3,215
	2012	$13.174	$15.228	2,775
	2013	$15.228	$15.812	3,045
	2014	$15.812	$15.246	2,703
	2015	$15.246	$14.018	2,407

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.05

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.331	$13.191	0
	2007	$13.191	$17.190	0
	2008	$17.190	$9.206	0
	2009	$9.206	$13.575	0
	2010	$13.575	$15.093	0
	2011	$15.093	$14.677	0
	2012	$14.677	$16.930	0
	2013	$16.930	$22.329	0
	2014	$22.329	$24.787	0
	2015	$24.787	$25.689	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.963	$11.254	0
	2007	$11.254	$13.172	0
	2008	$13.172	$6.922	0
	2009	$6.922	$9.973	0
	2010	$9.973	$11.018	0
	2011	$11.018	$10.700	0
	2012	$10.700	$11.451	0
	2013	$11.451	$15.079	0
	2014	$15.079	$16.313	0
	2015	$16.313	$16.178	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.308	$12.159	0
	2007	$12.159	$15.617	0
	2008	$15.617	$6.346	0
	2009	$6.346	$9.395	0
	2010	$9.395	$10.930	0
	2011	$10.930	$9.776	0
	2012	$9.776	$11.067	0
	2013	$11.067	$14.662	0
	2014	$14.662	$15.435	0
	2015	$15.435	$14.817	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.456	0
	2008	$9.456	$5.868	0
	2009	$5.868	$7.428	0
	2010	$7.428	$8.475	0
	2011	$8.475	$7.779	0
	2012	$7.779	$8.752	0
	2013	$8.752	$11.318	0
	2014	$11.318	$12.108	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.695	0
	2008	$9.695	$6.107	0
	2009	$6.107	$7.440	0
	2010	$7.440	$7.969	0
	2011	$7.969	$8.184	0
	2012	$8.184	$9.329	0
	2013	$9.329	$12.084	0
	2014	$12.084	$13.208	0
	2015	$13.208	$12.554	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.299	$10.797	0
	2007	$10.797	$12.167	0
	2008	$12.167	$8.464	0
	2009	$8.464	$10.664	0
	2010	$10.664	$11.892	0
	2011	$11.892	$11.309	0
	2012	$11.309	$12.419	0
	2013	$12.419	$14.016	0
	2014	$14.016	$14.475	0
	2015	$14.475	$14.155	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.905	$14.072	2,862
	2007	$14.072	$16.150	2,662
	2008	$16.150	$9.056	2,514
	2009	$9.056	$12.004	2,248
	2010	$12.004	$13.734	2,210
	2011	$13.734	$13.065	2,016
	2012	$13.065	$14.847	1,815
	2013	$14.847	$19.025	1,631
	2014	$19.025	$20.786	1,480
	2015	$20.786	$20.423	1,334

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.116	$13.046	377
	2007	$13.046	$12.926	361
	2008	$12.926	$7.233	336
	2009	$7.233	$9.192	324
	2010	$9.192	$10.337	0
	2011	$10.337	$10.181	0
	2012	$10.181	$11.661	0
	2013	$11.661	$14.585	0
	2014	$14.585	$15.482	0
	2015	$15.482	$14.507	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.948	$10.185	3,789
	2007	$10.185	$10.459	3,091
	2008	$10.459	$10.517	2,550
	2009	$10.517	$10.340	2,566
	2010	$10.340	$10.125	1,882
	2011	$10.125	$9.909	4,184
	2012	$9.909	$9.696	3,750
	2013	$9.696	$9.489	2,712
	2014	$9.489	$9.286	810
	2015	$9.286	$9.087	770

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.052	$10.483	0
	2007	$10.483	$12.991	0
	2008	$12.991	$6.697	0
	2009	$6.697	$8.386	0
	2010	$8.386	$10.164	0
	2011	$10.164	$9.943	0
	2012	$9.943	$11.130	0
	2013	$11.130	$14.811	0
	2014	$14.811	$16.089	0
	2015	$16.089	$16.830	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.834	$12.239	3,893
	2007	$12.239	$12.595	3,465
	2008	$12.595	$7.744	3,381
	2009	$7.744	$9.571	3,053
	2010	$9.571	$10.744	2,460
	2011	$10.744	$10.701	1,946
	2012	$10.701	$12.108	1,714
	2013	$12.108	$15.628	1,405
	2014	$15.628	$17.324	964
	2015	$17.324	$17.135	846

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.110	$10.303	229
	2007	$10.303	$10.492	224
	2008	$10.492	$9.911	218
	2009	$9.911	$11.198	87
	2010	$11.198	$11.785	0
	2011	$11.785	$12.343	0
	2012	$12.343	$12.754	0
	2013	$12.754	$12.222	0
	2014	$12.222	$12.631	0
	2015	$12.631	$12.254	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.612	$14.535	2,009
	2007	$14.535	$16.646	1,868
	2008	$16.646	$9.128	1,791
	2009	$9.128	$11.273	1,620
	2010	$11.273	$12.446	1,478
	2011	$12.446	$10.067	1,398
	2012	$10.067	$11.858	1,253
	2013	$11.858	$15.103	1,134
	2014	$15.103	$13.552	1,038
	2015	$13.552	$13.698	945

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.690	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.707	$12.760	0
	2007	$12.760	$15.324	0
	2008	$15.324	$8.886	0
	2009	$8.886	$11.068	0
	2010	$11.068	$12.044	0
	2011	$12.044	$11.012	0
	2012	$11.012	$11.253	0
	2013	$11.253	$12.933	0
	2014	$12.933	$13.009	0
	2015	$13.009	$12.889	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.100	265
	2013	$9.100	$12.448	172
	2014	$12.448	$13.176	0
	2015	$13.176	$13.505	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.866	$11.277	288
	2007	$11.277	$12.328	277
	2008	$12.328	$6.921	353
	2009	$6.921	$8.175	377
	2010	$8.175	$9.216	374
	2011	$9.216	$8.286	306
	2012	$8.286	$9.490	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.741	0
	2007	$10.741	$11.337	0
	2008	$11.337	$7.729	0
	2009	$7.729	$9.679	0
	2010	$9.679	$10.347	0
	2011	$10.347	$10.096	0
	2012	$10.096	$11.223	0
	2013	$11.223	$14.159	0
	2014	$14.159	$14.942	0
	2015	$14.942	$13.743	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.453	0
	2012	$11.453	$11.455	0
	2013	$11.455	$10.889	0
	2014	$10.889	$11.068	0
	2015	$11.068	$10.837	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.812	$13.405	2,305
	2007	$13.405	$13.446	2,146
	2008	$13.446	$8.919	1,956
	2009	$8.919	$10.831	1,742
	2010	$10.831	$11.890	1,557
	2011	$11.890	$11.372	1,387
	2012	$11.372	$12.724	1,225
	2013	$12.724	$16.654	1,084
	2014	$16.654	$17.920	957
	2015	$17.920	$16.954	834

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.449	$12.434	508
	2007	$12.434	$13.295	481
	2008	$13.295	$9.278	467
	2009	$9.278	$11.789	436
	2010	$11.789	$13.125	415
	2011	$13.125	$12.008	326
	2012	$12.008	$12.997	280
	2013	$12.997	$16.337	203
	2014	$16.337	$16.653	78
	2015	$16.653	$15.597	63

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.993	$12.313	0
	2007	$12.313	$14.167	0
	2008	$14.167	$7.370	0
	2009	$7.370	$11.277	0
	2010	$11.277	$14.044	0
	2011	$14.044	$12.456	0
	2012	$12.456	$13.605	0
	2013	$13.605	$18.185	0
	2014	$18.185	$19.163	0
	2015	$19.163	$18.946	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.004	$12.161	0
	2007	$12.161	$12.061	0
	2008	$12.061	$5.676	0
	2009	$5.676	$8.205	0
	2010	$8.205	$8.586	0
	2011	$8.586	$8.117	0
	2012	$8.117	$9.344	0
	2013	$9.344	$12.185	0
	2014	$12.185	$12.684	0
	2015	$12.684	$11.089	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.220	$10.311	228
	2007	$10.311	$10.796	223
	2008	$10.796	$10.724	217
	2009	$10.724	$10.584	86
	2010	$10.584	$10.862	0
	2011	$10.862	$10.899	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.796	200
	2009	$6.796	$11.909	147
	2010	$11.909	$14.568	132
	2011	$14.568	$9.645	0
	2012	$9.645	$10.681	0
	2013	$10.681	$11.944	0
	2014	$11.944	$10.273	0
	2015	$10.273	$9.167	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.077	$13.598	1,813
	2007	$13.598	$14.259	1,480
	2008	$14.259	$10.060	1,357
	2009	$10.060	$13.084	1,223
	2010	$13.084	$14.770	1,104
	2011	$14.770	$14.022	995
	2012	$14.022	$15.200	891
	2013	$15.200	$18.713	803
	2014	$18.713	$19.855	723
	2015	$19.855	$18.712	646

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.914	$13.016	0
	2007	$13.016	$11.956	0
	2008	$11.956	$7.497	0
	2009	$7.497	$7.086	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.111	$12.005	0
	2007	$12.005	$12.954	0
	2008	$12.954	$10.640	0
	2009	$10.640	$13.074	334
	2010	$13.074	$13.832	348
	2011	$13.832	$13.719	0
	2012	$13.719	$15.219	0
	2013	$15.219	$17.841	0
	2014	$17.841	$18.895	0
	2015	$18.895	$18.565	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.678	$13.492	146
	2007	$13.492	$15.610	129
	2008	$15.610	$14.652	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.563	$13.414	0
	2007	$13.414	$17.933	0
	2008	$17.933	$9.771	0
	2009	$9.771	$13.961	0
	2010	$13.961	$14.546	1,269
	2011	$14.546	$13.246	1,143
	2012	$13.246	$16.053	1,024
	2013	$16.053	$20.560	922
	2014	$20.560	$21.821	831
	2015	$21.821	$23.901	743

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.216	$13.241	1,559
	2007	$13.241	$13.749	1,460
	2008	$13.749	$8.578	1,339
	2009	$8.578	$10.286	1,206
	2010	$10.286	$11.013	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.401	$11.998	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.724	$12.357	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.840	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.833	100
	2014	$14.833	$14.882	0
	2015	$14.882	$13.918	0

MFS® High Income Series - Service Class
	2006	$10.559	$11.365	509
	2007	$11.365	$11.290	516
	2008	$11.290	$7.881	504
	2009	$7.881	$11.199	468
	2010	$11.199	$12.536	236
	2011	$12.536	$12.740	178
	2012	$12.740	$14.264	154
	2013	$14.264	$14.401	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.601	$11.132	0
	2007	$11.132	$12.092	0
	2008	$12.092	$7.456	0
	2009	$7.456	$10.148	0
	2010	$10.148	$11.137	0
	2011	$11.137	$10.938	0
	2012	$10.938	$12.488	0
	2013	$12.488	$15.892	0
	2014	$15.892	$17.279	0
	2015	$17.279	$17.406	0

MFS® Investors Trust Series - Service Class
	2006	$11.237	$12.392	1,125
	2007	$12.392	$13.341	1,097
	2008	$13.341	$8.713	1,204
	2009	$8.713	$10.790	1,227
	2010	$10.790	$11.706	1,266
	2011	$11.706	$11.178	751
	2012	$11.178	$12.997	650
	2013	$12.997	$16.754	422
	2014	$16.754	$18.150	0
	2015	$18.150	$17.752	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.146	$11.212	436
	2007	$11.212	$11.216	435
	2008	$11.216	$6.637	536
	2009	$6.637	$10.581	416
	2010	$10.581	$14.075	349
	2011	$14.075	$12.328	195
	2012	$12.328	$14.583	169
	2013	$14.583	$20.151	109
	2014	$20.151	$18.240	0
	2015	$18.240	$17.465	0

MFS® Total Return Series - Service Class
	2006	$10.746	$11.738	680
	2007	$11.738	$11.937	670
	2008	$11.937	$9.073	608
	2009	$9.073	$10.451	640
	2010	$10.451	$11.212	429
	2011	$11.212	$11.145	0
	2012	$11.145	$12.097	0
	2013	$12.097	$14.055	0
	2014	$14.055	$14.886	0
	2015	$14.886	$14.481	0

MFS® Value Series - Service Class
	2006	$11.556	$13.628	233
	2007	$13.628	$14.346	0
	2008	$14.346	$9.441	0
	2009	$9.441	$11.312	0
	2010	$11.312	$12.310	0
	2011	$12.310	$11.990	0
	2012	$11.990	$13.595	0
	2013	$13.595	$18.038	0
	2014	$18.038	$19.451	0
	2015	$19.451	$18.855	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.659	$11.717	0
	2007	$11.717	$12.156	0
	2008	$12.156	$6.041	0
	2009	$6.041	$7.818	0
	2010	$7.818	$9.727	0
	2011	$9.727	$9.598	0
	2012	$9.598	$10.910	0
	2013	$10.910	$14.478	0
	2014	$14.478	$14.950	0
	2015	$14.950	$15.557	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.620	$14.493	529
	2007	$14.493	$15.042	519
	2008	$15.042	$8.782	635
	2009	$8.782	$11.975	591
	2010	$11.975	$13.558	583
	2011	$13.558	$12.136	344
	2012	$12.136	$14.362	297
	2013	$14.362	$17.847	193
	2014	$17.847	$17.822	0
	2015	$17.822	$18.079	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.068	$13.540	2,035
	2007	$13.540	$13.063	1,898
	2008	$13.063	$7.924	1,733
	2009	$7.924	$10.613	1,548
	2010	$10.613	$12.780	1,388
	2011	$12.780	$12.207	1,240
	2012	$12.207	$14.055	1,100
	2013	$14.055	$19.340	978
	2014	$19.340	$21.130	869
	2015	$21.130	$19.416	763

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.603	$10.603	0
	2007	$10.603	$10.751	0
	2008	$10.751	$10.269	0
	2009	$10.269	$11.619	0
	2010	$11.619	$12.336	0
	2011	$12.336	$12.888	0
	2012	$12.888	$13.978	0
	2013	$13.978	$13.746	0
	2014	$13.746	$14.952	0
	2015	$14.952	$14.673	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.941	$10.177	29,618
	2007	$10.177	$10.443	23,882
	2008	$10.443	$10.449	3,369
	2009	$10.449	$10.236	2,266
	2010	$10.236	$10.021	1,201
	2011	$10.021	$9.811	0
	2012	$9.811	$9.606	0
	2013	$9.606	$9.405	0
	2014	$9.405	$9.204	0
	2015	$9.204	$9.008	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.507	$10.354	2,656
	2007	$10.354	$11.213	1,910
	2008	$11.213	$10.199	1,725
	2009	$10.199	$11.816	1,478
	2010	$11.816	$12.500	1,292
	2011	$12.500	$13.660	1,152
	2012	$13.660	$14.535	1,055
	2013	$14.535	$12.912	999
	2014	$12.912	$13.025	917
	2015	$13.025	$12.400	838

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.232	$10.399	3,252
	2007	$10.399	$11.066	3,238
	2008	$11.066	$11.350	2,425
	2009	$11.350	$12.668	2,475
	2010	$12.668	$13.402	2,438
	2011	$13.402	$13.588	1,568
	2012	$13.588	$14.571	1,396
	2013	$14.571	$13.978	1,079
	2014	$13.978	$14.263	502
	2015	$14.263	$14.018	465

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.804	$11.714	421
	2007	$11.714	$10.952	459
	2008	$10.952	$7.375	463
	2009	$7.375	$7.097	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.413	$11.348	0
	2007	$11.348	$11.805	0
	2008	$11.805	$10.663	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.764	$11.516	1,445
	2007	$11.516	$12.674	1,373
	2008	$12.674	$7.112	1,691
	2009	$7.112	$9.867	1,426
	2010	$9.867	$11.200	1,319
	2011	$11.200	$11.109	676
	2012	$11.109	$12.816	585
	2013	$12.816	$17.663	379
	2014	$17.663	$18.812	0
	2015	$18.812	$20.395	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.186	$12.988	2,106
	2007	$12.988	$13.092	1,995
	2008	$13.092	$8.164	1,911
	2009	$8.164	$10.006	1,636
	2010	$10.006	$11.235	1,427
	2011	$11.235	$10.882	1,316
	2012	$10.882	$12.449	1,192
	2013	$12.449	$15.763	1,071
	2014	$15.763	$16.520	985
	2015	$16.520	$15.016	902

UIF Growth Portfolio, Class II
	2006	$11.647	$11.831	0
	2007	$11.831	$14.083	0
	2008	$14.083	$6.980	0
	2009	$6.980	$11.279	0
	2010	$11.279	$13.532	0
	2011	$13.532	$12.839	0
	2012	$12.839	$14.328	0
	2013	$14.328	$20.711	0
	2014	$20.711	$21.500	0
	2015	$21.500	$23.556	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.576	$19.636	1,482
	2007	$19.636	$15.893	1,279
	2008	$15.893	$9.633	1,442
	2009	$9.633	$12.111	1,238
	2010	$12.111	$15.350	1,035
	2011	$15.350	$15.871	734
	2012	$15.871	$17.955	664
	2013	$17.955	$17.877	573
	2014	$17.877	$22.641	440
	2015	$22.641	$22.580	415

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.521	$21.187	191
	2007	$21.187	$28.527	139
	2008	$28.527	$9.830	279
	2009	$9.830	$20.506	173
	2010	$20.506	$25.451	154
	2011	$25.451	$18.495	69
	2012	$18.495	$23.490	60
	2013	$23.490	$25.748	39
	2014	$25.748	$25.090	0
	2015	$25.090	$21.115	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.350	$22.354	0
	2007	$22.354	$31.791	0
	2008	$31.791	$16.758	0
	2009	$16.758	$25.833	0
	2010	$25.833	$32.668	0
	2011	$32.668	$26.708	0
	2012	$26.708	$27.017	0
	2013	$27.017	$29.221	0
	2014	$29.221	$23.130	0
	2015	$23.130	$15.062	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.653	$10.263	0
	2007	$10.263	$10.449	0
	2008	$10.449	$8.885	0
	2009	$8.885	$9.899	0
	2010	$9.899	$10.168	0
	2011	$10.168	$9.724	0
	2012	$9.724	$9.641	0
	2013	$9.641	$9.911	0
	2014	$9.911	$9.594	0
	2015	$9.594	$9.474	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.934	$11.806	1,371
	2007	$11.806	$11.513	1,027
	2008	$11.513	$7.786	937
	2009	$7.786	$11.798	837
	2010	$11.798	$13.241	751
	2011	$13.241	$13.121	671
	2012	$13.121	$15.159	595
	2013	$15.159	$15.732	529
	2014	$15.732	$15.161	469
	2015	$15.161	$13.933	412

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.15

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.309	$13.152	0
	2007	$13.152	$17.121	0
	2008	$17.121	$9.160	0
	2009	$9.160	$13.493	0
	2010	$13.493	$14.987	0
	2011	$14.987	$14.558	0
	2012	$14.558	$16.776	0
	2013	$16.776	$22.104	0
	2014	$22.104	$24.512	0
	2015	$24.512	$25.378	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.942	$11.220	0
	2007	$11.220	$13.120	0
	2008	$13.120	$6.887	0
	2009	$6.887	$9.913	0
	2010	$9.913	$10.941	0
	2011	$10.941	$10.614	0
	2012	$10.614	$11.347	0
	2013	$11.347	$14.927	0
	2014	$14.927	$16.132	0
	2015	$16.132	$15.982	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.286	$12.123	0
	2007	$12.123	$15.555	0
	2008	$15.555	$6.314	18,946
	2009	$6.314	$9.339	18,946
	2010	$9.339	$10.853	0
	2011	$10.853	$9.697	0
	2012	$9.697	$10.966	0
	2013	$10.966	$14.515	0
	2014	$14.515	$15.264	0
	2015	$15.264	$14.638	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.450	0
	2008	$9.450	$5.858	2,596
	2009	$5.858	$7.407	2,582
	2010	$7.407	$8.443	2,570
	2011	$8.443	$7.742	0
	2012	$7.742	$8.701	0
	2013	$8.701	$11.241	0
	2014	$11.241	$12.015	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.688	0
	2008	$9.688	$6.096	0
	2009	$6.096	$7.419	0
	2010	$7.419	$7.939	0
	2011	$7.939	$8.145	0
	2012	$8.145	$9.275	0
	2013	$9.275	$12.001	0
	2014	$12.001	$13.105	0
	2015	$13.105	$12.443	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.279	$10.765	0
	2007	$10.765	$12.119	0
	2008	$12.119	$8.421	109
	2009	$8.421	$10.600	109
	2010	$10.600	$11.808	108
	2011	$11.808	$11.218	109
	2012	$11.218	$12.307	113
	2013	$12.307	$13.875	123
	2014	$13.875	$14.314	124
	2015	$14.314	$13.983	126

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.880	$14.030	1,454
	2007	$14.030	$16.085	1,197
	2008	$16.085	$9.010	1,763
	2009	$9.010	$11.932	1,704
	2010	$11.932	$13.638	1,549
	2011	$13.638	$12.960	1,428
	2012	$12.960	$14.713	1,134
	2013	$14.713	$18.833	1,057
	2014	$18.833	$20.555	993
	2015	$20.555	$20.176	928

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.095	$13.007	7,072
	2007	$13.007	$12.875	6,500
	2008	$12.875	$7.197	8,417
	2009	$7.197	$9.137	8,329
	2010	$9.137	$10.264	7,490
	2011	$10.264	$10.099	5,648
	2012	$10.099	$11.555	5,322
	2013	$11.555	$14.438	4,931
	2014	$14.438	$15.310	4,672
	2015	$15.310	$14.331	4,438

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.929	$10.155	3,633
	2007	$10.155	$10.417	3,232
	2008	$10.417	$10.465	3,763
	2009	$10.465	$10.278	4,430
	2010	$10.278	$10.054	4,467
	2011	$10.054	$9.829	2,972
	2012	$9.829	$9.608	3,233
	2013	$9.608	$9.393	3,670
	2014	$9.393	$9.183	3,799
	2015	$9.183	$8.977	2,795

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.032	$10.452	0
	2007	$10.452	$12.939	0
	2008	$12.939	$6.664	0
	2009	$6.664	$8.336	0
	2010	$8.336	$10.092	0
	2011	$10.092	$9.863	0
	2012	$9.863	$11.029	0
	2013	$11.029	$14.662	0
	2014	$14.662	$15.910	0
	2015	$15.910	$16.626	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.813	$12.202	0
	2007	$12.202	$12.544	0
	2008	$12.544	$7.705	1,127
	2009	$7.705	$9.513	1,113
	2010	$9.513	$10.669	1,102
	2011	$10.669	$10.615	136
	2012	$10.615	$11.998	130
	2013	$11.998	$15.470	105
	2014	$15.470	$17.132	97
	2015	$17.132	$16.928	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.091	$10.272	1,826
	2007	$10.272	$10.450	1,826
	2008	$10.450	$9.861	2,057
	2009	$9.861	$11.131	2,068
	2010	$11.131	$11.702	1,842
	2011	$11.702	$12.244	1,833
	2012	$12.244	$12.638	246
	2013	$12.638	$12.098	268
	2014	$12.098	$12.491	268
	2015	$12.491	$12.106	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.588	$14.492	1,177
	2007	$14.492	$16.580	930
	2008	$16.580	$9.082	1,097
	2009	$9.082	$11.205	1,129
	2010	$11.205	$12.359	1,004
	2011	$12.359	$9.986	1,039
	2012	$9.986	$11.750	946
	2013	$11.750	$14.951	854
	2014	$14.951	$13.402	956
	2015	$13.402	$13.532	829

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.685	0

Guggenheim VIF Long Short Equity Fund
	2006	$11.684	$12.722	0
	2007	$12.722	$15.263	0
	2008	$15.263	$8.841	804
	2009	$8.841	$11.001	799
	2010	$11.001	$11.959	796
	2011	$11.959	$10.924	0
	2012	$10.924	$11.150	0
	2013	$11.150	$12.803	0
	2014	$12.803	$12.864	0
	2015	$12.864	$12.733	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.018	0
	2013	$9.018	$12.323	0
	2014	$12.323	$13.029	0
	2015	$13.029	$13.341	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.845	$11.244	0
	2007	$11.244	$12.279	0
	2008	$12.279	$6.886	0
	2009	$6.886	$8.126	0
	2010	$8.126	$9.151	0
	2011	$9.151	$8.219	0
	2012	$8.219	$9.410	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.734	0
	2007	$10.734	$11.317	0
	2008	$11.317	$7.708	0
	2009	$7.708	$9.643	0
	2010	$9.643	$10.298	0
	2011	$10.298	$10.037	0
	2012	$10.037	$11.147	0
	2013	$11.147	$14.049	0
	2014	$14.049	$14.810	0
	2015	$14.810	$13.608	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.361	267
	2012	$11.361	$11.351	267
	2013	$11.351	$10.779	267
	2014	$10.779	$10.945	267
	2015	$10.945	$10.706	267

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.789	$13.365	6,876
	2007	$13.365	$13.392	6,248
	2008	$13.392	$8.874	6,338
	2009	$8.874	$10.766	6,552
	2010	$10.766	$11.807	5,971
	2011	$11.807	$11.281	5,332
	2012	$11.281	$12.608	5,132
	2013	$12.608	$16.486	4,569
	2014	$16.486	$17.721	4,279
	2015	$17.721	$16.749	3,952

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.427	$12.398	246
	2007	$12.398	$13.242	246
	2008	$13.242	$9.231	1,270
	2009	$9.231	$11.718	1,268
	2010	$11.718	$13.032	1,264
	2011	$13.032	$11.911	350
	2012	$11.911	$12.879	357
	2013	$12.879	$16.173	352
	2014	$16.173	$16.468	356
	2015	$16.468	$15.408	356

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.969	$12.277	0
	2007	$12.277	$14.111	0
	2008	$14.111	$7.333	0
	2009	$7.333	$11.209	0
	2010	$11.209	$13.945	0
	2011	$13.945	$12.356	0
	2012	$12.356	$13.481	0
	2013	$13.481	$18.002	0
	2014	$18.002	$18.950	0
	2015	$18.950	$18.717	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.982	$12.125	0
	2007	$12.125	$12.013	0
	2008	$12.013	$5.647	1,098
	2009	$5.647	$8.155	1,086
	2010	$8.155	$8.526	1,087
	2011	$8.526	$8.051	80
	2012	$8.051	$9.259	75
	2013	$9.259	$12.062	73
	2014	$12.062	$12.544	72
	2015	$12.544	$10.955	79

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.200	$10.281	267
	2007	$10.281	$10.753	267
	2008	$10.753	$10.670	267
	2009	$10.670	$10.520	267
	2010	$10.520	$10.786	267
	2011	$10.786	$10.819	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.762	0
	2009	$6.762	$11.837	0
	2010	$11.837	$14.465	0
	2011	$14.465	$9.568	0
	2012	$9.568	$10.584	0
	2013	$10.584	$11.824	0
	2014	$11.824	$10.159	0
	2015	$10.159	$9.056	0

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.053	$13.558	0
	2007	$13.558	$14.202	0
	2008	$14.202	$10.009	547
	2009	$10.009	$13.005	521
	2010	$13.005	$14.666	506
	2011	$14.666	$13.909	509
	2012	$13.909	$15.063	259
	2013	$15.063	$18.524	223
	2014	$18.524	$19.635	228
	2015	$19.635	$18.485	233

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.906	$12.993	0
	2007	$12.993	$11.923	0
	2008	$11.923	$7.468	0
	2009	$7.468	$7.057	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.089	$11.970	0
	2007	$11.970	$12.902	0
	2008	$12.902	$10.586	0
	2009	$10.586	$12.996	0
	2010	$12.996	$13.735	0
	2011	$13.735	$13.608	0
	2012	$13.608	$15.081	0
	2013	$15.081	$17.661	0
	2014	$17.661	$18.686	0
	2015	$18.686	$18.340	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.655	$13.452	0
	2007	$13.452	$15.547	0
	2008	$15.547	$14.589	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.539	$13.375	0
	2007	$13.375	$17.861	0
	2008	$17.861	$9.723	0
	2009	$9.723	$13.877	0
	2010	$13.877	$14.444	0
	2011	$14.444	$13.139	0
	2012	$13.139	$15.907	0
	2013	$15.907	$20.352	0
	2014	$20.352	$21.579	0
	2015	$21.579	$23.612	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.192	$13.202	0
	2007	$13.202	$13.695	0
	2008	$13.695	$8.535	0
	2009	$8.535	$10.224	0
	2010	$10.224	$10.943	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.381	$11.962	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.703	$12.320	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.636	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.683	2,048
	2014	$14.683	$14.717	2,064
	2015	$14.717	$13.749	1,972

MFS® High Income Series - Service Class
	2006	$10.538	$11.331	3,272
	2007	$11.331	$11.245	3,002
	2008	$11.245	$7.842	3,928
	2009	$7.842	$11.132	3,672
	2010	$11.132	$12.448	3,380
	2011	$12.448	$12.637	1,952
	2012	$12.637	$14.135	1,882
	2013	$14.135	$14.261	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.580	$11.098	0
	2007	$11.098	$12.043	0
	2008	$12.043	$7.419	155
	2009	$7.419	$10.087	132
	2010	$10.087	$11.058	129
	2011	$11.058	$10.850	133
	2012	$10.850	$12.375	126
	2013	$12.375	$15.732	103
	2014	$15.732	$17.087	97
	2015	$17.087	$17.209	0

MFS® Investors Trust Series - Service Class
	2006	$11.215	$12.355	0
	2007	$12.355	$13.288	0
	2008	$13.288	$8.669	923
	2009	$8.669	$10.725	918
	2010	$10.725	$11.624	914
	2011	$11.624	$11.088	0
	2012	$11.088	$12.879	0
	2013	$12.879	$16.585	0
	2014	$16.585	$17.949	0
	2015	$17.949	$17.537	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.126	$11.178	0
	2007	$11.178	$11.171	0
	2008	$11.171	$6.604	1,098
	2009	$6.604	$10.518	1,092
	2010	$10.518	$13.976	1,087
	2011	$13.976	$12.229	0
	2012	$12.229	$14.451	0
	2013	$14.451	$19.948	0
	2014	$19.948	$18.038	0
	2015	$18.038	$17.254	0

MFS® Total Return Series - Service Class
	2006	$10.725	$11.703	763
	2007	$11.703	$11.889	763
	2008	$11.889	$9.027	2,083
	2009	$9.027	$10.388	2,077
	2010	$10.388	$11.133	2,061
	2011	$11.133	$11.055	1,027
	2012	$11.055	$11.987	763
	2013	$11.987	$13.914	763
	2014	$13.914	$14.721	763
	2015	$14.721	$14.306	763

MFS® Value Series - Service Class
	2006	$11.534	$13.587	0
	2007	$13.587	$14.288	0
	2008	$14.288	$9.393	858
	2009	$9.393	$11.244	854
	2010	$11.244	$12.224	850
	2011	$12.224	$11.893	0
	2012	$11.893	$13.472	0
	2013	$13.472	$17.856	0
	2014	$17.856	$19.235	0
	2015	$19.235	$18.627	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.651	$11.697	0
	2007	$11.697	$12.123	0
	2008	$12.123	$6.018	0
	2009	$6.018	$7.780	0
	2010	$7.780	$9.671	0
	2011	$9.671	$9.533	0
	2012	$9.533	$10.824	0
	2013	$10.824	$14.350	0
	2014	$14.350	$14.802	0
	2015	$14.802	$15.388	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.595	$14.450	1,181
	2007	$14.450	$14.982	1,029
	2008	$14.982	$8.738	18,728
	2009	$8.738	$11.903	18,643
	2010	$11.903	$13.463	1,017
	2011	$13.463	$12.038	961
	2012	$12.038	$14.232	885
	2013	$14.232	$17.667	819
	2014	$17.667	$17.624	826
	2015	$17.624	$17.860	727

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.044	$13.500	2,163
	2007	$13.500	$13.011	2,084
	2008	$13.011	$7.884	2,247
	2009	$7.884	$10.549	2,138
	2010	$10.549	$12.690	1,809
	2011	$12.690	$12.109	1,696
	2012	$12.109	$13.928	850
	2013	$13.928	$19.145	713
	2014	$19.145	$20.895	657
	2015	$20.895	$19.181	630

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.583	$10.572	3,049
	2007	$10.572	$10.708	2,938
	2008	$10.708	$10.218	4,709
	2009	$10.218	$11.549	4,792
	2010	$11.549	$12.249	4,688
	2011	$12.249	$12.784	3,110
	2012	$12.784	$13.851	806
	2013	$13.851	$13.608	862
	2014	$13.608	$14.786	850
	2015	$14.786	$14.495	501

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.922	$10.147	795
	2007	$10.147	$10.401	795
	2008	$10.401	$10.396	3,790
	2009	$10.396	$10.174	3,856
	2010	$10.174	$9.950	3,891
	2011	$9.950	$9.732	1,674
	2012	$9.732	$9.519	1,607
	2013	$9.519	$9.310	1,650
	2014	$9.310	$9.102	1,723
	2015	$9.102	$8.899	1,713

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.487	$10.324	257
	2007	$10.324	$11.168	257
	2008	$11.168	$10.148	918
	2009	$10.148	$11.745	923
	2010	$11.745	$12.412	908
	2011	$12.412	$13.550	872
	2012	$13.550	$14.404	473
	2013	$14.404	$12.782	510
	2014	$12.782	$12.880	518
	2015	$12.880	$12.250	257

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.212	$10.368	5,143
	2007	$10.368	$11.022	5,032
	2008	$11.022	$11.293	6,237
	2009	$11.293	$12.592	6,277
	2010	$12.592	$13.308	5,926
	2011	$13.308	$13.479	4,412
	2012	$13.479	$14.439	529
	2013	$14.439	$13.837	558
	2014	$13.837	$14.104	564
	2015	$14.104	$13.849	329

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Balanced Portfolio
	2006	$10.785	$11.682	0
	2007	$11.682	$10.911	0
	2008	$10.911	$7.340	0
	2009	$7.340	$7.061	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.393	$11.315	264
	2007	$11.315	$11.758	264
	2008	$11.758	$10.620	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.743	$11.481	1,813
	2007	$11.481	$12.623	1,813
	2008	$12.623	$7.076	2,407
	2009	$7.076	$9.808	2,378
	2010	$9.808	$11.121	2,128
	2011	$11.121	$11.019	2,111
	2012	$11.019	$12.700	231
	2013	$12.700	$17.485	198
	2014	$17.485	$18.603	189
	2015	$18.603	$20.148	91

T. Rowe Price Equity Income Portfolio - II
	2006	$11.165	$12.949	247
	2007	$12.949	$13.040	247
	2008	$13.040	$8.124	18,755
	2009	$8.124	$9.946	18,736
	2010	$9.946	$11.156	2,148
	2011	$11.156	$10.794	1,218
	2012	$10.794	$12.336	802
	2013	$12.336	$15.604	728
	2014	$15.604	$16.337	735
	2015	$16.337	$14.834	657

UIF Growth Portfolio, Class II
	2006	$11.624	$11.796	277
	2007	$11.796	$14.027	277
	2008	$14.027	$6.945	336
	2009	$6.945	$11.211	331
	2010	$11.211	$13.437	327
	2011	$13.437	$12.736	324
	2012	$12.736	$14.198	327
	2013	$14.198	$20.502	322
	2014	$20.502	$21.262	320
	2015	$21.262	$23.271	318

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.547	$19.578	3,664
	2007	$19.578	$15.830	3,869
	2008	$15.830	$9.584	29,447
	2009	$9.584	$12.038	29,312
	2010	$12.038	$15.242	4,699
	2011	$15.242	$15.744	3,609
	2012	$15.744	$17.793	1,615
	2013	$17.793	$17.697	1,815
	2014	$17.697	$22.389	1,463
	2015	$22.389	$22.306	1,329

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.491	$21.124	0
	2007	$21.124	$28.413	0
	2008	$28.413	$9.781	119
	2009	$9.781	$20.382	119
	2010	$20.382	$25.272	114
	2011	$25.272	$18.346	109
	2012	$18.346	$23.277	0
	2013	$23.277	$25.489	0
	2014	$25.489	$24.812	0
	2015	$24.812	$20.859	0

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.314	$22.288	896
	2007	$22.288	$31.665	863
	2008	$31.665	$16.674	818
	2009	$16.674	$25.677	789
	2010	$25.677	$32.438	756
	2011	$32.438	$26.492	641
	2012	$26.492	$26.772	950
	2013	$26.772	$28.926	65
	2014	$28.926	$22.873	63
	2015	$22.873	$14.879	61

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.634	$10.233	0
	2007	$10.233	$10.407	0
	2008	$10.407	$8.840	1,179
	2009	$8.840	$9.840	1,172
	2010	$9.840	$10.097	1,167
	2011	$10.097	$9.646	0
	2012	$9.646	$9.554	0
	2013	$9.554	$9.811	0
	2014	$9.811	$9.488	0
	2015	$9.488	$9.365	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.912	$11.771	907
	2007	$11.771	$11.467	907
	2008	$11.467	$7.747	1,488
	2009	$7.747	$11.727	1,421
	2010	$11.727	$13.147	1,283
	2011	$13.147	$13.016	1,276
	2012	$13.016	$15.022	207
	2013	$15.022	$15.573	209
	2014	$15.573	$14.993	223
	2015	$14.993	$13.765	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.298	$13.132	5,908
	2007	$13.132	$17.087	6,031
	2008	$17.087	$9.137	5,782
	2009	$9.137	$13.452	3,398
	2010	$13.452	$14.934	2,444
	2011	$14.934	$14.500	1,819
	2012	$14.500	$16.700	1,714
	2013	$16.700	$21.992	1,529
	2014	$21.992	$24.376	1,173
	2015	$24.376	$25.223	1,075

Alger Large Cap Growth Portfolio - Class S
	2006	$10.931	$11.204	6,679
	2007	$11.204	$13.093	6,768
	2008	$13.093	$6.870	2,608
	2009	$6.870	$9.883	2,626
	2010	$9.883	$10.902	2,004
	2011	$10.902	$10.571	1,373
	2012	$10.571	$11.295	1,052
	2013	$11.295	$14.851	951
	2014	$14.851	$16.042	930
	2015	$16.042	$15.885	940

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.275	$12.105	14,126
	2007	$12.105	$15.524	10,838
	2008	$15.524	$6.298	9,160
	2009	$6.298	$9.311	6,121
	2010	$9.311	$10.814	4,138
	2011	$10.814	$9.658	1,953
	2012	$9.658	$10.916	1,344
	2013	$10.916	$14.441	1,265
	2014	$14.441	$15.179	1,253
	2015	$15.179	$14.549	1,262

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.446	1,968
	2008	$9.446	$5.853	1,197
	2009	$5.853	$7.397	328
	2010	$7.397	$8.427	163
	2011	$8.427	$7.724	162
	2012	$7.724	$8.676	81
	2013	$8.676	$11.203	0
	2014	$11.203	$11.968	0

ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.685	2,118
	2008	$9.685	$6.091	1,880
	2009	$6.091	$7.409	1,906
	2010	$7.409	$7.924	2,023
	2011	$7.924	$8.125	515
	2012	$8.125	$9.248	0
	2013	$9.248	$11.960	13,541
	2014	$11.960	$13.054	13,541
	2015	$13.054	$12.388	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.269	$10.749	6,558
	2007	$10.749	$12.094	9,610
	2008	$12.094	$8.400	4,539
	2009	$8.400	$10.568	4,632
	2010	$10.568	$11.766	4,311
	2011	$11.766	$11.173	4,238
	2012	$11.173	$12.251	4,239
	2013	$12.251	$13.805	4,243
	2014	$13.805	$14.234	4,251
	2015	$14.234	$13.898	636

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.867	$14.009	50,416
	2007	$14.009	$16.053	21,355
	2008	$16.053	$8.988	22,621
	2009	$8.988	$11.896	22,489
	2010	$11.896	$13.590	20,065
	2011	$13.590	$12.908	19,225
	2012	$12.908	$14.646	18,058
	2013	$14.646	$18.738	15,025
	2014	$18.738	$20.441	10,676
	2015	$20.441	$20.054	9,897

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.084	$12.988	22,674
	2007	$12.988	$12.849	23,919
	2008	$12.849	$7.179	14,844
	2009	$7.179	$9.109	15,575
	2010	$9.109	$10.228	7,495
	2011	$10.228	$10.058	6,959
	2012	$10.058	$11.502	6,110
	2013	$11.502	$14.365	5,339
	2014	$14.365	$15.225	4,638
	2015	$15.225	$14.244	3,852

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.919	$10.140	26,813
	2007	$10.140	$10.396	18,907
	2008	$10.396	$10.438	12,847
	2009	$10.438	$10.247	12,906
	2010	$10.247	$10.018	10,587
	2011	$10.018	$9.789	6,965
	2012	$9.789	$9.565	6,817
	2013	$9.565	$9.346	6,949
	2014	$9.346	$9.132	7,549
	2015	$9.132	$8.922	6,140

Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.022	$10.436	2,175
	2007	$10.436	$12.913	1,964
	2008	$12.913	$6.647	1,195
	2009	$6.647	$8.310	1,570
	2010	$8.310	$10.057	1,381
	2011	$10.057	$9.823	1,385
	2012	$9.823	$10.979	1,049
	2013	$10.979	$14.588	929
	2014	$14.588	$15.822	912
	2015	$15.822	$16.525	927

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.803	$12.184	24,147
	2007	$12.184	$12.519	16,342
	2008	$12.519	$7.686	15,389
	2009	$7.686	$9.484	13,481
	2010	$9.484	$10.631	15,804
	2011	$10.631	$10.572	8,492
	2012	$10.572	$11.943	6,906
	2013	$11.943	$15.392	2,395
	2014	$15.392	$17.036	10,697
	2015	$17.036	$16.825	10,579

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.081	$10.257	20,760
	2007	$10.257	$10.429	33,308
	2008	$10.429	$9.837	20,532
	2009	$9.837	$11.097	20,401
	2010	$11.097	$11.660	20,040
	2011	$11.660	$12.194	17,569
	2012	$12.194	$12.581	17,926
	2013	$12.581	$12.037	4,434
	2014	$12.037	$12.421	3,766
	2015	$12.421	$12.032	3,780

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.575	$14.471	11,617
	2007	$14.471	$16.547	12,513
	2008	$16.547	$9.059	13,304
	2009	$9.059	$11.171	12,594
	2010	$11.171	$12.315	11,830
	2011	$12.315	$9.946	11,132
	2012	$9.946	$11.697	10,189
	2013	$11.697	$14.875	9,216
	2014	$14.875	$13.327	12,014
	2015	$13.327	$13.450	11,397

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.682	429

Guggenheim VIF Long Short Equity Fund
	2006	$11.673	$12.703	892
	2007	$12.703	$15.232	408
	2008	$15.232	$8.819	1,431
	2009	$8.819	$10.968	5,583
	2010	$10.968	$11.917	5,871
	2011	$11.917	$10.880	5,879
	2012	$10.880	$11.100	5,431
	2013	$11.100	$12.738	4,813
	2014	$12.738	$12.793	4,527
	2015	$12.793	$12.656	3,979

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.977	582
	2013	$8.977	$12.260	582
	2014	$12.260	$12.957	581
	2015	$12.957	$13.260	581

Invesco V.I. Capital Appreciation - Series II
	2006	$10.834	$11.227	3,116
	2007	$11.227	$12.254	3,003
	2008	$12.254	$6.869	972
	2009	$6.869	$8.101	742
	2010	$8.101	$9.119	584
	2011	$9.119	$8.186	583
	2012	$8.186	$9.371	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.730	3,274
	2007	$10.730	$11.308	2,776
	2008	$11.308	$7.698	3,059
	2009	$7.698	$9.625	3,018
	2010	$9.625	$10.273	2,259
	2011	$10.273	$10.008	1,670
	2012	$10.008	$11.109	277
	2013	$11.109	$13.994	237
	2014	$13.994	$14.744	224
	2015	$14.744	$13.541	236

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.315	0
	2012	$11.315	$11.299	0
	2013	$11.299	$10.724	0
	2014	$10.724	$10.884	0
	2015	$10.884	$10.641	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$11.777	$13.345	14,963
	2007	$13.345	$13.366	8,886
	2008	$13.366	$8.852	7,906
	2009	$8.852	$10.733	8,902
	2010	$10.733	$11.765	9,770
	2011	$11.765	$11.235	6,079
	2012	$11.235	$12.551	5,117
	2013	$12.551	$16.403	2,833
	2014	$16.403	$17.623	2,607
	2015	$17.623	$16.647	2,261

Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.416	$12.379	6,560
	2007	$12.379	$13.216	5,005
	2008	$13.216	$9.208	4,981
	2009	$9.208	$11.682	5,034
	2010	$11.682	$12.987	4,283
	2011	$12.987	$11.863	3,420
	2012	$11.863	$12.820	3,187
	2013	$12.820	$16.091	4,596
	2014	$16.091	$16.376	8,161
	2015	$16.376	$15.315	6,198

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.958	$12.258	1,123
	2007	$12.258	$14.083	1,025
	2008	$14.083	$7.314	1,261
	2009	$7.314	$11.175	805
	2010	$11.175	$13.896	625
	2011	$13.896	$12.306	0
	2012	$12.306	$13.420	0
	2013	$13.420	$17.911	0
	2014	$17.911	$18.845	0
	2015	$18.845	$18.603	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.972	$12.107	8,335
	2007	$12.107	$11.988	8,449
	2008	$11.988	$5.633	6,071
	2009	$5.633	$8.131	4,649
	2010	$8.131	$8.496	3,697
	2011	$8.496	$8.019	853
	2012	$8.019	$9.217	244
	2013	$9.217	$12.001	249
	2014	$12.001	$12.474	246
	2015	$12.474	$10.888	264

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.190	$10.265	442
	2007	$10.265	$10.732	590
	2008	$10.732	$10.643	1,909
	2009	$10.643	$10.488	104
	2010	$10.488	$10.747	0
	2011	$10.747	$10.779	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.745	1,022
	2009	$6.745	$11.801	2,171
	2010	$11.801	$14.414	4,779
	2011	$14.414	$9.529	4,917
	2012	$9.529	$10.536	4,544
	2013	$10.536	$11.764	4,095
	2014	$11.764	$10.102	3,875
	2015	$10.102	$9.001	3,489

Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.042	$13.538	19,740
	2007	$13.538	$14.173	18,073
	2008	$14.173	$9.984	15,967
	2009	$9.984	$12.966	11,276
	2010	$12.966	$14.614	9,669
	2011	$14.614	$13.853	7,918
	2012	$13.853	$14.994	7,014
	2013	$14.994	$18.430	6,125
	2014	$18.430	$19.526	3,871
	2015	$19.526	$18.373	3,194

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.903	$12.982	1,608
	2007	$12.982	$11.907	1,499
	2008	$11.907	$7.454	10,377
	2009	$7.454	$7.042	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.079	$11.952	10,584
	2007	$11.952	$12.877	11,173
	2008	$12.877	$10.560	8,596
	2009	$10.560	$12.956	11,223
	2010	$12.956	$13.686	9,973
	2011	$13.686	$13.554	9,614
	2012	$13.554	$15.012	8,124
	2013	$15.012	$17.571	5,867
	2014	$17.571	$18.582	5,384
	2015	$18.582	$18.229	4,754

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.644	$13.432	717
	2007	$13.432	$15.516	596
	2008	$15.516	$14.557	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.526	$13.355	213
	2007	$13.355	$17.825	6,005
	2008	$17.825	$9.698	14,617
	2009	$9.698	$13.835	12,181
	2010	$13.835	$14.393	11,048
	2011	$14.393	$13.086	11,339
	2012	$13.086	$15.835	10,047
	2013	$15.835	$20.249	8,699
	2014	$20.249	$21.459	4,833
	2015	$21.459	$23.468	4,241

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.180	$13.182	13,239
	2007	$13.182	$13.667	11,419
	2008	$13.667	$8.513	9,818
	2009	$8.513	$10.193	6,138
	2010	$10.193	$10.908	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.371	$11.944	2,011

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.692	$12.302	1,697

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.535	224

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.609	3,789
	2014	$14.609	$14.635	3,568
	2015	$14.635	$13.666	6,524

MFS® High Income Series - Service Class
	2006	$10.528	$11.314	6,054
	2007	$11.314	$11.223	6,119
	2008	$11.223	$7.822	3,240
	2009	$7.822	$11.098	3,573
	2010	$11.098	$12.404	3,642
	2011	$12.404	$12.586	3,508
	2012	$12.586	$14.071	3,529
	2013	$14.071	$14.192	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.570	$11.082	9,597
	2007	$11.082	$12.019	3,695
	2008	$12.019	$7.400	3,867
	2009	$7.400	$10.056	3,147
	2010	$10.056	$11.019	2,537
	2011	$11.019	$10.806	571
	2012	$10.806	$12.318	319
	2013	$12.318	$15.652	312
	2014	$15.652	$16.992	227
	2015	$16.992	$17.111	0

MFS® Investors Trust Series - Service Class
	2006	$11.205	$12.337	303
	2007	$12.337	$13.261	289
	2008	$13.261	$8.647	343
	2009	$8.647	$10.692	397
	2010	$10.692	$11.583	93
	2011	$11.583	$11.043	0
	2012	$11.043	$12.821	0
	2013	$12.821	$16.502	0
	2014	$16.502	$17.849	0
	2015	$17.849	$17.430	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® New Discovery Series - Service Class
	2006	$10.116	$11.162	501
	2007	$11.162	$11.149	497
	2008	$11.149	$6.588	499
	2009	$6.588	$10.486	209
	2010	$10.486	$13.927	182
	2011	$13.927	$12.179	173
	2012	$12.179	$14.385	174
	2013	$14.385	$19.847	151
	2014	$19.847	$17.937	0
	2015	$17.937	$17.149	0

MFS® Total Return Series - Service Class
	2006	$10.715	$11.686	7,359
	2007	$11.686	$11.865	6,747
	2008	$11.865	$9.005	2,180
	2009	$9.005	$10.357	3,779
	2010	$10.357	$11.093	3,627
	2011	$11.093	$11.011	3,615
	2012	$11.011	$11.933	3,361
	2013	$11.933	$13.843	3,013
	2014	$13.843	$14.639	2,853
	2015	$14.639	$14.219	2,532

MFS® Value Series - Service Class
	2006	$11.523	$13.567	898
	2007	$13.567	$14.260	797
	2008	$14.260	$9.370	661
	2009	$9.370	$11.210	465
	2010	$11.210	$12.180	0
	2011	$12.180	$11.845	0
	2012	$11.845	$13.410	1,162
	2013	$13.410	$17.766	0
	2014	$17.766	$19.128	0
	2015	$19.128	$18.514	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.647	$11.687	11,485
	2007	$11.687	$12.106	9,302
	2008	$12.106	$6.007	7,330
	2009	$6.007	$7.762	6,908
	2010	$7.762	$9.643	4,060
	2011	$9.643	$9.501	3,858
	2012	$9.501	$10.782	3,666
	2013	$10.782	$14.287	3,103
	2014	$14.287	$14.729	2,949
	2015	$14.729	$15.304	2,514

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.583	$14.429	8,245
	2007	$14.429	$14.952	6,303
	2008	$14.952	$8.716	5,588
	2009	$8.716	$11.867	5,468
	2010	$11.867	$13.415	4,418
	2011	$13.415	$11.990	1,750
	2012	$11.990	$14.167	2,802
	2013	$14.167	$17.577	1,519
	2014	$17.577	$17.526	938
	2015	$17.526	$17.752	937

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.032	$13.480	12,150
	2007	$13.480	$12.985	10,609
	2008	$12.985	$7.864	8,715
	2009	$7.864	$10.517	9,238
	2010	$10.517	$12.645	9,408
	2011	$12.645	$12.060	7,321
	2012	$12.060	$13.864	6,695
	2013	$13.864	$19.048	5,966
	2014	$19.048	$20.779	3,813
	2015	$20.779	$19.064	3,328

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.572	$10.556	11,417
	2007	$10.556	$10.687	8,324
	2008	$10.687	$10.192	6,546
	2009	$10.192	$11.514	5,678
	2010	$11.514	$12.206	4,745
	2011	$12.206	$12.733	3,645
	2012	$12.733	$13.788	4,603
	2013	$13.788	$13.539	3,617
	2014	$13.539	$14.704	3,355
	2015	$14.704	$14.407	3,296

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.912	$10.132	4,492
	2007	$10.132	$10.381	27,322
	2008	$10.381	$10.370	18,607
	2009	$10.370	$10.143	22,386
	2010	$10.143	$9.915	25,477
	2011	$9.915	$9.693	22,100
	2012	$9.693	$9.475	26,643
	2013	$9.475	$9.263	17,916
	2014	$9.263	$9.051	9,397
	2015	$9.051	$8.845	9,469

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.476	$10.308	14,230
	2007	$10.308	$11.146	14,218
	2008	$11.146	$10.123	13,770
	2009	$10.123	$11.709	15,158
	2010	$11.709	$12.368	15,080
	2011	$12.368	$13.495	14,489
	2012	$13.495	$14.338	13,259
	2013	$14.338	$12.717	12,345
	2014	$12.717	$12.809	9,155
	2015	$12.809	$12.175	8,838

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.202	$10.352	16,018
	2007	$10.352	$10.999	18,254
	2008	$10.999	$11.264	18,123
	2009	$11.264	$12.554	22,531
	2010	$12.554	$13.261	28,856
	2011	$13.261	$13.425	26,162
	2012	$13.425	$14.373	24,711
	2013	$14.373	$13.767	21,681
	2014	$13.767	$14.026	18,649
	2015	$14.026	$13.765	18,127

Premier VIT OpCap Balanced Portfolio
	2006	$10.776	$11.666	684
	2007	$11.666	$10.891	673
	2008	$10.891	$7.322	599
	2009	$7.322	$7.043	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.383	$11.298	10,310
	2007	$11.298	$11.735	8,637
	2008	$11.735	$10.599	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.732	$11.464	19,421
	2007	$11.464	$12.598	11,074
	2008	$12.598	$7.058	10,952
	2009	$7.058	$9.778	9,310
	2010	$9.778	$11.082	8,054
	2011	$11.082	$10.975	3,370
	2012	$10.975	$12.642	2,852
	2013	$12.642	$17.397	2,602
	2014	$17.397	$18.499	2,377
	2015	$18.499	$20.026	2,551

T. Rowe Price Equity Income Portfolio - II
	2006	$11.154	$12.930	25,487
	2007	$12.930	$13.014	18,070
	2008	$13.014	$8.103	17,220
	2009	$8.103	$9.916	13,471
	2010	$9.916	$11.116	13,261
	2011	$11.116	$10.750	9,160
	2012	$10.750	$12.280	7,798
	2013	$12.280	$15.525	6,822
	2014	$15.525	$16.246	6,341
	2015	$16.246	$14.744	6,405

UIF Growth Portfolio, Class II
	2006	$11.613	$11.779	0
	2007	$11.779	$13.999	0
	2008	$13.999	$6.927	0
	2009	$6.927	$11.177	0
	2010	$11.177	$13.390	0
	2011	$13.390	$12.685	0
	2012	$12.685	$14.134	0
	2013	$14.134	$20.399	0
	2014	$20.399	$21.143	0
	2015	$21.143	$23.129	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$14.533	$19.549	8,865
	2007	$19.549	$15.798	8,682
	2008	$15.798	$9.560	7,669
	2009	$9.560	$12.002	10,495
	2010	$12.002	$15.188	10,792
	2011	$15.188	$15.680	10,019
	2012	$15.680	$17.712	9,048
	2013	$17.712	$17.607	8,706
	2014	$17.607	$22.265	8,011
	2015	$22.265	$22.171	5,552

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.476	$21.093	61,578
	2007	$21.093	$28.356	1,887
	2008	$28.356	$9.756	2,425
	2009	$9.756	$20.321	2,710
	2010	$20.321	$25.183	3,228
	2011	$25.183	$18.272	3,008
	2012	$18.272	$23.171	2,928
	2013	$23.171	$25.360	1,771
	2014	$25.360	$24.674	1,759
	2015	$24.674	$20.733	1,155

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.296	$22.255	2,912
	2007	$22.255	$31.601	1,702
	2008	$31.601	$16.633	759
	2009	$16.633	$25.599	1,554
	2010	$25.599	$32.323	1,369
	2011	$32.323	$26.385	1,385
	2012	$26.385	$26.650	1,233
	2013	$26.650	$28.780	1,127
	2014	$28.780	$22.745	1,120
	2015	$22.745	$14.789	877

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.625	$10.218	3,109
	2007	$10.218	$10.386	3,775
	2008	$10.386	$8.818	2,587
	2009	$8.818	$9.810	1,888
	2010	$9.810	$10.061	1,546
	2011	$10.061	$9.607	1,577
	2012	$9.607	$9.511	1,712
	2013	$9.511	$9.761	1,871
	2014	$9.761	$9.435	0
	2015	$9.435	$9.310	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.902	$11.754	19,469
	2007	$11.754	$11.444	14,125
	2008	$11.444	$7.728	9,826
	2009	$7.728	$11.691	7,132
	2010	$11.691	$13.101	3,486
	2011	$13.101	$12.963	2,185
	2012	$12.963	$14.953	1,707
	2013	$14.953	$15.494	1,712
	2014	$15.494	$14.910	1,260
	2015	$14.910	$13.681	1,241

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV (& with/without SPB and with/without ABR)

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.364	$13.250	4,517
	2007	$13.250	$17.293	4,281
	2008	$17.293	$9.276	892
	2009	$9.276	$13.698	815
	2010	$13.698	$15.254	660
	2011	$15.254	$14.855	659
	2012	$14.855	$17.162	552
	2013	$17.162	$22.671	552
	2014	$22.671	$25.205	551
	2015	$25.205	$26.161	460

Alger Large Cap Growth Portfolio - Class S
	2006	$10.995	$11.304	3,717
	2007	$11.304	$13.251	2,620
	2008	$13.251	$6.974	1,538
	2009	$6.974	$10.064	1,364
	2010	$10.064	$11.136	426
	2011	$11.136	$10.830	425
	2012	$10.830	$11.608	424
	2013	$11.608	$15.310	424
	2014	$15.310	$16.588	423
	2015	$16.588	$16.476	423

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.341	$12.214	23,196
	2007	$12.214	$15.711	16,263
	2008	$15.711	$6.394	14,268
	2009	$6.394	$9.481	12,988
	2010	$9.481	$11.046	12,472
	2011	$11.046	$9.895	12,477
	2012	$9.895	$11.219	12,441
	2013	$11.219	$14.887	2,330
	2014	$14.887	$15.695	1,905
	2015	$15.695	$15.090	1,904

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.466	698
	2008	$9.466	$5.883	0
	2009	$5.883	$7.458	0
	2010	$7.458	$8.523	0
	2011	$8.523	$7.835	0
	2012	$7.835	$8.828	0
	2013	$8.828	$11.435	0
	2014	$11.435	$12.250	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.705	839
	2008	$9.705	$6.123	764
	2009	$6.123	$7.470	763
	2010	$7.470	$8.014	762
	2011	$8.014	$8.243	761
	2012	$8.243	$9.411	761
	2013	$9.411	$12.208	760
	2014	$12.208	$13.365	760
	2015	$13.365	$12.722	531

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.329	$10.846	685
	2007	$10.846	$12.240	680
	2008	$12.240	$8.528	1,658
	2009	$8.528	$10.761	1,242
	2010	$10.761	$12.018	1,201
	2011	$12.018	$11.447	1,102
	2012	$11.447	$12.590	896
	2013	$12.590	$14.231	611
	2014	$14.231	$14.718	445
	2015	$14.718	$14.415	158

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.942	$14.134	33,066
	2007	$14.134	$16.247	27,583
	2008	$16.247	$9.124	18,431
	2009	$9.124	$12.113	16,271
	2010	$12.113	$13.881	16,371
	2011	$13.881	$13.225	16,283
	2012	$13.225	$15.051	15,397
	2013	$15.051	$19.316	16,365
	2014	$19.316	$21.136	15,837
	2015	$21.136	$20.799	15,749

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.149	$13.104	11,111
	2007	$13.104	$13.004	6,541
	2008	$13.004	$7.287	7,705
	2009	$7.287	$9.276	3,904
	2010	$9.276	$10.447	3,160
	2011	$10.447	$10.305	2,990
	2012	$10.305	$11.821	1,903
	2013	$11.821	$14.808	1,342
	2014	$14.808	$15.743	670
	2015	$15.743	$14.774	320

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.977	$10.230	30,594
	2007	$10.230	$10.522	58,705
	2008	$10.522	$10.597	31,819
	2009	$10.597	$10.434	23,675
	2010	$10.434	$10.233	19,655
	2011	$10.233	$10.030	18,638
	2012	$10.030	$9.829	57,835
	2013	$9.829	$9.634	7,884
	2014	$9.634	$9.442	7,313
	2015	$9.442	$9.254	3,032

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.081	$10.529	5,469
	2007	$10.529	$13.069	3,754
	2008	$13.069	$6.748	4,688
	2009	$6.748	$8.462	2,001
	2010	$8.462	$10.272	1,655
	2011	$10.272	$10.064	1,596
	2012	$10.064	$11.283	1,238
	2013	$11.283	$15.038	946
	2014	$15.038	$16.360	862
	2015	$16.360	$17.140	733

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.866	$12.293	27,918
	2007	$12.293	$12.670	22,518
	2008	$12.670	$7.803	32,912
	2009	$7.803	$9.658	30,308
	2010	$9.658	$10.859	25,095
	2011	$10.859	$10.832	23,744
	2012	$10.832	$12.274	22,234
	2013	$12.274	$15.867	20,598
	2014	$15.867	$17.616	18,438
	2015	$17.616	$17.451	15,028

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.140	$10.349	17,406
	2007	$10.349	$10.555	34,659
	2008	$10.555	$9.986	33,831
	2009	$9.986	$11.300	26,436
	2010	$11.300	$11.910	21,249
	2011	$11.910	$12.494	20,152
	2012	$12.494	$12.929	18,648
	2013	$12.929	$12.409	6,564
	2014	$12.409	$12.844	6,302
	2015	$12.844	$12.480	5,418

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.649	$14.600	11,504
	2007	$14.600	$16.746	7,791
	2008	$16.746	$9.197	8,612
	2009	$9.197	$11.376	7,199
	2010	$11.376	$12.579	7,251
	2011	$12.579	$10.190	7,927
	2012	$10.190	$12.021	7,181
	2013	$12.021	$15.334	8,505
	2014	$15.334	$13.781	7,653
	2015	$13.781	$13.950	3,689

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.699	609

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.741	$12.817	5,108
	2007	$12.817	$15.416	1,454
	2008	$15.416	$8.953	1,059
	2009	$8.953	$11.169	235
	2010	$11.169	$12.172	0
	2011	$12.172	$11.147	0
	2012	$11.147	$11.407	0
	2013	$11.407	$13.131	0
	2014	$13.131	$13.228	0
	2015	$13.228	$13.127	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.225	584
	2013	$9.225	$12.639	319
	2014	$12.639	$13.398	231
	2015	$13.398	$13.753	165

Invesco V.I. Capital Appreciation - Series II
	2006	$10.898	$11.328	458
	2007	$11.328	$12.402	125
	2008	$12.402	$6.973	935
	2009	$6.973	$8.249	895
	2010	$8.249	$9.314	798
	2011	$9.314	$8.387	660
	2012	$8.387	$9.610	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.752	2,670
	2007	$10.752	$11.366	1,963
	2008	$11.366	$7.761	1,752
	2009	$7.761	$9.734	234
	2010	$9.734	$10.422	233
	2011	$10.422	$10.184	231
	2012	$10.184	$11.338	230
	2013	$11.338	$14.327	76
	2014	$14.327	$15.142	57
	2015	$15.142	$13.948	56

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.593	28
	2012	$11.593	$11.612	0
	2013	$11.612	$11.055	0
	2014	$11.055	$11.255	0
	2015	$11.255	$11.036	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.846	$13.465	5,866
	2007	$13.465	$13.527	4,258
	2008	$13.527	$8.986	8,195
	2009	$8.986	$10.929	7,380
	2010	$10.929	$12.017	9,608
	2011	$12.017	$11.511	8,594
	2012	$11.511	$12.898	8,143
	2013	$12.898	$16.909	7,229
	2014	$16.909	$18.222	5,744
	2015	$18.222	$17.266	3,760

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.483	$12.490	3,197
	2007	$12.490	$13.375	2,922
	2008	$13.375	$9.348	11,043
	2009	$9.348	$11.896	9,240
	2010	$11.896	$13.265	7,410
	2011	$13.265	$12.154	7,669
	2012	$12.154	$13.175	1,119
	2013	$13.175	$16.587	866
	2014	$16.587	$16.933	821
	2015	$16.933	$15.884	791

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.028	$12.368	0
	2007	$12.368	$14.253	0
	2008	$14.253	$7.425	0
	2009	$7.425	$11.379	0
	2010	$11.379	$14.194	0
	2011	$14.194	$12.608	0
	2012	$12.608	$13.792	0
	2013	$13.792	$18.464	0
	2014	$18.464	$19.486	0
	2015	$19.486	$19.295	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.036	$12.215	2,063
	2007	$12.215	$12.133	1,847
	2008	$12.133	$5.719	1,960
	2009	$5.719	$8.280	1,008
	2010	$8.280	$8.678	551
	2011	$8.678	$8.216	538
	2012	$8.216	$9.472	516
	2013	$9.472	$12.372	53
	2014	$12.372	$12.898	52
	2015	$12.898	$11.293	52

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.249	$10.357	6,647
	2007	$10.357	$10.861	4,330
	2008	$10.861	$10.805	2,287
	2009	$10.805	$10.680	1,210
	2010	$10.680	$10.978	31
	2011	$10.978	$11.021	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.848	1,470
	2009	$6.848	$12.017	0
	2010	$12.017	$14.723	0
	2011	$14.723	$9.763	326
	2012	$9.763	$10.828	313
	2013	$10.828	$12.127	299
	2014	$12.127	$10.446	0
	2015	$10.446	$9.336	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.112	$13.659	14,131
	2007	$13.659	$14.344	12,674
	2008	$14.344	$10.136	25,459
	2009	$10.136	$13.203	23,011
	2010	$13.203	$14.927	20,178
	2011	$14.927	$14.193	17,864
	2012	$14.193	$15.409	12,201
	2013	$15.409	$18.999	11,792
	2014	$18.999	$20.190	10,702
	2015	$20.190	$19.056	8,275

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.925	$13.049	2,029
	2007	$13.049	$12.005	1,285
	2008	$12.005	$7.539	435
	2009	$7.539	$7.129	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.143	$12.059	766
	2007	$12.059	$13.032	136
	2008	$13.032	$10.720	725
	2009	$10.720	$13.193	1,971
	2010	$13.193	$13.979	2,003
	2011	$13.979	$13.886	1,390
	2012	$13.886	$15.428	1,374
	2013	$15.428	$18.113	1,144
	2014	$18.113	$19.213	1,109
	2015	$19.213	$18.907	1,109

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.712	$13.552	5,597
	2007	$13.552	$15.703	1,390
	2008	$15.703	$14.747	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.600	$13.474	7,523
	2007	$13.474	$18.040	11,663
	2008	$18.040	$9.845	2,019
	2009	$9.845	$14.088	1,614
	2010	$14.088	$14.701	1,184
	2011	$14.701	$13.408	1,184
	2012	$13.408	$16.274	1,184
	2013	$16.274	$20.874	1,184
	2014	$20.874	$22.189	1,184
	2015	$22.189	$24.341	1,184

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.251	$13.300	573
	2007	$13.300	$13.832	198
	2008	$13.832	$8.642	1,677
	2009	$8.642	$10.380	1,612

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.432	$12.051	554

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.755	$12.412	892

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.150	307

MFS VIT II High Yield - Service Class
	2013	$10.000	$15.060	467
	2014	$15.060	$15.133	422
	2015	$15.133	$14.174	383

MFS® High Income Series - Service Class
	2006	$10.589	$11.415	14,188
	2007	$11.415	$11.358	3,582
	2008	$11.358	$7.940	2,974
	2009	$7.940	$11.301	1,568
	2010	$11.301	$12.669	1,336
	2011	$12.669	$12.895	1,030
	2012	$12.895	$14.460	926
	2013	$14.460	$14.613	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.632	$11.181	4,568
	2007	$11.181	$12.164	2,898
	2008	$12.164	$7.512	5,811
	2009	$7.512	$10.240	4,949
	2010	$10.240	$11.255	4,799
	2011	$11.255	$11.071	4,366
	2012	$11.071	$12.660	3,980
	2013	$12.660	$16.135	3,658
	2014	$16.135	$17.570	2,398
	2015	$17.570	$17.706	0

MFS® Investors Trust Series - Service Class
	2006	$11.270	$12.447	378
	2007	$12.447	$13.421	142
	2008	$13.421	$8.779	2,817
	2009	$8.779	$10.888	2,499
	2010	$10.888	$11.831	2,229
	2011	$11.831	$11.314	1,757
	2012	$11.314	$13.176	1,313
	2013	$13.176	$17.011	994
	2014	$17.011	$18.456	736
	2015	$18.456	$18.078	515

MFS® New Discovery Series - Service Class
	2006	$10.175	$11.262	369
	2007	$11.262	$11.284	356
	2008	$11.284	$6.688	1,390
	2009	$6.688	$10.678	1,024
	2010	$10.678	$14.225	751
	2011	$14.225	$12.478	617
	2012	$12.478	$14.783	498
	2013	$14.783	$20.460	377
	2014	$20.460	$18.548	349
	2015	$18.548	$17.787	277

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.778	$11.791	7,274
	2007	$11.791	$12.008	5,554
	2008	$12.008	$9.141	6,555
	2009	$9.141	$10.546	4,746
	2010	$10.546	$11.331	3,567
	2011	$11.331	$11.281	3,590
	2012	$11.281	$12.263	3,401
	2013	$12.263	$14.270	2,907
	2014	$14.270	$15.137	2,845
	2015	$15.137	$14.748	2,842

MFS® Value Series - Service Class
	2006	$11.590	$13.688	3,711
	2007	$13.688	$14.432	3,041
	2008	$14.432	$9.512	6,545
	2009	$9.512	$11.415	6,438
	2010	$11.415	$12.441	3,588
	2011	$12.441	$12.136	3,663
	2012	$12.136	$13.782	3,450
	2013	$13.782	$18.314	3,009
	2014	$18.314	$19.779	2,918
	2015	$19.779	$19.202	2,236

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.671	$11.747	5,019
	2007	$11.747	$12.206	2,120
	2008	$12.206	$6.075	87
	2009	$6.075	$7.874	86
	2010	$7.874	$9.812	85
	2011	$9.812	$9.697	85
	2012	$9.697	$11.039	84
	2013	$11.039	$14.672	28
	2014	$14.672	$15.173	21
	2015	$15.173	$15.813	21

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.656	$14.558	6,829
	2007	$14.558	$15.133	3,984
	2008	$15.133	$8.849	5,618
	2009	$8.849	$12.084	3,953
	2010	$12.084	$13.702	1,711
	2011	$13.702	$12.284	1,539
	2012	$12.284	$14.560	1,301
	2013	$14.560	$18.120	1,045
	2014	$18.120	$18.122	719
	2015	$18.122	$18.412	604

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.103	$13.600	32,628
	2007	$13.600	$13.141	16,955
	2008	$13.141	$7.984	18,988
	2009	$7.984	$10.710	16,341
	2010	$10.710	$12.916	13,708
	2011	$12.916	$12.356	13,567
	2012	$12.356	$14.248	13,354
	2013	$14.248	$19.636	6,567
	2014	$19.636	$21.486	5,911
	2015	$21.486	$19.773	4,671

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.634	$10.650	10,289
	2007	$10.650	$10.816	5,960
	2008	$10.816	$10.347	9,844
	2009	$10.347	$11.725	8,141
	2010	$11.725	$12.467	9,292
	2011	$12.467	$13.045	8,992
	2012	$13.045	$14.170	8,864
	2013	$14.170	$13.956	4,485
	2014	$13.956	$15.204	2,946
	2015	$15.204	$14.943	2,552

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.970	$10.222	5,651
	2007	$10.222	$10.506	2,581
	2008	$10.506	$10.528	22,117
	2009	$10.528	$10.329	10,198
	2010	$10.329	$10.127	9,982
	2011	$10.127	$9.931	3,992
	2012	$9.931	$9.738	3,813
	2013	$9.738	$9.549	3,868
	2014	$9.549	$9.359	3,771
	2015	$9.359	$9.174	3,770

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.538	$10.401	26,542
	2007	$10.401	$11.280	9,115
	2008	$11.280	$10.276	11,204
	2009	$10.276	$11.923	8,997
	2010	$11.923	$12.633	7,079
	2011	$12.633	$13.826	6,656
	2012	$13.826	$14.735	6,329
	2013	$14.735	$13.109	26,569
	2014	$13.109	$13.244	26,646
	2015	$13.244	$12.628	24,225

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.262	$10.445	31,675
	2007	$10.445	$11.132	16,486
	2008	$11.132	$11.435	42,191
	2009	$11.435	$12.784	35,628
	2010	$12.784	$13.545	31,262
	2011	$13.545	$13.754	29,001
	2012	$13.754	$14.771	20,020
	2013	$14.771	$14.192	6,236
	2014	$14.192	$14.503	4,991
	2015	$14.503	$14.277	4,292

Premier VIT OpCap Balanced Portfolio
	2006	$10.831	$11.762	0
	2007	$11.762	$11.014	0
	2008	$11.014	$7.428	1,863
	2009	$7.428	$7.152	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.444	$11.399	4,133
	2007	$11.399	$11.876	662
	2008	$11.876	$10.728	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.795	$11.567	11,606
	2007	$11.567	$12.750	8,278
	2008	$12.750	$7.165	18,276
	2009	$7.165	$9.957	12,885
	2010	$9.957	$11.319	10,891
	2011	$11.319	$11.244	9,568
	2012	$11.244	$12.992	8,218
	2013	$12.992	$17.934	6,786
	2014	$17.934	$19.129	4,826
	2015	$19.129	$20.770	1,843

T. Rowe Price Equity Income Portfolio - II
	2006	$11.219	$13.046	47,715
	2007	$13.046	$13.171	30,708
	2008	$13.171	$8.226	15,396
	2009	$8.226	$10.097	12,397
	2010	$10.097	$11.354	11,094
	2011	$11.354	$11.014	10,547
	2012	$11.014	$12.620	9,524
	2013	$12.620	$16.005	8,934
	2014	$16.005	$16.799	7,142
	2015	$16.799	$15.293	4,302

UIF Growth Portfolio, Class II
	2006	$11.681	$11.884	1,978
	2007	$11.884	$14.168	1,066
	2008	$14.168	$7.033	639
	2009	$7.033	$11.382	91
	2010	$11.382	$13.676	0
	2011	$13.676	$12.996	0
	2012	$12.996	$14.525	0
	2013	$14.525	$21.028	0
	2014	$21.028	$21.862	0
	2015	$21.862	$23.989	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.618	$19.724	46,931
	2007	$19.724	$15.989	21,887
	2008	$15.989	$9.705	28,148
	2009	$9.705	$12.221	27,005
	2010	$12.221	$15.514	21,492
	2011	$15.514	$16.065	20,907
	2012	$16.065	$18.202	10,394
	2013	$18.202	$18.151	11,006
	2014	$18.151	$23.022	10,132
	2015	$23.022	$22.996	9,026

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.567	$21.281	4,699
	2007	$21.281	$28.698	2,539
	2008	$28.698	$9.905	1,306
	2009	$9.905	$20.693	1,015
	2010	$20.693	$25.722	786
	2011	$25.722	$18.720	707
	2012	$18.720	$23.813	683
	2013	$23.813	$26.142	660
	2014	$26.142	$25.513	63
	2015	$25.513	$21.504	54

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.403	$22.454	9,502
	2007	$22.454	$31.982	5,004
	2008	$31.982	$16.885	1,656
	2009	$16.885	$26.067	1,045
	2010	$26.067	$33.015	695
	2011	$33.015	$27.033	673
	2012	$27.033	$27.388	588
	2013	$27.388	$29.668	1,089
	2014	$29.668	$23.519	1,135
	2015	$23.519	$15.339	934

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.681	$10.309	329
	2007	$10.309	$10.511	90
	2008	$10.511	$8.952	551
	2009	$8.952	$9.989	624
	2010	$9.989	$10.277	705
	2011	$10.277	$9.843	778
	2012	$9.843	$9.774	598
	2013	$9.774	$10.062	211
	2014	$10.062	$9.756	224
	2015	$9.756	$9.640	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.966	$11.859	29,666
	2007	$11.859	$11.582	13,040
	2008	$11.582	$7.845	12,802
	2009	$7.845	$11.905	7,831
	2010	$11.905	$13.381	5,059
	2011	$13.381	$13.281	4,409
	2012	$13.281	$15.367	3,988
	2013	$15.367	$15.972	3,355
	2014	$15.972	$15.417	2,056
	2015	$15.417	$14.190	844

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.353	$13.230	0
	2007	$13.230	$17.259	0
	2008	$17.259	$9.253	4,939
	2009	$9.253	$13.657	2,028
	2010	$13.657	$15.200	1,468
	2011	$15.200	$14.796	1,417
	2012	$14.796	$17.084	2,056
	2013	$17.084	$22.556	1,248
	2014	$22.556	$25.065	1,796
	2015	$25.065	$26.003	1,479

Alger Large Cap Growth Portfolio - Class S
	2006	$10.984	$11.287	0
	2007	$11.287	$13.225	0
	2008	$13.225	$6.957	3,946
	2009	$6.957	$10.034	874
	2010	$10.034	$11.096	665
	2011	$11.096	$10.786	638
	2012	$10.786	$11.556	637
	2013	$11.556	$15.232	635
	2014	$15.232	$16.496	633
	2015	$16.496	$16.376	621

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.330	$12.196	687
	2007	$12.196	$15.680	685
	2008	$15.680	$6.378	7,069
	2009	$6.378	$9.452	7,168
	2010	$9.452	$11.007	5,739
	2011	$11.007	$9.856	4,139
	2012	$9.856	$11.168	2,232
	2013	$11.168	$14.812	435
	2014	$14.812	$15.608	436
	2015	$15.608	$14.999	425

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.463	0
	2008	$9.463	$5.878	448
	2009	$5.878	$7.448	3,641
	2010	$7.448	$8.507	1,483
	2011	$8.507	$7.817	1,312
	2012	$7.817	$8.803	1,311
	2013	$8.803	$11.396	989
	2014	$11.396	$12.203	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.702	0
	2008	$9.702	$6.117	7,386
	2009	$6.117	$7.460	7,097
	2010	$7.460	$7.999	14,533
	2011	$7.999	$8.223	13,756
	2012	$8.223	$9.384	703
	2013	$9.384	$12.166	430
	2014	$12.166	$13.312	1,326
	2015	$13.312	$12.665	1,341

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.319	$10.829	819
	2007	$10.829	$12.216	703
	2008	$12.216	$8.506	10,597
	2009	$8.506	$10.728	7,371
	2010	$10.728	$11.976	7,273
	2011	$11.976	$11.401	7,364
	2012	$11.401	$12.533	6,400
	2013	$12.533	$14.159	6,393
	2014	$14.159	$14.637	6,065
	2015	$14.637	$14.328	5,911

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.930	$14.113	2,345
	2007	$14.113	$16.214	3,577
	2008	$16.214	$9.101	28,684
	2009	$9.101	$12.077	21,642
	2010	$12.077	$13.832	17,751
	2011	$13.832	$13.171	14,157
	2012	$13.171	$14.983	6,476
	2013	$14.983	$19.219	3,804
	2014	$19.219	$21.019	3,788
	2015	$21.019	$20.673	3,118

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.138	$13.084	2,436
	2007	$13.084	$12.978	732
	2008	$12.978	$7.269	14,731
	2009	$7.269	$9.248	12,029
	2010	$9.248	$10.410	9,669
	2011	$10.410	$10.264	9,681
	2012	$10.264	$11.767	8,786
	2013	$11.767	$14.734	6,595
	2014	$14.734	$15.655	5,794
	2015	$15.655	$14.684	3,751

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.968	$10.215	2,458
	2007	$10.215	$10.501	2,287
	2008	$10.501	$10.570	20,703
	2009	$10.570	$10.403	22,027
	2010	$10.403	$10.197	20,364
	2011	$10.197	$9.989	27,521
	2012	$9.989	$9.785	40,094
	2013	$9.785	$9.585	9,189
	2014	$9.585	$9.390	7,866
	2015	$9.390	$9.198	5,306

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.071	$10.514	665
	2007	$10.514	$13.043	602
	2008	$13.043	$6.731	16,962
	2009	$6.731	$8.437	14,390
	2010	$8.437	$10.236	12,852
	2011	$10.236	$10.023	11,841
	2012	$10.023	$11.231	4,964
	2013	$11.231	$14.962	5,245
	2014	$14.962	$16.269	5,133
	2015	$16.269	$17.036	4,161

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.855	$12.275	1,674
	2007	$12.275	$12.645	1,557
	2008	$12.645	$7.783	23,795
	2009	$7.783	$9.629	21,289
	2010	$9.629	$10.821	19,513
	2011	$10.821	$10.788	16,944
	2012	$10.788	$12.218	13,671
	2013	$12.218	$15.787	6,520
	2014	$15.787	$17.518	6,022
	2015	$17.518	$17.345	3,348

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.130	$10.334	2,446
	2007	$10.334	$10.534	2,274
	2008	$10.534	$9.961	18,708
	2009	$9.961	$11.266	15,260
	2010	$11.266	$11.868	13,587
	2011	$11.868	$12.443	12,365
	2012	$12.443	$12.871	8,174
	2013	$12.871	$12.346	6,594
	2014	$12.346	$12.772	6,370
	2015	$12.772	$12.404	7,499

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.637	$14.579	169
	2007	$14.579	$16.713	169
	2008	$16.713	$9.174	11,572
	2009	$9.174	$11.341	10,646
	2010	$11.341	$12.534	10,245
	2011	$12.534	$10.149	10,325
	2012	$10.149	$11.966	9,298
	2013	$11.966	$15.257	3,568
	2014	$15.257	$13.704	3,357
	2015	$13.704	$13.865	2,679

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.696	48

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.730	$12.798	0
	2007	$12.798	$15.385	0
	2008	$15.385	$8.931	1,114
	2009	$8.931	$11.135	1,695
	2010	$11.135	$12.130	1,279
	2011	$12.130	$11.102	1,380
	2012	$11.102	$11.355	1,699
	2013	$11.355	$13.064	1,146
	2014	$13.064	$13.154	618
	2015	$13.154	$13.047	621

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.183	532
	2013	$9.183	$12.575	412
	2014	$12.575	$13.323	118
	2015	$13.323	$13.670	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.887	$11.311	1,740
	2007	$11.311	$12.377	0
	2008	$12.377	$6.956	778
	2009	$6.956	$8.224	764
	2010	$8.224	$9.281	526
	2011	$9.281	$8.353	534
	2012	$8.353	$9.570	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.748	0
	2007	$10.748	$11.356	0
	2008	$11.356	$7.750	699
	2009	$7.750	$9.716	575
	2010	$9.716	$10.397	574
	2011	$10.397	$10.154	574
	2012	$10.154	$11.300	419
	2013	$11.300	$14.271	223
	2014	$14.271	$15.075	223
	2015	$15.075	$13.880	1,430

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.546	5,139
	2012	$11.546	$11.560	2,171
	2013	$11.560	$10.999	1,790
	2014	$10.999	$11.192	1,709
	2015	$11.192	$10.969	1,582

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.835	$13.445	79
	2007	$13.445	$13.500	22
	2008	$13.500	$8.964	17,848
	2009	$8.964	$10.897	15,212
	2010	$10.897	$11.975	13,218
	2011	$11.975	$11.464	11,010
	2012	$11.464	$12.840	7,532
	2013	$12.840	$16.824	4,765
	2014	$16.824	$18.121	4,179
	2015	$18.121	$17.161	3,396

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.472	$12.471	608
	2007	$12.471	$13.348	552
	2008	$13.348	$9.325	16,857
	2009	$9.325	$11.860	15,391
	2010	$11.860	$13.218	14,593
	2011	$13.218	$12.105	15,355
	2012	$12.105	$13.116	9,134
	2013	$13.116	$16.504	3,559
	2014	$16.504	$16.839	3,521
	2015	$16.839	$15.788	3,362

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.016	$12.350	0
	2007	$12.350	$14.224	0
	2008	$14.224	$7.407	1,437
	2009	$7.407	$11.345	874
	2010	$11.345	$14.144	883
	2011	$14.144	$12.557	97
	2012	$12.557	$13.729	107
	2013	$13.729	$18.370	825
	2014	$18.370	$19.378	121
	2015	$19.378	$19.178	127

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.025	$12.197	0
	2007	$12.197	$12.109	0
	2008	$12.109	$5.704	12,250
	2009	$5.704	$8.255	6,812
	2010	$8.255	$8.647	4,371
	2011	$8.647	$8.182	4,481
	2012	$8.182	$9.429	5,496
	2013	$9.429	$12.309	3,524
	2014	$12.309	$12.827	3,218
	2015	$12.827	$11.225	3,362

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.239	$10.342	557
	2007	$10.342	$10.839	557
	2008	$10.839	$10.778	5,873
	2009	$10.778	$10.648	9,644
	2010	$10.648	$10.939	7,000
	2011	$10.939	$10.980	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.830	1,406
	2009	$6.830	$11.981	1,360
	2010	$11.981	$14.671	1,240
	2011	$14.671	$9.724	1,064
	2012	$9.724	$10.779	1,038
	2013	$10.779	$12.066	962
	2014	$12.066	$10.388	381
	2015	$10.388	$9.279	251

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.101	$13.639	0
	2007	$13.639	$14.316	0
	2008	$14.316	$10.110	13,049
	2009	$10.110	$13.163	9,890
	2010	$13.163	$14.874	9,661
	2011	$14.874	$14.136	8,312
	2012	$14.136	$15.339	3,084
	2013	$15.339	$18.903	1,933
	2014	$18.903	$20.078	1,535
	2015	$20.078	$18.941	1,164

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.921	$13.038	659
	2007	$13.038	$11.989	0
	2008	$11.989	$7.525	4,642
	2009	$7.525	$7.115	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.133	$12.041	19
	2007	$12.041	$13.006	19
	2008	$13.006	$10.693	3,192
	2009	$10.693	$13.154	6,741
	2010	$13.154	$13.930	7,821
	2011	$13.930	$13.830	4,084
	2012	$13.830	$15.358	3,986
	2013	$15.358	$18.022	2,809
	2014	$18.022	$19.107	2,696
	2015	$19.107	$18.792	3,722

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.701	$13.532	0
	2007	$13.532	$15.672	0
	2008	$15.672	$14.715	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.587	$13.454	0
	2007	$13.454	$18.004	0
	2008	$18.004	$9.821	13,194
	2009	$9.821	$14.046	8,055
	2010	$14.046	$14.649	5,350
	2011	$14.649	$13.354	2,516
	2012	$13.354	$16.200	3,133
	2013	$16.200	$20.769	2,214
	2014	$20.769	$22.066	1,722
	2015	$22.066	$24.193	1,839

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.240	$13.281	0
	2007	$13.281	$13.804	0
	2008	$13.804	$8.621	12,292
	2009	$8.621	$10.349	10,291

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.422	$12.033	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.745	$12.393	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$17.046	897

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.984	4,199
	2014	$14.984	$15.049	3,546
	2015	$15.049	$14.088	4,659

MFS® High Income Series - Service Class
	2006	$10.579	$11.398	1,579
	2007	$11.398	$11.335	1,523
	2008	$11.335	$7.921	11,168
	2009	$7.921	$11.267	9,015
	2010	$11.267	$12.625	7,838
	2011	$12.625	$12.843	7,024
	2012	$12.843	$14.395	4,988
	2013	$14.395	$14.542	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.622	$11.165	0
	2007	$11.165	$12.140	0
	2008	$12.140	$7.493	4,412
	2009	$7.493	$10.209	2,701
	2010	$10.209	$11.216	2,642
	2011	$11.216	$11.027	2,727
	2012	$11.027	$12.602	1,793
	2013	$12.602	$16.054	862
	2014	$16.054	$17.472	1,647
	2015	$17.472	$17.605	0

MFS® Investors Trust Series - Service Class
	2006	$11.259	$12.429	0
	2007	$12.429	$13.394	0
	2008	$13.394	$8.757	5,233
	2009	$8.757	$10.855	4,087
	2010	$10.855	$11.789	3,740
	2011	$11.789	$11.269	3,834
	2012	$11.269	$13.116	3,695
	2013	$13.116	$16.925	3,266
	2014	$16.925	$18.354	2,842
	2015	$18.354	$17.969	693

MFS® New Discovery Series - Service Class
	2006	$10.165	$11.245	0
	2007	$11.245	$11.261	0
	2008	$11.261	$6.671	6,557
	2009	$6.671	$10.645	5,377
	2010	$10.645	$14.175	4,770
	2011	$14.175	$12.428	4,558
	2012	$12.428	$14.716	3,674
	2013	$14.716	$20.357	999
	2014	$20.357	$18.445	346
	2015	$18.445	$17.679	290

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.767	$11.773	161
	2007	$11.773	$11.984	161
	2008	$11.984	$9.118	18,184
	2009	$9.118	$10.514	16,873
	2010	$10.514	$11.291	13,631
	2011	$11.291	$11.235	13,093
	2012	$11.235	$12.208	12,684
	2013	$12.208	$14.198	6,739
	2014	$14.198	$15.053	5,131
	2015	$15.053	$14.659	4,279

MFS® Value Series - Service Class
	2006	$11.579	$13.668	0
	2007	$13.668	$14.403	0
	2008	$14.403	$9.488	4,064
	2009	$9.488	$11.380	2,246
	2010	$11.380	$12.397	2,145
	2011	$12.397	$12.087	2,041
	2012	$12.087	$13.719	1,937
	2013	$13.719	$18.221	517
	2014	$18.221	$19.669	168
	2015	$19.669	$19.086	167

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.667	$11.737	0
	2007	$11.737	$12.189	0
	2008	$12.189	$6.063	0
	2009	$6.063	$7.855	0
	2010	$7.855	$9.784	1,447
	2011	$9.784	$9.664	1,352
	2012	$9.664	$10.996	334
	2013	$10.996	$14.607	897
	2014	$14.607	$15.098	0
	2015	$15.098	$15.727	942

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.644	$14.536	0
	2007	$14.536	$15.102	0
	2008	$15.102	$8.826	20,906
	2009	$8.826	$12.048	17,303
	2010	$12.048	$13.654	14,202
	2011	$13.654	$12.234	11,596
	2012	$12.234	$14.493	6,873
	2013	$14.493	$18.028	4,025
	2014	$18.028	$18.022	3,270
	2015	$18.022	$18.301	2,270

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.091	$13.580	1,780
	2007	$13.580	$13.115	191
	2008	$13.115	$7.964	18,816
	2009	$7.964	$10.678	15,659
	2010	$10.678	$12.870	13,843
	2011	$12.870	$12.307	11,660
	2012	$12.307	$14.184	5,710
	2013	$14.184	$19.537	4,737
	2014	$19.537	$21.367	3,371
	2015	$21.367	$19.653	2,987

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.624	$10.635	0
	2007	$10.635	$10.794	0
	2008	$10.794	$10.321	11,021
	2009	$10.321	$11.690	6,222
	2010	$11.690	$12.423	4,591
	2011	$12.423	$12.992	3,728
	2012	$12.992	$14.106	2,370
	2013	$14.106	$13.886	2,142
	2014	$13.886	$15.119	1,977
	2015	$15.119	$14.853	655

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.960	$10.207	0
	2007	$10.207	$10.485	0
	2008	$10.485	$10.501	25,951
	2009	$10.501	$10.298	21,518
	2010	$10.298	$10.092	20,683
	2011	$10.092	$9.891	15,450
	2012	$9.891	$9.694	11,457
	2013	$9.694	$9.501	10,361
	2014	$9.501	$9.307	10,612
	2015	$9.307	$9.118	12,648

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.528	$10.385	0
	2007	$10.385	$11.258	0
	2008	$11.258	$10.251	121,212
	2009	$10.251	$11.887	109,743
	2010	$11.887	$12.588	97,258
	2011	$12.588	$13.770	77,395
	2012	$13.770	$14.668	66,979
	2013	$14.668	$13.043	57,681
	2014	$13.043	$13.171	37,282
	2015	$13.171	$12.552	26,013

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.252	$10.429	0
	2007	$10.429	$11.110	0
	2008	$11.110	$11.407	69,955
	2009	$11.407	$12.745	64,059
	2010	$12.745	$13.497	59,081
	2011	$13.497	$13.699	51,186
	2012	$13.699	$14.704	36,817
	2013	$14.704	$14.120	30,827
	2014	$14.120	$14.422	42,782
	2015	$14.422	$14.190	25,093

Premier VIT OpCap Balanced Portfolio
	2006	$10.822	$11.746	0
	2007	$11.746	$10.993	0
	2008	$10.993	$7.410	2,774
	2009	$7.410	$7.133	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.433	$11.382	0
	2007	$11.382	$11.853	0
	2008	$11.853	$10.706	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.785	$11.550	167
	2007	$11.550	$12.725	167
	2008	$12.725	$7.148	19,376
	2009	$7.148	$9.927	13,870
	2010	$9.927	$11.279	12,522
	2011	$11.279	$11.199	12,448
	2012	$11.199	$12.933	8,282
	2013	$12.933	$17.843	6,193
	2014	$17.843	$19.022	5,144
	2015	$19.022	$20.644	6,153

T. Rowe Price Equity Income Portfolio - II
	2006	$11.208	$13.026	0
	2007	$13.026	$13.145	0
	2008	$13.145	$8.206	36,500
	2009	$8.206	$10.067	27,840
	2010	$10.067	$11.314	23,674
	2011	$11.314	$10.970	19,401
	2012	$10.970	$12.563	12,275
	2013	$12.563	$15.924	4,907
	2014	$15.924	$16.705	4,629
	2015	$16.705	$15.200	5,280

UIF Growth Portfolio, Class II
	2006	$11.669	$11.866	0
	2007	$11.866	$14.140	0
	2008	$14.140	$7.015	2,023
	2009	$7.015	$11.347	2,446
	2010	$11.347	$13.628	2,214
	2011	$13.628	$12.944	2,197
	2012	$12.944	$14.459	1,483
	2013	$14.459	$20.922	1,983
	2014	$20.922	$21.741	1,426
	2015	$21.741	$23.844	1,339

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.604	$19.695	2,755
	2007	$19.695	$15.957	720
	2008	$15.957	$9.681	24,317
	2009	$9.681	$12.184	20,226
	2010	$12.184	$15.459	17,238
	2011	$15.459	$16.000	14,273
	2012	$16.000	$18.120	9,838
	2013	$18.120	$18.059	7,340
	2014	$18.059	$22.894	5,327
	2015	$22.894	$22.856	3,442

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.552	$21.250	124
	2007	$21.250	$28.641	0
	2008	$28.641	$9.880	4,980
	2009	$9.880	$20.630	2,624
	2010	$20.630	$25.632	1,575
	2011	$25.632	$18.645	1,059
	2012	$18.645	$23.705	1,485
	2013	$23.705	$26.010	358
	2014	$26.010	$25.371	347
	2015	$25.371	$21.374	340

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.385	$22.421	0
	2007	$22.421	$31.918	0
	2008	$31.918	$16.843	10,186
	2009	$16.843	$25.989	9,994
	2010	$25.989	$32.899	9,244
	2011	$32.899	$26.924	8,702
	2012	$26.924	$27.264	6,869
	2013	$27.264	$29.518	6,579
	2014	$29.518	$23.389	6,538
	2015	$23.389	$15.246	3,700

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.672	$10.294	0
	2007	$10.294	$10.490	0
	2008	$10.490	$8.929	1,438
	2009	$8.929	$9.959	661
	2010	$9.959	$10.240	542
	2011	$10.240	$9.803	1,787
	2012	$9.803	$9.730	818
	2013	$9.730	$10.011	535
	2014	$10.011	$9.702	473
	2015	$9.702	$9.584	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.955	$11.841	673
	2007	$11.841	$11.559	556
	2008	$11.559	$7.825	16,131
	2009	$7.825	$11.869	12,323
	2010	$11.869	$13.334	9,916
	2011	$13.334	$13.228	7,926
	2012	$13.228	$15.298	2,612
	2013	$15.298	$15.892	1,745
	2014	$15.892	$15.331	1,335
	2015	$15.331	$14.104	555

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EPB (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.342	$13.210	160
	2007	$13.210	$17.224	160
	2008	$17.224	$9.229	2,212
	2009	$9.229	$13.616	1,983
	2010	$13.616	$15.146	4,601
	2011	$15.146	$14.736	2,012
	2012	$14.736	$17.007	1,971
	2013	$17.007	$22.442	555
	2014	$22.442	$24.926	289
	2015	$24.926	$25.845	265

Alger Large Cap Growth Portfolio - Class S
	2006	$10.974	$11.270	124
	2007	$11.270	$13.199	124
	2008	$13.199	$6.939	1,813
	2009	$6.939	$10.003	271
	2010	$10.003	$11.057	268
	2011	$11.057	$10.743	265
	2012	$10.743	$11.503	272
	2013	$11.503	$15.155	245
	2014	$15.155	$16.404	231
	2015	$16.404	$16.277	222

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.319	$12.177	538
	2007	$12.177	$15.648	519
	2008	$15.648	$6.362	6,222
	2009	$6.362	$9.424	3,353
	2010	$9.424	$10.968	3,421
	2011	$10.968	$9.816	3,589
	2012	$9.816	$11.117	2,501
	2013	$11.117	$14.737	2,348
	2014	$14.737	$15.521	1,965
	2015	$15.521	$14.908	1,938

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.459	1,963
	2008	$9.459	$5.873	157
	2009	$5.873	$7.438	131
	2010	$7.438	$8.491	124
	2011	$8.491	$7.798	31
	2012	$7.798	$8.777	0
	2013	$8.777	$11.357	0
	2014	$11.357	$12.156	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.698	673
	2008	$9.698	$6.112	42
	2009	$6.112	$7.450	40
	2010	$7.450	$7.984	41
	2011	$7.984	$8.204	40
	2012	$8.204	$9.356	37
	2013	$9.356	$12.125	30
	2014	$12.125	$13.260	28
	2015	$13.260	$12.609	29

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.309	$10.813	11,517
	2007	$10.813	$12.191	1,718
	2008	$12.191	$8.485	5,702
	2009	$8.485	$10.696	5,339
	2010	$10.696	$11.934	4,968
	2011	$11.934	$11.355	4,752
	2012	$11.355	$12.476	4,536
	2013	$12.476	$14.087	1,772
	2014	$14.087	$14.555	1,675
	2015	$14.555	$14.241	1,598

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.917	$14.092	1,477
	2007	$14.092	$16.182	1,239
	2008	$16.182	$9.079	8,088
	2009	$9.079	$12.040	5,836
	2010	$12.040	$13.783	5,460
	2011	$13.783	$13.118	5,899
	2012	$13.118	$14.915	4,859
	2013	$14.915	$19.122	2,889
	2014	$19.122	$20.902	1,185
	2015	$20.902	$20.548	1,001

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.127	$13.065	3,614
	2007	$13.065	$12.952	3,192
	2008	$12.952	$7.251	8,265
	2009	$7.251	$9.220	8,091
	2010	$9.220	$10.373	2,975
	2011	$10.373	$10.222	3,658
	2012	$10.222	$11.714	1,891
	2013	$11.714	$14.659	915
	2014	$14.659	$15.568	904
	2015	$15.568	$14.595	194

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.958	$10.200	13,269
	2007	$10.200	$10.480	2,402
	2008	$10.480	$10.544	32,210
	2009	$10.544	$10.371	10,057
	2010	$10.371	$10.161	9,033
	2011	$10.161	$9.949	8,566
	2012	$9.949	$9.740	6,620
	2013	$9.740	$9.537	6,875
	2014	$9.537	$9.337	6,061
	2015	$9.337	$9.142	5,209

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.062	$10.498	147
	2007	$10.498	$13.016	147
	2008	$13.016	$6.714	2,303
	2009	$6.714	$8.411	2,571
	2010	$8.411	$10.200	2,136
	2011	$10.200	$9.983	2,695
	2012	$9.983	$11.180	2,041
	2013	$11.180	$14.886	736
	2014	$14.886	$16.179	736
	2015	$16.179	$16.933	735

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.845	$12.257	3,797
	2007	$12.257	$12.620	1,000
	2008	$12.620	$7.764	12,992
	2009	$7.764	$9.600	8,947
	2010	$9.600	$10.782	5,824
	2011	$10.782	$10.745	5,859
	2012	$10.745	$12.163	5,695
	2013	$12.163	$15.707	3,948
	2014	$15.707	$17.421	3,697
	2015	$17.421	$17.240	3,189

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.120	$10.318	3,566
	2007	$10.318	$10.513	2,552
	2008	$10.513	$9.936	8,137
	2009	$9.936	$11.232	6,423
	2010	$11.232	$11.826	5,419
	2011	$11.826	$12.393	4,604
	2012	$12.393	$12.812	6,424
	2013	$12.812	$12.284	6,268
	2014	$12.284	$12.701	3,217
	2015	$12.701	$12.329	3,182

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.625	$14.557	2,017
	2007	$14.557	$16.680	1,679
	2008	$16.680	$9.151	4,791
	2009	$9.151	$11.307	4,373
	2010	$11.307	$12.490	4,191
	2011	$12.490	$10.108	4,816
	2012	$10.108	$11.912	4,431
	2013	$11.912	$15.180	3,690
	2014	$15.180	$13.628	3,983
	2015	$13.628	$13.781	2,835

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.693	1,735

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.718	$12.779	435
	2007	$12.779	$15.355	0
	2008	$15.355	$8.908	1
	2009	$8.908	$11.102	409
	2010	$11.102	$12.087	183
	2011	$12.087	$11.057	483
	2012	$11.057	$11.304	119
	2013	$11.304	$12.999	3
	2014	$12.999	$13.081	3
	2015	$13.081	$12.968	3

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.142	367
	2013	$9.142	$12.511	312
	2014	$12.511	$13.249	256
	2015	$13.249	$13.587	247

Invesco V.I. Capital Appreciation - Series II
	2006	$10.877	$11.294	418
	2007	$11.294	$12.353	584
	2008	$12.353	$6.938	142
	2009	$6.938	$8.200	142
	2010	$8.200	$9.248	142
	2011	$9.248	$8.320	142
	2012	$8.320	$9.530	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.745	1,275
	2007	$10.745	$11.347	1,049
	2008	$11.347	$7.740	4,163
	2009	$7.740	$9.698	3,963
	2010	$9.698	$10.372	2,964
	2011	$10.372	$10.125	2,895
	2012	$10.125	$11.261	2,774
	2013	$11.261	$14.215	1,761
	2014	$14.215	$15.008	1,751
	2015	$15.008	$13.811	1,764

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.500	772
	2012	$11.500	$11.507	395
	2013	$11.507	$10.944	66
	2014	$10.944	$11.130	68
	2015	$11.130	$10.903	67

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.823	$13.425	3,456
	2007	$13.425	$13.473	3,317
	2008	$13.473	$8.941	10,380
	2009	$8.941	$10.864	10,965
	2010	$10.864	$11.932	8,005
	2011	$11.932	$11.418	7,975
	2012	$11.418	$12.782	6,919
	2013	$12.782	$16.739	4,188
	2014	$16.739	$18.020	3,396
	2015	$18.020	$17.057	2,218

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.461	$12.453	1,485
	2007	$12.453	$13.322	1,085
	2008	$13.322	$9.301	5,011
	2009	$9.301	$11.824	3,173
	2010	$11.824	$13.171	2,724
	2011	$13.171	$12.057	2,761
	2012	$12.057	$13.056	2,318
	2013	$13.056	$16.420	1,920
	2014	$16.420	$16.746	1,919
	2015	$16.746	$15.692	1,008

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.004	$12.331	859
	2007	$12.331	$14.196	1,006
	2008	$14.196	$7.388	908
	2009	$7.388	$11.311	1,675
	2010	$11.311	$14.094	3,034
	2011	$14.094	$12.507	2,939
	2012	$12.507	$13.667	2,829
	2013	$13.667	$18.278	847
	2014	$18.278	$19.270	847
	2015	$19.270	$19.062	847

Invesco V.I. Value Opportunities Fund - Series II
	2006	$11.014	$12.179	1,679
	2007	$12.179	$12.085	1,565
	2008	$12.085	$5.690	5,172
	2009	$5.690	$8.230	4,860
	2010	$8.230	$8.616	5,990
	2011	$8.616	$8.149	5,975
	2012	$8.149	$9.386	5,884
	2013	$9.386	$12.247	2,659
	2014	$12.247	$12.755	2,593
	2015	$12.755	$11.157	1,731

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.229	$10.326	929
	2007	$10.326	$10.818	896
	2008	$10.818	$10.751	3,095
	2009	$10.751	$10.616	1,679
	2010	$10.616	$10.900	967
	2011	$10.900	$10.940	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.813	1,692
	2009	$6.813	$11.945	1,598
	2010	$11.945	$14.620	1,557
	2011	$14.620	$9.684	1,556
	2012	$9.684	$10.730	1,556
	2013	$10.730	$12.005	54
	2014	$12.005	$10.330	3
	2015	$10.330	$9.223	3

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.089	$13.619	980
	2007	$13.619	$14.287	980
	2008	$14.287	$10.085	7,350
	2009	$10.085	$13.123	5,424
	2010	$13.123	$14.822	4,331
	2011	$14.822	$14.079	4,570
	2012	$14.079	$15.270	3,154
	2013	$15.270	$18.807	1,580
	2014	$18.807	$19.966	1,460
	2015	$19.966	$18.826	297

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.918	$13.027	329
	2007	$13.027	$11.972	271
	2008	$11.972	$7.511	1,246
	2009	$7.511	$7.100	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.122	$12.023	2,920
	2007	$12.023	$12.980	2,821
	2008	$12.980	$10.666	7,141
	2009	$10.666	$13.114	5,509
	2010	$13.114	$13.881	5,233
	2011	$13.881	$13.774	4,968
	2012	$13.774	$15.288	4,189
	2013	$15.288	$17.931	1,518
	2014	$17.931	$19.001	1,378
	2015	$19.001	$18.678	1,279

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.690	$13.512	149
	2007	$13.512	$15.641	149
	2008	$15.641	$14.684	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.575	$13.434	1,152
	2007	$13.434	$17.968	840
	2008	$17.968	$9.796	866
	2009	$9.796	$14.003	620
	2010	$14.003	$14.598	619
	2011	$14.598	$13.300	1,081
	2012	$13.300	$16.126	849
	2013	$16.126	$20.664	825
	2014	$20.664	$21.943	775
	2015	$21.943	$24.047	767

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.228	$13.261	2,342
	2007	$13.261	$13.777	1,791
	2008	$13.777	$8.599	577
	2009	$8.599	$10.317	366

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.411	$12.016	1,401

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.734	$12.375	539

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.943	1,274

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.908	857
	2014	$14.908	$14.965	229
	2015	$14.965	$14.003	36

MFS® High Income Series - Service Class
	2006	$10.569	$11.382	2,300
	2007	$11.382	$11.313	1,561
	2008	$11.313	$7.901	6,496
	2009	$7.901	$11.233	5,026
	2010	$11.233	$12.580	5,042
	2011	$12.580	$12.791	4,713
	2012	$12.791	$14.329	3,878
	2013	$14.329	$14.471	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.611	$11.148	1,599
	2007	$11.148	$12.116	1,304
	2008	$12.116	$7.475	3,472
	2009	$7.475	$10.179	3,243
	2010	$10.179	$11.176	2,796
	2011	$11.176	$10.982	2,786
	2012	$10.982	$12.545	2,726
	2013	$12.545	$15.973	1,815
	2014	$15.973	$17.375	1,731
	2015	$17.375	$17.505	0

MFS® Investors Trust Series - Service Class
	2006	$11.248	$12.411	0
	2007	$12.411	$13.367	0
	2008	$13.367	$8.735	791
	2009	$8.735	$10.822	1,337
	2010	$10.822	$11.748	1,213
	2011	$11.748	$11.224	1,043
	2012	$11.224	$13.057	902
	2013	$13.057	$16.839	610
	2014	$16.839	$18.252	0
	2015	$18.252	$17.860	0

MFS® New Discovery Series - Service Class
	2006	$10.155	$11.228	648
	2007	$11.228	$11.239	648
	2008	$11.239	$6.654	1,853
	2009	$6.654	$10.613	2,483
	2010	$10.613	$14.125	3,909
	2011	$14.125	$12.378	3,841
	2012	$12.378	$14.650	3,317
	2013	$14.650	$20.254	1,253
	2014	$20.254	$18.342	1,253
	2015	$18.342	$17.572	1,029

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.757	$11.756	4,464
	2007	$11.756	$11.960	3,946
	2008	$11.960	$9.095	12,294
	2009	$9.095	$10.483	10,700
	2010	$10.483	$11.251	7,267
	2011	$11.251	$11.190	6,824
	2012	$11.190	$12.152	6,209
	2013	$12.152	$14.127	3,354
	2014	$14.127	$14.969	3,070
	2015	$14.969	$14.570	2,726

MFS® Value Series - Service Class
	2006	$11.568	$13.648	611
	2007	$13.648	$14.374	611
	2008	$14.374	$9.464	1,222
	2009	$9.464	$11.346	1,559
	2010	$11.346	$12.354	1,111
	2011	$12.354	$12.038	1,032
	2012	$12.038	$13.657	959
	2013	$13.657	$18.129	0
	2014	$18.129	$19.560	0
	2015	$19.560	$18.970	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.663	$11.727	0
	2007	$11.727	$12.172	0
	2008	$12.172	$6.052	684
	2009	$6.052	$7.836	523
	2010	$7.836	$9.756	2,804
	2011	$9.756	$9.631	2,573
	2012	$9.631	$10.953	2,360
	2013	$10.953	$14.543	1,669
	2014	$14.543	$15.024	0
	2015	$15.024	$15.642	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.632	$14.515	1,350
	2007	$14.515	$15.072	1,321
	2008	$15.072	$8.804	5,985
	2009	$8.804	$12.012	5,293
	2010	$12.012	$13.606	6,574
	2011	$13.606	$12.185	6,427
	2012	$12.185	$14.428	5,383
	2013	$14.428	$17.937	1,486
	2014	$17.937	$17.922	1,473
	2015	$17.922	$18.190	708

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.079	$13.560	1,896
	2007	$13.560	$13.089	1,454
	2008	$13.089	$7.944	5,504
	2009	$7.944	$10.645	4,884
	2010	$10.645	$12.825	4,510
	2011	$12.825	$12.257	4,369
	2012	$12.257	$14.119	3,783
	2013	$14.119	$19.438	1,595
	2014	$19.438	$21.248	1,556
	2015	$21.248	$19.534	664

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.614	$10.619	1,711
	2007	$10.619	$10.772	1,064
	2008	$10.772	$10.295	1,059
	2009	$10.295	$11.654	1,204
	2010	$11.654	$12.379	1,213
	2011	$12.379	$12.940	1,135
	2012	$12.940	$14.042	1,141
	2013	$14.042	$13.816	1,311
	2014	$13.816	$15.035	1,265
	2015	$15.035	$14.763	989

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.951	$10.192	2,875
	2007	$10.192	$10.464	4,107
	2008	$10.464	$10.475	33,726
	2009	$10.475	$10.267	27,652
	2010	$10.267	$10.056	15,987
	2011	$10.056	$9.851	12,817
	2012	$9.851	$9.650	6,341
	2013	$9.650	$9.453	1,699
	2014	$9.453	$9.255	1,361
	2015	$9.255	$9.063	1,294

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.517	$10.370	2,597
	2007	$10.370	$11.235	2,541
	2008	$11.235	$10.225	6,340
	2009	$10.225	$11.852	6,080
	2010	$11.852	$12.544	9,891
	2011	$12.544	$13.715	5,329
	2012	$13.715	$14.602	5,449
	2013	$14.602	$12.977	2,808
	2014	$12.977	$13.097	2,789
	2015	$13.097	$12.476	2,606

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.242	$10.414	5,114
	2007	$10.414	$11.088	5,071
	2008	$11.088	$11.378	6,794
	2009	$11.378	$12.707	6,216
	2010	$12.707	$13.450	6,982
	2011	$13.450	$13.643	3,449
	2012	$13.643	$14.637	4,378
	2013	$14.637	$14.049	3,476
	2014	$14.049	$14.342	3,390
	2015	$14.342	$14.104	3,316

Premier VIT OpCap Balanced Portfolio
	2006	$10.813	$11.730	1,548
	2007	$11.730	$10.973	1,497
	2008	$10.973	$7.393	997
	2009	$7.393	$7.115	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.423	$11.365	0
	2007	$11.365	$11.829	0
	2008	$11.829	$10.685	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.774	$11.533	4,191
	2007	$11.533	$12.699	3,370
	2008	$12.699	$7.130	6,422
	2009	$7.130	$9.897	5,969
	2010	$9.897	$11.240	3,905
	2011	$11.240	$11.154	3,643
	2012	$11.154	$12.874	3,535
	2013	$12.874	$17.753	2,631
	2014	$17.753	$18.917	2,512
	2015	$18.917	$20.519	1,703

T. Rowe Price Equity Income Portfolio - II
	2006	$11.197	$13.007	2,534
	2007	$13.007	$13.118	2,398
	2008	$13.118	$8.185	12,005
	2009	$8.185	$10.036	11,529
	2010	$10.036	$11.274	8,979
	2011	$11.274	$10.926	8,687
	2012	$10.926	$12.506	7,853
	2013	$12.506	$15.843	5,577
	2014	$15.843	$16.612	4,765
	2015	$16.612	$15.108	3,761

UIF Growth Portfolio, Class II
	2006	$11.658	$11.849	508
	2007	$11.849	$14.111	508
	2008	$14.111	$6.997	2,412
	2009	$6.997	$11.313	2,172
	2010	$11.313	$13.580	1,591
	2011	$13.580	$12.891	1,594
	2012	$12.891	$14.394	1,208
	2013	$14.394	$20.816	84
	2014	$20.816	$21.620	37
	2015	$21.620	$23.699	37

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.590	$19.666	6,691
	2007	$19.666	$15.925	5,850
	2008	$15.925	$9.657	3,507
	2009	$9.657	$12.148	2,547
	2010	$12.148	$15.405	2,238
	2011	$15.405	$15.936	2,373
	2012	$15.936	$18.037	1,697
	2013	$18.037	$17.968	219
	2014	$17.968	$22.767	157
	2015	$22.767	$22.718	63

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.536	$21.218	401
	2007	$21.218	$28.584	401
	2008	$28.584	$9.855	1,602
	2009	$9.855	$20.568	1,715
	2010	$20.568	$25.541	3,485
	2011	$25.541	$18.570	1,965
	2012	$18.570	$23.598	1,921
	2013	$23.598	$25.879	364
	2014	$25.879	$25.230	2
	2015	$25.230	$21.244	2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.368	$22.387	552
	2007	$22.387	$31.855	549
	2008	$31.855	$16.800	1,461
	2009	$16.800	$25.911	1,612
	2010	$25.911	$32.783	2,593
	2011	$32.783	$26.816	1,214
	2012	$26.816	$27.140	1,183
	2013	$27.140	$29.369	355
	2014	$29.369	$23.259	331
	2015	$23.259	$15.154	2

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.662	$10.278	2,143
	2007	$10.278	$10.469	1,735
	2008	$10.469	$8.907	697
	2009	$8.907	$9.929	0
	2010	$9.929	$10.204	0
	2011	$10.204	$9.764	0
	2012	$9.764	$9.685	0
	2013	$9.685	$9.961	0
	2014	$9.961	$9.648	0
	2015	$9.648	$9.529	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.944	$11.824	5,058
	2007	$11.824	$11.536	4,694
	2008	$11.536	$7.806	5,887
	2009	$7.806	$11.833	3,715
	2010	$11.833	$13.287	3,300
	2011	$13.287	$13.174	3,215
	2012	$13.174	$15.228	2,775
	2013	$15.228	$15.812	3,045
	2014	$15.812	$15.246	2,703
	2015	$15.246	$14.018	2,407

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.1

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.320	$13.171	0
	2007	$13.171	$17.156	0
	2008	$17.156	$9.183	0
	2009	$9.183	$13.534	0
	2010	$13.534	$15.040	0
	2011	$15.040	$14.617	0
	2012	$14.617	$16.853	0
	2013	$16.853	$22.216	0
	2014	$22.216	$24.649	0
	2015	$24.649	$25.533	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.952	$11.237	0
	2007	$11.237	$13.146	0
	2008	$13.146	$6.904	0
	2009	$6.904	$9.943	0
	2010	$9.943	$10.979	0
	2011	$10.979	$10.657	0
	2012	$10.657	$11.399	0
	2013	$11.399	$15.003	0
	2014	$15.003	$16.222	0
	2015	$16.222	$16.080	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.297	$12.141	0
	2007	$12.141	$15.586	0
	2008	$15.586	$6.330	485
	2009	$6.330	$9.367	485
	2010	$9.367	$10.891	484
	2011	$10.891	$9.737	483
	2012	$9.737	$11.016	483
	2013	$11.016	$14.588	482
	2014	$14.588	$15.349	482
	2015	$15.349	$14.727	482

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.453	0
	2008	$9.453	$5.863	0
	2009	$5.863	$7.418	0
	2010	$7.418	$8.459	0
	2011	$8.459	$7.761	0
	2012	$7.761	$8.726	0
	2013	$8.726	$11.280	0
	2014	$11.280	$12.061	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.691	0
	2008	$9.691	$6.102	0
	2009	$6.102	$7.429	0
	2010	$7.429	$7.954	0
	2011	$7.954	$8.164	0
	2012	$8.164	$9.302	0
	2013	$9.302	$12.043	0
	2014	$12.043	$13.157	0
	2015	$13.157	$12.498	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.289	$10.781	0
	2007	$10.781	$12.143	0
	2008	$12.143	$8.443	0
	2009	$8.443	$10.632	0
	2010	$10.632	$11.850	0
	2011	$11.850	$11.263	0
	2012	$11.263	$12.363	0
	2013	$12.363	$13.945	0
	2014	$13.945	$14.394	0
	2015	$14.394	$14.069	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.892	$14.051	1,064
	2007	$14.051	$16.117	265
	2008	$16.117	$9.033	1,139
	2009	$9.033	$11.968	1,046
	2010	$11.968	$13.686	305
	2011	$13.686	$13.013	304
	2012	$13.013	$14.780	555
	2013	$14.780	$18.929	60
	2014	$18.929	$20.670	0
	2015	$20.670	$20.300	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.105	$13.026	487
	2007	$13.026	$12.900	485
	2008	$12.900	$7.215	2,090
	2009	$7.215	$9.165	1,918
	2010	$9.165	$10.300	1,878
	2011	$10.300	$10.140	1,846
	2012	$10.140	$11.608	2,062
	2013	$11.608	$14.512	1,362
	2014	$14.512	$15.396	667
	2015	$15.396	$14.419	667

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.939	$10.170	526
	2007	$10.170	$10.438	303
	2008	$10.438	$10.491	3,361
	2009	$10.491	$10.309	4,096
	2010	$10.309	$10.089	2,971
	2011	$10.089	$9.869	2,863
	2012	$9.869	$9.652	2,796
	2013	$9.652	$9.441	2,763
	2014	$9.441	$9.234	434
	2015	$9.234	$9.032	429

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.042	$10.467	0
	2007	$10.467	$12.965	0
	2008	$12.965	$6.681	260
	2009	$6.681	$8.361	260
	2010	$8.361	$10.128	260
	2011	$10.128	$9.903	259
	2012	$9.903	$11.079	259
	2013	$11.079	$14.736	259
	2014	$14.736	$15.999	258
	2015	$15.999	$16.728	258

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.824	$12.221	438
	2007	$12.221	$12.570	252
	2008	$12.570	$7.725	864
	2009	$7.725	$9.542	860
	2010	$9.542	$10.707	853
	2011	$10.707	$10.658	848
	2012	$10.658	$12.053	824
	2013	$12.053	$15.549	784
	2014	$15.549	$17.228	695
	2015	$17.228	$17.031	689

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.101	$10.288	260
	2007	$10.288	$10.471	151
	2008	$10.471	$9.886	113
	2009	$9.886	$11.164	125
	2010	$11.164	$11.743	130
	2011	$11.743	$12.293	121
	2012	$12.293	$12.696	129
	2013	$12.696	$12.160	157
	2014	$12.160	$12.561	160
	2015	$12.561	$12.180	159

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.600	$14.514	720
	2007	$14.514	$16.613	362
	2008	$16.613	$9.105	790
	2009	$9.105	$11.239	745
	2010	$11.239	$12.402	742
	2011	$12.402	$10.027	766
	2012	$10.027	$11.804	1,007
	2013	$11.804	$15.027	526
	2014	$15.027	$13.477	546
	2015	$13.477	$13.615	538

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.688	222

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.695	$12.741	0
	2007	$12.741	$15.293	0
	2008	$15.293	$8.864	0
	2009	$8.864	$11.035	0
	2010	$11.035	$12.002	0
	2011	$12.002	$10.968	0
	2012	$10.968	$11.201	0
	2013	$11.201	$12.868	0
	2014	$12.868	$12.936	0
	2015	$12.936	$12.811	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.059	0
	2013	$9.059	$12.385	0
	2014	$12.385	$13.102	0
	2015	$13.102	$13.423	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.856	$11.261	0
	2007	$11.261	$12.303	0
	2008	$12.303	$6.903	0
	2009	$6.903	$8.150	0
	2010	$8.150	$9.183	0
	2011	$9.183	$8.253	0
	2012	$8.253	$9.450	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.737	0
	2007	$10.737	$11.327	0
	2008	$11.327	$7.719	0
	2009	$7.719	$9.661	0
	2010	$9.661	$10.323	0
	2011	$10.323	$10.066	0
	2012	$10.066	$11.185	0
	2013	$11.185	$14.104	0
	2014	$14.104	$14.876	0
	2015	$14.876	$13.675	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.407	2,397
	2012	$11.407	$11.403	1,552
	2013	$11.403	$10.834	0
	2014	$10.834	$11.007	0
	2015	$11.007	$10.771	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.800	$13.385	1,148
	2007	$13.385	$13.419	981
	2008	$13.419	$8.896	2,176
	2009	$8.896	$10.798	2,073
	2010	$10.798	$11.848	1,249
	2011	$11.848	$11.326	1,252
	2012	$11.326	$12.666	1,185
	2013	$12.666	$16.570	496
	2014	$16.570	$17.821	223
	2015	$17.821	$16.851	228

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.438	$12.416	0
	2007	$12.416	$13.269	0
	2008	$13.269	$9.255	0
	2009	$9.255	$11.753	0
	2010	$11.753	$13.079	0
	2011	$13.079	$11.959	0
	2012	$11.959	$12.938	0
	2013	$12.938	$16.255	0
	2014	$16.255	$16.560	0
	2015	$16.560	$15.502	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.981	$12.295	0
	2007	$12.295	$14.139	0
	2008	$14.139	$7.351	0
	2009	$7.351	$11.243	0
	2010	$11.243	$13.995	0
	2011	$13.995	$12.406	0
	2012	$12.406	$13.543	0
	2013	$13.543	$18.093	0
	2014	$18.093	$19.056	0
	2015	$19.056	$18.831	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.993	$12.143	0
	2007	$12.143	$12.037	0
	2008	$12.037	$5.661	1,160
	2009	$5.661	$8.180	936
	2010	$8.180	$8.556	899
	2011	$8.556	$8.084	866
	2012	$8.084	$9.301	819
	2013	$9.301	$12.123	775
	2014	$12.123	$12.614	0
	2015	$12.614	$11.022	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.210	$10.296	0
	2007	$10.296	$10.775	2,834
	2008	$10.775	$10.697	2,819
	2009	$10.697	$10.552	2,419
	2010	$10.552	$10.824	2,408
	2011	$10.824	$10.859	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.779	377
	2009	$6.779	$11.873	314
	2010	$11.873	$14.517	312
	2011	$14.517	$9.606	311
	2012	$9.606	$10.633	310
	2013	$10.633	$11.884	0
	2014	$11.884	$10.216	0
	2015	$10.216	$9.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.065	$13.578	948
	2007	$13.578	$14.230	485
	2008	$14.230	$10.035	1,088
	2009	$10.035	$13.044	938
	2010	$13.044	$14.718	910
	2011	$14.718	$13.965	891
	2012	$13.965	$15.131	872
	2013	$15.131	$18.618	543
	2014	$18.618	$19.745	100
	2015	$19.745	$18.598	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.910	$13.004	410
	2007	$13.004	$11.939	204
	2008	$11.939	$7.482	203
	2009	$7.482	$7.071	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.100	$11.987	0
	2007	$11.987	$12.928	0
	2008	$12.928	$10.613	0
	2009	$10.613	$13.035	0
	2010	$13.035	$13.783	0
	2011	$13.783	$13.664	0
	2012	$13.664	$15.150	0
	2013	$15.150	$17.750	0
	2014	$17.750	$18.790	0
	2015	$18.790	$18.452	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.667	$13.472	761
	2007	$13.472	$15.578	379
	2008	$15.578	$14.620	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.551	$13.394	711
	2007	$13.394	$17.897	708
	2008	$17.897	$9.747	704
	2009	$9.747	$13.919	586
	2010	$13.919	$14.495	583
	2011	$14.495	$13.193	581
	2012	$13.193	$15.980	578
	2013	$15.980	$20.456	0
	2014	$20.456	$21.700	0
	2015	$21.700	$23.756	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.204	$13.222	0
	2007	$13.222	$13.722	0
	2008	$13.722	$8.556	703
	2009	$8.556	$10.255	664
	2010	$10.255	$10.978	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.391	$11.980	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.713	$12.338	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.738	229

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.758	0
	2014	$14.758	$14.799	0
	2015	$14.799	$13.833	0

MFS® High Income Series - Service Class
	2006	$10.548	$11.348	409
	2007	$11.348	$11.268	407
	2008	$11.268	$7.861	405
	2009	$7.861	$11.165	337
	2010	$11.165	$12.492	336
	2011	$12.492	$12.689	334
	2012	$12.689	$14.200	333
	2013	$14.200	$14.331	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.591	$11.115	481
	2007	$11.115	$12.067	262
	2008	$12.067	$7.437	409
	2009	$7.437	$10.117	379
	2010	$10.117	$11.097	378
	2011	$11.097	$10.894	378
	2012	$10.894	$12.431	352
	2013	$12.431	$15.812	316
	2014	$15.812	$17.182	231
	2015	$17.182	$17.307	0

MFS® Investors Trust Series - Service Class
	2006	$11.226	$12.374	0
	2007	$12.374	$13.314	0
	2008	$13.314	$8.691	0
	2009	$8.691	$10.757	0
	2010	$10.757	$11.665	0
	2011	$11.665	$11.133	0
	2012	$11.133	$12.938	0
	2013	$12.938	$16.670	0
	2014	$16.670	$18.049	0
	2015	$18.049	$17.644	0

MFS® New Discovery Series - Service Class
	2006	$10.136	$11.195	0
	2007	$11.195	$11.194	0
	2008	$11.194	$6.621	0
	2009	$6.621	$10.549	0
	2010	$10.549	$14.026	0
	2011	$14.026	$12.278	0
	2012	$12.278	$14.517	0
	2013	$14.517	$20.050	0
	2014	$20.050	$18.139	0
	2015	$18.139	$17.359	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.736	$11.721	0
	2007	$11.721	$11.913	0
	2008	$11.913	$9.050	626
	2009	$9.050	$10.420	625
	2010	$10.420	$11.172	624
	2011	$11.172	$11.100	624
	2012	$11.100	$12.042	524
	2013	$12.042	$13.984	436
	2014	$13.984	$14.803	0
	2015	$14.803	$14.393	0

MFS® Value Series - Service Class
	2006	$11.545	$13.608	0
	2007	$13.608	$14.317	0
	2008	$14.317	$9.417	97
	2009	$9.417	$11.278	97
	2010	$11.278	$12.267	96
	2011	$12.267	$11.942	96
	2012	$11.942	$13.533	81
	2013	$13.533	$17.947	67
	2014	$17.947	$19.343	0
	2015	$19.343	$18.740	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.655	$11.707	464
	2007	$11.707	$12.139	462
	2008	$12.139	$6.029	460
	2009	$6.029	$7.799	383
	2010	$7.799	$9.699	381
	2011	$9.699	$9.566	379
	2012	$9.566	$10.867	378
	2013	$10.867	$14.414	0
	2014	$14.414	$14.876	0
	2015	$14.876	$15.472	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.607	$14.472	0
	2007	$14.472	$15.012	0
	2008	$15.012	$8.760	0
	2009	$8.760	$11.939	0
	2010	$11.939	$13.510	0
	2011	$13.510	$12.087	0
	2012	$12.087	$14.297	0
	2013	$14.297	$17.757	0
	2014	$17.757	$17.723	0
	2015	$17.723	$17.970	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.056	$13.520	424
	2007	$13.520	$13.037	347
	2008	$13.037	$7.904	371
	2009	$7.904	$10.581	446
	2010	$10.581	$12.735	433
	2011	$12.735	$12.158	436
	2012	$12.158	$13.991	429
	2013	$13.991	$19.242	100
	2014	$19.242	$21.012	95
	2015	$21.012	$19.298	99

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.593	$10.588	657
	2007	$10.588	$10.730	550
	2008	$10.730	$10.243	1,199
	2009	$10.243	$11.584	1,226
	2010	$11.584	$12.292	456
	2011	$12.292	$12.836	447
	2012	$12.836	$13.915	447
	2013	$13.915	$13.677	140
	2014	$13.677	$14.869	135
	2015	$14.869	$14.584	133

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.931	$10.162	0
	2007	$10.162	$10.422	0
	2008	$10.422	$10.423	567
	2009	$10.423	$10.205	674
	2010	$10.205	$9.985	1,363
	2011	$9.985	$9.772	1,308
	2012	$9.772	$9.562	1,254
	2013	$9.562	$9.358	1,204
	2014	$9.358	$9.153	0
	2015	$9.153	$8.953	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.497	$10.339	908
	2007	$10.339	$11.191	789
	2008	$11.191	$10.174	753
	2009	$10.174	$11.780	654
	2010	$11.780	$12.456	656
	2011	$12.456	$13.604	640
	2012	$13.604	$14.469	642
	2013	$14.469	$12.846	149
	2014	$12.846	$12.952	155
	2015	$12.952	$12.325	157

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.222	$10.383	258
	2007	$10.383	$11.044	143
	2008	$11.044	$11.321	2,301
	2009	$11.321	$12.630	2,738
	2010	$12.630	$13.355	2,690
	2011	$13.355	$13.534	2,597
	2012	$13.534	$14.505	2,498
	2013	$14.505	$13.907	2,093
	2014	$13.907	$14.183	142
	2015	$14.183	$13.933	139

Premier VIT OpCap Balanced Portfolio
	2006	$10.794	$11.698	0
	2007	$11.698	$10.931	0
	2008	$10.931	$7.357	0
	2009	$7.357	$7.079	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.403	$11.332	0
	2007	$11.332	$11.782	0
	2008	$11.782	$10.642	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.753	$11.499	465
	2007	$11.499	$12.649	250
	2008	$12.649	$7.094	423
	2009	$7.094	$9.837	385
	2010	$9.837	$11.161	375
	2011	$11.161	$11.064	372
	2012	$11.064	$12.758	344
	2013	$12.758	$17.574	291
	2014	$17.574	$18.707	213
	2015	$18.707	$20.271	189

T. Rowe Price Equity Income Portfolio - II
	2006	$11.176	$12.969	412
	2007	$12.969	$13.066	242
	2008	$13.066	$8.144	1,216
	2009	$8.144	$9.976	1,161
	2010	$9.976	$11.195	1,116
	2011	$11.195	$10.838	1,093
	2012	$10.838	$12.392	1,026
	2013	$12.392	$15.684	954
	2014	$15.684	$16.428	242
	2015	$16.428	$14.925	257

UIF Growth Portfolio, Class II
	2006	$11.635	$11.814	0
	2007	$11.814	$14.055	0
	2008	$14.055	$6.962	0
	2009	$6.962	$11.245	0
	2010	$11.245	$13.485	0
	2011	$13.485	$12.788	0
	2012	$12.788	$14.263	0
	2013	$14.263	$20.607	0
	2014	$20.607	$21.380	0
	2015	$21.380	$23.413	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.562	$19.607	0
	2007	$19.607	$15.862	0
	2008	$15.862	$9.608	4,379
	2009	$9.608	$12.074	3,840
	2010	$12.074	$15.296	3,079
	2011	$15.296	$15.807	2,953
	2012	$15.807	$17.874	2,832
	2013	$17.874	$17.787	2,718
	2014	$17.787	$22.515	0
	2015	$22.515	$22.443	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.506	$21.156	0
	2007	$21.156	$28.470	0
	2008	$28.470	$9.806	0
	2009	$9.806	$20.444	0
	2010	$20.444	$25.362	0
	2011	$25.362	$18.420	0
	2012	$18.420	$23.384	0
	2013	$23.384	$25.618	0
	2014	$25.618	$24.950	0
	2015	$24.950	$20.987	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.332	$22.321	0
	2007	$22.321	$31.728	0
	2008	$31.728	$16.716	0
	2009	$16.716	$25.755	0
	2010	$25.755	$32.553	0
	2011	$32.553	$26.600	0
	2012	$26.600	$26.894	0
	2013	$26.894	$29.073	0
	2014	$29.073	$23.001	0
	2015	$23.001	$14.970	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.643	$10.248	0
	2007	$10.248	$10.428	0
	2008	$10.428	$8.863	0
	2009	$8.863	$9.869	0
	2010	$9.869	$10.133	0
	2011	$10.133	$9.685	0
	2012	$9.685	$9.598	0
	2013	$9.598	$9.860	0
	2014	$9.860	$9.541	0
	2015	$9.541	$9.419	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.923	$11.789	227
	2007	$11.789	$11.490	138
	2008	$11.490	$7.766	1,668
	2009	$7.766	$11.762	1,384
	2010	$11.762	$13.194	115
	2011	$13.194	$13.068	114
	2012	$13.068	$15.090	109
	2013	$15.090	$15.652	122
	2014	$15.652	$15.077	133
	2015	$15.077	$13.849	140

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.15

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.309	$13.152	0
	2007	$13.152	$17.121	0
	2008	$17.121	$9.160	0
	2009	$9.160	$13.493	0
	2010	$13.493	$14.987	0
	2011	$14.987	$14.558	0
	2012	$14.558	$16.776	0
	2013	$16.776	$22.104	0
	2014	$22.104	$24.512	0
	2015	$24.512	$25.378	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.942	$11.220	0
	2007	$11.220	$13.120	0
	2008	$13.120	$6.887	0
	2009	$6.887	$9.913	0
	2010	$9.913	$10.941	0
	2011	$10.941	$10.614	0
	2012	$10.614	$11.347	0
	2013	$11.347	$14.927	0
	2014	$14.927	$16.132	0
	2015	$16.132	$15.982	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.286	$12.123	0
	2007	$12.123	$15.555	0
	2008	$15.555	$6.314	18,946
	2009	$6.314	$9.339	18,946
	2010	$9.339	$10.853	0
	2011	$10.853	$9.697	0
	2012	$9.697	$10.966	0
	2013	$10.966	$14.515	0
	2014	$14.515	$15.264	0
	2015	$15.264	$14.638	0

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.450	0
	2008	$9.450	$5.858	2,596
	2009	$5.858	$7.407	2,582
	2010	$7.407	$8.443	2,570
	2011	$8.443	$7.742	0
	2012	$7.742	$8.701	0
	2013	$8.701	$11.241	0
	2014	$11.241	$12.015	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.688	0
	2008	$9.688	$6.096	0
	2009	$6.096	$7.419	0
	2010	$7.419	$7.939	0
	2011	$7.939	$8.145	0
	2012	$8.145	$9.275	0
	2013	$9.275	$12.001	0
	2014	$12.001	$13.105	0
	2015	$13.105	$12.443	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.279	$10.765	0
	2007	$10.765	$12.119	0
	2008	$12.119	$8.421	109
	2009	$8.421	$10.600	109
	2010	$10.600	$11.808	108
	2011	$11.808	$11.218	109
	2012	$11.218	$12.307	113
	2013	$12.307	$13.875	123
	2014	$13.875	$14.314	124
	2015	$14.314	$13.983	126

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.880	$14.030	499
	2007	$14.030	$16.085	498
	2008	$16.085	$9.010	1,763
	2009	$9.010	$11.932	1,704
	2010	$11.932	$13.638	1,549
	2011	$13.638	$12.960	1,428
	2012	$12.960	$14.713	1,134
	2013	$14.713	$18.833	1,057
	2014	$18.833	$20.555	993
	2015	$20.555	$20.176	928

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.095	$13.007	0
	2007	$13.007	$12.875	0
	2008	$12.875	$7.197	8,417
	2009	$7.197	$9.137	8,329
	2010	$9.137	$10.264	7,490
	2011	$10.264	$10.099	5,648
	2012	$10.099	$11.555	5,322
	2013	$11.555	$14.438	4,931
	2014	$14.438	$15.310	4,672
	2015	$15.310	$14.331	4,438

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.929	$10.155	742
	2007	$10.155	$10.417	744
	2008	$10.417	$10.465	3,763
	2009	$10.465	$10.278	4,430
	2010	$10.278	$10.054	4,467
	2011	$10.054	$9.829	2,972
	2012	$9.829	$9.608	3,233
	2013	$9.608	$9.393	3,670
	2014	$9.393	$9.183	3,799
	2015	$9.183	$8.977	2,795

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.032	$10.452	0
	2007	$10.452	$12.939	0
	2008	$12.939	$6.664	0
	2009	$6.664	$8.336	0
	2010	$8.336	$10.092	0
	2011	$10.092	$9.863	0
	2012	$9.863	$11.029	0
	2013	$11.029	$14.662	0
	2014	$14.662	$15.910	0
	2015	$15.910	$16.626	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.813	$12.202	215
	2007	$12.202	$12.544	215
	2008	$12.544	$7.705	1,127
	2009	$7.705	$9.513	1,113
	2010	$9.513	$10.669	1,102
	2011	$10.669	$10.615	136
	2012	$10.615	$11.998	130
	2013	$11.998	$15.470	105
	2014	$15.470	$17.132	97
	2015	$17.132	$16.928	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.091	$10.272	366
	2007	$10.272	$10.450	370
	2008	$10.450	$9.861	2,057
	2009	$9.861	$11.131	2,068
	2010	$11.131	$11.702	1,842
	2011	$11.702	$12.244	1,833
	2012	$12.244	$12.638	246
	2013	$12.638	$12.098	268
	2014	$12.098	$12.491	268
	2015	$12.491	$12.106	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.588	$14.492	0
	2007	$14.492	$16.580	0
	2008	$16.580	$9.082	1,097
	2009	$9.082	$11.205	1,129
	2010	$11.205	$12.359	1,004
	2011	$12.359	$9.986	1,039
	2012	$9.986	$11.750	946
	2013	$11.750	$14.951	854
	2014	$14.951	$13.402	956
	2015	$13.402	$13.532	829

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.685	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.684	$12.722	0
	2007	$12.722	$15.263	0
	2008	$15.263	$8.841	804
	2009	$8.841	$11.001	799
	2010	$11.001	$11.959	796
	2011	$11.959	$10.924	0
	2012	$10.924	$11.150	0
	2013	$11.150	$12.803	0
	2014	$12.803	$12.864	0
	2015	$12.864	$12.733	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$9.018	0
	2013	$9.018	$12.323	0
	2014	$12.323	$13.029	0
	2015	$13.029	$13.341	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.845	$11.244	0
	2007	$11.244	$12.279	0
	2008	$12.279	$6.886	0
	2009	$6.886	$8.126	0
	2010	$8.126	$9.151	0
	2011	$9.151	$8.219	0
	2012	$8.219	$9.410	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.734	0
	2007	$10.734	$11.317	0
	2008	$11.317	$7.708	0
	2009	$7.708	$9.643	0
	2010	$9.643	$10.298	0
	2011	$10.298	$10.037	0
	2012	$10.037	$11.147	0
	2013	$11.147	$14.049	0
	2014	$14.049	$14.810	0
	2015	$14.810	$13.608	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.361	267
	2012	$11.361	$11.351	267
	2013	$11.351	$10.779	267
	2014	$10.779	$10.945	267
	2015	$10.945	$10.706	267

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.789	$13.365	98
	2007	$13.365	$13.392	101
	2008	$13.392	$8.874	6,338
	2009	$8.874	$10.766	6,552
	2010	$10.766	$11.807	5,971
	2011	$11.807	$11.281	5,332
	2012	$11.281	$12.608	5,132
	2013	$12.608	$16.486	4,569
	2014	$16.486	$17.721	4,279
	2015	$17.721	$16.749	3,952

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.427	$12.398	101
	2007	$12.398	$13.242	101
	2008	$13.242	$9.231	1,270
	2009	$9.231	$11.718	1,268
	2010	$11.718	$13.032	1,264
	2011	$13.032	$11.911	350
	2012	$11.911	$12.879	357
	2013	$12.879	$16.173	352
	2014	$16.173	$16.468	356
	2015	$16.468	$15.408	356

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.969	$12.277	0
	2007	$12.277	$14.111	0
	2008	$14.111	$7.333	0
	2009	$7.333	$11.209	0
	2010	$11.209	$13.945	0
	2011	$13.945	$12.356	0
	2012	$12.356	$13.481	0
	2013	$13.481	$18.002	0
	2014	$18.002	$18.950	0
	2015	$18.950	$18.717	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.982	$12.125	0
	2007	$12.125	$12.013	0
	2008	$12.013	$5.647	1,098
	2009	$5.647	$8.155	1,086
	2010	$8.155	$8.526	1,087
	2011	$8.526	$8.051	80
	2012	$8.051	$9.259	75
	2013	$9.259	$12.062	73
	2014	$12.062	$12.544	72
	2015	$12.544	$10.955	79

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.200	$10.281	221
	2007	$10.281	$10.753	220
	2008	$10.753	$10.670	267
	2009	$10.670	$10.520	267
	2010	$10.520	$10.786	267
	2011	$10.786	$10.819	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.762	0
	2009	$6.762	$11.837	0
	2010	$11.837	$14.465	0
	2011	$14.465	$9.568	0
	2012	$9.568	$10.584	0
	2013	$10.584	$11.824	0
	2014	$11.824	$10.159	0
	2015	$10.159	$9.056	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.053	$13.558	756
	2007	$13.558	$14.202	755
	2008	$14.202	$10.009	547
	2009	$10.009	$13.005	521
	2010	$13.005	$14.666	506
	2011	$14.666	$13.909	509
	2012	$13.909	$15.063	259
	2013	$15.063	$18.524	223
	2014	$18.524	$19.635	228
	2015	$19.635	$18.485	233

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.906	$12.993	0
	2007	$12.993	$11.923	0
	2008	$11.923	$7.468	0
	2009	$7.468	$7.057	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.089	$11.970	0
	2007	$11.970	$12.902	0
	2008	$12.902	$10.586	0
	2009	$10.586	$12.996	0
	2010	$12.996	$13.735	0
	2011	$13.735	$13.608	0
	2012	$13.608	$15.081	0
	2013	$15.081	$17.661	0
	2014	$17.661	$18.686	0
	2015	$18.686	$18.340	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.655	$13.452	0
	2007	$13.452	$15.547	0
	2008	$15.547	$14.589	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.539	$13.375	0
	2007	$13.375	$17.861	0
	2008	$17.861	$9.723	0
	2009	$9.723	$13.877	0
	2010	$13.877	$14.444	0
	2011	$14.444	$13.139	0
	2012	$13.139	$15.907	0
	2013	$15.907	$20.352	0
	2014	$20.352	$21.579	0
	2015	$21.579	$23.612	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.192	$13.202	0
	2007	$13.202	$13.695	0
	2008	$13.695	$8.535	0
	2009	$8.535	$10.224	0
	2010	$10.224	$10.943	0

Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.381	$11.962	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.703	$12.320	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.636	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.683	2,048
	2014	$14.683	$14.717	2,064
	2015	$14.717	$13.749	1,972

MFS® High Income Series - Service Class
	2006	$10.538	$11.331	0
	2007	$11.331	$11.245	0
	2008	$11.245	$7.842	3,928
	2009	$7.842	$11.132	3,672
	2010	$11.132	$12.448	3,380
	2011	$12.448	$12.637	1,952
	2012	$12.637	$14.135	1,882
	2013	$14.135	$14.261	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.580	$11.098	118
	2007	$11.098	$12.043	113
	2008	$12.043	$7.419	155
	2009	$7.419	$10.087	132
	2010	$10.087	$11.058	129
	2011	$11.058	$10.850	133
	2012	$10.850	$12.375	126
	2013	$12.375	$15.732	103
	2014	$15.732	$17.087	97
	2015	$17.087	$17.209	0

MFS® Investors Trust Series - Service Class
	2006	$11.215	$12.355	0
	2007	$12.355	$13.288	0
	2008	$13.288	$8.669	923
	2009	$8.669	$10.725	918
	2010	$10.725	$11.624	914
	2011	$11.624	$11.088	0
	2012	$11.088	$12.879	0
	2013	$12.879	$16.585	0
	2014	$16.585	$17.949	0
	2015	$17.949	$17.537	0

MFS® New Discovery Series - Service Class
	2006	$10.126	$11.178	0
	2007	$11.178	$11.171	0
	2008	$11.171	$6.604	1,098
	2009	$6.604	$10.518	1,092
	2010	$10.518	$13.976	1,087
	2011	$13.976	$12.229	0
	2012	$12.229	$14.451	0
	2013	$14.451	$19.948	0
	2014	$19.948	$18.038	0
	2015	$18.038	$17.254	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.725	$11.703	0
	2007	$11.703	$11.889	0
	2008	$11.889	$9.027	2,083
	2009	$9.027	$10.388	2,077
	2010	$10.388	$11.133	2,061
	2011	$11.133	$11.055	1,027
	2012	$11.055	$11.987	763
	2013	$11.987	$13.914	763
	2014	$13.914	$14.721	763
	2015	$14.721	$14.306	763

MFS® Value Series - Service Class
	2006	$11.534	$13.587	0
	2007	$13.587	$14.288	0
	2008	$14.288	$9.393	858
	2009	$9.393	$11.244	854
	2010	$11.244	$12.224	850
	2011	$12.224	$11.893	0
	2012	$11.893	$13.472	0
	2013	$13.472	$17.856	0
	2014	$17.856	$19.235	0
	2015	$19.235	$18.627	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.651	$11.697	0
	2007	$11.697	$12.123	0
	2008	$12.123	$6.018	0
	2009	$6.018	$7.780	0
	2010	$7.780	$9.671	0
	2011	$9.671	$9.533	0
	2012	$9.533	$10.824	0
	2013	$10.824	$14.350	0
	2014	$14.350	$14.802	0
	2015	$14.802	$15.388	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.595	$14.450	670
	2007	$14.450	$14.982	669
	2008	$14.982	$8.738	18,728
	2009	$8.738	$11.903	18,643
	2010	$11.903	$13.463	1,017
	2011	$13.463	$12.038	961
	2012	$12.038	$14.232	885
	2013	$14.232	$17.667	819
	2014	$17.667	$17.624	826
	2015	$17.624	$17.860	727

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.044	$13.500	0
	2007	$13.500	$13.011	0
	2008	$13.011	$7.884	2,247
	2009	$7.884	$10.549	2,138
	2010	$10.549	$12.690	1,809
	2011	$12.690	$12.109	1,696
	2012	$12.109	$13.928	850
	2013	$13.928	$19.145	713
	2014	$19.145	$20.895	657
	2015	$20.895	$19.181	630

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.583	$10.572	373
	2007	$10.572	$10.708	380
	2008	$10.708	$10.218	4,709
	2009	$10.218	$11.549	4,792
	2010	$11.549	$12.249	4,688
	2011	$12.249	$12.784	3,110
	2012	$12.784	$13.851	806
	2013	$13.851	$13.608	862
	2014	$13.608	$14.786	850
	2015	$14.786	$14.495	501

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.922	$10.147	0
	2007	$10.147	$10.401	0
	2008	$10.401	$10.396	3,790
	2009	$10.396	$10.174	3,856
	2010	$10.174	$9.950	3,891
	2011	$9.950	$9.732	1,674
	2012	$9.732	$9.519	1,607
	2013	$9.519	$9.310	1,650
	2014	$9.310	$9.102	1,723
	2015	$9.102	$8.899	1,713

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.487	$10.324	255
	2007	$10.324	$11.168	243
	2008	$11.168	$10.148	918
	2009	$10.148	$11.745	923
	2010	$11.745	$12.412	908
	2011	$12.412	$13.550	872
	2012	$13.550	$14.404	473
	2013	$14.404	$12.782	510
	2014	$12.782	$12.880	518
	2015	$12.880	$12.250	257

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.212	$10.368	254
	2007	$10.368	$11.022	246
	2008	$11.022	$11.293	6,237
	2009	$11.293	$12.592	6,277
	2010	$12.592	$13.308	5,926
	2011	$13.308	$13.479	4,412
	2012	$13.479	$14.439	529
	2013	$14.439	$13.837	558
	2014	$13.837	$14.104	564
	2015	$14.104	$13.849	329

Premier VIT OpCap Balanced Portfolio
	2006	$10.785	$11.682	0
	2007	$11.682	$10.911	0
	2008	$10.911	$7.340	0
	2009	$7.340	$7.061	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.393	$11.315	0
	2007	$11.315	$11.758	0
	2008	$11.758	$10.620	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.743	$11.481	115
	2007	$11.481	$12.623	107
	2008	$12.623	$7.076	2,407
	2009	$7.076	$9.808	2,378
	2010	$9.808	$11.121	2,128
	2011	$11.121	$11.019	2,111
	2012	$11.019	$12.700	231
	2013	$12.700	$17.485	198
	2014	$17.485	$18.603	189
	2015	$18.603	$20.148	91

T. Rowe Price Equity Income Portfolio - II
	2006	$11.165	$12.949	102
	2007	$12.949	$13.040	104
	2008	$13.040	$8.124	18,755
	2009	$8.124	$9.946	18,736
	2010	$9.946	$11.156	2,148
	2011	$11.156	$10.794	1,218
	2012	$10.794	$12.336	802
	2013	$12.336	$15.604	728
	2014	$15.604	$16.337	735
	2015	$16.337	$14.834	657

UIF Growth Portfolio, Class II
	2006	$11.624	$11.796	0
	2007	$11.796	$14.027	0
	2008	$14.027	$6.945	336
	2009	$6.945	$11.211	331
	2010	$11.211	$13.437	327
	2011	$13.437	$12.736	324
	2012	$12.736	$14.198	327
	2013	$14.198	$20.502	322
	2014	$20.502	$21.262	320
	2015	$21.262	$23.271	318

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.547	$19.578	1,048
	2007	$19.578	$15.830	1,047
	2008	$15.830	$9.584	29,447
	2009	$9.584	$12.038	29,312
	2010	$12.038	$15.242	4,699
	2011	$15.242	$15.744	3,609
	2012	$15.744	$17.793	1,615
	2013	$17.793	$17.697	1,815
	2014	$17.697	$22.389	1,463
	2015	$22.389	$22.306	1,329

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.491	$21.124	694
	2007	$21.124	$28.413	693
	2008	$28.413	$9.781	119
	2009	$9.781	$20.382	119
	2010	$20.382	$25.272	114
	2011	$25.272	$18.346	109
	2012	$18.346	$23.277	0
	2013	$23.277	$25.489	0
	2014	$25.489	$24.812	0
	2015	$24.812	$20.859	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.314	$22.288	828
	2007	$22.288	$31.665	827
	2008	$31.665	$16.674	818
	2009	$16.674	$25.677	789
	2010	$25.677	$32.438	756
	2011	$32.438	$26.492	641
	2012	$26.492	$26.772	950
	2013	$26.772	$28.926	65
	2014	$28.926	$22.873	63
	2015	$22.873	$14.879	61

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.634	$10.233	0
	2007	$10.233	$10.407	0
	2008	$10.407	$8.840	1,179
	2009	$8.840	$9.840	1,172
	2010	$9.840	$10.097	1,167
	2011	$10.097	$9.646	0
	2012	$9.646	$9.554	0
	2013	$9.554	$9.811	0
	2014	$9.811	$9.488	0
	2015	$9.488	$9.365	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.912	$11.771	223
	2007	$11.771	$11.467	236
	2008	$11.467	$7.747	1,488
	2009	$7.747	$11.727	1,421
	2010	$11.727	$13.147	1,283
	2011	$13.147	$13.016	1,276
	2012	$13.016	$15.022	207
	2013	$15.022	$15.573	209
	2014	$15.573	$14.993	223
	2015	$14.993	$13.765	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

Mortality & Expense = 2.2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.298	$13.132	0
	2007	$13.132	$17.087	0
	2008	$17.087	$9.137	5,782
	2009	$9.137	$13.452	3,398
	2010	$13.452	$14.934	2,444
	2011	$14.934	$14.500	1,819
	2012	$14.500	$16.700	1,714
	2013	$16.700	$21.992	1,529
	2014	$21.992	$24.376	1,173
	2015	$24.376	$25.223	1,075

Alger Large Cap Growth Portfolio - Class S
	2006	$10.931	$11.204	0
	2007	$11.204	$13.093	0
	2008	$13.093	$6.870	2,608
	2009	$6.870	$9.883	2,626
	2010	$9.883	$10.902	2,004
	2011	$10.902	$10.571	1,373
	2012	$10.571	$11.295	1,052
	2013	$11.295	$14.851	951
	2014	$14.851	$16.042	930
	2015	$16.042	$15.885	940

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.275	$12.105	0
	2007	$12.105	$15.524	0
	2008	$15.524	$6.298	9,160
	2009	$6.298	$9.311	6,121
	2010	$9.311	$10.814	4,138
	2011	$10.814	$9.658	1,953
	2012	$9.658	$10.916	1,344
	2013	$10.916	$14.441	1,265
	2014	$14.441	$15.179	1,253
	2015	$15.179	$14.549	1,262

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.446	0
	2008	$9.446	$5.853	1,197
	2009	$5.853	$7.397	328
	2010	$7.397	$8.427	163
	2011	$8.427	$7.724	162
	2012	$7.724	$8.676	81
	2013	$8.676	$11.203	0
	2014	$11.203	$11.968	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.685	0
	2008	$9.685	$6.091	1,880
	2009	$6.091	$7.409	1,906
	2010	$7.409	$7.924	2,023
	2011	$7.924	$8.125	515
	2012	$8.125	$9.248	0
	2013	$9.248	$11.960	13,541
	2014	$11.960	$13.054	13,541
	2015	$13.054	$12.388	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.269	$10.749	0
	2007	$10.749	$12.094	0
	2008	$12.094	$8.400	4,539
	2009	$8.400	$10.568	4,632
	2010	$10.568	$11.766	4,311
	2011	$11.766	$11.173	4,238
	2012	$11.173	$12.251	4,239
	2013	$12.251	$13.805	4,243
	2014	$13.805	$14.234	4,251
	2015	$14.234	$13.898	636

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.867	$14.009	979
	2007	$14.009	$16.053	817
	2008	$16.053	$8.988	22,621
	2009	$8.988	$11.896	22,489
	2010	$11.896	$13.590	20,065
	2011	$13.590	$12.908	19,225
	2012	$12.908	$14.646	18,058
	2013	$14.646	$18.738	15,025
	2014	$18.738	$20.441	10,676
	2015	$20.441	$20.054	9,897

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.084	$12.988	0
	2007	$12.988	$12.849	0
	2008	$12.849	$7.179	14,844
	2009	$7.179	$9.109	15,575
	2010	$9.109	$10.228	7,495
	2011	$10.228	$10.058	6,959
	2012	$10.058	$11.502	6,110
	2013	$11.502	$14.365	5,339
	2014	$14.365	$15.225	4,638
	2015	$15.225	$14.244	3,852

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.919	$10.140	455
	2007	$10.140	$10.396	420
	2008	$10.396	$10.438	12,847
	2009	$10.438	$10.247	12,906
	2010	$10.247	$10.018	10,587
	2011	$10.018	$9.789	6,965
	2012	$9.789	$9.565	6,817
	2013	$9.565	$9.346	6,949
	2014	$9.346	$9.132	7,549
	2015	$9.132	$8.922	6,140

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.022	$10.436	0
	2007	$10.436	$12.913	0
	2008	$12.913	$6.647	1,195
	2009	$6.647	$8.310	1,570
	2010	$8.310	$10.057	1,381
	2011	$10.057	$9.823	1,385
	2012	$9.823	$10.979	1,049
	2013	$10.979	$14.588	929
	2014	$14.588	$15.822	912
	2015	$15.822	$16.525	927

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.803	$12.184	138
	2007	$12.184	$12.519	127
	2008	$12.519	$7.686	15,389
	2009	$7.686	$9.484	13,481
	2010	$9.484	$10.631	15,804
	2011	$10.631	$10.572	8,492
	2012	$10.572	$11.943	6,906
	2013	$11.943	$15.392	2,395
	2014	$15.392	$17.036	10,697
	2015	$17.036	$16.825	10,579

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.081	$10.257	302
	2007	$10.257	$10.429	279
	2008	$10.429	$9.837	20,532
	2009	$9.837	$11.097	20,401
	2010	$11.097	$11.660	20,040
	2011	$11.660	$12.194	17,569
	2012	$12.194	$12.581	17,926
	2013	$12.581	$12.037	4,434
	2014	$12.037	$12.421	3,766
	2015	$12.421	$12.032	3,780

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.575	$14.471	1,034
	2007	$14.471	$16.547	834
	2008	$16.547	$9.059	13,304
	2009	$9.059	$11.171	12,594
	2010	$11.171	$12.315	11,830
	2011	$12.315	$9.946	11,132
	2012	$9.946	$11.697	10,189
	2013	$11.697	$14.875	9,216
	2014	$14.875	$13.327	12,014
	2015	$13.327	$13.450	11,397

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.682	429

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.673	$12.703	0
	2007	$12.703	$15.232	716
	2008	$15.232	$8.819	1,431
	2009	$8.819	$10.968	5,583
	2010	$10.968	$11.917	5,871
	2011	$11.917	$10.880	5,879
	2012	$10.880	$11.100	5,431
	2013	$11.100	$12.738	4,813
	2014	$12.738	$12.793	4,527
	2015	$12.793	$12.656	3,979

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.977	582
	2013	$8.977	$12.260	582
	2014	$12.260	$12.957	581
	2015	$12.957	$13.260	581

Invesco V.I. Capital Appreciation - Series II
	2006	$10.834	$11.227	0
	2007	$11.227	$12.254	0
	2008	$12.254	$6.869	972
	2009	$6.869	$8.101	742
	2010	$8.101	$9.119	584
	2011	$9.119	$8.186	583
	2012	$8.186	$9.371	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.730	0
	2007	$10.730	$11.308	909
	2008	$11.308	$7.698	3,059
	2009	$7.698	$9.625	3,018
	2010	$9.625	$10.273	2,259
	2011	$10.273	$10.008	1,670
	2012	$10.008	$11.109	277
	2013	$11.109	$13.994	237
	2014	$13.994	$14.744	224
	2015	$14.744	$13.541	236

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.315	0
	2012	$11.315	$11.299	0
	2013	$11.299	$10.724	0
	2014	$10.724	$10.884	0
	2015	$10.884	$10.641	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.777	$13.345	126
	2007	$13.345	$13.366	116
	2008	$13.366	$8.852	7,906
	2009	$8.852	$10.733	8,902
	2010	$10.733	$11.765	9,770
	2011	$11.765	$11.235	6,079
	2012	$11.235	$12.551	5,117
	2013	$12.551	$16.403	2,833
	2014	$16.403	$17.623	2,607
	2015	$17.623	$16.647	2,261

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.416	$12.379	0
	2007	$12.379	$13.216	0
	2008	$13.216	$9.208	4,981
	2009	$9.208	$11.682	5,034
	2010	$11.682	$12.987	4,283
	2011	$12.987	$11.863	3,420
	2012	$11.863	$12.820	3,187
	2013	$12.820	$16.091	4,596
	2014	$16.091	$16.376	8,161
	2015	$16.376	$15.315	6,198

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.958	$12.258	0
	2007	$12.258	$14.083	0
	2008	$14.083	$7.314	1,261
	2009	$7.314	$11.175	805
	2010	$11.175	$13.896	625
	2011	$13.896	$12.306	0
	2012	$12.306	$13.420	0
	2013	$13.420	$17.911	0
	2014	$17.911	$18.845	0
	2015	$18.845	$18.603	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.972	$12.107	0
	2007	$12.107	$11.988	0
	2008	$11.988	$5.633	6,071
	2009	$5.633	$8.131	4,649
	2010	$8.131	$8.496	3,697
	2011	$8.496	$8.019	853
	2012	$8.019	$9.217	244
	2013	$9.217	$12.001	249
	2014	$12.001	$12.474	246
	2015	$12.474	$10.888	264

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.190	$10.265	0
	2007	$10.265	$10.732	0
	2008	$10.732	$10.643	1,909
	2009	$10.643	$10.488	104
	2010	$10.488	$10.747	0
	2011	$10.747	$10.779	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.745	1,022
	2009	$6.745	$11.801	2,171
	2010	$11.801	$14.414	4,779
	2011	$14.414	$9.529	4,917
	2012	$9.529	$10.536	4,544
	2013	$10.536	$11.764	4,095
	2014	$11.764	$10.102	3,875
	2015	$10.102	$9.001	3,489

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.042	$13.538	867
	2007	$13.538	$14.173	0
	2008	$14.173	$9.984	15,967
	2009	$9.984	$12.966	11,276
	2010	$12.966	$14.614	9,669
	2011	$14.614	$13.853	7,918
	2012	$13.853	$14.994	7,014
	2013	$14.994	$18.430	6,125
	2014	$18.430	$19.526	3,871
	2015	$19.526	$18.373	3,194

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.903	$12.982	0
	2007	$12.982	$11.907	0
	2008	$11.907	$7.454	10,377
	2009	$7.454	$7.042	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.079	$11.952	0
	2007	$11.952	$12.877	0
	2008	$12.877	$10.560	8,596
	2009	$10.560	$12.956	11,223
	2010	$12.956	$13.686	9,973
	2011	$13.686	$13.554	9,614
	2012	$13.554	$15.012	8,124
	2013	$15.012	$17.571	5,867
	2014	$17.571	$18.582	5,384
	2015	$18.582	$18.229	4,754

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.644	$13.432	0
	2007	$13.432	$15.516	0
	2008	$15.516	$14.557	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.526	$13.355	0
	2007	$13.355	$17.825	626
	2008	$17.825	$9.698	14,617
	2009	$9.698	$13.835	12,181
	2010	$13.835	$14.393	11,048
	2011	$14.393	$13.086	11,339
	2012	$13.086	$15.835	10,047
	2013	$15.835	$20.249	8,699
	2014	$20.249	$21.459	4,833
	2015	$21.459	$23.468	4,241

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.180	$13.182	0
	2007	$13.182	$13.667	0
	2008	$13.667	$8.513	9,818
	2009	$8.513	$10.193	6,138
	2010	$10.193	$10.908	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.371	$11.944	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.692	$12.302	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.535	224

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.609	3,789
	2014	$14.609	$14.635	3,568
	2015	$14.635	$13.666	6,524

MFS® High Income Series - Service Class
	2006	$10.528	$11.314	0
	2007	$11.314	$11.223	0
	2008	$11.223	$7.822	3,240
	2009	$7.822	$11.098	3,573
	2010	$11.098	$12.404	3,642
	2011	$12.404	$12.586	3,508
	2012	$12.586	$14.071	3,529
	2013	$14.071	$14.192	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.570	$11.082	0
	2007	$11.082	$12.019	0
	2008	$12.019	$7.400	3,867
	2009	$7.400	$10.056	3,147
	2010	$10.056	$11.019	2,537
	2011	$11.019	$10.806	571
	2012	$10.806	$12.318	319
	2013	$12.318	$15.652	312
	2014	$15.652	$16.992	227
	2015	$16.992	$17.111	0

MFS® Investors Trust Series - Service Class
	2006	$11.205	$12.337	0
	2007	$12.337	$13.261	0
	2008	$13.261	$8.647	343
	2009	$8.647	$10.692	397
	2010	$10.692	$11.583	93
	2011	$11.583	$11.043	0
	2012	$11.043	$12.821	0
	2013	$12.821	$16.502	0
	2014	$16.502	$17.849	0
	2015	$17.849	$17.430	0

MFS® New Discovery Series - Service Class
	2006	$10.116	$11.162	88
	2007	$11.162	$11.149	81
	2008	$11.149	$6.588	499
	2009	$6.588	$10.486	209
	2010	$10.486	$13.927	182
	2011	$13.927	$12.179	173
	2012	$12.179	$14.385	174
	2013	$14.385	$19.847	151
	2014	$19.847	$17.937	0
	2015	$17.937	$17.149	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.715	$11.686	0
	2007	$11.686	$11.865	0
	2008	$11.865	$9.005	2,180
	2009	$9.005	$10.357	3,779
	2010	$10.357	$11.093	3,627
	2011	$11.093	$11.011	3,615
	2012	$11.011	$11.933	3,361
	2013	$11.933	$13.843	3,013
	2014	$13.843	$14.639	2,853
	2015	$14.639	$14.219	2,532

MFS® Value Series - Service Class
	2006	$11.523	$13.567	0
	2007	$13.567	$14.260	720
	2008	$14.260	$9.370	661
	2009	$9.370	$11.210	465
	2010	$11.210	$12.180	0
	2011	$12.180	$11.845	0
	2012	$11.845	$13.410	1,162
	2013	$13.410	$17.766	0
	2014	$17.766	$19.128	0
	2015	$19.128	$18.514	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.647	$11.687	0
	2007	$11.687	$12.106	0
	2008	$12.106	$6.007	7,330
	2009	$6.007	$7.762	6,908
	2010	$7.762	$9.643	4,060
	2011	$9.643	$9.501	3,858
	2012	$9.501	$10.782	3,666
	2013	$10.782	$14.287	3,103
	2014	$14.287	$14.729	2,949
	2015	$14.729	$15.304	2,514

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.583	$14.429	0
	2007	$14.429	$14.952	0
	2008	$14.952	$8.716	5,588
	2009	$8.716	$11.867	5,468
	2010	$11.867	$13.415	4,418
	2011	$13.415	$11.990	1,750
	2012	$11.990	$14.167	2,802
	2013	$14.167	$17.577	1,519
	2014	$17.577	$17.526	938
	2015	$17.526	$17.752	937

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.032	$13.480	860
	2007	$13.480	$12.985	0
	2008	$12.985	$7.864	8,715
	2009	$7.864	$10.517	9,238
	2010	$10.517	$12.645	9,408
	2011	$12.645	$12.060	7,321
	2012	$12.060	$13.864	6,695
	2013	$13.864	$19.048	5,966
	2014	$19.048	$20.779	3,813
	2015	$20.779	$19.064	3,328

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.572	$10.556	289
	2007	$10.556	$10.687	267
	2008	$10.687	$10.192	6,546
	2009	$10.192	$11.514	5,678
	2010	$11.514	$12.206	4,745
	2011	$12.206	$12.733	3,645
	2012	$12.733	$13.788	4,603
	2013	$13.788	$13.539	3,617
	2014	$13.539	$14.704	3,355
	2015	$14.704	$14.407	3,296

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.912	$10.132	0
	2007	$10.132	$10.381	0
	2008	$10.381	$10.370	18,607
	2009	$10.370	$10.143	22,386
	2010	$10.143	$9.915	25,477
	2011	$9.915	$9.693	22,100
	2012	$9.693	$9.475	26,643
	2013	$9.475	$9.263	17,916
	2014	$9.263	$9.051	9,397
	2015	$9.051	$8.845	9,469

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.476	$10.308	292
	2007	$10.308	$11.146	269
	2008	$11.146	$10.123	13,770
	2009	$10.123	$11.709	15,158
	2010	$11.709	$12.368	15,080
	2011	$12.368	$13.495	14,489
	2012	$13.495	$14.338	13,259
	2013	$14.338	$12.717	12,345
	2014	$12.717	$12.809	9,155
	2015	$12.809	$12.175	8,838

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.202	$10.352	299
	2007	$10.352	$10.999	275
	2008	$10.999	$11.264	18,123
	2009	$11.264	$12.554	22,531
	2010	$12.554	$13.261	28,856
	2011	$13.261	$13.425	26,162
	2012	$13.425	$14.373	24,711
	2013	$14.373	$13.767	21,681
	2014	$13.767	$14.026	18,649
	2015	$14.026	$13.765	18,127

Premier VIT OpCap Balanced Portfolio
	2006	$10.776	$11.666	0
	2007	$11.666	$10.891	0
	2008	$10.891	$7.322	599
	2009	$7.322	$7.043	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Premier VIT OpCap Renaissance Portfolio
	2006	$10.383	$11.298	0
	2007	$11.298	$11.735	0
	2008	$11.735	$10.599	0

T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.732	$11.464	141
	2007	$11.464	$12.598	131
	2008	$12.598	$7.058	10,952
	2009	$7.058	$9.778	9,310
	2010	$9.778	$11.082	8,054
	2011	$11.082	$10.975	3,370
	2012	$10.975	$12.642	2,852
	2013	$12.642	$17.397	2,602
	2014	$17.397	$18.499	2,377
	2015	$18.499	$20.026	2,551

T. Rowe Price Equity Income Portfolio - II
	2006	$11.154	$12.930	132
	2007	$12.930	$13.014	122
	2008	$13.014	$8.103	17,220
	2009	$8.103	$9.916	13,471
	2010	$9.916	$11.116	13,261
	2011	$11.116	$10.750	9,160
	2012	$10.750	$12.280	7,798
	2013	$12.280	$15.525	6,822
	2014	$15.525	$16.246	6,341
	2015	$16.246	$14.744	6,405

UIF Growth Portfolio, Class II
	2006	$11.613	$11.779	0
	2007	$11.779	$13.999	0
	2008	$13.999	$6.927	0
	2009	$6.927	$11.177	0
	2010	$11.177	$13.390	0
	2011	$13.390	$12.685	0
	2012	$12.685	$14.134	0
	2013	$14.134	$20.399	0
	2014	$20.399	$21.143	0
	2015	$21.143	$23.129	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.533	$19.549	672
	2007	$19.549	$15.798	54
	2008	$15.798	$9.560	7,669
	2009	$9.560	$12.002	10,495
	2010	$12.002	$15.188	10,792
	2011	$15.188	$15.680	10,019
	2012	$15.680	$17.712	9,048
	2013	$17.712	$17.607	8,706
	2014	$17.607	$22.265	8,011
	2015	$22.265	$22.171	5,552

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.476	$21.093	0
	2007	$21.093	$28.356	0
	2008	$28.356	$9.756	2,425
	2009	$9.756	$20.321	2,710
	2010	$20.321	$25.183	3,228
	2011	$25.183	$18.272	3,008
	2012	$18.272	$23.171	2,928
	2013	$23.171	$25.360	1,771
	2014	$25.360	$24.674	1,759
	2015	$24.674	$20.733	1,155

Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.296	$22.255	0
	2007	$22.255	$31.601	0
	2008	$31.601	$16.633	759
	2009	$16.633	$25.599	1,554
	2010	$25.599	$32.323	1,369
	2011	$32.323	$26.385	1,385
	2012	$26.385	$26.650	1,233
	2013	$26.650	$28.780	1,127
	2014	$28.780	$22.745	1,120
	2015	$22.745	$14.789	877

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.625	$10.218	0
	2007	$10.218	$10.386	0
	2008	$10.386	$8.818	2,587
	2009	$8.818	$9.810	1,888
	2010	$9.810	$10.061	1,546
	2011	$10.061	$9.607	1,577
	2012	$9.607	$9.511	1,712
	2013	$9.511	$9.761	1,871
	2014	$9.761	$9.435	0
	2015	$9.435	$9.310	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.902	$11.754	137
	2007	$11.754	$11.444	126
	2008	$11.444	$7.728	9,826
	2009	$7.728	$11.691	7,132
	2010	$11.691	$13.101	3,486
	2011	$13.101	$12.963	2,185
	2012	$12.963	$14.953	1,707
	2013	$14.953	$15.494	1,712
	2014	$15.494	$14.910	1,260
	2015	$14.910	$13.681	1,241

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.25

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.287	$13.113	0
	2007	$13.113	$17.053	0
	2008	$17.053	$9.114	0
	2009	$9.114	$13.412	0
	2010	$13.412	$14.881	0
	2011	$14.881	$14.441	0
	2012	$14.441	$16.624	0
	2013	$16.624	$21.881	0
	2014	$21.881	$24.240	0
	2015	$24.240	$25.070	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.920	$11.187	0
	2007	$11.187	$13.067	0
	2008	$13.067	$6.852	0
	2009	$6.852	$9.853	0
	2010	$9.853	$10.864	0
	2011	$10.864	$10.528	0
	2012	$10.528	$11.244	0
	2013	$11.244	$14.776	0
	2014	$14.776	$15.953	0
	2015	$15.953	$15.789	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.264	$12.087	0
	2007	$12.087	$15.493	0
	2008	$15.493	$6.282	0
	2009	$6.282	$9.282	0
	2010	$9.282	$10.776	0
	2011	$10.776	$9.619	0
	2012	$9.619	$10.867	0
	2013	$10.867	$14.368	0
	2014	$14.368	$15.094	0
	2015	$15.094	$14.460	0

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.443	0
	2008	$9.443	$5.848	0
	2009	$5.848	$7.387	0
	2010	$7.387	$8.411	0
	2011	$8.411	$7.705	0
	2012	$7.705	$8.651	0
	2013	$8.651	$11.165	0
	2014	$11.165	$11.921	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.681	0
	2008	$9.681	$6.086	0
	2009	$6.086	$7.399	0
	2010	$7.399	$7.909	0
	2011	$7.909	$8.106	0
	2012	$8.106	$9.221	0
	2013	$9.221	$11.920	0
	2014	$11.920	$13.002	0
	2015	$13.002	$12.333	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.259	$10.733	0
	2007	$10.733	$12.070	0
	2008	$12.070	$8.379	0
	2009	$8.379	$10.536	0
	2010	$10.536	$11.725	0
	2011	$11.725	$11.127	0
	2012	$11.127	$12.195	0
	2013	$12.195	$13.735	0
	2014	$13.735	$14.155	0
	2015	$14.155	$13.814	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.854	$13.988	0
	2007	$13.988	$16.021	0
	2008	$16.021	$8.965	0
	2009	$8.965	$11.860	0
	2010	$11.860	$13.542	0
	2011	$13.542	$12.856	0
	2012	$12.856	$14.579	0
	2013	$14.579	$18.643	0
	2014	$18.643	$20.327	0
	2015	$20.327	$19.932	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.073	$12.968	0
	2007	$12.968	$12.823	0
	2008	$12.823	$7.161	0
	2009	$7.161	$9.082	0
	2010	$9.082	$10.191	0
	2011	$10.191	$10.018	0
	2012	$10.018	$11.450	0
	2013	$11.450	$14.292	0
	2014	$14.292	$15.140	0
	2015	$15.140	$14.158	0

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.909	$10.125	0
	2007	$10.125	$10.375	0
	2008	$10.375	$10.412	0
	2009	$10.412	$10.216	0
	2010	$10.216	$9.983	0
	2011	$9.983	$9.750	0
	2012	$9.750	$9.521	0
	2013	$9.521	$9.298	0
	2014	$9.298	$9.081	0
	2015	$9.081	$8.868	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.013	$10.421	0
	2007	$10.421	$12.887	0
	2008	$12.887	$6.630	0
	2009	$6.630	$8.285	0
	2010	$8.285	$10.021	0
	2011	$10.021	$9.783	0
	2012	$9.783	$10.929	0
	2013	$10.929	$14.514	0
	2014	$14.514	$15.734	0
	2015	$15.734	$16.425	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.792	$12.166	0
	2007	$12.166	$12.494	0
	2008	$12.494	$7.667	0
	2009	$7.667	$9.456	0
	2010	$9.456	$10.594	0
	2011	$10.594	$10.530	0
	2012	$10.530	$11.889	0
	2013	$11.889	$15.314	0
	2014	$15.314	$16.942	0
	2015	$16.942	$16.723	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.071	$10.242	0
	2007	$10.242	$10.408	0
	2008	$10.408	$9.812	0
	2009	$9.812	$11.064	0
	2010	$11.064	$11.619	0
	2011	$11.619	$12.145	0
	2012	$12.145	$12.524	0
	2013	$12.524	$11.976	0
	2014	$11.976	$12.352	0
	2015	$12.352	$11.959	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.563	$14.449	0
	2007	$14.449	$16.514	0
	2008	$16.514	$9.036	0
	2009	$9.036	$11.138	0
	2010	$11.138	$12.272	0
	2011	$12.272	$9.906	0
	2012	$9.906	$11.643	0
	2013	$11.643	$14.800	0
	2014	$14.800	$13.253	0
	2015	$13.253	$13.368	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.679	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.661	$12.684	0
	2007	$12.684	$15.202	0
	2008	$15.202	$8.797	0
	2009	$8.797	$10.935	0
	2010	$10.935	$11.875	0
	2011	$11.875	$10.836	0
	2012	$10.836	$11.049	0
	2013	$11.049	$12.673	0
	2014	$12.673	$12.721	0
	2015	$12.721	$12.579	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.936	0
	2013	$8.936	$12.198	0
	2014	$12.198	$12.885	0
	2015	$12.885	$13.180	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.824	$11.210	0
	2007	$11.210	$12.230	0
	2008	$12.230	$6.852	0
	2009	$6.852	$8.077	0
	2010	$8.077	$9.086	0
	2011	$9.086	$8.153	0
	2012	$8.153	$9.331	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.726	0
	2007	$10.726	$11.298	0
	2008	$11.298	$7.687	0
	2009	$7.687	$9.607	0
	2010	$9.607	$10.249	0
	2011	$10.249	$9.979	0
	2012	$9.979	$11.071	0
	2013	$11.071	$13.939	0
	2014	$13.939	$14.679	0
	2015	$14.679	$13.474	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.269	0
	2012	$11.269	$11.248	0
	2013	$11.248	$10.670	0
	2014	$10.670	$10.824	0
	2015	$10.824	$10.576	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.766	$13.325	0
	2007	$13.325	$13.339	0
	2008	$13.339	$8.830	0
	2009	$8.830	$10.701	0
	2010	$10.701	$11.723	0
	2011	$11.723	$11.190	0
	2012	$11.190	$12.494	0
	2013	$12.494	$16.320	0
	2014	$16.320	$17.525	0
	2015	$17.525	$16.546	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.405	$12.361	0
	2007	$12.361	$13.189	0
	2008	$13.189	$9.185	0
	2009	$9.185	$11.647	0
	2010	$11.647	$12.941	0
	2011	$12.941	$11.815	0
	2012	$11.815	$12.762	0
	2013	$12.762	$16.009	0
	2014	$16.009	$16.285	0
	2015	$16.285	$15.222	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.946	$12.240	0
	2007	$12.240	$14.055	0
	2008	$14.055	$7.296	0
	2009	$7.296	$11.141	0
	2010	$11.141	$13.847	0
	2011	$13.847	$12.256	0
	2012	$12.256	$13.359	0
	2013	$13.359	$17.820	0
	2014	$17.820	$18.740	0
	2015	$18.740	$18.490	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.961	$12.089	0
	2007	$12.089	$11.965	0
	2008	$11.965	$5.619	0
	2009	$5.619	$8.106	0
	2010	$8.106	$8.466	0
	2011	$8.466	$7.986	0
	2012	$7.986	$9.175	0
	2013	$9.175	$11.940	0
	2014	$11.940	$12.404	0
	2015	$12.404	$10.822	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.180	$10.250	0
	2007	$10.250	$10.710	0
	2008	$10.710	$10.617	0
	2009	$10.617	$10.456	0
	2010	$10.456	$10.710	0
	2011	$10.710	$10.739	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.728	0
	2009	$6.728	$11.765	0
	2010	$11.765	$14.364	0
	2011	$14.364	$9.490	0
	2012	$9.490	$10.488	0
	2013	$10.488	$11.705	0
	2014	$11.705	$10.046	0
	2015	$10.046	$8.946	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.030	$13.518	0
	2007	$13.518	$14.145	0
	2008	$14.145	$9.959	0
	2009	$9.959	$12.927	0
	2010	$12.927	$14.563	0
	2011	$14.563	$13.797	0
	2012	$13.797	$14.926	0
	2013	$14.926	$18.337	0
	2014	$18.337	$19.417	0
	2015	$19.417	$18.261	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.899	$12.971	0
	2007	$12.971	$11.891	0
	2008	$11.891	$7.440	0
	2009	$7.440	$7.028	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.068	$11.934	0
	2007	$11.934	$12.851	0
	2008	$12.851	$10.533	0
	2009	$10.533	$12.917	0
	2010	$12.917	$13.638	0
	2011	$13.638	$13.499	0
	2012	$13.499	$14.944	0
	2013	$14.944	$17.483	0
	2014	$17.483	$18.478	0
	2015	$18.478	$18.118	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.633	$13.412	0
	2007	$13.412	$15.485	0
	2008	$15.485	$14.525	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.514	$13.335	0
	2007	$13.335	$17.790	0
	2008	$17.790	$9.674	0
	2009	$9.674	$13.793	0
	2010	$13.793	$14.342	0
	2011	$14.342	$13.034	0
	2012	$13.034	$15.763	0
	2013	$15.763	$20.147	0
	2014	$20.147	$21.339	0
	2015	$21.339	$23.326	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.168	$13.163	0
	2007	$13.163	$13.640	0
	2008	$13.640	$8.492	0
	2009	$8.492	$10.163	0
	2010	$10.163	$10.874	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.361	$11.927	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.682	$12.283	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.435	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.535	0
	2014	$14.535	$14.553	0
	2015	$14.553	$13.583	0

MFS® High Income Series - Service Class
	2006	$10.517	$11.297	0
	2007	$11.297	$11.200	0
	2008	$11.200	$7.802	0
	2009	$7.802	$11.064	0
	2010	$11.064	$12.360	0
	2011	$12.360	$12.536	0
	2012	$12.536	$14.007	0
	2013	$14.007	$14.123	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.560	$11.066	0
	2007	$11.066	$11.995	0
	2008	$11.995	$7.381	0
	2009	$7.381	$10.026	0
	2010	$10.026	$10.980	0
	2011	$10.980	$10.763	0
	2012	$10.763	$12.262	0
	2013	$12.262	$15.573	0
	2014	$15.573	$16.897	0
	2015	$16.897	$17.014	0

MFS® Investors Trust Series - Service Class
	2006	$11.194	$12.319	0
	2007	$12.319	$13.234	0
	2008	$13.234	$8.626	0
	2009	$8.626	$10.660	0
	2010	$10.660	$11.542	0
	2011	$11.542	$10.999	0
	2012	$10.999	$12.762	0
	2013	$12.762	$16.418	0
	2014	$16.418	$17.749	0
	2015	$17.749	$17.324	0

MFS® New Discovery Series - Service Class
	2006	$10.106	$11.145	0
	2007	$11.145	$11.127	0
	2008	$11.127	$6.571	0
	2009	$6.571	$10.454	0
	2010	$10.454	$13.878	0
	2011	$13.878	$12.130	0
	2012	$12.130	$14.319	0
	2013	$14.319	$19.747	0
	2014	$19.747	$17.838	0
	2015	$17.838	$17.045	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.704	$11.669	0
	2007	$11.669	$11.841	0
	2008	$11.841	$8.982	0
	2009	$8.982	$10.325	0
	2010	$10.325	$11.054	0
	2011	$11.054	$10.966	0
	2012	$10.966	$11.879	0
	2013	$11.879	$13.773	0
	2014	$13.773	$14.557	0
	2015	$14.557	$14.133	0

MFS® Value Series - Service Class
	2006	$11.512	$13.547	0
	2007	$13.547	$14.231	0
	2008	$14.231	$9.346	0
	2009	$9.346	$11.176	0
	2010	$11.176	$12.137	0
	2011	$12.137	$11.797	0
	2012	$11.797	$13.349	0
	2013	$13.349	$17.676	0
	2014	$17.676	$19.021	0
	2015	$19.021	$18.401	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.643	$11.677	0
	2007	$11.677	$12.090	0
	2008	$12.090	$5.995	0
	2009	$5.995	$7.743	0
	2010	$7.743	$9.615	0
	2011	$9.615	$9.468	0
	2012	$9.468	$10.740	0
	2013	$10.740	$14.224	0
	2014	$14.224	$14.657	0
	2015	$14.657	$15.221	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.570	$14.407	0
	2007	$14.407	$14.923	0
	2008	$14.923	$8.694	0
	2009	$8.694	$11.831	0
	2010	$11.831	$13.368	0
	2011	$13.368	$11.941	0
	2012	$11.941	$14.103	0
	2013	$14.103	$17.489	0
	2014	$17.489	$17.429	0
	2015	$17.429	$17.644	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.021	$13.460	0
	2007	$13.460	$12.959	0
	2008	$12.959	$7.845	0
	2009	$7.845	$10.486	0
	2010	$10.486	$12.600	0
	2011	$12.600	$12.012	0
	2012	$12.012	$13.801	0
	2013	$13.801	$18.952	0
	2014	$18.952	$20.663	0
	2015	$20.663	$18.948	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.562	$10.540	0
	2007	$10.540	$10.665	0
	2008	$10.665	$10.167	0
	2009	$10.167	$11.480	0
	2010	$11.480	$12.163	0
	2011	$12.163	$12.681	0
	2012	$12.681	$13.726	0
	2013	$13.726	$13.470	0
	2014	$13.470	$14.622	0
	2015	$14.622	$14.320	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.902	$10.117	0
	2007	$10.117	$10.360	0
	2008	$10.360	$10.344	0
	2009	$10.344	$10.113	0
	2010	$10.113	$9.880	0
	2011	$9.880	$9.654	0
	2012	$9.654	$9.432	0
	2013	$9.432	$9.216	0
	2014	$9.216	$9.001	0
	2015	$9.001	$8.791	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.466	$10.293	0
	2007	$10.293	$11.124	0
	2008	$11.124	$10.097	0
	2009	$10.097	$11.674	0
	2010	$11.674	$12.324	0
	2011	$12.324	$13.440	0
	2012	$13.440	$14.273	0
	2013	$14.273	$12.653	0
	2014	$12.653	$12.737	0
	2015	$12.737	$12.101	0

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.192	$10.337	0
	2007	$10.337	$10.977	0
	2008	$10.977	$11.236	0
	2009	$11.236	$12.516	0
	2010	$12.516	$13.214	0
	2011	$13.214	$13.370	0
	2012	$13.370	$14.308	0
	2013	$14.308	$13.697	0
	2014	$13.697	$13.948	0
	2015	$13.948	$13.681	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.767	$11.650	0
	2007	$11.650	$10.870	0
	2008	$10.870	$7.305	0
	2009	$7.305	$7.025	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.373	$11.281	0
	2007	$11.281	$11.711	0
	2008	$11.711	$10.577	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.722	$11.447	0
	2007	$11.447	$12.573	0
	2008	$12.573	$7.041	0
	2009	$7.041	$9.748	0
	2010	$9.748	$11.043	0
	2011	$11.043	$10.931	0
	2012	$10.931	$12.584	0
	2013	$12.584	$17.309	0
	2014	$17.309	$18.396	0
	2015	$18.396	$19.904	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.143	$12.911	0
	2007	$12.911	$12.988	0
	2008	$12.988	$8.083	0
	2009	$8.083	$9.886	0
	2010	$9.886	$11.077	0
	2011	$11.077	$10.707	0
	2012	$10.707	$12.224	0
	2013	$12.224	$15.447	0
	2014	$15.447	$16.155	0
	2015	$16.155	$14.655	0

UIF Growth Portfolio, Class II
	2006	$11.601	$11.761	0
	2007	$11.761	$13.971	0
	2008	$13.971	$6.910	0
	2009	$6.910	$11.143	0
	2010	$11.143	$13.342	0
	2011	$13.342	$12.633	0
	2012	$12.633	$14.069	0
	2013	$14.069	$20.296	0
	2014	$20.296	$21.025	0
	2015	$21.025	$22.989	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.519	$19.520	0
	2007	$19.520	$15.767	0
	2008	$15.767	$9.536	0
	2009	$9.536	$11.965	0
	2010	$11.965	$15.135	0
	2011	$15.135	$15.617	0
	2012	$15.617	$17.631	0
	2013	$17.631	$17.518	0
	2014	$17.518	$22.141	0
	2015	$22.141	$22.036	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.461	$21.061	0
	2007	$21.061	$28.299	0
	2008	$28.299	$9.732	0
	2009	$9.732	$20.260	0
	2010	$20.260	$25.094	0
	2011	$25.094	$18.198	0
	2012	$18.198	$23.066	0
	2013	$23.066	$25.232	0
	2014	$25.232	$24.536	0
	2015	$24.536	$20.607	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.278	$22.222	0
	2007	$22.222	$31.538	0
	2008	$31.538	$16.591	0
	2009	$16.591	$25.522	0
	2010	$25.522	$32.209	0
	2011	$32.209	$26.279	0
	2012	$26.279	$26.529	0
	2013	$26.529	$28.634	0
	2014	$28.634	$22.619	0
	2015	$22.619	$14.699	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.615	$10.202	0
	2007	$10.202	$10.365	0
	2008	$10.365	$8.796	0
	2009	$8.796	$9.780	0
	2010	$9.780	$10.026	0
	2011	$10.026	$9.568	0
	2012	$9.568	$9.467	0
	2013	$9.467	$9.712	0
	2014	$9.712	$9.382	0
	2015	$9.382	$9.257	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.891	$11.736	0
	2007	$11.736	$11.421	0
	2008	$11.421	$7.708	0
	2009	$7.708	$11.656	0
	2010	$11.656	$13.055	0
	2011	$13.055	$12.911	0
	2012	$12.911	$14.885	0
	2013	$14.885	$15.416	0
	2014	$15.416	$14.826	0
	2015	$14.826	$13.598	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.3

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.276	$13.093	0
	2007	$13.093	$17.019	0
	2008	$17.019	$9.091	0
	2009	$9.091	$13.371	0
	2010	$13.371	$14.829	0
	2011	$14.829	$14.383	0
	2012	$14.383	$16.548	0
	2013	$16.548	$21.770	0
	2014	$21.770	$24.105	0
	2015	$24.105	$24.918	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.910	$11.170	0
	2007	$11.170	$13.041	0
	2008	$13.041	$6.835	0
	2009	$6.835	$9.823	0
	2010	$9.823	$10.825	0
	2011	$10.825	$10.485	0
	2012	$10.485	$11.193	0
	2013	$11.193	$14.701	0
	2014	$14.701	$15.864	0
	2015	$15.864	$15.693	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.253	$12.069	0
	2007	$12.069	$15.462	0
	2008	$15.462	$6.266	0
	2009	$6.266	$9.254	0
	2010	$9.254	$10.738	0
	2011	$10.738	$9.580	0
	2012	$9.580	$10.817	0
	2013	$10.817	$14.295	0
	2014	$14.295	$15.010	0
	2015	$15.010	$14.372	0

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.440	0
	2008	$9.440	$5.843	0
	2009	$5.843	$7.377	0
	2010	$7.377	$8.396	0
	2011	$8.396	$7.687	0
	2012	$7.687	$8.626	0
	2013	$8.626	$11.127	0
	2014	$11.127	$11.875	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.678	0
	2008	$9.678	$6.081	0
	2009	$6.081	$7.389	0
	2010	$7.389	$7.894	0
	2011	$7.894	$8.087	0
	2012	$8.087	$9.195	0
	2013	$9.195	$11.879	0
	2014	$11.879	$12.951	0
	2015	$12.951	$12.278	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.249	$10.717	0
	2007	$10.717	$12.046	0
	2008	$12.046	$8.358	0
	2009	$8.358	$10.504	0
	2010	$10.504	$11.683	0
	2011	$11.683	$11.082	0
	2012	$11.082	$12.139	0
	2013	$12.139	$13.665	0
	2014	$13.665	$14.076	0
	2015	$14.076	$13.730	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.842	$13.967	0
	2007	$13.967	$15.989	0
	2008	$15.989	$8.943	0
	2009	$8.943	$11.824	0
	2010	$11.824	$13.494	0
	2011	$13.494	$12.804	0
	2012	$12.804	$14.513	0
	2013	$14.513	$18.549	0
	2014	$18.549	$20.214	0
	2015	$20.214	$19.811	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.062	$12.949	0
	2007	$12.949	$12.798	0
	2008	$12.798	$7.143	0
	2009	$7.143	$9.054	0
	2010	$9.054	$10.155	0
	2011	$10.155	$9.977	0
	2012	$9.977	$11.398	0
	2013	$11.398	$14.220	0
	2014	$14.220	$15.056	0
	2015	$15.056	$14.071	0

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.900	$10.110	0
	2007	$10.110	$10.355	0
	2008	$10.355	$10.386	0
	2009	$10.386	$10.185	0
	2010	$10.185	$9.948	0
	2011	$9.948	$9.710	0
	2012	$9.710	$9.478	0
	2013	$9.478	$9.251	0
	2014	$9.251	$9.030	0
	2015	$9.030	$8.814	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$10.003	$10.405	0
	2007	$10.405	$12.861	0
	2008	$12.861	$6.614	0
	2009	$6.614	$8.260	0
	2010	$8.260	$9.986	0
	2011	$9.986	$9.744	0
	2012	$9.744	$10.879	0
	2013	$10.879	$14.440	0
	2014	$14.440	$15.646	0
	2015	$15.646	$16.325	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.782	$12.148	0
	2007	$12.148	$12.469	0
	2008	$12.469	$7.647	0
	2009	$7.647	$9.427	0
	2010	$9.427	$10.556	0
	2011	$10.556	$10.487	0
	2012	$10.487	$11.835	0
	2013	$11.835	$15.237	0
	2014	$15.237	$16.847	0
	2015	$16.847	$16.621	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.061	$10.227	0
	2007	$10.227	$10.388	0
	2008	$10.388	$9.787	0
	2009	$9.787	$11.030	0
	2010	$11.030	$11.578	0
	2011	$11.578	$12.096	0
	2012	$12.096	$12.467	0
	2013	$12.467	$11.916	0
	2014	$11.916	$12.283	0
	2015	$12.283	$11.887	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.551	$14.428	0
	2007	$14.428	$16.481	0
	2008	$16.481	$9.014	0
	2009	$9.014	$11.104	0
	2010	$11.104	$12.228	0
	2011	$12.228	$9.865	0
	2012	$9.865	$11.590	0
	2013	$11.590	$14.725	0
	2014	$14.725	$13.179	0
	2015	$13.179	$13.287	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.676	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.650	$12.666	0
	2007	$12.666	$15.171	0
	2008	$15.171	$8.775	0
	2009	$8.775	$10.902	0
	2010	$10.902	$11.833	0
	2011	$11.833	$10.792	0
	2012	$10.792	$10.999	0
	2013	$10.999	$12.609	0
	2014	$12.609	$12.650	0
	2015	$12.650	$12.502	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.895	0
	2013	$8.895	$12.137	0
	2014	$12.137	$12.813	0
	2015	$12.813	$13.099	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.813	$11.194	0
	2007	$11.194	$12.205	0
	2008	$12.205	$6.834	0
	2009	$6.834	$8.052	0
	2010	$8.052	$9.054	0
	2011	$9.054	$8.120	0
	2012	$8.120	$9.292	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.723	0
	2007	$10.723	$11.288	0
	2008	$11.288	$7.676	0
	2009	$7.676	$9.589	0
	2010	$9.589	$10.224	0
	2011	$10.224	$9.950	0
	2012	$9.950	$11.033	0
	2013	$11.033	$13.884	0
	2014	$13.884	$14.614	0
	2015	$14.614	$13.407	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.224	0
	2012	$11.224	$11.197	0
	2013	$11.197	$10.616	0
	2014	$10.616	$10.764	0
	2015	$10.764	$10.512	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.754	$13.306	0
	2007	$13.306	$13.312	0
	2008	$13.312	$8.807	0
	2009	$8.807	$10.668	0
	2010	$10.668	$11.682	0
	2011	$11.682	$11.144	0
	2012	$11.144	$12.437	0
	2013	$12.437	$16.237	0
	2014	$16.237	$17.427	0
	2015	$17.427	$16.445	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.394	$12.342	0
	2007	$12.342	$13.163	0
	2008	$13.163	$9.162	0
	2009	$9.162	$11.612	0
	2010	$11.612	$12.895	0
	2011	$12.895	$11.767	0
	2012	$11.767	$12.704	0
	2013	$12.704	$15.928	0
	2014	$15.928	$16.194	0
	2015	$16.194	$15.129	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.934	$12.222	0
	2007	$12.222	$14.026	0
	2008	$14.026	$7.278	0
	2009	$7.278	$11.107	0
	2010	$11.107	$13.798	0
	2011	$13.798	$12.207	0
	2012	$12.207	$13.298	0
	2013	$13.298	$17.730	0
	2014	$17.730	$18.636	0
	2015	$18.636	$18.378	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.950	$12.071	0
	2007	$12.071	$11.941	0
	2008	$11.941	$5.605	0
	2009	$5.605	$8.082	0
	2010	$8.082	$8.436	0
	2011	$8.436	$7.954	0
	2012	$7.954	$9.133	0
	2013	$9.133	$11.880	0
	2014	$11.880	$12.335	0
	2015	$12.335	$10.756	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.170	$10.235	0
	2007	$10.235	$10.689	0
	2008	$10.689	$10.590	0
	2009	$10.590	$10.425	0
	2010	$10.425	$10.672	0
	2011	$10.672	$10.699	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.711	0
	2009	$6.711	$11.730	0
	2010	$11.730	$14.313	0
	2011	$14.313	$9.452	0
	2012	$9.452	$10.440	0
	2013	$10.440	$11.645	0
	2014	$11.645	$9.990	0
	2015	$9.990	$8.892	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$12.018	$13.498	0
	2007	$13.498	$14.117	0
	2008	$14.117	$9.934	0
	2009	$9.934	$12.888	0
	2010	$12.888	$14.511	0
	2011	$14.511	$13.741	0
	2012	$13.741	$14.858	0
	2013	$14.858	$18.244	0
	2014	$18.244	$19.309	0
	2015	$19.309	$18.150	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.895	$12.960	0
	2007	$12.960	$11.874	0
	2008	$11.874	$7.426	0
	2009	$7.426	$7.013	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.057	$11.916	0
	2007	$11.916	$12.825	0
	2008	$12.825	$10.507	0
	2009	$10.507	$12.878	0
	2010	$12.878	$13.590	0
	2011	$13.590	$13.444	0
	2012	$13.444	$14.876	0
	2013	$14.876	$17.394	0
	2014	$17.394	$18.375	0
	2015	$18.375	$18.008	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.621	$13.392	0
	2007	$13.392	$15.454	0
	2008	$15.454	$14.494	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.502	$13.315	0
	2007	$13.315	$17.754	0
	2008	$17.754	$9.649	0
	2009	$9.649	$13.752	0
	2010	$13.752	$14.291	0
	2011	$14.291	$12.981	0
	2012	$12.981	$15.691	0
	2013	$15.691	$20.045	0
	2014	$20.045	$21.221	0
	2015	$21.221	$23.184	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.156	$13.143	0
	2007	$13.143	$13.613	0
	2008	$13.613	$8.471	0
	2009	$8.471	$10.132	0
	2010	$10.132	$10.839	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.351	$11.909	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.672	$12.265	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.335	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.462	0
	2014	$14.462	$14.472	0
	2015	$14.472	$13.500	0

MFS® High Income Series - Service Class
	2006	$10.507	$11.281	0
	2007	$11.281	$11.178	0
	2008	$11.178	$7.783	0
	2009	$7.783	$11.031	0
	2010	$11.031	$12.316	0
	2011	$12.316	$12.485	0
	2012	$12.485	$13.943	0
	2013	$13.943	$14.054	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.549	$11.049	0
	2007	$11.049	$11.971	0
	2008	$11.971	$7.363	0
	2009	$7.363	$9.996	0
	2010	$9.996	$10.942	0
	2011	$10.942	$10.719	0
	2012	$10.719	$12.206	0
	2013	$12.206	$15.494	0
	2014	$15.494	$16.803	0
	2015	$16.803	$16.917	0

MFS® Investors Trust Series - Service Class
	2006	$11.183	$12.300	0
	2007	$12.300	$13.208	0
	2008	$13.208	$8.604	0
	2009	$8.604	$10.628	0
	2010	$10.628	$11.501	0
	2011	$11.501	$10.954	0
	2012	$10.954	$12.704	0
	2013	$12.704	$16.335	0
	2014	$16.335	$17.651	0
	2015	$17.651	$17.219	0

MFS® New Discovery Series - Service Class
	2006	$10.096	$11.129	0
	2007	$11.129	$11.105	0
	2008	$11.105	$6.555	0
	2009	$6.555	$10.422	0
	2010	$10.422	$13.829	0
	2011	$13.829	$12.081	0
	2012	$12.081	$14.254	0
	2013	$14.254	$19.647	0
	2014	$19.647	$17.738	0
	2015	$17.738	$16.941	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.694	$11.651	0
	2007	$11.651	$11.818	0
	2008	$11.818	$8.959	0
	2009	$8.959	$10.294	0
	2010	$10.294	$11.015	0
	2011	$11.015	$10.922	0
	2012	$10.922	$11.825	0
	2013	$11.825	$13.703	0
	2014	$13.703	$14.476	0
	2015	$14.476	$14.047	0

MFS® Value Series - Service Class
	2006	$11.500	$13.527	0
	2007	$13.527	$14.203	0
	2008	$14.203	$9.323	0
	2009	$9.323	$11.142	0
	2010	$11.142	$12.095	0
	2011	$12.095	$11.750	0
	2012	$11.750	$13.288	0
	2013	$13.288	$17.586	0
	2014	$17.586	$18.916	0
	2015	$18.916	$18.289	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.639	$11.667	0
	2007	$11.667	$12.073	0
	2008	$12.073	$5.984	0
	2009	$5.984	$7.725	0
	2010	$7.725	$9.587	0
	2011	$9.587	$9.436	0
	2012	$9.436	$10.698	0
	2013	$10.698	$14.161	0
	2014	$14.161	$14.584	0
	2015	$14.584	$15.138	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.558	$14.386	0
	2007	$14.386	$14.893	0
	2008	$14.893	$8.673	0
	2009	$8.673	$11.796	0
	2010	$11.796	$13.321	0
	2011	$13.321	$11.893	0
	2012	$11.893	$14.038	0
	2013	$14.038	$17.400	0
	2014	$17.400	$17.332	0
	2015	$17.332	$17.537	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$12.009	$13.440	0
	2007	$13.440	$12.933	0
	2008	$12.933	$7.825	0
	2009	$7.825	$10.454	0
	2010	$10.454	$12.556	0
	2011	$12.556	$11.963	0
	2012	$11.963	$13.738	0
	2013	$13.738	$18.856	0
	2014	$18.856	$20.548	0
	2015	$20.548	$18.833	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.552	$10.525	0
	2007	$10.525	$10.644	0
	2008	$10.644	$10.141	0
	2009	$10.141	$11.445	0
	2010	$11.445	$12.120	0
	2011	$12.120	$12.630	0
	2012	$12.630	$13.663	0
	2013	$13.663	$13.402	0
	2014	$13.402	$14.540	0
	2015	$14.540	$14.233	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.893	$10.102	0
	2007	$10.102	$10.339	0
	2008	$10.339	$10.318	0
	2009	$10.318	$10.082	0
	2010	$10.082	$9.845	0
	2011	$9.845	$9.615	0
	2012	$9.615	$9.389	0
	2013	$9.389	$9.170	0
	2014	$9.170	$8.950	0
	2015	$8.950	$8.738	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.456	$10.278	0
	2007	$10.278	$11.101	0
	2008	$11.101	$10.072	0
	2009	$10.072	$11.639	0
	2010	$11.639	$12.281	0
	2011	$12.281	$13.386	0
	2012	$13.386	$14.208	0
	2013	$14.208	$12.589	0
	2014	$12.589	$12.666	0
	2015	$12.666	$12.028	0

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.182	$10.322	0
	2007	$10.322	$10.956	0
	2008	$10.956	$11.208	0
	2009	$11.208	$12.478	0
	2010	$12.478	$13.168	0
	2011	$13.168	$13.316	0
	2012	$13.316	$14.243	0
	2013	$14.243	$13.628	0
	2014	$13.628	$13.870	0
	2015	$13.870	$13.598	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.758	$11.634	0
	2007	$11.634	$10.850	0
	2008	$10.850	$7.287	0
	2009	$7.287	$7.007	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.362	$11.265	0
	2007	$11.265	$11.688	0
	2008	$11.688	$10.556	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.711	$11.430	0
	2007	$11.430	$12.548	0
	2008	$12.548	$7.023	0
	2009	$7.023	$9.719	0
	2010	$9.719	$11.004	0
	2011	$11.004	$10.886	0
	2012	$10.886	$12.527	0
	2013	$12.527	$17.221	0
	2014	$17.221	$18.294	0
	2015	$18.294	$19.783	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.132	$12.892	0
	2007	$12.892	$12.962	0
	2008	$12.962	$8.063	0
	2009	$8.063	$9.856	0
	2010	$9.856	$11.038	0
	2011	$11.038	$10.664	0
	2012	$10.664	$12.168	0
	2013	$12.168	$15.369	0
	2014	$15.369	$16.065	0
	2015	$16.065	$14.566	0

UIF Growth Portfolio, Class II
	2006	$11.590	$11.744	0
	2007	$11.744	$13.943	0
	2008	$13.943	$6.893	0
	2009	$6.893	$11.110	0
	2010	$11.110	$13.295	0
	2011	$13.295	$12.582	0
	2012	$12.582	$14.005	0
	2013	$14.005	$20.193	0
	2014	$20.193	$20.908	0
	2015	$20.908	$22.849	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.505	$19.491	0
	2007	$19.491	$15.735	0
	2008	$15.735	$9.512	0
	2009	$9.512	$11.929	0
	2010	$11.929	$15.081	0
	2011	$15.081	$15.553	0
	2012	$15.553	$17.551	0
	2013	$17.551	$17.429	0
	2014	$17.429	$22.017	0
	2015	$22.017	$21.902	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.446	$21.030	0
	2007	$21.030	$28.243	0
	2008	$28.243	$9.708	0
	2009	$9.708	$20.198	0
	2010	$20.198	$25.006	0
	2011	$25.006	$18.124	0
	2012	$18.124	$22.961	0
	2013	$22.961	$25.104	0
	2014	$25.104	$24.399	0
	2015	$24.399	$20.481	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.261	$22.189	0
	2007	$22.189	$31.475	0
	2008	$31.475	$16.549	0
	2009	$16.549	$25.445	0
	2010	$25.445	$32.095	0
	2011	$32.095	$26.173	0
	2012	$26.173	$26.408	0
	2013	$26.408	$28.489	0
	2014	$28.489	$22.493	0
	2015	$22.493	$14.610	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.606	$10.187	0
	2007	$10.187	$10.345	0
	2008	$10.345	$8.774	0
	2009	$8.774	$9.751	0
	2010	$9.751	$9.990	0
	2011	$9.990	$9.530	0
	2012	$9.530	$9.424	0
	2013	$9.424	$9.662	0
	2014	$9.662	$9.330	0
	2015	$9.330	$9.203	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.881	$11.719	0
	2007	$11.719	$11.398	0
	2008	$11.398	$7.689	0
	2009	$7.689	$11.621	0
	2010	$11.621	$13.009	0
	2011	$13.009	$12.859	0
	2012	$12.859	$14.818	0
	2013	$14.818	$15.338	0
	2014	$15.338	$14.744	0
	2015	$14.744	$13.515	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.4

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.254	$13.054	0
	2007	$13.054	$16.951	0
	2008	$16.951	$9.046	0
	2009	$9.046	$13.290	0
	2010	$13.290	$14.724	0
	2011	$14.724	$14.267	0
	2012	$14.267	$16.398	0
	2013	$16.398	$21.550	0
	2014	$21.550	$23.837	0
	2015	$23.837	$24.615	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.888	$11.137	0
	2007	$11.137	$12.989	0
	2008	$12.989	$6.801	0
	2009	$6.801	$9.764	0
	2010	$9.764	$10.749	0
	2011	$10.749	$10.401	0
	2012	$10.401	$11.091	0
	2013	$11.091	$14.553	0
	2014	$14.553	$15.687	0
	2015	$15.687	$15.502	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.231	$12.034	0
	2007	$12.034	$15.400	0
	2008	$15.400	$6.235	0
	2009	$6.235	$9.198	0
	2010	$9.198	$10.662	0
	2011	$10.662	$9.503	0
	2012	$9.503	$10.719	0
	2013	$10.719	$14.151	0
	2014	$14.151	$14.843	0
	2015	$14.843	$14.198	0

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.433	0
	2008	$9.433	$5.833	0
	2009	$5.833	$7.357	0
	2010	$7.357	$8.364	0
	2011	$8.364	$7.650	0
	2012	$7.650	$8.575	0
	2013	$8.575	$11.051	0
	2014	$11.051	$11.783	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.671	0
	2008	$9.671	$6.070	0
	2009	$6.070	$7.368	0
	2010	$7.368	$7.864	0
	2011	$7.864	$8.048	0
	2012	$8.048	$9.141	0
	2013	$9.141	$11.798	0
	2014	$11.798	$12.850	0
	2015	$12.850	$12.169	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.229	$10.686	0
	2007	$10.686	$11.998	0
	2008	$11.998	$8.316	0
	2009	$8.316	$10.440	0
	2010	$10.440	$11.601	0
	2011	$11.601	$10.993	0
	2012	$10.993	$12.029	0
	2013	$12.029	$13.527	0
	2014	$13.527	$13.920	0
	2015	$13.920	$13.563	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.817	$13.926	0
	2007	$13.926	$15.925	0
	2008	$15.925	$8.898	0
	2009	$8.898	$11.752	0
	2010	$11.752	$13.398	0
	2011	$13.398	$12.700	0
	2012	$12.700	$14.381	0
	2013	$14.381	$18.362	0
	2014	$18.362	$19.989	0
	2015	$19.989	$19.570	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.040	$12.911	0
	2007	$12.911	$12.746	0
	2008	$12.746	$7.107	0
	2009	$7.107	$9.000	0
	2010	$9.000	$10.084	0
	2011	$10.084	$9.897	0
	2012	$9.897	$11.294	0
	2013	$11.294	$14.076	0
	2014	$14.076	$14.888	0
	2015	$14.888	$13.901	0

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.880	$10.079	0
	2007	$10.079	$10.313	0
	2008	$10.313	$10.334	0
	2009	$10.334	$10.123	0
	2010	$10.123	$9.877	0
	2011	$9.877	$9.632	0
	2012	$9.632	$9.392	0
	2013	$9.392	$9.158	0
	2014	$9.158	$8.930	0
	2015	$8.930	$8.707	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$9.983	$10.374	0
	2007	$10.374	$12.810	0
	2008	$12.810	$6.581	0
	2009	$6.581	$8.210	0
	2010	$8.210	$9.915	0
	2011	$9.915	$9.665	0
	2012	$9.665	$10.780	0
	2013	$10.780	$14.294	0
	2014	$14.294	$15.472	0
	2015	$15.472	$16.127	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.761	$12.112	0
	2007	$12.112	$12.419	0
	2008	$12.419	$7.609	0
	2009	$7.609	$9.370	0
	2010	$9.370	$10.482	0
	2011	$10.482	$10.402	0
	2012	$10.402	$11.727	0
	2013	$11.727	$15.083	0
	2014	$15.083	$16.660	0
	2015	$16.660	$16.419	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.042	$10.196	0
	2007	$10.196	$10.346	0
	2008	$10.346	$9.738	0
	2009	$9.738	$10.964	0
	2010	$10.964	$11.496	0
	2011	$11.496	$11.998	0
	2012	$11.998	$12.353	0
	2013	$12.353	$11.795	0
	2014	$11.795	$12.147	0
	2015	$12.147	$11.742	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.526	$14.385	0
	2007	$14.385	$16.415	0
	2008	$16.415	$8.968	0
	2009	$8.968	$11.037	0
	2010	$11.037	$12.142	0
	2011	$12.142	$9.786	0
	2012	$9.786	$11.485	0
	2013	$11.485	$14.576	0
	2014	$14.576	$13.032	0
	2015	$13.032	$13.125	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.670	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.627	$12.628	0
	2007	$12.628	$15.111	0
	2008	$15.111	$8.731	0
	2009	$8.731	$10.836	0
	2010	$10.836	$11.750	0
	2011	$11.750	$10.705	0
	2012	$10.705	$10.899	0
	2013	$10.899	$12.482	0
	2014	$12.482	$12.510	0
	2015	$12.510	$12.351	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.814	0
	2013	$8.814	$12.014	0
	2014	$12.014	$12.670	0
	2015	$12.670	$12.940	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.792	$11.161	0
	2007	$11.161	$12.157	0
	2008	$12.157	$6.800	0
	2009	$6.800	$8.004	0
	2010	$8.004	$8.990	0
	2011	$8.990	$8.055	0
	2012	$8.055	$9.214	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.715	0
	2007	$10.715	$11.269	0
	2008	$11.269	$7.655	0
	2009	$7.655	$9.553	0
	2010	$9.553	$10.175	0
	2011	$10.175	$9.892	0
	2012	$9.892	$10.958	0
	2013	$10.958	$13.775	0
	2014	$13.775	$14.485	0
	2015	$14.485	$13.275	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.133	0
	2012	$11.133	$11.095	0
	2013	$11.095	$10.509	0
	2014	$10.509	$10.644	0
	2015	$10.644	$10.384	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.731	$13.266	0
	2007	$13.266	$13.259	0
	2008	$13.259	$8.763	0
	2009	$8.763	$10.604	0
	2010	$10.604	$11.600	0
	2011	$11.600	$11.054	0
	2012	$11.054	$12.324	0
	2013	$12.324	$16.073	0
	2014	$16.073	$17.233	0
	2015	$17.233	$16.246	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.371	$12.306	0
	2007	$12.306	$13.110	0
	2008	$13.110	$9.116	0
	2009	$9.116	$11.542	0
	2010	$11.542	$12.804	0
	2011	$12.804	$11.672	0
	2012	$11.672	$12.588	0
	2013	$12.588	$15.767	0
	2014	$15.767	$16.014	0
	2015	$16.014	$14.945	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.911	$12.186	0
	2007	$12.186	$13.970	0
	2008	$13.970	$7.241	0
	2009	$7.241	$11.040	0
	2010	$11.040	$13.701	0
	2011	$13.701	$12.108	0
	2012	$12.108	$13.177	0
	2013	$13.177	$17.551	0
	2014	$17.551	$18.428	0
	2015	$18.428	$18.155	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.929	$12.035	0
	2007	$12.035	$11.893	0
	2008	$11.893	$5.577	0
	2009	$5.577	$8.033	0
	2010	$8.033	$8.376	0
	2011	$8.376	$7.890	0
	2012	$7.890	$9.050	0
	2013	$9.050	$11.760	0
	2014	$11.760	$12.198	0
	2015	$12.198	$10.626	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.150	$10.204	0
	2007	$10.204	$10.646	0
	2008	$10.646	$10.537	0
	2009	$10.537	$10.362	0
	2010	$10.362	$10.596	0
	2011	$10.596	$10.620	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.678	0
	2009	$6.678	$11.659	0
	2010	$11.659	$14.212	0
	2011	$14.212	$9.376	0
	2012	$9.376	$10.346	0
	2013	$10.346	$11.528	0
	2014	$11.528	$9.879	0
	2015	$9.879	$8.784	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$11.995	$13.458	0
	2007	$13.458	$14.060	0
	2008	$14.060	$9.884	0
	2009	$9.884	$12.810	0
	2010	$12.810	$14.409	0
	2011	$14.409	$13.630	0
	2012	$13.630	$14.723	0
	2013	$14.723	$18.060	0
	2014	$18.060	$19.094	0
	2015	$19.094	$17.930	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.888	$12.938	0
	2007	$12.938	$11.842	0
	2008	$11.842	$7.398	0
	2009	$7.398	$6.985	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.035	$11.881	0
	2007	$11.881	$12.774	0
	2008	$12.774	$10.454	0
	2009	$10.454	$12.801	0
	2010	$12.801	$13.494	0
	2011	$13.494	$13.336	0
	2012	$13.336	$14.741	0
	2013	$14.741	$17.218	0
	2014	$17.218	$18.171	0
	2015	$18.171	$17.789	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.599	$13.352	0
	2007	$13.352	$15.393	0
	2008	$15.393	$14.431	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.477	$13.275	0
	2007	$13.275	$17.683	0
	2008	$17.683	$9.601	0
	2009	$9.601	$13.669	0
	2010	$13.669	$14.191	0
	2011	$14.191	$12.876	0
	2012	$12.876	$15.549	0
	2013	$15.549	$19.842	0
	2014	$19.842	$20.985	0
	2015	$20.985	$22.902	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.133	$13.104	0
	2007	$13.104	$13.558	0
	2008	$13.558	$8.428	0
	2009	$8.428	$10.071	0
	2010	$10.071	$10.770	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.330	$11.874	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.651	$12.229	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.137	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.316	0
	2014	$14.316	$14.311	0
	2015	$14.311	$13.336	0

MFS® High Income Series - Service Class
	2006	$10.487	$11.247	0
	2007	$11.247	$11.133	0
	2008	$11.133	$7.744	0
	2009	$7.744	$10.964	0
	2010	$10.964	$12.229	0
	2011	$12.229	$12.384	0
	2012	$12.384	$13.816	0
	2013	$13.816	$13.917	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.529	$11.016	0
	2007	$11.016	$11.923	0
	2008	$11.923	$7.326	0
	2009	$7.326	$9.935	0
	2010	$9.935	$10.864	0
	2011	$10.864	$10.632	0
	2012	$10.632	$12.095	0
	2013	$12.095	$15.338	0
	2014	$15.338	$16.616	0
	2015	$16.616	$16.725	0

MFS® Investors Trust Series - Service Class
	2006	$11.161	$12.264	0
	2007	$12.264	$13.155	0
	2008	$13.155	$8.561	0
	2009	$8.561	$10.563	0
	2010	$10.563	$11.420	0
	2011	$11.420	$10.866	0
	2012	$10.866	$12.589	0
	2013	$12.589	$16.170	0
	2014	$16.170	$17.454	0
	2015	$17.454	$17.010	0

MFS® New Discovery Series - Service Class
	2006	$10.076	$11.096	0
	2007	$11.096	$11.060	0
	2008	$11.060	$6.522	0
	2009	$6.522	$10.360	0
	2010	$10.360	$13.731	0
	2011	$13.731	$11.983	0
	2012	$11.983	$14.125	0
	2013	$14.125	$19.448	0
	2014	$19.448	$17.541	0
	2015	$17.541	$16.735	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.673	$11.617	0
	2007	$11.617	$11.770	0
	2008	$11.770	$8.914	0
	2009	$8.914	$10.232	0
	2010	$10.232	$10.937	0
	2011	$10.937	$10.834	0
	2012	$10.834	$11.717	0
	2013	$11.717	$13.565	0
	2014	$13.565	$14.315	0
	2015	$14.315	$13.876	0

MFS® Value Series - Service Class
	2006	$11.478	$13.487	0
	2007	$13.487	$14.146	0
	2008	$14.146	$9.276	0
	2009	$9.276	$11.075	0
	2010	$11.075	$12.009	0
	2011	$12.009	$11.655	0
	2012	$11.655	$13.168	0
	2013	$13.168	$17.409	0
	2014	$17.409	$18.705	0
	2015	$18.705	$18.067	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.631	$11.647	0
	2007	$11.647	$12.040	0
	2008	$12.040	$5.962	0
	2009	$5.962	$7.688	0
	2010	$7.688	$9.532	0
	2011	$9.532	$9.372	0
	2012	$9.372	$10.614	0
	2013	$10.614	$14.035	0
	2014	$14.035	$14.440	0
	2015	$14.440	$14.973	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.534	$14.343	0
	2007	$14.343	$14.833	0
	2008	$14.833	$8.629	0
	2009	$8.629	$11.724	0
	2010	$11.724	$13.227	0
	2011	$13.227	$11.797	0
	2012	$11.797	$13.911	0
	2013	$13.911	$17.224	0
	2014	$17.224	$17.139	0
	2015	$17.139	$17.324	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$11.986	$13.400	0
	2007	$13.400	$12.881	0
	2008	$12.881	$7.786	0
	2009	$7.786	$10.391	0
	2010	$10.391	$12.467	0
	2011	$12.467	$11.866	0
	2012	$11.866	$13.613	0
	2013	$13.613	$18.665	0
	2014	$18.665	$20.320	0
	2015	$20.320	$18.604	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.531	$10.493	0
	2007	$10.493	$10.601	0
	2008	$10.601	$10.090	0
	2009	$10.090	$11.376	0
	2010	$11.376	$12.034	0
	2011	$12.034	$12.528	0
	2012	$12.528	$13.539	0
	2013	$13.539	$13.267	0
	2014	$13.267	$14.379	0
	2015	$14.379	$14.060	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.873	$10.072	0
	2007	$10.072	$10.298	0
	2008	$10.298	$10.267	0
	2009	$10.267	$10.021	0
	2010	$10.021	$9.775	0
	2011	$9.775	$9.537	0
	2012	$9.537	$9.304	0
	2013	$9.304	$9.077	0
	2014	$9.077	$8.851	0
	2015	$8.851	$8.632	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.435	$10.247	0
	2007	$10.247	$11.057	0
	2008	$11.057	$10.021	0
	2009	$10.021	$11.568	0
	2010	$11.568	$12.194	0
	2011	$12.194	$13.278	0
	2012	$13.278	$14.079	0
	2013	$14.079	$12.461	0
	2014	$12.461	$12.525	0
	2015	$12.525	$11.882	0

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.162	$10.291	0
	2007	$10.291	$10.912	0
	2008	$10.912	$11.152	0
	2009	$11.152	$12.403	0
	2010	$12.403	$13.075	0
	2011	$13.075	$13.209	0
	2012	$13.209	$14.113	0
	2013	$14.113	$13.490	0
	2014	$13.490	$13.716	0
	2015	$13.716	$13.433	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.739	$11.602	0
	2007	$11.602	$10.809	0
	2008	$10.809	$7.253	0
	2009	$7.253	$6.972	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.342	$11.231	0
	2007	$11.231	$11.641	0
	2008	$11.641	$10.513	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.691	$11.396	0
	2007	$11.396	$12.498	0
	2008	$12.498	$6.988	0
	2009	$6.988	$9.660	0
	2010	$9.660	$10.926	0
	2011	$10.926	$10.799	0
	2012	$10.799	$12.413	0
	2013	$12.413	$17.047	0
	2014	$17.047	$18.090	0
	2015	$18.090	$19.543	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.110	$12.854	0
	2007	$12.854	$12.910	0
	2008	$12.910	$8.022	0
	2009	$8.022	$9.796	0
	2010	$9.796	$10.960	0
	2011	$10.960	$10.577	0
	2012	$10.577	$12.058	0
	2013	$12.058	$15.213	0
	2014	$15.213	$15.887	0
	2015	$15.887	$14.389	0

UIF Growth Portfolio, Class II
	2006	$11.567	$11.709	0
	2007	$11.709	$13.887	0
	2008	$13.887	$6.858	0
	2009	$6.858	$11.043	0
	2010	$11.043	$13.201	0
	2011	$13.201	$12.481	0
	2012	$12.481	$13.878	0
	2013	$13.878	$19.989	0
	2014	$19.989	$20.676	0
	2015	$20.676	$22.572	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.477	$19.433	0
	2007	$19.433	$15.672	0
	2008	$15.672	$9.465	0
	2009	$9.465	$11.857	0
	2010	$11.857	$14.975	0
	2011	$14.975	$15.428	0
	2012	$15.428	$17.391	0
	2013	$17.391	$17.253	0
	2014	$17.253	$21.773	0
	2015	$21.773	$21.636	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.416	$20.968	0
	2007	$20.968	$28.130	0
	2008	$28.130	$9.659	0
	2009	$9.659	$20.076	0
	2010	$20.076	$24.829	0
	2011	$24.829	$17.978	0
	2012	$17.978	$22.752	0
	2013	$22.752	$24.850	0
	2014	$24.850	$24.128	0
	2015	$24.128	$20.233	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.225	$22.123	0
	2007	$22.123	$31.349	0
	2008	$31.349	$16.466	0
	2009	$16.466	$25.291	0
	2010	$25.291	$31.869	0
	2011	$31.869	$25.961	0
	2012	$25.961	$26.168	0
	2013	$26.168	$28.201	0
	2014	$28.201	$22.243	0
	2015	$22.243	$14.432	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.587	$10.157	0
	2007	$10.157	$10.303	0
	2008	$10.303	$8.730	0
	2009	$8.730	$9.692	0
	2010	$9.692	$9.920	0
	2011	$9.920	$9.453	0
	2012	$9.453	$9.338	0
	2013	$9.338	$9.565	0
	2014	$9.565	$9.226	0
	2015	$9.226	$9.097	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.859	$11.684	0
	2007	$11.684	$11.353	0
	2008	$11.353	$7.650	0
	2009	$7.650	$11.550	0
	2010	$11.550	$12.917	0
	2011	$12.917	$12.755	0
	2012	$12.755	$14.683	0
	2013	$14.683	$15.183	0
	2014	$15.183	$14.580	0
	2015	$14.580	$13.351	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

Mortality & Expense = 2.45

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class S
	2006	$11.243	$13.035	0
	2007	$13.035	$16.917	0
	2008	$16.917	$9.023	0
	2009	$9.023	$13.250	0
	2010	$13.250	$14.672	0
	2011	$14.672	$14.209	0
	2012	$14.209	$16.323	0
	2013	$16.323	$21.441	0
	2014	$21.441	$23.704	0
	2015	$23.704	$24.466	0

Alger Large Cap Growth Portfolio - Class S
	2006	$10.878	$11.121	0
	2007	$11.121	$12.963	0
	2008	$12.963	$6.784	0
	2009	$6.784	$9.734	0
	2010	$9.734	$10.711	0
	2011	$10.711	$10.359	0
	2012	$10.359	$11.040	0
	2013	$11.040	$14.479	0
	2014	$14.479	$15.600	0
	2015	$15.600	$15.408	0

Alger Mid Cap Growth Portfolio - Class S
	2006	$11.220	$12.016	0
	2007	$12.016	$15.369	0
	2008	$15.369	$6.219	0
	2009	$6.219	$9.171	0
	2010	$9.171	$10.624	0
	2011	$10.624	$9.465	0
	2012	$9.465	$10.670	0
	2013	$10.670	$14.079	0
	2014	$14.079	$14.760	0
	2015	$14.760	$14.111	0

ClearBridge Variable Fundamental All Cap Value Portfolio-Class I
	2007	$10.000	$9.430	0
	2008	$9.430	$5.828	0
	2009	$5.828	$7.347	0
	2010	$7.347	$8.348	0
	2011	$8.348	$7.632	0
	2012	$7.632	$8.550	0
	2013	$8.550	$11.013	0
	2014	$11.013	$11.737	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
ClearBridge Variable Large Cap Value Portfolio-Class I
	2007	$10.000	$9.668	0
	2008	$9.668	$6.065	0
	2009	$6.065	$7.358	0
	2010	$7.358	$7.849	0
	2011	$7.849	$8.029	0
	2012	$8.029	$9.115	0
	2013	$9.115	$11.758	0
	2014	$11.758	$12.799	0
	2015	$12.799	$12.115	0

Fidelity VIP Asset Manager Portfolio - Service Class 2
	2006	$10.219	$10.670	0
	2007	$10.670	$11.974	0
	2008	$11.974	$8.295	0
	2009	$8.295	$10.409	0
	2010	$10.409	$11.560	0
	2011	$11.560	$10.949	0
	2012	$10.949	$11.974	0
	2013	$11.974	$13.459	0
	2014	$13.459	$13.842	0
	2015	$13.842	$13.481	0

Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$12.804	$13.905	0
	2007	$13.905	$15.893	0
	2008	$15.893	$8.875	0
	2009	$8.875	$11.717	0
	2010	$11.717	$13.351	0
	2011	$13.351	$12.649	0
	2012	$12.649	$14.315	0
	2013	$14.315	$18.268	0
	2014	$18.268	$19.877	0
	2015	$19.877	$19.451	0

Fidelity VIP Equity-Income Portfolio - Service Class 2
	2006	$11.030	$12.891	0
	2007	$12.891	$12.721	0
	2008	$12.721	$7.089	0
	2009	$7.089	$8.972	0
	2010	$8.972	$10.048	0
	2011	$10.048	$9.856	0
	2012	$9.856	$11.243	0
	2013	$11.243	$14.005	0
	2014	$14.005	$14.805	0
	2015	$14.805	$13.816	0

Fidelity VIP Government Money Market Portfolio - Service Class 2 formerly, Fidelity VIP Money Market Portfolio - Service Class 2
	2006	$9.871	$10.064	0
	2007	$10.064	$10.293	0
	2008	$10.293	$10.308	0
	2009	$10.308	$10.093	0
	2010	$10.093	$9.842	0
	2011	$9.842	$9.593	0
	2012	$9.593	$9.349	0
	2013	$9.349	$9.111	0
	2014	$9.111	$8.880	0
	2015	$8.880	$8.654	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Service Class 2
	2006	$9.974	$10.359	0
	2007	$10.359	$12.784	0
	2008	$12.784	$6.564	0
	2009	$6.564	$8.185	0
	2010	$8.185	$9.880	0
	2011	$9.880	$9.626	0
	2012	$9.626	$10.731	0
	2013	$10.731	$14.222	0
	2014	$14.222	$15.386	0
	2015	$15.386	$16.028	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.750	$12.094	0
	2007	$12.094	$12.395	0
	2008	$12.395	$7.590	0
	2009	$7.590	$9.342	0
	2010	$9.342	$10.445	0
	2011	$10.445	$10.360	0
	2012	$10.360	$11.674	0
	2013	$11.674	$15.006	0
	2014	$15.006	$16.567	0
	2015	$16.567	$16.319	0

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
	2006	$10.032	$10.181	0
	2007	$10.181	$10.325	0
	2008	$10.325	$9.714	0
	2009	$9.714	$10.930	0
	2010	$10.930	$11.456	0
	2011	$11.456	$11.950	0
	2012	$11.950	$12.297	0
	2013	$12.297	$11.736	0
	2014	$11.736	$12.079	0
	2015	$12.079	$11.671	0

Fidelity VIP Overseas Portfolio - Service Class 2
	2006	$12.514	$14.364	0
	2007	$14.364	$16.382	0
	2008	$16.382	$8.946	0
	2009	$8.946	$11.003	0
	2010	$11.003	$12.099	0
	2011	$12.099	$9.746	0
	2012	$9.746	$11.432	0
	2013	$11.432	$14.502	0
	2014	$14.502	$12.960	0
	2015	$12.960	$13.045	0

Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2015	$10.000	$8.667	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Guggenheim VIF Long Short Equity Fund
	2006	$11.616	$12.609	0
	2007	$12.609	$15.081	0
	2008	$15.081	$8.709	0
	2009	$8.709	$10.803	0
	2010	$10.803	$11.708	0
	2011	$11.708	$10.661	0
	2012	$10.661	$10.849	0
	2013	$10.849	$12.418	0
	2014	$12.418	$12.440	0
	2015	$12.440	$12.276	0

Invesco V.I. American Franchise Fund - Series II
	2012	$10.000	$8.774	0
	2013	$8.774	$11.953	0
	2014	$11.953	$12.600	0
	2015	$12.600	$12.862	0

Invesco V.I. Capital Appreciation - Series II
	2006	$10.782	$11.144	0
	2007	$11.144	$12.132	0
	2008	$12.132	$6.783	0
	2009	$6.783	$7.979	0
	2010	$7.979	$8.958	0
	2011	$8.958	$8.022	0
	2012	$8.022	$9.175	0

Invesco V.I. Core Equity Fund - Series II
	2006	$10.000	$10.712	0
	2007	$10.712	$11.259	0
	2008	$11.259	$7.645	0
	2009	$7.645	$9.535	0
	2010	$9.535	$10.151	0
	2011	$10.151	$9.864	0
	2012	$9.864	$10.920	0
	2013	$10.920	$13.721	0
	2014	$13.721	$14.420	0
	2015	$14.420	$13.209	0

Invesco V.I. Government Securities Fund - Series II
	2011	$10.000	$11.088	0
	2012	$11.088	$11.044	0
	2013	$11.044	$10.456	0
	2014	$10.456	$10.584	0
	2015	$10.584	$10.321	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$11.720	$13.246	0
	2007	$13.246	$13.232	0
	2008	$13.232	$8.741	0
	2009	$8.741	$10.572	0
	2010	$10.572	$11.559	0
	2011	$11.559	$11.010	0
	2012	$11.010	$12.268	0
	2013	$12.268	$15.992	0
	2014	$15.992	$17.137	0
	2015	$17.137	$16.147	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2006	$11.360	$12.287	0
	2007	$12.287	$13.084	0
	2008	$13.084	$9.093	0
	2009	$9.093	$11.507	0
	2010	$11.507	$12.759	0
	2011	$12.759	$11.625	0
	2012	$11.625	$12.531	0
	2013	$12.531	$15.688	0
	2014	$15.688	$15.925	0
	2015	$15.925	$14.854	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.899	$12.168	0
	2007	$12.168	$13.942	0
	2008	$13.942	$7.223	0
	2009	$7.223	$11.007	0
	2010	$11.007	$13.652	0
	2011	$13.652	$12.059	0
	2012	$12.059	$13.117	0
	2013	$13.117	$17.462	0
	2014	$17.462	$18.325	0
	2015	$18.325	$18.044	0

Invesco V.I. Value Opportunities Fund - Series II
	2006	$10.918	$12.017	0
	2007	$12.017	$11.869	0
	2008	$11.869	$5.563	0
	2009	$5.563	$8.008	0
	2010	$8.008	$8.346	0
	2011	$8.346	$7.858	0
	2012	$7.858	$9.009	0
	2013	$9.009	$11.700	0
	2014	$11.700	$12.130	0
	2015	$12.130	$10.561	0

Invesco Van Kampen V.I. Government Fund - Series II
	2006	$10.140	$10.189	0
	2007	$10.189	$10.625	0
	2008	$10.625	$10.510	0
	2009	$10.510	$10.331	0
	2010	$10.331	$10.559	0
	2011	$10.559	$10.581	0

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$6.661	0
	2009	$6.661	$11.624	0
	2010	$11.624	$14.161	0
	2011	$14.161	$9.338	0
	2012	$9.338	$10.298	0
	2013	$10.298	$11.469	0
	2014	$11.469	$9.824	0
	2015	$9.824	$8.730	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
	2006	$11.983	$13.438	0
	2007	$13.438	$14.032	0
	2008	$14.032	$9.859	0
	2009	$9.859	$12.771	0
	2010	$12.771	$14.358	0
	2011	$14.358	$13.575	0
	2012	$13.575	$14.656	0
	2013	$14.656	$17.968	0
	2014	$17.968	$18.988	0
	2015	$18.988	$17.821	0

Janus Aspen Perkins Small Company Value Portfolio - Service Shares
	2006	$10.884	$12.927	0
	2007	$12.927	$11.826	0
	2008	$11.826	$7.384	0
	2009	$7.384	$6.970	0

Janus Aspen Series Balanced Portfolio - Service Shares
	2006	$11.025	$11.863	0
	2007	$11.863	$12.748	0
	2008	$12.748	$10.428	0
	2009	$10.428	$12.762	0
	2010	$12.762	$13.446	0
	2011	$13.446	$13.282	0
	2012	$13.282	$14.673	0
	2013	$14.673	$17.131	0
	2014	$17.131	$18.069	0
	2015	$18.069	$17.681	0

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$11.587	$13.332	0
	2007	$13.332	$15.362	0
	2008	$15.362	$14.400	0

Janus Aspen Series Forty Portfolio - Service Shares
	2006	$12.465	$13.256	0
	2007	$13.256	$17.648	0
	2008	$17.648	$9.577	0
	2009	$9.577	$13.627	0
	2010	$13.627	$14.140	0
	2011	$14.140	$12.824	0
	2012	$12.824	$15.478	0
	2013	$15.478	$19.742	0
	2014	$19.742	$20.868	0
	2015	$20.868	$22.763	0

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
	2006	$12.121	$13.085	0
	2007	$13.085	$13.531	0
	2008	$13.531	$8.407	0
	2009	$8.407	$10.040	0
	2010	$10.040	$10.735	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Legg Mason Partners Variable All Cap Portfolio - Class II
	2006	$10.320	$11.856	0

Legg Mason Partners Variable Investors Portfolio - Class II
	2006	$10.640	$12.210	0

MFS Investors Growth Stock Portfolio - Service Class
	2015	$10.000	$16.039	0

MFS VIT II High Yield - Service Class
	2013	$10.000	$14.243	0
	2014	$14.243	$14.231	0
	2015	$14.231	$13.255	0

MFS® High Income Series - Service Class
	2006	$10.476	$11.230	0
	2007	$11.230	$11.111	0
	2008	$11.111	$7.724	0
	2009	$7.724	$10.931	0
	2010	$10.931	$12.186	0
	2011	$12.186	$12.334	0
	2012	$12.334	$13.753	0
	2013	$13.753	$13.849	0

MFS® Investors Growth Stock Series - Service Class
	2006	$10.519	$11.000	0
	2007	$11.000	$11.900	0
	2008	$11.900	$7.307	0
	2009	$7.307	$9.905	0
	2010	$9.905	$10.826	0
	2011	$10.826	$10.589	0
	2012	$10.589	$12.040	0
	2013	$12.040	$15.260	0
	2014	$15.260	$16.523	0
	2015	$16.523	$16.629	0

MFS® Investors Trust Series - Service Class
	2006	$11.150	$12.246	0
	2007	$12.246	$13.129	0
	2008	$13.129	$8.539	0
	2009	$8.539	$10.531	0
	2010	$10.531	$11.380	0
	2011	$11.380	$10.822	0
	2012	$10.822	$12.531	0
	2013	$12.531	$16.088	0
	2014	$16.088	$17.357	0
	2015	$17.357	$16.906	0

MFS® New Discovery Series - Service Class
	2006	$10.067	$11.079	0
	2007	$11.079	$11.038	0
	2008	$11.038	$6.505	0
	2009	$6.505	$10.328	0
	2010	$10.328	$13.683	0
	2011	$13.683	$11.935	0
	2012	$11.935	$14.060	0
	2013	$14.060	$19.350	0
	2014	$19.350	$17.443	0
	2015	$17.443	$16.633	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Total Return Series - Service Class
	2006	$10.663	$11.599	0
	2007	$11.599	$11.747	0
	2008	$11.747	$8.892	0
	2009	$8.892	$10.201	0
	2010	$10.201	$10.899	0
	2011	$10.899	$10.790	0
	2012	$10.790	$11.664	0
	2013	$11.664	$13.496	0
	2014	$13.496	$14.235	0
	2015	$14.235	$13.792	0

MFS® Value Series - Service Class
	2006	$11.467	$13.467	0
	2007	$13.467	$14.118	0
	2008	$14.118	$9.253	0
	2009	$9.253	$11.041	0
	2010	$11.041	$11.967	0
	2011	$11.967	$11.608	0
	2012	$11.608	$13.108	0
	2013	$13.108	$17.320	0
	2014	$17.320	$18.601	0
	2015	$18.601	$17.957	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$11.627	$11.637	0
	2007	$11.637	$12.023	0
	2008	$12.023	$5.950	0
	2009	$5.950	$7.669	0
	2010	$7.669	$9.504	0
	2011	$9.504	$9.340	0
	2012	$9.340	$10.572	0
	2013	$10.572	$13.973	0
	2014	$13.973	$14.369	0
	2015	$14.369	$14.891	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$12.521	$14.322	0
	2007	$14.322	$14.803	0
	2008	$14.803	$8.607	0
	2009	$8.607	$11.689	0
	2010	$11.689	$13.180	0
	2011	$13.180	$11.749	0
	2012	$11.749	$13.847	0
	2013	$13.847	$17.137	0
	2014	$17.137	$17.043	0
	2015	$17.043	$17.218	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$11.974	$13.380	0
	2007	$13.380	$12.855	0
	2008	$12.855	$7.766	0
	2009	$7.766	$10.359	0
	2010	$10.359	$12.423	0
	2011	$12.423	$11.818	0
	2012	$11.818	$13.551	0
	2013	$13.551	$18.571	0
	2014	$18.571	$20.206	0
	2015	$20.206	$18.491	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$10.521	$10.478	0
	2007	$10.478	$10.580	0
	2008	$10.580	$10.065	0
	2009	$10.065	$11.341	0
	2010	$11.341	$11.992	0
	2011	$11.992	$12.477	0
	2012	$12.477	$13.477	0
	2013	$13.477	$13.200	0
	2014	$13.200	$14.298	0
	2015	$14.298	$13.974	0

PIMCO Money Market Portfolio - Administrative Shares
	2006	$9.864	$10.057	0
	2007	$10.057	$10.277	0
	2008	$10.277	$10.241	0
	2009	$10.241	$9.991	0
	2010	$9.991	$9.741	0
	2011	$9.741	$9.499	0
	2012	$9.499	$9.262	0
	2013	$9.262	$9.031	0
	2014	$9.031	$8.801	0
	2015	$8.801	$8.579	0

PIMCO Real Return Portfolio - Administrative Shares
	2006	$10.425	$10.232	0
	2007	$10.232	$11.035	0
	2008	$11.035	$9.996	0
	2009	$9.996	$11.533	0
	2010	$11.533	$12.151	0
	2011	$12.151	$13.224	0
	2012	$13.224	$14.015	0
	2013	$14.015	$12.398	0
	2014	$12.398	$12.456	0
	2015	$12.456	$11.809	0

PIMCO Total Return Portfolio - Administrative Shares
	2006	$10.152	$10.276	0
	2007	$10.276	$10.890	0
	2008	$10.890	$11.124	0
	2009	$11.124	$12.366	0
	2010	$12.366	$13.028	0
	2011	$13.028	$13.156	0
	2012	$13.156	$14.049	0
	2013	$14.049	$13.422	0
	2014	$13.422	$13.639	0
	2015	$13.639	$13.351	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.730	$11.587	0
	2007	$11.587	$10.789	0
	2008	$10.789	$7.235	0
	2009	$7.235	$6.954	0

Premier VIT OpCap Renaissance Portfolio
	2006	$10.332	$11.214	0
	2007	$11.214	$11.618	0
	2008	$11.618	$10.492	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Blue Chip Growth Portfolio - II
	2006	$10.680	$11.379	0
	2007	$11.379	$12.473	0
	2008	$12.473	$6.970	0
	2009	$6.970	$9.631	0
	2010	$9.631	$10.887	0
	2011	$10.887	$10.755	0
	2012	$10.755	$12.356	0
	2013	$12.356	$16.961	0
	2014	$16.961	$17.989	0
	2015	$17.989	$19.424	0

T. Rowe Price Equity Income Portfolio - II
	2006	$11.099	$12.834	0
	2007	$12.834	$12.884	0
	2008	$12.884	$8.002	0
	2009	$8.002	$9.767	0
	2010	$9.767	$10.921	0
	2011	$10.921	$10.535	0
	2012	$10.535	$12.003	0
	2013	$12.003	$15.136	0
	2014	$15.136	$15.798	0
	2015	$15.798	$14.301	0

UIF Growth Portfolio, Class II
	2006	$11.556	$11.691	0
	2007	$11.691	$13.860	0
	2008	$13.860	$6.841	0
	2009	$6.841	$11.009	0
	2010	$11.009	$13.155	0
	2011	$13.155	$12.430	0
	2012	$12.430	$13.815	0
	2013	$13.815	$19.887	0
	2014	$19.887	$20.560	0
	2015	$20.560	$22.434	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$14.462	$19.404	0
	2007	$19.404	$15.641	0
	2008	$15.641	$9.441	0
	2009	$9.441	$11.821	0
	2010	$11.821	$14.922	0
	2011	$14.922	$15.365	0
	2012	$15.365	$17.312	0
	2013	$17.312	$17.166	0
	2014	$17.166	$21.651	0
	2015	$21.651	$21.505	0

Van Eck VIP Emerging Markets Fund - Initial Class
	2006	$15.401	$20.937	0
	2007	$20.937	$28.074	0
	2008	$28.074	$9.634	0
	2009	$9.634	$20.016	0
	2010	$20.016	$24.741	0
	2011	$24.741	$17.905	0
	2012	$17.905	$22.649	0
	2013	$22.649	$24.724	0
	2014	$24.724	$23.993	0
	2015	$23.993	$20.110	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Eck VIP Global Hard Assets Fund - Initial Class
	2006	$18.207	$22.090	0
	2007	$22.090	$31.287	0
	2008	$31.287	$16.425	0
	2009	$16.425	$25.215	0
	2010	$25.215	$31.756	0
	2011	$31.756	$25.856	0
	2012	$25.856	$26.048	0
	2013	$26.048	$28.058	0
	2014	$28.058	$22.118	0
	2015	$22.118	$14.344	0

Van Eck VIP Multi-Manager Alternative - Initial Class
	2006	$9.578	$10.142	0
	2007	$10.142	$10.283	0
	2008	$10.283	$8.708	0
	2009	$8.708	$9.663	0
	2010	$9.663	$9.885	0
	2011	$9.885	$9.414	0
	2012	$9.414	$9.296	0
	2013	$9.296	$9.516	0
	2014	$9.516	$9.175	0
	2015	$9.175	$9.044	0

Western Asset Variable Global High Yield Bond Portfolio - Class II
	2006	$10.849	$11.667	0
	2007	$11.667	$11.330	0
	2008	$11.330	$7.631	0
	2009	$7.631	$11.515	0
	2010	$11.515	$12.871	0
	2011	$12.871	$12.703	0
	2012	$12.703	$14.616	0
	2013	$14.616	$15.106	0
	2014	$15.106	$14.499	0
	2015	$14.499	$13.270	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.10%.

Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2015 and for
the years ended December 31, 2015 and 2014 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Contractholders of Lincoln Benefit Life Variable Annuity Account
and Board of Directors of Lincoln Benefit Life Company:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Lincoln Benefit Life Variable Annuity Account (the “Account”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the unaffiliated mutual fund managers, provides a reasonable basis for our opinion. The financial statements of the sub-accounts of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2013 and prior were audited by another independent registered public accounting firm whose report dated March 28, 2014 expressed an unqualified opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 15, 2016

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class S)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Capital Appreciation (Class 1-2)	Alger Growth & Income (Class 1-2)	Alger Large Cap Growth (Class 1-2)	Alger Mid Cap Growth (Class 1-2)	Alger Small Cap Growth (Class 1-2)	Alger Capital Appreciation (Class S)
ASSETS
Investments, at fair value	$10,425,016	$4,565,308	$4,538,791	$8,452,756	$4,458,417	$2,636,517
Total assets	$10,425,016	$4,565,308	$4,538,791	$8,452,756	$4,458,417	$2,636,517

NET ASSETS
Accumulation units	$10,378,447	$4,543,869	$4,501,798	$8,373,998	$4,377,563	$2,636,517
Contracts in payout (annuitization) period	46,569	21,439	36,993	78,758	80,854	—
Total net assets	$10,425,016	$4,565,308	$4,538,791	$8,452,756	$4,458,417	$2,636,517

FUND SHARE INFORMATION
Number of shares	154,628	280,942	85,220	433,252	217,803	40,637
Cost of investments	$8,687,750	$3,278,726	$4,130,207	$7,313,900	$5,536,587	$2,404,148
ACCUMULATION UNIT VALUE (I)
Lowest	$15.76	$11.57	$11.16	$14.65	$10.80	$24.02
Highest	$41.29	$22.72	$21.98	$28.08	$18.73	$28.30

(I) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account.
Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.
3

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)	Deutsche Variable Insurance Trust Funds	Deutsche Variable Insurance Trust Funds	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Large Cap Growth (Class S)	Alger Mid Cap Growth (Class S)	Deutsche Equity 500 Index VIP B	Deutsche Small Cap Index VIP B	Deutsche Bond VIP A	Deutsche Core Equity VIP A
ASSETS
Investments, at fair value	$5,588,425	$4,083,283	$883,872	$357,878	$2,720,653	$1,887,408
Total assets	$5,588,425	$4,083,283	$883,872	$357,878	$2,720,653	$1,887,408

NET ASSETS
Accumulation units	$5,584,896	$4,083,283	$883,872	$357,878	$2,680,324	$1,875,078
Contracts in payout (annuitization) period	3,529	—	—	—	40,329	12,330
Total net assets	$5,588,425	$4,083,283	$883,872	$357,878	$2,720,653	$1,887,408

FUND SHARE INFORMATION
Number of shares	106,568	218,943	45,560	23,591	495,565	142,017
Cost of investments	$5,274,245	$3,357,285	$608,215	$312,680	$3,099,925	$1,561,456
ACCUMULATION UNIT VALUE
Lowest	$15.13	$13.85	$20.61	$23.66	$13.13	$15.06
Highest	$22.64	$16.33	$22.85	$26.23	$17.33	$18.18

See notes to financial statements.
4

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Federated Insurance Series	Federated Insurance Series	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II
ASSETS
Investments, at fair value	$792,946	$3,926,683	$2,825,791	$7,324,309	$7,106,931	$2,135,486
Total assets	$792,946	$3,926,683	$2,825,791	$7,324,309	$7,106,931	$2,135,486

NET ASSETS
Accumulation units	$773,781	$3,885,754	$2,779,345	$7,154,798	$7,058,312	$2,115,184
Contracts in payout (annuitization) period	19,165	40,929	46,446	169,511	48,619	20,302
Total net assets	$792,946	$3,926,683	$2,825,791	$7,324,309	$7,106,931	$2,135,486

FUND SHARE INFORMATION
Number of shares	110,902	298,154	123,236	673,190	1,117,442	229,869
Cost of investments	$1,026,825	$4,136,708	$2,706,767	$7,597,720	$7,654,324	$2,214,870
ACCUMULATION UNIT VALUE
Lowest	$6.63	$15.70	$13.52	$14.65	$18.91	$12.37
Highest	$10.13	$30.86	$14.34	$19.84	$29.01	$23.23

See notes to financial statements.
5

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Asset Manager	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP Index 500
ASSETS
Investments, at fair value	$3,954,435	$31,018,410	$14,338,919	$10,998,830	$15,430,898	$22,200,541
Total assets	$3,954,435	$31,018,410	$14,338,919	$10,998,830	$15,430,898	$22,200,541

NET ASSETS
Accumulation units	$3,887,493	$30,739,131	$14,116,394	$10,918,917	$15,360,859	$22,045,319
Contracts in payout (annuitization) period	66,942	279,279	222,525	79,913	70,039	155,222
Total net assets	$3,954,435	$31,018,410	$14,338,919	$10,998,830	$15,430,898	$22,200,541

FUND SHARE INFORMATION
Number of shares	250,916	914,458	700,827	10,998,830	234,690	107,545
Cost of investments	$3,783,548	$24,379,805	$15,373,740	$10,998,830	$9,198,773	$15,340,730
ACCUMULATION UNIT VALUE
Lowest	$14.53	$19.92	$17.02	$10.04	$11.43	$14.15
Highest	$26.72	$44.51	$39.39	$13.65	$42.32	$21.22

See notes to financial statements.
6

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas	VIP Asset Manager (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$6,905,766	$1,693,163	$12,509,741	$10,146,605	$12,995,611	$5,806,241
Total assets	$6,905,766	$1,693,163	$12,509,741	$10,146,605	$12,995,611	$5,806,241

NET ASSETS
Accumulation units	$6,789,355	$1,693,163	$12,509,741	$10,135,166	$12,995,611	$5,796,597
Contracts in payout (annuitization) period	116,411	—	—	11,439	—	9,644
Total net assets	$6,905,766	$1,693,163	$12,509,741	$10,146,605	$12,995,611	$5,806,241

FUND SHARE INFORMATION
Number of shares	361,937	109,590	376,120	506,318	12,995,611	89,313
Cost of investments	$6,505,738	$1,581,372	$10,443,042	$10,860,219	$12,995,611	$3,351,737
ACCUMULATION UNIT VALUE
Lowest	$10.88	$13.24	$19.10	$13.56	$8.50	$15.74
Highest	$21.97	$15.60	$22.50	$16.34	$10.01	$23.97

See notes to financial statements.
7

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Overseas (Service Class 2)	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic International Equity
ASSETS
Investments, at fair value	$15,595,089	$11,975,625	$10,263,700	$1,951,797	$691,877	$592,950
Total assets	$15,595,089	$11,975,625	$10,263,700	$1,951,797	$691,877	$592,950

NET ASSETS
Accumulation units	$15,583,852	$11,933,820	$10,263,700	$1,951,797	$660,833	$589,136
Contracts in payout (annuitization) period	11,237	41,805	—	—	31,044	3,814
Total net assets	$15,595,089	$11,975,625	$10,263,700	$1,951,797	$691,877	$592,950

FUND SHARE INFORMATION
Number of shares	76,353	990,540	542,766	134,700	59,645	64,521
Cost of investments	$10,473,160	$12,396,552	$9,590,929	$2,293,195	$706,114	$617,421
ACCUMULATION UNIT VALUE
Lowest	$16.02	$11.46	$12.81	$8.66	$25.47	$11.07
Highest	$18.88	$15.50	$16.73	$8.74	$26.31	$11.44

See notes to financial statements.
8

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. High Yield	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$281,141	$10,709,347	$985,737	$3,696,339	$614,053	$2,387,727
Total assets	$281,141	$10,709,347	$985,737	$3,696,339	$614,053	$2,387,727

NET ASSETS
Accumulation units	$281,141	$10,669,664	$978,360	$3,693,686	$614,053	$2,387,727
Contracts in payout (annuitization) period	—	39,683	7,377	2,653	—	—
Total net assets	$281,141	$10,709,347	$985,737	$3,696,339	$614,053	$2,387,727

FUND SHARE INFORMATION
Number of shares	4,906	682,559	194,810	472,678	10,995	71,489
Cost of investments	$186,725	$10,338,264	$1,044,760	$3,856,417	$420,237	$1,914,345
ACCUMULATION UNIT VALUE
Lowest	$12.63	$20.53	$15.37	$11.50	$12.63	$13.01
Highest	$13.60	$27.93	$17.61	$12.81	$14.88	$14.87

See notes to financial statements.
9

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	J.P. Morgan Series Trust II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Value Opportunities II	JPMorgan IT Small Cap Core Portfolio
ASSETS
Investments, at fair value	$2,708,186	$15,476,576	$4,112,770	$3,612,524	$1,936,741	$937,995
Total assets	$2,708,186	$15,476,576	$4,112,770	$3,612,524	$1,936,741	$937,995

NET ASSETS
Accumulation units	$2,691,036	$15,453,820	$4,112,770	$3,603,210	$1,936,741	$931,126
Contracts in payout (annuitization) period	17,150	22,756	—	9,314	—	6,869
Total net assets	$2,708,186	$15,476,576	$4,112,770	$3,612,524	$1,936,741	$937,995

FUND SHARE INFORMATION
Number of shares	237,144	790,832	345,321	677,772	248,619	45,622
Cost of investments	$2,805,616	$15,195,912	$4,276,303	$2,887,815	$1,951,690	$736,243
ACCUMULATION UNIT VALUE
Lowest	$10.13	$15.85	$14.58	$17.72	$10.37	$23.98
Highest	$11.94	$19.79	$17.19	$21.21	$12.22	$24.77

See notes to financial statements.
10

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced	Enterprise	Flexible Bond	Forty Portfolio	Global Research	Janus Portfolio
ASSETS
Investments, at fair value	$21,688,228	$13,860,276	$7,690,824	$2,316,912	$9,912,539	$11,059,035
Total assets	$21,688,228	$13,860,276	$7,690,824	$2,316,912	$9,912,539	$11,059,035

NET ASSETS
Accumulation units	$21,521,381	$13,723,904	$7,647,432	$2,316,912	$9,754,467	$10,899,358
Contracts in payout (annuitization) period	166,847	136,372	43,392	—	158,072	159,677
Total net assets	$21,688,228	$13,860,276	$7,690,824	$2,316,912	$9,912,539	$11,059,035

FUND SHARE INFORMATION
Number of shares	721,018	241,763	659,025	63,704	246,335	358,594
Cost of investments	$18,720,954	$9,634,724	$7,961,771	$2,118,999	$7,510,176	$9,473,499
ACCUMULATION UNIT VALUE
Lowest	$18.62	$10.34	$18.73	$24.41	$7.93	$10.61
Highest	$53.74	$56.34	$30.15	$26.84	$32.85	$38.71

See notes to financial statements.
11

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced (Service Shares)	Forty Portfolio (Service Shares)	Global Research (Service Shares)	Overseas (Service Shares)	Perkins Mid Cap Value Portfolio (Service Shares)	Emerging Markets Equity
ASSETS
Investments, at fair value	$4,524,372	$2,511,894	$569,257	$2,510,120	$5,283,545	$1,459,236
Total assets	$4,524,372	$2,511,894	$569,257	$2,510,120	$5,283,545	$1,459,236

NET ASSETS
Accumulation units	$4,524,372	$2,511,894	$569,257	$2,510,004	$5,283,545	$1,420,862
Contracts in payout (annuitization) period	—	—	—	116	—	38,374
Total net assets	$4,524,372	$2,511,894	$569,257	$2,510,120	$5,283,545	$1,459,236

FUND SHARE INFORMATION
Number of shares	143,131	71,605	14,401	90,162	333,557	92,945
Cost of investments	$4,006,336	$2,452,905	$396,693	$3,844,053	$5,157,246	$1,729,582
ACCUMULATION UNIT VALUE
Lowest	$17.36	$22.35	$11.20	$8.57	$17.50	$27.08
Highest	$20.45	$26.33	$13.84	$12.51	$20.62	$31.68

See notes to financial statements.
12

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Income Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	International Equity	ClearBridge Variable Large Cap Value Portfolio I	Western Asset Variable Global High Yield Bond Portfolio II	MFS Growth	MFS Investors Trust	MFS New Discovery
ASSETS
Investments, at fair value	$360,860	$6,450,391	$6,504,181	$2,884,833	$1,397,907	$4,789,057
Total assets	$360,860	$6,450,391	$6,504,181	$2,884,833	$1,397,907	$4,789,057

NET ASSETS
Accumulation units	$360,860	$6,369,151	$6,504,181	$2,850,085	$1,395,228	$4,686,142
Contracts in payout (annuitization) period	—	81,240	—	34,748	2,679	102,915
Total net assets	$360,860	$6,450,391	$6,504,181	$2,884,833	$1,397,907	$4,789,057

FUND SHARE INFORMATION
Number of shares	29,386	361,366	970,773	71,816	52,592	309,171
Cost of investments	$332,200	$6,302,898	$7,995,322	$2,020,911	$1,137,108	$4,826,538
ACCUMULATION UNIT VALUE
Lowest	$12.77	$11.95	$13.03	$10.74	$14.67	$14.62
Highest	$13.19	$19.26	$15.35	$23.28	$18.83	$33.32

See notes to financial statements.
13

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Research	MFS Total Return	MFS High Yield (Service Class)	MFS Investors Growth Stock Portfolio (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)
ASSETS
Investments, at fair value	$1,677,514	$8,294,822	$2,610,228	$4,280,439	$902,839	$2,867,781
Total assets	$1,677,514	$8,294,822	$2,610,228	$4,280,439	$902,839	$2,867,781

NET ASSETS
Accumulation units	$1,662,615	$8,272,093	$2,598,785	$4,280,439	$902,839	$2,832,147
Contracts in payout (annuitization) period	14,899	22,729	11,443	—	—	35,634
Total net assets	$1,677,514	$8,294,822	$2,610,228	$4,280,439	$902,839	$2,867,781

FUND SHARE INFORMATION
Number of shares	62,875	367,028	486,076	263,899	34,328	198,462
Cost of investments	$1,402,224	$7,259,952	$2,952,317	$4,623,208	$724,751	$3,012,999
ACCUMULATION UNIT VALUE
Lowest	$13.00	$18.58	$13.01	$15.75	$16.60	$16.33
Highest	$20.30	$22.29	$15.33	$18.56	$19.56	$19.84

See notes to financial statements.
14

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Total Return (Service Class)	MFS Utilities (Service Class)	MFS Value (Service Class)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Main Street Small Cap (SS)
ASSETS
Investments, at fair value	$4,071,963	$1,663,404	$1,693,919	$1,308,653	$4,461,253	$16,058,531
Total assets	$4,071,963	$1,663,404	$1,693,919	$1,308,653	$4,461,253	$16,058,531

NET ASSETS
Accumulation units	$4,060,640	$1,662,932	$1,693,919	$1,308,653	$4,461,253	$16,018,264
Contracts in payout (annuitization) period	11,323	472	—	—	—	40,267
Total net assets	$4,071,963	$1,663,404	$1,693,919	$1,308,653	$4,461,253	$16,058,531

FUND SHARE INFORMATION
Number of shares	182,927	66,139	93,483	17,713	118,682	762,876
Cost of investments	$3,658,551	$1,732,604	$1,300,713	$944,213	$3,681,497	$14,231,838
ACCUMULATION UNIT VALUE
Lowest	$13.54	$22.69	$17.63	$14.65	$16.91	$18.15
Highest	$15.96	$31.17	$20.77	$16.97	$19.92	$27.01

See notes to financial statements.
15

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Panorama Series Fund, Inc. (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer International Growth (SS)	Foreign Bond (US Dollar-Hedged)	Money Market	PIMCO VIT Real Return	PIMCO VIT Total Return	VT High Yield
ASSETS
Investments, at fair value	$1,297,087	$8,665,940	$12,014,531	$8,833,574	$32,565,554	$1,596,091
Total assets	$1,297,087	$8,665,940	$12,014,531	$8,833,574	$32,565,554	$1,596,091

NET ASSETS
Accumulation units	$1,294,244	$8,655,467	$11,958,798	$8,833,574	$32,423,108	$1,586,338
Contracts in payout (annuitization) period	2,843	10,473	55,733	—	142,446	9,753
Total net assets	$1,297,087	$8,665,940	$12,014,531	$8,833,574	$32,565,554	$1,596,091

FUND SHARE INFORMATION
Number of shares	566,414	822,195	12,014,531	740,450	3,078,030	267,800
Cost of investments	$1,024,285	$8,501,232	$12,014,531	$9,601,265	$33,247,740	$1,815,574
ACCUMULATION UNIT VALUE
Lowest	$17.76	$13.72	$8.42	$11.59	$13.11	$18.33
Highest	$20.62	$20.25	$10.57	$14.52	$20.27	$20.60

See notes to financial statements.
16

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Rydex Variable Trust	Rydex Variable Trust	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	Guggenheim VIF Long Short Equity	Rydex VIF NASDAQ-100	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth	T. Rowe Price New America Growth
ASSETS
Investments, at fair value	$1,498,999	$986,041	$894,228	$8,727,567	$9,630,595	$2,977,993
Total assets	$1,498,999	$986,041	$894,228	$8,727,567	$9,630,595	$2,977,993

NET ASSETS
Accumulation units	$1,490,470	$986,041	$894,228	$8,707,758	$9,551,118	$2,963,345
Contracts in payout (annuitization) period	8,529	—	—	19,809	79,477	14,648
Total net assets	$1,498,999	$986,041	$894,228	$8,727,567	$9,630,595	$2,977,993

FUND SHARE INFORMATION
Number of shares	156,799	64,574	26,178	325,534	374,731	121,999
Cost of investments	$1,931,561	$816,483	$541,925	$7,118,492	$8,205,680	$2,743,458
ACCUMULATION UNIT VALUE
Lowest	$12.88	$12.05	$12.01	$19.88	$29.38	$16.85
Highest	$14.98	$18.25	$21.21	$23.11	$47.30	$22.46

See notes to financial statements.
17

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	T. Rowe Price Equity Series, Inc. II	T. Rowe Price Equity Series, Inc. II	T. Rowe Price International Series, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	T. Rowe Price Blue Chip Growth II	T. Rowe Price Equity Income II	T. Rowe Price International Stock	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF Growth (Class II)
ASSETS
Investments, at fair value	$10,077,916	$12,654,328	$2,750,586	$7,843,729	$1,365,643	$1,830,396
Total assets	$10,077,916	$12,654,328	$2,750,586	$7,843,729	$1,365,643	$1,830,396

NET ASSETS
Accumulation units	$10,077,916	$12,654,328	$2,747,657	$7,813,764	$1,347,355	$1,830,396
Contracts in payout (annuitization) period	—	—	2,929	29,965	18,288	—
Total net assets	$10,077,916	$12,654,328	$2,750,586	$7,843,729	$1,365,643	$1,830,396

FUND SHARE INFORMATION
Number of shares	450,510	473,413	187,497	262,069	136,156	63,117
Cost of investments	$4,942,254	$10,304,667	$2,601,078	$4,705,387	$1,427,749	$1,536,222
ACCUMULATION UNIT VALUE
Lowest	$19.07	$14.04	$9.92	$25.18	$19.35	$22.03
Highest	$22.47	$16.55	$14.51	$27.69	$19.98	$25.95

See notes to financial statements.
18

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust	Wells Fargo Variable Trust	Wells Fargo Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF U.S. Real Estate (Class II)	Van Eck VIP Emerging Markets	Van Eck VIP Global Hard Assets	Wells Fargo VT Discovery	Wells Fargo VT Opportunity
ASSETS
Investments, at fair value	$8,471,762	$1,697,816	$1,588,154	$3,237,350	$4,022,631
Total assets	$8,471,762	$1,697,816	$1,588,154	$3,237,350	$4,022,631

NET ASSETS
Accumulation units	$8,471,762	$1,697,816	$1,588,154	$3,232,071	$4,010,897
Contracts in payout (annuitization) period	—	—	—	5,279	11,734
Total net assets	$8,471,762	$1,697,816	$1,588,154	$3,237,350	$4,022,631

FUND SHARE INFORMATION
Number of shares	420,226	161,697	94,085	124,561	160,584
Cost of investments	$6,530,212	$2,230,071	$2,762,345	$2,983,191	$3,360,521
ACCUMULATION UNIT VALUE
Lowest	$21.11	$19.74	$14.08	$23.83	$18.37
Highest	$33.21	$23.27	$16.60	$25.28	$19.49

See notes to financial statements.
19

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class S)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Capital Appreciation (Class 1-2)	Alger Growth & Income (Class 1-2)	Alger Large Cap Growth (Class 1-2)	Alger Mid Cap Growth (Class 1-2)	Alger Small Cap Growth (Class 1-2)	Alger Capital Appreciation (Class S)
NET INVESTMENT INCOME (LOSS)
Dividends	$8,724	$81,210	$—	$—	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(163,363)	(67,111)	(71,843)	(137,098)	(69,719)	(42,092)
Administrative expense	(12,443)	(5,265)	(5,562)	(10,217)	(5,504)	(2,937)
Net investment income (loss)	(167,082)	8,834	(77,405)	(147,315)	(75,223)	(45,029)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,800,204	998,128	1,331,229	1,642,057	1,102,807	891,328
Cost of investments sold	2,082,347	688,912	1,039,549	1,340,129	1,014,222	725,464
Realized gains (losses) on fund shares	717,857	309,216	291,680	301,928	88,585	165,864
Realized gain distributions	1,156,565	—	507,311	—	1,304,610	309,335
Net realized gains (losses)	1,874,422	309,216	798,991	301,928	1,393,195	475,199
Change in unrealized gains (losses)	(1,190,010)	(334,129)	(685,364)	(370,372)	(1,526,355)	(308,060)
Net realized and change in unrealized gains (losses) on
investments	684,412	(24,913)	113,627	(68,444)	(133,160)	167,139
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$517,330	$(16,079)	$36,222	$(215,759)	$(208,383)	$122,110

See notes to financial statements.
20

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)	Deutsche Variable Insurance Trust Funds	Deutsche Variable Insurance Trust Funds	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Large Cap Growth (Class S)	Alger Mid Cap Growth (Class S)	Deutsche Equity 500 Index VIP B	Deutsche Small Cap Index VIP B	Deutsche Bond VIP A	Deutsche Core Equity VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$13,786	$3,781	$94,099	$11,793
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(84,215)	(67,268)	(14,311)	(6,196)	(43,418)	(23,192)
Administrative expense	(6,245)	(4,636)	(971)	(446)	(3,323)	(1,541)
Net investment income (loss)	(90,460)	(71,904)	(1,496)	(2,861)	47,358	(12,940)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,163,572	984,049	265,354	143,404	613,026	740,364
Cost of investments sold	941,690	770,135	172,950	115,259	691,527	577,743
Realized gains (losses) on fund shares	221,882	213,914	92,404	28,145	(78,501)	162,621
Realized gain distributions	633,689	—	45,650	36,603	—	3,195
Net realized gains (losses)	855,571	213,914	138,054	64,748	(78,501)	165,816
Change in unrealized gains (losses)	(757,864)	(262,740)	(138,946)	(84,602)	(22,265)	(78,478)
Net realized and change in unrealized gains (losses) on
investments	97,707	(48,826)	(892)	(19,854)	(100,766)	87,338
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,247	$(120,730)	$(2,388)	$(22,715)	$(53,408)	$74,398

See notes to financial statements.
21

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Federated Insurance Series	Federated Insurance Series	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche CROCI® International VIP A*	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$44,364	$43,428	$97,286	$223,603	$471,982	$113,219
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(15,165)	(65,680)	(42,147)	(111,926)	(113,626)	(33,213)
Administrative expense	(1,047)	(4,434)	(3,711)	(8,620)	(9,040)	(2,972)
Net investment income (loss)	28,152	(26,686)	51,428	103,057	349,316	77,034
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	618,086	873,469	429,480	2,035,446	3,018,528	565,372
Cost of investments sold	732,375	860,831	394,430	2,091,431	3,058,647	553,738
Realized gains (losses) on fund shares	(114,289)	12,638	35,050	(55,985)	(40,119)	11,634
Realized gain distributions	—	472,981	82,192	—	—	12,143
Net realized gains (losses)	(114,289)	485,619	117,242	(55,985)	(40,119)	23,777
Change in unrealized gains (losses)	28,438	(453,711)	(252,694)	(117,970)	(598,047)	(328,765)
Net realized and change in unrealized gains (losses) on
investments	(85,851)	31,908	(135,452)	(173,955)	(638,166)	(304,988)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(57,699)	$5,222	$(84,024)	$(70,898)	$(288,850)	$(227,954)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
22

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Asset Manager	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*	VIP Growth	VIP Index 500
NET INVESTMENT INCOME (LOSS)
Dividends	$65,103	$333,092	$482,108	$3,397	$40,183	$459,830
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(55,281)	(476,405)	(209,957)	(167,503)	(217,204)	(337,408)
Administrative expense	(5,363)	(38,150)	(19,967)	(13,203)	(18,869)	(25,890)
Net investment income (loss)	4,459	(181,463)	252,184	(177,309)	(195,890)	96,532
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	650,951	6,368,779	2,288,468	7,154,801	2,347,988	4,131,973
Cost of investments sold	592,008	4,796,944	2,278,035	7,154,801	1,419,570	2,756,463
Realized gains (losses) on fund shares	58,943	1,571,835	10,433	—	928,418	1,375,510
Realized gain distributions	299,419	3,160,488	1,525,345	—	507,925	15,818
Net realized gains (losses)	358,362	4,732,323	1,535,778	—	1,436,343	1,391,328
Change in unrealized gains (losses)	(405,773)	(4,782,841)	(2,619,671)	—	(348,505)	(1,498,047)
Net realized and change in unrealized gains (losses) on
investments	(47,411)	(50,518)	(1,083,893)	—	1,087,838	(106,719)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(42,952)	$(231,981)	$(831,709)	$(177,309)	$891,948	$(10,187)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
23

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas	VIP Asset Manager (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$99,796	$24,040	$106,051	$323,930	$1,471	$1,912
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(107,025)	(27,556)	(211,547)	(169,663)	(216,326)	(93,536)
Administrative expense	(8,203)	(1,898)	(14,559)	(11,562)	(14,827)	(6,466)
Net investment income (loss)	(15,432)	(5,414)	(120,055)	142,705	(229,682)	(98,090)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,677,803	392,374	4,145,817	2,641,575	5,700,275	1,735,787
Cost of investments sold	1,543,608	347,286	3,299,157	2,591,288	5,700,275	1,016,466
Realized gains (losses) on fund shares	134,195	45,088	846,660	50,287	—	719,321
Realized gain distributions	7,365	139,967	1,399,107	1,136,894	—	211,709
Net realized gains (losses)	141,560	185,055	2,245,767	1,187,181	—	931,030
Change in unrealized gains (losses)	55,533	(199,727)	(2,230,546)	(1,963,806)	—	(493,410)
Net realized and change in unrealized gains
(losses) on investments	197,093	(14,672)	15,221	(776,625)	—	437,620
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$181,661	$(20,086)	$(104,834)	$(633,920)	$(229,682)	$339,530

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
24

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Overseas (Service Class 2)	VIT Mid Cap Value*	VIT Small Cap Equity Insights	VIT Strategic International Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$296,742	$297,699	$122,768	$8,323	$2,126	$10,553
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(257,506)	(194,625)	(170,231)	(15,001)	(10,789)	(8,910)
Administrative expense	(17,579)	(13,477)	(11,778)	(1,036)	(791)	(656)
Net investment income (loss)	21,657	89,597	(59,241)	(7,714)	(9,454)	987
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,122,011	3,680,099	3,796,938	229,372	159,603	78,552
Cost of investments sold	2,691,125	3,680,907	3,439,654	241,893	135,334	76,637
Realized gains (losses) on fund shares	1,430,886	(808)	357,284	(12,521)	24,269	1,915
Realized gain distributions	12,154	11,433	10,864	149,859	89,935	—
Net realized gains (losses)	1,443,040	10,625	368,148	137,338	114,204	1,915
Change in unrealized gains (losses)	(1,518,200)	(397,224)	13,276	(341,398)	(127,749)	(2,159)
Net realized and change in unrealized gains
(losses) on investments	(75,160)	(386,599)	381,424	(204,060)	(13,545)	(244)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(53,503)	$(297,002)	$322,183	$(211,774)	$(22,999)	$743

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
25

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. High Yield	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$37,519	$59,769	$111,930	$—	$23,624
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,385)	(182,082)	(16,755)	(64,014)	(11,117)	(38,757)
Administrative expense	(293)	(13,233)	(1,204)	(4,446)	(759)	(2,709)
Net investment income (loss)	(4,678)	(157,796)	41,810	43,470	(11,876)	(17,842)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,469	2,414,688	364,729	895,638	306,418	657,699
Cost of investments sold	18,501	1,868,008	352,722	790,553	213,321	431,353
Realized gains (losses) on fund shares	8,968	546,680	12,007	105,085	93,097	226,346
Realized gain distributions	1,543	1,474,847	—	314,185	3,958	269,849
Net realized gains (losses)	10,511	2,021,527	12,007	419,270	97,055	496,195
Change in unrealized gains (losses)	3,633	(3,119,391)	(98,520)	(984,074)	(62,782)	(673,952)
Net realized and change in unrealized gains (losses) on
investments	14,144	(1,097,864)	(86,513)	(564,804)	34,273	(177,757)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,466	$(1,255,660)	$(44,703)	$(521,334)	$22,397	$(195,599)

See notes to financial statements.
26

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	J.P. Morgan Series Trust II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Value Opportunities II	JPMorgan IT Small Cap Core Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$56,637	$438,171	$4,716	$—	$51,605	$1,604
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(43,998)	(256,820)	(70,549)	(58,627)	(34,789)	(15,468)
Administrative expense	(3,015)	(17,976)	(4,865)	(4,171)	(2,430)	(1,104)
Net investment income (loss)	9,624	163,375	(70,698)	(62,798)	14,386	(14,968)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	730,567	4,264,951	1,381,362	1,184,954	782,412	175,625
Cost of investments sold	742,727	3,461,051	1,256,633	814,655	665,700	127,483
Realized gains (losses) on fund shares	(12,160)	803,900	124,729	370,299	116,712	48,142
Realized gain distributions	—	2,563,874	430,281	294,661	169,566	113,247
Net realized gains (losses)	(12,160)	3,367,774	555,010	664,960	286,278	161,389
Change in unrealized gains (losses)	(38,144)	(4,320,803)	(727,914)	(585,840)	(582,697)	(216,250)
Net realized and change in unrealized gains (losses) on
investments	(50,304)	(953,029)	(172,904)	79,120	(296,419)	(54,861)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(40,680)	$(789,654)	$(243,602)	$16,322	$(282,033)	$(69,829)

See notes to financial statements.
27

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced	Enterprise	Flexible Bond	Forty Portfolio	Global Research	Janus Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$366,381	$93,298	$189,986	$—	$71,370	$72,718
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(309,825)	(195,775)	(117,212)	(33,151)	(145,361)	(151,805)
Administrative expense	(26,262)	(17,287)	(8,961)	(2,337)	(13,768)	(14,424)
Net investment income (loss)	30,294	(119,764)	63,813	(35,488)	(87,759)	(93,511)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,998,493	2,195,831	1,381,608	425,039	1,400,729	1,983,687
Cost of investments sold	2,502,650	1,380,438	1,394,045	369,330	992,381	1,563,711
Realized gains (losses) on fund shares	495,843	815,393	(12,437)	55,709	408,348	419,976
Realized gain distributions	783,789	1,555,795	39,155	464,370	—	2,089,682
Net realized gains (losses)	1,279,632	2,371,188	26,718	520,079	408,348	2,509,658
Change in unrealized gains (losses)	(1,490,026)	(1,852,459)	(190,056)	(260,260)	(661,726)	(1,964,227)
Net realized and change in unrealized gains (losses) on
investments	(210,394)	518,729	(163,338)	259,819	(253,378)	545,431
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(180,100)	$398,965	$(99,525)	$224,331	$(341,137)	$451,920

See notes to financial statements.
28

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced (Service Shares)	Forty Portfolio (Service Shares)	Global Research (Service Shares)	Overseas (Service Shares)	Perkins Mid Cap Value Portfolio (Service Shares)	Emerging Markets Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$67,429	$—	$3,274	$15,375	$74,584	$19,104
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(72,314)	(42,017)	(8,891)	(44,844)	(102,854)	(25,703)
Administrative expense	(4,983)	(2,799)	(628)	(3,260)	(6,998)	(1,855)
Net investment income (loss)	(9,868)	(44,816)	(6,245)	(32,729)	(35,268)	(8,454)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,146,888	839,030	90,989	1,083,908	3,357,949	654,285
Cost of investments sold	981,077	766,218	59,552	1,494,277	3,073,263	643,012
Realized gains (losses) on fund shares	165,811	72,812	31,437	(410,369)	284,686	11,273
Realized gain distributions	161,371	565,453	—	95,130	742,478	4,694
Net realized gains (losses)	327,182	638,265	31,437	(315,239)	1,027,164	15,967
Change in unrealized gains (losses)	(370,387)	(322,614)	(47,996)	64,256	(1,348,789)	(398,268)
Net realized and change in unrealized gains
(losses) on investments	(43,205)	315,651	(16,559)	(250,983)	(321,625)	(382,301)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(53,073)	$270,835	$(22,804)	$(283,712)	$(356,893)	$(390,755)

See notes to financial statements.
29

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Income Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	International Equity	ClearBridge Variable Large Cap Value Portfolio I	Western Asset Variable Global High Yield Bond Portfolio II	MFS Growth	MFS Investors Trust	MFS New Discovery
NET INVESTMENT INCOME (LOSS)
Dividends	$6,190	$100,666	$399,230	$4,186	$13,739	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,858)	(108,458)	(111,035)	(39,558)	(21,996)	(78,731)
Administrative expense	(425)	(7,739)	(7,698)	(2,785)	(1,545)	(5,367)
Net investment income (loss)	(93)	(15,531)	280,497	(38,157)	(9,802)	(84,098)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	98,230	2,451,652	2,267,244	685,282	366,120	1,108,832
Cost of investments sold	84,657	2,214,104	2,508,936	449,111	259,064	1,017,241
Realized gains (losses) on fund shares	13,573	237,548	(241,692)	236,171	107,056	91,591
Realized gain distributions	6,377	279,056	—	145,669	161,575	159,309
Net realized gains (losses)	19,950	516,604	(241,692)	381,840	268,631	250,900
Change in unrealized gains (losses)	(17,906)	(814,492)	(556,295)	(171,495)	(271,931)	(308,495)
Net realized and change in unrealized gains (losses) on
investments	2,044	(297,888)	(797,987)	210,345	(3,300)	(57,595)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,951	$(313,419)	$(517,490)	$172,188	$(13,102)	$(141,693)

See notes to financial statements.
30

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Research	MFS Total Return	MFS High Yield (Service Class)	MFS Investors Growth Stock (Service Class)*	MFS Investors Growth Stock Portfolio (Service Class)*	MFS Investors Trust (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$12,486	$237,746	$201,663	$28,939	$21,965	$6,631
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(21,813)	(134,366)	(45,896)	(19,289)	(54,174)	(15,345)
Administrative expense	(1,527)	(9,297)	(3,113)	(1,325)	(3,728)	(1,026)
Net investment income (loss)	(10,854)	94,083	152,654	8,325	(35,937)	(9,740)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	222,814	2,179,337	951,466	5,866,437	1,061,810	270,410
Cost of investments sold	166,080	1,786,215	971,002	4,298,545	1,089,566	188,486
Realized gains (losses) on fund shares	56,734	393,122	(19,536)	1,567,892	(27,756)	81,924
Realized gain distributions	128,815	338,205	—	478,152	277,367	104,242
Net realized gains (losses)	185,549	731,327	(19,536)	2,046,044	249,611	186,166
Change in unrealized gains (losses)	(164,205)	(983,048)	(290,564)	(2,005,194)	(342,769)	(190,322)
Net realized and change in unrealized gains
(losses) on investments	21,344	(251,721)	(310,100)	40,850	(93,158)	(4,156)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,490	$(157,638)	$(157,446)	$49,175	$(129,095)	$(13,896)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
31

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS New Discovery (Service Class)	MFS Total Return (Service Class)	MFS Utilities (Service Class)	MFS Value (Service Class)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$108,627	$84,719	$39,569	$—	$53,085
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(46,765)	(70,398)	(29,973)	(28,194)	(21,803)	(74,706)
Administrative expense	(3,356)	(4,754)	(2,143)	(1,963)	(1,483)	(5,099)
Net investment income (loss)	(50,121)	33,475	52,603	9,412	(23,286)	(26,720)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	835,574	1,434,939	700,128	613,677	507,980	1,424,697
Cost of investments sold	818,198	1,204,062	605,075	424,615	328,570	1,070,111
Realized gains (losses) on fund shares	17,376	230,877	95,053	189,062	179,410	354,586
Realized gain distributions	101,697	171,854	148,691	111,547	133,326	327,024
Net realized gains (losses)	119,073	402,731	243,744	300,609	312,736	681,610
Change in unrealized gains (losses)	(152,116)	(524,076)	(639,911)	(353,022)	(204,147)	(500,880)
Net realized and change in unrealized gains
(losses) on investments	(33,043)	(121,345)	(396,167)	(52,413)	108,589	180,730
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(83,164)	$(87,870)	$(343,564)	$(43,001)	$85,303	$154,010

See notes to financial statements.
32

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Panorama Series Fund, Inc. (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap (SS)	Oppenheimer International Growth (SS)	Foreign Bond (US Dollar-Hedged)	Money Market*	PIMCO VIT Real Return	PIMCO VIT Total Return
NET INVESTMENT INCOME (LOSS)
Dividends	$121,880	$12,756	$281,189	$1,416	$377,144	$1,739,001
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(281,464)	(19,266)	(140,705)	(190,367)	(150,837)	(523,004)
Administrative expense	(19,391)	(1,791)	(10,220)	(13,238)	(10,228)	(37,930)
Net investment income (loss)	(178,975)	(8,301)	130,264	(202,189)	216,079	1,178,067
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,198,906	234,290	3,404,336	5,044,534	2,808,370	9,830,284
Cost of investments sold	3,900,343	169,963	3,223,491	5,044,534	2,846,767	9,485,823
Realized gains (losses) on fund shares	1,298,563	64,327	180,845	—	(38,397)	344,461
Realized gain distributions	2,823,039	96,336	43,842	1,461	—	353,844
Net realized gains (losses)	4,121,602	160,663	224,687	1,461	(38,397)	698,305
Change in unrealized gains (losses)	(5,263,437)	(122,928)	(470,261)	—	(567,949)	(2,197,355)
Net realized and change in unrealized gains (losses) on
investments	(1,141,835)	37,735	(245,574)	1,461	(606,346)	(1,499,050)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,320,810)	$29,434	$(115,310)	$(200,728)	$(390,267)	$(320,983)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
33

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Rydex Variable Trust	Rydex Variable Trust	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT High Yield	VT International Value	Guggenheim VIF Long Short Equity	Rydex VIF NASDAQ-100	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$128,693	$23,081	$—	$—	$178,334	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(25,280)	(24,407)	(16,458)	(14,676)	(148,857)	(151,093)
Administrative expense	(1,806)	(1,856)	(1,141)	(1,010)	(10,109)	(10,324)
Net investment income (loss)	101,607	(3,182)	(17,599)	(15,686)	19,368	(161,417)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	296,229	401,384	332,992	274,916	2,414,447	1,906,596
Cost of investments sold	309,787	481,846	272,407	182,512	1,808,906	1,384,847
Realized gains (losses) on fund shares	(13,558)	(80,462)	60,585	92,404	605,541	521,749
Realized gain distributions	—	—	—	69,275	197,282	1,297,963
Net realized gains (losses)	(13,558)	(80,462)	60,585	161,679	802,823	1,819,712
Change in unrealized gains (losses)	(201,676)	41,117	(44,150)	(88,154)	(1,701,015)	(1,130,657)
Net realized and change in unrealized gains (losses) on
investments	(215,234)	(39,345)	16,435	73,525	(898,192)	689,055
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(113,627)	$(42,527)	$(1,164)	$57,839	$(878,824)	$527,638

See notes to financial statements.
34

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc. II	T. Rowe Price Equity Series, Inc. II	T. Rowe Price International Series, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	T. Rowe Price New America Growth	T. Rowe Price Blue Chip Growth II	T. Rowe Price Equity Income II	T. Rowe Price International Stock	Morgan Stanley UIF Growth*	Morgan Stanley UIF Mid Cap Growth*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$224,020	$28,003	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(43,159)	(170,411)	(215,600)	(46,304)	(118,383)	(20,939)
Administrative expense	(3,084)	(11,644)	(14,786)	(3,189)	(8,325)	(1,544)
Net investment income (loss)	(46,243)	(182,055)	(6,366)	(21,490)	(126,708)	(22,483)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	779,897	4,342,487	4,035,271	691,398	1,409,451	195,216
Cost of investments sold	655,148	2,191,751	2,983,450	596,916	780,795	181,789
Realized gains (losses) on fund shares	124,749	2,150,736	1,051,821	94,482	628,656	13,427
Realized gain distributions	291,114	—	290,560	56,006	1,100,723	260,963
Net realized gains (losses)	415,863	2,150,736	1,342,381	150,488	1,729,379	274,390
Change in unrealized gains (losses)	(163,383)	(932,650)	(2,592,967)	(180,761)	(773,111)	(363,663)
Net realized and change in unrealized gains (losses) on
investments	252,480	1,218,086	(1,250,586)	(30,273)	956,268	(89,273)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$206,237	$1,036,031	$(1,256,952)	$(51,763)	$829,560	$(111,756)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
35

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust	Wells Fargo Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Growth (Class II)*	Morgan Stanley UIF U.S. Real Estate (Class II)*	Van Eck VIP Emerging Markets	Van Eck VIP Global Hard Assets	Van Eck VIP Multi-Manager Alternatives*	Wells Fargo VT Discovery*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$107,930	$13,506	$830	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(26,802)	(138,702)	(32,743)	(36,560)	(4,414)	(52,715)
Administrative expense	(1,976)	(9,410)	(2,257)	(2,401)	(309)	(3,648)
Net investment income (loss)	(28,778)	(40,182)	(21,494)	(38,131)	(4,723)	(56,363)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	711,353	2,846,287	808,980	870,254	746,049	742,285
Cost of investments sold	543,470	2,175,209	911,012	1,051,272	760,090	573,410
Realized gains (losses) on fund shares	167,883	671,078	(102,032)	(181,018)	(14,041)	168,875
Realized gain distributions	256,367	—	133,275	—	30,420	520,758
Net realized gains (losses)	424,250	671,078	31,243	(181,018)	16,379	689,633
Change in unrealized gains (losses)	(184,842)	(583,147)	(318,923)	(621,077)	(18,905)	(701,247)
Net realized and change in unrealized gains (losses) on
investments	239,408	87,931	(287,680)	(802,095)	(2,526)	(11,614)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$210,630	$47,749	$(309,174)	$(840,226)	$(7,249)	$(67,977)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
36

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

Wells Fargo Variable Trust
Sub-Account
Wells Fargo VT Opportunity*
NET INVESTMENT INCOME (LOSS)
Dividends	$6,003
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(66,529)
Administrative expense	(4,653)
Net investment income (loss)	(65,179)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	898,178
Cost of investments sold	684,749
Realized gains (losses) on fund shares	213,429
Realized gain distributions	480,561
Net realized gains (losses)	693,990
Change in unrealized gains (losses)	(828,270)
Net realized and change in unrealized gains (losses) on
investments	(134,280)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(199,459)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
37

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)
	Sub-Account		Sub-Account		Sub-Account
	Alger Capital Appreciation (Class 1-2)		Alger Growth & Income (Class 1-2)		Alger Large Cap Growth (Class 1-2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(167,082)	$(170,400)	$8,834	$35,402	$(77,405)	$(73,162)
Net realized gains (losses)	1,874,422	2,686,918	309,216	379,551	798,991	1,313,260
Change in unrealized gains (losses)	(1,190,010)	(1,168,758)	(334,129)	115,344	(685,364)	(758,036)
Increase (decrease) in net assets from operations	517,330	1,347,760	(16,079)	530,297	36,222	482,062

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	65,068	52,984	46,261	37,478	28,058	274,239
Benefit payments	(168,732)	(121,131)	(69,345)	(52,693)	(107,702)	(128,525)
Payments on termination	(1,462,091)	(1,562,179)	(492,623)	(724,072)	(660,891)	(722,092)
Loans-net	(3,550)	4,821	504	(940)	204	856
Contract Maintenance Charge	(6,781)	(7,098)	(3,029)	(3,498)	(4,086)	(4,362)
Transfers among the sub-accounts and with the
Fixed Account - net	(638,967)	356,729	3,996	(99,814)	(40,587)	(51,196)
Increase (decrease) in net assets from contract transactions	(2,215,053)	(1,275,874)	(514,236)	(843,539)	(785,004)	(631,080)

INCREASE (DECREASE) IN NET ASSETS	(1,697,723)	71,886	(530,315)	(313,242)	(748,782)	(149,018)
NET ASSETS AT BEGINNING OF PERIOD	12,122,739	12,050,853	5,095,623	5,408,865	5,287,573	5,436,591
NET ASSETS AT END OF PERIOD	$10,425,016	$12,122,739	$4,565,308	$5,095,623	$4,538,791	$5,287,573

UNITS OUTSTANDING
Units outstanding at beginning of period	515,160	577,284	296,101	357,789	343,950	373,948
Units issued	29,906	101,007	31,373	28,102	32,437	72,012
Units redeemed	(135,092)	(163,131)	(60,139)	(89,790)	(87,124)	(102,010)
Units outstanding at end of period	409,974	515,160	267,335	296,101	289,263	343,950

See notes to financial statements.
38

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class S)
	Sub-Account		Sub-Account		Sub-Account
	Alger Mid Cap Growth (Class 1-2)		Alger Small Cap Growth (Class 1-2)		Alger Capital Appreciation (Class S)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147,315)	$(167,639)	$(75,223)	$(89,935)	$(45,029)	$(45,089)
Net realized gains (losses)	301,928	288,478	1,393,195	708,797	475,199	703,848
Change in unrealized gains (losses)	(370,372)	543,122	(1,526,355)	(720,917)	(308,060)	(352,170)
Increase (decrease) in net assets from operations	(215,759)	663,961	(208,383)	(102,055)	122,110	306,589

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	96,067	62,228	32,738	37,969	19,774	21,117
Benefit payments	(44,263)	(72,386)	(15,261)	(41,627)	(93,939)	(15,633)
Payments on termination	(1,318,529)	(1,614,354)	(456,526)	(787,085)	(608,822)	(676,784)
Loans-net	273	445	82	491	50	50
Contract Maintenance Charge	(6,649)	(7,392)	(3,226)	(3,684)	(1,505)	(1,604)
Transfers among the sub-accounts and with the
Fixed Account - net	(94,362)	(540,687)	(474,756)	(186,393)	260,572	222,039
Increase (decrease) in net assets from contract transactions	(1,367,463)	(2,172,146)	(916,949)	(980,329)	(423,870)	(450,815)

INCREASE (DECREASE) IN NET ASSETS	(1,583,222)	(1,508,185)	(1,125,332)	(1,082,384)	(301,760)	(144,226)
NET ASSETS AT BEGINNING OF PERIOD	10,035,978	11,544,163	5,583,749	6,666,133	2,938,277	3,082,503
NET ASSETS AT END OF PERIOD	$8,452,756	$10,035,978	$4,458,417	$5,583,749	$2,636,517	$2,938,277

UNITS OUTSTANDING
Units outstanding at beginning of period	489,549	606,761	347,964	411,097	110,686	129,994
Units issued	10,732	19,736	10,194	30,332	21,221	20,716
Units redeemed	(79,677)	(136,948)	(64,235)	(93,465)	(36,569)	(40,024)
Units outstanding at end of period	420,604	489,549	293,923	347,964	95,338	110,686

See notes to financial statements.
39

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class S)		The Alger Portfolios (Class S)		Deutsche Variable Insurance Trust Funds
	Sub-Account		Sub-Account		Sub-Account
	Alger Large Cap Growth (Class S)		Alger Mid Cap Growth (Class S)		Deutsche Equity 500 Index VIP B
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(90,460)	$(73,798)	$(71,904)	$(86,001)	$(1,496)	$767
Net realized gains (losses)	855,571	1,602,967	213,914	237,630	138,054	141,789
Change in unrealized gains (losses)	(757,864)	(1,123,944)	(262,740)	169,834	(138,946)	(21,694)
Increase (decrease) in net assets from operations	7,247	405,225	(120,730)	321,463	(2,388)	120,862

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,394	18,479	17,546	24,843	5	29
Benefit payments	(17,101)	(9,085)	(37,325)	(66,697)	(7,177)	(5,790)
Payments on termination	(662,100)	(1,166,061)	(706,537)	(995,873)	(219,000)	(205,552)
Loans-net	—	—	—	—	825	1,471
Contract Maintenance Charge	(2,767)	(3,042)	(3,213)	(4,188)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(126,556)	1,961,988	(125,020)	(210,931)	30,829	(48,018)
Increase (decrease) in net assets from contract transactions	(800,130)	802,279	(854,549)	(1,252,846)	(194,518)	(257,860)

INCREASE (DECREASE) IN NET ASSETS	(792,883)	1,207,504	(975,279)	(931,383)	(196,906)	(136,998)
NET ASSETS AT BEGINNING OF PERIOD	6,381,308	5,173,804	5,058,562	5,989,945	1,080,778	1,217,776
NET ASSETS AT END OF PERIOD	$5,588,425	$6,381,308	$4,083,283	$5,058,562	$883,872	$1,080,778

UNITS OUTSTANDING
Units outstanding at beginning of period	339,074	295,223	306,630	384,687	48,501	60,716
Units issued	18,754	118,502	7,823	9,784	2,550	661
Units redeemed	(60,461)	(74,651)	(58,111)	(87,841)	(11,266)	(12,876)
Units outstanding at end of period	297,367	339,074	256,342	306,630	39,785	48,501

See notes to financial statements.
40

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Insurance Trust Funds		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Small Cap Index VIP B		Deutsche Bond VIP A		Deutsche Core Equity VIP A
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,861)	$(4,035)	$47,358	$77,167	$(12,940)	$(7,060)
Net realized gains (losses)	64,748	67,581	(78,501)	(98,840)	165,816	146,274
Change in unrealized gains (losses)	(84,602)	(47,917)	(22,265)	211,487	(78,478)	(9,651)
Increase (decrease) in net assets from operations	(22,715)	15,629	(53,408)	189,814	74,398	129,563

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	46,101	23,395	13,850	10,202
Benefit payments	—	(47,955)	(89,854)	(152,344)	(3,622)	(75,996)
Payments on termination	(132,984)	(91,968)	(407,873)	(411,373)	(70,689)	(163,809)
Loans-net	—	—	—	—	76	78
Contract Maintenance Charge	—	—	(2,080)	(2,416)	(655)	(683)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,274)	35,555	(47,215)	(215,059)	537,995	79,598
Increase (decrease) in net assets from contract transactions	(136,258)	(104,368)	(500,921)	(757,797)	476,955	(150,610)

INCREASE (DECREASE) IN NET ASSETS	(158,973)	(88,739)	(554,329)	(567,983)	551,353	(21,047)
NET ASSETS AT BEGINNING OF PERIOD	516,851	605,590	3,274,982	3,842,965	1,336,055	1,357,102
NET ASSETS AT END OF PERIOD	$357,878	$516,851	$2,720,653	$3,274,982	$1,887,408	$1,336,055

UNITS OUTSTANDING
Units outstanding at beginning of period	18,784	22,624	225,292	277,020	85,408	94,527
Units issued	—	1,418	7,225	7,300	80,629	24,957
Units redeemed	(4,856)	(5,258)	(41,679)	(59,028)	(48,327)	(34,076)
Units outstanding at end of period	13,928	18,784	190,838	225,292	117,710	85,408

See notes to financial statements.
41

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche CROCI® International VIP A*		Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$28,152	$5,477	$(26,686)	$(34,104)	$51,428	$54,450
Net realized gains (losses)	(114,289)	(53,289)	485,619	693,330	117,242	424,619
Change in unrealized gains (losses)	28,438	(160,716)	(453,711)	(942,635)	(252,694)	(401,277)
Increase (decrease) in net assets from operations	(57,699)	(208,528)	5,222	(283,409)	(84,024)	77,792

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,821	8,657	16,158	21,014	31,738	18,577
Benefit payments	(7,796)	(18,536)	(14,755)	(46,285)	(32,872)	(54,747)
Payments on termination	(209,179)	(267,931)	(545,965)	(591,350)	(340,840)	(345,191)
Loans-net	357	351	—	—	—	(2,070)
Contract Maintenance Charge	(473)	(641)	(2,214)	(2,593)	(2,200)	(2,514)
Transfers among the sub-accounts and with the
Fixed Account - net	(211,153)	(172,496)	(163,799)	316,794	(9,572)	37,854
Increase (decrease) in net assets from contract transactions	(425,423)	(450,596)	(710,575)	(302,420)	(353,746)	(348,091)

INCREASE (DECREASE) IN NET ASSETS	(483,122)	(659,124)	(705,353)	(585,829)	(437,770)	(270,299)
NET ASSETS AT BEGINNING OF PERIOD	1,276,068	1,935,192	4,632,036	5,217,865	3,263,561	3,533,860
NET ASSETS AT END OF PERIOD	$792,946	$1,276,068	$3,926,683	$4,632,036	$2,825,791	$3,263,561

UNITS OUTSTANDING
Units outstanding at beginning of period	145,319	190,997	224,396	231,345	226,407	250,655
Units issued	17,982	12,351	5,531	47,647	3,647	12,099
Units redeemed	(65,553)	(58,029)	(39,374)	(54,596)	(28,388)	(36,347)
Units outstanding at end of period	97,748	145,319	190,553	224,396	201,666	226,407

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
42

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Federated Insurance Series		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II		Federated Managed Volatility Fund II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$103,057	$135,935	$349,316	$501,005	$77,034	$61,050
Net realized gains (losses)	(55,985)	(61,253)	(40,119)	74,794	23,777	314,013
Change in unrealized gains (losses)	(117,970)	205,665	(598,047)	(433,502)	(328,765)	(281,331)
Increase (decrease) in net assets from operations	(70,898)	280,347	(288,850)	142,297	(227,954)	93,732

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	183,661	113,143	75,561	54,563	10,687	10,757
Benefit payments	(398,621)	(207,465)	(101,901)	(139,155)	(82,503)	(39,447)
Payments on termination	(946,149)	(1,209,028)	(1,477,196)	(1,598,155)	(227,119)	(382,001)
Loans-net	(1,083)	246	(949)	185	—	—
Contract Maintenance Charge	(4,244)	(4,899)	(4,168)	(4,915)	(1,339)	(1,588)
Transfers among the sub-accounts and with the
Fixed Account - net	(339,445)	81,129	(104,761)	(693,456)	(57,053)	(144,415)
Increase (decrease) in net assets from contract transactions	(1,505,881)	(1,226,874)	(1,613,414)	(2,380,933)	(357,327)	(556,694)

INCREASE (DECREASE) IN NET ASSETS	(1,576,779)	(946,527)	(1,902,264)	(2,238,636)	(585,281)	(462,962)
NET ASSETS AT BEGINNING OF PERIOD	8,901,088	9,847,615	9,009,195	11,247,831	2,720,767	3,183,729
NET ASSETS AT END OF PERIOD	$7,324,309	$8,901,088	$7,106,931	$9,009,195	$2,135,486	$2,720,767

UNITS OUTSTANDING
Units outstanding at beginning of period	545,548	620,861	416,167	525,461	152,605	185,770
Units issued	43,310	51,819	61,009	63,555	12,001	11,092
Units redeemed	(134,761)	(127,132)	(137,874)	(172,849)	(33,411)	(44,257)
Units outstanding at end of period	454,097	545,548	339,302	416,167	131,195	152,605

See notes to financial statements.
43

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager		VIP Contrafund		VIP Equity-Income
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,459	$(28)	$(181,463)	$(228,074)	$252,184	$224,672
Net realized gains (losses)	358,362	341,838	4,732,323	3,149,831	1,535,778	522,767
Change in unrealized gains (losses)	(405,773)	(134,775)	(4,782,841)	773,482	(2,619,671)	466,054
Increase (decrease) in net assets from operations	(42,952)	207,035	(231,981)	3,695,239	(831,709)	1,213,493

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,465	33,098	209,791	194,238	52,835	56,199
Benefit payments	(112,652)	(112,031)	(204,769)	(617,065)	(192,821)	(224,062)
Payments on termination	(431,305)	(576,521)	(4,408,841)	(5,232,876)	(1,526,338)	(1,767,474)
Loans-net	1,031	1,260	220	6,888	1,000	1,882
Contract Maintenance Charge	(2,489)	(2,822)	(17,382)	(18,761)	(9,069)	(10,116)
Transfers among the sub-accounts and with the
Fixed Account - net	109,696	16,464	(1,035,368)	(327,794)	(192,917)	(263,252)
Increase (decrease) in net assets from contract transactions	(390,254)	(640,552)	(5,456,349)	(5,995,370)	(1,867,310)	(2,206,823)

INCREASE (DECREASE) IN NET ASSETS	(433,206)	(433,517)	(5,688,330)	(2,300,131)	(2,699,019)	(993,330)
NET ASSETS AT BEGINNING OF PERIOD	4,387,641	4,821,158	36,706,740	39,006,871	17,037,938	18,031,268
NET ASSETS AT END OF PERIOD	$3,954,435	$4,387,641	$31,018,410	$36,706,740	$14,338,919	$17,037,938

UNITS OUTSTANDING
Units outstanding at beginning of period	205,144	237,237	1,335,498	1,567,794	630,378	723,143
Units issued	12,446	8,947	37,434	97,577	16,960	28,196
Units redeemed	(29,554)	(41,040)	(247,164)	(329,873)	(93,444)	(120,961)
Units outstanding at end of period	188,036	205,144	1,125,768	1,335,498	553,894	630,378

See notes to financial statements.
44

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Government Money Market*		VIP Growth		VIP Index 500
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(177,309)	$(233,481)	$(195,890)	$(215,923)	$96,532	$(742)
Net realized gains (losses)	—	—	1,436,343	1,138,379	1,391,328	1,978,509
Change in unrealized gains (losses)	—	—	(348,505)	611,299	(1,498,047)	907,389
Increase (decrease) in net assets from operations	(177,309)	(233,481)	891,948	1,533,755	(10,187)	2,885,156

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	936,298	287,643	124,424	103,428	204,397	351,075
Benefit payments	(163,518)	(292,315)	(133,441)	(132,665)	(474,414)	(256,366)
Payments on termination	(3,708,042)	(6,653,245)	(1,699,691)	(1,784,792)	(2,753,220)	(4,445,171)
Loans-net	(481)	3,979	660	8,856	749	548
Contract Maintenance Charge	(9,211)	(10,838)	(10,883)	(11,989)	(14,189)	(15,214)
Transfers among the sub-accounts and with the
Fixed Account - net	(113,167)	4,088,840	(86,317)	515	229,152	438,722
Increase (decrease) in net assets from contract transactions	(3,058,121)	(2,575,936)	(1,805,248)	(1,816,647)	(2,807,525)	(3,926,406)

INCREASE (DECREASE) IN NET ASSETS	(3,235,430)	(2,809,417)	(913,300)	(282,892)	(2,817,712)	(1,041,250)
NET ASSETS AT BEGINNING OF PERIOD	14,234,260	17,043,677	16,344,198	16,627,090	25,018,253	26,059,503
NET ASSETS AT END OF PERIOD	$10,998,830	$14,234,260	$15,430,898	$16,344,198	$22,200,541	$25,018,253

UNITS OUTSTANDING
Units outstanding at beginning of period	1,232,961	1,453,057	869,182	972,392	1,426,749	1,658,422
Units issued	387,428	1,223,314	25,428	93,136	80,853	179,166
Units redeemed	(654,869)	(1,443,410)	(128,824)	(196,346)	(237,284)	(410,839)
Units outstanding at end of period	965,520	1,232,961	765,786	869,182	1,270,318	1,426,749

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
45

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas		VIP Asset Manager (Service Class 2)		VIP Contrafund (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,432)	$(13,157)	$(5,414)	$(10,553)	$(120,055)	$(155,865)
Net realized gains (losses)	141,560	138,974	185,055	235,636	2,245,767	1,521,923
Change in unrealized gains (losses)	55,533	(932,683)	(199,727)	(130,041)	(2,230,546)	240,885
Increase (decrease) in net assets from operations	181,661	(806,866)	(20,086)	95,042	(104,834)	1,606,943

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	97,025	57,763	6,790	22,579	90,084	233,169
Benefit payments	(73,852)	(49,416)	(13,677)	(11,975)	(131,368)	(67,312)
Payments on termination	(1,165,912)	(850,573)	(307,414)	(573,400)	(3,396,200)	(4,220,432)
Loans-net	(1,088)	1,941	340	339	(40)	(5)
Contract Maintenance Charge	(3,440)	(3,852)	(2,881)	(4,043)	(21,123)	(27,322)
Transfers among the sub-accounts and with the
Fixed Account - net	273,921	609,994	(32,064)	(103,468)	(289,852)	(302,924)
Increase (decrease) in net assets from contract transactions	(873,346)	(234,143)	(348,906)	(669,968)	(3,748,499)	(4,384,826)

INCREASE (DECREASE) IN NET ASSETS	(691,685)	(1,041,009)	(368,992)	(574,926)	(3,853,333)	(2,777,883)
NET ASSETS AT BEGINNING OF PERIOD	7,597,451	8,638,460	2,062,155	2,637,081	16,363,074	19,140,957
NET ASSETS AT END OF PERIOD	$6,905,766	$7,597,451	$1,693,163	$2,062,155	$12,509,741	$16,363,074

UNITS OUTSTANDING
Units outstanding at beginning of period	547,823	554,478	133,681	177,686	736,774	947,924
Units issued	63,072	89,206	2,269	2,971	21,271	48,499
Units redeemed	(126,438)	(95,861)	(24,677)	(46,976)	(188,150)	(259,649)
Units outstanding at end of period	484,457	547,823	111,273	133,681	569,895	736,774

See notes to financial statements.
46

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$142,705	$118,453	$(229,682)	$(315,867)	$(98,090)	$(110,469)
Net realized gains (losses)	1,187,181	568,668	—	—	931,030	760,029
Change in unrealized gains (losses)	(1,963,806)	252,251	—	—	(493,410)	(15,951)
Increase (decrease) in net assets from operations	(633,920)	939,372	(229,682)	(315,867)	339,530	633,609

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	35,443	67,360	36,227	168,904	17,889	187,196
Benefit payments	(192,687)	(209,714)	(150,416)	(298,550)	(77,702)	(20,515)
Payments on termination	(2,055,289)	(2,930,684)	(4,348,875)	(8,725,934)	(1,132,288)	(1,197,639)
Loans-net	2,957	3,569	63	(151)	—	—
Contract Maintenance Charge	(17,846)	(22,553)	(36,825)	(49,407)	(2,424)	(2,895)
Transfers among the sub-accounts and with the
Fixed Account - net	32,999	(450,358)	887,309	3,311,840	(261,552)	34,547
Increase (decrease) in net assets from contract transactions	(2,194,423)	(3,542,380)	(3,612,517)	(5,593,298)	(1,456,077)	(999,306)

INCREASE (DECREASE) IN NET ASSETS	(2,828,343)	(2,603,008)	(3,842,199)	(5,909,165)	(1,116,547)	(365,697)
NET ASSETS AT BEGINNING OF PERIOD	12,974,948	15,577,956	16,837,810	22,746,975	6,922,788	7,288,485
NET ASSETS AT END OF PERIOD	$10,146,605	$12,974,948	$12,995,611	$16,837,810	$5,806,241	$6,922,788

UNITS OUTSTANDING
Units outstanding at beginning of period	783,513	1,004,156	1,698,823	2,259,397	364,723	419,871
Units issued	30,243	23,900	249,220	567,378	13,729	49,765
Units redeemed	(163,801)	(244,543)	(616,745)	(1,127,952)	(89,502)	(104,913)
Units outstanding at end of period	649,955	783,513	1,331,298	1,698,823	288,950	364,723

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
47

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Overseas (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,657	$(44,897)	$89,597	$29,500	$(59,241)	$(81,855)
Net realized gains (losses)	1,443,040	1,795,882	10,625	8,699	368,148	433,842
Change in unrealized gains (losses)	(1,518,200)	387,688	(397,224)	657,633	13,276	(1,862,720)
Increase (decrease) in net assets from operations	(53,503)	2,138,673	(297,002)	695,832	322,183	(1,510,733)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	88,009	237,355	27,038	84,375	82,059	85,394
Benefit payments	(199,343)	(68,505)	(202,367)	(161,157)	(84,055)	(86,153)
Payments on termination	(3,061,855)	(4,559,871)	(2,540,067)	(4,881,691)	(2,513,540)	(3,220,965)
Loans-net	3,589	1,181	2,562	3,044	286	163
Contract Maintenance Charge	(33,505)	(40,653)	(22,819)	(31,593)	(22,488)	(29,595)
Transfers among the sub-accounts and with the
Fixed Account - net	(291,655)	(375,917)	176,094	303,576	(719,544)	772,170
Increase (decrease) in net assets from contract transactions	(3,494,760)	(4,806,410)	(2,559,559)	(4,683,446)	(3,257,282)	(2,478,986)

INCREASE (DECREASE) IN NET ASSETS	(3,548,263)	(2,667,737)	(2,856,561)	(3,987,614)	(2,935,099)	(3,989,719)
NET ASSETS AT BEGINNING OF PERIOD	19,143,352	21,811,089	14,832,186	18,819,800	13,198,799	17,188,518
NET ASSETS AT END OF PERIOD	$15,595,089	$19,143,352	$11,975,625	$14,832,186	$10,263,700	$13,198,799

UNITS OUTSTANDING
Units outstanding at beginning of period	1,035,614	1,315,814	1,068,290	1,411,353	906,399	1,065,590
Units issued	41,174	68,938	85,506	81,517	37,197	97,111
Units redeemed	(228,799)	(349,138)	(272,476)	(424,580)	(251,619)	(256,302)
Units outstanding at end of period	847,989	1,035,614	881,320	1,068,290	691,977	906,399

See notes to financial statements.
48

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Invesco Investment Services
	Sub-Account	Sub-Account		Sub-Account		Sub-Account
	VIT Mid Cap Value*	VIT Small Cap Equity Insights		VIT Strategic International Equity		Invesco V.I. American Franchise
	2015	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,714)	$(9,454)	$(6,151)	$987	$14,444	$(4,678)	$(5,573)
Net realized gains (losses)	137,338	114,204	145,823	1,915	13,864	10,511	41,722
Change in unrealized gains (losses)	(341,398)	(127,749)	(97,076)	(2,159)	(93,100)	3,633	(16,216)
Increase (decrease) in net assets from operations	(211,774)	(22,999)	42,596	743	(64,792)	9,466	19,933

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,482	—	—	1,637	1,637	1,998	1,785
Benefit payments	(3,216)	(749)	(6,999)	(3,789)	(5,100)	(986)	(4,682)
Payments on termination	(207,298)	(134,488)	(92,012)	(68,017)	(130,532)	(19,217)	(141,186)
Loans-net	—	—	—	421	435	—	—
Contract Maintenance Charge	(2,538)	(312)	(335)	(270)	(322)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	2,371,141	810	(421)	7,191	(19,821)	(3,163)	4,188
Increase (decrease) in net assets from contract transactions	2,163,571	(134,739)	(99,767)	(62,827)	(153,703)	(21,368)	(139,895)

INCREASE (DECREASE) IN NET ASSETS	1,951,797	(157,738)	(57,171)	(62,084)	(218,495)	(11,902)	(119,962)
NET ASSETS AT BEGINNING OF PERIOD	—	849,615	906,786	655,034	873,529	293,043	413,005
NET ASSETS AT END OF PERIOD	$1,951,797	$691,877	$849,615	$592,950	$655,034	$281,141	$293,043

UNITS OUTSTANDING
Units outstanding at beginning of period	—	31,470	35,425	57,589	69,987	22,779	34,288
Units issued	247,203	576	100	1,177	1,043	177	1,092
Units redeemed	(23,547)	(5,460)	(4,055)	(6,423)	(13,441)	(1,806)	(12,601)
Units outstanding at end of period	223,656	26,586	31,470	52,343	57,589	21,150	22,779

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
49

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. High Yield		Invesco V.I. Value Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(157,796)	$(158,484)	$41,810	$42,606	$43,470	$(12,358)
Net realized gains (losses)	2,021,527	2,171,274	12,007	25,598	419,270	288,097
Change in unrealized gains (losses)	(3,119,391)	(860,926)	(98,520)	(60,197)	(984,074)	(15,577)
Increase (decrease) in net assets from operations	(1,255,660)	1,151,864	(44,703)	8,007	(521,334)	260,162

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,495	342,589	1,567	1,036	22,317	14,806
Benefit payments	(137,485)	(84,845)	(16,804)	(9,023)	(16,894)	(99,363)
Payments on termination	(1,619,585)	(2,301,790)	(252,644)	(274,326)	(663,664)	(1,141,532)
Loans-net	447	1,532	—	—	—	—
Contract Maintenance Charge	(4,019)	(4,505)	(268)	(375)	(1,792)	(2,151)
Transfers among the sub-accounts and with the
Fixed Account - net	(203,814)	(470,594)	(70,192)	93,814	(84,954)	(164,366)
Increase (decrease) in net assets from contract transactions	(1,907,961)	(2,517,613)	(338,341)	(188,874)	(744,987)	(1,392,606)

INCREASE (DECREASE) IN NET ASSETS	(3,163,621)	(1,365,749)	(383,044)	(180,867)	(1,266,321)	(1,132,444)
NET ASSETS AT BEGINNING OF PERIOD	13,872,968	15,238,717	1,368,781	1,549,648	4,962,660	6,095,104
NET ASSETS AT END OF PERIOD	$10,709,347	$13,872,968	$985,737	$1,368,781	$3,696,339	$4,962,660

UNITS OUTSTANDING
Units outstanding at beginning of period	527,914	626,366	80,750	91,358	354,249	456,693
Units issued	20,367	48,560	996	6,781	9,651	36,701
Units redeemed	(91,505)	(147,012)	(20,774)	(17,389)	(64,840)	(139,145)
Units outstanding at end of period	456,776	527,914	60,972	80,750	299,060	354,249

See notes to financial statements.
50

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Franchise II		Invesco V.I. Core Equity II		Invesco V.I. Government Securities II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,876)	$(15,723)	$(17,842)	$(33,010)	$9,624	$43,672
Net realized gains (losses)	97,055	109,829	496,195	466,389	(12,160)	(10,013)
Change in unrealized gains (losses)	(62,782)	(29,796)	(673,952)	(206,162)	(38,144)	46,251
Increase (decrease) in net assets from operations	22,397	64,310	(195,599)	227,217	(40,680)	79,910

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,585	3,021	9,342	31,730	3,787	5,698
Benefit payments	(10,733)	(3,053)	(26,351)	(44,840)	(87,917)	(1,279)
Payments on termination	(270,507)	(265,838)	(591,560)	(913,785)	(411,218)	(576,789)
Loans-net	170	169	—	—	(35)	(4)
Contract Maintenance Charge	(884)	(1,003)	(5,470)	(7,250)	(6,525)	(7,898)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,197)	(7,861)	125,060	(201,706)	(112,915)	56,015
Increase (decrease) in net assets from contract transactions	(282,566)	(274,565)	(488,979)	(1,135,851)	(614,823)	(524,257)

INCREASE (DECREASE) IN NET ASSETS	(260,169)	(210,255)	(684,578)	(908,634)	(655,503)	(444,347)
NET ASSETS AT BEGINNING OF PERIOD	874,222	1,084,477	3,072,305	3,980,939	3,363,689	3,808,036
NET ASSETS AT END OF PERIOD	$614,053	$874,222	$2,387,727	$3,072,305	$2,708,186	$3,363,689

UNITS OUTSTANDING
Units outstanding at beginning of period	62,193	82,249	194,762	267,903	284,713	329,829
Units issued	1,462	8,664	11,024	3,854	10,242	10,837
Units redeemed	(21,300)	(28,720)	(42,385)	(76,995)	(62,293)	(55,953)
Units outstanding at end of period	42,355	62,193	163,401	194,762	232,662	284,713

See notes to financial statements.
51

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$163,375	$(27,411)	$(70,698)	$(98,103)	$(62,798)	$(74,345)
Net realized gains (losses)	3,367,774	4,244,232	555,010	1,005,001	664,960	439,684
Change in unrealized gains (losses)	(4,320,803)	(2,515,176)	(727,914)	(732,028)	(585,840)	(94,442)
Increase (decrease) in net assets from operations	(789,654)	1,701,645	(243,602)	174,870	16,322	270,897

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	97,069	72,185	17,129	32,570	48,132	35,813
Benefit payments	(204,383)	(317,383)	(87,275)	(44,709)	(5,500)	(22,996)
Payments on termination	(3,156,923)	(4,561,503)	(1,142,555)	(1,507,105)	(842,673)	(906,242)
Loans-net	(245)	4,392	(37)	(4)	631	652
Contract Maintenance Charge	(22,059)	(28,945)	(9,765)	(12,827)	(1,378)	(1,752)
Transfers among the sub-accounts and with the
Fixed Account - net	(157,706)	(606,612)	28,914	(70,504)	(41,883)	(161,453)
Increase (decrease) in net assets from contract transactions	(3,444,247)	(5,437,866)	(1,193,589)	(1,602,579)	(842,671)	(1,055,978)

INCREASE (DECREASE) IN NET ASSETS	(4,233,901)	(3,736,221)	(1,437,191)	(1,427,709)	(826,349)	(785,081)
NET ASSETS AT BEGINNING OF PERIOD	19,710,477	23,446,698	5,549,961	6,977,670	4,438,873	5,223,954
NET ASSETS AT END OF PERIOD	$15,476,576	$19,710,477	$4,112,770	$5,549,961	$3,612,524	$4,438,873

UNITS OUTSTANDING
Units outstanding at beginning of period	1,011,885	1,303,278	312,133	402,375	215,778	269,514
Units issued	46,404	40,822	11,873	16,271	16,460	30,608
Units redeemed	(224,404)	(332,215)	(78,845)	(106,513)	(56,024)	(84,344)
Units outstanding at end of period	833,885	1,011,885	245,161	312,133	176,214	215,778

See notes to financial statements.
52

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		J.P. Morgan Series Trust II		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities II		JPMorgan IT Small Cap Core Portfolio		Balanced
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,386	$(14,769)	$(14,968)	$(15,696)	$30,294	$66,514
Net realized gains (losses)	286,278	233,674	161,389	173,501	1,279,632	1,372,609
Change in unrealized gains (losses)	(582,697)	(60,647)	(216,250)	(72,962)	(1,490,026)	209,963
Increase (decrease) in net assets from operations	(282,033)	158,258	(69,829)	84,843	(180,100)	1,649,086

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,968	12,540	391	391	121,486	155,114
Benefit payments	(56,523)	(11,423)	(3,081)	(10,602)	(352,398)	(560,465)
Payments on termination	(611,677)	(950,998)	(92,197)	(135,419)	(1,902,921)	(2,775,141)
Loans-net	(37)	(5)	—	277	746	1,057
Contract Maintenance Charge	(5,191)	(8,025)	(412)	(465)	(12,315)	(13,644)
Transfers among the sub-accounts and with the
Fixed Account - net	17,435	(126,681)	(32,845)	(8,251)	120,170	(219,771)
Increase (decrease) in net assets from contract transactions	(647,025)	(1,084,592)	(128,144)	(154,069)	(2,025,232)	(3,412,850)

INCREASE (DECREASE) IN NET ASSETS	(929,058)	(926,334)	(197,973)	(69,226)	(2,205,332)	(1,763,764)
NET ASSETS AT BEGINNING OF PERIOD	2,865,799	3,792,133	1,135,968	1,205,194	23,893,560	25,657,324
NET ASSETS AT END OF PERIOD	$1,936,741	$2,865,799	$937,995	$1,135,968	$21,688,228	$23,893,560

UNITS OUTSTANDING
Units outstanding at beginning of period	211,169	293,038	43,509	49,810	798,355	930,623
Units issued	12,638	12,149	1,328	2,170	31,871	31,045
Units redeemed	(61,853)	(94,018)	(6,298)	(8,471)	(101,486)	(163,313)
Units outstanding at end of period	161,954	211,169	38,539	43,509	728,740	798,355

See notes to financial statements.
53

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Janus Aspen Series		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Enterprise		Flexible Bond		Forty Portfolio
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(119,764)	$(186,279)	$63,813	$173,200	$(35,488)	$(31,573)
Net realized gains (losses)	2,371,188	1,806,672	26,718	(5,302)	520,079	847,283
Change in unrealized gains (losses)	(1,852,459)	(135,825)	(190,056)	151,785	(260,260)	(670,315)
Increase (decrease) in net assets from operations	398,965	1,484,568	(99,525)	319,683	224,331	145,395

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	123,562	84,304	71,882	45,533	976	873
Benefit payments	(131,336)	(153,988)	(132,365)	(212,885)	(16,067)	(1,980)
Payments on termination	(1,277,744)	(1,452,119)	(846,149)	(1,262,773)	(255,806)	(340,752)
Loans-net	3,160	1,647	—	147	—	—
Contract Maintenance Charge	(10,701)	(11,455)	(3,361)	(3,729)	(274)	(283)
Transfers among the sub-accounts and with the
Fixed Account - net	104,866	(100,460)	(76,825)	(132,265)	120,567	(126,770)
Increase (decrease) in net assets from contract transactions	(1,188,193)	(1,632,071)	(986,818)	(1,565,972)	(150,604)	(468,912)

INCREASE (DECREASE) IN NET ASSETS	(789,228)	(147,503)	(1,086,343)	(1,246,289)	73,727	(323,517)
NET ASSETS AT BEGINNING OF PERIOD	14,649,504	14,797,007	8,777,167	10,023,456	2,243,185	2,566,702
NET ASSETS AT END OF PERIOD	$13,860,276	$14,649,504	$7,690,824	$8,777,167	$2,316,912	$2,243,185

UNITS OUTSTANDING
Units outstanding at beginning of period	552,171	628,903	413,941	489,992	94,209	115,461
Units issued	66,290	23,366	20,375	31,511	11,489	1,226
Units redeemed	(99,161)	(100,098)	(67,485)	(107,562)	(17,706)	(22,478)
Units outstanding at end of period	519,300	552,171	366,831	413,941	87,992	94,209

See notes to financial statements.
54

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Janus Aspen Series		Janus Aspen Series (Service Shares)
	Sub-Account		Sub-Account		Sub-Account
	Global Research		Janus Portfolio		Balanced (Service Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(87,759)	$(44,634)	$(93,511)	$(119,967)	$(9,868)	$(3,931)
Net realized gains (losses)	408,348	475,203	2,509,658	1,343,497	327,182	359,153
Change in unrealized gains (losses)	(661,726)	236,833	(1,964,227)	(30,400)	(370,387)	6,127
Increase (decrease) in net assets from operations	(341,137)	667,402	451,920	1,193,130	(53,073)	361,349

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	63,877	67,327	90,644	75,916	13,826	30,366
Benefit payments	(84,739)	(159,428)	(127,396)	(239,711)	(106,946)	(9,634)
Payments on termination	(1,091,447)	(1,212,799)	(1,029,208)	(1,174,840)	(769,238)	(1,042,585)
Loans-net	3,308	843	274	1,479	150	150
Contract Maintenance Charge	(8,080)	(8,964)	(8,803)	(9,214)	(6,632)	(8,178)
Transfers among the sub-accounts and with the
Fixed Account - net	(65,976)	(127,264)	174,556	(200,199)	57,218	(106,459)
Increase (decrease) in net assets from contract transactions	(1,183,057)	(1,440,285)	(899,933)	(1,546,569)	(811,622)	(1,136,340)

INCREASE (DECREASE) IN NET ASSETS	(1,524,194)	(772,883)	(448,013)	(353,439)	(864,695)	(774,991)
NET ASSETS AT BEGINNING OF PERIOD	11,436,733	12,209,616	11,507,048	11,860,487	5,389,067	6,164,058
NET ASSETS AT END OF PERIOD	$9,912,539	$11,436,733	$11,059,035	$11,507,048	$4,524,372	$5,389,067

UNITS OUTSTANDING
Units outstanding at beginning of period	630,615	714,939	520,871	598,367	266,983	325,247
Units issued	12,589	36,679	91,716	23,478	19,997	13,702
Units redeemed	(82,183)	(121,003)	(120,949)	(100,974)	(60,392)	(71,966)
Units outstanding at end of period	561,021	630,615	491,638	520,871	226,588	266,983

See notes to financial statements.
55

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)
	Sub-Account		Sub-Account		Sub-Account
	Forty Portfolio (Service Shares)		Global Research (Service Shares)		Overseas (Service Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,816)	$(49,411)	$(6,245)	$(3,968)	$(32,729)	$62,036
Net realized gains (losses)	638,265	1,238,557	31,437	55,118	(315,239)	175,086
Change in unrealized gains (losses)	(322,614)	(1,021,115)	(47,996)	(14,438)	64,256	(783,767)
Increase (decrease) in net assets from operations	270,835	168,031	(22,804)	36,712	(283,712)	(546,645)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,782	10,968	21,828	7,213	27,254	53,781
Benefit payments	(9,107)	(3,325)	(902)	(1,421)	(17,961)	(12,083)
Payments on termination	(650,669)	(938,590)	(64,490)	(132,091)	(571,372)	(817,721)
Loans-net	—	—	—	166	(1,940)	1,704
Contract Maintenance Charge	(3,673)	(4,821)	(187)	(195)	(2,936)	(4,078)
Transfers among the sub-accounts and with the
Fixed Account - net	113,979	(187,494)	(13,351)	(11,756)	(114,258)	(65,770)
Increase (decrease) in net assets from contract transactions	(536,688)	(1,123,262)	(57,102)	(138,084)	(681,213)	(844,167)

INCREASE (DECREASE) IN NET ASSETS	(265,853)	(955,231)	(79,906)	(101,372)	(964,925)	(1,390,812)
NET ASSETS AT BEGINNING OF PERIOD	2,777,747	3,732,978	649,163	750,535	3,475,045	4,865,857
NET ASSETS AT END OF PERIOD	$2,511,894	$2,777,747	$569,257	$649,163	$2,510,120	$3,475,045

UNITS OUTSTANDING
Units outstanding at beginning of period	119,723	171,744	48,058	58,364	304,301	369,732
Units issued	13,160	3,960	1,848	2,212	35,195	48,609
Units redeemed	(34,493)	(55,981)	(6,015)	(12,518)	(95,003)	(114,040)
Units outstanding at end of period	98,390	119,723	43,891	48,058	244,493	304,301

See notes to financial statements.
56

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series (Service Shares)		Lazard Retirement Series, Inc.		Lazard Retirement Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Perkins Mid Cap Value Portfolio (Service Shares)		Emerging Markets Equity		International Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,268)	$(34,007)	$(8,454)	$(4,434)	$(93)	$(827)
Net realized gains (losses)	1,027,164	1,399,121	15,967	230,588	19,950	31,324
Change in unrealized gains (losses)	(1,348,789)	(761,587)	(398,268)	(319,621)	(17,906)	(55,842)
Increase (decrease) in net assets from operations	(356,893)	603,527	(390,755)	(93,467)	1,951	(25,345)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,766	30,477	1,248	1,257	3,542	4,042
Benefit payments	(90,289)	(50,767)	(3,877)	(397,785)	—	(4,250)
Payments on termination	(1,560,907)	(2,003,010)	(267,821)	(531,488)	(59,920)	(144,350)
Loans-net	82	(78)	—	—	—	—
Contract Maintenance Charge	(13,082)	(20,680)	(404)	(553)	(182)	(214)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,432,787)	(255,715)	(29,860)	(157,557)	1,465	(21,700)
Increase (decrease) in net assets from contract transactions	(3,065,217)	(2,299,773)	(300,714)	(1,086,126)	(55,095)	(166,472)

INCREASE (DECREASE) IN NET ASSETS	(3,422,110)	(1,696,246)	(691,469)	(1,179,593)	(53,144)	(191,817)
NET ASSETS AT BEGINNING OF PERIOD	8,705,655	10,401,901	2,150,705	3,330,298	414,004	605,821
NET ASSETS AT END OF PERIOD	$5,283,545	$8,705,655	$1,459,236	$2,150,705	$360,860	$414,004

UNITS OUTSTANDING
Units outstanding at beginning of period	411,280	524,665	59,699	86,356	31,872	43,971
Units issued	15,018	12,882	14,284	3,491	2,784	1,075
Units redeemed	(162,974)	(126,267)	(22,535)	(30,148)	(6,941)	(13,174)
Units outstanding at end of period	263,324	411,280	51,448	59,699	27,715	31,872

See notes to financial statements.
57

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Legg Mason Partners Variable Equity Trust		Legg Mason Partners Variable Income Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	ClearBridge Variable Large Cap Value Portfolio I*		Western Asset Variable Global High Yield Bond Portfolio II		MFS Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,531)	$59,617	$280,497	$437,625	$(38,157)	$(40,648)
Net realized gains (losses)	516,604	1,015,055	(241,692)	8,957	381,840	484,175
Change in unrealized gains (losses)	(814,492)	(560,762)	(556,295)	(655,823)	(171,495)	(251,998)
Increase (decrease) in net assets from operations	(313,419)	513,910	(517,490)	(209,241)	172,188	191,529

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,591	9,229	27,864	45,351	14,800	14,599
Benefit payments	(145,831)	(48,277)	(39,864)	(110,636)	(8,875)	(51,884)
Payments on termination	(1,685,938)	(750,021)	(1,797,650)	(2,731,651)	(263,369)	(394,806)
Loans-net	(3,053)	1,608	32	(124)	(2)	263
Contract Maintenance Charge	(3,577)	(2,741)	(17,755)	(23,045)	(2,038)	(2,276)
Transfers among the sub-accounts and with the
Fixed Account - net	(242,463)	2,676,737	(33,118)	395,930	227,903	(74,888)
Increase (decrease) in net assets from contract transactions	(2,062,271)	1,886,535	(1,860,491)	(2,424,175)	(31,581)	(508,992)

INCREASE (DECREASE) IN NET ASSETS	(2,375,690)	2,400,445	(2,377,981)	(2,633,416)	140,607	(317,463)
NET ASSETS AT BEGINNING OF PERIOD	8,826,081	6,425,636	8,882,162	11,515,578	2,744,226	3,061,689
NET ASSETS AT END OF PERIOD	$6,450,391	$8,826,081	$6,504,181	$8,882,162	$2,884,833	$2,744,226

UNITS OUTSTANDING
Units outstanding at beginning of period	489,025	388,153	547,922	689,341	166,365	197,408
Units issued	18,471	204,148	28,685	61,367	58,259	23,009
Units redeemed	(141,564)	(103,276)	(142,933)	(202,786)	(53,234)	(54,052)
Units outstanding at end of period	365,932	489,025	433,674	547,922	171,390	166,365

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
58

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust		MFS New Discovery		MFS Research
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,802)	$(9,469)	$(84,098)	$(101,890)	$(10,854)	$(13,661)
Net realized gains (losses)	268,631	249,510	250,900	1,605,991	185,549	474,841
Change in unrealized gains (losses)	(271,931)	(101,735)	(308,495)	(2,154,669)	(164,205)	(301,485)
Increase (decrease) in net assets from operations	(13,102)	138,306	(141,693)	(650,568)	10,490	159,695

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,371	19,642	69,236	73,836	10,100	4,783
Benefit payments	(30,066)	(52,453)	(35,933)	(62,161)	(5,642)	(24,108)
Payments on termination	(164,059)	(215,606)	(573,278)	(801,304)	(92,187)	(635,433)
Loans-net	—	—	—	—	—	—
Contract Maintenance Charge	(1,175)	(1,286)	(2,914)	(3,470)	(805)	(867)
Transfers among the sub-accounts and with the
Fixed Account - net	(116,940)	57,886	(139,179)	(590,577)	366,397	(289,133)
Increase (decrease) in net assets from contract transactions	(293,869)	(191,817)	(682,068)	(1,383,676)	277,863	(944,758)

INCREASE (DECREASE) IN NET ASSETS	(306,971)	(53,511)	(823,761)	(2,034,244)	288,353	(785,063)
NET ASSETS AT BEGINNING OF PERIOD	1,704,878	1,758,389	5,612,818	7,647,062	1,389,161	2,174,224
NET ASSETS AT END OF PERIOD	$1,397,907	$1,704,878	$4,789,057	$5,612,818	$1,677,514	$1,389,161

UNITS OUTSTANDING
Units outstanding at beginning of period	101,085	112,549	268,521	344,543	78,188	135,138
Units issued	3,998	13,052	19,100	19,651	32,610	8,037
Units redeemed	(22,448)	(24,516)	(51,810)	(95,673)	(12,747)	(64,987)
Units outstanding at end of period	82,635	101,085	235,811	268,521	98,051	78,188

See notes to financial statements.
59

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return		MFS High Yield (Service Class)		MFS Investors Growth Stock (Service Class)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$94,083	$41,852	$152,654	$134,115	$8,325	$(82,473)
Net realized gains (losses)	731,327	865,004	(19,536)	41,904	2,046,044	1,070,321
Change in unrealized gains (losses)	(983,048)	(159,282)	(290,564)	(119,339)	(2,005,194)	(440,702)
Increase (decrease) in net assets from operations	(157,638)	747,574	(157,446)	56,680	49,175	547,146

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	64,924	48,484	6,770	11,896	6,512	21,338
Benefit payments	(488,137)	(229,351)	(30,375)	(83,349)	(17,207)	(49,248)
Payments on termination	(1,247,142)	(1,992,569)	(799,887)	(991,018)	(434,261)	(1,614,647)
Loans-net	224	223	—	—	16	(261)
Contract Maintenance Charge	(3,643)	(4,153)	(6,823)	(8,881)	(3,048)	(14,895)
Transfers among the sub-accounts and with the
Fixed Account - net	(163,999)	(59,254)	49,646	18,920	(5,364,723)	(260,461)
Increase (decrease) in net assets from contract transactions	(1,837,773)	(2,236,620)	(780,669)	(1,052,432)	(5,812,711)	(1,918,174)

INCREASE (DECREASE) IN NET ASSETS	(1,995,411)	(1,489,046)	(938,115)	(995,752)	(5,763,536)	(1,371,028)
NET ASSETS AT BEGINNING OF PERIOD	10,290,233	11,779,279	3,548,343	4,544,095	5,763,536	7,134,564
NET ASSETS AT END OF PERIOD	$8,294,822	$10,290,233	$2,610,228	$3,548,343	$—	$5,763,536

UNITS OUTSTANDING
Units outstanding at beginning of period	495,775	603,306	223,570	288,890	312,240	422,972
Units issued	20,171	37,643	12,366	23,337	2,875	10,509
Units redeemed	(106,899)	(145,174)	(60,835)	(88,657)	(315,115)	(121,241)
Units outstanding at end of period	409,047	495,775	175,101	223,570	—	312,240

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
60

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account		Sub-Account
	MFS Investors Growth Stock Portfolio (Service Class)*	MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)
	2015	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,937)	$(9,740)	$(11,033)	$(50,121)	$(64,862)
Net realized gains (losses)	249,611	186,166	218,594	119,073	1,106,190
Change in unrealized gains (losses)	(342,769)	(190,322)	(108,241)	(152,116)	(1,469,866)
Increase (decrease) in net assets from operations	(129,095)	(13,896)	99,320	(83,164)	(428,538)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,980	680	3,930	85,803	7,415
Benefit payments	(22,571)	(4,002)	(83)	(53,566)	(79,582)
Payments on termination	(796,539)	(158,501)	(323,670)	(435,909)	(1,029,524)
Loans-net	48	—	—	(1,221)	170
Contract Maintenance Charge	(8,005)	(1,582)	(1,809)	(1,552)	(1,878)
Transfers among the sub-accounts and with the
Fixed Account - net	5,223,621	(66,652)	5,341	(169,397)	(136,311)
Increase (decrease) in net assets from contract transactions	4,409,534	(230,057)	(316,291)	(575,842)	(1,239,710)

INCREASE (DECREASE) IN NET ASSETS	4,280,439	(243,953)	(216,971)	(659,006)	(1,668,248)
NET ASSETS AT BEGINNING OF PERIOD	—	1,146,792	1,363,763	3,526,787	5,195,035
NET ASSETS AT END OF PERIOD	$4,280,439	$902,839	$1,146,792	$2,867,781	$3,526,787

UNITS OUTSTANDING
Units outstanding at beginning of period	—	59,464	77,083	180,046	242,148
Units issued	295,569	1,371	2,623	11,927	14,607
Units redeemed	(59,228)	(13,354)	(20,242)	(39,892)	(76,709)
Units outstanding at end of period	236,341	47,481	59,464	152,081	180,046

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
61

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return (Service Class)		MFS Utilities (Service Class)		MFS Value (Service Class)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$33,475	$2,817	$52,603	$11,808	$9,412	$(6,843)
Net realized gains (losses)	402,731	591,437	243,744	315,103	300,609	353,268
Change in unrealized gains (losses)	(524,076)	(234,970)	(639,911)	(67,188)	(353,022)	(148,938)
Increase (decrease) in net assets from operations	(87,870)	359,284	(343,564)	259,723	(43,001)	197,487

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,285	11,620	5	—	1,988	3,671
Benefit payments	(84,299)	(54,626)	(5,425)	(1,304)	(51,478)	(54,044)
Payments on termination	(1,211,754)	(2,347,157)	(270,843)	(480,451)	(442,838)	(588,572)
Loans-net	—	—	—	111	—	—
Contract Maintenance Charge	(8,996)	(11,166)	(711)	(781)	(2,472)	(3,029)
Transfers among the sub-accounts and with the
Fixed Account - net	13,470	(97,148)	(120,782)	(151,592)	(2,170)	(134,515)
Increase (decrease) in net assets from contract transactions	(1,286,294)	(2,498,477)	(397,756)	(634,017)	(496,970)	(776,489)

INCREASE (DECREASE) IN NET ASSETS	(1,374,164)	(2,139,193)	(741,320)	(374,294)	(539,971)	(579,002)
NET ASSETS AT BEGINNING OF PERIOD	5,446,127	7,585,320	2,404,724	2,779,018	2,233,890	2,812,892
NET ASSETS AT END OF PERIOD	$4,071,963	$5,446,127	$1,663,404	$2,404,724	$1,693,919	$2,233,890

UNITS OUTSTANDING
Units outstanding at beginning of period	343,502	508,904	70,176	90,265	107,443	146,794
Units issued	6,672	15,403	10,235	6,224	5,528	5,186
Units redeemed	(87,679)	(180,805)	(22,915)	(26,313)	(29,569)	(44,537)
Units outstanding at end of period	262,495	343,502	57,496	70,176	83,402	107,443

See notes to financial statements.
62

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Main Street Small Cap (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,286)	$(29,814)	$(26,720)	$(45,002)	$(178,975)	$(216,264)
Net realized gains (losses)	312,736	261,499	681,610	857,416	4,121,602	5,634,347
Change in unrealized gains (losses)	(204,147)	(185,868)	(500,880)	(771,371)	(5,263,437)	(3,332,514)
Increase (decrease) in net assets from operations	85,303	45,817	154,010	41,043	(1,320,810)	2,085,569

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,656	5,894	26,322	73,183	91,782	76,962
Benefit payments	(13,867)	(2,367)	(85,143)	(75,144)	(190,461)	(230,839)
Payments on termination	(438,179)	(586,930)	(934,504)	(1,918,650)	(4,149,877)	(4,283,851)
Loans-net	—	—	953	939	(3,989)	2,313
Contract Maintenance Charge	(2,770)	(3,443)	(3,371)	(3,864)	(18,711)	(22,887)
Transfers among the sub-accounts and with the
Fixed Account - net	52,203	(110,707)	(210,048)	70,028	(146,587)	(1,156,059)
Increase (decrease) in net assets from contract transactions	(396,957)	(697,553)	(1,205,791)	(1,853,508)	(4,417,843)	(5,614,361)

INCREASE (DECREASE) IN NET ASSETS	(311,654)	(651,736)	(1,051,781)	(1,812,465)	(5,738,653)	(3,528,792)
NET ASSETS AT BEGINNING OF PERIOD	1,620,307	2,272,043	5,513,034	7,325,499	21,797,184	25,325,976
NET ASSETS AT END OF PERIOD	$1,308,653	$1,620,307	$4,461,253	$5,513,034	$16,058,531	$21,797,184

UNITS OUTSTANDING
Units outstanding at beginning of period	102,308	149,143	289,972	387,230	897,541	1,147,025
Units issued	6,225	8,763	12,279	23,824	42,358	61,367
Units redeemed	(29,518)	(55,598)	(72,313)	(121,082)	(227,200)	(310,851)
Units outstanding at end of period	79,015	102,308	229,938	289,972	712,699	897,541

See notes to financial statements.
63

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Panorama Series Fund, Inc. (Service Shares ("SS"))		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer International Growth (SS)		Foreign Bond (US Dollar-Hedged)		Money Market*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,301)	$(9,263)	$130,264	$37,622	$(202,189)	$(304,899)
Net realized gains (losses)	160,663	148,885	224,687	143,657	1,461	150
Change in unrealized gains (losses)	(122,928)	(283,324)	(470,261)	931,841	—	—
Increase (decrease) in net assets from operations	29,434	(143,702)	(115,310)	1,113,120	(200,728)	(304,749)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,130	1,158	45,639	53,848	48,910	120,626
Benefit payments	(12,575)	(11,386)	(83,197)	(164,097)	(137,321)	(576,442)
Payments on termination	(148,183)	(152,600)	(2,204,970)	(2,580,118)	(3,875,838)	(8,969,017)
Loans-net	(1,289)	1,608	343	277	421	435
Contract Maintenance Charge	(410)	(451)	(14,239)	(18,081)	(42,538)	(54,801)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,078)	(86,735)	(287,398)	(609,795)	1,595,801	1,391,934
Increase (decrease) in net assets from contract transactions	(172,405)	(248,406)	(2,543,822)	(3,317,966)	(2,410,565)	(8,087,265)

INCREASE (DECREASE) IN NET ASSETS	(142,971)	(392,108)	(2,659,132)	(2,204,846)	(2,611,293)	(8,392,014)
NET ASSETS AT BEGINNING OF PERIOD	1,440,058	1,832,166	11,325,072	13,529,918	14,625,824	23,017,838
NET ASSETS AT END OF PERIOD	$1,297,087	$1,440,058	$8,665,940	$11,325,072	$12,014,531	$14,625,824

UNITS OUTSTANDING
Units outstanding at beginning of period	73,144	85,513	677,742	889,828	1,456,221	2,274,549
Units issued	2,270	4,019	50,191	48,308	262,602	377,870
Units redeemed	(10,420)	(16,388)	(203,676)	(260,394)	(503,737)	(1,196,198)
Units outstanding at end of period	64,994	73,144	524,257	677,742	1,215,086	1,456,221

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
64

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Real Return		PIMCO VIT Total Return		VT High Yield
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$216,079	$(24,430)	$1,178,067	$280,444	$101,607	$127,157
Net realized gains (losses)	(38,397)	(701)	698,305	535,507	(13,558)	13,095
Change in unrealized gains (losses)	(567,949)	316,723	(2,197,355)	490,178	(201,676)	(120,805)
Increase (decrease) in net assets from operations	(390,267)	291,592	(320,983)	1,306,129	(113,627)	19,447

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,183	44,539	146,657	188,147	664	665
Benefit payments	(114,403)	(113,023)	(586,956)	(649,007)	(12,870)	(5,176)
Payments on termination	(1,983,313)	(3,176,636)	(6,775,481)	(11,045,927)	(180,183)	(811,653)
Loans-net	132	(11)	4,289	4,183	—	—
Contract Maintenance Charge	(22,139)	(29,825)	(35,107)	(46,727)	(437)	(469)
Transfers among the sub-accounts and with the
Fixed Account - net	(397,134)	(503,365)	(655,453)	(1,084,747)	(47,763)	(5,706)
Increase (decrease) in net assets from contract transactions	(2,493,674)	(3,778,321)	(7,902,051)	(12,634,078)	(240,589)	(822,339)

INCREASE (DECREASE) IN NET ASSETS	(2,883,941)	(3,486,729)	(8,223,034)	(11,327,949)	(354,216)	(802,892)
NET ASSETS AT BEGINNING OF PERIOD	11,717,515	15,204,244	40,788,588	52,116,537	1,950,307	2,753,199
NET ASSETS AT END OF PERIOD	$8,833,574	$11,717,515	$32,565,554	$40,788,588	$1,596,091	$1,950,307

UNITS OUTSTANDING
Units outstanding at beginning of period	841,965	1,108,732	2,456,677	3,236,421	90,783	128,007
Units issued	23,899	55,030	133,858	169,182	2,287	4,595
Units redeemed	(202,843)	(321,797)	(607,541)	(948,926)	(13,417)	(41,819)
Units outstanding at end of period	663,021	841,965	1,982,994	2,456,677	79,653	90,783

See notes to financial statements.
65

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Rydex Variable Trust		Rydex Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		Guggenheim VIF Long Short Equity		Rydex VIF NASDAQ-100
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,182)	$(1,869)	$(17,599)	$(25,003)	$(15,686)	$(14,614)
Net realized gains (losses)	(80,462)	(110,668)	60,585	104,430	161,679	152,720
Change in unrealized gains (losses)	41,117	(120,391)	(44,150)	(78,242)	(88,154)	(1,016)
Increase (decrease) in net assets from operations	(42,527)	(232,928)	(1,164)	1,185	57,839	137,090

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,158	10,176	5,020	5,771	24	24
Benefit payments	(7,239)	(334,341)	(17,590)	(5,854)	(3,183)	(5,974)
Payments on termination	(281,764)	(305,770)	(234,251)	(588,481)	(115,750)	(146,216)
Loans-net	(1,121)	1,720	—	—	—	—
Contract Maintenance Charge	(834)	(1,050)	(2,216)	(3,691)	(172)	(180)
Transfers among the sub-accounts and with the
Fixed Account - net	(57,254)	(67,165)	947	(68,736)	(105,463)	176,620
Increase (decrease) in net assets from contract transactions	(339,054)	(696,430)	(248,090)	(660,991)	(224,544)	24,274

INCREASE (DECREASE) IN NET ASSETS	(381,581)	(929,358)	(249,254)	(659,806)	(166,705)	161,364
NET ASSETS AT BEGINNING OF PERIOD	1,880,580	2,809,938	1,235,295	1,895,101	1,060,933	899,569
NET ASSETS AT END OF PERIOD	$1,498,999	$1,880,580	$986,041	$1,235,295	$894,228	$1,060,933

UNITS OUTSTANDING
Units outstanding at beginning of period	126,430	169,184	85,729	133,143	80,071	74,992
Units issued	3,495	10,072	6,380	5,526	2,975	16,328
Units redeemed	(25,687)	(52,826)	(23,921)	(52,940)	(21,418)	(11,249)
Units outstanding at end of period	104,238	126,430	68,188	85,729	61,628	80,071

See notes to financial statements.
66

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	T. Rowe Price Equity Income		T. Rowe Price Mid-Cap Growth		T. Rowe Price New America Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,368	$17,229	$(161,417)	$(172,004)	$(46,243)	$(44,174)
Net realized gains (losses)	802,823	840,563	1,819,712	1,730,505	415,863	523,334
Change in unrealized gains (losses)	(1,701,015)	(188,611)	(1,130,657)	(376,484)	(163,383)	(258,417)
Increase (decrease) in net assets from operations	(878,824)	669,181	527,638	1,182,017	206,237	220,743

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	112,326	45,381	51,883	38,098	43,977	37,204
Benefit payments	(102,996)	(457,093)	(159,299)	(169,016)	(1,108)	(9,127)
Payments on termination	(1,352,168)	(1,793,820)	(1,355,475)	(1,411,278)	(330,792)	(156,536)
Loans-net	762	584	(3)	23	—	—
Contract Maintenance Charge	(4,790)	(5,651)	(5,233)	(5,622)	(1,130)	(1,126)
Transfers among the sub-accounts and with the
Fixed Account - net	(852,508)	331,040	(182,263)	(120,036)	36,896	(55,776)
Increase (decrease) in net assets from contract transactions	(2,199,374)	(1,879,559)	(1,650,390)	(1,667,831)	(252,157)	(185,361)

INCREASE (DECREASE) IN NET ASSETS	(3,078,198)	(1,210,378)	(1,122,752)	(485,814)	(45,920)	35,382
NET ASSETS AT BEGINNING OF PERIOD	11,805,765	13,016,143	10,753,347	11,239,161	3,023,913	2,988,531
NET ASSETS AT END OF PERIOD	$8,727,567	$11,805,765	$9,630,595	$10,753,347	$2,977,993	$3,023,913

UNITS OUTSTANDING
Units outstanding at beginning of period	510,145	592,874	315,292	365,940	160,880	171,332
Units issued	14,520	52,408	4,122	3,640	28,802	13,122
Units redeemed	(113,605)	(135,137)	(51,137)	(54,288)	(41,534)	(23,574)
Units outstanding at end of period	411,060	510,145	268,277	315,292	148,148	160,880

See notes to financial statements.
67

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price Equity Series, Inc. II		T. Rowe Price Equity Series, Inc. II		T. Rowe Price International Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	T. Rowe Price Blue Chip Growth II		T. Rowe Price Equity Income II		T. Rowe Price International Stock
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(182,055)	$(248,236)	$(6,366)	$(17,419)	$(21,490)	$(25,352)
Net realized gains (losses)	2,150,736	2,960,735	1,342,381	1,694,462	150,488	229,687
Change in unrealized gains (losses)	(932,650)	(1,628,765)	(2,592,967)	(683,747)	(180,761)	(299,055)
Increase (decrease) in net assets from operations	1,036,031	1,083,734	(1,256,952)	993,296	(51,763)	(94,720)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,783	69,856	58,032	73,538	55,880	56,254
Benefit payments	(82,566)	(77,723)	(120,225)	(58,129)	(30,450)	(50,791)
Payments on termination	(3,004,703)	(3,624,159)	(3,308,214)	(4,621,217)	(520,271)	(782,155)
Loans-net	488	129	916	618	432	433
Contract Maintenance Charge	(21,549)	(27,758)	(28,733)	(37,345)	(1,266)	(1,393)
Transfers among the sub-accounts and with the
Fixed Account - net	(844,696)	(2,342,507)	182,284	(1,208,322)	95,132	(51,664)
Increase (decrease) in net assets from contract transactions	(3,902,243)	(6,002,162)	(3,215,940)	(5,850,857)	(400,543)	(829,316)

INCREASE (DECREASE) IN NET ASSETS	(2,866,212)	(4,918,428)	(4,472,892)	(4,857,561)	(452,306)	(924,036)
NET ASSETS AT BEGINNING OF PERIOD	12,944,128	17,862,556	17,127,220	21,984,781	3,202,892	4,126,928
NET ASSETS AT END OF PERIOD	$10,077,916	$12,944,128	$12,654,328	$17,127,220	$2,750,586	$3,202,892

UNITS OUTSTANDING
Units outstanding at beginning of period	644,738	951,619	971,134	1,314,229	263,763	327,504
Units issued	22,778	37,251	51,138	26,355	23,287	57,244
Units redeemed	(207,340)	(344,132)	(238,101)	(369,450)	(57,258)	(120,985)
Units outstanding at end of period	460,176	644,738	784,171	971,134	229,792	263,763

See notes to financial statements.
68

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Growth*		Morgan Stanley UIF Mid Cap Growth*		Morgan Stanley UIF Growth (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(126,708)	$(132,473)	$(22,483)	$(26,306)	$(28,778)	$(26,485)
Net realized gains (losses)	1,729,379	1,592,502	274,390	358,764	424,250	320,625
Change in unrealized gains (losses)	(773,111)	(1,068,896)	(363,663)	(325,612)	(184,842)	(237,402)
Increase (decrease) in net assets from operations	829,560	391,133	(111,756)	6,846	210,630	56,738

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,369	4,933	1,788	1,788	5,257	13,368
Benefit payments	(17,580)	(35,446)	(2,333)	(55,033)	(46,785)	(8,423)
Payments on termination	(959,534)	(1,474,391)	(160,436)	(306,721)	(431,927)	(472,671)
Loans-net	631	652	—	—	—	—
Contract Maintenance Charge	(1,505)	(1,657)	(563)	(662)	(556)	(690)
Transfers among the sub-accounts and with the
Fixed Account - net	(240,444)	(59,857)	(3,299)	(55,223)	(72,474)	755,346
Increase (decrease) in net assets from contract transactions	(1,214,063)	(1,565,766)	(164,843)	(415,851)	(546,485)	286,930

INCREASE (DECREASE) IN NET ASSETS	(384,503)	(1,174,633)	(276,599)	(409,005)	(335,855)	343,668
NET ASSETS AT BEGINNING OF PERIOD	8,228,232	9,402,865	1,642,242	2,051,247	2,166,251	1,822,583
NET ASSETS AT END OF PERIOD	$7,843,729	$8,228,232	$1,365,643	$1,642,242	$1,830,396	$2,166,251

UNITS OUTSTANDING
Units outstanding at beginning of period	335,420	401,201	76,908	96,671	93,427	82,799
Units issued	3,352	14,159	576	1,915	7,846	35,449
Units redeemed	(49,297)	(79,940)	(8,491)	(21,678)	(29,791)	(24,821)
Units outstanding at end of period	289,475	335,420	68,993	76,908	71,482	93,427

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
69

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		Van Eck Worldwide Insurance Trust		Van Eck Worldwide Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF U.S. Real Estate (Class II)*		Van Eck VIP Emerging Markets		Van Eck VIP Global Hard Assets
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40,182)	$(46,221)	$(21,494)	$(32,845)	$(38,131)	$(65,915)
Net realized gains (losses)	671,078	744,828	31,243	375,381	(181,018)	77,090
Change in unrealized gains (losses)	(583,147)	2,105,612	(318,923)	(388,151)	(621,077)	(775,724)
Increase (decrease) in net assets from operations	47,749	2,804,219	(309,174)	(45,615)	(840,226)	(764,549)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	57,055	54,646	6,649	12,204	38,129	44,362
Benefit payments	(44,886)	(446,002)	(29,899)	(14,709)	(54,829)	(30,775)
Payments on termination	(1,928,337)	(2,975,054)	(660,608)	(1,016,416)	(597,806)	(1,034,156)
Loans-net	50	50	100	100	100	100
Contract Maintenance Charge	(20,069)	(25,706)	(1,406)	(1,865)	(1,283)	(1,817)
Transfers among the sub-accounts and with the
Fixed Account - net	(127,374)	(929,516)	15,067	(119,935)	(37,936)	27,674
Increase (decrease) in net assets from contract transactions	(2,063,561)	(4,321,582)	(670,097)	(1,140,621)	(653,625)	(994,612)

INCREASE (DECREASE) IN NET ASSETS	(2,015,812)	(1,517,363)	(979,271)	(1,186,236)	(1,493,851)	(1,759,161)
NET ASSETS AT BEGINNING OF PERIOD	10,487,574	12,004,937	2,677,087	3,863,323	3,082,005	4,841,166
NET ASSETS AT END OF PERIOD	$8,471,762	$10,487,574	$1,697,816	$2,677,087	$1,588,154	$3,082,005

UNITS OUTSTANDING
Units outstanding at beginning of period	431,441	624,949	99,847	141,415	125,791	157,009
Units issued	38,233	18,428	7,153	5,285	12,076	9,576
Units redeemed	(122,371)	(211,936)	(32,140)	(46,853)	(38,946)	(40,794)
Units outstanding at end of period	347,303	431,441	74,860	99,847	98,921	125,791

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
70

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Van Eck Worldwide Insurance Trust		Wells Fargo Variable Trust		Wells Fargo Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	Van Eck VIP Multi-Manager Alternatives*		Wells Fargo VT Discovery*		Wells Fargo VT Opportunity*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,723)	$(13,889)	$(56,363)	$(75,279)	$(65,179)	$(81,192)
Net realized gains (losses)	16,379	24,520	689,633	1,394,857	693,990	408,322
Change in unrealized gains (losses)	(18,905)	(33,805)	(701,247)	(1,457,961)	(828,270)	119,888
Increase (decrease) in net assets from operations	(7,249)	(23,174)	(67,977)	(138,383)	(199,459)	447,018

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,230	2,870	13,364	12,277	16,479	20,732
Benefit payments	(828)	—	(84,733)	(67,592)	(33,436)	(83,887)
Payments on termination	(48,408)	(285,326)	(497,819)	(436,710)	(646,078)	(815,758)
Loans-net	—	—	91	90	97	132
Contract Maintenance Charge	(957)	(2,389)	(2,265)	(2,525)	(3,155)	(3,580)
Transfers among the sub-accounts and with the
Fixed Account - net	(684,519)	36,331	194,048	(1,638,577)	(126,517)	(354,319)
Increase (decrease) in net assets from contract transactions	(733,482)	(248,514)	(377,314)	(2,133,037)	(792,610)	(1,236,680)

INCREASE (DECREASE) IN NET ASSETS	(740,731)	(271,688)	(445,291)	(2,271,420)	(992,069)	(789,662)
NET ASSETS AT BEGINNING OF PERIOD	740,731	1,012,419	3,682,641	5,954,061	5,014,700	5,804,362
NET ASSETS AT END OF PERIOD	$—	$740,731	$3,237,350	$3,682,641	$4,022,631	$5,014,700

UNITS OUTSTANDING
Units outstanding at beginning of period	72,074	96,198	145,904	234,466	253,304	319,097
Units issued	1,041	6,771	17,742	22,789	4,473	15,117
Units redeemed	(73,115)	(30,895)	(31,233)	(111,351)	(45,043)	(80,910)
Units outstanding at end of period	—	72,074	132,413	145,904	212,734	253,304

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.
71

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

On July 17, 2013, Resolution Life Holdings, Inc. (“Holdings”) executed a Stock Purchase Agreement (the “Transaction”) to acquire 100% of Lincoln Benefit from Allstate Life Insurance Company (“Allstate”). In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit’s outstanding capital stock to Resolution Life, Inc. pursuant to an Assignment Agreement. The closing date of the transaction was April 1, 2014. Prior to April 1, 2014, Lincoln Benefit was wholly owned by Allstate, an indirectly wholly owned subsidiary of The Allstate Corporation.

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative servicing agreement (the “Agreement”) with Allstate, whereby Allstate agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

Lincoln Benefit issues six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

The Alger Portfolios (Class 1-2)	Deutsche Variable Series I
Alger Capital Appreciation (Class 1-2)	Deutsche Bond VIP A
Alger Growth & Income (Class 1-2)	Deutsche Core Equity VIP A
Alger Large Cap Growth (Class 1-2)	Deutsche CROCI® International VIP A*
Alger Mid Cap Growth (Class 1-2)	Deutsche Global Small Cap VIP A
Alger Small Cap Growth (Class 1-2)
Deutsche Variable Series II
The Alger Portfolios (Class S)	Deutsche Global Income Builder VIP A II
Alger Capital Appreciation (Class S)
Alger Large Cap Growth (Class S)	Federated Insurance Series
Alger Mid Cap Growth (Class S)	Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Deutsche Variable Insurance Trust Funds	Federated Managed Volatility Fund II
Deutsche Equity 500 Index VIP B
Deutsche Small Cap Index VIP B

72

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Fidelity Variable Insurance Products Fund	Janus Aspen Series (Service Shares)
VIP Asset Manager	Balanced (Service Shares)
VIP Contrafund	Forty Portfolio (Service Shares)
VIP Equity-Income	Global Research (Service Shares)
VIP Government Money Market*	Overseas (Service Shares)
VIP Growth	Perkins Mid Cap Value Portfolio (Service Shares)
VIP Index 500
VIP Overseas	Lazard Retirement Series, Inc.
Emerging Markets Equity
Fidelity Variable Insurance Products Fund (Service	International Equity
Class 2)
VIP Asset Manager (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Contrafund (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Equity-Income (Service Class 2)
VIP Government Money Market (Service Class 2)*	Legg Mason Partners Variable Income Trust
VIP Growth (Service Class 2)	Western Asset Variable Global High Yield Bond Portfolio II
VIP Index 500 (Service Class 2)
VIP Investment Grade Bond (Service Class 2)	MFS Variable Insurance Trust
VIP Overseas (Service Class 2)	MFS Growth
MFS Investors Trust
Goldman Sachs Variable Insurance Trust	MFS New Discovery
VIT Mid Cap Value*	MFS Research
VIT Small Cap Equity Insights	MFS Total Return
VIT Strategic International Equity
MFS Variable Insurance Trust (Service Class)
Invesco Investment Services	MFS High Yield (Service Class)
Invesco V.I. American Franchise	MFS Investors Growth Stock Portfolio (Service Class)*
Invesco V.I. American Value	MFS Investors Trust (Service Class)
Invesco V.I. High Yield	MFS New Discovery (Service Class)
Invesco V.I. Value Opportunities	MFS Total Return (Service Class)
MFS Utilities (Service Class)
Invesco Investment Services (Series II)	MFS Value (Service Class)
Invesco V.I. American Franchise II
Invesco V.I. Core Equity II	Oppenheimer Variable Account Funds
Invesco V.I. Government Securities II	(Service Shares (“SS”))
Invesco V.I. Growth and Income II	Oppenheimer Discovery Mid Cap Growth (SS)
Invesco V.I. Mid Cap Core Equity II	Oppenheimer Global (SS)
Invesco V.I. Mid Cap Growth II	Oppenheimer Main Street Small Cap (SS)
Invesco V.I. Value Opportunities II
Panorama Series Fund, Inc. (Service Shares (“SS”))
J.P. Morgan Series Trust II	Oppenheimer International Growth (SS)
JPMorgan IT Small Cap Core Portfolio
PIMCO Variable Insurance Trust
Janus Aspen Series	Foreign Bond (US Dollar-Hedged)
Balanced	Money Market*
Enterprise	PIMCO VIT Real Return
Flexible Bond	PIMCO VIT Total Return
Forty Portfolio
Global Research	Putnam Variable Trust
Janus Portfolio	VT High Yield
VT International Value

73

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Rydex Variable Trust	The Universal Institutional Funds, Inc.
Guggenheim VIF Long Short Equity	Morgan Stanley UIF Growth*
Rydex VIF NASDAQ-100	Morgan Stanley UIF Mid Cap Growth*

T. Rowe Price Equity Series, Inc.	The Universal Institutional Funds, Inc. (Class II)
T. Rowe Price Equity Income	Morgan Stanley UIF Growth (Class II)*
T. Rowe Price Mid-Cap Growth	Morgan Stanley UIF U.S. Real Estate (Class II)*
T. Rowe Price New America Growth
Van Eck Worldwide Insurance Trust
T. Rowe Price Equity Series, Inc. II	Van Eck VIP Emerging Markets
T. Rowe Price Blue Chip Growth II	Van Eck VIP Global Hard Assets
T. Rowe Price Equity Income II
Wells Fargo Variable Trust
T. Rowe Price International Series, Inc.	Wells Fargo VT Discovery*
T. Rowe Price International Stock	Wells Fargo VT Opportunity*

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:

The following sub-accounts were opened during the year ended December 31, 2015:
MFS Investors Growth Stock Portfolio (Service Class) (Fund launched on March 27, 2015)
VIT Mid Cap Value (Fund launched on May 1, 2015)

The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
March 27, 2015	MFS Investors Growth Stock (Service Class)	MFS Investors Growth Stock Portfolio (Service Class)
June 3, 2015	Van Eck VIP Multi-Manager Alternatives	PIMCO Variable Insurance Trust - Money Market

74

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)
The following sub-accounts had name changes during the year ended December 31, 2015:

Former name:	New name:
Deutsche International VIP A	Deutsche CROCI® International VIP A
Van Kampen UIF Growth	Morgan Stanley UIF Growth
Van Kampen UIF Mid Cap Growth	Morgan Stanley UIF Mid Cap Growth
Van Kampen UIF Growth (Class II)	Morgan Stanley UIF Growth (Class II)
Van Kampen UIF U.S. Real Estate (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
VIP Money Market	VIP Government Money Market
VIP Money Market (Service Class 2)	VIP Government Money Market (Service Class 2)
Wells Fargo Advantage VT Discovery	Wells Fargo VT Discovery
Wells Fargo Advantage VT Opportunity	Wells Fargo VT Opportunity

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2014:

The following sub-accounts were merged during the year ended December 31, 2014:

Date:	Merged from:	Merged to:
December 5, 2014	Clearbridge Variable All Cap Value Portfolio I	Clearbridge Variable Large Cap Value Portfolio I

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments-Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends-Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses-Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes-The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2015. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

Use of Estimates-The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

75

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

4. Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2: Assets whose values are based on the following:
(a)Quoted prices for similar assets in active markets;
(b)Quoted prices for identical or similar assets in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

Contracts in payout (annuitization) period-Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return ranges from 3.00% to 3.50%. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account-net” on the Statements of Changes in Net Assets.

5. Expenses
Mortality and Expense Risk Charge-Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.

Administrative Expense Charge-Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

Contract Maintenance Charge-Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

76

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

5. Expenses (continued)

Withdrawal Charge-In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit, and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2015 was as follows:

Purchases
Investments in The Alger Portfolios (Class 1-2) Sub-Accounts:
Alger Capital Appreciation (Class 1-2)	$1,574,634
Alger Growth & Income (Class 1-2)	492,726
Alger Large Cap Growth (Class 1-2)	976,131
Alger Mid Cap Growth (Class 1-2)	127,279
Alger Small Cap Growth (Class 1-2)	1,415,245
Investments in The Alger Portfolios (Class S) Sub-Accounts:
Alger Capital Appreciation (Class S)	731,764
Alger Large Cap Growth (Class S)	906,671
Alger Mid Cap Growth (Class S)	57,596
Investments in the Deutsche Variable Insurance Trust Funds Sub-Accounts:
Deutsche Equity 500 Index VIP B	114,990
Deutsche Small Cap Index VIP B	40,888
Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	159,463
Deutsche Core Equity VIP A	1,207,574
Deutsche CROCI® International VIP A*	220,815
Deutsche Global Small Cap VIP A	609,189
Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	209,354
Investments in the Federated Insurance Series Sub-Accounts:
Federated Fund for U.S. Government Securities II	632,622
Federated High Income Bond Fund II	1,754,430
Federated Managed Volatility Fund II	297,222
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Asset Manager	564,575
VIP Contrafund	3,891,455
VIP Equity-Income	2,198,687
VIP Government Money Market*	3,919,371
VIP Growth	854,775
VIP Index 500	1,436,798
VIP Overseas	796,390
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Asset Manager (Service Class 2)	178,021
VIP Contrafund (Service Class 2)	1,676,370
VIP Equity-Income (Service Class 2)	1,726,751
VIP Government Money Market (Service Class 2)*	1,858,076

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

77

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Growth (Service Class 2)	$393,329
VIP Index 500 (Service Class 2)	661,062
VIP Investment Grade Bond (Service Class 2)	1,221,570
VIP Overseas (Service Class 2)	491,279
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Mid Cap Value*	2,535,088
VIT Small Cap Equity Insights	105,345
VIT Strategic International Equity	16,712
Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	2,966
Invesco V.I. American Value	1,823,778
Invesco V.I. High Yield	68,198
Invesco V.I. Value Opportunities	508,306
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	15,934
Invesco V.I. Core Equity II	420,727
Invesco V.I. Government Securities II	125,368
Invesco V.I. Growth and Income II	3,547,953
Invesco V.I. Mid Cap Core Equity II	547,356
Invesco V.I. Mid Cap Growth II	574,146
Invesco V.I. Value Opportunities II	319,339
Investments in the J.P. Morgan Series Trust II Sub-Account:
JPMorgan IT Small Cap Core Portfolio	145,760
Investments in the Janus Aspen Series Sub-Accounts:
Balanced	1,787,344
Enterprise	2,443,669
Flexible Bond	497,758
Forty Portfolio	703,317
Global Research	129,913
Janus Portfolio	3,079,925
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
Balanced (Service Shares)	486,769
Forty Portfolio (Service Shares)	822,979
Global Research (Service Shares)	27,642
Overseas (Service Shares)	465,096
Perkins Mid Cap Value Portfolio (Service Shares)	999,942
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
Emerging Markets Equity	349,811
International Equity	49,419
Investments in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	652,906
Investments in the Legg Mason Partners Variable Income Trust Sub-Account:
Western Asset Variable Global High Yield Bond Portfolio II	687,250
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	761,213
MFS Investors Trust	224,024
MFS New Discovery	501,975
MFS Research	618,638
MFS Total Return	773,852

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

78

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS High Yield (Service Class)	$323,451
MFS Investors Growth Stock (Service Class)*	540,203
MFS Investors Growth Stock Portfolio (Service Class)*	5,712,774
MFS Investors Trust (Service Class)	134,855
MFS New Discovery (Service Class)	311,308
MFS Total Return (Service Class)	353,974
MFS Utilities (Service Class)	503,666
MFS Value (Service Class)	237,666
Investments in the Oppenheimer Variable Account Funds (Service Shares (“SS”)) Sub-Accounts:
Oppenheimer Discovery Mid Cap Growth (SS)	221,063
Oppenheimer Global (SS)	519,210
Oppenheimer Main Street Small Cap (SS)	3,425,127
Investments in the Panorama Series Fund, Inc. (Service Shares (“SS”)) Sub-Account:
Oppenheimer International Growth (SS)	149,920
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	1,034,620
Money Market*	2,433,241
PIMCO VIT Real Return	530,775
PIMCO VIT Total Return	3,460,144
Investments in the Putnam Variable Trust Sub-Accounts:
VT High Yield	157,247
VT International Value	59,148
Investments in the Rydex Variable Trust Sub-Accounts:
Guggenheim VIF Long Short Equity	67,303
Rydex VIF NASDAQ-100	103,961
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
T. Rowe Price Equity Income	431,723
T. Rowe Price Mid-Cap Growth	1,392,752
T. Rowe Price New America Growth	772,611
Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
T. Rowe Price Blue Chip Growth II	258,189
T. Rowe Price Equity Income II	1,103,525
Investments in the T. Rowe Price International Series, Inc. Sub-Account:
T. Rowe Price International Stock	325,371
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanely UIF Growth*	1,169,403
Morgan Stanley UIF Mid Cap Growth*	268,853
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Growth (Class II)*	392,457
Morgan Stanley UIF U.S. Real Estate (Class II)*	742,544
Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
Van Eck VIP Emerging Markets	250,664
Van Eck VIP Global Hard Assets	178,498
Van Eck VIP Multi-Manager Alternatives*	38,264
Investments in the Wells Fargo Variable Trust Sub-Accounts:
Wells Fargo VT Discovery*	829,366
Wells Fargo VT Opportunity*	520,950
$89,172,346
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

79

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

Items in the following table are notated as follows:

*
Investment Income Ratio-These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub- accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio-These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return-These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

80

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Alger Portfolios (Class 1-2) - Alger Capital Appreciation (Class 1-2)
2015	410	$15.76	—	37.25	$10,425	0.08%	1.25	—	1.80%	4.30	—	4.87%
2014	515	15.11	—	35.52	12,123	0.09	1.25	—	1.80	11.72	—	12.34
2013	577	13.52	—	31.62	12,051	0.37	1.25	—	1.80	32.78	—	33.51
2012	577	10.18	—	23.68	9,378	1.00	1.25	—	1.80	16.19	—	16.83
2011	923	8.77	—	20.27	11,846	0.11	1.25	—	1.80	(2.08)	—	(1.54)

	The Alger Portfolios (Class 1-2) - Alger Growth & Income (Class 1-2)
2015	267	11.57	—	21.35	4,565	1.68	1.25	—	1.80	(0.82)	—	(0.28)
2014	296	11.66	—	21.40	5,096	2.17	1.25	—	1.80	10.51	—	11.12
2013	358	10.55	—	19.26	5,409	1.95	1.25	—	1.80	27.60	—	28.31
2012	429	8.27	—	15.01	5,012	3.32	1.25	—	1.80	10.33	—	10.94
2011	470	7.50	—	13.53	4,958	1.72	1.25	—	1.80	4.61	—	5.19

	The Alger Portfolios (Class 1-2) - Alger Large Cap Growth (Class 1-2)
2015	289	11.16	—	19.68	4,539	—	1.25	—	1.80	(0.10)	—	0.45
2014	344	11.17	—	19.59	5,288	0.15	1.25	—	1.80	9.01	—	9.61
2013	374	10.24	—	17.88	5,437	0.76	1.25	—	1.80	32.67	—	33.40
2012	442	7.72	—	13.40	4,776	1.18	1.25	—	1.80	7.90	—	8.50
2011	535	7.16	—	12.35	5,354	1.04	1.25	—	1.80	(2.12)	—	(1.58)

	The Alger Portfolios (Class 1-2) - Alger Mid Cap Growth (Class 1-2)
2015	421	14.65	—	27.44	8,453	—	1.25	—	1.80	(3.32)	—	(2.79)
2014	490	15.15	—	28.23	10,036	—	1.25	—	1.80	6.08	—	6.67
2013	607	14.28	—	26.46	11,544	0.32	1.25	—	1.80	33.42	—	34.15
2012	719	10.70	—	19.72	10,225	—	1.25	—	1.80	14.13	—	14.76
2011	882	9.38	—	17.19	10,941	0.35	1.25	—	1.80	(9.91)	—	(9.41)

	The Alger Portfolios (Class 1-2) - Alger Small Cap Growth (Class 1-2)
2015	294	10.80	—	18.73	4,458	—	1.25	—	1.80	(5.04)	—	(4.52)
2014	348	11.38	—	19.62	5,584	—	1.25	—	1.80	(1.36)	—	(0.81)
2013	411	11.53	—	19.78	6,666	—	1.25	—	1.80	31.87	—	32.59
2012	479	8.75	—	14.92	5,756	—	1.25	—	1.80	10.49	—	11.10
2011	586	7.92	—	13.43	6,306	—	1.25	—	1.80	(4.91)	—	(4.38)

	The Alger Portfolios (Class S) - Alger Capital Appreciation (Class S)
2015	95	25.22	—	28.30	2,637	—	1.35	—	2.30	3.48	—	4.48
2014	111	24.38	—	27.09	2,938	—	1.35	—	2.30	10.84	—	11.91
2013	130	21.99	—	24.21	3,083	0.09	1.35	—	2.30	31.69	—	32.97
2012	223	16.10	—	18.20	3,997	0.60	1.35	—	2.70	11.04	—	16.30
2011	212	14.50	—	15.65	3,270	—	1.35	—	2.30	(2.91)	—	(1.97)

	The Alger Portfolios (Class S) - Alger Large Cap Growth (Class S)
2015	297	15.89	—	22.64	5,588	—	1.35	—	1.80	(0.10)	—	(0.02)
2014	339	16.04	—	17.83	6,381	—	1.35	—	2.30	8.02	—	9.07
2013	295	14.85	—	16.35	5,174	0.22	1.35	—	2.30	31.48	—	32.76
2012	380	10.89	—	12.31	4,996	0.22	1.35	—	2.70	3.02	—	7.90
2011	539	10.57	—	11.41	6,624	0.57	1.35	—	2.30	(3.04)	—	(2.10)

81

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Alger Portfolios (Class S) - Alger Mid Cap Growth (Class S)
2015	256	$14.55	—	16.33	$4,083	—%	1.35	—	2.30%	(4.15)	—	(3.22)%
2014	307	15.18	—	16.87	5,059	—	1.35	—	2.30	5.11	—	6.13
2013	385	14.44	—	15.89	5,990	—	1.35	—	2.30	32.29	—	33.58
2012	501	10.52	—	11.90	5,851	—	1.35	—	2.70	8.97	—	14.13
2011	619	9.66	—	10.43	6,344	—	1.35	—	2.30	(10.69)	—	(9.82)

	Deutsche Variable Insurance Trust Funds - Deutsche Equity 500 Index VIP B
2015	40	20.87	—	22.85	884	1.40	1.35	—	2.05	(1.15)	—	(0.45)
2014	49	21.12	—	22.95	1,081	1.66	1.35	—	2.05	10.73	—	11.52
2013	61	19.07	—	20.58	1,218	1.49	1.35	—	2.05	28.98	—	29.90
2012	100	14.64	—	15.84	1,559	1.55	1.35	—	2.15	11.94	—	13.86
2011	117	13.08	—	13.91	1,607	1.44	1.35	—	2.05	(0.58)	—	0.13

	Deutsche Variable Insurance Trust Funds - Deutsche Small Cap Index VIP B
2015	14	23.97	—	26.23	358	0.86	1.35	—	2.05	(6.81)	—	(6.14)
2014	19	25.72	—	27.95	517	0.76	1.35	—	2.05	2.33	—	3.06
2013	23	25.13	—	27.12	606	1.48	1.35	—	2.05	35.47	—	36.44
2012	30	18.37	—	19.88	592	0.57	1.35	—	2.15	12.38	—	14.31
2011	33	16.35	—	17.39	565	0.67	1.35	—	2.05	(6.53)	—	(5.86)

	Deutsche Variable Series I - Deutsche Bond VIP A
2015	191	13.13	—	14.62	2,721	3.14	1.25	—	1.80	(2.07)	—	(1.53)
2014	225	13.41	—	14.85	3,275	3.71	1.25	—	1.80	4.73	—	5.31
2013	277	12.80	—	14.10	3,843	3.75	1.25	—	1.80	(4.76)	—	(4.23)
2012	319	13.44	—	14.72	4,633	4.59	1.25	—	1.80	5.85	—	6.43
2011	386	12.70	—	13.83	5,257	4.46	1.25	—	1.80	3.80	—	4.38

	Deutsche Variable Series I - Deutsche Core Equity VIP A
2015	118	15.06	—	18.18	1,887	0.73	1.25	—	1.80	3.37	—	3.94
2014	85	14.57	—	17.49	1,336	1.08	1.25	—	1.80	9.83	—	10.44
2013	95	13.26	—	15.84	1,357	1.44	1.25	—	1.80	34.88	—	35.62
2012	96	9.83	—	11.68	1,019	1.53	1.25	—	1.80	13.74	—	14.37
2011	133	8.65	—	10.21	1,231	1.31	1.25	—	1.80	(1.92)	—	(1.38)

	Deutsche Variable Series I - Deutsche CROCI® International VIP A
2015	98	6.63	—	10.13	793	4.29	1.25	—	1.80	(7.17)	—	(6.66)
2014	145	7.14	—	10.85	1,276	1.91	1.25	—	1.80	(13.34)	—	(12.86)
2013	191	8.24	—	12.45	1,935	5.53	1.25	—	1.80	18.08	—	18.73
2012	214	6.98	—	10.49	1,773	2.25	1.25	—	1.80	18.49	—	19.14
2011	250	5.89	—	8.80	1,747	1.89	1.25	—	1.80	(18.16)	—	(17.71)

	Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2015	191	15.70	—	30.86	3,927	1.01	1.25	—	1.80	(0.64)	—	(0.10)
2014	224	15.80	—	30.89	4,632	0.86	1.25	—	1.80	(5.84)	—	(5.32)
2013	231	16.78	—	32.62	5,218	0.65	1.25	—	1.80	33.52	—	34.25
2012	300	12.57	—	24.30	4,950	0.71	1.25	—	1.80	13.31	—	13.93
2011	371	11.09	—	21.33	5,434	1.78	1.25	—	1.80	(11.50)	—	(11.02)

82

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2015	202	$13.52	—	14.34	$2,826	3.20%	1.25	—	1.80%	(3.20)	—	(2.67)%
2014	226	13.97	—	14.73	3,264	3.09	1.25	—	1.80	1.98	—	2.54
2013	251	13.70	—	14.37	3,534	2.10	1.25	—	1.80	14.55	—	15.18
2012	282	11.96	—	12.47	3,458	1.58	1.25	—	1.80	10.96	—	11.57
2011	326	10.78	—	11.18	3,589	1.66	1.25	—	1.80	(3.18)	—	(2.65)

	Federated Insurance Series - Federated Fund for U.S. Government Securities II
2015	454	14.65	—	16.57	7,324	2.76	1.25	—	1.80	(1.28)	—	(0.73)
2014	546	14.84	—	16.69	8,901	2.90	1.25	—	1.80	2.76	—	3.32
2013	621	14.44	—	16.16	9,848	3.52	1.25	—	1.80	(3.80)	—	(3.27)
2012	766	15.01	—	16.70	12,591	4.00	1.25	—	1.80	1.13	—	1.69
2011	914	14.85	—	16.42	14,739	4.16	1.25	—	1.80	3.90	—	4.47

	Federated Insurance Series - Federated High Income Bond Fund II
2015	339	19.20	—	20.27	7,107	5.86	1.25	—	1.80	(4.31)	—	(3.78)
2014	416	20.06	—	21.07	9,009	6.49	1.25	—	1.80	0.86	—	1.42
2013	525	19.89	—	20.77	11,248	7.11	1.25	—	1.80	5.08	—	5.66
2012	615	18.93	—	19.66	12,490	8.01	1.25	—	1.80	12.65	—	13.27
2011	669	16.80	—	17.36	11,919	8.82	1.25	—	1.80	3.30	—	3.86

	Federated Insurance Series - Federated Managed Volatility Fund II
2015	131	12.37	—	14.78	2,135	4.66	1.25	—	1.80	(9.21)	—	(8.71)
2014	153	13.62	—	16.18	2,721	3.55	1.25	—	1.80	2.06	—	2.62
2013	186	13.34	—	15.77	3,184	3.24	1.25	—	1.80	19.57	—	20.23
2012	274	11.16	—	13.12	3,683	2.69	1.25	—	1.80	11.52	—	12.14
2011	218	10.01	—	11.70	2,801	3.82	1.25	—	1.80	2.91	—	3.48

	Fidelity Variable Insurance Products Fund - VIP Asset Manager
2015	188	14.53	—	18.51	3,954	1.56	1.25	—	1.80	(1.64)	—	(1.10)
2014	205	14.77	—	18.72	4,388	1.45	1.25	—	1.80	3.94	—	4.52
2013	237	14.21	—	17.91	4,821	1.48	1.25	—	1.80	13.64	—	14.27
2012	290	12.51	—	15.67	4,999	1.46	1.25	—	1.80	10.47	—	11.08
2011	354	11.32	—	14.11	5,396	1.72	1.25	—	1.80	(4.30)	—	(3.77)

	Fidelity Variable Insurance Products Fund - VIP Contrafund
2015	1,126	19.92	—	29.92	31,018	0.98	1.25	—	1.80	(1.12)	—	(0.58)
2014	1,335	20.15	—	30.09	36,707	0.90	1.25	—	1.80	9.95	—	10.55
2013	1,568	18.33	—	27.22	39,007	1.03	1.25	—	1.80	28.95	—	29.66
2012	1,865	14.21	—	20.99	35,521	1.33	1.25	—	1.80	14.33	—	14.97
2011	2,112	12.43	—	18.26	35,372	0.92	1.25	—	1.80	(4.26)	—	(3.73)

	Fidelity Variable Insurance Products Fund - VIP Equity-Income
2015	554	17.02	—	20.39	14,339	3.07	1.25	—	1.80	(5.68)	—	(5.16)
2014	630	18.04	—	21.50	17,038	2.74	1.25	—	1.80	6.78	—	7.37
2013	723	16.90	—	20.02	18,031	2.42	1.25	—	1.80	25.86	—	26.56
2012	859	13.43	—	15.82	16,894	2.99	1.25	—	1.80	15.21	—	15.85
2011	1,058	11.65	—	13.66	17,686	2.29	1.25	—	1.80	(0.83)	—	(0.28)

83

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity Variable Insurance Products Fund - VIP Government Money Market
2015	966	$10.04	—	11.79	$10,999	0.03%	1.25	—	1.80%	(1.76)	—	(1.21)%
2014	1,233	10.22	—	11.93	14,234	0.01	1.25	—	1.80	(1.77)	—	(1.23)
2013	1,453	10.40	—	12.08	17,044	0.03	1.25	—	1.80	(1.76)	—	(1.21)
2012	1,838	10.59	—	12.23	21,681	0.14	1.25	—	1.80	(1.66)	—	(1.11)
2011	2,196	10.76	—	12.37	26,380	0.11	1.25	—	1.80	(1.67)	—	(1.13)

	Fidelity Variable Insurance Products Fund - VIP Growth
2015	766	11.43	—	20.52	15,431	0.25	1.25	—	1.80	5.26	—	5.84
2014	869	10.86	—	19.39	16,344	0.18	1.25	—	1.80	9.31	—	9.92
2013	972	9.94	—	17.64	16,627	0.28	1.25	—	1.80	33.91	—	34.64
2012	1,133	7.42	—	13.10	14,263	0.59	1.25	—	1.80	12.64	—	13.26
2011	1,357	6.59	—	11.57	15,090	0.35	1.25	—	1.80	(1.58)	—	(1.04)

	Fidelity Variable Insurance Products Fund - VIP Index 500
2015	1,270	14.15	—	20.59	22,201	1.95	1.25	—	1.80	(0.47)	—	0.08
2014	1,427	14.22	—	20.57	25,018	1.54	1.25	—	1.80	11.54	—	12.16
2013	1,658	12.75	—	18.34	26,060	1.86	1.25	—	1.80	29.89	—	30.60
2012	1,855	9.81	—	14.05	22,325	2.03	1.25	—	1.80	13.84	—	14.47
2011	2,233	8.62	—	12.27	23,608	1.83	1.25	—	1.80	0.22	—	0.77

	Fidelity Variable Insurance Products Fund - VIP Overseas
2015	484	10.88	—	16.52	6,906	1.38	1.25	—	1.80	1.78	—	2.34
2014	548	10.69	—	16.15	7,597	1.34	1.25	—	1.80	(9.72)	—	(9.22)
2013	554	11.84	—	17.79	8,638	1.28	1.25	—	1.80	28.11	—	28.82
2012	688	9.24	—	13.81	8,293	1.93	1.25	—	1.80	18.58	—	19.24
2011	796	7.79	—	11.58	8,095	1.33	1.25	—	1.80	(18.64)	—	(18.19)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager (Service Class 2)
2015	111	13.90	—	15.60	1,693	1.28	1.35	—	2.30	(2.36)	—	(1.41)
2014	134	14.23	—	15.82	2,062	1.13	1.35	—	2.30	3.11	—	4.11
2013	178	13.60	—	15.19	2,637	1.25	1.35	—	2.45	12.51	—	13.78
2012	217	11.81	—	13.35	2,837	1.15	1.35	—	2.70	7.00	—	10.72
2011	290	11.04	—	12.06	3,432	1.58	1.35	—	2.45	(5.19)	—	(4.13)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2015	570	19.69	—	22.50	12,510	0.73	1.35	—	2.45	(2.04)	—	(0.94)
2014	737	20.44	—	22.72	16,363	0.66	1.35	—	2.30	9.09	—	10.15
2013	948	18.74	—	20.62	19,141	0.76	1.35	—	2.30	27.94	—	29.19
2012	1,252	14.12	—	15.96	19,602	1.06	1.35	—	2.70	9.39	—	14.57
2011	1,617	12.91	—	13.93	22,161	0.76	1.35	—	2.30	(5.02)	—	(4.09)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2015	650	13.99	—	16.34	10,147	2.80	1.35	—	2.45	(6.58)	—	(5.53)
2014	784	14.97	—	16.92	12,975	2.40	1.35	—	2.45	5.82	—	7.02
2013	1,004	14.15	—	15.81	15,578	2.14	1.35	—	2.45	24.70	—	26.10
2012	1,346	11.09	—	12.54	16,601	2.74	1.35	—	2.70	11.60	—	15.47
2011	1,667	9.94	—	10.86	17,869	2.20	1.35	—	2.45	(1.81)	—	(0.70)

84

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2015	1,331	$8.92	—	10.01	$12,996	0.01%	1.35	—	2.30%	(2.29)	—	(1.34)%
2014	1,699	9.13	—	10.15	16,838	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2013	2,259	9.35	—	10.29	22,747	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2012	2,771	9.22	—	10.43	28,325	0.01	1.35	—	2.70	(5.80)	—	(1.34)
2011	3,242	9.79	—	10.57	33,708	0.01	1.35	—	2.30	(2.28)	—	(1.34)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2015	289	16.53	—	23.97	5,806	0.03	1.35	—	2.30	4.45	—	5.46
2014	365	15.82	—	17.58	6,923	—	1.35	—	2.30	8.46	—	9.51
2013	420	14.59	—	16.06	7,288	0.04	1.35	—	2.30	32.87	—	34.17
2012	549	10.58	—	11.97	7,143	0.32	1.35	—	2.70	7.75	—	12.85
2011	788	9.82	—	10.60	9,144	0.12	1.35	—	2.30	(2.33)	—	(1.38)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2015	848	16.82	—	18.88	15,595	1.71	1.35	—	2.30	(1.24)	—	(0.28)
2014	1,036	17.04	—	18.93	19,143	1.32	1.35	—	2.30	10.68	—	11.76
2013	1,316	15.39	—	16.94	21,811	1.55	1.35	—	2.30	28.88	—	30.13
2012	1,744	11.51	—	13.02	22,285	1.78	1.35	—	2.70	8.91	—	14.07
2011	2,156	10.57	—	11.41	24,207	1.67	1.35	—	2.30	(0.55)	—	0.41

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2015	881	12.03	—	15.50	11,976	2.22	1.35	—	2.30	(3.13)	—	(2.19)
2014	1,068	12.42	—	13.80	14,832	1.75	1.35	—	2.30	3.19	—	4.19
2013	1,411	12.04	—	13.25	18,820	1.75	1.35	—	2.30	(4.32)	—	(3.39)
2012	2,113	12.13	—	13.71	29,135	2.02	1.35	—	2.70	(0.53)	—	4.17
2011	2,526	12.19	—	13.16	33,713	2.87	1.35	—	2.30	4.58	—	5.59

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2015	692	13.45	—	15.98	10,264	1.05	1.35	—	2.30	0.92	—	1.90
2014	906	13.33	—	14.81	13,199	0.99	1.35	—	2.30	(10.41)	—	(9.53)
2013	1,066	14.65	—	16.37	17,189	1.01	1.35	—	2.45	26.98	—	28.41
2012	1,370	11.28	—	12.75	17,246	1.64	1.35	—	2.70	14.77	—	18.75
2011	1,728	9.83	—	10.74	18,393	1.16	1.35	—	2.45	(19.36)	—	(18.45)

	Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value (fund launched on May 1, 2015)
2015	224	8.68	—	8.74	1,952	0.85	1.35	—	2.30	(13.18)	—	(12.62)

	Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2015	27	25.47	—	26.31	692	0.28	1.40	—	1.60	(3.68)	—	(3.49)
2014	31	26.44	—	27.26	850	0.72	1.40	—	1.60	5.23	—	5.44
2013	35	25.13	—	25.85	907	0.84	1.40	—	1.60	33.47	—	33.74
2012	55	18.83	—	19.33	1,044	1.10	1.40	—	1.60	11.04	—	11.26
2011	69	16.96	—	17.37	1,179	0.85	1.40	—	1.60	(0.92)	—	(0.72)

	Goldman Sachs Variable Insurance Trust - VIT Strategic International Equity
2015	52	11.07	—	11.44	593	1.69	1.40	—	1.60	(0.55)	—	(0.35)
2014	58	11.13	—	11.48	655	3.40	1.40	—	1.60	(9.01)	—	(8.83)
2013	70	12.24	—	12.59	874	1.70	1.40	—	1.60	22.23	—	22.48
2012	89	10.01	—	10.28	905	2.03	1.40	—	1.60	19.31	—	19.55
2011	116	8.39	—	8.60	991	3.22	1.40	—	1.60	(16.40)	—	(16.23)

85

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco Investment Services - Invesco V.I. American Franchise (fund launched on April 27, 2012)
2015	21	$12.75	—	13.60	$281	—%	1.35	—	2.05%	2.85	—	3.59%
2014	23	12.39	—	13.13	293	0.03	1.35	—	2.05	6.22	—	6.98
2013	34	11.67	—	12.28	413	0.43	1.35	—	2.05	37.27	—	38.25
2012	39	8.45	—	8.88	340	—	1.35	—	2.15	(3.92)	—	(3.39)

	Invesco Investment Services - Invesco V.I. American Value
2015	457	20.53	—	22.87	10,709	0.31	1.25	—	2.15	(11.08)	—	(10.26)
2014	528	23.09	—	25.48	13,873	0.45	1.25	—	2.15	7.39	—	8.39
2013	626	21.50	—	23.51	15,239	0.67	1.25	—	2.15	31.38	—	32.60
2012	762	16.37	—	17.73	14,063	0.70	1.25	—	2.15	14.78	—	15.85
2011	1,019	14.26	—	15.31	16,350	0.67	1.25	—	2.15	(1.24)	—	(0.33)

	Invesco Investment Services - Invesco V.I. High Yield (fund launched on April 29, 2011)
2015	61	15.66	—	17.61	986	5.08	1.35	—	2.15	(5.25)	—	(4.47)
2014	81	16.53	—	18.43	1,369	4.41	1.35	—	2.15	(0.46)	—	0.35
2013	91	16.61	—	18.37	1,550	4.46	1.35	—	2.15	4.71	—	5.56
2012	131	15.86	—	17.40	2,115	4.97	1.35	—	2.15	14.65	—	15.59
2011	164	13.83	—	15.05	2,292	—	1.35	—	2.15	(5.03)	—	(4.51)

	Invesco Investment Services - Invesco V.I. Value Opportunities
2015	299	11.64	—	12.81	3,696	2.59	1.25	—	2.05	(12.24)	—	(11.52)
2014	354	13.26	—	14.48	4,963	1.30	1.25	—	2.05	4.43	—	5.29
2013	457	12.70	—	13.75	6,095	1.41	1.25	—	2.05	31.02	—	32.09
2012	575	9.61	—	10.41	5,826	1.46	1.25	—	2.15	14.27	—	16.24
2011	751	8.41	—	8.95	6,579	0.83	1.25	—	2.05	(5.03)	—	(4.25)

	Invesco Investment Services (Series II) - Invesco V.I. American Franchise II (fund launched on April 27, 2012)
2015	42	13.26	—	14.88	614	—	1.35	—	2.30	2.34	—	3.34
2014	62	12.96	—	14.40	874	—	1.35	—	2.30	5.68	—	6.71
2013	82	12.26	—	13.49	1,084	0.23	1.35	—	2.30	36.58	—	37.91
2012	113	8.65	—	9.78	1,084	—	1.35	—	2.70	(4.47)	—	(3.57)

	Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2015	163	13.54	—	14.87	2,388	0.87	1.35	—	2.30	(8.17)	—	(7.27)
2014	195	14.74	—	16.04	3,072	0.64	1.35	—	2.30	5.37	—	6.39
2013	268	13.99	—	15.07	3,981	1.20	1.35	—	2.30	25.97	—	27.20
2012	335	10.81	—	11.85	3,923	0.87	1.35	—	2.70	7.99	—	12.08
2011	391	10.01	—	10.57	4,087	0.76	1.35	—	2.30	(2.58)	—	(1.64)

	Invesco Investment Services (Series II) - Invesco V.I. Government Securities II (fund launched on April 29, 2011)
2015	233	10.71	—	11.94	2,708	1.87	1.35	—	2.25	(2.19)	—	(1.29)
2014	285	10.95	—	12.10	3,364	2.76	1.35	—	2.25	1.54	—	2.48
2013	330	10.78	—	11.80	3,808	3.14	1.35	—	2.25	(5.04)	—	(4.17)
2012	459	10.89	—	12.32	5,552	2.84	1.35	—	2.70	(4.11)	—	0.84
2011	542	11.36	—	12.21	6,512	—	1.35	—	2.25	5.01	—	5.66

86

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2015	834	$16.65	—	19.79	$15,477	2.49%	1.25	—	2.30%	(5.54)	—	(4.51)%
2014	1,012	17.62	—	20.72	19,710	1.42	1.25	—	2.30	7.44	—	8.60
2013	1,303	16.40	—	19.08	23,447	1.25	1.25	—	2.30	30.69	—	32.11
2012	1,745	12.10	—	14.44	23,808	1.26	1.25	—	2.70	7.70	—	12.92
2011	2,243	11.23	—	12.79	27,211	0.98	1.25	—	2.30	(4.51)	—	(3.47)

	Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2015	245	15.31	—	17.19	4,113	0.10	1.35	—	2.30	(6.48)	—	(5.57)
2014	312	16.38	—	18.20	5,550	—	1.35	—	2.30	1.77	—	2.76
2013	402	16.09	—	17.71	6,978	0.49	1.35	—	2.30	25.51	—	26.73
2012	555	12.36	—	13.97	7,606	—	1.35	—	2.70	4.19	—	9.12
2011	727	11.86	—	12.81	9,152	0.09	1.35	—	2.30	(8.65)	—	(7.76)

	Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2015	176	19.06	—	21.21	3,613	—	1.25	—	2.10	(1.08)	—	(0.21)
2014	216	19.27	—	21.26	4,439	—	1.25	—	2.10	5.43	—	6.35
2013	270	18.28	—	19.99	5,224	0.21	1.25	—	2.10	33.74	—	34.91
2012	325	12.94	—	14.82	4,686	—	1.25	—	2.70	3.45	—	10.24
2011	442	12.51	—	13.44	5,792	—	1.25	—	2.10	(11.26)	—	(10.48)

	Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2015	162	10.89	—	12.22	1,937	2.15	1.35	—	2.30	(12.71)	—	(11.86)
2014	211	12.47	—	13.86	2,866	1.14	1.35	—	2.30	3.94	—	4.95
2013	293	12.00	—	13.21	3,792	1.13	1.35	—	2.30	30.21	—	31.47
2012	434	8.89	—	10.05	4,275	1.18	1.35	—	2.70	10.82	—	16.06
2011	588	8.02	—	8.66	5,009	0.61	1.35	—	2.30	(5.61)	—	(4.70)

	J.P. Morgan Series Trust II - JPMorgan IT Small Cap Core Portfolio
2015	39	23.98	—	24.77	938	0.15	1.40	—	1.60	(6.79)	—	(6.60)
2014	44	25.73	—	26.52	1,136	0.14	1.40	—	1.60	7.86	—	8.07
2013	50	23.86	—	24.54	1,205	0.56	1.40	—	1.60	40.04	—	40.32
2012	56	17.04	—	17.49	960	0.23	1.40	—	1.60	17.82	—	18.06
2011	78	14.46	—	14.82	1,149	0.14	1.40	—	1.60	(6.28)	—	(6.09)

	Janus Aspen Series - Balanced
2015	729	18.62	—	29.70	21,688	1.61	1.25	—	1.80	(1.17)	—	(0.63)
2014	798	18.85	—	29.88	23,894	1.72	1.25	—	1.80	6.57	—	7.16
2013	931	17.68	—	27.89	25,657	1.56	1.25	—	1.80	18.01	—	18.66
2012	1,082	14.98	—	23.50	24,781	2.86	1.25	—	1.80	11.59	—	12.21
2011	1,276	13.43	—	20.94	25,615	2.34	1.25	—	1.80	(0.17)	—	0.38

	Janus Aspen Series - Enterprise
2015	519	10.34	—	31.06	13,860	0.65	1.25	—	1.80	2.17	—	2.74
2014	552	10.12	—	30.23	14,650	0.15	1.25	—	1.80	10.52	—	11.12
2013	629	9.16	—	27.20	14,797	0.50	1.25	—	1.80	30.02	—	30.73
2012	729	7.04	—	20.81	12,925	—	1.25	—	1.80	15.19	—	15.83
2011	878	6.12	—	17.96	13,562	—	1.25	—	1.80	(3.18)	—	(2.64)

87

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Aspen Series - Flexible Bond
2015	367	$18.73	—	21.10	$7,691	2.31%	1.25	—	1.80%	(1.56)	—	(1.02)%
2014	414	19.02	—	21.32	8,777	3.36	1.25	—	1.80	3.06	—	3.63
2013	490	18.46	—	20.57	10,023	2.34	1.25	—	1.80	(1.92)	—	(1.38)
2012	591	18.82	—	20.86	12,269	3.54	1.25	—	1.80	6.40	—	6.99
2011	693	17.69	—	19.50	13,373	3.56	1.25	—	1.80	4.85	—	5.42

	Janus Aspen Series - Forty Portfolio
2015	88	25.00	—	26.84	2,317	—	1.35	—	1.95	10.03	—	10.71
2014	94	22.72	—	24.24	2,243	0.15	1.35	—	1.95	6.61	—	7.26
2013	115	21.31	—	22.60	2,567	0.72	1.35	—	1.95	29.46	—	29.81
2012	148	16.27	—	17.46	2,539	0.71	1.35	—	2.15	20.54	—	22.48
2011	186	13.50	—	14.25	2,615	0.37	1.35	—	2.05	(8.60)	—	(7.95)

	Janus Aspen Series - Global Research
2015	561	7.93	—	15.21	9,913	0.67	1.25	—	1.80	(4.03)	—	(3.50)
2014	631	8.27	—	15.76	11,437	1.06	1.25	—	1.80	5.53	—	6.11
2013	715	7.83	—	14.85	12,210	1.20	1.25	—	1.80	26.14	—	26.83
2012	801	6.21	—	11.71	10,765	0.85	1.25	—	1.80	17.93	—	18.59
2011	948	5.27	—	9.87	10,679	0.57	1.25	—	1.80	(15.28)	—	(14.81)

	Janus Aspen Series - Janus Portfolio
2015	492	10.61	—	19.69	11,059	0.64	1.25	—	1.80	3.47	—	4.04
2014	521	10.25	—	18.93	11,507	0.35	1.25	—	1.80	10.98	—	11.59
2013	598	9.24	—	16.96	11,860	0.77	1.25	—	1.80	28.01	—	28.72
2012	697	7.22	—	13.18	10,612	0.57	1.25	—	1.80	16.47	—	17.11
2011	903	6.20	—	11.25	11,442	0.57	1.25	—	1.80	(6.99)	—	(6.48)

	Janus Aspen Series (Service Shares) - Balanced (Service Shares)
2015	227	18.23	—	20.45	4,524	1.36	1.35	—	2.30	(1.90)	—	(0.95)
2014	267	18.58	—	20.65	5,389	1.47	1.35	—	2.30	5.75	—	6.78
2013	325	17.57	—	19.34	6,164	1.36	1.35	—	2.30	17.05	—	18.19
2012	421	14.47	—	16.36	6,759	2.49	1.35	—	2.70	6.79	—	11.84
2011	562	13.55	—	14.63	8,085	2.18	1.35	—	2.30	(0.97)	—	(0.01)

	Janus Aspen Series (Service Shares) - Forty Portfolio (Service Shares)
2015	98	23.47	—	26.33	2,512	—	1.35	—	2.30	9.36	—	10.43
2014	120	21.46	—	23.85	2,778	0.03	1.35	—	2.30	5.97	—	7.00
2013	172	20.25	—	22.29	3,733	0.60	1.35	—	2.30	27.88	—	29.12
2012	256	15.27	—	17.26	4,330	0.57	1.35	—	2.70	16.66	—	22.18
2011	326	13.09	—	14.13	4,524	0.25	1.35	—	2.30	(9.08)	—	(8.20)

	Janus Aspen Series (Service Shares) - Global Research (Service Shares)
2015	44	11.36	—	12.59	569	0.54	1.35	—	2.05	(4.53)	—	(3.85)
2014	48	11.90	—	13.09	649	0.92	1.35	—	2.05	4.98	—	5.73
2013	58	11.34	—	12.38	751	1.02	1.35	—	2.05	25.45	—	26.35
2012	75	8.93	—	9.80	766	0.72	1.35	—	2.15	16.04	—	18.24
2011	103	7.70	—	8.29	890	0.46	1.35	—	2.05	(15.75)	—	(15.15)

88

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Aspen Series (Service Shares) - Overseas (Service Shares)
2015	244	$9.00	—	10.78	$2,510	0.51%	1.25	—	2.30%	(10.90)	—	(9.94)%
2014	304	10.10	—	11.97	3,475	3.06	1.25	—	2.30	(14.12)	—	(13.19)
2013	370	11.76	—	13.79	4,866	2.95	1.25	—	2.30	11.65	—	12.86
2012	488	10.16	—	12.22	5,693	0.59	1.25	—	2.70	6.60	—	11.77
2011	844	9.53	—	10.94	8,826	0.35	1.25	—	2.30	(33.89)	—	(33.18)

	Janus Aspen Series (Service Shares) - Perkins Mid Cap Value Portfolio (Service Shares)
2015	263	18.37	—	20.62	5,284	1.07	1.35	—	2.30	(5.91)	—	(4.99)
2014	411	19.53	—	21.70	8,706	1.20	1.35	—	2.30	5.95	—	6.98
2013	525	18.43	—	20.29	10,402	1.10	1.35	—	2.30	22.92	—	24.11
2012	686	14.46	—	16.34	10,989	0.81	1.35	—	2.70	4.35	—	9.29
2011	930	13.85	—	14.95	13,665	0.58	1.35	—	2.30	(5.21)	—	(4.29)

	Lazard Retirement Series, Inc. - Emerging Markets Equity
2015	51	28.60	—	31.68	1,459	1.06	1.35	—	2.05	(21.70)	—	(21.14)
2014	60	36.52	—	40.17	2,151	1.41	1.35	—	2.05	(6.59)	—	(5.92)
2013	86	39.10	—	42.70	3,330	1.23	1.35	—	2.05	(3.27)	—	(2.58)
2012	107	39.95	—	43.83	4,241	1.49	1.35	—	2.15	18.16	—	20.40
2011	136	33.81	—	36.40	4,493	1.62	1.35	—	2.05	(19.68)	—	(19.11)

	Lazard Retirement Series, Inc. - International Equity
2015	28	12.77	—	13.19	361	1.60	1.40	—	1.60	0.13	—	0.33
2014	32	12.76	—	13.15	414	1.37	1.40	—	1.60	(5.73)	—	(5.54)
2013	44	13.53	—	13.92	606	1.10	1.40	—	1.60	18.85	—	19.08
2012	64	11.38	—	11.69	734	1.59	1.40	—	1.60	19.18	—	19.42
2011	75	9.55	—	9.79	724	1.90	1.40	—	1.60	(8.74)	—	(8.56)

	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2015	366	17.29	—	19.26	6,450	1.32	1.25	—	2.15	(4.96)	—	(4.07)
2014	489	13.05	—	20.07	8,826	2.00	1.25	—	2.30	9.14	—	10.32
2013	388	11.96	—	18.20	6,426	1.50	1.25	—	2.30	29.53	—	30.73
2012	511	9.04	—	13.92	6,511	2.36	1.25	—	2.70	11.20	—	15.05
2011	531	8.13	—	12.10	5,830	2.08	1.25	—	2.30	2.54	—	3.65

	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio II
2015	434	13.68	—	15.35	6,504	5.19	1.35	—	2.30	(8.24)	—	(7.35)
2014	548	14.91	—	16.57	8,882	5.86	1.35	—	2.30	(3.77)	—	(2.84)
2013	689	15.49	—	17.05	11,516	5.01	1.35	—	2.30	3.62	—	4.63
2012	882	14.42	—	16.30	14,115	6.36	1.35	—	2.70	11.21	—	16.48
2011	1,105	12.96	—	13.99	15,214	7.07	1.35	—	2.30	(1.05)	—	(0.09)

	MFS Variable Insurance Trust - MFS Growth
2015	171	10.74	—	23.28	2,885	0.15	1.25	—	1.80	5.64	—	6.22
2014	166	10.16	—	21.92	2,744	0.10	1.25	—	1.80	7.00	—	7.59
2013	197	9.50	—	20.37	3,062	0.23	1.25	—	1.80	34.41	—	35.15
2012	250	7.07	—	15.07	2,791	—	1.25	—	1.80	15.29	—	15.92
2011	311	6.13	—	13.00	3,075	0.20	1.25	—	1.80	(2.10)	—	(1.56)

89

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS Variable Insurance Trust - MFS Investors Trust
2015	83	$14.67	—	18.83	$1,398	0.89%	1.25	—	1.80%	(1.57)	—	(1.03)%
2014	101	14.91	—	19.03	1,705	0.86	1.25	—	1.80	9.03	—	9.63
2013	113	13.67	—	17.36	1,758	1.05	1.25	—	1.80	29.70	—	30.41
2012	151	10.54	—	13.31	1,792	0.89	1.25	—	1.80	17.05	—	17.70
2011	176	9.01	—	11.31	1,786	0.94	1.25	—	1.80	(3.92)	—	(3.39)

	MFS Variable Insurance Trust - MFS New Discovery
2015	236	14.62	—	33.32	4,789	—	1.25	—	1.80	(3.64)	—	(3.10)
2014	269	15.17	—	34.39	5,613	—	1.25	—	1.80	(8.91)	—	(8.41)
2013	345	16.65	—	37.55	7,647	—	1.25	—	1.80	39.00	—	39.76
2012	356	11.98	—	26.87	5,770	—	1.25	—	1.80	19.06	—	19.72
2011	464	10.06	—	22.44	6,190	—	1.25	—	1.80	(11.87)	—	(11.38)

	MFS Variable Insurance Trust - MFS Research
2015	98	13.00	—	20.30	1,678	0.81	1.25	—	1.80	(0.99)	—	(0.45)
2014	78	13.13	—	20.39	1,389	0.85	1.25	—	1.80	8.24	—	8.83
2013	135	12.13	—	18.73	2,174	0.30	1.25	—	1.80	29.93	—	30.64
2012	267	9.34	—	14.34	2,974	0.91	1.25	—	1.80	15.18	—	15.81
2011	147	8.11	—	12.38	1,624	0.87	1.25	—	1.80	(2.22)	—	(1.68)

	MFS Variable Insurance Trust - MFS Total Return
2015	409	18.58	—	22.29	8,295	2.56	1.25	—	1.80	(2.15)	—	(1.61)
2014	496	18.99	—	22.65	10,290	1.94	1.25	—	1.80	6.56	—	7.15
2013	603	17.82	—	21.14	11,779	1.76	1.25	—	1.80	16.92	—	17.57
2012	704	15.24	—	17.98	11,736	2.76	1.25	—	1.80	9.27	—	9.87
2011	810	13.95	—	16.37	12,317	2.55	1.25	—	1.80	(0.04)	—	0.51

	MFS Variable Insurance Trust (Service Class) - MFS High Yield (Service Class) (fund launched on August 16, 2013)
2015	175	13.67	—	15.33	2,610	6.55	1.35	—	2.30	(6.62)	—	(5.71)
2014	224	14.63	—	16.26	3,548	4.87	1.35	—	2.30	0.18	—	1.15
2013	289	14.61	—	16.08	4,544	2.49	1.35	—	2.30	2.94	—	3.32

	MFS Variable Insurance Trust (Service Class) - MFS Investors Growth Stock (Service Class)
2015	—	17.11	—	19.06	—	1.00	1.35	—	2.30	0.70	—	0.93
2014	312	16.99	—	18.88	5,764	0.27	1.35	—	2.30	8.56	—	9.61
2013	423	15.65	—	17.23	7,135	0.43	1.35	—	2.30	27.06	—	28.30
2012	579	11.88	—	13.43	7,630	0.22	1.35	—	2.70	9.90	—	15.10
2011	741	10.81	—	11.67	8,518	0.25	1.35	—	2.30	(1.93)	—	(0.98)

	MFS Variable Insurance Trust (Service Class) - MFS Investors Growth Stock Portfolio (Service Class) (fund launched on March 27, 2015)
2015	236	16.54	—	18.56	4,280	0.51	1.35	—	2.30	(3.36)	—	(2.65)

	MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2015	47	17.97	—	19.56	903	0.65	1.35	—	2.05	(2.10)	—	(1.40)
2014	59	18.35	—	19.84	1,147	0.73	1.35	—	2.05	8.44	—	9.22
2013	77	16.75	—	18.16	1,364	1.05	1.35	—	2.15	28.91	—	29.96
2012	113	12.36	—	13.98	1,551	0.76	1.35	—	2.70	10.58	—	17.22
2011	140	11.18	—	11.92	1,634	0.78	1.35	—	2.15	(4.51)	—	(3.73)

90

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2015	152	$16.53	—	19.24	$2,868	—%	1.35	—	2.15%	(4.25)	—	(3.47)%
2014	180	17.26	—	19.94	3,527	—	1.35	—	2.15	(9.48)	—	(8.74)
2013	242	19.85	—	21.10	5,195	—	1.35	—	2.30	37.97	—	39.31
2012	295	13.87	—	15.68	4,538	—	1.35	—	2.70	13.87	—	19.26
2011	407	12.18	—	12.70	5,270	—	1.35	—	2.30	(12.55)	—	(11.70)

	MFS Variable Insurance Trust (Service Class) - MFS Total Return (Service Class)
2015	262	13.96	—	15.96	4,072	2.28	1.35	—	2.45	(3.02)	—	(1.92)
2014	344	14.40	—	16.27	5,446	1.51	1.35	—	2.45	5.58	—	6.78
2013	509	13.63	—	15.24	7,585	1.60	1.35	—	2.45	15.83	—	17.14
2012	625	11.50	—	13.01	7,961	2.53	1.35	—	2.70	5.76	—	9.43
2011	826	10.88	—	11.89	9,649	2.44	1.35	—	2.45	(0.90)	—	0.22

	MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2015	57	22.69	—	25.51	1,663	4.17	1.35	—	2.15	(16.59)	—	(15.91)
2014	70	27.21	—	30.34	2,405	2.00	1.35	—	2.15	10.05	—	10.95
2013	90	24.72	—	27.34	2,779	2.19	1.35	—	2.15	17.63	—	18.59
2012	116	21.02	—	23.06	2,987	6.21	1.35	—	2.15	10.77	—	11.68
2011	174	18.97	—	20.65	4,007	3.00	1.35	—	2.15	4.22	—	5.07

	MFS Variable Insurance Trust (Service Class) - MFS Value (Service Class)
2015	83	19.09	—	20.77	1,694	2.01	1.35	—	2.05	(2.96)	—	(2.27)
2014	107	19.67	—	21.26	2,234	1.30	1.35	—	2.05	7.94	—	8.71
2013	147	17.95	—	19.55	2,813	1.02	1.35	—	2.20	33.77	—	33.83
2012	200	12.93	—	14.62	2,864	1.31	1.35	—	2.70	8.27	—	14.31
2011	318	11.94	—	12.79	4,006	1.26	1.35	—	2.20	(2.65)	—	(1.81)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2015	79	15.30	—	16.97	1,309	—	1.35	—	2.30	3.90	—	4.91
2014	102	14.73	—	16.17	1,620	—	1.35	—	2.30	3.10	—	4.10
2013	149	14.29	—	15.54	2,272	—	1.35	—	2.30	32.51	—	33.79
2012	173	10.45	—	11.61	1,978	—	1.35	—	2.70	9.97	—	14.59
2011	207	9.50	—	10.13	2,069	—	1.35	—	2.30	(1.48)	—	(0.52)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2015	230	17.75	—	19.92	4,461	1.06	1.35	—	2.30	1.29	—	2.27
2014	290	17.53	—	19.48	5,513	0.88	1.35	—	2.30	(0.29)	—	0.68
2013	387	17.58	—	19.35	7,326	1.19	1.35	—	2.30	24.07	—	25.28
2012	517	13.66	—	15.44	7,815	1.88	1.35	—	2.70	13.92	—	19.31
2011	668	11.99	—	12.94	8,485	1.13	1.35	—	2.30	(10.63)	—	(9.76)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2015	713	19.06	—	25.16	16,059	0.64	1.25	—	2.30	(8.25)	—	(7.26)
2014	898	20.78	—	27.13	21,797	0.63	1.25	—	2.30	9.09	—	10.27
2013	1,147	19.05	—	24.60	25,326	0.72	1.25	—	2.30	37.39	—	38.88
2012	1,417	13.37	—	17.71	22,501	0.33	1.25	—	2.70	10.83	—	16.21
2011	1,835	12.06	—	15.24	25,052	0.42	1.25	—	2.30	(4.62)	—	(3.59)

	Panorama Series Fund, Inc. (Service Shares ("SS")) - Oppenheimer International Growth (SS)
2015	65	17.76	—	19.97	1,297	0.93	1.35	—	2.15	0.89	—	1.71
2014	73	17.60	—	19.63	1,440	0.94	1.35	—	2.15	(9.15)	—	(8.41)
2013	86	19.38	—	21.43	1,832	1.14	1.35	—	2.15	23.01	—	24.02
2012	97	15.75	—	17.28	1,669	1.14	1.35	—	2.15	19.06	—	20.04
2011	133	13.23	—	14.40	1,920	0.79	1.35	—	2.15	(9.59)	—	(8.86)

91

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2015	524	$14.41	—	17.53	$8,666	2.81%	1.25	—	2.30%	(2.01)	—	(0.95)%
2014	678	14.70	—	17.70	11,325	1.80	1.25	—	2.30	8.60	—	9.78
2013	890	13.54	—	16.12	13,530	1.87	1.25	—	2.30	(1.81)	—	(0.75)
2012	1,123	13.29	—	16.24	17,236	2.23	1.25	—	2.70	4.41	—	9.47
2011	1,358	12.73	—	14.84	19,144	2.10	1.25	—	2.30	4.32	—	5.44

	PIMCO Variable Insurance Trust - Money Market
2015	1,215	8.84	—	9.93	12,015	0.01	1.35	—	2.30	(2.28)	—	(1.33)
2014	1,456	9.05	—	10.06	14,626	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2013	2,275	9.26	—	10.17	23,018	0.06	1.35	—	2.30	(2.24)	—	(1.29)
2012	2,425	9.14	—	10.33	25,101	0.06	1.35	—	2.70	(5.75)	—	(1.29)
2011	3,351	9.69	—	10.44	35,314	0.06	1.35	—	2.30	(2.24)	—	(1.29)

	PIMCO Variable Insurance Trust - PIMCO VIT Real Return
2015	663	12.18	—	14.52	8,834	3.67	1.35	—	2.30	(4.94)	—	(4.02)
2014	842	12.81	—	14.23	11,718	1.43	1.35	—	2.30	0.72	—	1.70
2013	1,109	12.72	—	14.00	15,204	1.43	1.35	—	2.30	(11.31)	—	(10.44)
2012	1,540	13.82	—	15.63	23,671	1.11	1.35	—	2.70	2.44	—	7.28
2011	1,822	13.49	—	14.57	26,195	2.12	1.35	—	2.30	9.11	—	10.17

	PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2015	1,983	13.76	—	17.24	32,566	4.74	1.25	—	2.30	(1.86)	—	(0.80)
2014	2,457	14.03	—	17.38	40,789	2.14	1.25	—	2.30	1.88	—	2.98
2013	3,236	13.56	—	16.88	52,117	2.18	1.25	—	2.45	(4.36)	—	(3.18)
2012	4,491	13.86	—	17.43	74,608	2.58	1.25	—	2.70	4.48	—	8.23
2011	5,616	13.26	—	16.11	86,701	2.60	1.25	—	2.45	1.08	—	2.33

	Putnam Variable Trust - VT High Yield
2015	80	18.60	—	20.60	1,596	7.26	1.35	—	2.05	(7.29)	—	(6.63)
2014	91	20.06	—	22.07	1,950	6.97	1.35	—	2.05	(0.52)	—	0.19
2013	128	20.17	—	22.03	2,753	6.96	1.35	—	2.05	5.64	—	6.40
2012	144	18.87	—	20.70	2,904	7.98	1.35	—	2.15	12.31	—	14.44
2011	191	16.80	—	18.09	3,379	9.15	1.35	—	2.05	(0.33)	—	0.38

	Putnam Variable Trust - VT International Value
2015	104	13.26	—	14.98	1,499	1.37	1.25	—	1.95	(3.91)	—	(3.22)
2014	126	13.80	—	15.48	1,881	1.48	1.25	—	1.95	(11.25)	—	(10.61)
2013	169	15.55	—	17.32	2,810	2.55	1.25	—	1.95	20.69	—	21.23
2012	199	12.68	—	14.35	2,745	3.15	1.25	—	2.15	17.83	—	20.19
2011	238	10.76	—	11.94	2,744	2.80	1.25	—	2.05	(15.55)	—	(14.85)

	Rydex Variable Trust - Guggenheim VIF Long Short Equity
2015	68	12.66	—	18.25	986	—	1.35	—	2.30	(1.07)	—	(0.11)
2014	86	12.79	—	14.22	1,235	—	1.35	—	2.30	0.43	—	1.41
2013	133	12.74	—	14.02	1,895	—	1.35	—	2.30	14.76	—	15.87
2012	170	10.70	—	12.10	2,068	—	1.35	—	2.70	(1.64)	—	3.02
2011	206	10.88	—	11.74	2,432	—	1.35	—	2.30	(8.71)	—	(7.82)

92

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Rydex Variable Trust - Rydex VIF NASDAQ-100
2015	62	$19.43	—	21.21	$894	—%	1.35	—	1.95%	6.13	—	6.78%
2014	80	18.31	—	19.86	1,061	—	1.35	—	1.95	15.16	—	15.86
2013	75	15.90	—	17.14	900	—	1.35	—	1.95	32.00	—	32.80
2012	116	11.77	—	12.91	999	—	1.35	—	2.15	11.86	—	15.19
2011	121	10.52	—	11.21	954	—	1.35	—	1.95	0.18	—	0.79

	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income
2015	411	19.88	—	23.11	8,728	1.74	1.25	—	1.80	(8.52)	—	(8.01)
2014	510	21.73	—	25.13	11,806	1.71	1.25	—	1.80	5.46	—	6.04
2013	593	20.61	—	23.69	13,016	1.54	1.25	—	1.80	27.41	—	28.11
2012	694	16.17	—	18.50	11,973	2.18	1.25	—	1.80	15.05	—	15.69
2011	833	14.06	—	15.99	12,440	1.72	1.25	—	1.80	(2.48)	—	(1.94)

	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth
2015	268	29.38	—	47.30	9,631	—	1.25	—	1.80	4.66	—	5.24
2014	315	28.07	—	44.94	10,753	—	1.25	—	1.80	11.10	—	11.71
2013	366	25.26	—	40.23	11,239	—	1.25	—	1.80	34.26	—	35.00
2012	432	18.82	—	29.80	9,840	—	1.25	—	1.80	11.86	—	12.48
2011	520	16.82	—	26.50	10,604	—	1.25	—	1.80	(3.03)	—	(2.50)

	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth
2015	148	16.85	—	22.46	2,978	—	1.25	—	1.80	6.66	—	7.25
2014	161	15.80	—	20.95	3,024	—	1.25	—	1.80	7.38	—	7.98
2013	171	14.71	—	19.40	2,989	—	1.25	—	1.80	35.55	—	36.30
2012	221	10.85	—	14.23	2,811	0.49	1.25	—	1.80	11.10	—	11.71
2011	245	9.77	—	12.74	2,767	0.21	1.25	—	1.80	(2.83)	—	(2.30)

	T. Rowe Price Equity Series, Inc. II - T. Rowe Price Blue Chip Growth II
2015	460	19.66	—	22.47	10,078	—	1.35	—	2.45	8.08	—	9.30
2014	645	18.50	—	20.56	12,944	—	1.35	—	2.30	6.34	—	7.37
2013	952	17.40	—	19.15	17,863	—	1.35	—	2.30	37.61	—	38.95
2012	1,283	12.19	—	13.78	17,375	—	1.35	—	2.70	11.05	—	16.31
2011	1,449	10.97	—	11.85	16,894	—	1.35	—	2.30	(0.96)	—	—

	T. Rowe Price Equity Series, Inc. II - T. Rowe Price Equity Income II
2015	784	14.74	—	16.55	12,654	1.50	1.35	—	2.30	(9.24)	—	(8.36)
2014	971	16.25	—	18.05	17,127	1.46	1.35	—	2.30	4.64	—	5.66
2013	1,314	15.53	—	17.09	21,985	1.31	1.35	—	2.30	26.43	—	27.66
2012	1,756	11.84	—	13.39	23,056	1.94	1.35	—	2.70	10.13	—	15.34
2011	2,312	10.75	—	11.61	26,382	1.48	1.35	—	2.30	(3.29)	—	(2.35)

	T. Rowe Price International Series, Inc. - T. Rowe Price International Stock
2015	230	9.92	—	14.51	2,751	0.94	1.25	—	1.80	(2.67)	—	(2.13)
2014	264	10.19	—	14.83	3,203	0.96	1.25	—	1.80	(3.00)	—	(2.47)
2013	328	10.50	—	15.20	4,127	0.88	1.25	—	1.80	12.02	—	12.64
2012	317	9.38	—	13.50	3,562	1.19	1.25	—	1.80	16.32	—	16.96
2011	392	8.06	—	11.54	3,735	1.32	1.25	—	1.80	(14.39)	—	(13.92)

93

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2015	289	$25.18	—	27.69	$7,844	—%	1.35	—	2.15%	9.83	—	10.72%
2014	335	22.93	—	25.01	8,228	—	1.35	—	2.15	4.07	—	4.92
2013	401	22.03	—	23.84	9,403	0.44	1.35	—	2.15	44.89	—	46.08
2012	491	15.20	—	16.32	7,905	—	1.35	—	2.15	11.91	—	12.83
2011	650	13.59	—	14.46	9,291	0.12	1.35	—	2.15	(4.88)	—	(4.11)

	The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2015	69	19.35	—	19.98	1,366	—	1.40	—	1.60	(7.39)	—	(7.21)
2014	77	20.89	—	21.54	1,642	—	1.40	—	1.60	0.35	—	0.55
2013	97	20.82	—	21.42	2,051	0.37	1.40	—	1.60	35.31	—	35.58
2012	122	15.39	—	15.80	1,906	—	1.40	—	1.60	6.96	—	7.18
2011	171	14.38	—	14.74	2,497	0.37	1.40	—	1.60	(8.59)	—	(8.41)

	The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2015	71	23.27	—	25.95	1,830	—	1.35	—	2.25	9.45	—	10.46
2014	93	21.26	—	23.50	2,166	—	1.35	—	2.25	3.70	—	4.66
2013	83	20.50	—	22.45	1,823	0.19	1.35	—	2.25	44.40	—	45.73
2012	99	13.63	—	15.41	1,507	—	1.35	—	2.70	6.99	—	12.51
2011	148	12.74	—	13.69	2,001	—	1.35	—	2.25	(5.22)	—	(4.35)

	The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2015	347	22.17	—	33.21	8,472	1.14	1.35	—	2.30	(0.42)	—	0.55
2014	431	22.26	—	24.74	10,488	1.21	1.35	—	2.30	26.45	—	27.68
2013	625	17.61	—	19.38	12,005	1.03	1.35	—	2.30	(0.59)	—	0.38
2012	765	17.08	—	19.31	14,675	0.61	1.35	—	2.70	8.90	—	14.06
2011	978	15.68	—	16.93	16,452	0.60	1.35	—	2.30	3.24	—	4.24

	Van Eck Worldwide Insurance Trust - Van Eck VIP Emerging Markets
2015	75	20.36	—	23.27	1,698	0.62	1.35	—	2.45	(16.10)	—	(15.15)
2014	100	24.26	—	27.42	2,677	0.59	1.35	—	2.30	(2.71)	—	(1.76)
2013	141	25.36	—	27.91	3,863	1.64	1.35	—	2.30	9.44	—	10.51
2012	184	22.34	—	25.26	4,549	—	1.35	—	2.70	22.26	—	28.05
2011	246	18.27	—	19.72	4,773	1.24	1.35	—	2.30	(27.44)	—	(26.74)

	Van Eck Worldwide Insurance Trust - Van Eck VIP Global Hard Assets
2015	99	14.79	—	16.60	1,588	0.04	1.35	—	2.30	(34.98)	—	(34.35)
2014	126	22.75	—	25.28	3,082	0.11	1.35	—	2.30	(20.97)	—	(20.20)
2013	157	28.78	—	31.68	4,841	0.74	1.35	—	2.30	7.99	—	9.04
2012	210	25.69	—	29.05	5,963	0.59	1.35	—	2.70	(2.62)	—	1.99
2011	261	26.39	—	28.48	7,297	1.34	1.35	—	2.30	(18.37)	—	(17.58)

	Van Eck Worldwide Insurance Trust - Van Eck VIP Multi-Manager Alternatives
2015	—	9.58	—	10.39	—	—	1.35	—	2.05	(1.21)	—	(0.91)
2014	72	9.70	—	10.49	741	—	1.35	—	2.05	(3.09)	—	(2.40)
2013	96	9.76	—	10.74	1,012	—	1.35	—	2.30	2.63	—	3.63
2012	120	9.17	—	10.37	1,223	—	1.35	—	2.70	(4.56)	—	(0.04)
2011	188	9.61	—	10.37	1,919	0.96	1.35	—	2.30	(4.51)	—	(3.59)

94

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Wells Fargo Variable Trust - Wells Fargo VT Discovery
2015	132	$23.83	—	25.28	$3,237	—%	1.25	—	1.80%	(3.22)	—	(2.69)%
2014	146	24.62	—	25.97	3,683	—	1.25	—	1.80	(1.44)	—	(0.89)
2013	234	24.98	—	26.21	5,954	0.01	1.25	—	1.80	41.24	—	42.02
2012	235	17.69	—	18.45	4,232	—	1.25	—	1.80	15.63	—	16.27
2011	231	15.30	—	15.87	3,587	—	1.25	—	1.80	(1.37)	—	(0.82)

	Wells Fargo Variable Trust - Wells Fargo VT Opportunity
2015	213	18.37	—	19.49	4,023	0.13	1.25	—	1.80	(4.81)	—	(4.29)
2014	253	19.30	—	20.36	5,015	0.06	1.25	—	1.80	8.45	—	9.05
2013	319	17.80	—	18.67	5,804	0.20	1.25	—	1.80	28.35	—	29.06
2012	378	13.87	—	14.47	5,350	0.09	1.25	—	1.80	13.46	—	14.08
2011	477	12.22	—	12.68	5,935	0.15	1.25	—	1.80	(7.20)	—	(6.69)

95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations and comprehensive income, of shareholder’s equity and of cash flows present fairly, in all material respects, the financial position of Lincoln Benefit Life Company and its subsidiary at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance (the “financial statement schedules”) present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 1, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of

Lincoln Benefit Life Company

Lincoln, Nebraska

We have audited the accompanying Statements of Operations and Comprehensive Income, Shareholder’s Equity and Cash Flows of Lincoln Benefit Life Company (the “Company”) for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis). Our audits also included Schedule IV – Reinsurance for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis). These financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the results of operations, shareholder’s equity and cash flows of Lincoln Benefit Life Company for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV – Reinsurance for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis), when considered in relation to the basic financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche, LLP

Chicago, Illinois

April 13, 2015

2

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Consolidated Balance Sheets

December 31, 2015 and December 31, 2014

($ in thousands, except par value data and share amounts)

	December 31, 2015	December 31, 2014
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost $8,274,194 and $9,231,856)	$7,945,942	$9,390,647
Commercial mortgage loans	1,509,132	1,115,167
Policy loans	186,827	194,385
Short-term investments	184,820	361,369
Other invested assets	18,412	26,897

Total Investments	9,845,133	11,088,465
Cash	49,121	49,730
Accrued investment income	91,214	96,408
Reinsurance recoverables — nonaffiliates	5,984,458	5,694,965
Valuation of business acquired	247,702	231,521
Deposit receivable	1,250,328	1,383,388
Other assets	633,091	592,202
Current income tax	1,472	—
Deferred tax asset, net	65,040	—
Separate account assets	1,395,141	1,573,865

Total Assets	$19,562,700	$20,710,544

LIABILITIES
Future policy benefits and other policyholder liabilities	$4,757,641	$4,528,949
Policyholders’ account balances	11,120,565	11,764,312
Accrued expenses and other liabilities	95,826	188,656
Modified coinsurance payable	1,250,328	1,383,388
Deferred tax liability	—	40,732
Other long-term debt — affiliate	608,700	551,600
Separate account liabilities	1,395,141	1,573,865

Total Liabilities	$19,228,201	$20,031,502

SHAREHOLDER’S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	$2,500	$2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income	(154,699)	85,498
Retained earnings (deficit)	(106,860)	(2,514)

Total Shareholder’s Equity	334,499	679,042

Total Liabilities and Shareholder’s Equity	$19,562,700	$20,710,544

See Notes to the Consolidated Financial Statements

3

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Consolidated Statements of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Loss) (Predecessor)

For the Year Ended December 31, 2015, the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Year Ended December 31, 2013

($ in thousands)

	Successor		Predecessor
	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Revenues
Premiums earned	$8,841	$20,384	$—	$—
Fee income from policyholders	353,932	259,169	—	—
Net investment income	398,931	288,571	2,350	10,935
Realized investment gains, net	113,538	46,092	285	—

Total revenues	$875,242	$614,216	$2,635	$10,935

Expenses
Policyholders’ benefits	351,744	216,543	—	—
Return credited to policyholders’ account balances	301,079	256,703	—	—
Operating and acquisition expenses	93,671	96,050	—	—

Total expenses	$746,494	$569,296	$—	$—

Income (Loss) Before Federal Income Tax	$128,748	$44,920	$2,635	$10,935
Federal Income Tax Expense (Benefit)
Current	22,528	—	914	3,902
Deferred	23,566	14,234	8	(77)

Total income tax expense (benefit)	46,094	14,234	922	3,825

NET INCOME (LOSS)	$82,654	$30,686	$1,713	$7,110

Other comprehensive (loss) income, before tax
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	$(290,511)	$131,433	$2,364	$(15,281)
Reclassification adjustment for (gains) losses included in net income	79,023	—	285	1

Net unrealized investment gains (losses)	(369,534)	131,433	2,079	(15,282)

Other comprehensive (loss) income, before tax
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses) for the period	(101,679)	45,935	828	(5,349)
Reclassification adjustment for (gains) losses included in net income	(27,658)	—	(100)	—

Net unrealized investment gains (losses)	(129,337)	45,935	728	(5,349)

Other comprehensive (loss) income	(240,197)	85,498	1,351	(9,933)

Comprehensive (loss) income	$(157,543)	$116,184	$3,064	$(2,823)

See Notes to the Consolidated Financial Statements

4

Lincoln Benefit Life Company

Consolidated Statements of Shareholder’s Equity (Successor) and Statements of Shareholder’s Equity (Predecessor)

For the Year Ended December 31, 2015, the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014, and the Year Ended December 31, 2013

($ in thousands, except par value data and share amounts)

	Common Stock		Additional Paid-In Capital	Retained Earnings	Accumulated Other Other Comprehensive Income (Loss)	Total Shareholder’s Equity

Predecessor	Shares	Amount
Balance, December 31, 2012	25,000	$2,500	$180,000	$150,215	$13,803	$346,518
Comprehensive income (loss)
Net income (loss)	—	—	—	7,110	—	7,110
Other comprehensive income (loss), net of tax	—	—	—	—	(9,933)	(9,933)

Total comprehensive income (loss)						(2,823)

Balance, December 31, 2013	25,000	$2,500	$180,000	$157,325	$3,870	$343,695
Comprehensive income (loss)
Net income (loss)	—	—	—	1,713	—	1,713
Other comprehensive income (loss), net of tax	—	—	—	—	1,351	1,351

Total comprehensive income (loss)						3,064

Balance, March 31, 2014	25,000	$2,500	$180,000	$159,038	$5,221	$346,759

Successor
Balance, April 1, 2014	25,000	$2,500	$593,308	$—	$—	$595,808
Dividends to shareholder	—	—	—	(33,200)	—	(33,200)
Capital contribution	—	—	250	—	—	250
Comprehensive income (loss)
Net income	—	—	—	30,686	—	30,686
Other comprehensive income (loss), net of tax	—	—	—	—	85,498	85,498

Total comprehensive income (loss)						116,184

Balance, December 31, 2014	25,000	$2,500	$593,558	$(2,514)	$85,498	$679,042
Dividends to shareholder	—	—	—	(187,000)	—	(187,000)
Comprehensive income (loss)
Net income	—	—	—	82,654	—	82,654
Other comprehensive income (loss), net of tax	—	—	—	—	(240,197)	(240,197)

Total comprehensive income (loss)						(157,543)

Balance, December 31, 2015	25,000	$2,500	$593,558	$(106,860)	$(154,699)	$334,499

See Notes to the Consolidated Financial Statements

5

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Consolidated Statements of Cash Flows (Successor) and Statements of Cash Flows (Predecessor)

For the Year Ended December 31, 2015, the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Year Ended December 31, 2013

($ in thousands)

	Successor		Predecessor
	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Cash flows from operating activities:
Net income (loss)	$82,654	$30,686	$1,713	$7,110
Adjustments to reconcile net income to net cash:
Policy charges and fee income	(353,932)	(259,169)	—	—
Interest credited	301,079	256,703	—	—
Investment gains, net	(125,986)	(46,092)	(285)	—
Amortization/Accretion of bond premium, net	44,701	44,112	94	630
Amortization of VOBA	40,880	38,987	—	—
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances	(24,884)	(21,964)	6,402	(6,147)
Decrease (increase) in receivable from/payable to affiliate	—	—	24,358	(17,255)
Deferred income tax expense (benefit)	23,566	14,234	921	(329)
Decrease (increase) in accrued investment income	5,194	6,838	—	—
Decrease (increase) in other assets and liabilities	(27,417)	31,780	(23,192)	16,007

Net cash provided by (used in) operating activities	(34,145)	96,115	10,011	16

Cash flows from investing activities:
Fixed maturities, available for sale
Proceeds from sales and maturities	4,739,792	1,844,344	21,341	62,645
Purchases	(3,703,237)	(1,898,874)	—	(38,896)
Commercial mortgage loans
Proceeds from sales and paydowns	164,658	150,849	—	—
Originations and purchases	(559,110)	—	—	—
Net purchases, sales, maturities of derivatives	(1,379)	(8,636)	—	—
Net purchases, sales, maturities of other investments	184,107	620,425	55,924	(31,738)

Net cash provided by (used in) investing activities	824,831	708,108	77,265	(7,989)

Cash flows from financing activities:
Policyholders’ account deposits	356,916	340,128	—	—
Policyholders’ account withdrawals	(922,215)	(1,141,289)	—	—
Dividends paid to shareholder	(187,000)	(33,200)	—	—
Change in overdrafts	(38,996)	39,089	—	—
Capital contribution	—	250	—	—

Net cash provided by (used in) financing activities	(791,295)	(795,022)	—	—

Net increase (decrease) in cash and cash equivalents	(609)	9,201	87,276	(7,973)
Cash and cash equivalents, beginning of period	49,730	40,529	5,100	13,073

Cash and cash equivalents, end of period	$49,121	$49,730	$92,376	$5,100

Supplemental schedule of cash flow information:
Cash paid during the year:
Income taxes paid	$24,000	$—	$—	$4,200
Interest paid	6,671	$4,585	$—	$—
Commutation Agreement proceeds (see Note 1):
Cash received on April 1, 2014	$—	$—	$143,348	$—
Cash received subsequent to April 1, 2014	$—	$—	$5,946	$—
Invested assets transferred	$—	$—	$11,482,637	$—
Noncash activities
Issuance of vehicle note	$—	$513,000	$—	$—
Issuance of other long-term debt	$—	$513,000	$—	$—
Interest income on vehicle note	$22,880	$15,711	$—	$—
Interest expense on other long-term debt	$22,880	$15,711	$—	$—
Increase in vehicle note and other long-term debt	$57,100	$38,600	$—	$—
Increase in modified coinsurance payable and deposit receivable	$133,060	$166,963	$—	$—

See Notes to the Consolidated Financial Statements

6

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

1.	General

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly owned subsidiary of Resolution Life, Inc. (“Resolution”), which in turn is a wholly owned subsidiary of Resolution Life Holdings, Inc. (“Holdings”). Resolution was formed on July 2, 2013 under the General Corporation Law of the State of Delaware.

On April 1, 2014, Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly owned subsidiary of Lincoln Benefit when it was contributed to Lincoln Benefit by Resolution.

The Company became a wholly owned subsidiary of Resolution on April 1, 2014 after receiving all required regulatory approvals. Prior to this date, it was a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”). On July 17, 2013, Holdings executed a Stock Purchase Agreement (the “Purchase Agreement”) to acquire 100% of the Company from ALIC (the “Acquisition”). In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit’s outstanding capital stock to Resolution pursuant to an Assignment Agreement. The purchase price was $595.8 million.

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Financial Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased, and sales through the Allstate Financial sales channel will continue for a period up to 30 months after the closing date of Acquisition. We operate as a single segment entity, based on the manner in which we use financial information to evaluate business performance and to determine the allocation of resources.

On April 1, 2014, immediately prior to the Acquisition, the Company, pursuant to a Partial Commutation Agreement, recaptured all deferred annuity, long-term care, accident and health and life business sold through Lincoln Benefit’s independent master brokerage agencies, other than specified life business, previously reinsured by ALIC. The primary impacts of the Partial Commutation Agreement with ALIC were the receipt of investments, the reduction of the related reinsurance recoverable and the reestablishment of deferred acquisition costs. The Company’s assets and liabilities increased by $1.33 billion and $0.19 billion, respectively. Since the Partial Commutation Agreement occurred between entities under common control, the excess of assets received and liabilities assumed was recorded as a capital contribution through additional paid-in capital.

Additionally, Lincoln Benefit and ALIC entered into an Amended and Restated Reinsurance Agreement where ALIC continues to reinsure all life insurance business written by Lincoln Benefit through the Allstate Financial Sales channel, all immediate annuities written by Lincoln Benefit prior to closing of the Acquisition, and certain term life policies written by Lincoln Benefit. Lincoln Benefit’s variable annuity business will remain reinsured by ALIC under an existing reinsurance agreement between Lincoln Benefit and ALIC. This business will continue to be administered by ALIC under an existing administrative services agreement between Lincoln Benefit and ALIC.

As part of the Acquisition, ALIC agreed to indemnify the Company for certain liabilities related to the pre-closing activities of the transferred business.

7

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Under the acquisition method of accounting, the assets acquired and liabilities assumed are recorded at fair value at the date of acquisition. The following table summarizes the fair values of assets acquired and liabilities assumed as of April 1, 2014:

($ in thousands)
Assets
Fixed maturities	$9,194,903
Commercial mortgage loans	1,263,902
Policy loans	196,451
Short-term investments	979,728
Other invested assets	1,104
Cash	40,529
Accrued investment income	103,246
Reinsurance recoverable	5,606,879
Value of business acquired	290,795
Deposit receivable	1,550,351
Intangibles	5,200
Other assets	554,176
Separate account assets	1,661,007

Total assets acquired	21,448,271

Liabilities
Future policy benefits and other policyholder liabilities	6,682,833
Policyholders’ account balances	10,367,246
Accrued expenses and other liabilities	78,026
Modified coinsurance payable	1,550,351
Other long-term debt — affiliate	513,000
Separate account liabilities	1,661,007

Total liabilities assumed	20,852,463

Net assets acquired	$595,808

Included in the assets acquired is the value of business acquired (“VOBA”), which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 11 for further explanation of VOBA. The assessment of fair value in accordance with ASC 805-20-25 included the establishment of intangible assets for VOBA and various state licenses.

Basis of Presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The financial statements are presented for Successor and Predecessor periods, which relate to the accounting periods after and before April 1, 2014, respectively, the date of the closing of the Acquisition. For periods after April 1, 2014, the accompanying financial statements comprise the consolidated financial statements of the Company, which include the accounts of the Company and its subsidiary. Due to the Acquisition and the application of push-down accounting, different bases of accounting have been used to prepare the Predecessor and Successor financial statements. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods. The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

8

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Consolidation

The accompanying consolidated financial statements of the Successor include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.	Significant Accounting Policies

Cash

Cash includes cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business and other debt instruments with maturities of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”) residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). Fixed maturities, which may be sold prior to their contractual maturity, are designated as available-for-sale (“AFS”) and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments and cash received from maturities and pay-downs are reflected as a component of proceeds from sales and maturities within the Consolidated Statement of Cash Flows — Successor and Statement of Cash Flows — Predecessor.

The Company recognizes other-than-temporary impairments (“OTTI”) for securities classified as AFS in accordance with ASC 320, Investments-Debt and Equity Securities. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer’s ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and noncredit loss. Credit losses are charged to net realized investment losses and noncredit losses are charged to other comprehensive income. The credit loss component is the difference between the security’s amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security’s fair value and the present value of its expected future cash flows is the noncredit loss. For corporate bonds, historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities

9

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g., unemployment rates, housing prices) and loan-specific information (e.g., delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Commercial mortgage loans (“CMLs”) acquired at fair value are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the U.S. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses (“ALLL”) representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors.

Policy loans represent loans the Company issues to policyholders. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations and Comprehensive Income (Loss). Generally, interest is capitalized on the associated policy’s anniversary date.

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates fair value.

Derivatives

As part of the Company’s overall risk management policy, the Company uses listed options and exchange traded futures to economically hedge its obligation under certain fixed indexed annuity and universal life contracts. Derivative financial instruments utilized by the Company during the year ended December 31, 2015 and in the period from April 1, 2014 through December 31, 2014 (the “Successor Period”) included index option contracts and futures contracts. Derivatives are carried in the Company’s Consolidated Balance Sheet either as assets within Other invested assets or as liabilities within Accrued expenses and other liabilities at estimated fair value. The Company offsets the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in realized investment gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss). The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns at specified or optional dates based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in indexed annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option’s notional amount. The Company purchases and writes (sells) option contracts primarily to

10

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company receives/pays cash equal to the premium of written/purchased options when the contract is established. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract in exchange for the equity upon which the option is written/purchased. If the options are not exercised, then no additional cash is exchanged when the contract expires. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. Purchased put and call index option contracts are cash settled upon exercise and the gain or loss on the settlement is reported in net investment income. If the purchased option contract expires without being exercised, the premiums paid are reported as net investment income and the corresponding asset previously recorded is reversed. The change in the fair value of written option contracts is reported in Realized investment gains, net, with an adjustment to a corresponding liability. Written call index option contracts are cash settled upon exercise and the gain or loss on settlement is reported in Realized investment gains, net.

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company has reinsurance agreements to transfer all the risk related to guarantee minimum income, accumulation and withdrawal benefits in variable annuity contracts to third party reinsurers. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in policyholder account balances or future policy benefits and other policyholder liabilities.

Investment Income and Realized Gains and Losses

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed maturities when the timing and amount of cash flows expected to be received is not reasonably estimable. It is the Company’s policy to cease to carry accrued interest on commercial mortgage loans that are over 90 days delinquent. The Company held no non-income producing investments as of December 31, 2015 or December 31, 2014.

Realized investment gains and losses net include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Fees, and Related Policyholders’ Benefits and Interest Credited

Prior to April 1, 2014 or the periods prior to April 1, 2014 (the “Predecessor Periods”), the Company had reinsurance agreements whereby all premiums, fee income from policyholders and returns credited to policyholders, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Amounts reflected in the Statements of Operations and Comprehensive Income (Loss) are presented net of reinsurance.

11

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Surrender values on traditional life and death benefits are reflected in policyholder benefits.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. As of April 1, 2014, the Company has reinsurance agreements to transfer all the risk related to immediate annuities existing as of or prior to the Acquisition Date.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the policyholder, interest credited to the policyholder account balance and contract charges assessed against the policyholder account balance. Premiums from these contracts are reported as policyholder account balances. Fee income from policyholders consist of fees assessed against the policyholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the policy prior to contractually specified dates. These charges are recognized as revenue when assessed against the policyholder account balance. Policyholder benefits include life-contingent benefit payments in excess of the policyholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as policyholder account balance deposits. Policy fees for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the policyholder account balance.

Return credited to policyholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Policy charges for variable life and variable annuity products consist of fees assessed against the policyholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Policy benefits incurred for variable life and variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

The Company incurs costs in connection with renewal insurance business. All acquisition-related costs, including commissions, as well as all indirect costs, are expensed as incurred and reported in Other expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014.

Reinsurance

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have

12

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting. For short duration contracts, to meet risk transfer requirements the reinsurer must assume significant insurance risk and have a reasonable possibility of experiencing significant loss.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets (Successor). However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

In the Predecessor periods, or the periods prior to April 1, 2014, the Company had reinsurance agreements whereby all insurance risks represented by premiums, fee income from policyholders, returns credited to policyholder account balances, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Additionally, investment income earned on the assets that supported policyholder account balances and future policy benefits and other policyholder funds were not included in the Company’s financial statements, as those assets were owned and managed by ALIC and other reinsurers under the terms of the reinsurance agreements.

Value of Business Acquired (“VOBA”)

For interest-sensitive life products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits (“EGP’s”) from margins on mortality, interest, expenses, and surrenders, all of which are net of reinsurance and include actual realized gains and losses on investments. For non-interest sensitive life products, such as term life insurance, VOBA is amortized in relation to premium. VOBA is reviewed periodically for loss recognition to ensure that the unamortized balance is recoverable from future earnings from the business. The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS.

Separate Accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders, and therefore are not included in the Company’s Consolidated Statement of Operations and Comprehensive Income (Successor) or Statements of Operations and Comprehensive Income (Predecessor). Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives.

13

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Future Policy Benefits and Other Policyholder Liabilities

Policy liabilities are established for future policy benefits on certain annuity, life, and long term care policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Changes in policy and contract claims are recorded in policyholder benefits in the Consolidated Statements of Operations and Comprehensive Income (Loss).

For ASC 944-20 products, benefit reserves are computed using the net level premium method for individual life, annuity and long-term care policies, and are based upon estimates as to future investment yield, mortality and lapse that include provisions for adverse deviation that were prevalent at the time the reserve was initially established. Mortality, morbidity and lapse assumptions for all policies are based on the Company’s own experience and industry standards.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported claims and claims adjustment expenses. A liability is also held for claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary. Such adjustments are reflected in current operations.

Future policy benefit reserves for fixed indexed annuity policies with returns linked to the performance of a specified market index are equal to the excess of the sum of the fair value of the embedded derivative and the host (or guaranteed) component over the policyholder account balance. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established as of the date of acquisition and is equal to the account value, plus the value of the unexpired options at the date of acquisition, less the embedded derivative, and accreted over the policy’s life at a constant rate of interest.

The Company holds additional liabilities for its no lapse guarantees (associated with universal life) and guaranteed minimum withdrawal benefits (associated with fixed indexed annuities). These are accounted for in accordance with ASC 944-20, Financial Services — Insurance Activities.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised if the estimates discussed above are revised.

Policyholders’ Account Balances

Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses.

Future policy benefits reserves for the portion of fixed indexed annuities earning a fixed rate of interest, and other deferred annuity products are computed under a retrospective deposit method and represent policyholders’ account balances before applicable surrender charges. The prior year amount of $1.9 billion has been reclassified from Future Policy Benefits and Other Policyholder Liabilities to Policyholders’ Account Balances to conform with the current year presentation.

The Company holds additional liabilities for guaranteed minimum income benefits (“GMIB”) associated with variable annuities, which are accounted for in accordance with ASC 944-20, Financial Services — Insurance Activities. The reserves for certain living benefit features, including guaranteed minimum accumulation benefits

14

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

(“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) are accounted for as embedded derivatives, with fair values calculated as the present value of expected future benefit payments to contractholders less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. The Company’s GMIB, GMAB and GMWB reserves are ceded to external reinsurers. For additional information regarding the valuation of these optional living benefit features, see Note 10.

Income Taxes — Successor

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial statement and income tax bases of assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The realizability of deferred tax assets is assessed at each reporting date and a deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized. Tax positions are assessed under a two-step approach, which requires the assessment of recognition and measurement. The Company reports interest expense related to income tax matters and tax penalties in other operating expenses in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Income Taxes — Predecessor

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Other Long-Term Debt

Effective April 1, 2014, and with Nebraska Department of Insurance (the “NE DOI” or the “Department of Insurance”) approval, Lancaster Re issued a variable funding Surplus Note (the “Surplus Note”) to its affiliate, Lanis, LLC. for $513 million and acquired from Lanis a Vehicle Note (the “Vehicle Note”) for $513 million. The Vehicle Note is held to support a portion of Lancaster Re’s reinsurance obligations and has been authorized as an acceptable form of reinsurance collateral pursuant to Nebraska Rev. Stat. §44-8216(8)(c)(i) which allows a special purpose financial captive insurer to establish any method of security that the Department deems acceptable. The scheduled maturity date of the Vehicle Note is April 1, 2034, and the scheduled maturity date of the Surplus Note is April 1, 2039, although each may be cancelled earlier or extended under certain conditions. The Surplus Note does not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the Department of Insurance. With pre-approval, the Surplus Note is increased each quarter with a corresponding increase in the Vehicle Note. With Department pre-approval, interest on the Surplus Note for the prior quarter is paid on the first day of each subsequent quarter at a rate consistent with the rate received on the Vehicle Note of 4%. The Surplus Note and Vehicle Note increased by $57.1 million and $38.6 million in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively. Interest expense of $22.9 million and $15.7 million was recognized in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively. The Surplus Note is unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Lancaster Re.

Other Assets and Accrued Expenses and Other Liabilities

Other assets consist primarily of premiums due, intangible assets, the Vehicle Note and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

15

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Reclassifications

Certain prior year amounts have been reclassified to conform with the current year financial statement presentation.

Adoption of New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item, but only if the amount reclassified is required under accounting principles generally accepted in the United States of America (“GAAP”) to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company’s results of operations or financial position.

Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis (“pushdown”) in the acquired entity’s separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer’s new basis in the acquired entity’s assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The Company has applied pushdown accounting as a result of the Acquisition in the Successor Period, as disclosed in Note 1.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. The adoption of this new guidance in 2015 did not have a material impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued a comprehensive new revenue recognition standard effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

16

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In February 2015, the FASB issued updated guidance regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2015, the FASB issued new guidance on short-duration insurance contracts. The amendments in this new guidance are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The new guidance should be applied retrospectively by providing comparative disclosures for each period presented, except for those requirements that apply only to the current period. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability; (ii) methodologies and judgments in estimating claims; and (iii) the timing, and frequency of claims. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2015, the FASB issued new guidance on fair value measurement effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement, effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to: (i) the classification and measurement of certain equity investments; (ii) the presentation of changes in the fair value of financial liabilities measured under

17

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

the fair value option that are due to instrument-specific credit risk; and (iii) certain disclosures associated with the fair value of financial instruments. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2015 and 2014 were as follows:

December 31, 2015 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$163,096	$5,563	$(81)	$168,578
Obligations of U.S. States and Political Subdivisions	712,948	14,827	(7,018)	720,757
Foreign government	72,042	202	(10,601)	61,643
Corporate securities	6,060,561	31,263	(353,149)	5,738,675
ABS	542,503	2,517	(8,229)	536,791
CMBS	513,316	627	(7,244)	506,699
RMBS	209,728	4,600	(1,529)	212,799

Total fixed maturities	$8,274,194	$59,599	$(387,851)	$7,945,942

December 31, 2014 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$287,077	$20,933	$(58)	$307,952
Obligations of U.S. States and Political Subdivisions	517,378	26,888	(531)	543,735
Foreign government	250,008	5,637	(437)	255,208
Corporate securities	7,279,391	132,481	(34,127)	7,377,745
ABS	378,906	6,145	(2,408)	382,643
CMBS	331,041	3,507	(1,065)	333,483
RMBS	188,055	2,849	(1,023)	189,881

Total fixed maturities	$9,231,856	$198,440	$(39,649)	$9,390,647

Scheduled Maturities — Successor

The scheduled maturities for fixed maturities are as follows as of December 31, 2015:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$190,261	$189,547
Due after one year through five years	1,461,237	1,459,059
Due after five years through ten years	2,148,851	2,092,046
Due after ten years	3,208,298	2,949,002

Total before asset and mortgage-backed securities	7,008,647	6,689,654
Asset and mortgage-backed securities	1,265,547	1,256,288

Total fixed maturities	$8,274,194	$7,945,942

18

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Commercial Mortgage Loans — Successor

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company’s commercial mortgage loan portfolio by geographical region as of December 31, 2015 and December 31, 2014:

($ in thousands)	December 31, 2015	December 31, 2014
Alabama	$1,508	$1,720
Arizona	34,911	35,481
California	336,310	255,563
Colorado	57,207	22,381
Connecticut	25,374	—
Florida	86,698	20,779
Georgia	67,213	27,502
Hawaii	7,134	8,125
Illinois	92,813	53,174
Iowa	1,266	1,490
Kansas	9,200	—
Kentucky	7,696	8,260
Maine	3,905	4,114
Maryland	33,844	35,536
Massachusetts	90,897	92,963
Minnesota	148,346	52,496
Missouri	—	9,324
Nevada	14,262	14,705
New Jersey	68,720	84,007
New York	94,985	72,625
North Carolina	58,078	31,111
Ohio	36,954	38,400
Oklahoma	10,803	10,835
Pennsylvania	41,975	37,688
South Carolina	2,532	3,130
Tennessee	5,278	5,719
Texas	107,279	103,778
Utah	44,366	45,914
Virginia	2,353	18,572
Washington	11,550	13,138
Wisconsin	5,675	6,637
General allowance for loan loss	—	—

Total commercial mortgage loans	$1,509,132	$1,115,167

19

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2015 and December 31, 2014:

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2015 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
	(In thousands)					(In thousands)
Loan-to-value ratios:
Less than 65%	$869,470	$85,869	$19,862	$975,201	64.6%	$1,000,948	65.1%
65% to 75%	508,557	25,374	—	533,931	35.4	535,690	34.9
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$1,378,027	$111,243	$19,862	$1,509,132	100.0%	$1,536,638	100.0%

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2014 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
	(In thousands)					(In thousands)
Loan-to-value ratios:
Less than 65%	$930,592	$151,700	$29,460	$1,111,752	97.6%	$1,146,030	97.6%
65% to 75%	16,591	10,537	—	27,128	2.4	28,275	2.4
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$947,183	$162,237	$29,460	$1,138,880	100.0%	$1,174,305	100.0%

As of December 31, 2015 and December 31, 2014, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2015 and December 31, 2014, $1,509 million and $1,139 million, respectively, of commercial mortgage loans were in current status with no commercial mortgage or other loans classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of December 31, 2015 and December 31, 2014, the Company held no impaired commercial mortgage loans.

The Company’s commercial mortgage may occasionally be involved in a troubled debt restructuring. As of December 31, 2015, the Company had no commitments to fund to borrowers that have been involved in a troubled debt restructuring. As of December 31, 2015 and December 31, 2014, the Company had no new troubled debt restructurings related to commercial mortgage and no payment defaults on commercial mortgages.

20

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Other Invested Assets — Successor

The following table sets forth the composition of “Other invested assets” as of December 31, 2015 and December 31, 2014:

Amortized Cost

	Successor	Successor
($ in thousands)	December 31, 2015	December 31, 2014
Low income housing tax credit properties	$677	$896
Derivatives	17,735	26,001

	$18,412	$26,897

Net Investment Income

Net investment income for Successor Periods for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Fixed maturities	$334,931	$231,972	$2,461	$11,545
Commercial mortgage loans	63,028	49,417	—	—
Cash, cash equivalents and short-term investments	511	4,786	16	23
Other investment (loss) income	9,543	7,353	—	—

Gross investment income	408,013	293,528	2,477	11,568
Investment expenses	9,082	4,957	127	633

Net investment income	$398,931	$288,571	$2,350	$10,935

21

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Realized Investment Gains and Losses

Realized investment gains and losses for Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Realized investment gains, net
Fixed maturities	$120,421	$25,795	$285	$—
Commercial mortgage loans	2,325	2,880	—	—
Derivatives	(9,208)	17,417	—	—

Net realized gains	$113,538	$46,092	$285	$—

There were no other-than-temporary impairment losses recorded in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014.

There were no other-than-temporary impairment losses recorded in the Predecessor Period from January 1, 2014 through March 31, 2014. Realized capital gains and losses in the Predecessor year ended December 31, 2013 included $2 thousand of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2015 or as of December 31, 2014.

Proceeds from sales of fixed maturities and gross realized investment gains and losses for Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Fixed maturities, available-for-sale
Proceeds from sales	$3,864,356	$1,429,177	$5,277	$9,170
Gross investment gains from sales	147,287	30,403	317	3
Gross investment losses from sales	(26,829)	(4,608)	(32)	(1)

Proceeds from sales excludes taxable exchanges of $72.4 million and $3.0 million for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively.

22

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Unrealized Investment Gains and Losses — Successor

The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015 and December 31, 2014:

	Less than 12 months		Greater than 12 months
December 31, 2015 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$18,639	$(77)	$98	$(4)	$18,737	$(81)
Obligations of U.S. States and Political Subdivisions	207,889	(6,983)	4,030	(35)	211,919	(7,018)
Foreign government	41,507	(8,665)	5,965	(1,936)	47,472	(10,601)
All other corporate securities	3,523,371	(293,131)	209,474	(60,018)	3,732,845	(353,149)
ABS	397,884	(7,031)	15,040	(1,198)	412,924	(8,229)
CMBS	437,244	(7,164)	8,419	(80)	445,663	(7,244)
RMBS	65,470	(776)	29,659	(753)	95,129	(1,529)

Total fixed income securities	$4,692,004	$(323,827)	$272,685	$(64,024)	$4,964,689	$(387,851)

	Less than 12 months		Greater than 12 months
December 31, 2014 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$14,160	$(58)	$—	$—	$14,160	$(58)
Obligations of U.S. States and Political Subdivisions	57,605	(531)	—	—	57,605	(531)
Foreign government	37,543	(437)	—	—	37,543	(437)
All other corporate securities	1,683,186	(34,127)	—	—	1,683,186	(34,127)
ABS	115,568	(2,408)	—	—	115,568	(2,408)
CMBS	135,203	(1,065)	—	—	135,203	(1,065)
RMBS	92,804	(1,023)	—	—	92,804	(1,023)

Total fixed income securities	$2,136,069	$(39,649)	$—	$—	$2,136,069	$(39,649)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other-than-temporary and is recorded in earnings.

23

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

24

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Net Unrealized Investment Gains and Losses in AOCI

($ in thousands) Predecessor	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2012	$21,236	$—	$—	$(7,433)	$13,803
Net investment gains and losses on investments arising during the period	(15,281)	—	—	5,349	(9,932)
Reclassification adjustment for gains and losses included in net income	1	—	—	—	1

Balance, December 31, 2013	$5,954	$—	$—	$(2,084)	$3,870
Net investment gains and losses on investments arising during the period	2,364	—	—	(828)	1,536
Reclassification adjustment for gains and losses included in net income	285	—	—	(100)	185

Balance, March 31, 2014	$8,033	$—	$—	$(2,812)	$5,221

Successor
Balance, April 1, 2014	$—	$—	$—	$—	$—
Net investment gains and losses on investments arising during the period	159,261	—	—	(55,675)	103,586
Reclassification adjustment for gains and losses included in net income	—	—	—	—	—
Impact of net unrealized investment gains and losses on VOBA	—	(20,287)	—	7,100	(13,187)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(7,541)	2,640	(4,901)

Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498
Net investment gains and losses on investments arising during the period	(408,019)	—	—	142,807	(265,212)
Reclassification adjustment for gains and losses included in net income	79,023	—	—	(27,658)	51,365
Impact of net unrealized investment gains and losses on VOBA	—	57,061	—	(19,971)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	60,447	(21,157)	39,290

Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)

25

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

4.	Derivative Financial Instruments

See Note 2 for a description of the Company’s accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2015 and 2014:

($ in thousands)	Successor
	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
Assets
Equity Options	$879,853	$28,588	$(10,961)	$593,610	$68,776	$(43,104)
Futures	15,373	108	—	20,195	329	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts(2)	$1,494,084	$—	$(64,138)	$1,734,264	$—	$(63,660)
Equity-indexed life contracts	401,511	—	(11,701)	347,610	—	(18,720)
Guaranteed accumulation benefits(1)	95,752	—	(7,499)	120,714	—	(6,367)
Guaranteed withdrawal benefits(1)	13,264	—	(315)	17,102	—	(366)

(1)	As of April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements
(2)	Notional amount represents account value of equity indexed contracts

The standardized ISDA Master Agreement under which the Company’s derivative transactions are executed include provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex (“CSA”) have been executed. At December 31, 2015 and December 31, 2014, the Company held $0.8 million and $6.4 million in cash and securities collateral delivered by trade counterparties. This cash collateral is reported in Cash on the Consolidated Balance Sheet.

The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014:

	For the Year Ended December 31, 2015		For the Period from April 1, 2014 through December 31, 2014
($ in thousands)	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits
Assets
Equity Options	$(7,557)	$—	$15,230	$—
Futures	(1,651)	—	2,187	—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$(478)	$—	$(5,622)
Equity-indexed life contracts	—	956	—	90

26

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013:

	For the Period from January 1, 2014 through March 31, 2014		For the Year Ended December 31, 2013
($ in thousands)	Interest Credited(1)	Policyholder Benefits(1)	Interest Credited(1)	Policyholder Benefits(1)
Liabilities
Policyholders’ account balances
Derivatives embedded in life and annuity contracts	$16,427	$946	$36,890	$10,177

(1)	Prior to April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.

5.	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheets (Successor) at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2	Assets and liabilities whose values are based on the following:

(a) Quoted prices for similar assets or liabilities in active markets;

(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent

27

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Successor

There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 or December 31, 2014. The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014.

December 31, 2015
Description for Each Class of Asset or Liability ($ in thousands)	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies	$10,621	$157,957	$—	$168,578
Obligations of U.S. States and Political Subdivisions	—	720,757	—	720,757
Foreign government	—	61,643	—	61,643
All Other Corporate Securities	—	5,727,155	11,520	5,738,675
ABS	—	522,531	14,260	536,791
CMBS	—	506,699	—	506,699
RMBS	—	212,799	—	212,799
Short term investments	166,358	18,462	—	184,820
Other invested assets
Equity Options	17,627	—	—	17,627
Futures	108	—	—	108
Separate accounts assets	1,395,141	—	—	1,395,141

Total assets at fair value	$1,589,855	$7,928,003	$25,780	$9,543,638

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(64,138)	$(64,138)
Equity indexed life contracts	—	(11,701)	—	(11,701)
Guaranteed minimum accumulation benefits	—	—	(7,499)	(7,499)
Guaranteed minimum withdrawal benefits	—	—	(315)	(315)
Separate accounts liabilities	(1,395,141)	—	—	(1,395,141)

Total liabilities at fair value	$(1,395,141)	$(11,701)	$(71,952)	$(1,478,794)

28

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014
Description for Each Class of Asset or Liability ($ in thousands)	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$12,408	$295,544	$—	$307,952
Obligations of U.S. States and Political Subdivisions	—	543,735	—	543,735
Foreign government	—	255,208	—	255,208
All Other Corporate Securities	—	7,370,409	7,336	7,377,745
ABS	—	377,393	5,250	382,643
CMBS	—	330,790	2,693	333,483
RMBS	—	189,881	—	189,881
Short term investments	191,979	145,677	23,713	361,369
Other invested assets
Equity Options	25,672	—	—	25,672
Futures	329	—	—	329
Separate accounts assets	1,573,865	—	—	1,573,865

Total assets at fair value	$1,804,253	$9,508,637	$38,992	$11,351,882

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(63,660)	$(63,660)
Equity indexed life contracts	—	(18,720)	—	(18,720)
Guaranteed minimum accumulation benefits	—	—	(6,367)	(6,367)
Guaranteed minimum withdrawal benefits	—	—	(366)	(366)
Separate accounts liabilities	(1,573,865)	—	—	(1,573,865)

Total liabilities at fair value	$(1,573,865)	$(18,720)	$(70,393)	$(1,662,978)

There were no transfers between Level 1 and Level 2 during the period from April 1, 2014 through December 31, 2014. In 2015, U.S. Treasury securities were transferred to Level 1 as those securities are traded in an active market. The prior year presentation has been updated to conform to the current year presentation.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities

The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. U.S. Treasury securities are included within Level 1 due to the market activity. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark

29

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2015 or December 31, 2014.

Short-term Investments

Short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2. Short-term investments classified within Level 3 primarily consist of commercial mortgage loans. The fair value of the commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Other Invested Assets

The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Separate Account Assets and Liabilities

Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

30

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Policyholders’ Account Balances

The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements:

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(64,138)	Option Pricing Technique	Projected Option Cost	1.40% - 2.11%	1.70%

Excluded from the table above at December 31, 2015 and December 31, 2014 are approximately $26 million and $15 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The table above also excludes underlying quantitative inputs related to liabilities held for the Company’s guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

31

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014:

($ in thousands)	Balance as of January 1, 2015	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2015
Assets
Fixed income securities
All other corporate securities	$7,336	$(282)	$30	$13,255	$(2,386)	$—	$—	$—	$(6,433)	$11,520
ABS	5,250	134	(2,338)	17,191	—	—	(5,000)	—	(977)	14,260
CMBS	2,693	23,506	314	—	—	—	(20,192)	—	(6,321)	—
Short-term investments	23,713	14	—	—	—	—	—	—	(23,727)	—
Liabilities
Equity indexed annuity contracts	(63,660)	(478)	—	—	—	—	—	—	—	(64,138)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(6,733)	(1,081)	—	—	—	—	—	—	—	(7,814)

($ in thousands)	Balance as of April 1, 2014	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2014
Assets
Fixed income securities
All other corporate securities	$396,694	$4,514	$(7,472)	$—	$(289,172)	$—	$(97,228)	$—	$—	$7,336
ABS	436	—	(55)	—	—	4,930	—	—	(61)	5,250
CMBS	3,397	2,179	(314)	—	—	—	—	—	(2,569)	2,693
Short-term investments	24,095	29	—	—	—	—	(411)	—	—	23,713
Liabilities
Equity indexed annuity contracts	(58,038)	(5,622)	—	—	—	—	—	—	—	(63,660)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(8,499)	1,766	—	—	—	—	—	—	—	(6,733)

(1)	These amount are 100% ceded in accordance with the Company’s reinsurance agreements.

Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

32

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Balance Sheet; however, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2015 and December 31, 2014:

December 31, 2015 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,536,638	$1,536,638
Policy loans	—	—	186,827	186,827
Cash	49,121	—	—	49,121
Vehicle note	—	—	638,270	638,270

Total assets at fair value	$49,121	$—	$2,361,735	$2,410,856

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,967,973	$5,967,973
Other long-term debt	—	—	638,270	638,270

	$—	$—	$6,606,243	$6,606,243

December 31, 2014 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,150,510	$1,150,510
Policy loans	—	—	194,385	194,385
Cash	49,730	—	—	49,730
Vehicle note	—	—	551,600	551,600

Total assets at fair value	$49,730	$—	$1,896,495	$1,946,225

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$6,609,253	$6,609,253
Other long-term debt	—	—	551,600	551,600

	$—	$—	$7,160,853	$7,160,853

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

Cash

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value.

33

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Vehicle Note and Other Long-Term Debt

The fair value of the Vehicle note and Other long-term debt is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate.

Policyholders’ Account Balances — Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Predecessor

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 Measurements

•	Fixed maturities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•	Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested and obtained daily from the fund managers.

Level 2 Measurements

•	Fixed maturities

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

34

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 Measurements

•	Policyholder account balances — Successor; contractholder funds Predecessor: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of nonmarket observable inputs.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(267,859)	$18,525	$—	$—	$—

Total recurring Level 3 liabilities	$(267,859)	$18,525	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of March 31, 2014
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(3,764)	$2,612	$(250,486)

Total recurring Level 3 liabilities	$—	$—	$(3,764)	$2,612	$(250,486)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

35

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed maturities:
Corporate	$312	$—	$—	$—	$—

Total recurring Level 3 assets	$312	$—	$—	$—	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(314,926)	$43,244	$—	$—	$—

Total recurring Level 3 liabilities	$(314,926)	$43,244	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed maturities:
Corporate	$—	$—	$—	$(312)	$—

Total recurring Level 3 assets	$—	$—	$—	$(312)	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(6,621)	$10,444	$(267,859)

Total recurring Level 3 liabilities	$—	$—	$(6,621)	$10,444	$(267,859)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during the period from January 1, 2014 through March 31, 2014 or 2013.

36

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

($ in thousands)	Period from January 1, 2014 through March 31, 2014	As of December 31, 2013
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$18,525	$43,244

Total recurring Level 3 liabilities	$18,525	$43,244

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits in the period from January 1, 2014 through March 31, 2014, $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013. These amounts are ceded in accordance with the Company’s reinsurance agreements.

6.	Reinsurance

Successor

The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life and long-term care policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers. As of December 31, 2015 and December 31, 2014, approximately 99% of the Company’s non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents over 65% of the Company’s reinsurance recoverables as of December 31, 2015 and 2014.

On April 1, 2014, the Company entered into an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer under which risk on certain universal life and fixed annuity products is transferred. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2015 and 2014, the Company had a deposit receivable and a modified coinsurance payable of $1,250 million and $1,383 million, respectively, related to this agreement.

37

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the year ended December 31, 2015 and for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,463,472	$921,444
Assumed	5,939	5,258
Ceded	(1,106,638)	(702,833)

Premiums and fee income, net of reinsurance	$362,773	$223,869

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the year ended December 31, 2015 and for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,603,724	$1,104,420
Assumed	6,743	4,713
Ceded	(957,643)	(635,887)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$652,824	$473,246

Predecessor

Prior to April 1, 2014, the Company had reinsurance agreements under which it reinsured all of its business to ALIC, Lincoln Benefit Re (“LB Re”) or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to policyholders account balances, contract benefits and substantially all expenses were reinsured. The Company purchased reinsurance to limit aggregate and single losses on large risks. The Company ceded a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

The effects of reinsurance on premiums and contract charges are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Direct	$331,899	$1,331,597
Assumed	1,581	6,830
Ceded:
Affiliate	(244,797)	(962,576)
Non-affiliate	(88,683)	(375,851)

Premiums and fee income, net of reinsurance	$—	$—

38

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The effects of reinsurance on return credited to policyholders’ account balances, policyholder benefits and other expenses are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Direct	$450,041	$1,938,015
Assumed	2,606	8,180
Ceded:
Affiliate	(336,122)	(1,505,010)
Non-affiliate	(116,525)	(441,185)

Return credited to policyholders, contract benefits and expenses, net of reinsurance	$—	$—

7.	Income Taxes

Successor

In connection with the Acquisition as defined in Note 1, ALIC made an election under Treasury Regulation Section 1.1502-36(d) for ALIC to eliminate tax basis in certain assets and tax attributes under the “unified loss rules”. As a result, the tax basis of certain of the Company’s assets was reduced immediately prior to the Acquisition. The reduced tax bases were used to determine the deferred tax impact under the acquisition method of accounting as discussed in Note 1.

The Company is party to a federal income tax allocation agreement (the “Tax Allocation Agreement”) with Lancaster Re. The Company and Lancaster Re will file a separate consolidated federal income tax return for the period April 1, 2014 to December 31, 2014 and will continue to do so in future tax years under Internal Revenue Code Section 1504 (c)(1).

Following the Acquisition, the Company exited The Allstate Corporation’s consolidated federal income tax return and is no longer a party to the tax allocation agreement with its former affiliates. Final tax settlements were agreed to with The Allstate Corporation and no future tax allocations are expected to occur with The Allstate Corporation.

As part of the Acquisition, although the Company remains jointly and severally liable for consolidated tax liabilities, the Company is held harmless by ALIC in accordance with the Acquisition agreement and believes that the possibility of a tax liability for the pre-sale tax years is remote. Additionally, the Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2015 and December 31, 2014. As of December 31, 2015, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

39

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The components of the deferred income tax assets and liabilities as of December 31, 2015 and December 31, 2014 are as follows:

($ in thousands)	December 31, 2015	December 31, 2014
Deferred tax assets
Policyholder reserves	$2,058,446	$2,057,627
Deferred acquisition costs	41,664	24,850
Deferred financing costs	8,707	10,755
Net operating loss carryforward	—	7,500
Investments	120,893	—
Other assets	688	38

Total deferred tax assets	$2,230,398	$2,100,770

Deferred tax liabilities
Value of business acquired	$(86,696)	$(81,032)
Amounts recoverable from reinsurers	(2,076,251)	(2,010,157)
Investments	—	(45,935)
Intangibles	(1,820)	(1,820)
Other liabilities	(591)	(2,558)

Total deferred tax liabilities	$(2,165,358)	$(2,141,502)

Net deferred tax asset/(liability)	$65,040	$(40,732)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that any tax attribute carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) prudent and feasible tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. The Company had no valuation allowance as of December 31, 2015 or December 31, 2014. With respect to deferred tax assets associated with investments, the Company has the ability and intent to hold these securities until recovery. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

At December 31, 2015, the Company had no net operating loss carryforwards, no capital loss carryforwards, or tax credit carryforwards.

40

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Expected federal income tax expense	45,062	$15,722
Dividends received deduction	(2,443)	(1,470)
Other	3,475	(18)

Total income tax expense	$46,094	$14,234

Other represents the establishment of additional deferred tax liabilities that existed at the time of Acquisition and identified during the completion of the consolidated federal income tax return for the 2014 tax year.

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income, and, as such, is a significant component of the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, certain issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.

Predecessor

Prior to April 1, 2014, the Company joined The Allstate Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and was party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company paid to or received from The Allstate Corporation the amount, if any, by which the Allstate Group’s federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also had a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements resulted in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The IRS is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The IRS completed the audit of the Allstate Group’s 2011 and 2012 federal income tax returns and issued a final Revenue Agent’s Report on June 10, 2015. The Allstate Group’s tax years prior to 2011 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

41

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The components of income tax expense are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Current	$914	$3,902
Deferred	8	(77)

Total income tax expense	$922	$3,825

The Company paid no income taxes in the period from January 1, 2014 through March 31, 2014. The Company paid income taxes of $4.2 million in 2013.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

	Period from January 1, 2014 through March 31, 2014	2013
Statutory federal income tax rate	35.0%	35.0%
Other	—	—

Effective income tax rate	35.0%	35.0%

8.	Future Policy Benefits and Other Policyholder Liabilities — Successor

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2015 and 2014, future policy benefits and other policyholder liabilities consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Traditional life insurance	$1,567,388	$1,492,438
Immediate fixed annuities	584,948	635,858
Accident and health insurance	1,580,809	1,462,110
Equity indexed annuities	38,739	39,174
Other	985,757	899,369

Total	$4,757,641	$4,528,949

Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.

42

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

9.	Policyholder Account Balances — Successor

As of December 31, 2015 and 2014, policyholders’ account balances consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Interest-sensitive life contracts	$5,210,152	$5,085,470
Individual annuities	5,896,019	6,662,985
Other	14,394	15,857

Total policyholders’ account balances	$11,120,565	$11,764,312

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%.

10.	Certain Nontraditional Long-Duration Contracts — Successor

The Company offered traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also offered variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with and without market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. All of the risks associated with the Company’s variable annuity contracts are reinsured with external reinsurers.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in fee income from policyholders and changes in liabilities for minimum guarantees are generally included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Predecessor).

43

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within Future policy benefits and other policyholder liabilities or Policyholders’ account balances. As of December 31, 2015 and December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2015
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$608.8	$127.4	$12.8	$91.6
Net amount at risk	$66.3	$16.9	$0.1	$7.4
Average attained age of contractholders	61 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	5 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$307.3
General account value	$3,639.6
Net amount at risk	$84,370.9
Average attained age of contractholders	48 years

44

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

As of December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2014
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$742.7	$151.9	$16.6	$118.4
Net amount at risk	$57.2	$15.2	$0.1	$6.2
Average attained age of contractholders	60 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	6 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$325.1
General account value	$3,518.3
Net amount at risk	$89,942.8
Average attained age of contractholders	51 years

Liabilities for Guarantee Benefits

The liabilities for guaranteed minimum death benefits (“GMDB”) and secondary guarantees on interest-sensitive life and fixed annuities are included in Future policy benefits and other policyholder liabilities on the Consolidated Balance Sheet (Successor) and the related changes in the liabilities are included in Policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss) for the Successor Period for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014. Guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as bifurcated embedded derivatives and are recorded at fair value within Policyholders’ account balances on the Consolidated Balance Sheet (Successor). The table below summarizes the changes in general account liabilities for guarantees on variable contracts.

45

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

	GMDB	GMIB	GMWB/ GMAB	Secondary Guarantees
($ in thousands)	Variable Annuity	Variable Annuity	Variable Annuity	Interest- Sensitive Life and Fixed Annuities	Total
Predecessor
Net balance as of December 31, 2013	$—	$—	$—	$—	$—
Plus reinsurance recoverable	8,444	8,743	9,444	281,771	308,402

Balance as of December 31, 2013	$8,444	$8,743	$9,444	$281,771	$308,402

Less: reinsurance recoverable	8,444	8,743	9,444	281,771	308,402
Net balance as of December 31, 2013	—	—	—	—	—
Incurred guarantee benefits	—	—	—	—	—
Paid guarantee benefits	—	—	—	—	—

Net change	—	—	—	—	—
Net balance as of March 31, 2014	—	—	—	—	—
Plus reinsurance recoverable	8,057	7,122	8,499	293,704	317,382

Balance as of March 31, 2014	$8,057	$7,122	$8,499	$293,704	$317,382

Successor
Balance as of April 1, 2014	$8,057	$7,122	$8,499	$552,163	$575,841
Less: reinsurance recoverable	8,057	7,122	8,499	67,288	90,966

Net balance as of April 1, 2014	—	—	—	484,875	484,875
Incurred guarantee benefits	—	—	—	159,104	159,104
Paid guarantee benefits	—	—	—	(108,252)	(108,252)

Net change	—	—	—	50,852	50,852
Net balance as of December 31, 2014	—	—	—	535,727	535,727
Plus reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Balance as of December 31, 2014	$8,358	$8,240	$6,733	$619,460	$642,791

Less: reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Net balance as of December 31, 2014	—	—	—	535,727	535,727
Incurred guarantee benefits	—	—	—	217,626	217,626
Paid guarantee benefits	—	—	—	(118,063)	(118,063)

Net change	—	—	—	99,563	99,563
Net balance as of December 31, 2015	—	—	—	635,290	635,290
Plus reinsurance recoverable	8,844	5,663	7,814	100,317	122,638

Balance as of December 31, 2015	$8,844	$5,663	$7,814	$735,607	$757,928

46

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

11.	Value of Business Acquired — Successor

The following reflects the changes to the VOBA asset:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Balance at beginning of period	$231,521	$290,795
Business acquired	—	—
Amortized to expense during the year(1)	(40,880)	(38,987)
Adjustment for unrealized investment losses during the year	57,061	(20,287)

Balance at end of year	$247,702	$231,521

(1)	Amount is included in Operating and Acquisition Expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

VOBA Amortization
2016	14%
2017	12%
2018	10%
2019	8%
2020 and thereafter	56%

12.	Commitments and Contingencies

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

47

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2015, the Company accrued $6.7 million for guaranty fund assessments which is expected to be offset by estimated future premium tax deductions of $11.1 million.

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The Company had the following restricted assets:

•	Certain bonds were on deposit with governmental authorities as required by law with market values of $8.4 million and $8.9 million at December 31, 2015 and December 31, 2014, respectively.

•	Derivative cash collateral received was reported as cash equivalents of $0.8 million and $6.4 million at December 31, 2015 and December 31, 2014, respectively.

•	Funds pledged on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaling $18.4 million at December 31, 2015.

13.	Regulatory Capital and Dividends

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments at amortized cost. Statutory accounting practices do not give recognition to purchase accounting adjustments.

48

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Statutory net income was $74 million and $226 million for the years ended December 31, 2015 and December 31, 2014, respectively. Statutory capital and surplus was $555 million and $719 million as of December 31, 2015 and December 31, 2014, respectively.

Dividend	Limitations

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Department of Insurance is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as, the timing and amount of dividends paid in the preceding twelve months. In connection with the Acquisition, prior approval of the Nebraska Director of Insurance is required for the Company for any dividend or distribution for five years subsequent to the Acquisition. The Company paid dividends of $187.0 million and $33.2 million during the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014, respectively.

Other

Without the prior approval of the Nebraska Director of Insurance, the Company may not:

1.	Acquire or enter into an agreement or understanding to acquire control of any insurer, assumptively acquire policies, or bulk reinsure business during the period of three years after the Acquisition.

2.	Provide or propose to provide directly or indirectly any loans, advances, guarantees, pledges, or other financial assistance (excluding policy loans or investment portfolio transactions) during the period of three years after the Acquisition.

3.	Engage in any material transaction during the period of three years after the Acquisition. “Material transaction” shall mean any transfer or encumbrance of assets that, together with all other transfers or encumbrances made within the preceding twelve months, exceeds in value the greater of five percent of Lincoln Benefit’s surplus as of the December 31st of the last preceding, or the net gain from operations of Lincoln Benefit for the twelve-month period ending the December 31st of the last preceding. For the purposes of this clause, “Material Transaction” shall exclude: (i) investment portfolio transactions; (ii) settlement of balances due to policyholders, agents or third party reinsurers under existing reinsurance agreements or; (iii) settlement of ordinary course payables including but not limited to taxes, third party administrators, suppliers or other ordinary course creditors, and intercompany payables arising under any approved intercompany services agreement

Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements.

14.	Leases

In December 2014, the Company entered into a lease agreement, effective February 2015, to lease office space under a non-cancellable operating lease agreement that expires in January 31, 2026. For the year ended December 31, 2015, the Company made payments of $0.1 million pursuant to this operating lease. For the period from April 1, 2014 through December 31, 2014, the Company made no payments pursuant to this operating lease.

49

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The minimum aggregate rental commitments as of December 31, 2015 were as follows:

($ in thousands)
2015	$194
2016	207
2017	212
2018	217
2019	222
All future years	1,489

Aggregate total	$2,541

15.	Related Parties

Successor

On April 1, 2014, the Company entered into a management services agreement with Resolution. Under this agreement, Resolution and Lincoln Benefit provide services to each other including but not limited to compliance, legal, risk management, accounting and reporting, treasury, tax and other management related services. Services are provided at cost. Resolution provided $13.9 million and $21.1 million in services to Lincoln Benefit for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC (“Lanis”) pursuant to which the Company will pay Lanis the risk spread due on the Vehicle Note issued by Lanis to Lancaster Re. The total expense related to this risk spread for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 was approximately $6.7 million and $4.3 million, respectively.

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2015 and December 31, 2014 ($ in thousands):

	December 31, 2015	December 31, 2014
Resolution	$(2,623)	$(4,509)
Lanis	$(1,742)	$(1,564)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

The Company’s stock is pledged as collateral on Resolution’s term loan agreement with a syndicate of lenders (“Term Loan”). The maturity date of the loan is June 15, 2018. The Term Loan was funded on April 1, 2014.

On April 1, 2014, the Company and RLI entered into a Letter Agreement whereby from and after the fifth anniversary of the date of the agreement, if the Company makes any payment pursuant to the Fee Letter, within ten Business Days of such payment by the Company, RLI shall reimburse the Company in cash in an amount equal to such payment by the Company.

Predecessor

All intercompany balances were settled prior to the Acquisition.

50

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Business operations

Prior to April 1, 2014, the Company used services performed by its affiliates, Allstate Insurance Company (“AIC”), ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shared the services of employees with AIC. The Company reimbursed its affiliates for the operating expenses incurred on behalf of the Company. The Company was charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $50.1 million and $249.7 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013, respectively. Of these costs, the Company retained investment related expenses on the invested assets that were not transferred under the reinsurance agreements. All other costs were ceded to ALIC under the reinsurance agreements.

Broker-Dealer agreements

Prior to April 1, 2014, the Company had a service agreement with Allstate Distributors, L.L.C. (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promoted and marketed products sold by the Company. In return for these services, the Company recorded expense of $12 thousand and $71 thousand in the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

Prior to April 1, 2014, the Company received distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $2.2 million and $7.7 million in the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

Reinsurance

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Premiums and contract charges	$244,797	$962,576
Interest credited to contractholder funds, contract benefits and expenses	336,122	1,505,010

In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re.

Income taxes

Prior to April 1, 2014, the Company was a party to a federal income tax allocation agreement with The Allstate Corporation (see Note 7).

Intercompany loan agreement

Prior to April 1, 2014, the Company had an intercompany loan agreement with The Allstate Corporation.

51

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Schedule I Summary of Investments Other Than Investments in Related Parties

December 31, 2015

($ in thousands)	Amortized Cost	Fair Value		Amount at which shown in the Consolidated Balance Sheet
Type of Investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$163,096		$168,578	$168,578
States, municipalities and political subdivisions	712,948		720,757	720,757
Foreign governments	72,042		61,643	61,643
All other corporate bonds	6,060,561		5,738,675	5,738,675
Residential mortgage-backed securities	209,728		212,799	212,799
Commercial mortgage-backed securities	513,316		506,699	506,699
Asset-backed securities	542,503		536,791	536,791

Total fixed maturities	$8,274,194		$7,945,942	$7,945,942
Other securities:
Mortgage loans	$1,509,132	$		$1,509,132
Derivatives	26,128		17,735	17,735
Other long-term assets	677			677
Policy loans	186,827			186,827
Short-term investments	184,820			184,820

Total other securities	$1,907,584		$17,735	$1,899,191

Total investments	$10,181,778		$7,963,677	$9,845,133

52

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Schedule IV — Reinsurance

($ in thousands)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Successor
Year Ended December 31, 2015
Life insurance in force	$390,226,197	$384,704,438	$4,601,282	$10,123,041	45.5%

Premiums and contract charges:
Life and annuities	$1,405,005	$(1,056,276)	$5,939	$354,668	1.7%
Accident and health insurance	58,467	(50,362)	—	8,105	0.0%

	$1,463,472	$(1,106,638)	$5,939	$362,773	1.6%

Period from April 1, 2014 through December 31, 2014
Life insurance in force	$395,385,878	$388,790,881	$5,106,566	$11,701,563	43.6%

Premiums and contract charges:
Life and annuities	$869,472	$(669,382)	$5,258	$205,348	2.6%
Accident and health insurance	51,972	(33,451)	—	18,521	0.0%

	$921,444	$(702,833)	$5,258	$223,869	2.4%

Predecessor
Period from January 1, 2014 through March 31, 2014
Premiums and contract charges:
Life and annuities	$313,410	$(314,991)	$1,581	$—	0.0%
Accident and health insurance	18,489	(18,489)	—	—	0.0%

	$331,899	$(333,480)	$1,581	$—	0.0%

Year ended December 31, 2013
Life insurance in force	$389,941,404	$395,421,202	$5,479,798	$—	0.0%

Premiums and contract charges:
Life and annuities	$1,250,623	$(1,257,453)	$6,830	$—	0.0%
Accident and health insurance	80,974	(80,974)	—	—	0.0%

	$1,331,597	$(1,338,427)	$6,830	$—	0.0%

No reinsurance or coinsurance income was netted against premiums ceded in the year ended December 31, 2015, the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 to March 31, 2014, or the year ended December 31, 2013.

53

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The following financial statements are included in Part A of the Registration Statement:

None

The following financial statements are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2015 and 2014, and for the year ended December 31, 2015, the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and the year ended December 31, 2013.

The financial statements the Separate Account as of December 31, 2015, and for each of the years in the two-years then ended.

The following financial statements are included in Part C of the Registration Statement:

None

(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account. (2)

(2) Custody Agreements. (not applicable)

(3) (a) Principal Underwriting Agreement by and among Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) effective November 25, 1998. (Variable Annuity Account). (3)

(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. (13)

(c) Selling Agreement between Lincoln Benefit Life Company, Allstate Distributors, LLC (ALFS, Inc., f/k/a Allstate Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) and Allstate Financial Services, LLC (f/k/a LSA Securities, Inc.) effective August 2, 1999. Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248). (14)

(e) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. (15)

(f) Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, LLC, effective April 1, 2014. (16)

(4) (a) Consultant Solutions Classic Variable Annuity Contract. (9)

(b) Consultant Solutions Elite Variable Annuity Contract. (9)

(c) Consultant Solutions Plus Variable Annuity Contract. (9)

(d) Consultant Solutions Select Variable Annuity Contract. (9)

(e) Accumulation Benefit Rider. (9)

(f) MAV Rider. (10)

(g) Annual Increase Rider. (9)

(h) Enhanced Earnings Rider. (9)

(i) Income Protection Rider. (9)

(j) Annuity Loan Rider. (9)

(k) Grantor Trust Rider. (9)

(l) Charitable Remainder Trust Rider. (9)

(m) Unisex Rider. (10)

(n) Waiver of Charges Rider. (9)

(o) Joint Annuitants Rider. (9)

(p) Spousal Benefit Rider. (10)

(q) Withdrawal Benefit Rider. (10)

(5) Application for Contract. (9)

(6) Depositor--Corporate Documents

(a) Amended and Restated Articles of Incorporation of Lincoln Benefit Life Company dated September 26, 2000, as amended by the Articles of Amendment to the Articles of Incorporation of Lincoln Benefit Life Company dated January 21, 2015. (20)

(b) Amended and Restated By-Laws of Lincoln Benefit Life Company effective March 10, 2006. (12)

(7)(a) Reinsurance Contract. (2)

(b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (11)

(c) Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (17)

(8) Participation Agreements:

(a) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP. (4)

(b) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (4)

(c) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc. (4)

(d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (5)

(e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (4)

(e) (2) Amendment to Participation Agreement Among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company. (6)

(f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company. (1)

(g) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

(h) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

(i) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

(j) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

(k) Form of Participation Agreement among Lincoln Benefit Life Company, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (1)

(l) Form of Participation Agreement among Rydex Variable Trust, Padco Financial Services, and Lincoln Benefit Life Company. (6)

(m) Fund Participation Agreement between Lincoln Benefit Life Company, Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc. (8)

(n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life Company. (7)

(o) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (7)

(p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company. (7)

(q) Form of Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (7)

(r) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (7)

(s) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company. (7)

(t) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life Company. (9)

Other Material Agreements:

(u) Amended and Restated Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (18)

(v) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (19)

(9) Opinion and Consent of Counsel. (Filed herewith)

(10) Consent of Independent Registered Public Accounting Firm. (Filed herewith)

(11) Financial Statements Omitted from Item 23. (not applicable)

(12) Initial Capitalization Agreement. (not applicable)

(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze. (Filed herewith)

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998.

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(4) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(5) Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(6) Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(7) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(8) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(9) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003.

(10) Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(11) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(12) Incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. (SEC File No. 333-111553)

(13) Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(14) Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(15) Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

(16) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(17) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(18) Incorporated herein by reference to Exhibit 10.14 to Post-Effective Amendment No. 1 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2016. (SEC File No. 333-203376).

(19) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(20) Incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company’s Registration Statement on Form S-1, filed on April 13, 2015. (SEC File No. 333-203376).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

NAME	POSITION AND OFFICES WITH DEPOSITOR

Stephen Campbell	Director
Richard Carbone	Director
Clive Cowdery	Director
Ann Frohman	Director
Jon Hack	Director
Robert Stein	Director
Grace Vandecruze	Director
W. Weldon Wilson	Director and Chief Executive Officer
Keith Gubbay	President and Chief Actuarial Officer
Robyn Wyatt	Chief Financial Officer, Executive Vice President and Treasurer
Karl Chappell	Managing Director, Investments & Mergers and Acquisitions
Simon Packer	Chief Transformation Officer
Leigh McKegney	Chief Legal Officer, Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR

REGISTRANT

Lancaster Re Captive Insurance Company, a Nebraska corporation, is a subsidiary of the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2016, there were 3,427 Qualified contract owners and 994 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. Resolution Life, Inc. has obtained directors and officers insurance, which includes indemnification for liability arising under the Securities Act of 1933 that the directors and officers of Resolution Life, Inc. and its subsidiaries may, in such capacities, incur.

The By-Laws of Allstate Distributors, L.L.C. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("ADLLC") serves as principal underwriter and distributor of the Contracts. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. Under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit.

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter

Wilford J. Kavanaugh	Manager, Chairman of the Board and President
Angela K. Fontana	Manager and Assistant Secretary
Mario Imbarrato	Manager
P. John Rugel	Manager
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
Marian Goll	Vice President and Treasurer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Stephanie D. Neely	Vice President and Assistant Treasurer
Mary K. Nelson	Vice President - Operations
Allen R. Reed	Vice President, General Counsel and Secretary

Jesse E. Merten	Senior Vice President and Assistant Secretary
Dana Goldstein	Chief Compliance Officer
Daniel G. Gordon	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors, L.L.C.	$0	$0	$0	$0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

The Principal Underwriter, ADLLC, is located at 3075 Sanders Road, Northbrook, Illinois 60062.

se2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka, Kansas 66636.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Stamford, and the State of Connecticut, on April 15, 2016.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (REGISTRANT)
By:	LINCOLN BENEFIT LIFE COMPANY

By:	/s/ W. Weldon Wilson W. Weldon Wilson Director and Chief Executive Officer

By:	LINCOLN BENEFIT LIFE COMPANY (DEPOSITOR)

By:	/s/ W. Weldon Wilson W. Weldon Wilson Director and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacity indicated on April 15, 2016.

SIGNATURE	TITLE
*Stephen Campbell	Director
Stephen Campbell
*Richard Carbone Richard Carbone	Director
*Clive Cowdery Clive Cowdery	Director
*Ann Frohman Ann Frohman	Director
*Jon Hack Jon Hack	Director
*Robert Stein Robert Stein	Director
*Grace Vandecruze Grace Vandecruze	Director
/s/ W. Weldon Wilson	Director and Chief Executive Officer (Principal Executive Officer)

W. Weldon Wilson
/s/ Robyn Wyatt Robyn Wyatt	Chief Financial Officer, Treasurer and Executive Vice President (Principal Financial Officer and Principal Accounting Officer)

*By: Robyn Wyatt, pursuant to Power of Attorney.

EXHIBITS

(9) Opinion and Consent of Counsel

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze.